COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

		REFERENCE		MATURITY	VALUE
PRINCIPAL	ISSUER	RATE & SPREAD	RATE	DATE	(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
FOOD, BEVERAGE & TOBACCO - 0.0%
INR 4,636,868	Britannia Industries Ltd		5.500%	06/03/24	$61
	TOTAL FOOD, BEVERAGE & TOBACCO				61
	TOTAL CORPORATE BONDS				61
	(Cost $64)
	TOTAL BONDS				61
	(Cost $64)
SHARES		COMPANY
COMMON STOCKS - 98.5%
AUTOMOBILES & COMPONENTS - 2.3%
21,879	e	AB Dynamics plc	312
54,000		Actron Technology Corp	438
904,648	*	Adient plc	36,883
196,353		Aisin Seiki Co Ltd	6,711
451,152	*	American Axle & Manufacturing Holdings, Inc	3,501
386,505		Apollo Tyres Ltd	967
571,857	*	Aptiv plc	68,457
92,692		ARB Corp Ltd	2,853
5,831	*,e	Arcimoto, Inc	39
63,463		Asahi India Glass Ltd	359
81,480	*,g	Aston Martin Lagonda Global Holdings plc	1,044
67,519,407		Astra International Tbk PT	30,910
29,555		Autel Intelligent Technology Corp Ltd	180
138,882		Autoliv, Inc	10,616
3,451	e	Autoneum Holding AG.	479
76,351		Bajaj Holdings and Investment Ltd	3,667
93,955		Balkrishna Industries Ltd	2,635
216,266		Bayerische Motoren Werke AG.	18,689
8,510		Bayerische Motoren Werke AG. (Preference)	659
251,445		Bharat Forge Ltd	2,310
84,462		BorgWarner, Inc	3,286
376,557		Bridgestone Corp	14,616
1,248,497	*,†	Brilliance China Automotive Holdings Ltd	571
121,043		BYD Co Ltd	4,331
897,862		BYD Co Ltd (H shares)	24,974
195,163	*,e	Canoo, Inc	1,077
23,001		Ceat Ltd	282
5,639		Changzhou Xingyu Automotive Lighting Systems Co Ltd	115
1,907,885		Cheng Shin Rubber Industry Co Ltd	2,349
270,000		China Motor Corp	568
100,776		Chongqing Changan Automobile Co Ltd	179
59,681		Cie Automotive S.A.	1,360
71,587		Cie Plastic Omnium SA	1,300
1,012,420	*	Cofide S.p.A.	455
491,776	*	Continental AG.	35,254
14,956	*	Cooper-Standard Holding, Inc	131
62,000		Cub Elecparts, Inc	339
577,488		Daimler AG. (Registered)	40,534
549,721		Dana Inc	9,659
451,706		Denso Corp	28,819

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
388,389	g	Dometic Group AB	$3,342
3,056,517		Dongfeng Motor Group Co Ltd	2,286
7,807	*	Dorman Products, Inc	742
1,100,700		Drb-Hicom BHD	384
32,200		Eagle Industry Co Ltd	256
150,068		Eicher Motors Ltd	4,839
120,062	*	ElringKlinger AG.	1,136
36,365	g	Endurance Technologies Ltd	523
36,482		Exedy Corp	469
429,483		Exide Industries Ltd	851
24,393	e	Faurecia	634
72,886		FAW Jiefang Group Co Ltd	99
44,700		FCC Co Ltd	489
85,290		Ferrari NV	18,581
210,235	*,e	Fisker, Inc	2,712
1,818,807		Ford Motor Co	30,756
67,447		Ford Otomotiv Sanayi AS	1,373
35,854	*	Fox Factory Holding Corp	3,512
454,621	e	Freni Brembo SpA	5,061
407,401		Fuji Heavy Industries Ltd	6,471
80,263		Fuyao Glass Industry Group Co Ltd - A	449
661,362	g	Fuyao Glass Industry Group Co Ltd - H	2,685
6,515,302		Geely Automobile Holdings Ltd	10,092
3,181,294	*	General Motors Co	139,150
80,447		Gentex Corp	2,347
38,747	*	Gentherm, Inc	2,830
211,509	g	Gestamp Automocion S.A.	738
5,815		Global & Yuasa Battery Co Ltd	326
48,000		Global PMX Co Ltd	248
1,628,761	*	Goodyear Tire & Rubber Co	23,275
88,159		Great Wall Motor Co Ltd	377
3,446,246		Great Wall Motor Co Ltd	5,409
29,500		G-Tekt Corp	307
3,389,042		Guangzhou Automobile Group Co Ltd - H	2,795
146,137		GUD Holdings Ltd	1,265
8,639		Halla Holdings Corp	289
80,167		Hankook Tire Co Ltd	2,213
24,452		Hankook Tire Worldwide Co Ltd	294
194,363		Hanon Systems	1,881
142,813		Harley-Davidson, Inc	5,627
133,034		Hero Honda Motors Ltd	4,001
1,195,386		Honda Motor Co Ltd	33,884
1,450,000		Hota Industrial Manufacturing Co Ltd	4,103
110,315		Huayu Automotive Systems Co Ltd	345
522,000	e	Huazhong In-Vehicle Holdings Co Ltd	181
30,200		Huizhou Desay Sv Automotive Co Ltd	598
73,272		Hyundai Mobis	12,914
153,351		Hyundai Motor Co	22,626
40,644		Hyundai Motor Co Ltd (2nd Preference)	2,889
25,564		Hyundai Motor Co Ltd (Preference)	1,808
19,957		Hyundai Wia Corp	1,049
32,500		Ichikoh Industries Ltd	109
389,151		Isuzu Motors Ltd	5,027
493,342		Johnson Electric Holdings Ltd	679
257,900		JTEKT Corp	2,018
24,596		Kayaba Industry Co Ltd	596
532,000		Kenda Rubber Industrial Co Ltd	593
329,556		Kia Motors Corp	19,961
765,587	*	Koito Manufacturing Co Ltd	30,983
87,841	*	Kumho Tire Co, Inc	304
3,294		LCI Industries, Inc	342
20,258		Lear Corp	2,889
622,022	*	Li Auto, Inc (ADR)	16,054
55,129		Linamar Corp	2,451

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
128,839	*,e	Lordstown Motors Corp	$439
341,351		Magna International, Inc	21,915
956,510		Mahindra & Mahindra Ltd	10,116
114,271	*	Mahindra CIE Automotive Ltd	257
38,000		Mahle-Metal Leve S.A. Industria e Comercio	205
39,996		Mando Corp	1,645
96,685	e	Martinrea International, Inc	695
150,801		Maruti Suzuki India Ltd	14,965
371,597		Mazda Motor Corp	2,731
12,267		MGI Coutier	271
52,100	*	Mianyang Fulin Precision Co Ltd	178
391,158		Michelin (C.G.D.E.) (Class B)	53,008
82,358		Minda Industries Ltd	1,006
831,426		Minth Group Ltd	2,026
1,364,500	*	Mitsubishi Motors Corp	3,665
156,281	*	Modine Manufacturing Co	1,408
1,412,456		Motherson Sumi Systems Ltd	2,586
2,015,604	*	Motherson Sumi Wiring India Lt	1,714
16,097	*	Motorcar Parts of America, Inc	287
2,012		MRF Ltd	1,720
54,638		Musashi Seimitsu Industry Co Ltd	671
21,511	*	Myoung Shin Industrial Co Ltd	405
377,000		Nan Kang Rubber Tire Co Ltd	555
1,983,098	*,e,g	Nemak SAB de C.V.	534
33,796		Nexen Tire Corp	178
590,000		Nexteer Automotive Group Ltd	372
185,800		NGK Spark Plug Co Ltd	2,992
234,215		NHK Spring Co Ltd	1,685
98,112		Nifco, Inc	2,232
44,411		Ningbo Joyson Electronic Corp	98
37,078		Ningbo Tuopu Group Co Ltd	329
1,446,772	*	NIO, Inc (ADR)	30,455
63,253		Nippon Seiki Co Ltd	441
2,186,843	*	Nissan Motor Co Ltd	9,717
88,910		Nissan Shatai Co Ltd	403
30,300	*,e	Niu Technologies (ADR)	293
133,188		NOK Corp	1,242
157,573		Nokian Renkaat Oyj	2,557
44,700		Pacific Industrial Co Ltd	344
37,103		Patrick Industries, Inc	2,237
265,326	e	Piaggio & C S.p.A.	747
42,694		Piolax Inc	542
426,691	g	Pirelli & C S.p.A	2,315
412,668		Porsche AG.	39,696
181,000		Prinx Chengshan Cayman Holding Ltd	172
758,000		Qingling Motors Co Ltd	142
96,352	*,e	QuantumScape Corp	1,926
43,024	*	Renault S.A.	1,125
275,841	*,e	Rivian Automotive, Inc	13,858
8,272		S&T Daewoo Co Ltd	313
97,755	*	SAF-Holland SE	822
558,323		SAIC Motor Corp Ltd	1,489
217,700		Sailun Group Co Ltd	336
566,000		Sanyang Industry Co Ltd	567
143,310		Schaeffler AG.	884
29,405		Shandong Linglong Tyre Co Ltd	102
15,300		Shenzhen Kedali Industry Co Ltd	355
24,900		Shoei Co Ltd	928
22,522		SL Corp	456
1,112,600		Sri Trang Agro-Industry PCL (Foreign)	876
17,520		Standard Motor Products, Inc	756
30,749		Stanley Electric Co Ltd	581
441,759		Stellantis NV	7,152
182,407	*	Stoneridge, Inc	3,787

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
494,040		Sumitomo Electric Industries Ltd	$5,873
41,417		Sumitomo Riko Co Ltd	203
208,100		Sumitomo Rubber Industries, Inc	1,907
4,973		Sundaram-Clayton Ltd	234
115,348		Sundram Fasteners Ltd	1,363
67,753		Suprajit Engineering Ltd	304
242,958	*	Suzuki Motor Corp	8,326
1,838,313	*	Tata Motors Ltd	10,390
27,500		Teikoku Piston Ring Co Ltd	292
208,858	*	Tenneco, Inc	3,826
1,287,160	*,n	Tesla, Inc	1,387,044
90,097	e	Thor Industries, Inc	7,091
271,450	g	TI Fluid Systems plc	678
800,000	e	Tianneng Power International Ltd	683
159,652		Tofas Turk Otomobil Fabrik	847
64,547		Tokai Rika Co Ltd	791
390,000		Tong Yang Industry Co Ltd	436
36,368		Topre Corp	347
381,025	e	Toyo Tire & Rubber Co Ltd	4,845
83,000		Toyoda Gosei Co Ltd	1,369
79,595		Toyota Boshoku Corp	1,294
20,303,655	*	Toyota Motor Corp	366,237
10,511		Trigano S.A.	1,531
107,800		TS Tech Co Ltd	1,205
129,256		Tube Investments of India Ltd	2,758
64,000		Tung Thih Electronic Co Ltd	333
76,300		Tupy S.A.	286
229,652		TVS Motor Co Ltd	1,883
354,100		UMW Holdings BHD	277
1,892,265	e	Valeo S.A.	34,952
3,713	*	Visteon Corp	405
26,734	*	Vitesco Technologies Group AG.	1,061
26,631		Volkswagen AG.	6,578
338,095		Volkswagen AG. (Preference)	58,102
56,904	e	Winnebago Industries, Inc	3,075
101,678	*,e	Workhorse Group, Inc	508
1,050,000	e	Wuling Motors Holdings Ltd	139
95,665	*,e	XL Fleet Corp	190
37,208	*	XPEL, Inc	1,958
402,516	*	XPeng, Inc (ADR)	11,105
775,031	g	Yadea Group Holdings Ltd	1,187
308,765		Yamaha Motor Co Ltd	6,921
144,300		Yokohama Rubber Co Ltd	1,986
669,000		Yulon Motor Co Ltd	943
		TOTAL AUTOMOBILES & COMPONENTS	3,015,692
BANKS - 7.0%
14,422		1st Source Corp	667
70,603		77 Bank Ltd	888
71,991		Aareal Bank AG.	2,263
57,438	*	Aavas Financiers Ltd	1,935
110,746	e,g	ABN AMRO Group NV	1,414
488,471		Absa Group Ltd	6,334
1,890,602		Abu Dhabi Commercial Bank PJSC	5,387
957,943		Abu Dhabi Islamic Bank PJSC	2,276
19,174,383		Agricultural Bank of China Ltd	7,330
3,349,862		Agricultural Bank of China Ltd (Class A)	1,624
16,802,213		AIB Group plc	37,009
2,226,187		Akbank TAS	1,097
67,618		Aktia Bank Oyj	814
1,417,573		Al Rajhi Bank	60,507
1,270,113		Alinma Bank	13,098
111,481	*	Alior Bank S.A.	1,208
17,342		Allegiance Bancshares, Inc	775

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,075,800		Alliance Financial Group BHD	$960
2,523,684	*	Alpha Bank AE	3,098
315,270	*,†	Amagerbanken AS	0
34,483		Amalgamated Financial Corp	620
18,833		Amerant Bancorp Inc	595
9,571		American National Bankshares, Inc	361
253,817		Ameris Bancorp	11,137
34,990		Amlak International for Real Estate Finance Co	199
1,225,834	*	AMMB Holdings BHD	1,080
146,000	e	Aozora Bank Ltd	3,076
401,052		Arab National Bank	2,957
12,974		Arrow Financial Corp	421
131,946		Associated Banc-Corp	3,003
64,688		Atlantic Union Bankshares Corp	2,373
94,013	*,g	AU Small Finance Bank Ltd	1,535
3,706,692		Australia & New Zealand Banking Group Ltd	75,954
36,244		Awa Bank Ltd	641
2,549,714	*	Axis Bank Ltd	25,385
82,533	*	Axos Financial, Inc	3,829
233,794		Banc of California, Inc	4,526
384,989	*,e	Banca Monte dei Paschi di Siena S.p.A	395
500,724	e	Banca Popolare di Sondrio SCARL	2,045
14,416		Bancfirst Corp	1,200
91,100		Banco ABC Brasil S.A.	330
19,999,653		Banco Bilbao Vizcaya Argentaria S.A.	114,197
1,641,486		Banco BPM S.p.A.	4,835
6,810,642		Banco Bradesco S.A.	26,135
9,835,227		Banco Bradesco S.A. (Preference)	45,901
40,158,748	*,e	Banco Comercial Portugues S.A.	7,630
30,225,704		Banco de Chile	3,237
34,573	*	Banco de Credito e Inversiones	1,246
6,833,649	e	Banco de Sabadell S.A.	5,584
869,900	e,g	Banco del Bajio S.A.	2,388
1,881,301		Banco do Brasil S.A.	13,711
292,700		Banco do Estado do Rio Grande do Sul	669
16,063,377	*,†	Banco Espirito Santo S.A.	178
701,575		Banco Inter S.A.	3,124
378,400		Banco Pan S.A.	842
267,610		Banco Santander Brasil S.A.	2,073
42,817,437		Banco Santander Chile S.A.	2,411
5,296,847		Banco Santander S.A.	18,009
157,161		BanColombia S.A.	1,807
140,826		BanColombia S.A. (ADR)	6,008
474,367		BanColombia S.A. (Preference)	5,068
446,195	g	Bandhan Bank Ltd	1,797
6,458,800	*	Bank Aladin Syariah Tbk PT	976
245,476	*	Bank AlBilad	4,035
277,147		Bank Al-Jazira	1,935
2,257,100		Bank BTPN Syariah Tbk PT	517
88,460,470		Bank Central Asia Tbk PT	49,119
6,333	e	Bank First Corp	456
54,773		Bank Handlowy w Warszawie S.A.	832
638,228		Bank Hapoalim Ltd	6,319
12,141,700	*	Bank Jago Tbk PT	12,372
722,971		Bank Leumi Le-Israel	7,788
803,157	*	Bank Millennium S.A.	1,259
18,740,065		Bank of America Corp	772,465
957,562		Bank of Beijing Co Ltd	690
418,100		Bank of Changsha Co Ltd	503
141,720		Bank of Chengdu Co Ltd	334
1,886,244		Bank of China Ltd - A	971
150,989,912		Bank of China Ltd - H	60,253
1,858,612		Bank of Communications Co Ltd - A	1,493
6,808,319		Bank of Communications Co Ltd - H	4,874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,661,200		Bank of East Asia Ltd	$2,596
50,178		Bank of Georgia Group plc	783
235,395		Bank of Hangzhou Co Ltd	521
3,009		Bank of Hawaii Corp	253
10,808,662	*	Bank of Ireland Group plc	68,733
685,418		Bank of Jiangsu Co Ltd	758
580,000		Bank of Kaohsiung	299
67,200		Bank of Kyoto Ltd	2,922
31,603		Bank of Marin Bancorp	1,108
1,014,378		Bank of Montreal	119,366
436,314		Bank of Nanjing Co Ltd	731
284,474		Bank of Ningbo Co Ltd	1,667
1,532,139		Bank of Nova Scotia	109,811
113,873		Bank of NT Butterfield & Son Ltd	4,086
1,377,275		Bank of Queensland Ltd (ASE)	8,878
602,999		Bank of Shanghai Co Ltd	630
1,224,600		Bank of the Philippine Islands	2,357
8,929		Bank OZK	381
123,015		Bank Pekao S.A.	3,288
3,438,711		Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	365
4,438,000		Bank Pembangunan Daerah Jawa Timur Tbk PT	244
117,334,868		Bank Rakyat Indonesia	37,897
13,128,800		Bank Tabungan Negara Persero Tbk PT	1,563
22,915		Bank Zachodni WBK S.A.	1,657
799,326		Bankinter S.A.	4,683
186,113		BankUnited	8,182
299,244		Banner Corp	17,515
36,672		Banque Cantonale Vaudoise	3,173
705,701		Banque Saudi Fransi	10,060
13,413		Bar Harbor Bankshares	384
57,345,633		Barclays plc	111,163
1,093,225	g	BAWAG Group AG.	55,163
3,926,906		BDO Unibank, Inc	10,031
900,724		Bendigo Bank Ltd	6,886
90,119		Berkshire Hills Bancorp, Inc	2,611
646,100		BIMB Holdings BHD	453
24,470	*	Blue Foundry Bancorp	332
16,628		Blue Ridge Bankshares, Inc	252
1,384,799		BNP Paribas S.A.	79,134
4,113,669		BOC Hong Kong Holdings Ltd	15,479
20,765		BOK Financial Corp	1,951
708,004	*	Boubyan Bank KSCP	2,190
1,264,313	e	BPER Banca	2,205
10,193	*	BRE Bank S.A.	850
16,301	*	Bridgewater Bancshares, Inc	272
66,169		Brookline Bancorp, Inc	1,047
331,642		BS Financial Group, Inc	2,159
4,491,123		Bumiputra-Commerce Holdings BHD	5,689
1,176,960		Burgan Bank SAK	1,126
17,670		Business First Bancshares, Inc	430
110,924		Byline Bancorp, Inc	2,959
287,777		Cadence BanCorp	8,420
993,405		CaixaBank S.A.	3,370
6,170		Cambridge Bancorp	524
31,897		Camden National Corp	1,500
69,118		Can Fin Homes Ltd	572
607,903	e	Canadian Imperial Bank of Commerce	73,791
221,505	e	Canadian Western Bank	6,439
454,580	*	Canara Bank	1,357
6,769		Capital Bancorp, Inc	155
13,589		Capital City Bank Group, Inc	358
213,373		Capitec Bank Holdings Ltd	33,982
289,433		Capitol Federal Financial	3,149
30,255		Capstar Financial Holdings, Inc	638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,196	*	Carter Bankshares, Inc	$403
136,919		Cathay General Bancorp	6,127
14,542		CBTX, Inc	451
235,560		Central Pacific Financial Corp	6,572
2,560,615		Chang Hwa Commercial Bank	1,707
502,816		Chiba Bank Ltd	2,956
2,209,293	e,g	China Bohai Bank Co Ltd	367
7,112,490		China Citic Bank	3,589
731,107		China Construction Bank Corp - A	723
109,505,546		China Construction Bank Corp - H	82,027
1,929,704		China Everbright Bank Co Ltd - A	1,001
2,578,845		China Everbright Bank Co Ltd - H	973
4,385,981		China Merchants Bank Co Ltd	34,142
2,933,464		China Merchants Bank Co Ltd (Class A)	21,517
1,702,248		China Minsheng Banking Corp Ltd - A	1,023
4,321,991	e	China Minsheng Banking Corp Ltd - H	1,621
746,829		China Zheshang Bank Co Ltd	390
33,445,388		Chinatrust Financial Holding Co	34,084
1,306,900		Chongqing Rural Commercial Bank Co Ltd	818
167,100		Chugoku Bank Ltd	1,190
2,731,120	n	Citigroup, Inc	145,842
12,707		Citizens & Northern Corp	310
981,173		Citizens Financial Group, Inc	44,477
12,568		City Holding Co	989
394,678		City Union Bank Ltd	669
13,785		Civista Bancshares, Inc	332
177,526		Close Brothers Group plc	2,763
14,513		CNB Financial Corp	382
2,566	*	Coastal Financial Corp	117
185,115	*,e	Collector AB	768
194,775	e	Columbia Banking System, Inc	6,285
22,593	*	Columbia Financial, Inc	486
66,071		Comerica, Inc	5,975
8,172	e	Commerce Bancshares, Inc	585
1,311,913		Commercial Bank of Qatar QSC	2,691
1,174,448	*	Commercial International Bank	2,959
6,159,319	*	Commerzbank AG.	46,804
2,508,216		Commonwealth Bank of Australia	197,528
105,827		Community Bank System, Inc	7,424
13,929		Community Trust Bancorp, Inc	574
1,194,860		Concordia Financial Group Ltd	4,447
127,530		ConnectOne Bancorp, Inc	4,082
317,082		Credicorp Ltd	54,497
878,641		Credit Agricole S.A.	10,498
92,707		Credito Emiliano S.p.A.	609
59,046	*	CrossFirst Bankshares, Inc	931
4,101	e	Cullen/Frost Bankers, Inc	568
24,082	*	Customers Bancorp, Inc	1,256
116,656		CVB Financial Corp	2,708
5,646,074	*,†	Cyprus Popular Bank Public Co Ltd	62
480,427		Dah Sing Banking Group Ltd	424
212,708		Dah Sing Financial Holdings Ltd	687
42,686		Daishi Hokuetsu Financial Group, Inc	870
154,611		Danske Bank AS	2,572
1,999,968		DBS Group Holdings Ltd	52,404
162,260	g	Deutsche Pfandbriefbank AG.	1,970
215,565		DGB Financial Group Co Ltd	1,648
59,931		Dime Community Bancshares, Inc	2,072
364,702		DNB Bank ASA	8,246
1,851,523		Doha Bank QSC	1,312
1,884,686		Dubai Islamic Bank PJSC	3,156
13,590,525		E.Sun Financial Holding Co Ltd	15,592
26,709		Eagle Bancorp, Inc	1,523
137,745	e	East West Bancorp, Inc	10,885

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
202,719		Eastern Bankshares, Inc	$4,367
1,744,112		Emirates NBD Bank PJSC	7,097
12,913	e	Enact Holdings, Inc	287
8,668		Enterprise Bancorp, Inc	348
81,822		Enterprise Financial Services Corp	3,871
28,595		Equitable Group, Inc	1,641
228,234	*,g	Equitas Small Finance Bank Ltd	153
13,028		Equity Bancshares, Inc	421
121,291		Erste Bank der Oesterreichischen Sparkassen AG.	4,423
186,533		Essent Group Ltd	7,687
2,850,015	*	Eurobank Ergasias S.A.	3,334
2,021,000		Far Eastern International Bank	857
25,674		Farmers National Banc Corp	438
25,647		FB Financial Corp	1,139
7,989		Federal Agricultural Mortgage Corp	867
2,158,746		Federal Bank Ltd	2,751
20,822		FIBI Holdings Ltd	1,006
4,205	e	Fidelity D&D Bancorp, Inc	195
4,898,710		Fifth Third Bancorp	210,840
29,665	*	Finance Of America Cos, Inc	90
14,186		Financial Institutions, Inc	427
984,337		FinecoBank Banca Fineco S.p.A	14,932
497,142		First Bancorp	6,522
25,154		First Bancorp	1,051
7,988		First Bancorp, Inc	240
27,126		First Bancshares, Inc	913
12,763		First Bank	181
42,213		First Busey Corp	1,070
5,017		First Citizens Bancshares, Inc (Class A)	3,339
79,366		First Commonwealth Financial Corp	1,203
16,702		First Community Bancshares, Inc	471
80,548		First Financial Bancorp	1,857
115,680		First Financial Bankshares, Inc	5,104
10,177		First Financial Corp	440
7,138,161		First Financial Holding Co Ltd	7,059
160,827		First Foundation, Inc	3,906
8,167		First Hawaiian, Inc	228
39,743		First Horizon National Corp	934
72,244		First International Bank Of Israel Ltd	3,111
8,176		First Internet Bancorp	352
183,226		First Interstate Bancsystem, Inc	6,737
128,330		First Merchants Corp	5,339
13,056		First Mid-Illinois Bancshares, Inc	503
21,647	e	First National Financial Corp	702
21,936		First of Long Island Corp	427
388,487		First Republic Bank	62,974
10,591		Five Star Bancorp	300
44,566		Flagstar Bancorp, Inc	1,890
24,551		Flushing Financial Corp	549
23,728		FNB Corp	295
6,538		FS Bancorp, Inc	203
5,200	*,†	FS Finans A.S.	0
219,800		Fukuoka Financial Group, Inc	4,241
133,958		Fulton Financial Corp	2,226
599,701		Genworth Mortgage Insurance Australia Ltd	1,288
22,449		German American Bancorp, Inc	853
138,008		Glacier Bancorp, Inc	6,939
8,914		Great Southern Bancorp, Inc	526
2,985,561		Grupo Financiero Banorte S.A. de C.V.	22,448
1,526,377	*,e	Grupo Financiero Inbursa S.A.	3,198
12,551		Guaranty Bancshares, Inc	439
2,062,968		Gulf Bank KSCP	2,178
431,500		Gunma Bank Ltd	1,244
411,500		Hachijuni Bank Ltd	1,363

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,819,337		Haci Omer Sabanci Holding AS	$3,363
205,767		Hana Financial Group, Inc	8,184
148,353		Hancock Whitney Corp	7,737
850,657		Hang Seng Bank Ltd	16,360
164,825		Hanmi Financial Corp	4,056
43,850		HarborOne Northeast Bancorp, Inc	615
10,132		HBT Financial, Inc	184
741,255		HDFC Bank Ltd	14,276
181,159		HDFC Bank Ltd (ADR)	11,110
51,787		Heartland Financial USA, Inc	2,477
65,796		Heritage Commerce Corp	740
31,963		Heritage Financial Corp	801
133,189		Hilltop Holdings, Inc	3,916
1,283		Hingham Institution for Savings	440
306,602		Hirogin Holdings, Inc	1,616
26,200		Hokkoku Financial Holdings, Inc	654
139,960		Hokuhoku Financial Group, Inc	1,016
5,817		Home Bancorp, Inc	237
808,498		Home Bancshares, Inc	18,272
52,344		Home Capital Group, Inc	1,591
26,101	*,g	Home First Finance Co India Ltd	264
4,573	e	Home Point Capital, Inc	14
18,883		HomeStreet, Inc	895
14,664		HomeTrust Bancshares, Inc	433
417,612		Hong Leong Bank BHD	2,003
112,070		Hong Leong Credit BHD	522
237,359		Hope Bancorp, Inc	3,817
37,472		Horizon Bancorp	700
2,476,615		Housing Development Finance Corp	77,439
20,332,890		HSBC Holdings plc	138,885
5,873,004		Hua Nan Financial Holdings Co Ltd	4,968
750,786		Huaxia Bank Co Ltd	656
3,736,065		Huntington Bancshares, Inc	54,621
250,774		Hyakugo Bank Ltd	685
7,504,347		ICICI Bank Ltd	71,576
1,242,061		ICICI Bank Ltd (ADR)	23,525
3,774,601	*	IDFC Bank Ltd	1,964
121,245		IIFL Finance Ltd	454
20,035		Independent Bank Corp	441
49,646		Independent Bank Corp	4,056
37,148		Independent Bank Group, Inc	2,643
460,149		Indiabulls Housing Finance Ltd	951
2,793,739		Industrial & Commercial Bank of China Ltd - A	2,096
64,010,914		Industrial & Commercial Bank of China Ltd - H	39,242
854,605		Industrial Bank Co Ltd	2,769
185,847		Industrial Bank of Korea	1,652
20,164,907		ING Groep NV	210,540
42,493	e	Intercorp Financial Services, Inc	1,468
126,699		International Bancshares Corp	5,348
14,327,281		Intesa Sanpaolo S.p.A.	32,792
5,691,621		Investimentos Itau S.A. - PR	12,851
141,614		Investors Bancorp, Inc	2,114
4,875,956		iShares Core MSCI EAFE ETF	338,928
667,523		Israel Discount Bank Ltd	4,151
350,503,861		Itau CorpBanca Chile SA	780
7,703,150		Itau Unibanco Holding S.A.	44,461
269,754		Iyo Bank Ltd	1,315
375,477	e	Japan Post Bank Co Ltd	3,015
227,449		JB Financial Group Co Ltd	1,576
4,958,603		JPMorgan Chase & Co	675,957
33,240		Juroku Financial Group, Inc	589
60,803	*	Jyske Bank	3,305
104,831	*,e	KakaoBank Corp	4,428
489,157		Karur Vysya Bank Ltd	296

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,067,188		KB Financial Group, Inc	$53,481
59,175	e	KBC Ancora	2,603
530,726		KBC Groep NV	38,079
44,324		Kearny Financial Corp	571
92,248		Keiyo Bank Ltd	371
62,844		Keycorp	1,406
252,100		Kiatnakin Bank PCL (Foreign)	521
1,556,000		King's Town Bank	2,179
67,619		Kiyo Bank Ltd	758
53,251		Komercni Banka AS	2,062
380,034		Kotak Mahindra Bank Ltd	8,728
4,654,196		Krung Thai Bank PCL	1,921
3,202,458		Kuwait Finance House	11,276
599,747		Kuwait International Bank KSCP	497
888,539		Kuwait Projects Co Holding KSCP	586
422,700		Kyushu Financial Group, Inc	1,382
173,291		Lakeland Bancorp, Inc	2,894
19,603		Lakeland Financial Corp	1,431
52,252	e	Laurentian Bank of Canada	1,737
410,944		LIC Housing Finance Ltd	1,932
14,466	e	Liechtensteinische Landesbank AG.	867
4,048		Live Oak Bancshares, Inc	206
75,276,986		Lloyds TSB Group plc	45,841
15,338		Luther Burbank Corp	204
699,792		M&T Bank Corp	118,615
21,791		Macatawa Bank Corp	196
7,883,093		Malayan Banking BHD	16,753
2,127,800		Malaysia Building Society	303
3,117,994	*	Masraf Al Rayan	4,426
1,220,900		Mebuki Financial Group Inc	2,542
1,140,122		Mediobanca S.p.A.	11,521
13,055,076		Mega Financial Holding Co Ltd	19,494
12,555		Mercantile Bank Corp	445
12,553		Merchants Bancorp	344
125,111		Meta Financial Group, Inc	6,871
13,858		Metrocity Bankshares, Inc	325
1,212,564		Metropolitan Bank & Trust	1,332
28,628	*	Metropolitan Bank Holding Corp	2,913
304,680		MGIC Investment Corp	4,128
9,672		Mid Penn Bancorp, Inc	259
18,737		Midland States Bancorp, Inc	541
11,830		MidWestOne Financial Group, Inc	392
17,912,986		Mitsubishi UFJ Financial Group, Inc	110,723
115,548		Mizrahi Tefahot Bank Ltd	4,512
2,583,058		Mizuho Financial Group, Inc	32,948
206,553	g	Moneta Money Bank AS	838
53,391	*	Mr Cooper Group, Inc	2,438
29,768		Musashino Bank Ltd	426
9,014		MVB Financial Corp	374
28,549		Nanto Bank Ltd	460
3,604,309		National Australia Bank Ltd	86,773
148,088		National Bank Holdings Corp	5,965
6,645,332		National Bank of Abu Dhabi PJSC	42,697
475,300	e	National Bank of Canada	36,434
691,354	*	National Bank of Greece S.A.	2,546
4,970,485		National Bank of Kuwait SAKP	17,961
3,220,801		National Commercial Bank	60,602
19,972,238		Natwest Group plc	56,408
35,141		NBT Bancorp, Inc	1,270
318,838		Nedbank Group Ltd	5,065
33,574	e	New York Community Bancorp, Inc	360
8,498	*	Nicolet Bankshares, Inc	795
155,464		Nishi-Nippon Financial Holdings, Inc	957
180,298	*	NMI Holdings, Inc	3,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,424,952	e	Nordea Bank Abp	$35,250
9,482,412		Nordea Bank Abp	97,600
294,397		North Pacific Bank Ltd	573
37,841		Northfield Bancorp, Inc	543
4,867	e	Northrim BanCorp, Inc	212
104,322		Northwest Bancshares, Inc	1,409
217,249		Nova Ljubljanska Banka dd (GDR)	3,293
1,046,000		O-Bank Co Ltd	372
79,702		OceanFirst Financial Corp	1,602
7,598	*	Ocwen Financial Corp	181
312,451		OFG Bancorp	8,324
39,407		Ogaki Kyoritsu Bank Ltd	611
29,500		Okinawa Financial Group, Inc	495
442,304		Old National Bancorp	7,245
86,130		Old Second Bancorp, Inc	1,250
37,566		Origin Bancorp, Inc	1,589
8,651		Orrstown Financial Services, Inc	198
517,302		OSB Group plc	3,832
148,028	*	OTP Bank	5,370
4,175,771		Oversea-Chinese Banking Corp	37,882
133,232		Pacific Premier Bancorp, Inc	4,710
401,603		PacWest Bancorp	17,321
289,162		Paragon Group of Cos plc	1,892
12,076		Park National Corp	1,587
18,836		PCSB Financial Corp	360
15,719		Peapack Gladstone Financial Corp	546
27,530		PennyMac Financial Services, Inc	1,465
21,016		Peoples Bancorp, Inc	658
6,529		Peoples Financial Services Corp	330
441,942		People's United Financial, Inc	8,834
223,171		Pepper Money Ltd	340
1,724,856	*	Permanent TSB Group Holdings plc	3,196
797,184		Ping An Bank Co Ltd	1,923
133,777		Pinnacle Financial Partners, Inc	12,318
10,292	*	Pioneer Bancorp, Inc	108
1,010,769	*	Piraeus Financial Holdings S.A.	1,573
59,304	*,g	PNB Housing Finance Ltd	293
719,394		PNC Financial Services Group, Inc	132,692
54,439		Popular, Inc	4,450
1,248,937		Postal Savings Bank of China Co Ltd - A	1,055
23,756,972	g	Postal Savings Bank of China Co Ltd - H	19,130
586,460	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	5,526
182,186		Preferred Bank	13,498
32,043		Premier Financial Corp	972
49,362		Primis Financial Corp	690
68,150	e	Prosperity Bancshares, Inc	4,728
14,581		Provident Bancorp Inc	236
63,932		Provident Financial Services, Inc	1,496
22,842,985		PT Bank Mandiri Persero Tbk	12,529
5,347,953		PT Bank Negara Indonesia	3,056
16,442,005		Public Bank BHD	18,239
456,911		Qatar International Islamic Bank QSC	1,388
773,128		Qatar Islamic Bank SAQ	5,061
7,669,586		Qatar National Bank	48,469
14,081		QCR Holdings, Inc	797
164,441		Qingdao Rural Commercial Bank Corp	91
442,174		Radian Group, Inc	9,821
36,397		Raiffeisen International Bank Holding AG.	517
12,340		RBB Bancorp	290
5,512,500	*,g	RBL Bank Ltd	9,402
4,509		Red River Bancshares Inc	239
280,300	e	Regional SAB de C.V.	1,970
64,750		Regions Financial Corp	1,441
62,916		Renasant Corp	2,105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,727		Republic Bancorp, Inc (Class A)	$347
44,494	*	Republic First Bancorp, Inc	230
4,157,500		Resona Holdings, Inc	17,708
1,216,657		RHB Capital BHD	1,725
33,531		Ringkjoebing Landbobank A.S.	4,257
1,707,484		Riyad Bank	17,038
138,489		Rocket Cos, Inc	1,540
1,880,362		Royal Bank of Canada	207,026
32,717		S&T Bancorp, Inc	968
39,336		Sandy Spring Bancorp, Inc	1,767
160,864		San-In Godo Bank Ltd	820
950,359		Saudi British Bank	10,038
23,647	g	Sbanken ASA	281
62,638		Seacoast Banking Corp of Florida	2,194
546,640		Security Bank Corp	1,148
13,708		ServisFirst Bancshares, Inc	1,306
752,300		Seven Bank Ltd	1,468
2,445,978		Shanghai Commercial & Savings Bank Ltd	4,263
1,309,934		Shanghai Pudong Development Bank Co Ltd	1,648
58,800		Shiga Bank Ltd	1,056
733,470		Shinhan Financial Group Co Ltd	24,915
90,900	*	Shinsei Bank Ltd	1,658
353,347		Shizuoka Bank Ltd	2,480
999,761		Siam Commercial Bank PCL	3,398
12,612		Sierra Bancorp	315
56,857		Signature Bank	16,687
22,753	*	Silvergate Capital Corp	3,426
95,549		Simmons First National Corp (Class A)	2,505
6,959,617		SinoPac Financial Holdings Co Ltd	4,451
891,357	e	Skandinaviska Enskilda Banken AB (Class A)	9,636
11,537		SmartFinancial, Inc	295
174,574		Societe Generale	4,680
20,381		South Plains Financial Inc	542
67,397		South State Corp	5,499
5,209	*	Southern First Bancshares, Inc	265
6,550		Southern Missouri Bancorp, Inc	327
25,917		Southside Bancshares, Inc	1,058
110,095		Spar Nord Bank AS	1,450
67,414		Sparebank Oestlandet	1,069
195,320		SpareBank SR-Bank ASA	2,973
140,860		Sparebanken Midt-Norge	2,250
164,278		Sparebanken Nord-Norge	2,004
11,714		Spirit of Texas Bancshares, Inc	308
3,642		St Galler Kantonalbank	1,819
5,486,235		Standard Bank Group Ltd	68,161
6,389,702		Standard Chartered plc	42,415
3,836,716		State Bank of India	24,788
16,109		Stock Yards Bancorp, Inc	852
2,380,828		Sumitomo Mitsui Financial Group, Inc	75,206
349,363		Sumitomo Mitsui Trust Holdings, Inc	11,370
9,769		Summit Financial Group, Inc	250
247,864		Suruga Bank Ltd	824
34,586	*	SVB Financial Group	19,349
350,775	e	Svenska Handelsbanken AB	3,226
388,813	e	Swedbank AB (A Shares)	5,807
107,710		Sydbank AS	3,677
11,111	e	Synovus Financial Corp	544
3,407,000		Taichung Commercial Bank	1,792
7,132,924		Taishin Financial Holdings Co Ltd	5,074
7,445,000		Taiwan Business Bank	3,321
6,561,844		Taiwan Cooperative Financial Holding	6,735
50,252		TBC Bank Group plc	726
70,345	*	Texas Capital Bancshares, Inc	4,031
32,042		Texcell-NetCom Co Ltd	250

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,823		TFS Financial Corp	$63
371,600		Thanachart Capital PCL	479
44,624	*	The Bancorp, Inc	1,264
2,663	*	Third Coast Bancshares, Inc	62
142,346	e	Timbercreek Financial Corp	1,081
196,600		Tisco Bank PCL	593
158,543		Toho Bank Ltd	265
208,964		Tomony Holdings, Inc	558
12,379		Tompkins Financial Corp	969
2,395,669		Toronto-Dominion Bank	190,078
56,406		Towne Bank	1,689
70,863		Trico Bancshares	2,837
110,452	*	Tristate Capital Holdings, Inc	3,670
4,236	*	Triumph Bancorp, Inc	398
1,116,951		Truist Financial Corp	63,331
17,064		TrustCo Bank Corp NY	545
52,659		Trustmark Corp	1,600
1,678,487		Turkiye Garanti Bankasi AS	1,396
1,099,173		Turkiye Is Bankasi (Series C)	661
53,461		UMB Financial Corp	5,194
15,954		Umpqua Holdings Corp	301
1,698,049	g	Unicaja Banco S.A.	1,765
452,284		UniCredit S.p.A.	4,879
3,134,200		Union Bank Of Taiwan	1,872
109,533		United Bankshares, Inc	3,821
249,823		United Community Banks, Inc	8,694
1,305,427		United Overseas Bank Ltd	30,544
76,990		Univest Financial Corp	2,060
4,319,403		US Bancorp	229,576
94,255	e	UWM Holdings Corp	427
19,392		Valiant Holding	2,004
348,766	e	Valley National Bancorp	4,541
264,765		Van Lanschot Kempen NV	7,046
8,779	*	Velocity Financial, Inc	96
342,724		Veritex Holdings, Inc	13,082
1,525,799		Virgin Money UK plc	3,395
635,093	†	VTB Bank PJSC (GDR) Equiduct	6
664,707	*,†	VTB Bank PJSC (GDR) Tradegate	7
23,235		Walker & Dunlop, Inc	3,007
1,249,212	*	Warba Bank KSCP	1,158
131,199		Washington Federal, Inc	4,306
14,585		Washington Trust Bancorp, Inc	766
19,711		Waterstone Financial, Inc	381
322,040		Webster Financial Corp	18,073
13,606,494		Wells Fargo & Co	659,371
53,139		WesBanco, Inc	1,826
13,245		West Bancorporation, Inc	360
60,612		Westamerica Bancorporation	3,667
18,718		Western Alliance Bancorp	1,550
4,047,550		Westpac Banking Corp	73,125
181,631		Wintrust Financial Corp	16,879
578,988		Woori Financial Group, Inc	7,257
115,209		WSFS Financial Corp	5,371
442,299		Yamaguchi Financial Group, Inc	2,446
3,085,320		Yapi ve Kredi Bankasi	857
8,092,568	*	Yes Bank Ltd	1,307
14,414		Zions Bancorporation	945
		TOTAL BANKS	8,954,532
CAPITAL GOODS - 7.0%
308,149		3M Co	45,877
2,842	*	3M India Ltd	736
124,605		A.O. Smith Corp	7,961
132,164		Aalberts Industries NV	6,850

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,193,774		Aamal Co	$699
4,975		Aaon, Inc	277
28,359	*	AAR Corp	1,373
781,210	e	ABB Ltd	25,343
8,011		ABB Power Products & Systems India Ltd	370
2,119,579		Aboitiz Equity Ventures, Inc	2,437
377,000		AcBel Polytech, Inc	462
28,019		Ackermans & Van Haaren	5,221
55,202	e	ACS Actividades de Construccion y Servicios S.A.	1,488
91,834		Acuity Brands, Inc	17,384
307,912		Adani Enterprises Ltd	8,134
379,117		AddTech AB	7,278
24,200		Advan Co Ltd	178
70,680		Advanced Drainage Systems, Inc	8,398
37,000		Advanced Energy Solution Holding Co Ltd	1,615
4,593	*,e	Advent Technologies Holdings, Inc	11
50,527		AECC Aero-Engine Control Co Ltd	184
118,752		AECC Aviation Power Co Ltd	837
208,415		Aecom Technology Corp	16,008
72,579	e	Aecon Group, Inc	985
141,864	*	AerCap Holdings NV	7,133
		Aeris Industria E Comercio De Equipamentos Para Geracao De
224,400		Energia S.A.	273
47,406	*	Aerojet Rocketdyne Holdings, Inc	1,865
9,448	*	Aerovironment, Inc	889
6,827	*,e	AerSale Corp	107
56,523		AFG Arbonia-Forster Hldg	1,107
22,596	e	AG Growth International Inc	780
39,926		AGCO Corp	5,830
36,632	*,e	AgEagle Aerial Systems, Inc	44
50,423		AIA Engineering Ltd	1,077
63,452		Aica Kogyo Co Ltd	1,543
29,600		Aichi Corp	213
54,241		Aida Engineering Ltd	466
97,725		Air Lease Corp	4,363
1,318,365	e	Airbus SE	159,085
152,226		Airtac International Group	4,894
31,360		Aker ASA (A Shares)	2,868
2,120		Alamo Group, Inc	305
21,956		Albany International Corp (Class A)	1,851
67,337		Alfa Laval AB	2,316
3,322,000		Alfa S.A. de C.V. (Class A)	2,524
25,160	*,e,g	Alfen Beheer BV	2,551
37,378	g	Alimak Group AB	417
215,161		Allegion plc	23,620
3,834,600		Alliance Global Group, Inc	926
1,178		Allied Motion Technologies, Inc	35
109,706		Allison Transmission Holdings, Inc	4,307
274,293		Alstom RGPT	6,418
30,868	*	Alta Equipment Group, Inc	382
56,408		Altra Industrial Motion Corp	2,196
781,500		Amada Co Ltd	6,871
107,860		Amara Raja Batteries Ltd	760
3,752	*	Ameresco, Inc	298
26,311	*	American Superconductor Corp	200
14,678	*	American Woodmark Corp	719
15,304		Ametek, Inc	2,038
434,541	*	Andritz AG.	20,069
330,486	*	API Group Corp	6,950
20,906		Apogee Enterprises, Inc	992
235,301		Applied Industrial Technologies, Inc	24,156
3,510		Arad Investment & Industrial Development Ltd	487
174,714		Arcadis NV	7,850
41,152		Arcosa, Inc	2,356

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,456		Argan, Inc	$506
108,200		Armac Locacao Logistica E Servicos S.A.	435
47,543		Armstrong World Industries, Inc	4,279
378,686	*	Array Technologies, Inc	4,268
170,539		Asahi Glass Co Ltd	6,814
698,153		Aselsan Elektronik Sanayi Ve Ticaret AS	1,149
1,785,562		Ashok Leyland Ltd	2,743
1,610,623		Ashtead Group plc	101,412
46,713		Ashtrom Group Ltd	1,379
1,406,708		Assa Abloy AB	37,812
19,516		Astec Industries, Inc	839
35,067		Astra Industrial Group	433
119,776		Astral Polytechnik Ltd	3,176
22,233	*	Astronics Corp	287
235,983	*	Atkore International Group, Inc	23,230
368,532		Atlas Copco AB (A Shares)	19,129
151,592		Atlas Copco AB (B Shares)	6,875
88,759	*	ATS Automation Tooling Systems, Inc	3,202
382,817		Austal Ltd	540
169,831		AVIC Electromechanical Systems Co Ltd	289
2,062,037		AviChina Industry & Technology Co	1,138
26,859		AVICOPTER plc	215
39,466		Avon Rubber plc	674
82,213	*	Axon Enterprise, Inc	11,323
191,397		Ayala Corp	3,042
517,659	*	AZEK Co, Inc	12,859
49,337		AZZ, Inc	2,380
37,005	*	Babcock & Wilcox Enterprises, Inc	302
317,316	*	Babcock International Group	1,347
41,762	e	Badger Infrastructure Solution	1,051
3,034,354		BAE Systems plc	28,497
764,790		Balfour Beatty plc	2,577
281,795	*,e	Ballard Power Systems, Inc	3,280
195,035		Barloworld Ltd	1,548
89,735		Barnes Group, Inc	3,606
18,629		BayWa AG.	871
23,489	*	Beacon Roofing Supply, Inc	1,392
1,735	*,e	Beam Global	35
77,138	e	Beijer Alma AB	1,783
290,489	e	Beijer Ref AB	5,261
98,312		Beijing New Building Materials plc	467
25,000		Beijing United Information Technology Co Ltd	439
11,513		Belimo Holding AG.	6,098
21,722		BEML Ltd	519
337,635	*	Bera Holding A.S.	232
1,264,000		BES Engineering Corp	441
22,172		BGF Co Ltd	97
1,358,898		Bharat Electronics Ltd	3,759
1,094,902	*	Bharat Heavy Electricals	708
318,927		Bidvest Group Ltd	4,882
15,467	*,e	Biesse S.p.A.	279
155,000		Bizlink Holdings Inc	1,590
4,396	*,e	Blink Charging Co	116
547,137	*	Bloom Energy Corp	13,213
9,707	*	Blue Bird Corp	183
70,160		Blue Star Ltd	970
16,930	*,e	BlueLinx Holdings, Inc	1,217
9,793		Bobst Group AG.	965
647,006	g	BOC Aviation Ltd	5,082
230,347		Bodycote plc	1,902
1,324,318	*	Boeing Co	253,607
107,101		Boise Cascade Co	7,440
2,560,700	*	Bombardier, Inc	2,950
24,551		Bonheur ASA	994

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
95,254		Boskalis Westminster	$3,411
6,518		Bossard Holding AG.	1,528
234,041		Bouygues S.A.	8,169
200,930		Brenntag AG.	16,201
405,000		Brighton-Best International Taiwan, Inc	538
11,241		Bucher Industries AG.	4,544
14,102		Budimex S.A.	749
48,653		Bufab AB	1,729
317,520	*	Builders FirstSource, Inc	20,493
67,100		Bunka Shutter Co Ltd	540
353,002		Bunzl plc	13,690
9,830		Burckhardt Compression Holding AG.	5,195
5,318		Burkhalter Holding AG.	416
36,021		BWX Technologies, Inc	1,940
3,955	*,e	Byrna Technologies, Inc	32
3,697		Cadre Holdings, Inc	91
785,913	*	CAE, Inc	20,456
67,852	e	Caesarstone Sdot-Yam Ltd	714
21,961		Carbone Lorraine	813
41,298	g	Carel Industries S.p.A	1,054
94,342		Cargotec Corp (B Shares)	3,584
107,985		Carlisle Cos, Inc	26,556
5,376,633		Carrier Global Corp	246,626
819,484		Caterpillar, Inc	182,597
84,000		Central Glass Co Ltd	1,430
5,180		Cera Sanitaryware Ltd	339
113,781	*,e	Ceres Power Holdings plc	1,092
1,387,900		CH Karnchang PCL	841
83,700	*,g	Changsha Broad Homes Industrial Group Co Ltd	104
204,559	*,e	ChargePoint Holdings, Inc	4,067
18,320		Chargeurs S.A.	412
15,433	*,e	Chart Industries, Inc	2,651
481,129		Chemring Group plc	2,045
203,000		Chicony Power Technology Co Ltd	584
261,500	e	China Aircraft Leasing Group Holdings Ltd	181
196,122		China Baoan Group Co Ltd	343
1,992,000		China Communications Services Corp Ltd	898
1,166,074		China Conch Venture Holdings Ltd	3,399
315,800		China CSSC Holdings Ltd	857
1,416,700	*	China Energy Engineering Corp Ltd	543
517,000	*	China High Speed Transmission Equipment Group Co Ltd	312
772,036		China Lesso Group Holdings Ltd	927
233,800		China National Chemical Engineering Co Ltd	353
979,818		China Railway Group Ltd - A	929
3,257,000		China Railway Group Ltd - H	1,814
1,920,700		China State Construction Engineering Corp Ltd	1,641
1,400,000		China State Construction International Holdings Ltd	1,857
17,969		China Yuchai International Ltd	209
204,545	*	Chiyoda Corp	783
43,600		Chudenko Corp	737
386,000		Chung Hsin Electric & Machinery Manufacturing Corp	733
9,605		Cie d'Entreprises CFE	1,349
880,000	e	CIMC Enric Holdings Ltd	1,088
94,878	e	CIMIC Group Ltd	1,557
2,259	*	CIRCOR International, Inc	60
4,011,517		Citic Pacific Ltd	4,438
4,816,000	*	Citic Resources Holdings Ltd	323
17,153		CJ Corp	1,187
2,813,090		CK Hutchison Holdings Ltd	20,570
60,993		CKD Corp	931
214,141		CNH Industrial NV	3,373
1,420,116	e,h	CNH Industrial NV (NYSE)	22,523
34,823	g	Cochin Shipyard Ltd	135
131,296	*,e	Colfax Corp	5,224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,055		Columbus McKinnon Corp	$1,020
286,533		Comfort Systems USA, Inc	25,504
58,168	*	Commercial Vehicle Group, Inc	492
3,503,779		Compagnie de Saint-Gobain	208,476
136,917	e	COMSYS Holdings Corp	2,982
26,841	*	Concrete Pumping Holdings Inc	180
21,987		Construcciones y Auxiliar de Ferrocarriles S.A.	725
28,042	*	Construction Partners Inc	734
155,659		Contemporary Amperex Technology Co Ltd	12,456
537,000		Continental Engineering Corp	492
1,676		Conzzeta AG.	1,728
51,378	*	Core & Main, Inc	1,243
594,191	*	Cornerstone Building Brands, Inc	14,451
587,600		COSCO SHIPPING Development Co Ltd	304
16,118		Crane Co	1,745
46,491	*	Creative & Innovative System	556
838,911	*	Crompton Greaves Ltd	2,083
29,412		CS Wind Corp	1,524
476,000	*	CSBC Corp Taiwan	349
32,544		CSW Industrials, Inc	3,827
755,000		CTCI Corp	1,217
150,924		Cummins India Ltd	2,220
84,452		Cummins, Inc	17,322
38,059		Curtiss-Wright Corp	5,715
147,148	*,e	Custom Truck One Source, Inc	1,235
13,619		Daelim Industrial Co	683
7,267		Daetwyler Holding AG.	2,404
225,788	*	Daewoo Engineering & Construction Co Ltd	1,294
59,458		Daewoo International Corp	1,048
45,509	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	924
17,038		Dai-Dan Co Ltd	292
46,013		Daifuku Co Ltd	3,283
23,348		Daihen Corp	804
10,589	e	Daiho Corp	392
16,437		Daiichi Jitsugyo Co Ltd	575
382,386		Daikin Industries Ltd	69,443
333,832	*	Daimler Truck Holding AG.	9,259
35,100		Daiwa Industries Ltd	312
17,711	e	Danieli & Co S.p.A.	386
73,482		Danieli & Co S.p.A. (RSP)	1,172
24,734		Dassault Aviation S.A.	3,906
25,365		Dawonsys Co Ltd	637
128,739		DCC plc	9,969
787,141	e	Deere & Co	327,026
64,484	*,e	Desktop Metal, Inc	306
156,648	*	Deutz AG.	809
42,206	g	Dilip Buildcon Ltd	133
241,486		Diploma plc	8,290
19,254		DL E&C Co Ltd	2,084
5,718,100		DMCI Holdings, Inc	998
114,826		Donaldson Co, Inc	5,963
211,929		Dongfang Electric Corp Ltd	450
53,869		Doosan Bobcat, Inc	1,712
6,753		Doosan Corp	572
51,126	*	Doosan Fuel Cell Co Ltd	1,707
238,920	*,e	Doosan Heavy Industries and Construction Co Ltd	3,977
147,807	*	Doosan Infracore Co Ltd	805
3,383		Douglas Dynamics, Inc	117
825,101		Dover Corp	129,458
392,953	*,†	Drake & Scull International PJSC	1
2,637,895		Dubai Investments PJSC	1,739
9,930	*	Ducommun, Inc	520
63,086		Duerr AG.	1,861
387,500		Dufu Technology Corp Bhd	265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,979	*	DXP Enterprises, Inc	$433
7,484	*	Dycom Industries, Inc	713
4,018,400		Dynasty Ceramic PCL	360
1,648,105		Eaton Corp	250,116
114,000		Ebara Corp	6,324
12,019		Ecopro BM Co Ltd	3,884
22,300	*,e	EHang Holdings Ltd (ADR)	267
17,138		Eiffage S.A.	1,759
27,544		Elbit Systems Ltd	6,024
8,555		Elco Holdings Ltd	730
2,512		Electra Israel Ltd	1,869
1,852,314		Electrocomponents plc	26,161
256,718	*	Electrolux Professional AB	1,578
1,019,721	*	ElSewedy Electric Co	459
1,436,700	*	Embraer S.A.	4,514
134,710		EMCOR Group, Inc	15,172
470,946		Emeco Holdings Ltd	306
39,846		Emerson Electric Co	3,907
66,899		Encore Wire Corp	7,631
8,038		Energiekontor AG.	773
57,395	*	Energy Recovery, Inc	1,156
7,551		Enerpac Tool Group Corp	165
33,406		EnerSys	2,491
248,803		Engineers India Ltd	209
130,668		EnPro Industries, Inc	12,770
5,306	*,e	Eos Energy Enterprises, Inc	22
140,169	e	Epiroc AB	2,998
80,675		Epiroc AB	1,457
176,232		ESCO Technologies, Inc	12,322
80,106		Escorts Ltd	1,784
122,420		Eve Energy Co Ltd	1,535
873	*,e	EVI Industries, Inc	16
332,534	*	Evoqua Water Technologies Corp	15,622
146,457		Fagerhult AB	780
260,000		Fangda Carbon New Material Co Ltd	344
119,984	*	Fanuc Ltd	21,058
3,438,631		Far Eastern Textile Co Ltd	3,634
573,703		Fastenal Co	34,078
221,990		Federal Signal Corp	7,492
112,777		Ferguson plc	15,279
502,501		Ferrovial S.A.	13,364
574,478	*,e	Fincantieri S.p.A	395
350,383		Finning International, Inc	10,549
68,554		Finolex Cables Ltd	340
360,000	e	First Tractor Co	186
1,015,379		Fletcher Building Ltd	4,477
1,097,218		Flowserve Corp	39,390
1,320,986		FLSmidth & Co AS	34,486
32,863	*	Fluence Energy, Inc	431
210,980		Fluidra S.A.	6,105
164,930	*	Fluor Corp	4,732
669,574		Fortive Corp	40,797
205,615		Fortune Brands Home & Security, Inc	15,273
3,191,508	e	Fosun International	3,449
38,018		Franklin Electric Co, Inc	3,157
378,700		Frencken Group Ltd	459
4,765	*,e	FTC Solar, Inc	24
243,003	*,e	FuelCell Energy, Inc	1,400
449,358	*	Fugro NV	5,379
80,933	*	Fuji Electric Holdings Co Ltd	4,034
80,445		Fuji Machine Manufacturing Co Ltd	1,451
1,019,178	*	Fujikura Ltd	5,159
72,439	e	Fujitec Co Ltd	1,860
13,939		Fukushima Industries Corp	437

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,656		Furukawa Co Ltd	$333
203,344		Furukawa Electric Co Ltd	3,605
2,026,547		Gamuda BHD	1,664
31,033		GARO AB	507
225,152	*	Gates Industrial Corp plc	3,391
31,009		GATX Corp	3,824
31,557		GEA Group AG.	1,293
7,810		Geberit AG.	4,815
62,149	*	GEK Group of Cos S.A.	645
131,399	*,n	Generac Holdings, Inc	39,060
186,365		General Dynamics Corp	44,948
72,786		General Electric Co	6,660
4,613		Georg Fischer AG.	5,512
46,213	*	Gibraltar Industries, Inc	1,985
20,701		Giken Seisakusho Co, Inc	628
16,200		Ginlong Technologies Co Ltd	531
4,255		Global Industrial Co	137
60,256	e	Glory Ltd	1,018
6,722		GMM Pfaudler Ltd	402
83,473	*	GMS, Inc	4,154
51,213	*	Godrej Industries Ltd	313
16,499		Gorman-Rupp Co	592
62,530	*	Gotion High-tech Co Ltd	336
64,891		Graco, Inc	4,524
326,926		GrafTech International Ltd	3,145
339,482		Grafton Group plc	4,343
38,206		Granite Construction, Inc	1,253
70,419		Graphite India Ltd	464
56,438	*	Great Lakes Dredge & Dock Corp	792
26,871		Greenbrier Cos, Inc	1,384
2,717,000	g	Greentown Management Holdings Co Ltd	2,314
38,867		Griffon Corp	779
53,632		Grindwell Norton Ltd	1,269
559,993	e	Grupo Carso S.A. de C.V. (Series A1)	2,095
177,099	e	Grupo Rotoplas SAB de C.V.	226
41,615		GS Engineering & Construction Corp	1,580
79,754	e	GS Yuasa Corp	1,515
100,674	*	GT Capital Holdings, Inc	1,071
18,315		Guangdong Kinlong Hardware Products Co Ltd	308
133,366		Gulf Cable & Electrical Industries Co KSCP	637
88,177	g	GVS S.p.A	798
292,760		GWA International Ltd	543
3,942		H&E Equipment Services, Inc	172
759,497		Haitian International Holdings Ltd	1,958
353,300		Hangzhou Steam Turbine Co	670
25,303	*	Hanjin Heavy Industries & Construction Co Ltd	166
60,379		Hanwa Co Ltd	1,592
72,595		Hanwha Corp	1,869
29,096		Hanwha Corp (3P)	376
45,577		Hanwha Systems Co Ltd	612
609,281		HAP Seng Consolidated BHD	1,084
700,000		Harbin Power Equipment	198
58,200	e	Harmonic Drive Systems, Inc	1,999
256,297		Havells India Ltd	3,880
195,236		Hazama Ando Corp	1,443
39,567		HDC Hyundai Development Co-Engineering & Construction	488
54,560		Hefei Meiya Optoelectronic Technology, Inc	229
13,751		HEG Ltd	248
39,385		HEICO Corp	6,047
72,989		HEICO Corp (Class A)	9,257
461,583	*	Heidelberger Druckmaschinen	1,206
21,221		Helios Technologies, Inc	1,703
121,589		Hensoldt AG.	3,540
3,029		Herc Holdings, Inc	506

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
124,432	*,e	Hexagon Composites ASA	$447
64,675	*,e	Hexagon Purus Holding AS.	232
43,740	e	Hexatronic Group AB	1,739
78,951		Hexcel Corp	4,695
99,803		Hillenbrand, Inc	4,408
185,794		Hino Motors Ltd	1,086
11,300	e	Hirata Corp	495
216,659	*	Hitachi Construction Machinery Co Ltd	5,614
1,845,060	*	Hitachi Ltd	92,334
693,720		Hitachi Zosen Corp	4,213
179,003		Hiwin Technologies Corp	1,486
25,668		Hochtief AG.	1,729
1,964,301		Honeywell International, Inc	382,214
34,775		Hongfa Technology Co Ltd	258
51,462		Hoshizaki Electric Co Ltd	3,530
15,100		Hosokawa Micron Corp	329
1,078,538		Howden Joinery Group plc	10,812
1,133,645		Howmet Aerospace, Inc	40,743
448,708		Hubbell, Inc	82,459
17,932		Huber & Suhner AG.	1,677
3,604		Huntington Ingalls	719
430,923		Husqvarna AB (B Shares)	4,495
4,927	*	Hydrofarm Holdings Group, Inc	75
83,978	*,e	Hyliion Holdings Corp	372
35,028		Hyosung Corp	2,465
4,489	*	Hyosung Heavy Industries Corp	225
9,221		Hyster-Yale Materials Handling, Inc	306
12,700		Hyundai Construction Equipment Co Ltd	384
20,010	*	Hyundai Electric & Energy System Co Ltd	351
24,756		Hyundai Elevator Co Ltd	776
53,971		Hyundai Engineering & Construction Co Ltd	2,113
27,929	*	Hyundai Heavy Industries	2,032
29,089	*	Hyundai Mipo Dockyard	1,863
97,353	*	Hyundai Rotem Co Ltd	1,622
393,252	*,e	Ideanomics Inc	440
32,077		Idec Corp	670
24,833		IDEX Corp	4,761
997	*	IES Holdings, Inc	40
3,327,600		IJM Corp BHD	1,320
6,561		Iljin Diamond Co Ltd	152
282,721		Illinois Tool Works, Inc	59,202
486,224		IMI plc	8,657
17,002	*,e	Implenia AG.	416
84,236		Inaba Denki Sangyo Co Ltd	1,708
76,098		Inabata & Co Ltd	1,283
13,704	g	IndiaMart InterMesh Ltd	776
25,777		Indus Holding AG.	765
1,730,809		Industries Qatar QSC	9,021
311,919		Indutrade AB	7,845
252,265	*,e	Infrastructure and Energy Alternatives, Inc	2,989
301,060	e	INFRONEER Holdings, Inc	2,569
1,191,709		Ingersoll Rand, Inc	60,003
51,884	*,e	INNOVATE Corp	191
2,803,600	*,†	Inovisi Infracom Tbk PT	0^
266,493	*	InPost S.A.	1,691
252,525		Instalco AB	1,889
15,557		Insteel Industries, Inc	575
85,745		Interpump Group S.p.A.	4,297
746		Interroll Holding AG.	2,457
240,168		Investment AB Latour	7,625
49,823		INVISIO AB	911
136,253		Inwido AB	2,155
300,100		Iochpe-Maxion S.A.	810
222,523	*	IRB Infrastructure Developers Ltd	733

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,955		IS Dongseo Co Ltd	$793
24,857		ISGEC Heavy Engineering Ltd	168
156,700		Ishikawajima-Harima Heavy Industries Co Ltd	3,744
18,566		Italmobiliare S.p.A	593
522,299	*	Itm Power plc	2,405
1,276,062		Itochu Corp	43,164
125,352		ITT, Inc	9,428
254,966	*,e,h	Iveco Group NV	1,678
23,998		Jantsa Jant Sanayi Ve Ticaret AS.	105
12,732		Japan Pulp & Paper Co Ltd	405
69,761		Japan Steel Works Ltd	2,162
226,368		Jardine Matheson Holdings Ltd	12,450
47,400	e	JDC Corp	214
47,832	*	JELD-WEN Holding, Inc	970
3,256,826		JG Summit Holdings (Series B)	3,857
403,700		JGC Corp	4,825
83,504		Jiangsu Hengli Hydraulic Co Ltd	682
214,318		Jiangsu Zhongtian Technology Co Ltd	571
6,883		John Bean Technologies Corp	815
201,772		Johns Lyng Group Ltd	1,306
701,698		Johnson Controls International plc	46,010
21,414	g	JOST Werke AG.	862
291,900	*,e	JTOWER, Inc	17,001
6,492		Judges Scientific plc	583
58,289		Jungheinrich AG.	1,688
3,578		Kaba Holding AG.	1,835
1,309		Kadant, Inc	254
96,021		Kajaria Ceramics Ltd	1,287
286,199		Kajima Corp	3,482
66,804		Kalpataru Power Transmission Ltd	322
23,491		Kaman Corp	1,021
37,600		Kanamoto Co Ltd	614
116,401		Kandenko Co Ltd	794
85,800		Kanematsu Corp	939
3,100,740		KAP Industrial Holdings Ltd	1,035
1,633	*	Karat Packaging, Inc	32
20,136		Kardex AG.	4,637
23,800		Katakura Industries Co Ltd	434
236,900		Kawasaki Heavy Industries Ltd	4,292
12,309		KCC Glass Corp	639
116,958		KEC International Ltd	583
61,956		KEI Industries Ltd	1,023
117,300	e	Keihan Electric Railway Co Ltd	2,876
118,354		Keller Group plc	1,292
72,792		Kennametal, Inc	2,083
16,481		KEPCO Engineering & Construction Co, Inc	1,132
1,541,047		Keppel Corp Ltd	7,266
565,113	*	Kier Group plc	633
229,371		Kinden Corp	2,956
63,614		Kingspan Group plc	6,218
74,122		KION Group AG.	4,885
178,000		Kitz Corp	997
107,442	*	Kloeckner & Co AG.	1,446
73,388		Knorr-Bremse AG.	5,626
128,052		KNR Constructions Ltd	478
813,640		KOC Holding AS	2,199
17,329	*	Koenig & Bauer AG.	401
919,120		Komatsu Ltd	22,082
4,460		Komax Holding AG.	1,248
74,729		Kone Oyj (Class B)	3,911
72,273	e	Konecranes Oyj	2,219
226,439		Kongsberg Gruppen ASA	8,991
329,304	*	Koninklijke BAM Groep NV	994
81,515		Korea Aerospace Industries Ltd	2,828

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,110		Korea Electric Terminal Co Ltd	$267
268,007	*	Kornit Digital Ltd	22,162
753,460	*	Kratos Defense & Security Solutions, Inc	15,431
17,040		Krones AG.	1,415
95,976	*	Kuang-Chi Technologies Co Ltd	258
1,020,312		Kubota Corp	19,125
41,304		Kumagai Gumi Co Ltd	914
84,000		Kung Long Batteries Industrial Co Ltd	402
91,187		Kurita Water Industries Ltd	3,366
27,454		Kyokuto Kaihatsu Kogyo Co Ltd	311
121,255		Kyowa Exeo Corp	2,236
51,522		Kyudenko Corp	1,205
7,837		Kyung Dong Navien Co Ltd	296
162,790		L3Harris Technologies, Inc	40,448
3,506		Lakshmi Machine Works Ltd	441
778,320		Larsen & Toubro Ltd	18,050
980	*	Lawson Products, Inc	38
94,474		Legrand S.A.	8,982
31,527		Lennox International, Inc	8,130
474,793	*	Leonardo S.p.A.	4,718
96,586		LG Corp	6,065
21,869	*,e	LG Energy Solution	7,975
41,417		LG Hausys Ltd	2,177
99,835		LG International Corp	2,823
219,321	*	Liberty Media Acquisition Corp	2,200
374,631		Lifco AB	9,510
10,732		LIG Nex1 Co Ltd	634
23,957		Lincoln Electric Holdings, Inc	3,302
78,595		Lindab International AB	1,999
2,176		Lindsay Corp	342
56,725	*,e	Lion Electric Co	476
20,887		LISI	500
275,750		LIXIL Group Corp	5,133
772,500	e	LK Technology Holdings Ltd	1,152
284,024		Lockheed Martin Corp	125,368
2,384,000		Lonking Holdings Ltd	648
67,354		LS Cable Ltd	2,917
21,531		LS Industrial Systems Co Ltd	797
2,067,200		LT Group, Inc	355
82,642	g	Luceco plc	221
248,000	*,e	Luoyang Glass Co Ltd	368
10,900		Luoyang Xinqianglian Slewing Bearing Co Ltd	193
60,057		Luxfer Holdings plc	1,009
216,849	*	LX Holdings Corp	1,713
85,741		Maas Group Holdings Ltd	314
59,632		Mabuchi Motor Co Ltd	1,856
175,267	e	Maire Tecnimont S.p.A	603
28,539		Makino Milling Machine Co Ltd	900
237,191		Makita Corp	7,589
1,585,500		Malaysian Resources Corp BHD	137
11,755		Manitou BF S.A.	328
30,353	*	Manitowoc Co, Inc	458
705,400		Marcopolo S.A.	396
1,694,740		Marubeni Corp	19,680
972,871		Masco Corp	49,616
6,891	*	Masonite International Corp	613
51,494	*	Mastec, Inc	4,485
180,027	*	Matrix Service Co	1,480
27,600		Max Co Ltd	383
62,850		Maxar Technologies, Inc	2,480
7,900	*	Mayville Engineering Co Inc	74
2,387		MBB SE	332
34,346		McGrath RentCorp	2,919
24,635	*,e	McPhy Energy S.A.	515

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,807	*,e	MDA Ltd	$535
326,771	e	MDU Resources Group, Inc	8,708
611,000	e	MECOM Power and Construction Ltd	278
898,667	*	Meggitt plc	8,943
35,371		Meidensha Corp	732
993,444		Melrose Industries plc	1,612
49,286	*	Mercury Systems, Inc	3,176
79,499	*	Meritor, Inc	2,828
917,003		Metallurgical Corp of China Ltd	541
26,200		METAWATER Co Ltd	428
745,212		Metso Outotec Oyj	6,282
19,888	*	Middleby Corp	3,260
85,494	e	Mie Kotsu Group Holdings, Inc	319
9,602		Miller Industries, Inc	270
360,690		Minebea Co Ltd	7,856
143,900		Ming Yang Smart Energy Group Ltd	500
103,762		Miraito Holdings Corp	1,651
296,754		MISUMI Group, Inc	8,835
1,383,035		Mitsubishi Corp	51,901
1,202,377		Mitsubishi Electric Corp	13,790
312,338		Mitsubishi Heavy Industries Ltd	10,253
30,000		Mitsubishi Nichiyu Forklift Co Ltd	227
25,850		Mitsuboshi Belting Co Ltd	427
1,869,669		Mitsui & Co Ltd	50,753
57,431	e	Miura Co Ltd	1,415
101,762		Monadelphous Group Ltd	832
4,129,490		MonotaRO Co Ltd	88,628
31,921	*,g	Montana Aerospace AG.	562
24,589		Moog, Inc (Class A)	2,159
394,981		Morgan Crucible Co plc	1,601
44,601		Morgan Sindall plc	1,404
128,644		Mori Seiki Co Ltd	1,743
38,000		Morita Holdings Corp	384
1,820,610	*	MRC Global, Inc	21,683
41,543		MSC Industrial Direct Co (Class A)	3,540
16,094		MTAR Technologies Ltd	370
68,849		MTU Aero Engines Holding AG.	15,923
109,694		Mueller Industries, Inc	5,942
128,310		Mueller Water Products, Inc (Class A)	1,658
148,941	g	Munters Group AB	923
34,509	*	MYR Group, Inc	3,245
132,400		Nabtesco Corp	3,496
19,833		Nachi-Fujikoshi Corp	677
449,411		Nagarjuna Construction Co	345
89,600		Nagase & Co Ltd	1,329
380,264		NARI Technology Co Ltd	1,874
243,760		National Central Cooling Co PJSC	165
1,508,181	*	National Industries Group Holding SAK	1,392
4,651		National Presto Industries, Inc	358
758,964		NBCC India Ltd	361
173,692		NCC AB (B Shares)	2,468
1,779,564	*,e	NEL ASA	2,989
117,429		Neles Oyj	1,196
28,059		Nexans S.A.	2,626
76,876	e	NFI Group, Inc	980
55,404		NGK Insulators Ltd	790
1,472,295		Nibe Industrier AB	16,320
61,240		Nichias Corp	1,261
15,700		Nichiden Corp	276
54,045		Nichiha Corp	1,105
165,352		Nidec Corp	13,060
54,067		Nikkiso Co Ltd	404
27,806	*,e	Nikola Corp	298
37,918	*	Nilfisk Holding A.S.	1,135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,827		Ningbo Ronbay New Energy Technology Co Ltd	$480
11,500		Nippon Carbon Co Ltd	394
45,059		Nippon Densetsu Kogyo Co Ltd	581
10,225		Nippon Koei Co Ltd	250
6,100	e	Nippon Road Co Ltd	416
96,000	*	Nippon Sheet Glass Co Ltd	334
17,617		Nippon Steel Trading Co Ltd	763
38,465		Nishimatsu Construction Co Ltd	1,155
116,400		Nishio Rent All Co Ltd	2,657
5,595		Nissei ASB Machine Co Ltd	142
177,331		Nisshinbo Industries, Inc	1,536
58,000		Nissin Electric Co Ltd	696
21,200		Nitta Corp	478
27,400		Nitto Boseki Co Ltd	630
42,135		Nitto Kogyo Corp	542
17,635		Nittoku Engineering Co Ltd	373
46,828	*	NKT Holding AS	2,113
43,666	*	NN, Inc	126
2,400	*,†,e	Noble Group Ltd	0^
249,331		Nolato AB	1,847
126,608	*,e	Nordex AG.	2,193
75,710		Nordson Corp	17,192
9,983		Noritake Co Ltd	363
20,651		Noritsu Koki Co Ltd	393
26,131		Noritz Corp	313
64,297		NORMA Group	1,846
113,400	*	North Industries Group Red Arrow Co Ltd	401
288,147		Northrop Grumman Corp	128,865
8,074	*	Northwest Pipe Co	205
792,279	*	NOW, Inc	8,739
1,556,642		NRW Holdings Ltd	2,494
469,000	e	NSK Ltd	2,810
475,261	*	NTN Corp	825
8,508	*	NV5 Global Inc	1,134
146,888	e	nVent Electric plc	5,109
1,820,000		NWS Holdings Ltd	1,666
11,446		Obara Corp	280
430,409		Obayashi Corp	3,159
482,312		OC Oerlikon Corp AG.	3,844
5,961		OHB AG.	243
22,621		Oiles Corp	280
27,767		Okuma Holdings, Inc	1,150
39,800		Okumura Corp	966
40,008	*	Olectra Greentech Ltd	351
366		Omega Flex, Inc	48
325,606	*,e	Opus Global Rt	219
7,237		Organo Corp	596
98,906		OSG Corp	1,512
22,270		Oshkosh Corp	2,241
9	*	OSRAM Licht AG.	1
558,002		Otis Worldwide Corp	42,938
7,366		Otokar Otobus Karoseri Sanayi AS	214
523,440		Owens Corning, Inc	47,895
103,530	*,e	OX2 AB	779
500,128		PACCAR, Inc	44,046
16,668		Palfinger AG.	418
17,670		Park Aerospace Corp	231
651,724		Parker-Hannifin Corp	184,933
8,187		Park-Ohio Holdings Corp	115
22,819	*	Parsons Corp	883
212,381		Peab AB (Series B)	2,136
115,280		Pentair plc	6,249
1,765,400		Pentamaster Corp BHD	1,569
339,746		Penta-Ocean Construction Co Ltd	1,695

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,127		People & Technology, Inc	$911
34,522		PER Aarsleff A.S.	1,340
4,650		Pfeiffer Vacuum Technology AG.	888
28,227	*	PGT Innovations, Inc	508
515,380	*,e	Plug Power, Inc	14,745
90,398		PNC Infratech Ltd	307
44,399		PNE AG.	514
46,299		Polycab India Ltd	1,437
296,787		Polypipe Group plc	1,903
187,100		Polyplex PCL (Foreign)	139
20,267	*,e	Porr AG.	265
8,433		Powell Industries, Inc	164
635,669		Power Construction Corp of China Ltd	727
58,990	*,e	PowerCell Sweden AB	1,157
2,975,100	*	PP Persero Tbk PT	205
39,507	*	PPK Group Ltd	154
121,570		Praj Industries Ltd	634
2,864		Preformed Line Products Co	182
44,897		Primoris Services Corp	1,069
31,716		Prince Pipes & Fittings Ltd	264
32,137	*	Proto Labs, Inc	1,700
57,987		Prysmian S.p.A.	1,968
218,588		PSG Group Ltd	1,433
1,347,020		QinetiQ plc	5,353
87,426		Quanex Building Products Corp	1,835
295,449	e	Quanta Services, Inc	38,884
50,200		Raito Kogyo Co Ltd	801
211,700		Randon Participacoes S.A.	475
580,885		Ras Al Khaimah Ceramics	432
5,147		Rational AG.	3,545
5,762,037		Raytheon Technologies Corp	570,845
19,878	*	RBC Bearings, Inc	3,854
488,000	*,e	Realord Group Holdings Ltd	630
296,951		Reece Ltd	4,181
176,285		Regal-Beloit Corp	26,228
1,380,427		Reliance Worldwide Corp Ltd	4,359
38,300	*,e	ReneSola Ltd (ADR)	223
203,538	*	Resideo Technologies, Inc	4,850
164,750		Reunert Ltd	507
110,410		REV Group, Inc	1,480
292,483		Rexel S.A.	6,244
130,000		Rexon Industrial Corp Ltd	203
257,811		Rheinmetall AG.	54,493
65,621		Richelieu Hardware Ltd	2,390
7,484		Rieter Holding AG.	1,211
64,400		Riyue Heavy Industry Co Ltd	209
103,570		Rockwell Automation, Inc	29,003
2,030		Rockwool International AS (B Shares)	670
8,624,344	*	Rolls-Royce Group plc	11,341
22,226	*,e	Romeo Power, Inc	33
246,117		Roper Technologies Inc	116,224
1,042,419		Rotork plc	4,439
201,000		Run Long Construction Co Ltd	403
36,516		Rush Enterprises, Inc (Class A)	1,859
5,452		Rush Enterprises, Inc (Class B)	264
75,433		Russel Metals, Inc	1,998
87,528		Saab AB (Class B)	3,161
461,473	e	Sacyr Vallehermoso S.A.	1,114
561,426		Safran S.A.	66,100
23,450		Salcef S.p.A	517
22,677	*	SAM KANG M&T Co Ltd	352
7,959		Samho International Co Ltd	190
95,137		Samsung C&T Corp	8,883
107,363	*	Samsung Engineering Co Ltd	2,304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
429,681	*	Samsung Heavy Industries Co Ltd	$2,001
140,914		Samsung Techwin Co Ltd	6,034
221,000		San Shing Fastech Corp	424
2,961,371		Sandvik AB	62,908
32,200		Sanki Engineering Co Ltd	369
409,641		Sanwa Shutter Corp	4,146
1,333,000		Sany Heavy Equipment International	1,380
583,957		Sany Heavy Industry Co Ltd	1,603
9,200		Sanyo Denki Co Ltd	368
38,494		Saudi Ceramic Co	538
61,657	e	Savaria Corp	864
49,127		Schaeffler India Ltd	1,253
46,807		Schindler Holding AG.	10,029
124,796		Schindler Holding AG. (Registered)	26,592
580,220		Schneider Electric S.A.	97,413
1,214		Schweiter Technologies AG.	1,485
29,295		Sekisui Jushi Corp	424
17,108,492	*	SembCorp Marine Ltd	1,237
11,991	e	Semperit AG. Holding	302
473,942	*	Senior plc	794
87,047	*	Sensata Technologies Holding plc	4,426
166,525		Seven Group Holdings Ltd	2,629
21,219		SFA Engineering Corp	714
21,652		SFS Group AG.	3,016
79,869	*	SGL Carbon AG.	496
380,627		Shanghai Construction Group Co Ltd	195
569,700		Shanghai Diesel Engine Co Ltd	313
857,803		Shanghai Electric Group Co Ltd	544
337,300		Shanghai Highly Group Co Ltd	169
554,000		Shanghai Industrial Holdings Ltd	832
281,100		Shanghai Mechanical and Electrical Industry Co Ltd	347
174,605	*	Shapir Engineering and Industry Ltd	1,733
174,140		Shenzhen Inovance Technology Co Ltd	1,555
21,536		Shibaura Machine Co Ltd	599
19,600		Shibuya Kogyo Co Ltd	390
287,694	*	Shikun & Binui Ltd	1,723
43,400		Shima Seiki Manufacturing Ltd	660
346,844		Shimizu Corp	2,081
9,704	e	Shin Nippon Air Technologies Co Ltd	153
151,000		Shin Zu Shing Co Ltd	436
33,584		Shinko Plantech Co Ltd	294
66,600		Shinmaywa Industries Ltd	492
42,348		Shinnihon Corp	252
92,461	*	Shoals Technologies Group, Inc	1,576
43,808		SHO-BOND Holdings Co Ltd	1,906
341,666		Shyft Group, Inc	12,338
327,000		Sichuan Road & Bridge Co Ltd	536
1,553,550		Siemens AG.	215,116
1,923,885		Siemens Energy AG.	43,770
476,462	*	Siemens Gamesa Renewable Energy	8,357
80,889		Siemens India Ltd	2,515
54,000		Sieyuan Electric Co Ltd	278
12,782		SIF Holding NV	166
888,978	*	SIG plc	504
196,411	g	Signify NV	9,137
3,029,859		Sime Darby BHD	1,726
29,746		Simpson Manufacturing Co, Inc	3,244
961,807		Singapore Technologies Engineering Ltd	2,913
19,751		Sinko Industries Ltd	279
1,022,600		Sino Thai Engineering & Construction PCL	410
1,917,000		Sinopec Engineering Group Co Ltd	977
895,467		Sinotruk Hong Kong Ltd	1,360
68,806	*	SiteOne Landscape Supply, Inc	11,125
48,695		SK Holdings Co Ltd	9,650

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
387,888		SK Networks Co Ltd	$1,503
69,302	e	Skanska AB (B Shares)	1,550
914,347	e	SKF AB (B Shares)	14,909
26,868		SKF India Ltd	1,249
160,186		SM Investments Corp	2,814
42,263		SMC Corp	23,625
2,181,843		Smiths Group plc	41,337
50,427		Snap-On, Inc	10,362
211,240	e	SNC-Lavalin Group, Inc	5,086
60,300		Sodick Co Ltd	385
281,802	e	Sojitz Holdings Corp	4,635
6,947		Solar Holdings AS (B Shares)	763
49,581	*	Soltec Power Holdings S.A.	290
93,151		Spirax-Sarco Engineering plc	15,228
653,816		Spirit Aerosystems Holdings, Inc (Class A)	31,965
365,492	*	SPX Corp	18,059
103,143		SPX FLOW, Inc	8,893
50,940		Stabilus S.A.	2,528
60,888	e	Stadler Rail AG.	2,363
10,088		Standex International Corp	1,008
327,837		Stanley Black & Decker, Inc	45,828
40,066		Star Micronics Co Ltd	503
9,838		Steico SE	998
173,160	*,e	Stem, Inc	1,907
55,655	*	Sterling & Wilson Solar Ltd	232
38,035	*	Sterling Construction Co, Inc	1,019
22,920	e	Sulzer AG.	1,904
1,132,970		Sumitomo Corp	19,622
18,097		Sumitomo Densetsu Co Ltd	329
269,500		Sumitomo Heavy Industries Ltd	6,176
201,737		Sumitomo Mitsui Construction Co Ltd	687
1,158,000	*	Sun King Power Electronics Group Ltd	405
101,770		Sungrow Power Supply Co Ltd	1,707
183,593	*	Sunrun, Inc	5,576
2,168,900		Sunway BHD	903
339,200		Sunway Construction Group BHD	139
71,763		Sunwoda Electronic Co Ltd	307
6,500		Suzhou Maxwell Technologies Co Ltd	535
6,941,818	*	Suzlon Energy Ltd	830
241,672		Sweco AB	3,514
115,722		Tadano Ltd	969
672,452	*,e	Taihan Electric Wire Co Ltd	1,018
10,543		Taihei Dengyo Kaisha Ltd	228
31,053		Taikisha Ltd	772
121,786		Taisei Corp	3,516
1,238,000		Taiwan Glass Industrial Corp	1,077
14,639		Takamatsu Corp	247
44,264		Takara Standard Co Ltd	458
84,841		Takasago Thermal Engineering Co Ltd	1,203
126,700		Takeuchi Manufacturing Co Ltd	2,724
80,100		Takuma Co Ltd	933
76,355	*,e,g	Talgo S.A.	328
2,128,000	*	Tatung Co Ltd	2,633
292,866		TBEA Co Ltd	933
1,403,475		Techtronic Industries Co	22,486
2,057,000		Teco Electric and Machinery Co Ltd	2,295
22,099	e	Teikoku Sen-I Co Ltd	312
189,782	*	Tekfen Holding AS	276
1,958		Tennant Co	154
682,046		Terex Corp	24,322
36,378		Textainer Group Holdings Ltd	1,385
899,920		Textron, Inc	66,936
187,370		Thales S.A.	23,465
43,668		Thermax Ltd	1,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,998	*	Thermon Group Holdings	$502
141,400	*	THK Co Ltd	3,112
2,661,400		Thoresen Thai Agencies PCL	754
54,915		Timken Co	3,333
18,063		Timken India Ltd	509
123,031	*	Titan International, Inc	1,812
97,028	*	Titan Machinery, Inc	2,742
142,900		Titan Wind Energy Suzhou Co Ltd	297
49,064		TKH Group NV	2,739
10,200	e	Toa Corp/Tokyo	208
66,411		Tocalo Co Ltd	732
249,156	e	Toda Corp	1,509
9,815		Toenec Corp	263
111,100		Tokai Corp	783
80,702		Tokyu Construction Co Ltd	443
91,234		Toro Co	7,800
173,989		Toromont Industries Ltd	16,494
222,292		Toshiba Corp	8,446
27,077		Totetsu Kogyo Co Ltd	502
90,928		Toto Ltd	3,652
51,303		Toyo Construction Co Ltd	325
12,700		Toyo Tanso Co Ltd	326
97,471		Toyota Industries Corp	6,723
143,458		Toyota Tsusho Corp	5,888
5,582	*	TPI Composites, Inc	78
743,278		Trane Technologies plc	113,499
1,017	*	Transcat Inc	83
73,917	*	TransDigm Group, Inc	48,160
1,018,680		Travis Perkins plc	16,427
448,230		Trelleborg AB (B Shares)	10,378
168,498	*	Trex Co, Inc	11,008
66,250		Trinity Industries, Inc	2,276
74,874		Triton International Ltd	5,255
55,541	*	Triumph Group, Inc	1,404
62,965		Troax Group AB	1,632
54,710		Trusco Nakayama Corp	1,070
53,130		Tsubaki Nakashima Co Ltd	417
30,790		Tsubakimoto Chain Co	766
47,000		Tsugami Corp	506
34,600		Tsukishima Kikai Co Ltd	306
31,322		Turk Traktor ve Ziraat Makineleri AS	495
1,499,212		Turkiye Sise ve Cam Fabrikalari AS	1,554
37,314	*	Tutor Perini Corp	403
32,960	*	TY Holdings Co Ltd	722
248,447		Tyman plc	1,032
198,904		UFP Industries, Inc	15,347
82,415		Ultra Electronics Holdings	3,581
10,100		Union Tool Co	314
211,000		United Integrated Services Co Ltd	1,426
151,754	*	United Rentals, Inc	53,905
307,795	*	Univar Solutions Inc	9,893
66,841		Uponor Oyj	1,354
119,700		Ushio, Inc	1,772
467,900		UWC BHD	431
165,237	e	Valmet Corp	5,129
20,392		Valmont Industries, Inc	4,866
22,125	e	Varta AG.	2,177
30,664	g	VAT Group AG.	11,675
64,337	*	Vectrus, Inc	2,307
131,688		Veidekke ASA	1,829
27,140	*	Veritiv Corp	3,626
469,944		Vertiv Holdings Co	6,579
900,491		Vestas Wind Systems A.S.	26,416
164,883	*,e	Vestum AB	666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
286,571		Vesuvius plc	$1,282
173,269		V-Guard Industries Ltd	491
14,673	*	Vicor Corp	1,035
113,986	*,e	View, Inc	210
949,893		Vinci S.A.	97,053
175,522	*,e	Virgin Galactic Holdings, Inc	1,734
23,598		Volati AB	382
391,646		Volex plc	1,360
260,437		Voltas Ltd	4,255
65,000		Voltronic Power Technology Corp	3,280
225,036		Volution Group plc	1,228
36,632		Volvo AB (A Shares)	702
693,367	e	Volvo AB (B Shares)	12,935
11,856		Vossloh AG.	493
334,845		W.W. Grainger, Inc	172,710
42,604		Wabash National Corp	632
85,531		Wacker Construction Equipment AG.	1,907
39,600		Wakita & Co Ltd	324
2,917,000		Walsin Lihwa Corp	2,966
692,066	e	Wartsila Oyj (B Shares)	6,319
14,074,000	*	Waskita Karya Persero Tbk PT	537
45,652		Watsco, Inc	13,907
17,828		Watts Water Technologies, Inc (Class A)	2,489
487,019	e	Webuild SpA	864
1,848,550		Weg S.A.	13,539
1,333,709		Weichai Power Co Ltd	2,090
328,386		Weichai Power Co Ltd (Class A)	687
1,856,308		Weir Group plc	39,613
203,652	*	Welbilt, Inc	4,837
43,500	*	WESCO International, Inc	5,661
814,784		Westinghouse Air Brake Technologies Corp	78,358
158,561	*,e	Westport Innovations, Inc	255
3,032,000	*	Wijaya Karya Persero Tbk PT	209
2,057	*	Willis Lease Finance Corp	66
525,803	*	WillScot Mobile Mini Holdings Corp	20,575
53,862		Wilson Bayly Holmes-Ovcon Ltd	298
57,443		Woodward Inc	7,175
140,832		WSP Global, Inc	18,690
31,313		Wuxi Lead Intelligent Equipment Co Ltd	286
14,700		Wuxi Shangji Automation Co Ltd	315
656,738		XCMG Construction Machinery Co Ltd	531
354,011		Xiamen C & D, Inc	707
271,767		Xinjiang Goldwind Science & Technology Co Ltd - A	559
917,813		Xinjiang Goldwind Science & Technology Co Ltd - H	1,375
1,865,000		Xinyi Glass Holdings Co Ltd	4,472
172,000		Xxentria Technology Materials Corp	404
68,728		Xylem, Inc	5,860
48,180		YAMABIKO Corp	588
51,370		Yamazen Corp	395
2,906,800		Yangzijiang Shipbuilding	3,264
25,348		Yantai Eddie Precision Machinery Co Ltd	95
55,522		Yaskawa Electric Corp	2,164
209,965	*,g	Yellow Cake plc	1,087
170,694	e	YIT Oyj	645
61,279		Yokogawa Bridge Holdings Corp	972
18,652		Yuasa Trading Co Ltd	441
162,000		Yungtay Engineering Co Ltd	365
40,800		Yurtec Corp	230
10,438	*,†	Yuyang DNU Co Ltd	0^
227,727		Zardoya Otis S.A.	1,776
12,211	*	Zehnder Group AG.	1,056
366,100		Zhefu Holding Group Co Ltd	305
155,463		Zhejiang Chint Electrics Co Ltd	963
21,192		Zhejiang Dingli Machinery Co Ltd	149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,892		Zhejiang HangKe Technology, Inc Co	$249
84,312		Zhejiang Sanhua Intelligent Controls Co Ltd	220
133,451		Zhejiang Weixing New Building Materials Co Ltd	428
242,800	e	Zhengzhou Coal Mining Machinery Group Co Ltd	267
392,400		Zhuzhou CSR Times Electric Co Ltd	1,519
165,600		Zhuzhou Kibing Group Co Ltd	343
550,139		Zoomlion Heavy Industry Science and Technology Co Ltd - A	574
1,017,138		Zoomlion Heavy Industry Science and Technology Co Ltd - H	642
32,506		Zumtobel AG.	264
352,587		Zurn Water Solutions Corp	12,482
		TOTAL CAPITAL GOODS	8,997,253
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
20,591	*,e	51job, Inc (ADR)	1,206
57,868		ABM Industries, Inc	2,664
47,673	*	Acacia Research (Acacia Technologies)	215
392,873		ACCO Brands Corp	3,143
166,688		Adecco S.A.	7,561
128,253		ADT, Inc	973
40,320		Aeon Delight Co Ltd	1,002
145,959		AF AB	2,928
1,446,065	*,e	Aker Carbon Capture AS.	3,719
155,355	*,e	Aker Horizons Holding ASA	397
16,553	*,e	Akka Technologies S.A.	897
593,492		ALS Ltd	5,893
40,530		Altech Corp	622
7,994		Amadeus Fire AG	1,273
45,400		Ambipar Participacoes e Empreendimentos S	350
29,298	*	Anaergia, Inc	285
174,707		Applus Services S.A.	1,447
37,862		Aris Water Solution, Inc	689
151,366	*	ASGN Inc	17,666
40,017	*,e	Atlas Technical Consultants, Inc	482
9,772		Barrett Business Services, Inc	757
43,879		BayCurrent Consulting, Inc	15,883
46,951	g	Befesa S.A.	3,690
275,323		Beijing Originwater Technology Co Ltd	259
305,500	e	Benefit One, Inc	6,412
64,947		BeNEXT Group Inc	882
7,490		Bertrandt AG.	366
361,509	g	Biffa plc	1,507
29,947		Bilfinger Berger AG.	1,137
89,000		Binjiang Service Group Co Ltd	248
713,740		Boa Vista Servicos S.A.	1,282
202,402		Booz Allen Hamilton Holding Co	17,779
113,837		Boyd Group Services, Inc	15,077
144,294		Brady Corp (Class A)	6,676
1,536,713		Brambles Ltd	11,340
238,990	g	Bravida Holding AB	2,748
36,395	*	BrightView Holdings, Inc	495
5,775		Brink's Co	393
93,363		Brunel International NV	1,133
403,927		Bureau Veritas S.A.	11,516
21,686	*	CACI International, Inc (Class A)	6,533
24,378	*	Casella Waste Systems, Inc (Class A)	2,137
131,236		Caverion Corp	755
42,228	*	CBIZ, Inc	1,772
26,956	*	Ceco Environmental Corp	148
12,692		Cewe Color Holding AG.	1,279
1,945,500	*	China Conch Environment Protection Holdings Ltd	2,434
2,801,085		China Everbright International Ltd	1,681
69,375	*	Cimpress plc	4,412
87,371		Cintas Corp	37,167
419,377	*,e	Clarivate Analytics plc	7,029

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,273	*	Clean Harbors, Inc	$5,389
107,000		Cleanaway Co Ltd	741
3,298,230		Cleanaway Waste Management Ltd	7,565
294,117		Clipper Logistics plc	3,408
928		Compx International, Inc	22
113,985	g	Coor Service Management Holding AB	915
210,444	*	Copart, Inc	26,404
103,146	*	CoreCivic, Inc	1,152
381,217	*	CoStar Group, Inc	25,393
3,408		CRA International, Inc	287
1,370,700		CTOS Digital Bhd	514
1,960,833		Dai Nippon Printing Co Ltd	45,972
47,365		Daiseki Co Ltd	1,782
5,657		Danel Adir Yeoshua Ltd	1,041
36,048		Deluxe Corp	1,090
117,860		Derichebourg	1,228
57,059		DKSH Holding AG.	4,806
8,965	*,e	DO & CO AG.	754
809,696		Downer EDI Ltd	3,249
47,224	*	Driven Brands Holdings, Inc	1,241
146,334	*	Dun & Bradstreet Holdings, Inc	2,564
30,998		Duskin Co Ltd	682
386,000		Dynagreen Environmental Protection Group Co Ltd	177
10,869		Ecopro HN Co Ltd	480
38,000		ECOVE Environment Corp	326
392,284		Elis S.A.	5,780
169,620		en-japan, Inc	4,067
23,119		Ennis, Inc	427
115,646		Equifax, Inc	27,420
769,657		Experian Group Ltd	29,652
34,976		Exponent, Inc	3,779
32,474		Fila S.p.A	336
157,547	*	First Advantage Corp	3,181
21,372	*	Forrester Research, Inc	1,206
33,898	*	Franklin Covey Co	1,533
3,007,900		Frontken Corp BHD	2,139
31,128	*	FTI Consulting, Inc	4,894
21,965		Fullcast Co Ltd	468
45,354		Funai Soken Holdings, Inc	816
16,193	*	GDI Integrated Facility Services, Inc	699
108,964	*,e	Geo Group, Inc	720
191,422		GFL Environmental, Inc	6,226
300,400	g	GPS Participacoes e Empreendimentos S.A.	1,084
44,158	*	Harsco Corp	540
1,956,995		Hays plc	3,134
101,652		Healthcare Services Group	1,888
16,604		Heidrick & Struggles International, Inc	657
18,549	*	Heritage-Crystal Clean, Inc	549
62,630		Herman Miller, Inc	2,164
2,190	e	HireQuest, Inc	42
12,088	*	HireRight Holdings Corp	207
33,878		HNI Corp	1,255
673,846		HomeServe plc	7,462
43,403	*	Huron Consulting Group, Inc	1,988
184,425	*	IAA, Inc	7,054
183,715		ICF International, Inc	17,295
248,776		Indian Railway Catering & Tourism Corp Ltd	2,520
27,806		Insource Co Ltd	525
27,176		Insperity, Inc	2,729
30,740	*	Insun ENT Co Ltd	293
125,782		Interface, Inc	1,707
214,635		Intertek Group plc	14,642
114,642	*,g	Intertrust NV	2,491
564,838		Intrum Justitia AB	15,242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
273,251		IPH Ltd	$1,618
40,844	e	IR Japan Holdings Ltd	1,439
191,864	*	ISS AS	3,410
16,600		JAC Recruitment Co Ltd	251
121,273		Jacobs Engineering Group, Inc	16,713
1,713,800		Japan Elevator Service Holdings Co Ltd	22,185
520,026	*	Johnson Service Group plc	802
108,324	*	KAR Auction Services, Inc	1,955
283,530		KBR, Inc	15,518
129,292		Kelly Services, Inc (Class A)	2,804
22,128		KEPCO Plant Service & Engineering Co Ltd	758
173,590		Kforce, Inc	12,840
32,721		Kimball International, Inc (Class B)	276
98,308		Kokuyo Co Ltd	1,294
77,426		Korn/Ferry International	5,028
37,228	g	L&T Technology Services Ltd	2,490
88,227	*,e	Legalzoom.com, Inc	1,248
130,010		Leidos Holdings, Inc	14,044
82,901	e	LifeWorks, Inc	1,434
27,389		Link And Motivation, Inc	121
91,506		Loomis AB	2,496
18,691		Maharah Human Resources Co	395
5,600	*,e	Makuake, Inc	93
62,347		Manpower, Inc	5,856
23,269		Mantech International Corp (Class A)	2,006
14,262		Matsuda Sangyo Co Ltd	287
25,981		Matthews International Corp (Class A)	841
79,336		McMillan Shakespeare Ltd	711
24,628		Meitec Corp	1,334
317,874	*,e	Meltwater Holding BV	590
396,853		Michael Page International plc	2,557
9,000		Midac Holdings Co Ltd	200
19,091	*	Mistras Group, Inc	126
1,716,902		Mitie Group	1,232
51,044		Mitsubishi Pencil Co Ltd	527
3,187	*	Montrose Environmental Group, Inc	169
34,618		MSA Safety, Inc	4,594
47,646		NICE Information Service Co Ltd	772
336,423		Nielsen NV	9,164
721,770		Nihon M&A Center, Inc	10,096
15,700		Nippon Kanzai Co Ltd	363
218,111		Nippon Parking Development Co Ltd	275
3,239		NL Industries, Inc	23
253,348		Nomura Co Ltd	1,899
70,928		Okamura Corp	700
137,709		Outsourcing, Inc	1,419
223,600		Park24 Co Ltd	3,659
24,300		Pasona Group, Inc	486
140,426		Persol Holdings Co Ltd	3,146
31,242		Pilot Corp	1,342
362,758		Pitney Bowes, Inc	1,886
123,827		Prestige International, Inc	731
513,742	e,g	Prosegur Cash S.A.	336
290,742		Prosegur Cia de Seguridad S.A.	630
100,932	*,e	PyroGenesis Canada, Inc	253
167,702	*,e	Quantafuel ASA	391
64,518	g	Quess Corp Ltd	560
372,303	*	Raksul, Inc	9,063
122,948	e	Randstad Holdings NV	7,396
5,153,974		Recruit Holdings Co Ltd	223,925
240,190		RELX plc	7,472
2,087,638		RELX plc	64,963
101,287	*	Renewi plc	880
1,922,735		Rentokil Initial plc	13,245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
193,867		Republic Services, Inc	$25,687
28,431		Resources Connection, Inc	487
151,152		Restore plc	913
132,417		Ritchie Bros Auctioneers, Inc	7,821
111,702		Robert Half International, Inc	12,754
230,926		Rollins, Inc	8,094
355,117		RWS Holdings plc	1,726
20,435		S1 Corp (Korea)	1,199
97,352		Sato Corp	1,361
41,543	*	Saudi Airlines Catering Co	947
54,434		Science Applications International Corp	5,017
29,154	*	Sdiptech AB	1,118
193,206		Secom Co Ltd	13,977
320,174		Securitas AB (B Shares)	3,612
1,419,665		Serco Group plc	2,673
122,207		SG Fleet Group Ltd	217
6,236		SGS S.A.	17,337
41,435		Shanghai M&G Stationery, Inc	318
100,500	*,†	Shanghai Youngsun Investment Co Ltd	1
34,894	*	SIS Ltd	223
156,753		Smart Metering Systems plc	1,619
161,989		SmartGroup Corp Ltd	1,033
357,487		SMS Co Ltd	9,804
29,995		Societe BIC S.A.	1,515
50,990		Sohgo Security Services Co Ltd	1,663
2,855	*	SP Plus Corp	90
416,653		SPIE S.A.	9,855
80,432		S-Pool, Inc	816
73,000		Sporton International, Inc	479
130,239		Stantec, Inc	6,533
76,950		Steelcase, Inc (Class A)	920
83,958	*	Stericycle, Inc	4,947
9,016	*,e	Sterling Check Corp	238
347,039		Sthree plc	1,876
64,000		Sunny Friend Environmental Technology Co Ltd	458
416,000		Taiwan Secom Co Ltd	1,579
297,000		Taiwan-Sogo Shinkong Security Corp	413
36,975	e	Talenom Oyj	400
10,648	*	TeamLease Services Ltd	607
557,854		TechnoPro Holdings, Inc	15,070
160,421		Teleperformance	61,104
12,089		Tetra Tech, Inc	1,994
214,984		Thomson Reuters Corp	23,341
46,525		Tinexta S.p.A	1,351
144,017		Tomra Systems ASA	7,347
205,917		Toppan Printing Co Ltd	3,632
184,430		TransUnion	19,059
50,400		TRE Holdings Corp	815
116,109	*	TriNet Group, Inc	11,420
29,348	*	TrueBlue, Inc	848
12,709		Unifirst Corp	2,342
199,342	*	Upwork, Inc	4,633
24,562	*	US Ecology, Inc	1,176
30,899		UT Group Co Ltd	778
317,826		Verisk Analytics, Inc	68,215
2,780	*	Viad Corp	99
14,600	*	Visional, Inc	899
9,551		VSE Corp	440
336,752		Waste Connections, Inc	47,044
977,169		Waste Management, Inc	154,881
12,100	e	WDB Holdings Co Ltd	268
5,400		Weathernews, Inc	398
3,374	*	Willdan Group, Inc	104
288,895		Wolters Kluwer NV	30,798

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,700		World Holdings Co Ltd	$167
231,000	*,†,a,e	Youyuan International Holdings Ltd	0^
82,700		Zhejiang Weiming Environment Protection Co Ltd	379
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,638,578
CONSUMER DURABLES & APPAREL - 2.1%
1,296,000	*	361 Degrees International Ltd	658
31,218	*	Accell Group	1,977
102,182		Acushnet Holdings Corp	4,114
420,082		Adidas-Salomon AG.	97,890
431,497	*	Aditya Birla Fashion and Retail Ltd	1,709
148,595		Aksa Akrilik Kimya Sanayii	440
1,535,110	*	Alok Industries Ltd	509
172,570		Alpargatas S.A.	945
17,281	*	Amber Enterprises India Ltd	799
13,268	*	American Outdoor Brands, Inc	174
11,398	*,e	AMMO, Inc	55
68,000		AMPACS Corp	156
693,000		AmTRAN Technology Co Ltd	401
1,199,955		Anta Sports Products Ltd	14,885
72,100		Arezzo Industria e Comercio S.A.	1,366
334,673		Asics Corp	6,458
98,630	*	Azorim-Investment Development & Construction Co Ltd	544
47,938	*	Bajaj Electricals Ltd	677
195,836		Bandai Namco Holdings Inc	14,850
282,537		Barratt Developments plc	1,923
7,628		Bassett Furniture Industries, Inc	126
56,666		Bata India Ltd	1,460
27,494	*	Beazer Homes USA, Inc	418
3,917		Beijing Roborock Technology Co Ltd	342
141,398		Bellway plc	4,495
78,154	*	Beneteau S.A.	1,224
22,848		Berkeley Group Holdings plc	1,114
94,840		Bonava AB	594
537,000	*,†,e	Boshiwa International Holding Ltd	1
2,300,472	e	Bosideng International Holdings Ltd	1,066
252,889		Bovis Homes Group plc	3,112
118,288		Breville Group Ltd	2,395
44,340	e	BRP, Inc (Toronto)	3,630
41,433	*	Brunello Cucinelli S.p.A	2,410
522,965		Brunswick Corp	42,303
168,592		Burberry Group plc	3,680
6,811,313		Cairn Homes plc	9,359
6,904,304		Cairn Homes plc (London)	9,451
641,942	*	Callaway Golf Co	15,034
71,625	*,e	Canada Goose Holdings, Inc	1,882
563,728	*	Capri Holdings Ltd	28,970
3,327		Carter's, Inc	306
236,200	*,e	Casio Computer Co Ltd	2,704
16,180	*	Cavco Industries, Inc	3,897
36,369	*	CCC S.A.	510
11,076		Century Communities, Inc	593
2,594,000		China Dongxiang Group Co	165
538,000		China Lilang Ltd	260
19,800		Chofu Seisakusho Co Ltd	322
483,357		Chow Sang Sang Holding	558
717,238		Cie Financiere Richemont S.A.	90,913
1,506,000	*	Citychamp Watch & Jewellery Group Ltd	194
4,032		Clarus Corp	92
2,790,149		Coats Group plc	2,797
2,721		Columbia Sportswear Co	246
602,532	*,g	Countryside Properties plc	2,130
60,270		Coway Co Ltd	3,397
32,799		COWELL FASHION Co Ltd	213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
313,505		Crest Nicholson Holdings plc	$1,095
186,927	*	Crocs, Inc	14,281
702,066		Crompton Greaves Consumer Electricals Ltd	3,453
656,375	g	Crystal International Group Ltd	261
7,890		Cuckoo Electronics Co Ltd	115
362,200		Cyrela Brazil Realty S.A.	1,331
19,700		Daiwa Seiko, Inc	464
28,482	*	Deckers Outdoor Corp	7,798
116,906		De'Longhi S.p.A.	3,162
11,068		Delta-Galil Industries Ltd	756
38,802		Descente Ltd	972
1,273		DI Dong Il Corp	272
37,550		Dixon Technologies India Ltd	2,122
315,104		DR Horton, Inc	23,478
1,205,973		Dr. Martens PLC	3,749
37,463	*,e	Duni AB	408
664,869		Eclat Textile Co Ltd	11,007
31,300		Ecovacs Robotics Co Ltd	534
2,124		Einhell Germany AG.	423
10,910		Electra Consumer Products 1970 Ltd	645
737,492	e	Electrolux AB	11,160
7,632		Escalade, Inc	101
36,357		ES-Con Japan Ltd	243
1,391,206		Essilor International S.A.	254,438
19,559		Ethan Allen Interiors, Inc	510
125,700		Ez Tec Empreendimentos e Participacoes S.A.	495
3,912		F&F Co Ltd	2,386
1,186,689		Feng TAY Enterprise Co Ltd	7,891
24,654	*,†	FF Group	0^
58,770		Fila Korea Ltd	1,512
6,024		Flexsteel Industries, Inc	116
1,156	e	Forbo Holding AG.	1,969
766,000		Formosa Taffeta Co Ltd	752
41,633	*	Fossil Group, Inc	401
339,999	*,†,e	Fuguiniao Co Ltd	0^
72,221		Fujitsu General Ltd	1,405
132,000		Fulgent Sun International Holding Co Ltd	565
106,000		Fusheng Precision Co Ltd	748
39,845		Games Workshop Group plc	3,789
79,809		Garmin Ltd	9,466
8,937		Garware Technical Fibres Ltd	332
261,451	*,e	Genius Brands International, Inc	267
328,856		Giant Manufacturing Co Ltd	2,977
127,037	*	G-III Apparel Group Ltd	3,436
314,901		Gildan Activewear, Inc	11,811
1,558,424	*,g	Glenveagh Properties plc	2,021
3,460,973	*,g	Glenveagh Properties plc (London)	4,461
28,847		Goldwin, Inc	1,459
3,651		Golfzon co Ltd	469
361,526	*	GoPro, Inc	3,084
142,400		Gree Electric Appliances, Inc of Zhuhai	722
22,026	*	Green Brick Partners, Inc	435
308,900		Grendene S.A.	648
487,800	*	GRUPO DE MODA SOMA S.A.	1,561
601,400		Guararapes Confeccoes S.A.	1,456
16,318		Gunze Ltd	498
428,270		Haier Smart Home Co Ltd	1,548
2,396,001		Haier Smart Home Co Ltd	7,661
5,695		Hamilton Beach Brands Holding Co	66
13,667		Handsome Co Ltd	400
45,334		Hanesbrands, Inc	675
53,700	*	Hang Zhou Great Star Industrial Co Ltd	139
38,505		Hangzhou Robam Appliances Co Ltd	176
17,423		Hansae Co Ltd	381

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,491		Hanssem Co Ltd	$733
16,771	e	Harvia Oyj	668
118,445		Hasbro, Inc	9,703
287,172		Haseko Corp	3,298
38,088	*,e	Hayward Holdings, Inc	633
70,889		Heiwa Corp	1,056
3,210	*	Helen of Troy Ltd	629
26,401		Hermes International	37,367
6,806	*	Hitachi Home & Life Solutions India Ltd	159
102,783	*	HLB, Inc	2,579
10,214		Hooker Furniture Corp	193
466,000	*,†	HOSA International Ltd	1
4,735	*	Hovnanian Enterprises, Inc	280
138,767		Hugo Boss AG.	8,006
15,783		Hwaseung Enterprise Co Ltd	198
97,895		IG Design Group plc	86
91,150		Iida Group Holdings Co Ltd	1,572
75,375		Indo Count Industries Ltd	157
2,953		Installed Building Products, Inc	250
5,419	*	iRobot Corp	344
64,610		Japan Wool Textile Co Ltd	471
30,219		Jason Furniture Hangzhou Co Ltd	291
53,049	*,e	JM AB	1,685
343,000		JNBY Design Ltd	407
92,000		Johnson Health Tech Co Ltd	174
2,368		Johnson Outdoors, Inc	184
16,415		Kaufman & Broad S.A.	544
57,232		KB Home	1,853
1,119,000		Kinpo Electronics	655
10,400		Ki-Star Real Estate Co Ltd	444
245,000		KMC Kuei Meng International In	1,607
575,000		Konka Group Co Ltd	153
6,765		Kontoor Brands, Inc	280
96,522		KPR Mill Ltd	790
13,722	*	Landsea Homes Corp	117
5,093	*,e	Latham Group, Inc	67
39,673		La-Z-Boy, Inc	1,046
6,370	*	Legacy Housing Corp	137
121,706		Leggett & Platt, Inc	4,235
239,346		Lennar Corp (Class A)	19,428
13,966		Lennar Corp (Class B)	955
712,869		Levi Strauss & Co	14,086
16,043		LF Corp	233
167,860		LG Electronics, Inc	16,511
2,624	*	LGI Homes, Inc	256
2,563,621		Li Ning Co Ltd	21,769
13,730		Lifetime Brands, Inc	176
97,734	*	Lock & Lock Co Ltd	875
1,776	*,e	Lovesac Co	96
1,179		LPP S.A.	3,190
186,529	*	Lululemon Athletica, Inc	68,126
7,903		LUX Industries Ltd	227
323,720		LVMH Moet Hennessy Louis Vuitton S.A.	231,071
23,723	*	M/I Homes, Inc	1,052
276,000		Makalot Industrial Co Ltd	1,966
14,809	*	Malibu Boats, Inc	859
2,172,184		Man Wah Holdings Ltd	2,350
6,442	*,†	Mariella Burani S.p.A.	0
7,711	*,e	Marimekko Oyj	647
7,048		Marine Products Corp	81
2,311	*	MasterCraft Boat Holdings, Inc	57
1,435,845	*	Mattel, Inc	31,890
119,559	g	Mavi Giyim Sanayi Ve Ticaret AS.	626
120,384		Maytronics Ltd	2,349

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,589		MDC Holdings, Inc	$1,422
261,000		Merida Industry Co Ltd	2,290
30,045	*	Meritage Homes Corp	2,380
86,700		Midea Group Co Ltd	773
133,668		MIPS AB	12,430
50,700		Mizuno Corp	873
52,950	*	Mohawk Industries, Inc	6,576
1,114,156		Moncler S.p.A	61,815
12,946		Movado Group, Inc	506
375,200		MRV Engenharia e Participacoes S.A.	1,013
7,800	e	Nagawa Co Ltd	639
123,020	*,e	Nautilus, Inc	507
57,779	*,g	Neinor Homes S.A.	762
45,976		New Wave Group AB (B Shares)	746
3,185,571		Newell Brands Inc	68,203
173,448		Nien Made Enterprise Co Ltd	2,019
2,071,989		Nike, Inc (Class B)	278,807
644,500		Nikon Corp	6,882
286,325		Nobia AB	1,260
14,727	*	NVR, Inc	65,789
14,534	*	On Holding AG.	367
1,101,831	e	Onward Kashiyama Co Ltd	2,299
55,500		Open House Co Ltd	2,456
20,732		Oppein Home Group, Inc	381
126,391		Orient Electric Ltd	534
276,564	*,e,g	OVS S.p.A	597
12,461		Oxford Industries, Inc	1,128
1,060,778		Pacific Textile Holdings Ltd	492
6,139		Page Industries Ltd	3,485
1,596,868		Panasonic Corp	15,509
48,192		Pandora AS	4,591
402,000	*,†	Peace Mark Holdings Ltd	0
332,041	*	Peloton Interactive, Inc	8,773
68,815		Persimmon plc	1,930
20,656	†	PIK Group (GDR)	0^
75,872	*,e	PLBY Group, Inc	993
56,465	e	Polaris Inc	5,947
2,527,006		Pou Chen Corp	2,766
5,374,840		Prada S.p.A	34,045
21,185		Pressance Corp	316
316,237		Pulte Homes, Inc	13,250
68,240		Puma AG. Rudolf Dassler Sport	5,803
71,963	*,e	Purple Innovation, Inc	421
18,815		PVH Corp	1,441
579,000	e	Q Technology Group Co Ltd	443
79,000		Quang Viet Enterprise Co Ltd	317
111,143		Rajesh Exports Ltd	1,012
4,377		Ralph Lauren Corp	497
293,612		Redrow plc	2,009
55,242		Relaxo Footwears Ltd	774
22,782		Rinnai Corp	1,704
5,595		Rocky Brands, Inc	233
14,800		Roland Corp	488
551,000		Ruentex Industries Ltd	2,205
61,492	*,e	Salvatore Ferragamo Italia S.p.A	1,158
61,124		Sangetsu Co Ltd	764
163,000		Sankyo Co Ltd	4,520
14,574		Sanlorenzo S.p.A	590
29,002		SEB S.A.	4,045
272,600		Sega Sammy Holdings, Inc	4,701
27,500		Seiko Holdings Corp	513
51,293	e	Seiren Co Ltd	931
236,362		Sekisui Chemical Co Ltd	3,387
438,645		Sekisui House Ltd	8,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
146,093	e	Sharp Corp	$1,364
14,820	*	Sheela Foam Ltd	677
99,045	*	Shenzhen MTC Co Ltd	57
922,038		Shenzhou International Group Holdings Ltd	12,173
93,745		Shimano, Inc	21,468
10,963	*	Skechers U.S.A., Inc (Class A)	447
236,361	*	Skyline Champion Corp	12,972
1,816,000	*	Skyworth Digital Holdings Ltd	924
140,384		Smith & Wesson Brands, Inc	2,124
8,099	*,e	Snap One Holdings Corp	119
31,800	e	Snow Peak, Inc	853
5,687	*,e	Solo Brands, Inc	49
162,895	*,e	Sonos, Inc	4,597
3,390,317		Sony Corp	348,781
49,604	e	Sony Corp (ADR)	5,095
503,225	*,g	Spin Master Corp	17,329
19,478	*,e	Spinnova Oyj	187
4,949,044	*,e	Steinhoff International Holdings NV	1,124
692,000		Stella International Holdings Ltd	672
669,916		Steven Madden Ltd	25,886
3,105		Sturm Ruger & Co, Inc	216
160,397		Sumitomo Forestry Co Ltd	2,826
9,160		Superior Uniform Group, Inc	164
29,500		Suzhou TA&A Ultra Clean Technology Co Ltd	331
25,154	e	Swatch Group AG.	7,132
7,699		Swatch Group AG. (Registered)	419
14,878		Symphony Ltd	214
1,312,000		Tainan Spinning Co Ltd	1,062
254,000		Taiwan Paiho Ltd	634
20,500		Tama Home Co Ltd	427
56,500		Tamron Co Ltd	1,098
158,154		Tapestry, Inc	5,875
134,965	*	Taylor Morrison Home Corp	3,674
3,700,154		Taylor Wimpey plc	6,301
831,000		TCL Multimedia Technology Holdings Ltd	353
595,445		TCL Technology Group Corp	459
156,413	e,g	Technogym S.p.A	1,233
183,412		Tempur Sealy International, Inc	5,121
290,500		Texhong Textile Group Ltd	359
118,046	g	Thule Group AB	4,673
392,574		Titan Industries Ltd	13,078
13,077	*,e	Tod's S.p.A.	585
5,790		Token Corp	428
108,205		Toll Brothers, Inc	5,088
78,501		Tomy Co Ltd	780
32,577	*	TopBuild Corp	5,909
64,000		Topkey Corp	295
590,504	*,e	Traeger, Inc	4,393
88,421	*	TRI Pointe Homes, Inc	1,776
2,771,990		Trident Ltd	1,937
44,648		TTK Prestige Ltd	484
44,183	*,e	Tupperware Brands Corp	859
177,483	*	Under Armour, Inc (Class A)	3,021
2,405,872	*	Under Armour, Inc (Class C)	37,435
12,409	*	Unifi, Inc	225
12,537	*	Universal Electronics, Inc	392
27,843	*,e	Universal Entertainment Corp	622
52,967		Vaibhav Global Ltd	260
4,921		VAN DE Velde	210
122,590		Vardhman Textiles Ltd	702
22,484	*	Vera Bradley, Inc	172
70,044		Vestel Elektronik Sanayi	123
217,000	e	Vesync Co Ltd	148
266,738		VF Corp	15,167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
74,229	*,e	Victoria plc	$883
62,947		VIP Industries Ltd	616
66,736	*	Vista Outdoor, Inc	2,382
239,300		Vivara Participacoes S.A.	1,392
14,631	*	VOXX International Corp (Class A)	146
7,193	*,e	Vuzix Corp	47
4,139	*	V-ZUG Holding AG.	498
139,013		Wacoal Holdings Corp	2,090
12,519	e	Weber, Inc	123
453,688		Welspun India Ltd	541
327,406		Whirlpool Corp	56,569
34,148		Whirlpool of India Ltd	706
194,859		Wolverine World Wide, Inc	4,396
8,066		Xiamen Intretech, Inc	31
1,615,500	e	XTEP International Holdings	2,414
87,004		Yamaha Corp	3,781
281,593	*	YETI Holdings, Inc	16,890
107,200		Yonex Co Ltd	899
26,859		Youngone Corp	1,050
7,933		Youngone Holdings Co Ltd	350
990,500	*	Yue Yuen Industrial Holdings	1,598
123,612		Zhejiang Semir Garment Co Ltd	132
14,213		Zhejiang Supor Co Ltd	112
11,613		Zinus, Inc	692
36,700		Zojirushi Corp	435
		TOTAL CONSUMER DURABLES & APPAREL	2,670,100
CONSUMER SERVICES - 2.4%
40,161	*	2U, Inc	533
452,277		888 Holdings plc	1,096
209,923	g	AcadeMedia AB	1,158
133,685	*	Accel Entertainment, Inc	1,628
280,224	*	Accor S.A.	9,029
41,161	*	Adtalem Global Education, Inc	1,223
106,238	*	Airbnb, Inc	18,247
212,500	*,e	Airtrip Corp	5,181
663,400	*	Alsea SAB de C.V.	1,663
16,818	*	American Public Education, Inc	357
78,692	*	AmRest Holdings SE	376
292,000	*	Anima Holding S.A.	445
214,355		ARAMARK Holdings Corp	8,060
22,260	e	ARCLAND SERVICE Co Ltd	397
7,989,677	*,a,e	Arcos Dorados Holdings, Inc	64,956
616,817		Aristocrat Leisure Ltd	16,742
5,212,168	*	Asset World Corp PCL	795
17,987		Ataa Educational Co	270
148,400	*,e	Atom Corp	912
231,307	*,e	Autogrill S.p.A.	1,560
4,089	*,e	Bally's Corp	126
60,195	*,g	Basic-Fit NV	2,678
84,200		Benesse Holdings, Inc	1,545
817,100		Berjaya Sports Toto BHD	372
767,350	*,e	Betmakers Technology Group Ltd	360
133,223		Betsson AB	808
713	*	Biglari Holdings, Inc (B Shares)	103
4,631	*	BJ's Restaurants, Inc	131
3,861,000	*	Bloomberry Resorts Corp	509
433,796		Bloomin' Brands, Inc	9,517
32,399	*	Bluegreen Vacations Holding Corp	958
142,532	*	Booking Holdings, Inc	334,729
161,971		Boyd Gaming Corp	10,654
60,864	*	Bright Horizons Family Solutions	8,076
16,704	*	Brinker International, Inc	637
181,761	*	Burger King India Ltd	240

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
653,011	*	Caesars Entertainment, Inc	$50,517
464,000		Cafe de Coral Holdings Ltd	773
329,435		Cairo Investment & Real Estate Development Co SAE	185
1,771,899	*	Carnival Corp	35,828
183,180	*	Carnival plc	3,318
11,302		Carriage Services, Inc	603
33,088		Carrols Restaurant Group, Inc	75
383,000	*	Central Plaza Hotel PCL	463
2,967	*	Century Casinos, Inc	35
58,379	*	Chalet Hotels Ltd	231
95,464	*	Cheesecake Factory	3,799
133,358	*	Chegg, Inc	4,838
529,500	e,g	China East Education Holdings Ltd	305
792,303		China Education Group Holdings Ltd	682
390,000		China Kepei Education Group Ltd	109
1,452,000	*	China Maple Leaf Educational Systems Ltd	77
854,000	g	China New Higher Education Group Ltd	269
2,382,000	*	China Travel International Inv HK	450
2,202,000	g	China Yuhua Education Corp Ltd	494
64,479	*	Chipotle Mexican Grill, Inc (Class A)	102,008
35,157		Choice Hotels International, Inc	4,984
92,997		Churchill Downs, Inc	20,625
10,713	*	Chuy's Holdings, Inc	289
29,650	*	Cie des Alpes	439
2,295,000	*	Cogna Educacao	1,364
119,240		Collins Foods Ltd	935
86,400	e	Colowide Co Ltd	1,254
2,559,694		Compass Group plc	55,085
127,756	*	Corporate Travel Management Ltd	2,249
113,607	*	Coursera, Inc	2,617
7,062		Cracker Barrel Old Country Store, Inc	838
130,200	e	Create Restaurants Holdings, Inc	770
385,435	*	Crown Resorts Ltd	3,670
160,700		Cruzeiro do Sul Educacional S.A.	162
53,900		Curves Holdings Co Ltd	310
284,100	*	CVC Brasil Operadora e Agencia de Viagens S.A.	996
195,429		Dadi Early-Childhood Education Group Ltd	819
224,114	*	Dalata Hotel Group plc	982
464,048		Darden Restaurants, Inc	61,695
23,385	*	Dave & Buster's Entertainment, Inc	1,148
76,867		Delta Corp Ltd	332
130,723	*	Denny's Corp	1,871
326,978	*	Devyani International Ltd	749
2,057		Dine Brands Global Inc.	160
63,520		Domino's Pizza Enterprises Ltd	4,135
500,772		Domino's Pizza Group plc	2,491
36,261		Domino's Pizza, Inc	14,759
47,536		DoubleUGames Co Ltd	2,008
33,018		Doutor Nichires Holdings Co Ltd	411
299,441	*,e	DraftKings, Inc	5,830
662,857	*,e	Drive Shack, Inc	1,021
45,730	*	Dur Hospitality Co	342
353,000		EC Healthcare	372
65,722	*	eDreams ODIGEO S.A.	580
334,000		Edvantage Group Holdings Ltd	120
157,036	*	EIH Ltd	319
18,674	*	El Pollo Loco Holdings, Inc	217
142,393	*,g	Elior Participations S.C.A	477
74,635	*	Emerson Pacific, Inc	554
786,110	*	Entain PLC	16,839
2,787	*,e	Esports Technologies, Inc	19
6,564	*	European Wax Center, Inc	194
638,265	*	Everi Holdings, Inc	13,404
255,142	g	Evolution Gaming Group AB	25,957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
418,740	*	Expedia Group, Inc	$81,935
11,662	*	F45 Training Holdings, Inc	125
16,148	*	Fattal Holdings 1998 Ltd	2,313
17,687	*	Fiesta Restaurant Group, Inc	132
3,822	*	First Watch Restaurant Group, Inc	50
183,644	*,e	Flight Centre Travel Group Ltd	2,687
173,187	*	Flutter Entertainment plc	19,959
221,302	*	Flutter Entertainment plc	25,620
53,000		Formosa International Hotels Corp	317
249,800	*,e,g	Fosun Tourism Group	348
166,442	*	frontdoor, Inc	4,968
1,410,000		Fu Shou Yuan International Group Ltd	1,036
26,999	e	Fuji Kyuko Co Ltd	860
9,700	*	Fujio Food System Co Ltd	109
43,613	*	Full House Resorts, Inc	419
943,826		G8 Education Ltd	808
2,313,622		Galaxy Entertainment Group Ltd	13,691
32,842	*	GAN Ltd	158
2,367,797		Genting BHD	2,629
3,421,281		Genting Malaysia BHD	2,414
6,159,770		Genting Singapore Ltd	3,682
2,565	*	Golden Entertainment, Inc	149
4,893	*	Golden Nugget Online Gaming, Inc	35
88,000		Gourmet Master Co Ltd	285
3,266		Graham Holdings Co	1,997
36,928	*	Grand Canyon Education, Inc	3,586
31,086	*	Grand Korea Leisure Co Ltd	378
225,201		Greggs plc	7,233
126,300	*	GSX Techedu, Inc (ADR)	217
186,057	*,g	Gym Group plc	475
241,558		H&R Block, Inc	6,290
7,713,200	*,e,g	Haichang Holdings Ltd	3,818
790,776	e,g	Haidilao International Holding Ltd	1,521
59,166	*,e	Hall of Fame Resort & Entertainment Co	66
8,870	*	Hana Tour Service, Inc	619
23,096		Herfy Food Services Co	345
35,237	e	Hiday Hidaka Corp	517
172,599	*	Hilton Grand Vacations, Inc	8,977
806,717	*	Hilton Worldwide Holdings, Inc	122,411
46,628	*	HIS Co Ltd	812
521,500	*	Hongkong & Shanghai Hotels	554
2,752,000	e,g	Hope Education Group Co Ltd	256
329,445	*	Houghton Mifflin Harcourt Co	6,922
299,800	*	Huangshan Tourism Development Co Ltd	221
302,855		Huazhu Group Ltd (ADR)	9,991
108,096		Humansoft Holding Co KSC	1,147
45,856	*	Hyatt Hotels Corp	4,377
17,700		Ichibanya Co Ltd	671
1,620,338		IDP Education Ltd	37,923
793,788		Indian Hotels Co Ltd	2,477
189,134		InterContinental Hotels Group plc	12,792
302,503	e	International Game Technology plc	7,466
174,462	e	Invocare Ltd	1,558
16,700		Jack in the Box, Inc	1,560
702,000		JH Educational Technology, Inc	296
856,000	e,g	Jiumaojiu International Holdings Ltd	1,811
463,383		Jollibee Foods Corp	2,012
85,784		Jubilant Foodworks Ltd	2,964
442,434		Jumbo Interactive Ltd	6,156
103,325	*	Kambi Group plc	2,371
106,473	*	Kangwon Land, Inc	2,428
36,670	*,e	Kappa Create Co Ltd	406
16,100		Kentucky Fried Chicken Japan Ltd	375
338,327		Kindred Group plc	3,691

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,500	e	Kisoji Co Ltd	$299
61,500		KOMEDA Holdings Co Ltd	1,025
343,000	*,e,g	Koolearn Technology Holding Ltd	170
43,594	e	Koshidaka Holdings Co Ltd	246
209,771	e	Krispy Kreme, Inc	3,115
67,604		Kura Corp	1,851
770	*,e	Kura Sushi USA, Inc	42
32,683	e	Kyoritsu Maintenance Co Ltd	1,229
168,507	g	La Francaise des Jeux SAEM	6,685
3,018,045	*	Las Vegas Sands Corp	117,311
369,776		Laureate Education, Inc	4,382
25,266		Leejam Sports Co JSC	846
445,457	g	LeoVegas AB	1,787
17,442	*	Life Time Group Holdings, Inc	254
4,091	*	Lindblad Expeditions Holdings, Inc	62
25,000		LITALICO, Inc	577
34,855	*	Lotte Tour Development Co Ltd	510
146,000		Lung Yen Life Service Corp	225
760,500		Magnum BHD	329
437,115	*	Marriott International, Inc (Class A)	76,823
38,402		Marriott Vacations Worldwide Corp	6,056
804,371	*	Marston's plc	859
14,000	e	Matsuya Foods Co Ltd	415
2,148,726		McDonald's Corp	531,337
87,099		McDonald's Holdings Co Japan Ltd	3,622
7,775		MegaStudyEdu Co Ltd	659
4,142,423	*	Melco Crown Entertainment Ltd (ADR)	31,648
811,817	*	Melco International Development	740
129,438	*	Melia Hotels International S.A.	968
1,182,800	*,e	MGM China Holdings Ltd	748
351,831		MGM Resorts International	14,756
3,321,400	*	Minor International PCL	3,326
1,020,000	g	Minsheng Education Group Co Ltd	105
73,893	*,e	Mister Car Wash, Inc	1,093
309,110	*	Mitchells & Butlers plc	945
309,300		MK Restaurants Group PCL	499
3,014	*	Monarch Casino & Resort, Inc	263
9,634		Monogatari Corp	458
32,700	e	MOS Food Services, Inc	773
133,100		MPM Corporeos S.A.	154
23,783	e	MTY Food Group, Inc	1,037
1,473		Nathan's Famous, Inc	80
16,689		National Co for Learning & Education	224
44,589	*	NEOGAMES S.A.	688
1,700,269	*	New Oriental Education & Technology Group (ADR)	1,955
878,043	*	Noodles & Co	5,242
342,759	*,e	Norwegian Cruise Line Holdings Ltd	7,500
17,800		Ohsho Food Service Corp	874
209,027	*,g	On the Beach Group plc	644
16,128	*	ONE Group Hospitality, Inc	169
27,115	*	OneSpaWorld Holdings Ltd	277
222,450		OPAP S.A.	3,238
12,184	*,e	Open Door, Inc	186
211,898		Oriental Land Co Ltd	40,558
35,710		Papa John's International, Inc	3,760
44,942	*	Paradise Co Ltd	609
111,860	e	Park Lawn Corp	3,094
38,470	*,†	Patisserie Holdings plc	0^
187,565	*	Penn National Gaming, Inc	7,957
58,239	*	Perdoceo Education Corp	669
448,000		Perfect Shape Medical Ltd	275
83,825	*	Planet Fitness, Inc	7,082
197,128	*	PlayAGS, Inc	1,315
372,340	*	Playtech Ltd	2,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,905		Plenus Co Ltd	$394
1,829,683	*	PointsBet Holdings Ltd	5,102
11,336	e	Pollard Banknote Ltd	244
8,385	*	Portillo's, Inc	206
31,582	*	PowerSchool Holdings, Inc	521
306,996	*	Rank Group plc	543
1,068		RCI Hospitality Holdings, Inc	66
20,419	*	Recipe Unlimited Corp	239
2,942	*	Red Robin Gourmet Burgers, Inc	50
214,725		Red Rock Resorts, Inc	10,427
97,700		Resorttrust, Inc	1,666
339,674		Restaurant Brands International, Inc (Toronto)	19,845
864,508	*	Restaurant Group plc	691
28,900		Ringer Hut Co Ltd	534
120,000		Riso Kyoiku Co Ltd	374
68,661		Round One Corp	752
234,431	*,e	Royal Caribbean Cruises Ltd	19,641
31,700		Royal Holdings Co Ltd	545
32,497	*,e	Rush Street Interactive, Inc	236
4,538		Ruth's Hospitality Group Inc	104
30,400		Saizeriya Co Ltd	668
13,531,492	*	Sands China Ltd	32,191
181,316	*,e,g	Scandic Hotels Group AB	832
96,757	*	Scientific Games Corp (Class A)	5,684
92,789	*	SeaWorld Entertainment, Inc	6,907
179,817	*	Seera Group Holding	1,005
26,558		Seobu Truck Terminal Co Ltd	219
150,926		Service Corp International	9,934
4,562	*	Shake Shack, Inc	310
27,939		Shanghai Jinjiang International Hotels Development Co Ltd	218
1,324,000		Shanghai Jinjiang International Hotels Group Co Ltd	516
1,228,000	*	Shangri-La Asia Ltd	961
245,772		Shenzhen Overseas Chinese Town Co Ltd	284
332,095	*	Six Flags Entertainment Corp	14,446
3,305,000	*	SJM Holdings Ltd	1,623
43,691		SkiStar AB	812
926,752		Sky City Entertainment Group Ltd	1,840
280,282	e	Skylark Co Ltd	3,622
282,700	*	Smartfit Escola de Ginastica e Danca S.A.	1,277
90,815		Sodexho Alliance S.A.	7,390
91,914		Songcheng Performance Development Co Ltd	190
1,702,558	*	SSP Group plc	5,050
1,034,372	*	Star Entertainment Grp Ltd	2,503
1,298,560		Starbucks Corp	118,130
34,843	*	StoneMor, Inc	91
20,371		Strategic Education, Inc	1,352
104,978	*	Stride, Inc	3,814
132,193		Sushiro Global Holdings Ltd	3,687
3,964	*,e	Sweetgreen, Inc	127
3,086,340		Tabcorp Holdings Ltd	12,296
448,368	*,e	TAL Education Group (ADR)	1,350
4,681	*	Target Hospitality Corp	28
115,693	*	Terminix Global Holdings, Inc	5,279
380,399		Texas Roadhouse, Inc (Class A)	31,851
1,189,000		Tianli Education International Holdings Ltd	116
105,085		Tokyotokeiba Co Ltd	3,739
679,220	*	Tongcheng-Elong Holdings Ltd	1,197
52,359	e	Toridoll.corp	1,086
13,684	e	Tosho Co Ltd	197
584,858	*,g	Trainline plc	1,921
600,898		Travel & Leisure Co	34,816
568,521	*	Trip.com Group Ltd (ADR)	13,144
1,382,581	e	TUI AG. (DI)	4,371
10,433	*	Udemy, Inc	130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,106		Vail Resorts, Inc	$10,959
59,388	*,e	Vivint Smart Home, Inc	401
450,336	*,e	Webjet Ltd	1,869
342,878	e	Wendy's	7,533
52,466	*	Westlife Development Ltd	330
110,537	*	Wetherspoon (J.D.) plc	1,126
207,047	*	Whitbread plc	7,709
21,637		Wingstop, Inc	2,539
656,000		Wisdom Education International Holdings Co Ltd	25
37,107	*	WW International Inc	380
408,741		Wyndham Hotels & Resorts, Inc	34,616
36,593,000	*,e	Wynn Macau Ltd	26,518
499,289	*	Wynn Resorts Ltd	39,813
439,500	g	Xiabuxiabu Catering Management China Holdings Co Ltd	220
1,997	*	Xponential Fitness, Inc	47
613,000		YDUQS Part	2,696
82,019		Yoshinoya D&C Co Ltd	1,585
35,500	*,e	Youdao, Inc (ADR)	252
25,660		Young & Co's Brewery plc	477
1,340,322		Yum China Holdings, Inc	55,677
1,189,341		Yum! Brands, Inc	140,973
17,113		Zeal Network SE	682
109,622	e	Zensho Co Ltd	2,561
		TOTAL CONSUMER SERVICES	3,045,831
DIVERSIFIED FINANCIALS - 4.7%
97,500	e	360 Finance, Inc (ADR)	1,501
207,742		3i Group plc	3,756
44,980		ABC Arbitrage	370
25,800		Acom Co Ltd	67
516,263	*	Aditya Birla Capital Ltd	728
119,600		Aeon Credit Service M BHD	430
128,500		AEON Financial Service Co Ltd	1,273
83,900		Aeon Thana Sinsap Thailand PCL	492
24,586	e	AFC Gamma, Inc	470
37,945		Affiliated Managers Group, Inc	5,348
1,260,873		AGNC Investment Corp	16,517
373,700	e	Aiful Corp	1,092
684,859		AJ Bell plc	2,720
37,276		Aju IB Investment Co Ltd	125
928,833		Al Waha Capital PJSC	415
13,802		Alerus Financial Corp	381
699,403	*	Alimtiaz Investment Group KSC	310
1,008,894	*	Allfunds Group PLC	11,557
324,894		Ally Financial, Inc	14,126
33,952		Alpha FX Group plc	923
75,759		Altshuler Shaham Provident Funds & Pension Ltd	354
1,136,296	*	Amanat Holdings PJSC	361
38,289		A-Mark Precious Metals, Inc	2,961
1,764,964	n	American Express Co	330,048
156,713		Ameriprise Financial, Inc	47,070
4,198,336	*	AMP Ltd	3,012
53,305	g	Amundi S.A.	3,645
7,200	e	Angel Oak Mortgage, Inc	118
25,249		Angel One Ltd	507
660,701	g	Anima Holding S.p.A	2,948
738,101	e	Annaly Capital Management, Inc	5,196
117,900		Apollo Commercial Real Estate Finance, Inc	1,642
398,788		Apollo Global Management, Inc	24,721
115,552		Arbor Realty Trust, Inc	1,971
33,231		Ares Commercial Real Estate Corp	516
142,054		Ares Management Corp	11,539
63,133	e	ARMOUR Residential REIT, Inc	530
6,706		Artisan Partners Asset Management, Inc	264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
560,201		Ashmore Group plc	$1,701
147,513	*	Assetmark Financial Holdings, Inc	3,282
2,106		Associated Capital Group, Inc	88
616	*	Atlanticus Holdings Corp	32
35,009		Aurelius AG.	967
131,142		Australian Ethical Investment Ltd	704
230,082		Australian Stock Exchange Ltd	13,996
144,103	e	Avanza Bank Holding AB	3,686
121,314		Avic Capital Co Ltd	79
2,215	*,†	Ayala Corp Preferred	0^
130,347		Azimut Holding S.p.A.	3,022
17,046		B. Riley Financial, Inc	1,193
5,777,429		B3 SA-Brasil Bolsa Balcao	19,064
299,852		Bajaj Finance Ltd	28,476
26,040		Bajaj Finserv Ltd	5,811
199,905	g	Banca Farmafactoring S.p.A	1,484
546,273		Banca Generali S.p.A	20,212
73,742		Banca IFIS S.p.A.	1,508
363,902		Banca Mediolanum S.p.A	3,092
2,485,004		Banco BTG Pactual S.A. - Unit	13,591
29,581		Banco Latinoamericano de Exportaciones S.A. (Class E)	461
1,107,552		Bangkok Commercial Asset Management PCL	684
3,254,946		Bank of New York Mellon Corp	161,543
2,272,350	*	Berkshire Hathaway, Inc (Class B)	801,935
9,665,000		BFI Finance Indonesia Tbk PT	861
586,151		BGC Partners, Inc (Class A)	2,579
241,739		BlackRock, Inc	184,730
279,521		Blackstone Mortgage Trust, Inc	8,886
870,560	n	Blackstone, Inc	110,509
28,656	*	Blucora, Inc	560
39,700		BOC International China Co Ltd	84
1,335,012	e	BOCOM International Holdings Co Ltd	194
861,285	e	Bolsa Mexicana de Valores S.A. de C.V.	1,821
133,267		Boursa Kuwait Securities Co KPSC	1,188
676,955		Brewin Dolphin Holdings plc	4,542
1,042,490	*	Bridgepoint Group Ltd	4,814
115,781		Brightsphere Investment Group, Inc	2,808
71,256		BrightSpire Capital, Inc	659
106,724		Broadmark Realty Capital, Inc	923
1,704,238		Brookfield Asset Management, Inc	96,353
180,229	e	Brookfield Asset Management, Inc (New York)	10,196
139,269		BSE Ltd	1,725
107,555		Bure Equity AB	3,494
1,017,502		Burford Capital Ltd	9,271
932,900		Bursa Malaysia BHD	1,567
183,502		Caitong Securities Co Ltd	244
116,567		Canaccord Financial, Inc	1,152
141,831	*	Cannae Holdings, Inc	3,393
208,277		Capital One Financial Corp	27,345
2,115,000		Capital Securities Corp	1,205
261,884		Carlyle Group, Inc	12,809
150,543		CBOE Global Markets, Inc	17,225
37,118		Cembra Money Bank AG.	2,728
284,571		Central Depository Services India Ltd	5,515
1,447,554		Chailease Holding Co Ltd	12,697
698,681		Challenger Financial Services Group Ltd	3,501
286,164		Changjiang Securities Co Ltd	280
3,945,804		Charles Schwab Corp	332,671
4,922	e	Chicago Atlantic Real Estate Finance, Inc	87
200,271		Chimera Investment Corp	2,411
1,110,000		China Bills Finance Corp	685
6,721,574		China Cinda Asset Management Co Ltd	1,145
1,132,000		China Everbright Ltd	1,114
2,645,459		China Galaxy Securities Co Ltd	1,476

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,250		China Galaxy Securities Co Ltd (Class A)	$272
100,700		China Great Wall Securities Co Ltd	150
45,600		China International Capital Corp Ltd	298
976,937	g	China International Capital Corp Ltd	2,160
304,836		China Merchants Securities Co Ltd	692
228,600	e,g	China Renaissance Holdings Ltd	279
111,940		Cholamandalam Financial Holdings Ltd	914
444,351		Cholamandalam Investment and Finance Co Ltd	4,185
314,722		CI Financial Corp	5,000
1,803,965		CITIC Securities Co Ltd	4,135
533,916		CITIC Securities Co Ltd (Class A)	1,750
476,376	e	CMBC Capital Holdings Ltd	104
172,213	g	CMC Markets plc	576
465,637		CME Group, Inc	110,756
128,075		Coface S.A.	1,542
51,410		Cohen & Steers, Inc	4,416
226,758		Coronation Fund Managers Ltd	719
31,497		Corp Financiera Alba	1,838
108,262	*	Corp Financiera Colombiana S.A.	806
70,627	e	Cowen Group, Inc	1,914
55,174	e	Creades AB	648
7,610	*,e	Credit Acceptance Corp	4,188
81,924		Credit Corp Group Ltd	1,844
179,800		Credit Saison Co Ltd	1,908
819,256	e	Credit Suisse Group	6,449
39,140	*	CreditAccess Grameen Ltd	437
14,750		CRISIL Ltd	639
179,125		CSC Financial Co Ltd	654
1,064,000		CSSC Hong Kong Shipping Co Ltd	146
4,158		Curo Group Holdings Corp	54
99,298		Daishin Securities Co Ltd	1,451
21,494		Daishin Securities Co Ltd PF	277
1,513,393	*	Daiwa Securities Group, Inc	8,561
15,278		Daou Data Corp	182
22,448		Daou Technology, Inc	409
441,707	*	Deutsche Bank AG. (Registered)	5,563
26,218		Deutsche Beteiligungs AG.	830
182,217		Deutsche Boerse AG.	32,801
381,191	*	Dhani Services Ltd	311
2,633		Diamond Hill Investment Group, Inc	493
3,518,000	e	Differ Group Holding Co Ltd	877
776,641		Discover Financial Services	85,578
70,051	g	doBank S.p.A	590
123,225		Dongxing Securities Co Ltd	189
37,117	*	Donnelley Financial Solutions, Inc	1,235
75,828	*	Draper Esprit plc	766
1,969,111		Dubai Financial Market	1,278
29,361	e	Dynex Capital, Inc	476
425,991		East Money Information Co Ltd	1,687
283,372	e	ECN Capital Corp	1,512
17,278,605		Edelweiss Capital Ltd	13,292
124,747		EFG International	961
45,586		eGuarantee, Inc	760
700,284	*	Egyptian Financial Group-Hermes Holding	675
5,545	*	Electreon Wireless Ltd	267
518,853	e	Element Financial Corp	5,022
37,049	e	Ellington Financial Inc	658
32,875	*	Encore Capital Group, Inc	2,062
29,450	*	Enova International, Inc	1,118
407,312		EQT AB	15,884
2,466,932		Equitable Holdings, Inc	76,253
9,892		Eurazeo	832
1,049,875	g	Euronext NV	95,379
158,806		Everbright Securities Co Ltd	311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
120,387		Evercore Inc	$13,401
24,114		EXOR NV	1,833
46,880	*	Ezcorp, Inc (Class A)	283
54,528		Factset Research Systems, Inc	23,673
762,401	e	Far East Horizon Ltd	681
80,184		Federated Investors, Inc (Class B)	2,731
81,161	e	Fiera Capital Corp	678
69,700		Financial Products Group Co Ltd	489
107,000		FinVolution Group (ADR)	425
224,091		First Capital Securities Co Ltd	206
68,684		FirstCash Holdings, Inc	4,831
8,465,991	e	FirstRand Ltd	44,685
250,212	*	flatexDEGIRO AG.	5,036
38,783	g	Flow Traders	1,316
172,371	*	Focus Financial Partners, Inc	7,884
350,446		Founder Securities Co Ltd	371
30,355		Franklin BSP Realty Trust, Inc	424
267,677		Franklin Resources, Inc	7,474
6,535,435		Fuhwa Financial Holdings Co Ltd	5,987
225,208	*,g	Funding Circle Holdings plc	219
52,900	*,e	Futu Holdings Ltd (ADR)	1,722
32,384		Fuyo General Lease Co Ltd	1,846
1,055		GAMCO Investors, Inc (Class A)	23
251,967	e	GCM Grosvenor, Inc	2,447
1,251,200	*,e	Gentera SAB de C.V.	1,062
849,236		GF Securities Co Ltd	1,196
264,108		GF Securities Co Ltd (Class A)	727
24,580		Gimv NV	1,479
14,284,000	*,e	Glory Sun Financial Group Ltd	228
40,301	*,e	GMO Financial Holdings, Inc	271
220,187		goeasy Ltd	24,707
592,520		Goldman Sachs Group, Inc	195,591
4,397,338	*,a	Grab Holdings Ltd.	15,391
47,435		Granite Point Mortgage Trust, Inc	527
19,643		Great Ajax Corp	230
102,457	*	Green Dot Corp	2,816
3,069		Greenhill & Co, Inc	47
33,895	e	GRENKE AG.	942
25,958		Groupe Bruxelles Lambert S.A.	2,686
96,708		Grupo de Inversiones Suramericana S.A.	913
31,656		Gruppo MutuiOnline S.p.A	1,128
80,135		Guangzhou Yuexiu Financial Holdings Group Co Ltd	100
62,304		Guolian Securities Co Ltd	129
280,049		Guosen Securities Co Ltd	437
2,428,800		Guotai Junan International Hol	271
379,316		Guotai Junan Securities Co Ltd	935
176,654		Guoyuan Securities Co Ltd	198
2,845,282		Haitong International Securities Group Ltd	509
2,009,173		Haitong Securities Co Ltd	1,527
489,112		Haitong Securities Co Ltd (Class A)	792
1,264,000	e,g	Haitong UniTrust International Leasing Co Ltd	131
20,079		Hamilton Lane, Inc	1,552
61,957	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,939
103,719		Hanwha Securities Co	429
71,022		Hargreaves Lansdown plc	936
35,171	g	HDFC Asset Management Co Ltd	990
21,986		Hithink RoyalFlush Information Network Co Ltd	330
2,902,066		Hong Kong Exchanges and Clearing Ltd	136,029
175,000		Hotai Finance Co Ltd	720
11,802		Houlihan Lokey, Inc	1,036
1,206,540	g	Huatai Securities Co Ltd	1,846
153,334		Huatai Securities Co Ltd (Class A)	358
161,200		Huaxi Securities Co Ltd	212
90,075	e	HUB24 Ltd	1,820

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
34,345	*	Hypoport AG.	$12,965
119,440	g	ICICI Securities Ltd	976
1,231,601	*	IDFC Ltd	996
159,100	e	iFAST Corp Ltd	707
4,863,226		IG Group Holdings plc	52,235
104,748		IGM Financial, Inc	3,701
42,606		IIFL Wealth Management Ltd	935
70,459	*	Illimity Bank S.p.A	918
98,451		Impax Asset Management Group plc	1,267
544,508	g	Indian Energy Exchange Ltd	1,602
352,580		Industrial Securities Co Ltd	425
134,002		Industrivarden AB	3,800
34,102		Industrivarden AB	951
339,554		IntegraFin Holdings plc	1,878
71,207	e	Interactive Brokers Group, Inc (Class A)	4,693
674,095		Intercontinental Exchange Group, Inc	89,061
383,630		Intermediate Capital Group plc	8,907
314,715		Invesco Ltd	7,257
221,442	e	Invesco Mortgage Capital, Inc	505
330,312		Investec Ltd	2,204
807,359		Investec plc	5,341
37,994		Investment AB Oresund	519
513,346		Investor AB	11,945
398,427		Investor AB	8,657
751,851		IOOF Holdings Ltd	2,066
3,072,038		IP Group plc	3,587
121,001	*	Is Yatirim Menkul Degerler AS	159
4,129,356		iShares Core MSCI Emerging Markets ETF	229,386
9,390		iShares Core S&P 500 ETF	4,260
21,300	e	iShares MSCI ACWI ex US ETF	1,113
1,087,238	e	iShares MSCI Canada Index Fund	43,718
40,150	e	iShares MSCI EAFE Index Fund	2,955
12,800	e	iShares MSCI EAFE Small-Cap ETF	849
19,052		iShares MSCI Emerging Markets	860
5,000		iShares MSCI Emerging Markets Small-Cap ETF	285
30,854	e	iShares MSCI Japan ETF	1,901
8,897		iShares Russell 2000 Index Fund	1,826
231,490		Isracard Ltd	1,142
24,025		Jaccs Co Ltd	603
8,888	e	Jackson Financial, Inc	393
149,454	*	Jafco Co Ltd	2,278
296,943		Janus Henderson Group plc	10,399
108,600		Japan Securities Finance Co Ltd	816
201,665		Jefferies Financial Group, Inc	6,625
1,348,000		Jih Sun Financial Holdings Co Ltd	583
430,325		JM Financial Ltd	381
614,500		JMT Network Services PCL	1,418
114,240		JSE Ltd	874
159,276	g	JTC plc	1,761
92,505		Julius Baer Group Ltd	5,356
527,908		Jupiter Investment Management Group Ltd	1,433
55,071	*	Kinnevik AB	1,436
19,639		KIWOOM Securities Co Ltd	1,588
568,358		KKR & Co, Inc	33,232
84,825		KKR Real Estate Finance Trust, Inc	1,748
27,262		Korea Investment Holdings Co Ltd	1,751
21,991		KRUK S.A.	1,627
918,128		Krungthai Card PCL	1,690
406,308		Kumho Investment Bank	291
958,351	*	L&T Finance Holdings Ltd	1,012
825,285		Ladder Capital Corp	9,796
93,091		Lazard Ltd (Class A)	3,212
498,966	*	LendingClub Corp	7,874
2,727	*	LendingTree, Inc	326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,142		Leonteq A.G.	$812
102,200	*,e	LexinFintech Holdings Ltd (ADR)	268
73,354		Liontrust Asset Management plc	1,219
505,889		London Stock Exchange Group plc	52,754
409,927		LPL Financial Holdings, Inc	74,885
419,600	*,e	Lufax Holding Ltd (ADR)	2,337
15,894		Lundbergs AB (B Shares)	807
18,000	*	M&A Capital Partners Co Ltd	639
2,253,486		M&G plc	6,493
89,113	e	MA Financial Group Ltd	534
406,480		Macquarie Group Ltd	61,474
180,559	e	Magellan Financial Group Ltd	2,136
206,939	*	Magma Fincorp Ltd	735
674,544		Mahindra & Mahindra Financial Services Ltd	1,406
26,929,070		Man Group plc	82,178
565,126		Manappuram General Finance & Leasing Ltd	841
37,727		MarketAxess Holdings, Inc	12,835
205,700	e	Marui Co Ltd	3,764
11,381	g	MAS Financial Services Ltd	80
149,400	e	Matsui Securities Co Ltd	984
27,791		Meritz finance Holdings Co Ltd	930
209,022		Meritz Securities Co Ltd	1,123
7,827,380		Metro Pacific Investments Corp	573
370,606		MFA Financial Inc	1,494
176,761		Mirae Asset Daewoo Co Ltd	1,241
469,570		Mitsubishi UFJ Lease & Finance Co Ltd	2,182
32,700		Mizuho Leasing Co Ltd	795
82,590		MLP AG.	662
135,759		Moelis & Co	6,374
185,652	*	Monex Group, Inc	983
170,076		Moody's Corp	57,385
4,207,346		Morgan Stanley	367,722
30,531		Morningstar, Inc	8,340
39,542		Motilal Oswal Financial Services Ltd	451
83,898		MSCI, Inc (Class A)	42,191
680,482		Muangthai Capital PCL	1,070
32,065		Multi Commodity Exchange of India Ltd	596
78,767		Muthoot Finance Ltd	1,377
93,039		Nanjing Securities Co Ltd	120
106,965		Nasdaq Inc	19,061
132,388		Navient Corp	2,256
14,064		Nelnet, Inc (Class A)	1,195
269,627		Netwealth Group Ltd	2,994
412,132		New Residential Investment Corp	4,525
314,899		New York Mortgage Trust, Inc	1,149
1,167,700	*	Ngern Tid Lor PCL	1,348
18,149		NICE Holdings Co Ltd	253
150,742		Ninety One Ltd	506
633,638		Ninety One plc	2,121
120,074	g	Nippon Life India Asset Management Ltd	549
26,543	*,e	Noah Holdings Ltd (ADR)	625
3,308,736	*	Nomura Holdings, Inc	13,916
1,208,323		Nordnet AB publ	21,631
142,300		Northeast Securities Co Ltd	173
17,018		Northern Trust Corp	1,982
109,152		Numis Corp plc	365
164,093		Okasan Holdings, Inc	494
1,540,830	*	Omni Bridgeway Ltd	4,343
182,876		OneMain Holdings, Inc	8,670
93,644		Onex Corp	6,276
64,606	*	Open Lending Corp	1,222
18,949	*	Oportun Financial Corp	272
8,712		Oppenheimer Holdings, Inc	380
93,955	e	Orchid Island Capital, Inc	305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
677,100	e	Orient Corp	$684
254,337		Orient Securities Co Ltd	438
2,711,668		ORIX Corp	54,050
885,838		Osaka Securities Exchange Co Ltd	16,448
6,198,700	*	Pacific Strategic Financial Tbk PT	457
12,681		Partners Group	15,702
435,965		Pendal Group Ltd	1,503
67,859		PennyMac Mortgage Investment Trust	1,146
1,547,842	*	Pensionbee Group plc	2,725
77,569		Perpetual Trustees Australia Ltd	2,003
114,701		Pinnacle Investment Management Group Ltd	896
120,367		Piper Jaffray Cos	15,798
1,885,729		Piramal Healthcare Ltd	54,070
5,819		PJT Partners, Inc	367
518,959		Platinum Asset Mangement Ltd	852
204,376		Plus500 Ltd	3,771
89,892		Polar Capital Holdings plc	733
57,692	*	PRA Group, Inc	2,601
900,000		President Securities Corp	718
154,702	*	PROG Holdings, Inc	4,451
294,369	*	Provident Financial plc	1,186
32,973		Pzena Investment Management, Inc (Class A)	264
184,200	*,e	Qudian, Inc (ADR)	217
1,994,587	g	Quilter plc	3,724
1,793,800		Ratchthani Leasing PCL	224
133,817		Rathbone Brothers	3,481
205,655		Ratos AB (B Shares)	1,059
171,408	e	Raymond James Financial, Inc	18,839
226,046		Ready Capital Corp	3,404
1,241,798		REC Ltd	2,009
331,950		Redwood Trust, Inc	3,495
150,253		Regional Management Corp	7,298
88,937		Reinet Investments S.C.A	1,995
587,666		Remgro Ltd	6,025
221,893	g	Resurs Holding AB	651
16,461		Ricoh Leasing Co Ltd	448
479,679		S&P Global, Inc	196,755
41,060		Samsung Securities Co Ltd	1,410
200,291		Sanne Group plc	2,405
269,184		SBI Cards & Payment Services Ltd	3,008
1,240,838	*	SBI Holdings, Inc	31,307
94,807		Schroders plc	3,992
20,810		Sculptor Capital Management, Inc	290
284,563		SDIC Capital Co Ltd	315
24,539		SE Investments Ltd	254
155,891		Sealand Securities Co Ltd	92
98,403		SEI Investments Co	5,925
207,969		Shanxi Securities Co Ltd	185
416,500	e	Sheng Ye Capital Ltd	314
956,844		Shenwan Hongyuan Group Co Ltd	658
3,436	*	Shinyoung Securities Co Ltd	169
22,431		Shriram City Union Finance Ltd	479
138,893		Shriram Transport Finance Co Ltd	2,062
1,098,130		SHUAA Capital PSC	184
2,685,644		Singapore Exchange Ltd	19,682
151,982		Sinolink Securities Co Ltd	229
260,314		SLM Corp	4,779
5,964		Societe Fonciere Financiere et de Participations FFP	745
16,282		Sofina S.A.	5,916
211,935		SooChow Securities Co Ltd	249
120,373		Southwest Securities Co Ltd	82
17,495	*	Spandana Sphoorty Financial Ltd	76
94,358		Sparx Group Co Ltd	211
8,000		SPDR S&P 500 ETF Trust	3,613

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,382	e	Sprott, Inc	$1,473
768,475	*,†,e	SRH NV	9
743,510		Srisawad Corp PCL	1,268
451,469		St. James's Place plc	8,512
425,306		Standard Life Aberdeen plc	1,191
490,222		Starwood Property Trust, Inc	11,849
290,473		State Street Corp	25,306
244,200		StepStone Group, Inc	8,073
93,929		Stifel Financial Corp	6,378
17,801	*	StoneX Group, Inc	1,321
10,324		Strike Co Ltd	395
589,735		Sun Hung Kai & Co Ltd	300
75,348		Sundaram Finance Ltd	1,922
72,157		Svolder AB	483
10,573		Swissquote Group Holding S.A.	1,905
56,006		Synchrony Financial	1,950
216,795		T Rowe Price Group, Inc	32,777
178,000		Taiwan Acceptance Corp	1,401
195,490		Tamburi Investment Partners S.p.A.	1,933
13,401		Tata Investment Corp Ltd	239
1,025,638		Tel Aviv Stock Exchange Ltd	5,252
122,437		Tianfeng Securities Co Ltd	67
99,282		TMX Group Ltd	10,211
137,780		Tokai Tokyo Securities Co Ltd	452
28,010	e	Tokyo Century Corp	1,027
75,667		Tong Yang Investment Bank	229
964,472		TP Icap Group plc	1,879
52,121		TPG RE Finance Trust, Inc	616
95,430		Tradeweb Markets, Inc	8,385
698,779		Transaction Capital Ltd	2,365
1,120,656		Turkiye Sinai Kalkinma Bankasi AS	111
282,221	e	Two Harbors Investment Corp	1,561
6,765,538		UBS Group AG	132,207
468,555	e	UBS Group AG	9,156
89,000	*,e	Up Fintech Holding Ltd (ADR)	436
92,788	*,e	Upstart Holdings, Inc	10,122
43,062		UTI Asset Management Co Ltd	562
23,900	*	Uzabase, Inc	208
244		Value Line, Inc	16
984,011		Value Partners Group Ltd	420
25,000	e	Vanguard FTSE Developed Markets ETF	1,201
81,355		Virtu Financial, Inc	3,028
945		Virtus Investment Partners, Inc	227
97,215	*	VNV Global AB	517
193,963		Vontobel Holding AG.	16,311
899,987	e	Voya Financial, Inc	59,714
18,471		VZ Holding AG.	1,747
70,056		Warsaw Stock Exchange	682
2,734,000		Waterland Financial Holdings	1,593
25,700	*,e	WealthNavi, Inc	427
46,417		Wendel	4,727
162,503		Western Securities Co Ltd	184
46,921		WisdomTree Investments, Inc	275
95,662		Woori Investment & Securities Co Ltd	895
52,294	*	Woori Technology Investment Co Ltd	397
3,825	*	World Acceptance Corp	734
899,822	*	XP, Inc	27,085
1	*	XP, Inc	0^
41,296	g	X-Trade Brokers Dom Maklerski S.A.	190
1,293,000	*,e,g	Yixin Group Ltd	134
120,465	e	Zenkoku Hosho Co Ltd	4,629
166,191		Zheshang Securities Co Ltd	274
330,900		Zhongtai Securities Co Ltd	423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,908,434	*,e	Zip Co Ltd	$3,149
		TOTAL DIVERSIFIED FINANCIALS	5,968,991
ENERGY - 4.6%
186,300	*	3R PETROLEUM OLEO E GAS S.A.	1,638
18,885,261		Adaro Energy Tbk	3,537
229,619	*	Advantage Energy Ltd	1,600
153,958		Aegis Logistics Ltd	415
22,385	*,e	Aemetis, Inc	284
808,233	e	Aker BP ASA	30,146
337,298	*	Aker Solutions ASA	1,160
44,578		Aldrees Petroleum and Transport Services Co	921
330,332	*,e	Alto Ingredients, Inc	2,253
3,152		Altus Midstream Co	205
246,105		Ampol Ltd	5,591
298,111	e	Antero Midstream Corp	3,240
1,026,626	*	Antero Resources Corp	31,343
319,424		APA Corp	13,202
828,700		ARC Resources Ltd	11,097
41,414	e	Arch Resources, Inc	5,689
221,071		Archrock, Inc	2,040
47,388		Baker Hughes Co	1,725
1,287,300		Bangchak Corp PCL	1,148
6,671,100		Banpu PCL (Foreign)	2,200
875,461	*	Baytex Energy Trust	3,817
2,145,687		Beach Petroleum Ltd	2,504
56,705		Berry Petroleum Co LLC	585
1,054,854		Bharat Petroleum Corp Ltd	4,981
321,218	e	Birchcliff Energy Ltd	2,148
32,050		Bonanza Creek Energy, Inc	1,914
21,483,907		BP plc	105,322
489,600		BP plc (ADR)	14,394
91,828		Brigham Minerals, Inc	2,346
4,650,000	*,†,a,e	Brightoil Petroleum Holdings Ltd	668
19,359	*	Bristow Group, Inc	718
2,608,900	*	Bumi Armada BHD	253
68,915	*	BW Energy Ltd	210
92,864	g	BW LPG Ltd	634
123,984		BW Offshore Ltd	409
1,597,368		Cabot Oil & Gas Corp	43,081
26,504		Cactus, Inc	1,504
612,885	*,e	Cairn Energy plc	1,770
71,051		California Resources Corp	3,178
10,020	*,e	Callon Petroleum Co	592
471,231		Cameco Corp (Toronto)	13,724
171,842	e	Canacol Energy Ltd	430
1,520,073		Canadian Natural Resources Ltd	94,124
1,750,831		Cenovus Energy, Inc (Toronto)	29,186
947,174	*	Centennial Resource Development, Inc	7,644
8,814	*	Centrus Energy Corp	297
760,314	*	CGG S.A.	858
2,270,000	e	CGN Mining Co Ltd	247
468,795	*	ChampionX Corp	11,476
534,916		Cheniere Energy, Inc	74,166
177,019	e	Chesapeake Energy Corp	15,401
3,241,070		Chevron Corp	527,743
300,803	e	China Aviation Oil Singapore Corp Ltd	203
3,086,000		China Coal Energy Co	2,320
2,567,122		China Oilfield Services Ltd	2,608
538,476		China Shenhua Energy Co Ltd - A	2,520
5,315,455		China Shenhua Energy Co Ltd - H	16,920
2,210,000		China Suntien Green Energy Cor	1,237
121,227	*,e	Clean Energy Fuels Corp	963
177,856	*	CNX Resources Corp	3,685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,951,568		Coal India Ltd	$4,695
118	*,†,b	Cobalt International Energy, Inc	0^
1,000,000	e	Computer Modelling Group Ltd	4,287
79,470	*	Comstock Resources Inc	1,037
4,896,005		ConocoPhillips	489,601
28,955	*	CONSOL Energy, Inc	1,090
14,558	e	Continental Resources, Inc	893
1,158,704		Cosan SA Industria e Comercio	5,756
407,793		COSCO SHIPPING Energy Transportation Co Ltd	411
244,158		Cosmo Energy Holdings Co Ltd	5,230
36,853	e	Crescent Energy, Inc	639
1,141,583		Crescent Point Energy Corp	8,273
30,561		CropEnergies AG.	402
25,660		CVR Energy, Inc	655
5,963,001		Dana Gas PJSC	1,911
10,920	*	Delek Group Ltd	1,581
56,765	*	Delek US Holdings, Inc	1,205
58,264	*	Denbury, Inc	4,578
921,048	*,e	Denison Mines Corp	1,503
2,499,989	e	Devon Energy Corp	147,824
118,851		DHT Holdings, Inc	689
4,743,212		Dialog Group BHD	3,084
1,387,320		Diamondback Energy, Inc	190,174
2,425,483		Diversified Gas & Oil plc	3,776
2,476	*	DMC Global, Inc	76
480,629		DNO International ASA	701
24,478		Dorian LPG Ltd	355
23,784	*	Drilling Co of 1972	1,300
29,864	*	Dril-Quip, Inc	1,115
85,756		DT Midstream, Inc	4,653
18,695	*	Earthstone Energy, Inc	236
7,327,619		Ecopetrol S.A.	6,871
454,981		Empresas COPEC S.A.	3,759
174,500		Enauta Participacoes S.A.	760
2,491,547		Enbridge, Inc	114,697
3,371,468		ENEOS Holdings, Inc	12,605
107,908		Enerflex Ltd	691
133,923	*	Energean plc	2,095
1,168,600	*,†	Energy Earth PCL	0^
149,263	*,e	Energy Fuels, Inc	1,366
178,901	*,e	Energy Fuels, Inc	1,647
1		Energy Transfer LP	0^
389,918		Enerplus Corp	4,940
2,706,661		ENI S.p.A.	39,472
2,814,214		EOG Resources, Inc	335,539
1,574,880		EQT Corp	54,192
3,555,980		Equinor ASA	132,768
24,113	*	Equital Ltd	1,024
357,392		Equitrans Midstream Corp	3,016
1,081,300	*	Esso Thailand PCL (Foreign)	258
228,273		Euronav NV	2,427
284,832		Exxaro Resources Ltd	4,307
4,745,652		Exxon Mobil Corp	391,943
82,812		Falcon Minerals Corp	558
35,055		FLEX LNG Ltd	971
1,381,269		Formosa Petrochemical Corp	4,533
139,967	*	Frank's International NV	2,489
430,881	e	Freehold Royalty Trust	4,932
105,323	*,e	Frontline Ltd	927
115,645	*	Frontline Ltd (Sigmax MTF)	1,007
101,022		Galp Energia SGPS S.A.	1,277
26,923		Gaztransport Et Technigaz S.A.	3,008
168,530	*,e	Gevo, Inc	789
178,639	e	Gibson Energy, Inc	3,574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
382,822	*	Golar LNG Ltd	$9,486
102,419		Great Eastern Shipping Co Ltd	466
39,779	*	Green Plains Inc	1,234
113,159	*	Grupa Lotos S.A.	1,574
54,416		GS Holdings Corp	1,965
745,186	*	Guanghui Energy Co Ltd	959
923,829	*	Gulf International Services QSC	495
61,790	*	Hafnia Ltd	154
1,497,668		Halliburton Co	56,717
507,236	*	Harbour Energy plc	3,207
491,646	*	Headwater Exploration, Inc	2,607
119,378	*	Helix Energy Solutions Group, Inc	571
74,915		Hellenic Petroleum S.A.	609
208,422		Helmerich & Payne, Inc	8,916
718,535		Hess Corp	76,912
32,971	*	HF Sinclair Corp	1,314
4,925		HighPeak Energy, Inc	109
761,132		Hindustan Petroleum Corp Ltd	2,695
323,007		Hunting plc	1,275
38,045		Hyundai Robotics Co Ltd	1,678
149,449		Idemitsu Kosan Co Ltd	4,120
553,595		Imperial Oil Ltd	26,791
2,418,728		Indian Oil Corp Ltd	3,774
488,700		Indo Tambangraya Megah Tbk PT	970
1,300,200		Inner Mongolia Yitai Coal Co	1,407
1,834,134		Inpex Holdings, Inc	21,565
35,626		International Seaways, Inc	643
14,054,586		IRPC PCL (Foreign)	1,497
66,450		Itochu Enex Co Ltd	559
57,022		Iwatani International Corp	2,403
97,877		Japan Petroleum Exploration Co	2,061
1,077,339	*	John Wood Group plc	2,272
670,145	*	Karoon Gas Australia Ltd	1,076
178,214	*	Kelt Exploration Ltd	961
265,586	e	Keyera Corp	6,732
1,794,899		Kinder Morgan, Inc	33,942
84,000		Koninklijke Vopak NV	2,718
56,710	*	Kosmos Energy Ltd	408
8,254	*	Laredo Petroleum, Inc	653
52,396	*	Liberty Oilfield Services, Inc	777
46,420	e	Lundin Petroleum AB	1,948
16,385		Magnolia Oil & Gas Corp	388
1,715,150		Marathon Oil Corp	43,067
510,532		Marathon Petroleum Corp	43,650
325,855		Matador Resources Co	17,264
442,008	*	MEG Energy Corp	6,035
42,600	e	Mitsuuroko Co Ltd	359
17,630		Modec, Inc	183
553,995		MOL Hungarian Oil & Gas plc	4,868
68,198		Motor Oil Hellas Corinth Refineries S.A.	1,059
125,866		Murphy Oil Corp	5,084
24,411	*	Nabors Industries Ltd	3,728
41,629	*	Naphtha Israel Petroleum Corp Ltd	334
43,561	*	National Energy Services Reunited Corp	366
270,657		Neste Oil Oyj	12,340
24,337	e	New Fortress Energy, Inc	1,037
650,527	e	New Hope Corp Ltd	1,654
79,466	*	Newpark Resources, Inc	291
486,963	*,e	NexGen Energy Ltd	2,758
745,220	*	NexTier Oilfield Solutions, Inc	6,886
131,671	e	Nordic American Tankers Ltd	280
681,306		Northern Oil and Gas, Inc	19,206
490,388		NOV, Inc	9,617
210,693	*	NuVista Energy Ltd	1,781

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,748		Oasis Petroleum, Inc	$3,474
777,139		Occidental Petroleum Corp	44,095
262,610	*	Oceaneering International, Inc	3,981
746,227		Offshore Oil Engineering Co Ltd	501
286,581		Oil India Ltd	897
3,905,280	*	Oil Refineries Ltd	1,550
116,284	*	Oil States International, Inc	808
91,730		OMV AG.	4,383
466,718		ONEOK, Inc	32,964
466,763		Ovintiv, Inc	25,238
2,807,595	*,e	Paladin Resources Ltd	1,608
660,075	*,e	Pantheon Resources plc	1,013
188,230	*	Par Pacific Holdings, Inc	2,451
88,065	e	Paramount Resources Ltd (Class A)	2,199
152,579		Parex Resources, Inc	3,131
303,258	e	Parkland Corp	8,968
94,980		Pason Systems, Inc	1,163
1,358,267		Patterson-UTI Energy, Inc	21,026
11,626	*	Paz Oil Co Ltd	1,705
324,869	*	PBF Energy, Inc	7,917
323,602		PDC Energy, Inc	23,519
760,904	*	Peabody Energy Corp	18,665
657,866	e	Pembina Pipeline Income Fund	24,717
17,645	*	Penn Virginia Corp	609
847,400	*	Petro Rio S.A.	4,238
539,867	*,e	Petrofac Ltd	739
4,258,995		Petroleo Brasileiro S.A.	31,524
11,641,827		Petroleo Brasileiro S.A. (Preference)	81,793
384,180		Petronas Dagangan BHD	1,866
959,100		Petronet LNG Ltd	2,444
199,712	e	Peyto Exploration & Development Corp	2,026
503,205		Phillips 66	43,472
899,285		Pioneer Natural Resources Co	224,848
361,738		Polski Koncern Naftowy Orlen S.A.	6,492
2,269,590		Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,336
100,100	*,†	Poseidon Concepts Corp	1
402,703	e	PrairieSky Royalty Ltd	5,570
961,500		Prima Marine PCL	172
529,092	*	ProPetro Holding Corp	7,370
10,148,500		PT AKR Corporindo Tbk	642
1,800,300	*	PT Indika Energy Tbk	279
7,987,500	*	PT Medco Energi Internasional Tbk	308
5,487,800		PT Tambang Batubara Bukit Asam Tbk	1,254
8,365,006		PT United Tractors Tbk	14,848
1,910,948		PTT Exploration & Production PCL	8,234
2,112,200		PTT Exploration & Production PCL (ADR)	9,101
12,329,809		PTT PCL	14,209
8,077,600		PTT PCL	9,309
614,354		Qatar Fuel QSC	3,016
3,031,051		Qatar Gas Transport Co Ltd	2,980
280,502	*	Rabigh Refining & Petrochemical Co	2,095
206,401	*	Range Resources Corp	6,270
6,342,784		Reliance Industries Ltd	219,381
38,921	*	Renewable Energy Group, Inc	2,361
673,229		Repsol YPF S.A.	8,819
4,911	*	Rex American Resources Corp	489
14,530	e	Riley Exploration Permian, Inc	364
84,579	*	RPC, Inc	902
726,238	*,e	Saipem S.p.A	915
60,452		San-Ai Oil Co Ltd	463
3,653,998		Santos Ltd	21,185
642,251	*	Saras S.p.A.	491
7,454		Saudi Arabia Refineries Co	248
3,685,130	g	Saudi Arabian Oil Co	42,271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
183,726	e	SBM Offshore NV	$2,913
1,044,184		Schlumberger Ltd	43,135
16,157		Schoeller-Bleckmann Oilfield Equipment AG.	869
42,716		Scorpio Tankers, Inc	913
370,670		Secure Energy Services, Inc	1,583
53,528	*	Select Energy Services, Inc	459
1,954,500		Semirara Mining & Power Corp	1,160
1,843,251	*,†	Serba Dinamik Holdings BHD	115
162,487		Serica Energy plc	846
50	*,†	Serval Integrated Energy Services	0
271,150		SFL Corp Ltd	2,760
776,338		Shaanxi Coal Industry Co Ltd	2,013
328,286		Shanxi Lu'an Environmental Energy Development Co Ltd	859
368,800		Shanxi Xishan Coal & Electricity Power Co Ltd	722
15,700,668		Shell plc	430,335
741,800		Siamgas & Petrochemicals PCL	274
1,272,000		Sinopec Kantons Holdings Ltd	439
10,604		SK Discovery Co Ltd	362
2,702		SK Gas Co Ltd	256
58,122	*	SK Innovation Co Ltd	10,196
379,027		SM Energy Co	14,763
56,004		S-Oil Corp	4,444
164,385		Solaris Oilfield Infrastructure, Inc	1,856
568,816	*	Southwestern Energy Co	4,078
1,735,500		Star Petroleum Refining PCL	504
575,693		Subsea 7 S.A.	5,349
2,179,730		Suncor Energy, Inc	70,964
29,596	*	Talos Energy, Inc	467
875,558		Tamarack Valley Energy Ltd	3,474
340,170		Targa Resources Investments, Inc	25,673
1,131,125	e	TC Energy Corp	63,797
129,900	*,e	Technip Energies NV	1,584
35,469	*	Tecnicas Reunidas S.A.	302
60,356	*	Teekay Corp	191
22,330	*	Teekay Tankers Ltd	309
1,569,690	*,e	Tellurian, Inc	8,319
751,317		Tenaris S.A.	11,286
377,423	*	Tetra Technologies, Inc	1,551
5,895		Texas Pacific Land Corp	7,971
171,237	e	TGS Nopec Geophysical Co ASA	2,544
1,487,160		Thai Oil PCL	2,301
315,721	*,e	Thungela Resources Ltd	3,950
34,954	*	Tidewater, Inc	760
255,610	e	Topaz Energy Corp	4,273
18,015	*,e	TORM plc	155
3,630,840	e	Total S.A.	183,719
657,058		Tourmaline Oil Corp	30,274
260,655	*	Trican Well Service Ltd	776
1,447,610	*	Tullow Oil plc	1,012
161,231	*	Turkiye Petrol Rafinerileri AS	2,356
813,661		Ultrapar Participacoes S.A.	2,418
36,794	*,e	Uranium Energy Corp	169
35,426	*,e	Ur-Energy, Inc	57
62,429	*	US Silica Holdings, Inc	1,165
1,798,294		Valero Energy Corp	182,599
339,649	*	Vallourec S.A.	4,345
25,303		Verbio AG.	1,946
244,479		Vermilion Energy, Inc	5,133
971,754	g	Viva Energy Group Ltd	1,701
89,270	*	W&T Offshore, Inc	341
223,838		Washington H Soul Pattinson & Co Ltd	4,774
786	*	Weatherford International Ltd	26
726,172		Whitecap Resources, Inc	6,006
1,072,923		Whitehaven Coal Ltd	3,332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,612		Whiting Petroleum Corp	$2,740
1,342,180		Williams Cos, Inc	44,842
1,258,426		Woodside Petroleum Ltd	30,242
52,089		World Fuel Services Corp	1,409
381,385		Worley Ltd	3,684
97,333		Yantai Jereh Oilfield Services Group Co Ltd	641
1,867,540		Yanzhou Coal Mining Co Ltd	5,543
217,469		Yanzhou Coal Mining Co Ltd (Class A)	1,314
630,300		Yinson Holdings BHD	717
628,570		Z Energy Ltd	1,634
		TOTAL ENERGY	5,903,737
FOOD & STAPLES RETAILING - 1.6%
27,700	*,e	111, Inc (ADR)	74
46,234		Abdullah Al Othaim Markets Co	1,442
581,863	e	Aeon Co Ltd	12,407
20,800	e	Aeon Hokkaido Corp	191
30,383		Ain Pharmaciez Inc	1,579
115,548		Al Meera Consumer Goods Co	613
1,074,189	e	Albertsons Cos, Inc	35,717
1,994,366		Alimentation Couche-Tard, Inc	89,847
107,936		Andersons, Inc	5,425
42,479		Arcs Co Ltd	737
565,095		Atacadao Distribuicao Comercio e Industria Ltd	2,673
181,368	*,g	Avenue Supermarts Ltd	9,538
129,364	e	Axfood AB	4,213
19,555		Axial Retailing, Inc	512
12,400	e	Belc Co Ltd	551
1,390,812		Berli Jucker PCL	1,504
9,091		BGF retail Co Ltd	1,306
378,446		Bid Corp Ltd	8,236
504,727		BIM Birlesik Magazalar AS	2,912
234,898	*	BJ's Wholesale Club Holdings, Inc	15,881
695,331		Carrefour S.A.	15,132
34,465	e	Casey's General Stores, Inc	6,830
42,057	*,e	Casino Guichard Perrachon S.A.	774
13,251		Cawachi Ltd	244
1,616,849		Cencosud S.A.	3,185
26,549	*	Chefs' Warehouse Holdings, Inc	865
209,200		Cia Brasileira de Distribuicao	1,061
264,039		Clicks Group Ltd	5,584
1,383,505		Coles Group Ltd	18,491
11,237		Colruyt S.A.	465
1,671,400		Cosco Capital, Inc	160
13,400	e	Cosmos Pharmaceutical Corp	1,624
919,355		Costco Wholesale Corp	529,411
6,526,416		CP ALL plc	12,709
7,867,200		CP Seven Eleven PCL (ADR)	15,327
29,500		Create SD Holdings Co Ltd	774
5,318		Daikokutenbussaan Co Ltd	226
36,876		DaShenLin Pharmaceutical Group Co Ltd	174
152,674	*,g	Dino Polska S.A.	12,322
352,404	g	Dis-Chem Pharmacies Ltd	919
23,329,213	*	Distribuidora Internacional de Alimentacion S.A.	361
35,902		Dongsuh Co, Inc	808
21,867		E-Mart Co Ltd	2,525
303,929		Empire Co Ltd	10,780
1,421,125		Endeavour Group Ltd	7,731
84,132		Eurocash S.A.	263
31,400	e	Fuji Co Ltd	595
23,800		G-7 Holdings, Inc	321
7,000		Genky DrugStores Co Ltd	259
92,148		George Weston Ltd	11,348
276,565		GrainCorp Ltd-A	1,750

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
78,769	*	Grocery Outlet Holding Corp	$2,582
668,300	e	Grupo Comercial Chedraui S.a. DE C.V.	1,719
1,904,500	*	Grupo Mateus S.A.	2,136
49,159		GS Retail Co Ltd	1,143
11,000		Halows Co Ltd	273
22,158		Heiwado Co Ltd	344
577,261	*	HelloFresh SE	25,910
32,094	*,e	HF Foods Group Inc	214
44,108		Hyundai Greenfood Co Ltd	325
23,800	e	Inageya Co Ltd	263
11,635		Ingles Markets, Inc (Class A)	1,036
5,570		Itochu-Shokuhin Co Ltd	222
406,860		J Sainsbury plc	1,347
606,989		Jeronimo Martins SGPS S.A.	14,562
12,000		JM Holdings Co Ltd	171
19,823		Kato Sangyo Co Ltd	513
501,625		Kesko Oyj (B Shares)	13,850
29,500		Kobe Bussan Co Ltd	908
905,913		Koninklijke Ahold Delhaize NV	29,139
749,847		Kroger Co	43,019
18,234		Kusuri no Aoki Holdings Co Ltd	1,015
501,800	e	La Comer SAB de C.V.	983
9,855		Laobaixing Pharmacy Chain JSC	56
12,831		Lawson, Inc	491
17,996		Life Corp	463
224,290		Loblaw Cos Ltd	20,126
5,495		M Yochananof & Sons Ltd	361
66,291	*,e	Majestic Wine plc	312
2,358,632	*	Marks & Spencer Group plc	4,761
42,620		MARR S.p.A.	704
266,564	*	Massmart Holdings Ltd	837
129,356		Matsumotokiyoshi Holdings Co Ltd	4,576
11,600		Maxvalu Tokai Co Ltd	244
7,980	*,e	MedAvail Holdings, Inc	8
1,161,457		Metcash Ltd	3,932
409,680		Metro Wholesale & Food Specialist AG.	3,631
360,511		Metro, Inc	20,751
92,198	*	Migros Ticaret AS	287
10,492		Natural Grocers by Vitamin C	206
20,708		Neighbourly Pharmacy, Inc	483
7,300		Nihon Chouzai Co Ltd	79
57,650	e	North West Co, Inc	1,766
515,195	*	Ocado Ltd	7,867
1,104,044	e	Olam Group Ltd	1,426
534,210	*	Performance Food Group Co	27,197
586,341		Pick'n Pay Stores Ltd	2,157
624,717		President Chain Store Corp	5,730
18,565		Pricesmart, Inc	1,464
1,030,500		Puregold Price Club, Inc	711
23,600		Qol Holdings Co Ltd	224
1,203,335		Raia Drogasil S.A.	6,051
8,925		Rami Levi Chain Stores Hashikma Marketing Ltd	712
23,712		Retail Partners Co Ltd	278
428,955	*,e	Rite Aid Corp	3,753
910,300		Robinsons Retail Holdings, Inc	977
14,441		Ryoshoku Ltd	356
20,500		San-A Co Ltd	694
7,717,615		Sendas Distribuidora S.A.	26,406
1,457,163		Seven & I Holdings Co Ltd	69,473
863,710		Sheng Siong Group Ltd	967
7,111		Shoei Foods Corp	237
16,512	*,g	Shop Apotheke Europe NV	1,497
560,380		Shoprite Holdings Ltd	9,045
326,499		Shufersal Ltd	2,953

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,352	*	Sligro Food Group NV	$689
2,703,488		SMU S.A.	308
181,498		Sok Marketler Ticaret AS.	154
933,919		Sonae SPGS S.A.	1,072
199,335		Spar Group Ltd	2,315
91,853		SpartanNash Co	3,030
77,497	*	Sprouts Farmers Market, Inc	2,478
42,296		Sugi Pharmacy Co Ltd	2,093
2,384,000	e	Sun Art Retail Group Ltd	862
87,200		Sundrug Co Ltd	2,124
497,179		SYSCO Corp	40,595
24,012,988		Tesco plc	86,934
28,367		Tsuruha Holdings, Inc	1,801
146,888	*	United Natural Foods, Inc	6,074
48,250	e	United Super Markets Holdings, Inc	417
313,411	*	US Foods Holding Corp	11,794
32,794		Valor Co Ltd	567
8,208		Village Super Market (Class A)	201
525,407		Walgreens Boots Alliance, Inc	23,522
5,905,936	e	Wal-Mart de Mexico SAB de C.V.	24,324
3,850,574		Walmart, Inc	573,427
14,017		Weis Markets, Inc	1,001
97,060		Welcia Holdings Co Ltd	2,388
1,315,559		Woolworths Ltd	36,526
20,500		Yaoko Co Ltd	1,114
31,759		Yifeng Pharmacy Chain Co Ltd	200
37,000		Yokohama Reito Co Ltd	260
3,549,256		Yonghui Superstores Co Ltd	2,357
10,899	*,e	Zur Rose Group AG.	1,598
		TOTAL FOOD & STAPLES RETAILING	2,064,524
FOOD, BEVERAGE & TOBACCO - 3.3%
19,427	*,e	22nd Century Group, Inc	45
1,195,719	*,e	a2 Milk Co Ltd	4,659
218,438		AAK AB	4,048
113,823		AG. Barr plc	797
13,236		Agrana Beteiligungs AG.	240
324,107		Agthia Group PJSC	402
481,563		Ajinomoto Co, Inc	13,668
15,073	*	Al Jouf Agricultural Development Co	221
284,916		Almarai Co JSC	3,877
1,895,466		Altria Group, Inc	99,038
5,279,809		AMBEV S.A.	17,078
245,576		Anadolu Efes Biracilik Ve Malt Sanayii AS	449
36,811		Angel Yeast Co Ltd	241
1,042,256		Anheuser-Busch InBev S.A.	62,314
120,458		Anhui Gujing Distillery Co Ltd	1,552
18,214		Anhui Gujing Distillery Co Ltd (Class A)	490
22,117		Anhui Kouzi Distillery Co Ltd	187
49,600		Anhui Yingjia Distillery Co Ltd	421
42,635	e	Anora Group Oyj	415
8,359	*,e	AppHarvest, Inc	45
127,348		Archer-Daniels-Midland Co	11,494
22,572		Ariake Japan Co Ltd	957
2,771,350	*	Aryzta AG.	2,825
211,986		Asahi Breweries Ltd	7,721
61,907	*	Aseer Trading Tourism & Manufacturing Co	311
578,268		Associated British Foods plc	12,562
38,523		Astral Foods Ltd	400
96,855	*,e	Atlantic Sapphire ASA	388
109,481	e	Austevoll Seafood ASA	1,693
342,827	*	Australian Agricultural Co Ltd	418
54,581		Avanti Feeds Ltd	295
383,497		AVI Ltd	1,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,342	e	B&G Foods, Inc (Class A)	$1,493
61,285		Bakkafrost P	4,111
165,384	g	Bakkavor Group plc	244
960,740		Baladna	381
140,389		Balrampur Chini Mills Ltd	902
4,499		Barry Callebaut AG.	10,548
519,629		Becle SAB de C.V.	1,279
349,039		Bega Cheese Ltd	1,249
163,101		Beijing Dabeinong Technology Group Co Ltd	223
35,200		Beijing Shunxin Agriculture Co Ltd	129
2,855		Bell AG.	838
18,869	*,e	Beyond Meat, Inc	912
5,290		Binggrae Co Ltd	235
17,447		Bombay Burmah Trading Co	197
12,699		Bonduelle S.C.A.	232
13,645	*	Boston Beer Co, Inc (Class A)	5,301
736,547	*	BRF S.A.	2,876
120,806		Britannia Industries Ltd	5,094
163,400		British American Tobacco Malaysia BHD	483
3,007,889		British American Tobacco plc	126,323
606,349		Britvic plc	6,428
12,965		Brown-Forman Corp (Class A)	813
52,443		Brown-Forman Corp (Class B)	3,515
1,726,729	g	Budweiser Brewing Co APAC Ltd	4,560
847,474		Bunge Ltd	93,909
450,856	*	C&C Group plc	1,161
2,376		Calavo Growers, Inc	87
105,800	e	Calbee, Inc	2,040
34,679		Cal-Maine Foods, Inc	1,915
107,500		Camil Alimentos S.A.	218
47,292		Campbell Soup Co	2,108
291,200		Carabao Group PCL	942
167,952		Carlsberg AS (Class B)	20,618
183,700		Carlsberg Brewery-Malay BHD	949
72,803		CCL Products India Ltd	385
81,884	*	Celsius Holdings, Inc	4,518
1,509,000		Century Pacific Food, Inc	685
27,566		Chacha Food Co Ltd	233
177,000		Charoen Pokphand Enterprise	501
4,252,831		Charoen Pokphand Foods PCL	3,078
3,891,021	g	China Feihe Ltd	3,831
4,375,889	*,†,e	China Huishan Dairy Holdings Co Ltd	6
370,000	*,†	China Huiyuan Juice Group Ltd	0^
3,538,227		China Mengniu Dairy Co Ltd	18,970
3,892,000	e	China Modern Dairy Holdings	627
1,651,392		China Resources Beer Holdings Company Ltd	10,047
1,067,000	*,g	China Youran Dairy Group Ltd	488
20,327	*	Chongqing Brewery Co Ltd	341
23,304		Chongqing Fuling Zhacai Group Co Ltd	119
164,919		Cia Cervecerias Unidas S.A.	1,234
8,898		CJ CheilJedang Corp	2,697
615,418		Cloetta AB	1,679
4,829,931		Coca-Cola Co	299,456
3,780		Coca-Cola Consolidated Inc	1,878
237,862	*	Coca-Cola European Partners plc (Class A)	11,562
595,203		Coca-Cola Femsa SAB de C.V.	3,278
286,985		Coca-Cola HBC AG.	5,985
74,592		Coca-Cola Icecek AS	595
151,300		Coca-Cola West Japan Co Ltd	1,783
1,690,000		Cofco International Ltd	582
2,857,000	e	COFCO Meat Holdings Ltd	1,264
439,220		ConAgra Brands, Inc	14,745
251,870		Constellation Brands, Inc (Class A)	58,011
16,781		Corby Spirit and Wine Ltd	233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
550,759		Costa Group Holdings Ltd	$1,305
60,982		Cranswick plc	2,815
26,344		Daesang Corp	504
1,557,820	g	Dali Foods Group Co Ltd	813
513,390		Danone	28,361
150,261	*	Darling International, Inc	12,078
3,289,194		Davide Campari-Milano NV	38,152
4,344,811		Diageo plc	220,388
188,047	*	Distell Group Holdings Ltd	2,226
1,841		Dongwon F&B Co Ltd	272
1,500		Dongwon Industries Co Ltd	311
9,616	*	Duckhorn Portfolio, Inc	175
9,900		Dydo Drinco, Inc	382
1,350,655		Eastern Tobacco	886
85,085		Ebro Puleva S.A.	1,494
382,949		Embotelladora Andina S.A.	848
499,426		Embotelladoras Arca SAB de C.V.	3,396
2,605		Emmi AG.	2,838
60,715		Ezaki Glico Co Ltd	1,853
1,028,479		Fevertree Drinks plc	24,014
3,166,000		First Pacific Co	1,279
668,200		First Resources Ltd	1,007
47,450		Flowers Foods, Inc	1,220
2,194,983	e	Fomento Economico Mexicano S.A. de C.V.	18,248
1,098,214		Fomento Economico Mexicano SAB de C.V. (ADR)	90,987
32,274		ForFarmers NV	122
226,160		Foshan Haitian Flavouring & Food Co Ltd	3,106
125,993		Fraser & Neave Holdings BHD	629
29,377		Fresh Del Monte Produce, Inc	761
41,273	*	Freshpet, Inc	4,236
10,045		Fu Jian Anjoy Foods Co Ltd	174
64,227		Fuji Oil Co Ltd	1,041
87,800	*	Fujian Sunner Development Co Ltd	273
28,032	e	Fujicco Co Ltd	443
11,382		Fujiya Co Ltd	227
173,185		Futuris Corp Ltd	1,719
181,986		General Mills, Inc	12,324
271,500		Genting Plantations BHD	552
365,600		GFPT PCL (Foreign)	142
466,909		Glanbia plc	5,417
12,015		Godfrey Phillips India Ltd	160
14,005,625		Golden Agri-Resources Ltd	3,140
690,000		Great Wall Enterprise Co	1,299
572,595	*	Greencore Group plc	967
57,937	*	Grieg Seafood ASA	787
239,446	e	Gruma SAB de C.V.	3,011
1,741,041	e	Grupo Bimbo S.A. de C.V. (Series A)	5,257
173,400	e	Grupo Herdez SAB de C.V.	273
395,200		Guan Chong Bhd	249
105,645		Guangdong Haid Group Co Ltd	912
167,800		Guinness Anchor BHD	897
78,272	*	Hain Celestial Group, Inc	2,693
12,517	*	Halwani Brothers Co	289
56,772		Harim Holdings Co Ltd	488
259,814		Health & Happiness H&H International Holdings Ltd	363
101,447		Heilongjiang Agriculture Co Ltd	242
116,662		Heineken Holding NV	9,135
795,018	e	Heineken NV	76,027
215,848		Henan Shuanghui Investment & Development Co Ltd	986
417,129		Hershey Co	90,363
37,838		Hite Jinro Co Ltd	1,164
18,900	e	Hokuto Corp	295
69,519		Hormel Foods Corp	3,583
397,109	*	Hostess Brands, Inc	8,713

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,054	*	Hotel Chocolat Group Ltd	$609
73,562		House Foods Corp	1,743
353,300		Ichitan Group PCL	124
950,927		Imperial Tobacco Group plc	20,031
2,327,809		Indofood CBP Sukses Makmur Tbk	1,189
398,321	e	Inghams Group Ltd	910
17,065		Ingredion, Inc	1,487
423,853		Inner Mongolia Yili Industrial Group Co Ltd	2,455
9,135,000	*,†	Inti Agri Resources Tbk PT	0^
2,682,506		IOI Corp BHD	2,624
3,275,138		ITC Ltd	10,777
36,829		Ito En Ltd	1,808
174,500		Itoham Yonekyu Holdings, Inc	927
1,787		J&J Snack Foods Corp	277
25,915	e	J.M. Smucker Co	3,509
483,430		Japan Tobacco, Inc	8,256
3,945,200		Japfa Comfeed Indonesia Tbk PT	452
471,742	e	Japfa Ltd	241
818,182		JBS S.A.	6,398
79,788		JDE Peet's BV	2,289
46,326		Jiangsu King's Luck Brewery JSC Ltd	306
98,981		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	2,100
106,206		Jiangxi Zhengbang Technology Co Ltd	128
11,262		JiuGui Liquor Co Ltd	261
26,060		John B. Sanfilippo & Son, Inc	2,174
22,346		J-Oil Mills, Inc	294
31,264		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	138
29,701		Juewei Food Co Ltd	196
401,694		Juhayna Food Industries	159
95,146		Kagome Co Ltd	2,431
16,200	e	Kameda Seika Co Ltd	528
44,432		Kaveri Seed Co Ltd	319
170,896		Kellogg Co	11,021
250,199		Kerry Group plc (Class A)	27,983
1,989,866		Keurig Dr Pepper, Inc	75,416
118,397		Kewpie Corp	2,269
2,723,500		Khon Kaen Sugar Industry PCL	306
142,475		Kikkoman Corp	9,437
591,053		Kirin Brewery Co Ltd	8,828
22,880		Kotobuki Spirits Co Ltd	1,213
171,555		Kraft Heinz Co	6,758
128,228		KT&G Corp	8,531
458,535		Kuala Lumpur Kepong BHD	2,748
83,685		Kweichow Moutai Co Ltd	22,545
15,525		KWS Saat AG.	1,125
13,357		La Doria S.p.A	243
3,074	*,e	Laird Superfood, Inc	11
264,669		Lamb Weston Holdings, Inc	15,856
4,205		Lancaster Colony Corp	627
25,539	*	Landec Corp	296
3,827	e	Lassonde Industries, Inc	437
363,969		Leroy Seafood Group ASA	3,339
1,449,300		Lien Hwa Industrial Corp	3,234
11,419		Limoneira Co	168
1,031		Lindt & Spruengli AG.	12,271
121		Lindt & Spruengli AG. (Registered)	14,636
3,171		Lotte Chilsung Beverage Co Ltd	473
1,233		Lotte Confectionery Co Ltd	119
777		Lotus Bakeries NV	4,061
96,223		Luzhou Laojiao Co Ltd	2,798
246,280		M Dias Branco S.A.	1,274
5,792		Maeil Dairies Co Ltd	324
97,003		Maple Leaf Foods, Inc	2,328
463,700		Marfrig Global Foods S.A.	2,084

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
583,229		Marico Ltd	$3,866
42,200		Maruha Nichiro Corp	826
61,700		McCormick & Co, Inc	6,158
51,887		Megmilk Snow Brand Co Ltd	843
108,722		MEIJI Holdings Co Ltd	5,896
145,728		Mezzan Holding Co KSCC	278
163,720	e	MGP Ingredients, Inc	14,013
356,900		Minerva S.A.	949
27,822	*,e	Mission Produce, Inc	352
13,800		Mitsui Sugar Co Ltd	217
163,246		Molson Coors Brewing Co (Class B)	8,714
5,050,000	*,g	Monde Nissin Corp	1,337
4,147,161		Mondelez International, Inc	260,359
2,502,808	*	Monster Beverage Corp	199,974
45,779		Morinaga & Co Ltd	1,427
113,413		Morinaga Milk Industry Co Ltd	4,852
440,548		Mowi ASA	11,867
343,237		Muyuan Foodstuff Co Ltd	3,060
209,000		Namchow Chemical Industrial Ltd	354
49,992	*	National Agriculture Development Co	402
2,956		National Beverage Corp	129
37,004		Nestle India Ltd	8,459
76,514		Nestle Malaysia BHD	2,431
3,967,715		Nestle S.A.	515,877
311,605	*	New Hope Liuhe Co Ltd	830
285,192		Nichirei Corp	5,531
67,397		Nippon Flour Mills Co Ltd	918
100,000		Nippon Meat Packers, Inc	3,397
350,859		Nippon Suisan Kaisha Ltd	1,572
29,222		Nisshin Oillio Group Ltd	682
202,378		Nisshin Seifun Group, Inc	2,823
92,378		Nissin Food Products Co Ltd	6,477
200,568	e	Nissin Foods Co Ltd	140
5,074		Nong Shim Co Ltd	1,248
2,011,400	e,g	Nongfu Spring Co Ltd	10,603
14,854		Norway Royal Salmon ASA	354
85,069		Oceana Group Ltd	332
158,850		Origin Enterprises plc	703
18,767		Orion Corp	220
24,724		Orion Corp/Republic of Korea	1,800
8,314		Orior AG.	812
763,060		Orkla ASA	6,779
955,317		Osotspa PCL	1,073
1,668		Ottogi Corp	613
2,401,386		PepsiCo, Inc	401,944
375,138		Pernod-Ricard S.A.	82,422
602		Philip Morris CR	475
2,948,888		Philip Morris International, Inc	277,019
105,951	*	Pilgrim's Pride Corp	2,659
15,146	*	Post Holdings, Inc	1,049
691,041		PPB Group BHD	2,810
707,612		Premier Foods plc	1,060
46,010	e	Premium Brands Holdings Corp	4,025
79,738		Prima Meat Packers Ltd	1,436
410,108		Primo Water Corp	5,844
184,674		Primo Water Corp (Toronto)	2,629
713,500		PT Astra Agro Lestari Tbk	622
8,053,918		PT Charoen Pokphand Indonesia Tbk	3,168
509,584		PT Gudang Garam Tbk	1,120
4,720,509		PT Indofood Sukses Makmur Tbk	1,954
2,902,000		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	285
3,164,000		PT Sawit Sumbermas Sarana Tbk	235
21,201		Pulmuone Co Ltd	293
949,100		QL Resources BHD	1,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
463,300		R&B Food Supply PCL	$225
78,776		Radico Khaitan Ltd	916
42,185		Remy Cointreau S.A.	8,700
35,600		Riken Vitamin Co Ltd	489
636,113	*,e	RLX Technology, Inc (ADR)	1,139
112,125	e	Rogers Sugar, Inc	565
103,476		Royal Unibrew A.S.	9,667
20,194		S Foods, Inc	542
34,855		Sakata Seed Corp	1,057
109,112		Salmar ASA	8,625
2,747		Samlip General Foods Co Ltd	203
3,276		Samyang Corp	141
4,391		Samyang Foods Co Ltd	336
3,669		Samyang Holdings Corp	259
82,634		Sanderson Farms, Inc	15,493
212,500		Sao Martinho S.A.	1,980
68,386		Sapporo Holdings Ltd	1,289
298,932		Saputo, Inc	7,080
20,189	*	Saudi Fisheries Co	238
16,377		Saudia Dairy & Foodstuff Co	751
292,407		Savola Group	2,833
139,261	g	Scandinavian Tobacco Group A.S.	2,970
15,569		Schouw & Co	1,344
225		Seaboard Corp	946
156,326		Select Harvests Ltd	624
5,760	*	Seneca Foods Corp	297
26,531		Shanghai Bairun Investment Holding Group Co Ltd	150
81,722		Shanxi Xinghuacun Fen Wine Factory Co Ltd	3,267
19,587	e	Showa Sangyo Co Ltd	420
670,501	*	Shree Renuka Sugars Ltd	311
23,001		Sichuan Swellfun Co Ltd	297
1,781,678		Sime Darby Plantation BHD	2,101
86,501	*	Simply Good Foods Co	3,283
128,370		SLC Agricola S.A.	1,343
1,733,171	e,g	Smoore International Holdings Ltd	4,060
14,706	*	Sovos Brands, Inc	209
558,000		Standard Foods Corp	966
106,785		Strauss Group Ltd	3,181
86,178		Suedzucker AG.	1,109
90,318	*,e	SunOpta, Inc	454
59,523		Suntory Beverage & Food Ltd	2,269
4,050,652		Swedish Match AB	30,461
89,081	*,e	Synlait Milk Ltd	204
231,000		Taisun Enterprise Co Ltd	225
522,000	*	Taiwan TEA Corp	355
175,703		Takara Holdings, Inc	1,577
221,534		Tassal Group Ltd	596
662,545		Tata Tea Ltd	6,769
617,025		Tate & Lyle plc	5,915
6,727	*,e	Tattooed Chef, Inc	85
3,216,003		Thai Union Group PCL	1,824
417,600		Thai Vegetable Oil PCL (Foreign)	392
770,800		Thaifoods Group PCL	96
191,231		Tiger Brands Ltd	2,119
2,235,301		Tingyi Cayman Islands Holding Corp	3,748
26,785		Toly Bread Co Ltd	85
295,239		Tongwei Co Ltd	1,971
14,537		Tootsie Roll Industries, Inc	508
136,116		Toyo Suisan Kaisha Ltd	4,871
738,193		Treasury Wine Estates Ltd	6,377
45,476	*	TreeHouse Foods, Inc	1,467
116,700	*	Tres Tentos Agroindustrial S.A.	241
88,837		Triveni Engineering & Industries Ltd	363
595,471		Tsingtao Brewery Co Ltd	4,681

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,993		Tsingtao Brewery Co Ltd (Class A)	$384
55,000		Ttet Union Corp	302
20,970		Turning Point Brands, Inc	713
79,564		Tyson Foods, Inc (Class A)	7,131
149,577		Ulker Biskuvi Sanayi AS	156
1,019,616		Uni-President China Holdings Ltd	885
5,330,384		Uni-President Enterprises Corp	12,165
373,640		United Malt Grp Ltd	1,055
110,900		United Plantations BHD	396
330,877	*	United Spirits Ltd	3,858
20,172		Universal Corp	1,171
984,330		Universal Robina	2,302
79,539	e	Utz Brands, Inc	1,176
183,498		Varun Beverages Ltd	2,273
331,198		Vector Group Ltd	3,988
5,681		Vilmorin & Cie	278
455,441		Vina Concha y Toro S.A.	735
81,194		Viscofan S.A.	4,815
1,363	*,e	Vita Coco Co, Inc	12
161,696	*	Vital Farms, Inc	1,999
920,000	e	Vitasoy International Holdings Ltd	1,745
5,458,694		Want Want China Holdings Ltd	5,037
297,000		Wei Chuan Food Corp	222
456,170		Wens Foodstuffs Group Co Ltd	1,581
44,328,109	g	WH Group Ltd	27,836
34,583	*	Whole Earth Brands, Inc	248
2,873,442		Wilmar International Ltd	9,951
259,042		Wuliangye Yibin Co Ltd	6,289
129,025		Yakult Honsha Co Ltd	6,883
197,600		Yamazaki Baking Co Ltd	2,430
339,407	e	Yihai International Holding Ltd	964
97,800		Yihai Kerry Arawana Holdings Co Ltd	761
85,617	*	Yuan Longping High-tech Agriculture Co Ltd	261
19,100		Yukiguni Maitake Co Ltd	179
88,542	*	Zevia PBC	405
849,000	e,g	Zhou Hei Ya International Holdings Co Ltd	463
13,152		Zydus Wellness Ltd	260
		TOTAL FOOD, BEVERAGE & TOBACCO	4,188,574
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
151,485	*	1Life Healthcare, Inc	1,678
3,436,559		Abbott Laboratories	406,751
16,279	*	Abiomed, Inc	5,392
276,949	*	Acadia Healthcare Co, Inc	18,148
77,172	*,e	Accelerate Diagnostics, Inc	111
21,658	*	Accolade, Inc	380
318,342	*	Accuray, Inc	1,054
6,283	*	Acutus Medical, Inc	9
59,582	*	AdaptHealth Corp	955
18,854	*	Addus HomeCare Corp	1,759
221,415		Advanced Medical Solutions Group plc	859
183,377	*	AGFA-Gevaert NV	735
22,951	*	Agiliti, Inc	484
166,609	*,e	agilon health, Inc	4,224
318,483		Aier Eye Hospital Group Co Ltd	1,575
663	*	AirSculpt Technologies, Inc	9
494,000	e,g	AK Medical Holdings Ltd	292
64,408		Al Hammadi Co for Development and Investment	776
889,675		Alcon, Inc	70,485
226,500	e	Alfresa Holdings Corp	3,140
254,456	*	Align Technology, Inc	110,943
478,993	*	Alignment Healthcare, Inc	5,379
273,604	*,e	Allscripts Healthcare Solutions, Inc	6,162
155,385	*,e	Alphatec Holdings Inc	1,787

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,869	g	Ambea AB	$552
168,785		Ambu A.S.	2,485
25,966	*	Amedisys, Inc	4,474
157,776	*	American Well Corp	664
108,833		AmerisourceBergen Corp	16,838
58,275	*	AMN Healthcare Services, Inc	6,080
324,052		Amplifon S.p.A.	14,422
20,306	e	Andlauer Healthcare Group, Inc	808
30,891	*	Angiodynamics, Inc	665
155,559		Ansell Ltd	2,983
752,025		Anthem, Inc	369,410
209,399		Apollo Hospitals Enterprise Ltd	12,427
4,510	*,e	Apollo Medical Holdings, Inc	219
3,001	*	Apyx Medical Corp	20
489,526		Arjo AB	4,145
35,144		As One Corp	2,074
700,940		Asahi Intecc Co Ltd	13,674
33,947		Ascom Holding AG.	380
398,819	*,e	Asensus Surgical, Inc	250
16,929	*,e	Aspira Women's Health, Inc	18
128,432	*,g	Aster DM Healthcare Ltd	333
242,163	*	AtriCure, Inc	15,903
166		Atrion Corp	118
95,375	*,g	Attendo AB	302
15,368		Autobio Diagnostics Co Ltd	116
199,689	*	Avanos Medical, Inc	6,690
101,389	*	Aveanna Healthcare Holdings, Inc	346
6,666	*	AxoGen, Inc	53
206,809	*	Axonics Modulation Technologies, Inc	12,946
18,869	*,e	Bactiguard Holding AB	208
1,628,200		Bangkok Chain Hospital PCL	1,009
6,647,671		Bangkok Dusit Medical Services PCL	5,054
1,500,000		Bangkok Dusit Medical Services PCL (ADR)	1,125
660,770		Baxter International, Inc	51,236
200,242		Becton Dickinson & Co	53,264
89,500	*,e	Beijing Chunlizhengda Medical Instruments Co Ltd	106
5,102	*,e	Biodesix, Inc	9
255,096	*	BioLife Solutions Inc	5,798
54,629		BioMerieux	5,831
14,246	*	Bioventus, Inc	201
29,345		BML, Inc	740
4,140,453	*	Boston Scientific Corp	183,381
158,571	*	Brookdale Senior Living, Inc	1,118
339,738		Bumrungrad Hospital PCL	1,594
166,343	*,e	Butterfly Network, Inc	792
983,804		Cardinal Health, Inc	55,782
90,017	*	Cardiovascular Systems, Inc	2,034
487,700	e	Carenet, Inc	3,405
8,267		Carl Zeiss Meditec AG.	1,332
10,588	*	Castle Biosciences, Inc	475
18,182		Cellavision AB	602
58,451		Celltrion Healthcare Co Ltd	3,114
1,341,790	*	Centene Corp	112,965
215,538		Cerner Corp	20,166
99,856	*	Certara, Inc	2,145
71,279	*	Cerus Corp	391
42,922	*	Chabiotech Co Ltd	668
180,687	*	Change Healthcare, Inc	3,939
11,564		Chemed Corp	5,858
29,592		China National Medicines Corp Ltd	137
874,000		China Resources Phoenix Healthcare Holdings Co Ltd	521
4,763,700		Chularat Hospital PCL	553
995,882		Cigna Corp	238,623
3,873	*,e	ClearPoint Neuro, Inc	40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
959,531	*	Cleopatra Hospital	$262
94,800		CM Hospitalar S.A.	319
436,000	e	C-Mer Eye Care Holdings Ltd	254
130,223		Cochlear Ltd	21,742
55,674		Coloplast AS	8,431
6,384		Coltene Holding AG.	718
535,380	*	Community Health Systems, Inc	6,355
32,326		CompuGroup Medical SE & Co KgaA	1,970
11,764	*	Computer Programs & Systems, Inc	405
11,807		Conmed Corp	1,754
1,959,531	g	ConvaTec Group plc	5,535
1,425	*	Convey Holding Parent, Inc	9
59,634		Cooper Cos, Inc	24,903
909	*	Corvel Corp	153
227,183	*	Covetrus, Inc	3,814
48,306		Craneware plc	1,060
288,911	*	Cross Country Healthcare, Inc	6,261
7,708	*	CryoLife, Inc	165
37,912	*,e	CryoPort, Inc	1,324
5,228	*,e	Cue Health, Inc	34
144,020	*	Cutera, Inc	9,937
907	*,e	CVRx, Inc	5
284,547		CVS Group plc	6,698
1,792,830		CVS Health Corp	181,452
122,331	*,e	CYBERDYNE, Inc	362
6,925	*,e	CytoSorbents Corp	22
32,943		Dallah Healthcare Co	886
13,922	*,e	DarioHealth Corp	81
51,266	*	DaVita, Inc	5,799
17,857	*	Definitive Healthcare Corp	440
23,806	*	Demant A.S.	1,077
510,971	*,e	dentalcorp Holdings Ltd	6,209
6,681		Dentium Co Ltd	394
66,365		Dentsply Sirona, Inc	3,266
495,017	*	Dexcom, Inc	253,251
26,089		DiaSorin S.p.A.	4,075
10,811	*	DIO Corp	319
39,916	g	Dr Lal PathLabs Ltd	1,367
173,380		Dr Sulaiman Al Habib Medical Services Group Co	8,765
11,012		Draegerwerk AG.	609
4,081		Draegerwerk AG. & Co KGaA	220
18,029		Eckert & Ziegler Strahlen- und Medizintechnik AG.	1,150
1,914,853	*	Edwards Lifesciences Corp	225,416
34,800		Eiken Chemical Co Ltd	491
50,445		El.En. S.p.A	802
40,138		Elan Corp	353
436,717	e	Elekta AB (B Shares)	3,440
56,500		EM Systems Co Ltd	360
109,231		EMIS Group plc	1,907
105,067		Encompass Health Corp	7,471
13,846		Ensign Group, Inc	1,246
679,919	*	Envista Holdings Corp	33,119
18,134	*	Eoflow Co Ltd	350
154,252	*	Establishment Labs Holdings, Inc	10,395
422,847	*	Evolent Health, Inc	13,658
96,991	e	Extendicare, Inc	609
111,030		Fagron NV	2,023
72,256	*,e	Figs, Inc	1,555
709,391		Fisher & Paykel Healthcare Corp	11,904
188,100		Fleury S.A.	633
4,750	*,e	Forian, Inc	33
547,684	*	Fortis Healthcare Ltd	2,087
251,651		Fresenius Medical Care AG.	16,863
88,470		Fresenius SE	3,248

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,351	*,e	Fulgent Genetics, Inc	$1,520
62,067	g	Galenica AG.	4,778
1,169,000	g	Genertec Universal Medical Group Company Limited	766
50,810		Getinge AB (B Shares)	2,024
49,000		Ginko International Co Ltd	474
5,540	*	Glaukos Corp	320
81,963	*	Globus Medical, Inc	6,047
121,327		GN Store Nord	5,947
19,538		Guangzhou Kingmed Diagnostics Group Co Ltd	226
432,967	*	Guardant Health, Inc	28,680
6,455		Guerbet	189
18,656	*	Haemonetics Corp	1,179
4,611	*	Hanger Inc	85
3,926,198	g	Hapvida Participacoes e Investimentos S.A.	9,764
1,117,482		Hartalega Holdings BHD	1,289
593,982		HCA Healthcare, Inc	148,864
822,562		Healius Ltd	2,682
6,047	*	Health Catalyst, Inc	158
214,784	*	HealthEquity, Inc	14,485
32,427	*	HealthStream, Inc	646
104,673	*	Henry Schein, Inc	9,126
1,228	*	Heska Corp	170
81,142	*,e	HLB Life Science CO Ltd	679
25,298	e	HLS Therapeutics, Inc	308
29,200		Hogy Medical Co Ltd	773
69,374	*	Hologic, Inc	5,329
106,100	*	Hospital Mater Dei S.A.	363
615,773	*	Hoya Corp	70,172
68,278		Huadong Medicine Co Ltd	358
233,134		Humana, Inc	101,453
378,800	e,g	Hygeia Healthcare Holdings Co Ltd	1,453
3,883	*	iCAD, Inc	17
5,769	*	ICU Medical, Inc	1,284
123,504	*	IDEXX Laboratories, Inc	67,564
1,188,889		IHH Healthcare BHD	1,748
23,312	*,e	Implantica AG.	130
50,060	*	Inari Medical, Inc	4,537
38,926	*	InfuSystem Holdings, Inc	381
88,785	*	Inmode Ltd	3,277
1,500	*,e	Innovage Holding Corp	10
2,560	*	Inogen, Inc	83
12,679	*	Inspire Medical Systems, Inc	3,255
54,200		Instituto Hermes Pardini S.A.	220
60,574	*	Insulet Corp	16,136
12,984		Intco Medical Technology Co Ltd	95
50,601	*	Integer Holding Corp	4,077
20,444	*	Integra LifeSciences Holdings Corp	1,314
211,511		Integral Diagnostics Ltd	622
81,887	*	Intersect ENT, Inc	2,294
609,986	*,n	Intuitive Surgical, Inc	184,021
138,278	*	Invacare Corp	195
295,432	*,e	Invitae Corp	2,355
24,363		Ion Beam Applications	468
8,414		iRadimed Corp	377
11,711	*	iRhythm Technologies, Inc	1,844
805,000		IVD Medical Holding Ltd	288
27,944		Jafron Biomedical Co Ltd	199
75,000		Japan Lifeline Co Ltd	627
16,200	e	Japan Medical Dynamic Marketing, Inc	217
46,988		Jeol Ltd	2,598
43,350		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	189
949,109	*,e,g	Jinxin Fertility Group Ltd	720
30,700	*	JMDC, Inc	1,673
21,469	*	Joint Corp	760

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,968		Jointown Pharmaceutical Group Co Ltd	$161
325,000	e	Kangji Medical Holdings Ltd	319
955,629		Koninklijke Philips Electronics NV	29,141
90,034		Korian-Medica	2,084
1,216,000		Kossan Rubber Industries	567
2,067,100		KPJ Healthcare BHD	495
33,449	*,g	Krishna Institute of Medical Sciences Ltd	608
68,376	*	Laboratory Corp of America Holdings	18,028
311,955	*	Lantheus Holdings, Inc	17,254
5,499		Le Noble Age	225
2,776		LeMaitre Vascular, Inc	129
23,113		Lepu Medical Technology Beijing Co Ltd	73
13,874	*	LHC Group, Inc	2,339
3,379,978		Life Healthcare Group Holdings Pte Ltd	5,389
22,136	*,e	LifeStance Health Group, Inc	224
4,876,000	*	Lifetech Scientific Corp	1,611
132,299	*	LivaNova plc	10,826
241	*,e	Lucid Diagnostics, Inc	1
117,716		M3, Inc	4,251
97,863		Mani, Inc	1,167
24,363	*	Masimo Corp	3,546
352,489	*	Max Healthcare Institute Ltd	1,610
163,939		McKesson Corp	50,187
9,004	*,g	Medacta Group S.A.	1,074
4,861	*,g	Medartis Holding AG.	651
37,500		Medical Data Vision Co Ltd	364
151,531		Medicare Group	295
62,232		Mediceo Paltac Holdings Co Ltd	1,024
462,175	*	Mediclinic International plc	2,151
13,780	*	Medios AG.	454
23,400	*,e	Medley, Inc	488
29,910	*,g	Medmix AG.	1,046
36,432	*	MEDNAX, Inc	855
160,300	*	MedPeer, Inc	5,168
2,668,345		Medtronic plc	296,053
179,508	*	Meinian Onehealth Healthcare Holdings Co Ltd	166
69,484		Menicon Co Ltd	1,663
93,686	*	Meridian Bioscience, Inc	2,432
88,574	*	Merit Medical Systems, Inc	5,892
4,188	e	Mesa Laboratories, Inc	1,067
217		Metall Zug AG.(B Shares)	498
11,708,300	*	Metro Healthcare Indonesia TBK PT	432
28,465	g	Metropolis Healthcare Ltd	760
632,895		Microport Scientific Corp	1,408
38,753	*	Middle East Healthcare Co	333
62,700		Miraca Holdings, Inc	1,489
87,378	*,g	MLP Saglik Hizmetleri AS.	180
17,644	*	ModivCare, Inc	2,036
66,856	*	Molina Healthcare, Inc	22,302
149,432		Mouwasat Medical Services Co	8,444
240,942	*,e	Multiplan Corp	1,128
22,836		Nagaileben Co Ltd	373
137,422		Nakanishi, Inc	2,534
298,594	*,e	Nanosonics Ltd	879
42,574	*,e	Nano-X Imaging Ltd	461
16,020	*,e	NantHealth, Inc	12
70,225	*	Narayana Hrudayalaya Ltd	689
10,365		National Healthcare Corp	728
24,188		National Medical Care Co	533
1,724		National Research Corp	68
65,454	*	Natus Medical, Inc	1,720
482,965	*	Neogen Corp	14,895
1,307,059		Network Healthcare Holdings Ltd	1,440
2,320		Neuca S.A.	458

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,366	*	Neuronetics, Inc	$19
1,967	*,e	NeuroPace, Inc	16
42,510	*	Nevro Corp	3,075
83,000	*,g	New Horizon Health Ltd	239
217,194	*	NextGen Healthcare, Inc	4,542
209,477		Nihon Kohden Corp	5,032
163,252		Nipro Corp	1,365
159,379	*,†	NMC Health plc	2
14,098	*,g	NNIT A.S.	199
101,503	*,e	Novocure Ltd	8,410
53,761	*	NuVasive, Inc	3,048
96,452	*,e	Oak Street Health, Inc	2,593
1,024,599		Oceania Healthcare Ltd	743
875,780		Odontoprev S.A.	2,307
1,460,038		Olympus Corp	27,671
113,294	*	Omnicell, Inc	14,670
140,700	*	Oncoclinicas do Brasil Servicos Medicos S.A.	312
4,676	*,e	Ontrak, Inc	11
9,899	*	OptimizeRx Corp	373
954,131	*	Option Care Health, Inc	27,250
67,774	*	OraSure Technologies, Inc	460
130,251		Oriola-KD Oyj (B Shares)	271
11,417		Orpea	495
579,602	*	Ortho Clinical Diagnostics Holdings plc	10,815
62,250	*	Orthofix Medical Inc	2,036
2,042	*	OrthoPediatrics Corp	110
23,976	†	Osstem Implant Co Ltd	1,411
5,726	*	Outset Medical, Inc	260
24,066		Ovctek China, Inc	138
111,994		Owens & Minor, Inc	4,930
706	*,e	Paragon 28, Inc	12
49,244		Paramount Bed Holdings Co Ltd	801
365,142		Patterson Cos, Inc	11,820
164,959	*,e	PAVmed, Inc	218
28,000		Pegavision Corp	490
558,000	*,g	Peijia Medical Ltd	506
3,174	*	Pennant Group, Inc	59
16,964	*	Penumbra, Inc	3,768
45,058	*,e	PetIQ, Inc	1,099
5,168		Pharmagest Inter@ctive	494
61,839	*	Phreesia, Inc	1,630
79,000	*,†	Pihsiang Machinery Manufacturing Co Ltd	0^
23,620		Poly Medicure Ltd	295
745,225	*,e	PolyNovo Ltd	605
86,148		Premier, Inc	3,066
201,035	*	Privia Health Group, Inc	5,374
135,389	e	Pro Medicus Ltd	4,905
899	*	PROCEPT BioRobotics Corp	31
7,969	*	Progyny, Inc	410
460,400		PT Siloam International Hospitals Tbk	257
3,741	*,e	Pulmonx Corp	93
2,546	*,e	Pulse Biosciences, Inc	12
300,500		Qualicorp S.A.	1,012
89,227		Quest Diagnostics, Inc	12,212
11,662	*	Quidel Corp	1,312
20,914	*	Quotient Ltd	25
486,950	*	R1 RCM, Inc	13,031
16,145	*	RadNet, Inc	361
1,677,999		Raffles Medical Group Ltd	1,445
171,699		Ramsay Health Care Ltd	8,315
370,100	g	Rede D'Or Sao Luiz S.A.	3,879
63,984	*	Renalytix AI plc	227
51,754		Resmed, Inc	12,551
3,727	*,e	Retractable Technologies, Inc	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,746	*	Revenio Group Oyj	$1,506
1,000,800		Riverstone Holdings Ltd	731
2,475	*,e	RxSight, Inc	31
264,698		Ryman Healthcare Ltd	1,713
34,205		Sartorius AG.	15,096
41,639		Saudi Chemical Co	383
45,855	*	Schrodinger, Inc	1,565
39,809		SD Biosensor, Inc	1,833
17,186	*	SeaSpine Holdings Corp	209
163,629		Sectra AB	2,499
72,838	*,e	Sedana Medical AB	522
620,220		Select Medical Holdings Corp	14,879
1,090,407	*,e	Senseonics Holdings, Inc	2,148
1,747,082		Shandong Weigao Group Medical Polymer Co Ltd	1,856
86,932		Shanghai Pharmaceuticals Holding Co Ltd - A	336
640,927		Shanghai Pharmaceuticals Holding Co Ltd - H	1,231
2,690	*	Sharps Compliance Corp	16
50,822		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,456
45,400		Shenzhen New Industries Biomedical Engineering Co Ltd	243
230,936		Ship Healthcare Holdings, Inc	3,741
36,493	*	Shockwave Medical Inc	7,567
56,252	*	SI-BONE, Inc	1,271
452,537	g	Siemens Healthineers AG.	28,044
70,502	e	Sienna Senior Living, Inc	863
152,850	*,e	Sientra, Inc	339
4,689	*	Sight Sciences, Inc	54
1,016,691		Sigma Healthcare Ltd	392
55,080	*	Signify Health, Inc	1,000
4,228	*	Silk Road Medical Inc	175
1,995		Simulations Plus, Inc	102
921,787		Sinopharm Group Co	2,092
267,600	g	Sisram Medical Ltd	306
1,555,214		Smith & Nephew plc	24,735
16,963	*,e	SOC Telemed, Inc	51
71,100		Solasto Corp	572
501,429		Sonic Healthcare Ltd	13,239
65,188		Sonova Holdings AG	27,231
341,204	*,g	Spire Healthcare Group plc	1,089
499,100		Sri Trang Gloves Thailand PCL	379
47,000		St. Shine Optical Co Ltd	469
44,217	*	Staar Surgical Co	3,533
45,466	*	Stereotaxis, Inc	170
124,308		STERIS plc	30,054
9,539		STRATEC Biomedical AG.	1,063
15,570		Straumann Holding AG.	24,860
375,861		Stryker Corp	100,486
8,874		Suheung Capsule Co Ltd	294
351,022		Summerset Group Holdings Ltd	2,849
1,567,401		Supermax Corp BHD	440
237,285	*	Surgery Partners, Inc	13,063
37,600	*	Surgical Science Sweden AB	806
1,801	*	SurModics, Inc	82
110,800		Suzuken Co Ltd	3,282
83,641	*	Synlab AG.	1,474
274,813		Sysmex Corp	19,904
2,648	*,e	Tabula Rasa HealthCare, Inc	15
17,077	*	Tactile Systems Technology, Inc	344
56,000		TaiDoc Technology Corp	399
21,055	*	Talis Biomedical Corp	30
145,132	*	Tandem Diabetes Care, Inc	16,877
107,898	*,e	Teladoc, Inc	7,783
14,999		Teleflex, Inc	5,322
431,710	*	Tenet Healthcare Corp	37,110
1,061,756		Terumo Corp	32,127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
851,880		Thonburi Healthcare Group PCL	$2,133
19,177	g	Thyrocare Technologies Ltd	195
17,615	*	Tivity Health, Inc	567
149,130	e	Toho Pharmaceutical Co Ltd	2,252
27,209		Tokai Corp (GIFU)	383
3,684,086		Top Glove Corp BHD	1,682
12,080	*	Topchoice Medical Corp	271
38,996	*	Transmedics Group, Inc	1,051
35,237	*	Treace Medical Concepts, Inc	666
269,178		Uniphar plc	1,123
2,045,443		UnitedHealth Group, Inc	1,043,115
52,741		Universal Health Services, Inc (Class B)	7,645
38,000		Universal Vision Biotechnology Co Ltd	369
1,683		US Physical Therapy, Inc	167
2,769		Utah Medical Products, Inc	249
7,833		Value Added Technologies Co Ltd	258
3,288	*,e	Vapotherm, Inc	46
30,719	*	Varex Imaging Corp	654
247,132	*	Veeva Systems, Inc	52,506
157,500	*,e,g	Venus MedTech Hangzhou, Inc	321
31,843	*,e	Viemed Healthcare, Inc	159
869,102	*	ViewRay, Inc	3,407
145,982	*,e	Vimian Group AB	895
210,019	*,e	Well Health Technologies Corp	875
107,572		Winning Health Technology Group Co Ltd	158
182,619	*	Xvivo Perfusion AB	5,206
4,127		Ypsomed Holding AG.	725
700,124		Zimmer Biomet Holdings, Inc	89,546
54,225	*	Zimvie, Inc	1,238
4,052	e	Zynex Inc	25
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,961,627
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
10,331		Aekyung Industrial Co Ltd	157
240,093		Amorepacific Corp	31,474
111,399		Bajaj Corp Ltd	239
97,281	*	Beauty Health Co	1,642
294,277		Beiersdorf AG.	30,915
250,442	*,e	BellRing Brands, Inc	5,780
3,007,620	*,†,e	Best World International Ltd	1,509
17,894		Blackmores Ltd	1,005
371,062		BWX Ltd	620
74,997		By-health Co Ltd	250
39,940		C&S Paper Co Ltd	75
9,210	*	Central Garden & Pet Co	405
43,584	*	Central Garden and Pet Co (Class A)	1,777
57,000		Chlitina Holding Ltd	402
224,285		Church & Dwight Co, Inc	22,289
46,626		Clorox Co	6,482
872,559		Colgate-Palmolive Co	66,166
131,811		Colgate-Palmolive India Ltd	2,677
8,513		Cosmax, Inc	582
83,676	*	Coty, Inc	752
679,849		Dabur India Ltd	4,794
19,430		Earth Chemical Co Ltd	885
46,619		Edgewell Personal Care Co	1,710
755,582	*	elf Beauty, Inc	19,517
256,456		Emami Ltd	1,507
70,627		Energizer Holdings, Inc	2,173
305,388		Essity AB	7,207
679,418		Estee Lauder Cos (Class A)	185,019
127,400	*,e	Euglena Co Ltd	852
173,184	e	Fancl Corp	3,858
9,437		Gillette India Ltd	603

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
397,709	*	Godrej Consumer Products Ltd	$3,905
166,000		Grape King Industrial Co	848
714,136		Hengan International Group Co Ltd	3,291
115,850		Henkel KGaA	7,647
178,233		Henkel KGaA (Preference)	11,929
27,580	*	Herbalife Nutrition Ltd	837
912,527		Hindustan Lever Ltd	24,551
313,076	*,e	Honest Co, Inc	1,631
42,376	*	Hyundai Bioscience Co Ltd	1,014
10,566,600		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	750
30,246		Inter Parfums S.A.	1,820
2,300		Inter Parfums, Inc	203
48,322	e,g	Jamieson Wellness, Inc	1,347
143,997		Jyothy Laboratories Ltd	280
524,469		Kao Corp	21,414
225,571		Kimberly-Clark Corp	27,781
1,493,718	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,101
66,890	e	Kitanotatsujin Corp	122
12,660		Kobayashi Pharmaceutical Co Ltd	1,014
11,849		Kolmar BNH Co Ltd	317
13,483		Kolmar Korea Co Ltd	481
26,668		Kose Corp	2,790
10,418		LG Household & Health Care Ltd	7,349
2,454		LG Household & Health Care Ltd (Preference)	1,023
179,850		Lion Corp	2,004
390,915		L'Oreal S.A.	156,149
41,072		Mandom Corp	440
24,510		Medifast, Inc	4,186
308,000	*	Microbio Co Ltd	656
48,498		Milbon Co Ltd	2,173
986,064	*	Natura & Co Holding S.A.	5,395
9,189	*	Nature's Sunshine Products, Inc	155
74,285	*	NewAge, Inc	43
18,800		Noevir Holdings Co Ltd	759
58,579		Nu Skin Enterprises, Inc (Class A)	2,805
4,726		Oil-Dri Corp of America	135
74,593	*	Olaplex Holdings, Inc	1,166
76,573	*,e	Ontex Group NV	559
31,558		Pacific Corp	1,136
6,768		Pharmanutra S.p.A	470
140,300		Pigeon Corp	2,467
75,055		Pola Orbis Holdings, Inc	977
4,000	*,e	Premier Anti-Aging Co Ltd	121
4,054,909		Procter & Gamble Co	619,590
4,198		Proya Cosmetics Co Ltd	124
8,831,610		PT Unilever Indonesia Tbk	2,246
492,499		PZ Cussons plc	1,261
1,076,752		Reckitt Benckiser Group plc	82,141
7,909	*	Revlon, Inc (Class A)	64
44,447		Reynolds Consumer Products, Inc	1,304
110,545		Rohto Pharmaceutical Co Ltd	3,337
52,123		Sarantis S.A.	413
35,553		Shanghai Jahwa United Co Ltd	193
824,726		Shiseido Co Ltd	41,656
174,199		Spectrum Brands Holdings, Inc	15,455
122,000		TCI Co Ltd	805
308	*	Thorne HealthTech, Inc	2
653,999		Uni-Charm Corp	23,496
8,316		Unilever plc	376
2,810,416		Unilever plc	127,601
6,140	*	USANA Health Sciences, Inc	488
394,537	*,e	Veru, Inc	1,906
426,536	e	Vinda International Holdings Ltd	965
1,738		WD-40 Co	318

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)
33,500	e	YA-MAN Ltd			$314
83,600	*,e	Yatsen Holding Ltd (ADR)			57
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,633,676
INSURANCE - 2.6%
45,040		Admiral Group plc			1,510
404,810		Aegon NV			2,146
678,587		Aflac, Inc			43,694
40,047	e	Ageas			2,024
15,258,922		AIA Group Ltd			159,332
17,961	*	Al Rajhi Co for Co-operative Insurance			405
13,557	*	Alleghany Corp			11,483
297,828		Allianz AG.			71,124
435,069		Allstate Corp			60,261
1,054,033		Alm Brand AS			1,804
114,009	*	AMBAC Financial Group, Inc			1,186
171,556		American Equity Investment Life Holding Co			6,847
96,821		American Financial Group, Inc			14,099
3,851,516		American International Group, Inc			241,760
6,334		American National Group, Inc			1,198
16,660		Amerisafe, Inc			827
240,409		Anadolu Sigorta			88
90,800		Anicom Holdings, Inc			481
230,579		Aon plc			75,083
346,443	*	Arch Capital Group Ltd			16,775
26,311		Argo Group International Holdings Ltd			1,086
188,015		Arthur J. Gallagher & Co			32,827
230,533		ASR Nederland NV			10,763
477,618	e	Assicurazioni Generali S.p.A.			10,924
53,280		Assurant, Inc			9,688
64,778		Assured Guaranty Ltd			4,124
86,089		AUB Group Ltd			1,461
4,966,049		Aviva plc			29,384
2,109,189		AXA S.A.			61,745
152,134		Axis Capital Holdings Ltd			9,200
10,622		Baloise Holding AG.			1,897
1,158,100		Bangkok Life Assurance PCL			1,506
706,100	*	Bangkok Life Assurance PCL (ADR)			918
758,346		BB Seguridade Participacoes S.A.			4,071
2,797,559		Beazley plc			15,382
1,152,545	*,e	Bright Health Group, Inc			2,224
72,701	*	Brighthouse Financial, Inc			3,756
10,181		Brookfield Asset Management Reinsurance Partners Ltd			581
284,856		Brown & Brown, Inc			20,587
187,529	*	BRP Group, Inc			5,031
65,608		Bupa Arabia for Cooperative Insurance Co			3,130
8,966,807		Cathay Financial Holding Co Ltd			20,015
18,572,435		China Development Financial Holding Corp			12,327
2,028,732		China Insurance International Holdings Co Ltd			2,461
8,656,790		China Life Insurance Co Ltd			13,189
194,975		China Life Insurance Co Ltd (Class A)			803
510,000		China Pacific Insurance	Group	Co Ltd - A	1,834
3,085,209		China Pacific Insurance	Group	Co Ltd - H	7,465
1,490,196		Chubb Ltd			318,753
138,035		Cincinnati Financial Corp			18,767
45,715	*,e	Citizens, Inc (Class A)			194
69,796	*	Clal Insurance			1,638
26,182		CNA Financial Corp			1,273
36,039		CNP Assurances			868
62,913		Co for Cooperative Insurance			1,202
185,079		Conseco, Inc			4,644
3,630,000	*,†,a,e	Convoy Global Holdings Ltd			5
23,317		Crawford & Co			176
1,113,962		Dai-ichi Mutual Life Insurance Co			22,637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
390,800	*	Dhipaya Group Holdings PCL	$673
1,612,993		Direct Line Insurance Group plc	5,812
465,252	*	Discovery Holdings Ltd	5,795
12,869		Donegal Group, Inc (Class A)	173
51,023		Dongbu Insurance Co Ltd	2,938
17,067	*	eHealth, Inc	212
23,668		Employers Holdings, Inc	971
10,498	*	Enstar Group Ltd	2,742
24,952		Erie Indemnity Co (Class A)	4,395
221,136		Everest Re Group Ltd	66,646
31,627		Fairfax Financial Holdings Ltd	17,254
40,500	e	Fanhua, Inc (ADR)	295
249,102		Fidelity National Financial Inc	12,166
118,203		First American Financial Corp	7,662
8,693,124		Fubon Financial Holding Co Ltd	23,082
436,507	*	Genworth Financial, Inc (Class A)	1,650
214,116	e	Gjensidige Forsikring BA	5,309
175,858		Globe Life, Inc	17,691
60,096	*,e	GoHealth, Inc	71
12,725		Goosehead Insurance, Inc	1,000
353,744		Great-West Lifeco, Inc	10,424
28,641	*	Greenlight Capital Re Ltd (Class A)	202
48,952		Grupo Catalana Occidente S.A.	1,503
12,746		Hannover Rueckversicherung AG.	2,165
33,440		Hanover Insurance Group, Inc	5,000
1,485,680		Hanwha Life Insurance Co Ltd	3,839
226,525		Harel Insurance Investments & Finances Ltd	2,762
998,104		Hartford Financial Services Group, Inc	71,674
5,076		HCI Group, Inc	346
1,005,802	g	HDFC Life Insurance Co Ltd	7,116
45,067		Helvetia Holding AG.	5,884
292,250		Heritage Insurance Holdings, Inc	2,087
411,044		Hiscox Ltd	5,301
36,033		Horace Mann Educators Corp	1,507
161,711		Hyundai Marine & Fire Insurance Co Ltd	4,272
135,956		iA Financial Corp, Inc	8,266
245,503	g	ICICI Lombard General Insurance Co Ltd	4,283
402,608	g	ICICI Prudential Life Insurance Co Ltd	2,646
10,220		IDI Insurance Co Ltd	347
3,341,753		Insurance Australia Group Ltd	10,937
220,317		Intact Financial Corp	32,554
832		Investors Title Co	169
967,500	*	IRB Brasil Resseguros S	711
26,691		James River Group Holdings Ltd	660
2,243,100		Japan Post Holdings Co Ltd	16,474
144,900		Japan Post Insurance Co Ltd	2,523
1,266,861	*	Just Retirement Group plc	1,455
56,239		Kemper Corp	3,180
25,939		Kinsale Capital Group, Inc	5,915
92,135		Korean Reinsurance Co	744
287,278		Lancashire Holdings Ltd	1,620
5,113,910		Legal & General Group plc	18,131
35,002	*,e	Lemonade, Inc	923
66,100	*	Lifenet Insurance Co	301
168,815		Lincoln National Corp	11,034
769,758		Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,185
195,173		Loews Corp	12,651
70,038	*,e	Maiden Holdings Ltd	169
2,448,196		Manulife Financial Corp	52,209
1,268,858		Mapfre S.A.	2,654
12,423	*	Markel Corp	18,327
1,543,172		Marsh & McLennan Cos, Inc	262,987
271,798	*	Max Financial Services Ltd	2,695
42,105	*	MBIA, Inc	648

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,314,489		Medibank Pvt Ltd	$9,913
24,562	*	Menorah Mivtachim Holdings Ltd	606
335,000		Mercuries & Associates Holding Ltd	247
4,503,801	*	Mercuries Life Insurance Co Lt	1,313
25,162		Mercury General Corp	1,384
31,939		Meritz Fire & Marine Insurance Co Ltd	1,243
1,386,874		Metlife, Inc	97,469
46,061	*	MetroMile, Inc	61
343,918		Migdal Insurance Holdings Ltd	613
53,433		Mirae Asset Life Insurance Co Ltd	177
1,251,006	e	Momentum Metropolitan Holdings	1,482
326,126		MS&AD Insurance Group Holdings Inc	10,589
59,335		Muenchener Rueckver AG.	15,863
2,147		National Western Life Group, Inc	452
164,165		New China Life Insurance Co Ltd - A	910
1,136,965		New China Life insurance Co Ltd - H	3,154
10,473	*	NI Holdings, Inc	178
556,364		nib holdings Ltd	2,641
291,622		NN Group NV	14,779
5,468,397		Old Mutual Ltd	5,146
364,338		Old Republic International Corp	9,425
3,047	*	Palomar Holdings, Inc	195
11,129,388		People's Insurance Co Group of China Ltd	3,631
632,715		People's Insurance Co Group of China Ltd (Class A)	455
923,745		Phoenix Group Holdings plc	7,401
177,078		Phoenix Holdings Ltd	2,324
8,245,556		PICC Property & Casualty Co Ltd	8,396
8,914,976		Ping An Insurance Group Co of China Ltd	62,325
1,778,235		Ping An Insurance Group Co of China Ltd (Class A)	13,504
554,007	g	Poste Italiane S.p.A	6,283
703,485		Power Corp Of Canada	21,777
661,945		Powszechny Zaklad Ubezpieczen S.A.	5,299
34,619		Primerica, Inc	4,737
239,059		Principal Financial Group	17,549
45,076		ProAssurance Corp	1,212
629,729		Progressive Corp	71,783
88,516		Protector Forsikring ASA	1,223
924,243		Prudential Financial, Inc	109,218
1,599,172		Prudential plc	23,609
14,952,900	*	PT Panin Life Tbk	179
1,931,674		Qatar Insurance Co SAQ	1,278
2,016,742		QBE Insurance Group Ltd	17,294
195,400	e	Qualitas Controladora SAB de C.V.	1,120
486,842		Rand Merchant Investment Holdings Ltd	1,739
62,950		Reinsurance Group of America, Inc (Class A)	6,890
66,067		RenaissanceRe Holdings Ltd	10,472
7,207		RLI Corp	797
314,657	g	Sabre Insurance Group plc	956
12,290		Safety Insurance Group, Inc	1,117
137,711	*	Saga plc	420
298,385		Sampo Oyj (A Shares)	14,580
35,100		Samsung Fire & Marine Insurance Co Ltd	6,321
77,152		Samsung Life Insurance Co Ltd	4,178
2,077,989		Sanlam Ltd	10,230
48,921		Santam Ltd	968
503,265	g	SBI Life Insurance Co Ltd	7,415
189,838		SCOR SE	6,104
61,163		Selective Insurance Group, Inc	5,466
184,036	*	Selectquote, Inc	513
14,124,866		Shin Kong Financial Holding Co Ltd	5,287
211,000		Shinkong Insurance Co Ltd	403
72,933	*	SiriusPoint Ltd	546
59,142	*,e	Societa Cattolica di Assicurazioni SCRL	394
988,620		Sompo Holdings, Inc	43,440

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,551,027		Steadfast Group Ltd	$5,523
22,507		Stewart Information Services Corp	1,364
546,496	e	Storebrand ASA	5,464
333,400		Sul America S.A.	2,407
738,147	e	Sun Life Financial, Inc	41,213
1,407,652		Suncorp-Metway Ltd	11,669
21,337		Swiss Life Holding	13,673
81,488	e	Swiss Re Ltd	7,757
254,000		Syarikat Takaful Malaysia BHD	219
1,561,565		T&D Holdings, Inc	21,203
34,823		Tiptree Inc	447
502,199		Tokio Marine Holdings, Inc	29,225
53,554		Tongyang Life Insurance Co Ltd	291
91,840		Topdanmark AS	5,141
730,200		TQM Corp PCL	878
222,961		Travelers Cos, Inc	40,742
17,114	*	Trean Insurance Group, Inc	80
44,611	*	Trisura Group Ltd	1,226
4,640	*	Trupanion, Inc	414
83,972		Tryg A.S.	2,042
389,929		Unipol Gruppo Finanziario S.p.A	2,139
187,241		Uniqa Versicherungen AG.	1,485
18,251		United Fire Group Inc	567
20,214		United Insurance Holdings Corp	67
24,598		Universal Insurance Holdings, Inc	332
190,042		Unum Group	5,988
47,107		Vienna Insurance Group AG Wiener Versicherung Gruppe	1,222
403,862		W.R. Berkley Corp	26,893
4,636		White Mountains Insurance Group Ltd	5,268
291,538		Willis Towers Watson plc	68,867
29,089		Wuestenrot & Wuerttembergische AG.	585
354,005	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,185
403,756		Zurich Insurance Group AG	199,415
		TOTAL INSURANCE	3,339,344
MATERIALS - 4.9%
335,049	*	29Metals Ltd	687
242,039		Aarti Industries	3,038
188,195		Acerinox S.A.	2,061
78,838		ADEKA Corp	1,732
411,263		Adelaide Brighton Ltd	923
45,110		Advanced Enzyme Technologies Ltd	167
140,692		Advanced Petrochemical Co	2,633
23,011		AdvanSix, Inc	1,176
110,529		Aeci Ltd	885
114,193	e	African Rainbow Minerals Ltd	2,236
609,445		Agnico-Eagle Mines Ltd	37,294
11,800		Aichi Steel Corp	232
623,981		Air Liquide	109,162
93,681		Air Products & Chemicals, Inc	23,412
223,400		Air Water, Inc	3,137
14,570	e	AirBoss of America Corp	415
7,443		Akzo Nobel India Ltd	187
265,000		Akzo Nobel NV	22,769
484,544		Alamos Gold, Inc	4,070
87,000		Albemarle Corp	19,240
287,019		Alcoa Corp	25,840
447,307	*	Alkane Resources Ltd	384
15,267		Alkyl Amines Chemicals	572
150,738	*	Allegheny Technologies, Inc	4,046
689,834	*	Allkem Ltd	5,822
47,444		Altius Minerals Corp	915
78,384		Altri SGPS S.A.	523
33,196		Alujain Corp	569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,001,343		Alumina Ltd	$4,506
4,711,964	*	Aluminum Corp of China Ltd	2,727
929,287	*	Aluminum Corp of China Ltd (Class A)	844
762,404		Ambuja Cements Ltd	2,995
123,484		Amcor plc	1,399
117,585		American Vanguard Corp	2,389
37,163		AMG Advanced Metallurgical Group NV	1,597
211,275	*,e	Amyris, Inc	921
59,345		Anglo American Platinum Ltd	8,149
1,517,807		Anglo American plc	78,869
458,808		AngloGold Ashanti Ltd	10,887
735,791	e	AngloGold Ashanti Ltd (ADR)	17,431
850,565		Anhui Conch Cement Co Ltd	4,350
176,145		Anhui Conch Cement Co Ltd (Class A)	1,092
22,900		Anhui Honglu Steel Construction Group Co Ltd	152
406,276		Antofagasta plc	8,828
137,512		APERAM	6,078
124,981	*	APL Apollo Tubes Ltd	1,500
4,437		Aptargroup, Inc	521
48,290		Arabian Cement Co	550
755,839		ArcelorMittal	24,213
106,745	*	Arconic Corp	2,735
21,277	†,e	Ardagh Group S.A.	432
99,978	*	Ardagh Metal Packaging S.A.	813
373,786	*	Argonaut Gold, Inc	733
63,091		Arkema	7,542
70,534	e	Asahi Holdings, Inc	1,304
899,340		Asahi Kasei Corp	7,779
35,777		Ashland Global Holdings, Inc	3,521
491,500		Asia Cement China Holdings Corp	315
1,470,044		Asia Cement Corp	2,482
438,000		Asia Polymer	571
425,668		Asian Paints Ltd	17,224
16,730	*	Aspen Aerogels, Inc	577
84,137	*	Associated Cement Co Ltd	2,374
96,270		Atalaya Mining plc	512
17,889		Atul Ltd	2,419
37,783		Aurubis AG.	4,498
99,273	*,e	Australian Strategic Materials Ltd	559
105,456		Avery Dennison Corp	18,346
345,573		Avient Corp	16,588
3,056,195	*	AVZ Minerals Ltd	2,782
690,830	*	Axalta Coating Systems Ltd	16,981
87,606	*	Aya Gold & Silver, Inc	625
1,268,358		B2Gold Corp	5,824
11,430		Balaji Amines Ltd	435
37,581		Balchem Corp	5,137
554,171		Ball Corp	49,875
1,639,985		Baoshan Iron & Steel Co Ltd	1,740
2,452,311		Barrick Gold Corp	60,143
320,659		Barrick Gold Corp	7,866
10,963		BASF India Ltd	445
971,898		BASF SE	55,457
13,765		Bayer CropScience Ltd	901
759,600		BBMG Corp	365
31,700		Beijing Easpring Material Technology Co Ltd	373
38,060		Bekaert S.A.	1,489
1,061,769	*	Bellevue Gold Ltd	763
255,244		Berger Paints India Ltd	2,352
2,874,600	*	Berkah Beton Sadaya Tbk PT	841
97,758	*	Berry Global Group, Inc	5,666
6,765,761	e	BHP Billiton Ltd	260,803
417,233		Billerud AB	6,183
4,000	*,†,e	Bio On S.p.A.	0^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,685		Birla Corp Ltd	$414
725,800		BlueScope Steel Ltd	11,286
420,502		Boliden AB	21,212
1,195,315		Boral Ltd	3,083
115,961		Borregaard ASA	2,289
445,122		Boubyan Petrochemicals Co KSCP	1,464
325,300		Bradespar S.A.	2,260
213,700		Braskem S.A.	1,988
1,889,612		Breedon Group plc	2,013
91,944		Brickworks Ltd	1,670
216,560		Buzzi Unicem S.p.A.	4,007
7,479		Cabot Corp	512
265,278	*	Calibre Mining Corp	316
156,855	*	Calix Ltd	867
73,831	*	Canfor Corp	1,521
172,467		CAP S.A.	2,674
350,184	*	Capricorn Metals Ltd	1,073
371,675	*,e	Capstone Copper Corp	2,102
126,513		Carborundum Universal Ltd	1,325
40,973		Carpenter Technology Corp	1,720
104,623	e	Cascades, Inc	1,073
529,037		Castrol India Ltd	702
182,440		CCL Industries	8,231
108,228		Celanese Corp (Series A)	15,463
55,461		Cementir Holding NV	419
714,963		Cementos Argos S.A.	1,181
16,773,230	*,e	Cemex S.A. de C.V.	9,015
1,410,483		Centamin plc	1,682
267,826		Centerra Gold, Inc	2,633
210,342		Central Asia Metals plc	658
41,337	*	Century Aluminum Co	1,088
147,000		Century Iron & Steel Industrial Co Ltd	565
55,987		Century Plyboards India Ltd	526
91,983		Century Textile & Industries Ltd	1,030
248,640		CF Industries Holdings, Inc	25,625
386,493	*	Chalice Gold Mines Ltd	2,035
226,521		Chambal Fertilizers & Chemicals Ltd	1,254
406,403		Champion Iron Ltd	2,373
5,088		Chase Corp	442
290,802		Chemours Co	9,154
43,063	*	Chemplast Sanmar Ltd	376
953,000		Cheng Loong Corp	1,159
196,900		Chengtun Mining Group Co Ltd	264
59,100	*	Chengxin Lithium Group Co Ltd	469
465,000		Chia Hsin Cement Corp	338
137,562	*	Chifeng Jilong Gold Mining Co Ltd	393
6,100,000		China BlueChemical Ltd	2,081
406,000		China General Plastics Corp	493
2,653,105		China Hongqiao Group Ltd	3,486
153,729		China Jushi Co Ltd	367
1,117,000		China Manmade Fibers Corp	360
328,000		China Metal Products	391
70,000		China Minmetals Rare Earth Co Ltd	320
3,853,614		China Molybdenum Co Ltd	1,981
1,153,644		China Molybdenum Co Ltd (Class A)	940
2,834,276		China National Building Material Co Ltd	3,486
262,529		China Northern Rare Earth Group High-Tech Co Ltd	1,589
1,444,000		China Oriental Group Co Ltd	409
3,912,000		China Petrochemical Development Corp	1,644
1,874,248		China Resources Cement Holdings Ltd	1,554
178,000		China Steel Chemical Corp	720
13,228,181		China Steel Corp	17,835
2,208,000		China XLX Fertiliser Ltd	2,130
4,462,240	*,†,e	China Zhongwang Holdings Ltd	6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,477		Chr Hansen Holding A/S	$7,965
46,678		Chugoku Marine Paints Ltd	345
380,000		Chun Yuan Steel	319
4,872		Chunbo Co Ltd	1,342
1,144,000		Chung Hung Steel Corp	1,816
409,000		Chung Hwa Pulp Corp	317
143,600	*	Cia Brasileira de Aluminio	605
240,322	*,e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	2,420
47,600		Cia Ferro Ligas da Bahia - FERBASA	476
736,550		Cia Siderurgica Nacional S.A.	4,027
66,289		Ciech S.A.	679
68,374		City Cement Co	504
369,453		Clariant AG.	6,411
24,616	*	Clean Science & Technology Ltd	641
14,578	*	Clearwater Paper Corp	409
776,974	*	Cleveland-Cliffs, Inc	25,026
15,300		CNGR Advanced Material Co Ltd	284
148,400		CNNC Hua Yuan Titanium Dioxide Co Ltd	228
91,837	*	Coeur Mining, Inc	409
363,077		Commercial Metals Co	15,111
86,132	*	Companhia Vale do Rio Doce	9
4,300		Compass Minerals International, Inc	270
543,331	*	Constellium SE	9,780
72,215		Corbion NV	2,471
146,721		Coromandel International Ltd	1,543
2,718,366	g	Coronado Global Resources, Inc	4,069
1,997,454		Corteva, Inc	114,814
53,786		Corticeira Amorim SGPS S.A.	596
229,983	g	Covestro AG.	11,581
686,000		CPMC Holdings Ltd	362
1,268,806		CRH plc	50,606
144,635		Croda International plc	14,879
2,591,576		Crown Holdings, Inc	324,180
584,594		CSR Ltd	2,672
2,758,900		D&L Industries Inc	425
313,400		Daicel Chemical Industries Ltd	2,089
29,031		Daido Steel Co Ltd	873
29,300		Daiken Corp	519
33,100	e	Daiki Aluminium Industry Co Ltd	423
102,499		Daio Paper Corp	1,324
104,016		Dalmia Bharat Ltd	2,041
11,937	*,e	Danimer Scientific, Inc	70
1,300,149	*	De Grey Mining Ltd	1,131
52,439		Deepak Fertilizers & Petrochemicals Corp Ltd	385
98,052		Deepak Nitrite Ltd	2,881
96,349		Denki Kagaku Kogyo KK	2,669
506,920		Deterra Royalties Ltd	1,825
373,300		Dexco S.A.	1,151
92,601		DIC Corp	1,892
79,439	*	Diversey Holdings Ltd	601
58,300		Do-Fluoride New Materials Co Ltd	358
20,111		Dongbu Steel Co Ltd	185
40,634		Dongjin Semichem Co Ltd	1,300
77,085		Dongkuk Steel Mill Co Ltd	1,052
4,955	*	Dongwha Enterprise Co Ltd	322
5,309		Dongwon Systems Corp	256
1,695,000		Dongyue Group	2,296
836,236		Dow, Inc	53,285
55,579		Dowa Holdings Co Ltd	2,540
506,423		DRDGOLD Ltd	476
2,388,629		DS Smith plc	10,046
182,193		DSM NV	32,593
231,612		Dundee Precious Metals, Inc	1,382
3,396,127		DuPont de Nemours, Inc	249,887

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,187		Eagle Materials, Inc	$1,693
960,500		Eastern Polymer Group PCL	273
41,653		Eastern Province Cement Co	544
137,850		Eastman Chemical Co	15,447
323,614		Ecolab, Inc	57,137
22,018		Ecopro Co Ltd	1,642
71,824		EID Parry India Ltd	427
211,546	*	Eldorado Gold Corp	2,369
410,021		Element Solutions, Inc	8,979
709,971	*	Elementis plc	1,099
270,136	g	Elkem ASA	1,153
155,600	*,e	Elopak ASA	264
1,244,308		Empresas CMPC S.A.	2,304
7,340		EMS-Chemie Holding AG.	7,133
206,539	*	Ence Energia y Celulosa S.A.	726
195,756	*	Endeavour Silver Corp	908
307,294	*	Equinox Gold Corp	2,537
27,761	e	Eramet	4,533
1,523,429		Eregli Demir ve Celik Fabrikalari TAS	3,340
79,777	*	ERO Copper Corp	1,168
122,091		Essel Propack Ltd	311
368,677		Essentra plc	1,518
1,043,000		Eternal Chemical Co Ltd	1,315
2,311,057	*	Eurasia Mining plc	364
398,000		Everlight Chemical Industrial Corp	358
1,884,100		Evolution Mining Ltd	6,218
214,931		Evonik Industries AG.	5,963
523,000		Feng Hsin Iron & Steel Co	1,757
359,479		Ferrexpo plc	873
95,133	*	Ferro Corp	2,068
202,348	*,†	Ferroglobe plc	0
7,294		Fine Organic Industries Ltd	384
259,880		Finolex Industries Ltd	527
123,000		First Copper Technology Co Ltd	189
252,734	e	First Majestic Silver Corp	3,322
741,146		First Quantum Minerals Ltd	25,658
81,106		FMC Corp	10,671
61,892		Foosung Co Ltd	994
3,952,139		Formosa Chemicals & Fibre Corp	10,847
4,312,019		Formosa Plastics Corp	15,948
289,257	g	Forterra plc	883
1,761,073		Fortescue Metals Group Ltd	27,071
333,131	*,e	Fortuna Silver Mines, Inc	1,266
56,720		FP Corp	1,352
229,114		Franco-Nevada Corp	36,460
1,726,265		Freeport-McMoRan, Inc (Class B)	85,864
73,779		FUCHS PETROLUB SE	2,677
1,502,000		Fufeng Group Ltd	592
49,877		Fuji Seal International, Inc	682
21,675		Fujimi, Inc	1,181
18,230		Fujimori Kogyo Co Ltd	556
6,923,876		Fushan International Energy Group Ltd	2,702
23,900		Fuso Chemical Co Ltd	878
255,395		FutureFuel Corp	2,485
11,151		Galaxy Surfactants Ltd	420
294,000	g	Ganfeng Lithium Co Ltd	4,136
73,543		Ganfeng Lithium Co Ltd	1,444
12,022	*,e	Gatos Silver, Inc	52
56,427	*	GCP Applied Technologies, Inc	1,773
348,979		GEM Co Ltd	458
1,265,410		Gerdau S.A. (Preference)	8,189
11,891		Givaudan S.A.	49,145
39,704		Glatfelter Corp	492
17,131,350		Glencore Xstrata plc	111,469

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
266,850	*	GoGold Resources, Inc	$625
984,965		Gold Fields Ltd	15,253
1,044,038		Gold Road Resources Ltd	1,275
1,070,000		Goldsun Development & Construction Co Ltd	1,103
1,124,000		Grand Pacific Petrochemical	1,062
129,537		Granges AB	1,270
1,057,290		Graphic Packaging Holding Co	21,188
296,544		Grasim Industries Ltd	6,479
605,755	*,†	Great Basin Gold Ltd	5
4,586,353	*	Greatland Gold plc	807
812,000		Greatview Aseptic Packaging Co	229
19,065		Greif, Inc (Class A)	1,240
4,658		Greif, Inc (Class B)	297
8,450		Groupe Guillin	192
95,666	*	Grupa Azoty S.A.	971
332,391		Grupo Argos S.A.	1,223
238,000	e	Grupo Cementos de Chihuahua SAB de C.V.	1,716
3,441,638	e	Grupo Mexico S.A. de C.V. (Series B)	20,591
65,362		Guangzhou Tinci Materials Technology Co Ltd	960
48,791	*	Gubre Fabrikalari TAS	265
24,770		Gujarat Fluorochemicals Ltd	892
89,485		Gujarat Narmada Valley Fertilizers Co Ltd	991
190,513		Gujarat State Fertilisers & Chemicals Ltd	404
358	e	Gurit Holding AG.	573
36,839		H.B. Fuller Co	2,434
43,500		Hangzhou Oxygen Plant Group Co Ltd	196
25,394		Hanil Cement Co Ltd	439
11,016		Hansol Chemical Co Ltd	2,210
136,370	*	Hanwha Chemical Corp	4,019
603,773		Harmony Gold Mining Co Ltd	3,028
7,972		Hawkins, Inc	366
11,241		Haynes International, Inc	479
1,115,890		Hecla Mining Co	7,331
832,664		HeidelbergCement AG.	47,191
67,346		HeidelbergCement India Ltd	168
391,592	*	Hektas Ticaret TAS	471
372,969		Hengli Petrochemical Co Ltd	1,216
259,494		Hengyi Petrochemical Co Ltd	347
1,370,916		Hesteel Co Ltd	513
333,039		Hexpol AB	3,251
87,417		Hill & Smith Holdings plc	1,683
1,763,725		Hindalco Industries Ltd	13,158
156,290	*	Hitachi Metals Ltd	2,615
418,303		Hochschild Mining plc	702
158,329		Hokuetsu Paper Mills Ltd	898
113,304		Holcim Ltd	5,511
115,617	e	Holmen AB	6,454
19,806		Honam Petrochemical Corp	3,399
32,200		Hoshine Silicon Industry Co Ltd	528
318,000		Hsin Kuang Steel Co Ltd	746
1,082,000	e	Huabao International Holdings Ltd	597
321,600		Huafon Chemical Co Ltd	459
56,601		Huaxin Cement Co Ltd	176
82,700		Hubei Xingfa Chemicals Group Co Ltd	431
18,192		Huchems Fine Chemical Corp	337
267,475	e	HudBay Minerals, Inc	2,101
117,966		Huhtamaki Oyj	4,104
177,267	*,e	Humble Group AB	352
587,811		Hunan Valin Steel Co Ltd	507
353,014		Huntsman Corp	13,242
3,323		Hyosung Advanced Materials Corp	1,412
1,906	*	Hyosung Chemical Corp	422
3,426		Hyosung TNC Co Ltd	1,301
23,095		Hyundai Development Co	134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,098		Hyundai Steel Co	$3,196
573,319	*	IAMGOLD Corp	1,990
517,763	g	Ibstock plc	1,188
626,803		Iluka Resources Ltd	5,272
58,875		IMCD Group NV	10,044
481,749		Imdex Ltd	976
41,110		Imerys S.A.	1,764
901,803		Impala Platinum Holdings Ltd	13,881
2,316,534		Incitec Pivot Ltd	6,557
822,797		Independence Group NL	8,601
191,505		India Cements Ltd	526
9,864	*	Indigo Paints Ltd	208
1,797,704		Indorama Ventures PCL	2,503
132,311	e	Industrias Penoles S.A. de C.V.	1,672
72,161	*	Ingevity Corp	4,623
3,142,018	*	Inner Mongolia BaoTou Steel Union Co Ltd	1,098
		Inner Mongolia Junzheng Energy & Chemical Industry Group
583,988		Co Ltd	421
258,100	*	Inner Mongolia Yuan Xing Energy Co Ltd	396
77,507		Innospec, Inc	7,173
130,213		Interfor Corp	3,622
685,000		International CSRC Investment Holdings Co	665
482,467		International Flavors & Fragrances, Inc	63,362
49,384		International Paper Co	2,279
65,927		Intertape Polymer Group, Inc	2,093
8,177	*	Intrepid Potash, Inc	672
1,808,731	*	ioneer Ltd	925
920,847		Israel Chemicals Ltd	10,947
7,833	*	Israel Corp Ltd	4,531
926,550	*	Ivanhoe Mines Ltd	8,642
463,258		James Hardie Industries NV	13,897
51,674	*	Jastrzebska Spolka Weglowa S.A.	947
21,700		JCU Corp	732
416,420		JFE Holdings, Inc	5,827
13,300		Jiangsu Yangnong Chemical Co Ltd	252
32,600		Jiangsu Yoke Technology Co Ltd	262
1,372,115		Jiangxi Copper Co Ltd	2,270
142,809		Jiangxi Copper Co Ltd (Class A)	430
3,210,000		Jinchuan Group International Resources Co Ltd	463
91,947	*	Jindal Stainless Hisar Ltd	470
860,847		Jindal Steel & Power Ltd	5,999
42,142		JK Cement Ltd	1,347
58,589		JK Lakshmi Cement Ltd	366
204,452		Johnson Matthey plc	5,000
246,734	*	JSL Ltd	656
14,007		JSP Corp	176
228,664		JSR Corp	6,734
940,600		JSW Steel Ltd	9,036
71,665		Jubilant Ingrevia Ltd	421
380,614	*	K&S AG.	11,451
267,076	*	K92 Mining, Inc	1,953
11,697		Kaiser Aluminum Corp	1,101
58,815		Kaneka Corp	1,699
172,600		Kansai Nerolac Paints Ltd	1,063
129,594		Kansai Paint Co Ltd	2,080
117,100		Kanto Denka Kogyo Co Ltd	1,028
761,844	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	788
5,401		KCC Corp	1,507
18,100		KeePer Technical Laboratory Co Ltd	364
130,719	e	Kemira Oyj	1,710
148,774		KGHM Polska Miedz S.A.	6,042
41,700		KH Neochem Co Ltd	936
133,425		Kingfa Sci & Tech Co Ltd	204
1,490,159		Kinross Gold Corp	8,749

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
776,938		Klabin S.A.	$3,936
659,900		Kobe Steel Ltd	3,174
32,823		Kolon Industries, Inc	1,701
32,058		Konishi Co Ltd	409
18,309		Koppers Holdings, Inc	504
12,369		Korea Kumho Petrochemical	1,568
3,679		Korea Petrochemical Ind Co Ltd	504
9,414		Korea Zinc Co Ltd	4,531
38,990	*	Koza Altin Isletmeleri AS	381
193,030	*	Koza Anadolu Metal Madencilik Isletmeleri AS	340
32,424		Kronos Worldwide, Inc	503
84,197	*	Kuk-il Paper Manufacturing Co Ltd	247
69,195	e	Kumba Iron Ore Ltd	3,074
91,148		Kumiai Chemical Industry Co Ltd	657
367,100		Kuraray Co Ltd	3,160
18,200		Kureha CORP	1,451
22,716		Kyoei Steel Ltd	248
65,348	e	Labrador Iron Ore Royalty Corp	2,196
1,087,660		Lanxess AG.	47,746
42,805	*	Largo, Inc	542
72,320		Laxmi Organic Industries Ltd	377
1,809,927		Lee & Man Paper Manufacturing Ltd	939
16,296	e	Lenzing AG.	1,662
100,661		LG Chem Ltd	43,985
8,638		LG Chem Ltd (Preference)	1,938
24,982		Linde India Ltd	1,242
615,542		Linde plc	196,623
408,067		Linde plc (Xetra)	130,211
51,600		Lintec Corp	1,023
1,993,782	*	Liontown Resources Ltd	2,777
129,168	*	Lithium Americas Corp	4,977
19,683	*	Livent Corp	513
173,154		Lomon Billions Group Co Ltd	628
616,000		Long Chen Paper Co Ltd	456
1,793,176	g	Lotte Chemical Titan Holding BHD	951
210,145		Louisiana-Pacific Corp	13,054
84,004	*	Lundin Gold, Inc	702
790,462		Lundin Mining Corp	8,011
163,500		Luxi Chemical Group Co Ltd	459
1,089,675	*	Lynas Corp Ltd	8,687
189,956		LyondellBasell Industries NV	19,531
156,518	*	Madras Cements Ltd	1,578
20,933		Maeda Kosen Co Ltd	549
99,066	*,e	MAG. Silver Corp	1,604
27,338	*,e	Marrone Bio Innovations, Inc	30
240,888		Marshalls plc	2,141
20,353		Martin Marietta Materials, Inc	7,834
55,100		Maruichi Steel Tube Ltd	1,242
121,159		Materion Corp	10,388
102,624	e	Maverix Metals, Inc	492
12,500,477	*	Merdeka Copper Gold Tbk PT	3,927
4,807,008		Mesaieed Petrochemical Holding Co	3,841
1,497,800		Metalurgica Gerdau S.A.	3,857
77,945		Methanex Corp	4,250
256,679		Mineral Resources Ltd	10,118
28,215		Minerals Technologies, Inc	1,866
18,295		Miquel y Costas & Miquel S.A.	253
53,733		Misr Fertilizers Production Co SAE	293
11,800	e	Mitani Sekisan Co Ltd	642
1,296,405		Mitsubishi Chemical Holdings Corp	8,622
119,390		Mitsubishi Gas Chemical Co, Inc	2,021
261,800		Mitsubishi Materials Corp	4,580
151,962		Mitsui Chemicals, Inc	3,820
67,764		Mitsui Mining & Smelting Co Ltd	1,852

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,954		Miwon Commercial Co Ltd	$283
3,296,000	*	MMG Ltd	1,309
502,330		Mondi plc	9,764
12,981	*,†	Mongolian Metals Corporation	0
300,113		Mosaic Co	19,958
9,340	*,e	MP Materials Corp	536
201,796	e	M-real Oyj (B Shares)	2,043
126,997		Myers Industries, Inc	2,743
119,963		Mytilineos Holdings S.A.	1,964
80,911		Najran Cement Co	421
23,818		Namhae Chemical Corp	217
58,000		Nan Pao Resins Chemical Co Ltd	263
5,802,887		Nan Ya Plastics Corp	18,785
302,000	e	Nanofilm Technologies International Ltd	600
133,071	*	NanoXplore, Inc	492
296,000		Nantex Industry Co Ltd	673
1,630,067		National Aluminium Co Ltd	2,597
348,595	*	National Industrialization Co	2,128
123,408		National Petrochemical Co	1,521
39,153		Navin Fluorine International Ltd	2,100
14,207		Neenah Inc	563
778,230	*	New Gold, Inc	1,413
102,218	*	New Pacific Metals Corp	325
923,627		Newcrest Mining Ltd	18,664
6,006		NewMarket Corp	1,948
1,045,356		Newmont Goldcorp Corp	83,054
38,347	*	Next Science Co Ltd	426
1,271,208		Nickel Mines Ltd	1,204
87,581		Nihon Parkerizing Co Ltd	664
2,044,151		Nine Dragons Paper Holdings Ltd	1,775
110,100		Ningbo Shanshan Co Ltd	482
456,406		Ningxia Baofeng Energy Group Co Ltd	1,064
159,366	e	Nippon Kayaku Co Ltd	1,507
77,803		Nippon Light Metal Holdings Co Ltd	1,088
593,590		Nippon Paint Co Ltd	5,201
128,480	e	Nippon Paper Industries Co Ltd	1,093
35,228		Nippon Shokubai Co Ltd	1,530
27,484		Nippon Soda Co Ltd	756
934,050		Nippon Steel Corp	16,481
132,431		Nissan Chemical Industries Ltd	7,768
5,707		Nittetsu Mining Co Ltd	329
143,025		Nitto Denko Corp	10,253
113,621		NOCIL Ltd	372
135,782		NOF Corp	5,548
1,913,695		Norsk Hydro ASA	18,593
379,264	*	Northam Platinum Holdings Ltd	5,660
90,615		Northern Region Cement Co	350
1,144,125		Northern Star Resources Ltd	9,230
29,686	*	Novagold Resources Inc	229
285,458	*	Novagold Resources, Inc	2,199
212,603		Novozymes AS	14,577
251,648		Nucor Corp	37,407
1,074,706		Nufarm Ltd	5,063
61,412		Nuh Cimento Sanayi AS.	192
936,162		Nutrien Ltd	96,765
163,638		Nutrien Ltd	17,017
109,674	*	Nuvoco Vistas Corp Ltd	568
847,093	*	OceanaGold Corp	1,877
23,214		OCI Co Ltd	1,996
324,232	*	OCI NV	11,447
85,282	*	O-I Glass, Inc	1,124
588,878		OJI Paper Co Ltd	2,922
10,800		Okamoto Industries, Inc	345
98,205	e	Olin Corp	5,134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,151		Olympic Steel, Inc	$313
1,126,148		Orbia Advance Corp SAB de C.V.	2,973
417,123		Orica Ltd	4,963
510,000		Oriental Union Chemical Corp	402
440,728		Orion Engineered Carbons SA	7,038
178,490	*,e	Orla Mining Ltd	854
1,825,267		Orora Ltd	4,926
15,800		Osaka Organic Chemical Industry Ltd	392
13,700		Osaka Soda Co Ltd	349
208,044		Osisko Gold Royalties Ltd	2,744
366,549	*	Osisko Mining, Inc	1,170
447,756	*,e	Outokumpu Oyj	2,384
410,108		Oxiana Ltd	8,179
231,839	*	Oyak Cimento Fabrikalari AS	146
16,000		Pack Corp	336
213,129		Packaging Corp of America	33,272
305,650		Pact Group Holdings Ltd	529
39,254		Pactiv Evergreen, Inc	395
250,933		Pan American Silver Corp (Toronto)	6,849
564,266	*	Pangang Group Vanadium Titanium & Resources Co Ltd	331
744,227		Perenti Global Ltd	416
7,534	*	Perpetua Resources Corp	31
2,553,392		Perseus Mining Ltd	3,751
1,582,635	*	Petkim Petrokimya Holding	973
2,705,715		Petronas Chemicals Group BHD	6,178
14,956		PI Advanced Materials Co Ltd	565
95,413		PI Industries Ltd	3,533
165,558		Pidilite Industries Ltd	5,347
2,906,580	*	Pilbara Minerals Ltd	6,867
23,361	*,e	PolyMet Mining Corp	98
17,045		Polyplex Corp Ltd	542
591	†,e	Polyus PJSC (GDR)	0^
22,252		Poongsan Corp	606
235,641		Portucel Empresa Produtora de Pasta e Papel S.A.	877
163,797		POSCO	39,291
32,803		POSCO Refractories & Environment Co Ltd	3,225
1,057,238		PPG Industries, Inc	138,572
104,121		PQ Group Holdings, Inc	1,204
3,459,068		Press Metal BHD	5,100
126,676	*	Prism Cement Ltd	191
9,226,100		PT Aneka Tambang Tbk	1,562
30,115,697		PT Barito Pacific Tbk	1,893
2,948,597		PT Indah Kiat Pulp and Paper Corp Tbk	1,619
1,795,952		PT Indocement Tunggal Prakarsa Tbk	1,343
1,914,000		PT Pabrik Kertas Tjiwi Kimia Tbk	935
3,278,689		PT Semen Gresik Persero Tbk	1,513
2,630,000	*	PT Timah Tbk	333
2,635,109		PTT Global Chemical PCL	4,006
4,965,300		PTT Global Chemical PCL (ADR)	7,549
95,566	*,e	PureCycle Technologies, Inc	765
53,008		Qassim Cement Co	1,189
3,333,089		Qatar Aluminum Manufacturing Co	2,334
362,757		Qatar National Cement Co	519
368,961	*	Qatari Investors Group	260
1,537		Quaker Chemical Corp	266
728,516		Qurain Petrochemical Industries Co	919
192,916		Rain Commodities Ltd	488
69,861		Rallis India Ltd	219
932,390		Ramelius Resources Ltd	1,009
26,903	*	Ranpak Holdings Corp	550
15,770		Ratnamani Metals & Tubes Ltd	540
54,857	*	Rayonier Advanced Materials, Inc	360
21,203	*,e	Re:NewCell AB	291
48,985		Recticel S.A.	1,166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
926,865		Regis Resources Ltd	$1,468
271,790		Reliance Steel & Aluminum Co	49,833
504,083		Rengo Co Ltd	3,220
35,424		Rhi Magnesita NV	1,124
431,743		Rio Tinto Ltd	38,598
1,723,132		Rio Tinto plc	137,758
62,180		Riyadh Cement Co	595
676,224		Rongsheng Petro Chemical Co Ltd	1,517
12,742		Rossari Biotech Ltd	153
189,049	e	Royal Bafokeng Platinum Ltd	2,089
62,146		Royal Gold, Inc	8,780
25,931		RPM International, Inc	2,112
26,877		Ryerson Holding Corp	941
107,815	e	Sa des Ciments Vicat	3,654
243,934		SABIC Agri-Nutrients Co	11,770
376,938	*	Sabina Gold & Silver Corp	455
401,530		Sahara International Petrochemical Co	5,704
45,800		Sakata INX Corp	362
39,377	*	Salzgitter AG.	1,825
21,886		Samsung Fine Chemicals Co Ltd	1,421
468,282		Sandfire Resources NL	1,988
234,506	e	Sandstorm Gold Ltd	1,891
13,711		Sanyo Chemical Industries Ltd	563
76,006		Sanyo Special Steel Co Ltd	1,313
691,549	*	Sappi Ltd	2,693
636,374	*	Sasol Ltd	15,385
477,632	*	Saudi Arabian Mining Co	16,958
1,011,350		Saudi Basic Industries Corp	35,151
89,766		Saudi Cement Co	1,455
237,329		Saudi Industrial Investment Group	2,204
819,540	*	Saudi Kayan Petrochemical Co	4,899
6,673,058	*	Sayona Mining Ltd	1,183
1,443,900		SCG Packaging PCL	2,618
912,380	*	Schmolz + Bickenbach AG.	274
19,953		Schnitzer Steel Industries, Inc (Class A)	1,036
28,066		Schweitzer-Mauduit International, Inc	772
828,100		Scientex BHD	800
42,420		Scotts Miracle-Gro Co (Class A)	5,216
84,903	*,e	Seabridge Gold, Inc	1,574
111,623		Seah Besteel Corp	1,697
1,095,426		Sealed Air Corp	73,350
8,218,300	*,†	Sekawan Intipratama Tbk PT	0^
20,193		Semapa-Sociedade de Investimento e Gestao	269
66,125		Sensient Technologies Corp	5,551
1,311,877		Sesa Sterlite Ltd	6,928
274,968		Shandong Gold Mining Co Ltd - A	934
797,505	e,g	Shandong Gold Mining Co Ltd - H	1,593
167,007		Shandong Hualu Hengsheng Chemical Co Ltd	853
888,366		Shandong Nanshan Aluminum Co Ltd	566
87,211		Shandong Sun Paper Industry JSC Ltd	156
593,000		Shanghai Chlor-Alkali Chemical Co Ltd	386
48,832		Shanghai Putailai New Energy Technology Co Ltd	1,073
326,629	*	Shanxi Meijin Energy Co Ltd	655
443,763		Shanxi Taigang Stainless Steel Co Ltd	467
132,600		Shenghe Resources Holding Co Ltd	352
26,138		Shenzhen Capchem Technology Co Ltd	333
54,700		Shenzhen Senior Technology Material Co Ltd	323
503,560		Sherwin-Williams Co	125,699
166,000	*	Shihlin Paper Corp	349
33,900		Shikoku Chemicals Corp	370
404,325		Shin-Etsu Chemical Co Ltd	61,430
48,003		Shin-Etsu Polymer Co Ltd	442
1,374,000		Shinkong Synthetic Fibers Corp	997
96,000		Shiny Chemical Industrial Co Ltd	743

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
210,700		Showa Denko KK	$4,160
11,818		Shree Cement Ltd	3,728
904,783		Siam Cement PCL	10,391
86,800		Siam City Cement PCL	400
2,923,875	e	Sibanye Stillwater Ltd	11,757
786,100		Sichuan Hebang Biotechnology Co Ltd	433
92,800	*	Sichuan New Energy Power Co Ltd	282
80,600		Sichuan Yahua Industrial Group Co Ltd	364
388,676	e	SIG Combibloc Group AG.	9,798
30,793	e	Sika AG.	10,188
148,317		Silgan Holdings, Inc	6,857
1,017,946	*	Silver Lake Resources Ltd	1,646
212,202		Silvercorp Metals, Inc	774
162,975	*,e	SilverCrest Metals, Inc	1,452
203,848		Sims Ltd	3,286
1,490,000	e	Sinofert Holdings Ltd	252
134,000		Sinoma Science & Technology Co Ltd	509
730,967		Sinopec Shanghai Petrochemical Co Ltd (Class A)	404
11,754		SK Chemicals Co Ltd	1,308
24,758	*,g	SK IE Technology Co Ltd	2,551
22,403		SKC Co Ltd	2,817
24,006		Skshu Paint Co Ltd	334
480,245		Smurfit Kappa Group plc	21,331
466,787		Sociedad Quimica y Minera de Chile S.A. (ADR)	39,957
152,498		Sociedad Quimica y Minera de Chile S.A. (Class B)	13,098
51,686		SOL S.p.A.	941
505,000		Solar Applied Materials Technology Co	894
28,366		Solar Industries India Ltd	1,041
175,329	*	Solaris Resources, Inc	1,722
866,663	*	SolGold plc	412
78,182	e	Solvay S.A.	7,705
92,701		Sonoco Products Co	5,799
5,400		Soulbrain Co Ltd	1,082
5,579		Soulbrain Holdings Co Ltd	137
6,147,735		South32 Ltd	23,369
176,290		Southern Copper Corp	13,380
83,083		Southern Province Cement Co	1,559
166,001		SRF Ltd	5,824
441,512	*,e	Ssab Svenskt Stal AB (Series A)	3,068
1,210,575	*	Ssab Svenskt Stal AB (Series B)	8,061
256,058	e	SSR Mining, Inc	5,567
3,331,291		St Barbara Ltd	3,512
246,993		Steel Dynamics, Inc	20,607
37,705		Stelco Holdings, Inc	1,568
70,505		Stella-Jones, Inc	2,119
34,024		Stepan Co	3,362
2,926		STO AG.	669
628,381		Stora Enso Oyj (R Shares)	12,327
70,712		Sumitomo Bakelite Co Ltd	2,863
1,802,015		Sumitomo Chemical Co Ltd	8,251
99,636		Sumitomo Chemical India Ltd	587
274,500		Sumitomo Metal Mining Co Ltd	13,907
40,321		Sumitomo Osaka Cement Co Ltd	1,105
356,649	*	Summit Materials, Inc	11,078
71,703		SunCoke Energy, Inc	639
2,444,500	*,†,e	Superb Summit International Group Ltd	3
76,836		Supreme Industries Ltd	2,066
32,193		Supreme Petrochem Ltd	391
827,317		Suzano SA	9,583
636,568		Svenska Cellulosa AB (B Shares)	12,361
31,309	*	Sylvamo Corp	1,042
152,255		Symrise AG.	18,254
40,400		T Hasegawa Co Ltd	858
1,854,000		TA Chen Stainless Pipe	3,136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
402		Taekwang Industrial Co Ltd	$344
133,400		Taiheiyo Cement Corp	2,198
284,000		Taita Chemical Co Ltd	334
3,539,482		Taiwan Cement Corp	6,139
967,000		Taiwan Fertilizer Co Ltd	2,460
372,000		Taiwan Hon Chuan Enterprise Co Ltd	1,017
41,200		Taiyo Ink Manufacturing Co Ltd	1,088
101,504		Taiyo Nippon Sanso Corp	1,930
13,755		Takasago International Corp	309
5,300	e	Taki Chemical Co Ltd	225
61,014		Takiron Co Ltd	271
230,048		Tata Chemicals Ltd	2,941
813,065		Tata Steel Ltd	13,909
652,332		Teck Cominco Ltd	26,341
222,600		Teijin Ltd	2,477
16,600		Tenma Corp	328
20,278	*	Tessenderlo Chemie NV	733
4,012,087	*	ThyssenKrupp AG.	34,293
1,316,000		Tiangong International Co Ltd	534
323,400		Tianshan Aluminum Group Co Ltd	390
48,300	*	Tibet Summit Resources Co Ltd	199
39,226	*	TimkenSteel Corp	858
677,000		Tipco Asphalt PCL	338
43,736		Titan Cement International S.A.	646
568,100		TOA Paint Thailand PCL	507
120,903		Toagosei Co Ltd	1,063
46,024		Toho Titanium Co Ltd	546
230,829		Tokai Carbon Co Ltd	2,153
11,200	e	Tokushu Tokai Holdings Co Ltd	291
132,241		Tokuyama Corp	1,850
38,314		Tokyo Ohka Kogyo Co Ltd	2,287
98,104		Tokyo Steel Manufacturing Co Ltd	928
938,000		Ton Yi Industrial Corp	588
138,878		Tongkun Group Co Ltd	381
779,600		Tongling Nonferrous Metals Group Co Ltd	454
1,404,037		Toray Industries, Inc	7,300
247,171	*	Torex Gold Resources, Inc	3,104
554,673		Tosoh Corp	8,198
6,200	e	Toyo Gosei Co Ltd	546
50,800		Toyo Ink Manufacturing Co Ltd	789
168,900		Toyo Seikan Kaisha Ltd	1,932
98,448		Toyobo Co Ltd	878
5,268,000		TPI Polene PCL	258
87,973	e	Transcontinental, Inc	1,229
290,910		Transfar Zhilian Co Ltd	288
9,607		Tredegar Corp	115
36,182		Trimas Corp	1,161
4,754		Trinseo plc	228
498,392		Tronox Holdings plc	9,863
652,000		TSRC Corp	788
676,990		Tung Ho Steel Enterprise Corp	1,649
121,068	*	Turquoise Hill Resources Ltd	3,635
39,043		UACJ Corp	743
268,826		UBE Industries Ltd	4,379
5,629	*	UFP Technologies, Inc	372
112,324		Ultra Tech Cement Ltd	9,735
203,269	e	Umicore S.A.	8,787
49,400		Uniao de Industrias Petroquimicas S.A.	1,080
4,833		Unid Co Ltd	416
1,493		United States Lime & Minerals, Inc	173
303,978		United States Steel Corp	11,472
463,000		Universal Cement Corp	344
912,000		UPC Technology Corp	578
562,508		UPL Ltd	5,685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
595,259	e	UPM-Kymmene Oyj	$19,438
871,000		USI Corp	907
5,193,083		Vale S.A.	104,275
709		Valhi, Inc	21
309,270		Valvoline, Inc	9,761
89,380	g	Verallia S.A.	2,128
29,644		Vetropack Holding AG.	1,387
48,944	*	Victoria Gold Corp	622
106,000		Victrex plc	2,534
26,097		Vinati Organics Ltd	670
130,501		Voestalpine AG.	3,883
95,147	*	Vulcan Energy Resources Ltd	714
42,680		Vulcan Materials Co	7,840
19,011		Wacker Chemie AG.	3,236
736,118	*	Wallbridge Mining Co Ltd	194
208,196		Wanhua Chemical Group Co Ltd	2,639
126,053		Warrior Met Coal, Inc	4,678
30,389		Weihai Guangwei Composites Co Ltd	282
168,535	*	Wesdome Gold Mines Ltd	2,115
1,183,979	*	West African Resources Ltd	1,110
2,986,000		West China Cement Ltd	474
124,088	e	West Fraser Timber Co Ltd	10,210
388,501	*	Western Areas NL	1,054
30,654		Western Superconducting Technologies Co Ltd	416
472,186		Westgold Resources Ltd	684
328,413		Westlake Chemical Corp	40,526
183,268		WestRock Co	8,619
539,866		Wheaton Precious Metals Corp	25,673
3,642,467		Wienerberger AG.	109,987
39,106	e	Winpak Ltd	1,201
28,489		Worthington Industries, Inc	1,465
125,115		Xiamen Tungsten Co Ltd	363
150,100		Xinjiang Zhongtai Chemical Co Ltd	214
121,050	*	Yamama Cement Co	1,042
1,156,067		Yamana Gold, Inc	6,455
48,705		Yamato Kogyo Co Ltd	1,476
94,352		Yanbu Cement Co	1,060
286,645		Yanbu National Petrochemical Co	5,088
234,309		Yara International ASA	11,717
335,000		Yeun Chyang Industrial Co Ltd	407
863,000	*	Yieh Phui Enterprise	736
234,323		Yintai Gold Co Ltd	344
22,255		Yodogawa Steel Works Ltd	478
29,300		YongXing Special Materials Technology Co Ltd	543
10,657		Youlchon Chemical Co Ltd	207
619		Young Poong Corp	351
18,600	*	Youngy Co Ltd	332
1,416,000		Yuen Foong Yu Paper Manufacturing Co Ltd	1,680
414,088		Yule Catto & Co plc	1,655
210,500	*	Yunnan Aluminium Co Ltd	449
58,141		Yunnan Energy New Material Co Ltd	2,006
124,300	*	Yunnan Tin Co Ltd	408
616,816		Zeon Corp	6,846
1,423,500		Zhaojin Mining Industry Co Ltd	1,254
86,653		Zhejiang Huayou Cobalt Co Ltd	1,324
206,636		Zhejiang Juhua Co Ltd	423
287,318		Zhejiang Longsheng Group Co Ltd	492
118,420		Zhejiang Satellite Petrochemical Co Ltd	733
52,600	*	Zhejiang Yongtai Technology Co Ltd	314
217,400		Zibo Qixiang Tengda Chemical Co Ltd	291
31,149		Zignago Vetro S.p.A.	407
6,565,232		Zijin Mining Group Co Ltd	9,956

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,418,316		Zijin Mining Group Co Ltd (Class A)	$2,513
		TOTAL MATERIALS	6,259,922
MEDIA & ENTERTAINMENT - 5.8%
713,394		Activision Blizzard, Inc	57,150
305,282	*	Adevinta ASA	2,787
69,004	*	Advantage Solutions, Inc	440
76,676	*	Affle India Ltd	1,261
9,742		AfreecaTV Co Ltd	1,181
9,011,173	*,e	Alibaba Pictures Group Ltd	742
538,905	*,n	Alphabet, Inc (Class A)	1,498,883
572,888	*,n	Alphabet, Inc (Class C)	1,600,070
380,844	*	Altice USA, Inc	4,753
429,229	*,e	AMC Entertainment Holdings, Inc	10,576
13,809	*	AMC Networks, Inc	561
1,712		APG SGA S.A.	361
161,000	e,g	Archosaur Games, Inc	165
147,636	*	Arnoldo Mondadori Editore S.p.A.	326
528,550	*	Ascential plc	2,407
804,600		Astro Malaysia Holdings BHD	210
93,964		Atresmedia Corp de Medios de Comunicacion S.A.	397
2,791,149	g	Auto Trader Group plc	23,042
53,923		Autohome, Inc (ADR)	1,640
29,059		Avex Group Holdings, Inc	316
1,159,581	*	Baidu, Inc (ADR)	153,413
1,056,000	*	BEC World PCL (Foreign)	532
80,157		Beijing Enlight Media Co Ltd	103
39,187		Beijing Kunlun Tech Co Ltd	104
15,953	*,e	Believe S.A.	255
11,500	*,e	Bengo4.com, Inc	366
34,910	*	Better Collective A.S.	623
204,420	*,e	Bilibili, Inc (ADR)	5,229
947,993		Bollore	4,964
386,555	*	Borussia Dortmund GmbH & Co KGaA	1,722
16,683	*	Boston Omaha Corp	423
861,698		Brightcom Group Ltd	1,117
11,500	*	Bushiroad, Inc	124
5,177		Cable One, Inc	7,580
119,600		Capcom Co Ltd	2,900
3,939	*	Cardlytics, Inc	217
160,096	*	Cargurus, Inc	6,798
53,214	*	Cars.com, Inc	768
804,939		carsales.com Ltd	12,462
386,000	e,g	Cathay Media And Education Group, Inc	61
47,262		CD Projekt Red S.A.	1,940
185,159	*,e	Charter Communications, Inc	101,008
72,535		Cheil Communications, Inc	1,403
161,865	*,†	Chennai Super Kings Cricket Ltd	15
7,820	*,e	Chicken Soup For The Soul Entertainment, Inc	62
305,558	*,e,g	China Literature Ltd	1,251
28,717	*,e	Cinemark Holdings, Inc	496
76,218	*,e	Cineplex Galaxy Income Fund	818
1,123,723	*,e	Cineworld Group plc	477
22,708	*	CJ CGV Co Ltd	512
12,188		CJ O Shopping Co Ltd	1,312
1,442,818	*	Clear Channel	4,992
934,000		CMGE Technology Group Ltd	269
18,861	e	Cogeco Communications, Inc	1,561
6,411		Cogeco, Inc	395
168,918	*	COLOPL, Inc	877
10,383		Com2uSCorp	940
10,769,965		Comcast Corp (Class A)	504,250
59,344	*	comScore, Inc	173
772,220		Corus Entertainment, Inc	3,039

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
344,572	*	CTS Eventim AG.	$23,402
23,822	*,e	CuriosityStream, Inc	69
272,140		CyberAgent, Inc	3,368
262,282		Cyfrowy Polsat S.A.	1,727
43,831		Daiichikosho Co Ltd	1,243
1,138	*	Daily Journal Corp	355
100,711	*	Dena Co Ltd	1,530
272,983		Dentsu, Inc	11,156
4,410		Devsisters Co Ltd	226
6,320	e	Digital Bros S.p.A	179
2,569	*	Digital Media Solutions, Inc	9
43,864		Dip Corp	1,196
18,200	e	Direct Marketing MiX, Inc	271
153,160	*,e	Discovery, Inc (Class A)	3,817
289,741	*	Discovery, Inc (Class C)	7,235
270,302	*	DISH Network Corp (Class A)	8,555
673,626		Domain Holdings Australia Ltd	1,997
180,124	*,e	DouYu International Holdings Ltd (ADR)	375
14,922		Echo Marketing, Inc	266
404,416		Electronic Arts, Inc	51,163
588,685	*,e	Embracer Group AB	4,914
21,903	*	Emerald Holding, Inc	74
105,989	*	Entercom Communications Corp	306
387,639	*,e	Enthusiast Gaming Holdings, Inc	936
490,319		Entravision Communications Corp (Class A)	3,143
15,296	*,e	Eros STX Global Corp	43
130,095		Euromoney Institutional Investor plc	1,678
210,788		Eutelsat Communications	2,290
115,986	*	EVENT Hospitality and Entertainment Ltd	1,254
716,505	*	Eventbrite Inc	10,583
124,074	*	EverQuote Inc	2,008
49,028	*	EW Scripps Co (Class A)	1,019
3,834,000	e	Fire Rock Holdings Ltd	270
41,987	*,e	Fluent, Inc	87
1,050,307		Focus Media Information Technology Co Ltd	1,005
289,535		Fox Corp (Class A)	11,422
141,703		Fox Corp (Class B)	5,141
26,553	*,e	Frontier Developments plc	434
421,402	*,e	fuboTV, Inc	2,769
51,600		Fuji Television Network, Inc	494
354,252		Future plc	12,037
39,648	e	Gakken Co Ltd	309
119,314	*	Gannett Co, Inc	538
2,170		G-bits Network Technology Xiamen Co Ltd	123
108,365		Giant Network Group Co Ltd	172
7,283	*	Giantstep, Inc	253
10,400	*,e	giftee, Inc	108
73,784		Gray Television, Inc	1,628
131,650	e	Gree, Inc	1,164
2,665,729	e	Grupo Televisa S.A.	6,267
3,657,250	e	Grupo Televisa SAB (ADR)	42,790
122,043	*	GungHo Online Entertainment Inc	2,591
400,137		Hakuhodo DY Holdings, Inc	5,023
110,515		Hello Group, Inc (ADR)	639
15,309	*	Hemisphere Media Group, Inc	70
54,728	*	Hemnet Group AB	823
1,583,140	*	Hong Seng Consolidated Bhd	979
2,620,000	*,e	Huanxi Media Group Ltd	438
39,760	*,g	HUUUGE, Inc	168
3,820,901	*,e	HUYA, Inc (ADR)	17,079
18,319	*	HYBE Co Ltd	4,630
43,134		Hyundai Hy Communications & Network Co	128
215,208	*	IAC	21,581
4,709,738	*,a,e	iClick Interactive Asia Group Ltd (ADR)	5,557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
540,800	*,e,g	iDreamSky Technology Holdings Ltd	$307
977,000		IGG, Inc	463
549,490	*	iHeartMedia, Inc	10,402
146,700	e,g	IMAX China Holding, Inc	175
40,248	*	Imax Corp	762
84,739		Info Edge India Ltd	5,013
1,661,480	*	Informa plc	13,018
95,600	*	Infracommerce CXAAS S.A.	287
9,128		Innocean Worldwide, Inc	377
72,117	*	Inox Leisure Ltd	501
101,543	*	Integral Ad Science Holding Corp	1,401
99,000		International Games System Co Ltd	2,635
442,717		Interpublic Group of Cos, Inc	15,694
48,130		IPSOS	2,396
170,848	*,e	IQIYI, Inc (ADR)	776
4,335,465	*	ITV plc	4,640
73,201	*	JC Decaux S.A.	1,730
5,119	*	Jcontentree Corp	231
37,046		John Wiley & Sons, Inc (Class A)	1,965
788,000	*,e	Joy Spreader Interactive Technology Ltd	228
37,316	e	JOYY, Inc (ADR)	1,371
35,680	*	Just Dial Ltd	333
1,467,621	*,e	Juventus Football Club S.p.A.	531
35,079		JYP Entertainment Corp	1,760
111,924		Kadokawa Dwango Corp	2,932
326,861	*,e	Kahoot! AS.	1,016
101,214		Kakaku.com, Inc	2,260
213,054		Kakao Corp	18,518
33,434	*	Kakao Games Corp	2,132
89,100	*,e	Kanzhun Ltd (ADR)	2,219
16,502	*	Kinepolis Group NV	998
667,110		Kingsoft Corp Ltd	2,125
40,690	e	Koei Tecmo Holdings Co Ltd	1,334
71,057		Konami Corp	4,482
24,516	*,e,g	Krafton, Inc	5,523
22,913		KT Skylife Co Ltd	167
581,200	*,g	Kuaishou Technology	5,325
43,076	*	Lagardere S.C.A.	1,206
1,900	*,e	Liberty Braves Group (Class A)	55
4,414	*	Liberty Braves Group (Class C)	123
22,553	*	Liberty Broadband Corp (Class A)	2,956
128,645	*	Liberty Broadband Corp (Class C)	17,408
23,013	*	Liberty Media Group (Class A)	1,453
236,221	*	Liberty Media Group (Class C)	16,498
85,168		Liberty SiriusXM Group (Class A)	3,893
145,595	*	Liberty SiriusXM Group (Class C)	6,658
25,870	*	Liberty TripAdvisor Holdings, Inc	53
333,443	*	Lions Gate Entertainment Corp (Class A)	5,418
130,939	*	Lions Gate Entertainment Corp (Class B)	1,968
131,454	*	Live Nation, Inc	15,464
587,114	*	LiveOne, Inc	479
18,940	*	Loyalty Ventures, Inc	313
27,558		M6-Metropole Television	544
27,927	*	Madison Square Garden Co	5,009
21,523	*	Madison Square Garden Entertainment Corp	1,793
1,013,095	*,e	Magnite, Inc	13,383
856,900		Major Cineplex Group PCL (Foreign)	515
69,622		Mango Excellent Media Co Ltd	339
21,874	*,e	Marcus Corp	387
1,317,823	*	Match Group, Inc	143,300
100,783	*,e	Media and Games Invest plc	370
6,925,200		Media Nusantara Citra Tbk PT	479
3,878	*	MediaAlpha, Inc	64
183,216	*	Mediaset Espana Comunicacion SA	927

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,563,299	e	Megacable Holdings SAB de C.V.	$4,710
2,234,500	*,e,g	Meitu, Inc	262
494,300		Meliuz S.A.	266
3,434,681	*,n	Meta Platforms, Inc	763,736
386,789	*,e	MFE-MediaForEurope NV	271
386,789	e	MFE-MediaForEurope NV	447
53,890		Mixi Inc	967
18,289,700	*	MNC Vision Networks Tbk PT	170
544,000	*,e,g	Mobvista, Inc	362
121,791	*	Modern Times Group AB (B Shares)	1,773
681,170		Moneysupermarket.com Group plc	1,694
405,319		MultiChoice Group Ltd	3,654
58,471		National CineMedia, Inc	149
203,165		Naver Corp	56,465
8,270	*	Nazara Technologies Ltd	177
11,361		NCsoft	4,357
13,392	*	Neowiz	272
11,111	*	Neptune Co	181
295,500		NetDragon Websoft, Inc	615
2,248,030		NetEase, Inc	40,561
556,903	*,n	Netflix, Inc	208,610
13,651	g	Netmarble Corp	1,247
4,311		New Work SE	884
150,746	e	New York Times Co (Class A)	6,910
504,934		News Corp (Class A)	11,184
109,238		News Corp (Class B)	2,460
953,878		Nexon Co Ltd	22,820
36,935		Nexstar Media Group Inc	6,962
19,164	*	NHN Corp	578
1,758,762		Nine Entertainment Co Holdings Ltd	3,888
156,347		Nintendo Co Ltd	78,918
57,300		Nippon Television Network Corp	596
90,162	*	Nordic Entertainment Group AB	3,641
191,798		Omnicom Group, Inc	16,280
735,512		oOh!media Ltd	888
6,039	*	Outbrain, Inc	65
42,921	e	Paradox Interactive AB	816
19,194	*	Pearl Abyss Corp	1,561
793,903		Pearson plc	7,784
115,534		Perfect World Co Ltd	232
47,815	*	Perion Network Ltd	1,086
623,964	*	Pinterest, Inc	15,356
2,110,700	*	Plan B Media PCL	500
103,033	*	Playtika Holding Corp	1,992
1,475		PlayWay S.A.	111
120,000	*,e	PR Times, Inc	3,151
203,425		ProSiebenSat. Media AG.	2,591
61,008		Proto Corp	515
282,307		Publicis Groupe S.A.	17,134
59,403	*	PVR Ltd	1,495
200,622		Quebecor, Inc	4,782
41,568	*	QuinStreet, Inc	482
106,710	g	RAI Way S.p.A	667
54,214		REA Group Ltd	5,435
11,064	e	Remedy Entertainment Oyj	398
1,007,303		Rightmove plc	8,325
156,781	*,e	ROBLOX Corp	7,250
133,152	*,e	Roku, Inc	16,680
48,649	*,e,g	Rovio Entertainment Oyj	409
483,600	*	RS PCL	245
320,901	*	S4 Capital plc	1,209
106,782		Sanoma-WSOY Oyj	1,510
6,482		Saregama India Ltd	413
32,574	*	Saudi Research & Marketing Group	2,175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,404		Schibsted ASA	$1,859
101,250		Schibsted ASA (B Shares)	2,167
23,084		Scholastic Corp	930
306,477	g	Scout24 AG.	17,473
337,300	*,n	Sea Ltd (ADR)	40,405
353,610		Seek Ltd	7,787
1,389,800		Septeni Holdings Co Ltd	7,214
690,491	e	SES S.A.	6,306
543,911		Shaw Communications, Inc (B Shares)	16,881
10,901	*	Shochiku Co Ltd	1,092
34,079		Sinclair Broadcast Group, Inc (Class A)	955
1,958,200		Singapore Press Holdings Ltd	3,395
803,776	e	Sirius XM Holdings, Inc	5,321
312,545	*,e	Skillz, Inc	938
786,900		Sky Perfect Jsat Corp	2,665
23,004		SM Entertainment Co	1,537
617,600	*,†,e	SMI Holdings Group Ltd	1
56,225	e	Societe Television Francaise 1	545
1,520	*	Society Pass, Inc	5
63,000		Soft-World International Corp	200
29,000	*	Sohu.com Ltd (ADR)	488
318,354		Southern Cross Media Group	408
137,582	*	Spotify Technology S.A.	20,778
55,400		Square Enix Co Ltd	2,454
93,245	*	Stagwell, Inc	675
520,150	*,e	Stillfront Group AB	1,463
110,821	*,e	Storytel AB	1,047
34,464		Stroer Out-of-Home Media AG.	2,378
91,835		Sun TV Network Ltd	591
18,205,800	*	Surya Citra Media Tbk PT	369
232,542	*	Taboola.com Ltd	1,200
289,820	*	Take-Two Interactive Software, Inc	44,557
3,630		Tamedia AG.	604
201,967	*	Team17 Group plc	1,417
233,545	*	Technicolor S.A.	878
47,351	*	TechTarget, Inc	3,849
191,836		TEGNA, Inc	4,297
54,510	e	Telenet Group Holding NV	1,756
3,650		TEN Square Games S.A.	169
9,269,259		Tencent Holdings Ltd	427,260
447,097	*	Tencent Music Entertainment (ADR)	2,177
24,336	*,e	Thinkific Labs, Inc	67
1,558	*	Thryv Holdings, Inc	44
7,484		Toei Co Ltd	1,037
75,145		Toho Co Ltd	2,840
44,300		Tokyo Broadcasting System, Inc	646
367,960	*	Tongdao Liepin Group	830
134,905	*	Tremor International Ltd	1,040
345,309		Trinity Mirror plc	830
92,174	*	TripAdvisor, Inc	2,500
92,619	*	TrueCar, Inc	366
234,250	*,g	Trustpilot Group plc	443
24,551		TV Asahi Corp	302
556,747	*	TV18 Broadcast Ltd	541
1,630,867	*	Twitter, Inc	63,098
95,697	*	Ubisoft Entertainment	4,205
1,581,960	e	Universal Music Group NV	42,229
20,758		ValueCommerce Co Ltd	627
32,335		Vector, Inc	329
5,540,900		VGI PCL	848
9,605	e	ViacomCBS, Inc (Class A)	388
986,917	e	ViacomCBS, Inc (Class B)	37,315
140,815	*	Vimeo, Inc	1,673
4,568,000		Viva China Holdings Ltd	564

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,630,614		Vivendi Universal S.A.	$21,303
3,303,827	*	Walt Disney Co	453,153
13,992	*	Webzen, Inc	281
46,326	*	Weibo Corp (ADR)	1,135
22,421		WeMade Entertainment Co Ltd	1,878
148,940	*	WideOpenWest, Inc	2,598
43,530	e	World Wrestling Entertainment, Inc (Class A)	2,718
1,298,128		WPP plc	16,990
		Wuhu Shunrong Sanqi Interactive Entertainment Network
84,523		Technology Co Ltd	311
23,782	*	Wysiwyg Studios Co Ltd	739
194,400	*,e	XD, Inc	589
225,396	*	Yelp, Inc	7,688
10,727		YG Entertainment, Inc	599
451,037		YouGov plc	8,117
2,735,039		Z Holdings Corp	11,824
1,066,280		ZEE Telefilms Ltd	4,024
36,550		Zenrin Co Ltd	297
613,213	*	Zhejiang Century Huatong Group Co Ltd	603
103,369	*	Ziff Davis Inc	10,004
587,395	*	ZoomInfo Technologies, Inc	35,091
993,700	*	Zynga, Inc	9,182
		TOTAL MEDIA & ENTERTAINMENT	7,422,706
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
46,807	*	10X Genomics, Inc	3,561
21,270	*	2seventy bio, Inc	363
1,030,151	*,g	3SBio, Inc	838
18,732	*,e	4D Molecular Therapeutics, Inc	283
11,244	*	89bio, Inc	42
1,517,720	*,e	9 Meters Biopharma, Inc	910
33,648		Aarti Drugs Ltd	190
32,169	*,e	AB Science S.A.	361
5,750,827		AbbVie, Inc	932,267
466,350	*	Abcam plc	8,429
27,943	*	ABLBio, Inc	592
23,950	*,e	Absci Corp	202
68,685	*	Acadia Pharmaceuticals, Inc	1,664
132,835	*,e	Aclaris Therapeutics, Inc	2,290
7,209	*	Acumen Pharmaceuticals, Inc	28
13,436	*	Adagio Therapeutics, Inc	61
107,018	*	Adaptive Biotechnologies Corp	1,485
93,331		Adcock Ingram Holdings Ltd	334
32,101	*,e	Adicet Bio, Inc	641
296,000		Adimmune Corp	413
88,215	*,e	Adverum Biotechnologies, Inc	116
40,970	*	Aeglea BioTherapeutics, Inc	94
47,229	*,e	Aerie Pharmaceuticals, Inc	430
5,076	*	Aerovate Therapeutics, Inc	93
306,192	*	Affimed NV	1,338
647,745	*	Agenus, Inc	1,593
139,314		Agilent Technologies, Inc	18,435
87,167	*	Agios Pharmaceuticals, Inc	2,537
26,229		Ajanta Pharma Ltd	625
8,739	*,e	Akero Therapeutics, Inc	124
203,000	*,e,g	Akeso, Inc	425
25,233	*,e	Akouos, Inc	120
3,349	*,e	Akoya Biosciences, Inc	37
5,343	*	Albireo Pharma, Inc	159
96,038	*,e	Aldeyra Therapeutics, Inc	427
42,010	*	Alector, Inc	599
64,664		Alembic Pharmaceuticals Ltd	630
5,580	*	Aligos Therapeutics, Inc	12
154,860	*	ALK-Abello A.S.	3,414

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
448,047	*	Alkermes plc	$11,788
4,526	*	Allakos, Inc	26
1,193,202		Alliance Pharma plc	1,803
399,684	*	Allogene Therapeutics, Inc	3,641
3,528	*,e	Allovir, Inc	24
90,097		Almirall S.A.	1,145
104,371	*	Alnylam Pharmaceuticals, Inc	17,043
3,225	*,e	Alpha Teknova, Inc	45
382,000	*,e,g	Alphamab Oncology	381
2,051	*,e	Alpine Immune Sciences, Inc	18
16,482	*	Alteogen, Inc	761
2,022,321	*,e	Altimmune, Inc	12,316
2,404	*	ALX Oncology Holdings, Inc	41
171,827		Amgen, Inc	41,551
68,492	*	Amicogen, Inc	1,680
358,002	*	Amicus Therapeutics, Inc	3,390
1,213,113	*	Amneal Pharmaceuticals, Inc	5,059
183,296	*	Amphastar Pharmaceuticals, Inc	6,580
31,584	*,e	Ampio Pharmaceuticals, Inc	15
3,850	*	Amylyx Pharmaceuticals, Inc	57
103,611	*	AnaptysBio, Inc	2,563
8,050	*,e	Anavex Life Sciences Corp	99
158,172	*,e	AnGes MG, Inc	463
5,021	*,e	Angion Biomedica Corp	11
9,483	*	ANI Pharmaceuticals, Inc	267
13,703	*	Anika Therapeutics, Inc	344
99,321	*	Annexon, Inc	271
805,032	*	Antares Pharma, Inc	3,301
276,000	*,g	Antengene Corp Ltd	235
7,647	*	Anterogen Co Ltd	170
1,287,120	*,†	Anxin-China Holdings Ltd	2
57,375	*	Apellis Pharmaceuticals, Inc	2,915
39,971		Apeloa Pharmaceutical Co Ltd	197
152,460	*,e	Applied Molecular Transport, Inc	1,147
8,352	*,e	Applied Therapeutics, Inc	18
15,182	*	AptaBio Therapeutics, Inc	287
40,942	*	AquaBounty Technologies, Inc	77
309,673	*,e	Arbutus Biopharma Corp	923
3,637	*	Arcellx, Inc	51
24,350	*,e	Arcturus Therapeutics Holdings, Inc	656
38,660	*	Arcus Biosciences, Inc	1,220
83,583	*	Arcutis Biotherapeutics, Inc	1,610
31,095	*,e	Ardelyx, Inc	33
55,165	*	Argenx SE	17,260
188,537	*	Arrowhead Pharmaceuticals Inc	8,671
48,419	*	Arvinas, Inc	3,259
147,500	*,e,g	Ascentage Pharma Group International	314
344,254		Aspen Pharmacare Holdings Ltd	4,680
2,892,584		Astellas Pharma, Inc	45,196
5,453		AstraZeneca Pharma India Ltd	184
4,329,628		AstraZeneca plc	574,165
2,229,346	e	AstraZeneca plc (ADR)	147,895
10,116		Asymchem Laboratories Tianjin Co Ltd	583
171,310	*	Atara Biotherapeutics, Inc	1,591
55,507	*	Atea Pharmaceuticals, Inc	401
43,257	*,e	Athenex, Inc	36
67,104	*,e	Athersys, Inc	41
30,713	*,e	Athira Pharma, Inc	415
111,051	*,e	Atossa Therapeutics, Inc	139
59,816	*,e	Atreca, Inc	190
2,279	*,e	Aura Biosciences, Inc	50
195,963		Aurobindo Pharma Ltd	1,721
238,270	*,e	Aurora Cannabis, Inc	949
293,590	*,e	Avacta Group plc	285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
242,233	*,e	Avalo Therapeutics, Inc	$176
3,915,234	*	Avantor, Inc	132,413
145,249	*	Avid Bioservices, Inc	2,959
23,009	*	Avidity Biosciences, Inc	425
4,250	*,e	Avita Medical, Inc	36
40,089	*,e	Avrobio, Inc	53
173,792	*,e	Axsome Therapeutics, Inc	7,193
6,454		Bachem Holding AG.	3,552
14,592	*,e	Basilea Pharmaceutica	587
367,966	*	Bausch Health Cos, Inc	8,406
77,664	*	Bavarian Nordic AS	1,960
3,920,880		Bayer AG.	268,185
40,411	*,e	Beam Therapeutics, Inc	2,316
52,458	*	BeiGene Ltd (ADR)	9,894
35,391		Beijing Tiantan Biological Products Corp Ltd	137
256,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	353
27,500		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	1,205
200,401	*	Berkeley Lights, Inc	1,425
15,861		Betta Pharmaceuticals Co Ltd	139
135,243	*,e	Beyondspring Inc	298
18,220		BGI Genomics Co Ltd	231
25,257	*	Binex Co Ltd	332
45,197	*,g	BioArctic AB	494
39,012	*	BioAtla, Inc	195
449,360	*	Biocon Ltd	1,983
634,181	*,e	BioCryst Pharmaceuticals, Inc	10,312
20,705		Biogaia AB (B Shares)	1,226
102,259	*	Biogen, Inc	21,536
42,411	*	Biohaven Pharmaceutical Holding Co Ltd	5,029
247,314	*	BioMarin Pharmaceutical, Inc	19,068
3,921	*,e	Biomea Fusion, Inc	17
36,195	*,e	Bionano Genomics, Inc	93
26,701	*	Bioneer Corp	857
130,001	*	BioNTech SE (ADR)	22,173
17,866	*	Bio-Rad Laboratories, Inc (Class A)	10,063
81,272		Biotage AB	1,889
19,744		Bio-Techne Corp	8,550
2,219	*,e	Bioxcel Therapeutics Inc	46
24,762	*	Black Diamond Therapeutics, Inc	69
45,000		Blau Farmaceutica S.A.	271
63,633	*	Bluebird Bio, Inc	309
64,491	*	Blueprint Medicines Corp	4,120
5,035		Boiron S.A.	215
24,542	*,e	Bolt Biotherapeutics, Inc	67
33,485		Boryung Pharmaceutical Co Ltd	363
313,197	*,e	Bridgebio Pharma, Inc	3,179
4,369,364		Bristol-Myers Squibb Co	319,095
9,832	*,e	Brooklyn ImmunoTherapeutics, Inc	20
79,523		Bruker BioSciences Corp	5,113
42,921		Bukwang Pharmaceutical Co Ltd	448
52,000	*	Burning Rock Biotech Ltd (ADR)	483
73,950	*	C4 Therapeutics, Inc	1,794
32,559	*,e	Calliditas Therapeutics AB	308
39,809	*,e	Camurus AB	711
288,675	*,e	Canopy Growth Corp (Toronto)	2,189
3,004	*	CanSino Biologics, Inc	110
49,875	*,e,g	CanSino Biologics, Inc	794
18,186		Caplin Point Laboratories Ltd	162
131,063	*	Cara Therapeutics, Inc	1,592
34,697	*,e	Cardiff Oncology, Inc	86
134,272	*	CareDx, Inc	4,967
4,808		Caregen Co Ltd	397
42,231	*	Caribou Biosciences, Inc	388
42,217	*,e	Cassava Sciences, Inc	1,568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
74,482	*	Catalent, Inc	$8,260
181,238	*	Catalyst Pharmaceuticals, Inc	1,502
2,486	*,e	Celcuity, Inc	23
11,431	*	Celldex Therapeutics, Inc	389
37,016	*,e	Cellectis S.A.	171
6,324	*	Cellid Co Ltd	161
39,881	*,e	CELLINK AB	697
13,123	*	Cellivery Therapeutics, Inc	326
32,200	*,e	CellSource Co Ltd	764
11,543	*	Celltrion Pharm Inc	927
110,033	e	Celltrion, Inc	15,490
24,813		Celon Pharma S.A.	156
9,298	*,e	CEL-SCI Corp	37
359,000		Center Laboratories, Inc	781
6,538	*,e	Century Therapeutics, Inc	82
5,281	*	Cerevel Therapeutics Holdings, Inc	185
15,114		Changchun High & New Technology Industry Group, Inc	398
100,768	*	Charles River Laboratories International, Inc	28,615
293,399	*	ChemoCentryx, Inc	7,356
37,279		Chemometec A.S.	4,528
27,392	*	Chimerix, Inc	125
1,307,000	e	China Grand Pharmaceutical and Healthcare Holdings Ltd	922
935,660		China Medical System Holdings Ltd	1,459
44,120		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	316
514,000		China Shineway Pharmaceutical Group Ltd	410
60,296	*	Chinook Therapeutics, Inc	986
8,720		Chong Kun Dang Pharmaceutical Corp	705
62,980		Chongqing Zhifei Biological Products Co Ltd	1,370
12,826		Choongwae Pharma Corp	288
294,745	*,e	ChromaDex Corp	725
352,006		Chugai Pharmaceutical Co Ltd	11,746
4,863	*	CinCor Pharma, Inc	85
333,799		Cipla Ltd	4,469
115,489	*,e	Citius Pharmaceuticals, Inc	207
3,094,000	e	CK Life Sciences International Holdings, Inc	244
9,761	*,e	Clene, Inc	38
151,478		Clinigen Group plc	1,835
50,612	e	Clinuvel Pharmaceuticals Ltd	693
11,219	*,e	Clovis Oncology, Inc	23
128,443	*	CMG Pharmaceutical Co Ltd	367
1,232	*,e	Codex DNA, Inc	7
280,762	*	Codexis, Inc	5,789
3,854	*	Codiak Biosciences, Inc	24
26,627	*,e	Cogent Biosciences, Inc	199
108,266	*	Coherus Biosciences, Inc	1,398
4,473	*	Collegium Pharmaceutical, Inc	91
272,235	*	Columbia Care, Inc	821
110,525	*,e	Compugen Ltd	356
79,889	*	Corcept Therapeutics, Inc	1,799
87,967	*,e	CorMedix Inc	482
2,643	*,e	Cortexyme Inc	16
10,218	*,e	COSMO Pharmaceuticals NV	672
10,848	*	Crinetics Pharmaceuticals, Inc	238
246,061	*,e	Cronos Group, Inc	955
466,975		CSL Ltd	93,228
7,320,054		CSPC Pharmaceutical Group Ltd	8,388
1,032,000	*,e,g	CStone Pharmaceuticals	657
2,930	*	Cue Biopharma, Inc	14
22,514	*,e	Cullinan Oncology, Inc	236
17,612	*,e	CureVac NV	345
19,749	*	Curis, Inc	47
74,949	*	Cymabay Therapeutics, Inc	233
5,402	*,e	Cyteir Therapeutics, Inc	20
61,834	*,e	Cytek Biosciences, Inc	667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,779	*,e	Cytokinetics, Inc	$1,317
16,407	*	CytomX Therapeutics, Inc	44
43,271		Da An Gene Co Ltd of Sun Yat-Sen University	127
104,337		Daewoong Co Ltd	2,680
5,623		Daewoong Pharmaceutical Co Ltd	756
4,015,501		Daiichi Sankyo Co Ltd	87,686
1,313,193	e	Danaher Corp	385,199
6,329	*,e	Day One Biopharmaceuticals, Inc	63
692,024		Dechra Pharmaceuticals plc	36,741
11,468	*	Deciphera Pharmaceuticals, Inc	106
71,311	*	Denali Therapeutics, Inc	2,294
25,826		Dermapharm Holding SE	1,642
2,864	*,e	DermTech, Inc	42
9,075	*	Design Therapeutics, Inc	147
6,138	*,e	DICE Therapeutics, Inc	117
90,354		Divi S Laboratories Ltd	5,226
5,259		Dong-A Pharmaceutical Co Ltd	492
7,833		Dong-A ST Co Ltd	451
43,371		Dong-E-E-Jiao Co Ltd	231
35,941		DongKook Pharmaceutical Co Ltd	634
17,116		Dongwha Pharm Co Ltd	192
220,538		Dr Reddy's Laboratories Ltd	12,479
364,300		Duopharma Biotech Bhd	129
198,444	*	Durect Corp	133
479,488	*,e	Dynavax Technologies Corp	5,198
27,653	*,e	Dyne Therapeutics, Inc	267
6,612	*	Eagle Pharmaceuticals, Inc	327
6,004	*,e	Edgewise Therapeutics, Inc	58
123,576	*,e	Editas Medicine, Inc	2,350
28,418	*	Eiger BioPharmaceuticals, Inc	236
201,000	*	EirGenix, Inc	645
58,218		Eisai Co Ltd	2,697
319,121	*	Elanco Animal Health, Inc	8,326
1,358,832		Eli Lilly & Co	389,129
3,894	*	Eliem Therapeutics, Inc	33
42,149	*	Emergent Biosolutions, Inc	1,731
31,562	*	Enanta Pharmaceuticals, Inc	2,247
106,995	*	Endo International plc	247
4,092	*,e	Entrada Therapeutics, Inc	38
10,772	*	Enzychem Lifesciences Corp	259
21,886	*	Epizyme, Inc	25
27,969	*	Erasca, Inc	241
69,417	*	Ergomed plc	1,227
34,908	g	Eris Lifesciences Ltd	316
7,041	*,e	Esperion Thereapeutics, Inc	33
377,000		Essex Bio-technology Ltd	207
32,335	*	Eubiologics Co Ltd	654
142,700		Eurofins Scientific SE	14,116
6,166	*,e	Evelo Biosciences, Inc	21
27,000	*	Ever Supreme Bio Technology Co Ltd	198
152,000	*,e,g	Everest Medicines Ltd	495
265,824	*,e	Evolus, Inc	2,983
170,355	*	Evotec AG.	5,126
137,986	*	Exact Sciences Corp	9,648
8,599	*	Exagen, Inc	69
303,795	*,e	Exelixis, Inc	6,887
21,632	*,e	EyePoint Pharmaceuticals, Inc	263
606,677		Faes Farma S.A. (Sigma)	2,468
197,301	*	Fate Therapeutics, Inc	7,649
49,876	*	FDC Ltd	168
17,048	*	FibroGen, Inc	205
7,831	*	Finch Therapeutics Group, Inc	39
319,429	*,e	Fluidigm Corp	1,147
15,879	*	Foghorn Therapeutics, Inc	242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,584	*,e	Forma Therapeutics Holdings, Inc	$284
7,481	*	Forte Biosciences, Inc	11
12,816	*,e	Fortress Biotech, Inc	17
34,895	*	Frequency Therapeutics, Inc	74
21,635	*	Fulcrum Therapeutics, Inc	512
45,642	*,e	G1 Therapeutics, Inc	347
1,962	*	Galapagos NV	122
53,998	*	Galapagos NV	3,363
28,817	*,e	Gemini Therapeutics, Inc	40
83,915	*	GeneOne Life Science, Inc	1,027
45,665	*	Generation Bio Co	335
17,500	*,e	Genetron Holdings Ltd (ADR)	38
18,936	*	Genexine Co Ltd	714
337,039	*	Genmab A.S. (ADR)	12,194
63,899	*	Genmab AS	23,077
811,800	e	Genomma Lab Internacional S.A. de C.V.	892
268,000	*,e,g	Genor Biopharma Holdings Ltd	170
1,063,386	*	Genscript Biotech Corp	3,336
79,943		Genus plc	2,964
284,501	*,e	Geron Corp	387
38,127		Gerresheimer AG.	2,785
2,411,223		Gilead Sciences, Inc	143,347
34,324		GlaxoSmithKline Pharmaceuticals Ltd	753
3,806,728		GlaxoSmithKline plc	82,366
211,229		Glenmark Pharmaceuticals Ltd	1,228
61,869	*	Global Blood Therapeutics, Inc	2,143
45,601	*,e	GNI Group Ltd	515
54,220	*	Gossamer Bio, Inc	471
148,414		Granules India Ltd	597
9,262	*	Graphite Bio, Inc	47
3,770		Green Cross Corp	626
25,795		Green Cross Holdings Corp	505
12,489		Green Cross LabCell Corp	751
652	*	Greenwich Lifesciences, Inc	13
64,432	e	Grifols S.A.	1,169
37,788	*	Gritstone Oncology, Inc	156
4,016	*,e	GT Biopharma, Inc	12
87,812		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	433
84,597		H Lundbeck AS	1,949
413,338	*	Halozyme Therapeutics, Inc	16,484
37,953	*	Hanall Biopharma Co Ltd	618
10,721		Hangzhou Tigermed Consulting Co Ltd - A	181
88,053	g	Hangzhou Tigermed Consulting Co Ltd - H	1,062
4,361		Hanmi Pharm Co Ltd	982
48,076	*,e	Hansa Biopharma AB	311
817,839	g	Hansoh Pharmaceutical Group Co Ltd	1,360
178,077	*	Harmony Biosciences Holdings, Inc	8,663
4,326	*,e	Harpoon Therapeutics, Inc	22
10,164	*	Harvard Bioscience, Inc	63
187,800	e	Haw Par Corp Ltd	1,604
19,900	*	HEALIOS KK	188
36,264	*	Helixmith Co Ltd	634
214,945	*,e	Heron Therapeutics, Inc	1,229
241,098	*,e	HEXO Corp	149
39,992		Hikal Ltd	211
35,169		Hikma Pharmaceuticals plc	949
64,700		Hisamitsu Pharmaceutical Co, Inc	1,927
6,984		HK inno N Corp	258
42,517	*	Homology Medicines, Inc	129
85,307	*	Hookipa Pharma, Inc	195
1,547,029	*	Horizon Therapeutics Plc	162,763
2,548,684	*,†,e	Hua Han Health Industry Holdings Ltd	20
714,500	*,g	Hua Medicine	352
77,920		Hualan Biological Engineering, Inc	249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,704	*	Hugel, Inc	$992
5,596	*	Humanigen, Inc	17
74,354		Humanwell Healthcare Group Co Ltd	202
12,408		Huons Co Ltd	481
6,297		Huons Global Co Ltd	159
58,580	*,e	Hutchison China MediTech Ltd (ADR)	1,108
244,844		Hypermarcas S.A.	1,991
220,788	*,e	iBio, Inc	95
58,265	*	ICON plc	14,171
13,953	*,e	Icosavax, Inc	98
30,373	*	Ideaya Biosciences, Inc	340
133,053	*,e	Idorsia Ltd	2,658
1,054	*,e	IGM Biosciences, Inc	28
23,748	*,e	Ikena Oncology, Inc	145
312,580	*	Illumina, Inc	109,215
26,207		Ilyang Pharmaceutical Co Ltd	582
27,300	*	I-Mab (ADR)	443
6,137	*,e	Imago Biosciences, Inc	118
14,900	*	Imeik Technology Development Co Ltd	1,108
5,014	*	Immuneering Corp	32
36,864	*	Immunic, Inc	417
57,243	*,e	ImmunityBio, Inc	321
833,654	*	Immunogen, Inc	3,968
102,000	*,e	Immunotech Biopharm Ltd	72
72,928	*,e	Immunovant, Inc	402
1,889	*,e	Impel Neuropharma, Inc	12
6,074,528	*	Imugene Ltd	1,113
149,542	*	Incyte Corp	11,877
858,934	*	Indivior plc	3,162
14,603	*,e	Infinity Pharmaceuticals, Inc	17
3,463	*	Inhibrx, Inc	77
802,573	*,g	Innovent Biologics, Inc	2,701
329,838	*	Innoviva, Inc	6,382
57,921	*,e	Inotiv, Inc	1,516
185,114	*,e	Inovio Pharmaceuticals, Inc	665
15,237	*,e	Inozyme Pharma, Inc	62
106,643	*	Insmed, Inc	2,506
29,330	*,e	Instil Bio, Inc	315
112,982	*	Intellia Therapeutics, Inc	8,210
52,939	*,e	Intercept Pharmaceuticals, Inc	861
67,414	*	Intra-Cellular Therapies, Inc	4,125
42,460	*	iNtRON Biotechnology, Inc	760
29,904		IOL Chemicals and Pharmaceuticals Ltd	139
45,578	*	Ionis Pharmaceuticals, Inc	1,688
110,440	*	Iovance Biotherapeutics, Inc	1,839
169,263		Ipca Laboratories Ltd	2,374
8,252		Ipsen	1,033
345,014	*	IQVIA Holdings, Inc	79,771
882,445	*	Ironwood Pharmaceuticals, Inc	11,101
381	*,e	IsoPlexis Corp	1
39,471	*	iTeos Therapeutics, Inc	1,270
136,964	*	IVERIC bio, Inc	2,305
7,200	*,e	Janux Therapeutics, Inc	103
80,281	*	Jazz Pharmaceuticals plc	12,497
35,325		JB Chemicals & Pharmaceuticals Ltd	732
79,044		JCR Pharmaceuticals Co Ltd	1,454
5,967		Jeil Pharmaceutical Co Ltd	137
267,011		Jiangsu Hengrui Medicine Co Ltd	1,544
4,327,217		Johnson & Johnson	766,913
69,458		Joincare Pharmaceutical Group Industry Co Ltd	134
13,080		Joinn Laboratories China Co Ltd	236
74,606	*	Jounce Therapeutics, Inc	507
63,434		Jubilant Organosys Ltd	324
156,500	*,e,g	JW Cayman Therapeutics Co Ltd	160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
43,879		Kaken Pharmaceutical Co Ltd	$1,395
31,708	*,e	Kala Pharmaceuticals, Inc	44
23,010,706		Kalbe Farma Tbk PT	2,579
4,740	*,e	Kaleido Biosciences Inc	8
4,413	*	KalVista Pharmaceuticals Inc	65
71,304	*,e	Karo Pharma AB	408
2,840	*	Karuna Therapeutics, Inc	360
560,453	*,e	Karyopharm Therapeutics, Inc	4,131
18,500	*,e	KemPharm, Inc	93
17,462	*	Keros Therapeutics, Inc	950
30,671	*	Kezar Life Sciences, Inc	510
16,543	*	Kiniksa Pharmaceuticals Ltd	164
23,157	*,e	Kinnate Biopharma, Inc	261
34,800		Kissei Pharmaceutical Co Ltd	725
124,070	*	Knight Therapeutics, Inc	518
3,527	*	Kodiak Sciences, Inc	27
38,966	*	Komipharm International Co Ltd	301
10,852		Korea United Pharm Inc	396
32,761	*	Kronos Bio, Inc	237
10,865	*	Krystal Biotech Inc	723
16,625		Kukjeon Pharmaceutical Co Ltd	132
54,861	*	Kura Oncology, Inc	882
15,774	*	Kymera Therapeutics, Inc	668
49,781		Kyorin Co Ltd	723
164,815		Kyowa Hakko Kogyo Co Ltd	3,834
17,964		L&C Bio Co Ltd	550
25,865		Laboratorios Farmaceuticos Rovi S.A	1,917
3,166	*	Landos Biopharma, Inc	5
405,852	g	Laurus Labs Ltd	3,144
49,240	*	Legend Biotech Corp (ADR)	1,789
24,996	*	LegoChem Biosciences, Inc	959
47,554	*	Lexicon Pharmaceuticals, Inc	99
11,728	*	Ligand Pharmaceuticals, Inc (Class B)	1,319
125,905	*,e	Lineage Cell Therapeutics, Inc	194
25,417		Livzon Pharmaceutical Group, Inc	154
296,540		Lonza Group AG.	214,874
93,000		Lotus Pharmaceutical Co Ltd	435
154,097		Lupin Ltd	1,514
2,240,000	*,e,g	Luye Pharma Group Ltd	852
131,596	*,e	Lyell Immunopharma, Inc	665
67,390	*	MacroGenics, Inc	594
1,253	*	Madrigal Pharmaceuticals, Inc	123
9,114	*	Magenta Therapeutics, Inc	26
661,984	*,e	MannKind Corp	2,436
161,173	*	Maravai LifeSciences Holdings, Inc	5,685
4,346	*,e	Marinus Pharmaceuticals, Inc	41
44,759	*,e	MaxCyte, Inc	313
1,702,337	*	Mayne Pharma Group Ltd	318
174,000	*	Medigen Vaccine Biologics Corp	1,621
36,225	*	Medpace Holdings, Inc	5,926
13,547	*	MedPacto, Inc	395
5,520	*	Medy-Tox, Inc	592
246,800		Mega Lifesciences PCL	338
18,622	*	MEI Pharma, Inc	11
26,722	*	MeiraGTx Holdings plc	370
2,829,245		Merck & Co, Inc	232,140
470,558		Merck KGaA	98,269
7,260		Merck Ltd	383
48,780	*	Mersana Therapeutics, Inc	195
705,560	*,e	Mesoblast Ltd	597
26,403	*	Mettler-Toledo International, Inc	36,256
7,333	*	Mezzion Pharma Co Ltd	440
122,142	*,e	MiMedx Group, Inc	575
623,940	*,e	Mind Medicine MindMed, Inc	693

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
420,716	*,e	Mind Medicine MindMed, Inc	$464
41,302	*	Mirati Therapeutics, Inc	3,396
64,535	*	Mirum Pharmaceuticals, Inc	1,421
27,091	*,e	Mithra Pharmaceuticals S.A.	373
26,475		Mochida Pharmaceutical Co Ltd	808
260,170	*	Moderna, Inc	44,817
25,637	*,e	Molecular Partners AG.	516
8,527	*,e	Molecular Templates, Inc	29
7,677	*,e	Monte Rosa Therapeutics, Inc	108
10,308	*	Morphic Holding, Inc	414
71,020	*	Morphosys AG.	1,925
76,314	*,e	Mustang Bio, Inc	77
65,983	*	Myriad Genetics, Inc	1,663
42,487		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	210
32,892	*,e	NanoString Technologies, Inc	1,143
109,984		Natco Pharma Ltd	1,098
82,241	*	Natera, Inc	3,346
61,114	*	Naturecell Co Ltd	908
129,503	*	Nektar Therapeutics	698
39,132	*	NeoGenomics, Inc	475
29,475	*,e	Neoleukin Therapeutics, Inc	55
77,055	*	Neurocrine Biosciences, Inc	7,224
10,723	*	NexImmune, Inc	45
165,643	*	NGM Biopharmaceuticals Inc	2,526
58,555	*	NH Special Purpose Acquisition 11 Co Ltd	659
50,002		Nichi-iko Pharmaceutical Co Ltd	318
13,300		Nippon Shinyaku Co Ltd	904
14,210	*,e	Nkarta, Inc	162
31,429	*	NKMax Co Ltd	526
2,028,240		Novartis AG.	178,062
49,651	*,e	Novavax, Inc	3,657
1,985,191		Novo Nordisk AS	220,190
16,580	*	Nurix Therapeutics, Inc	232
6,520	*,e	Nuvalent, Inc	91
24,374	*,e	Nuvation Bio, Inc	128
189,452	*	OBI Pharma, Inc	732
260,864	*,e	Ocugen, Inc	861
108,109	*	Ocular Therapeutix, Inc	535
163,500	*,e,g	Ocumension Therapeutics	208
89,648	*,e	Olema Pharmaceuticals, Inc	382
9,350	*	OliX Pharmaceuticals, Inc	207
4,600	*,e	Omega Therapeutics, Inc	29
7,481	*,e	Omeros Corp	45
187,918	*,e	Oncocyte Corp	280
47,852	*,e	Oncorus, Inc	85
124,096	*,e	Oncternal Therapeutics, Inc	172
145,679	*	Oneness Biotech Co Ltd	1,087
377,388		Ono Pharmaceutical Co Ltd	9,459
1,098,098	*,e	Opko Health, Inc	3,777
4,874	*	Oramed Pharmaceuticals, Inc	42
305,448	*,e	Organigram Holdings, Inc	508
203,030	*	Organogenesis Holdings Inc	1,547
188,541		Organon & Co	6,586
25,239	*,e	ORIC Pharmaceuticals, Inc	135
23,134	e	Orion Oyj (Class B)	1,051
27,617	*	Oscotec, Inc	634
93,080		Otsuka Holdings KK	3,216
17,931	*,e	Outlook Therapeutics, Inc	32
75,152	*	Oxford Biomedica plc	665
85,000	*	Oxford Nanopore Technologies plc	442
30,459	*,e	Oyster Point Pharma, Inc	355
237,539	*,e	Pacific Biosciences of California, Inc	2,162
183,056	*	Pacira BioSciences Inc	13,971
378,838	*	Paion AG.	488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,668	*,e	Paratek Pharmaceuticals, Inc	$32
120,733	*	Passage Bio, Inc	374
351,100	*	PeptiDream, Inc	6,239
120,246		PerkinElmer, Inc	20,978
108,764		Perrigo Co plc	4,180
41,082	*	Personalis, Inc	336
6,721,750		Pfizer, Inc	347,985
24,000	e	Pharma Foods International Co Ltd	385
16,981	e	Pharma Mar S.A.	1,281
6,721		PHARMA RESEARCH PRODUCTS Co Ltd	505
12,400		PharmaBlock Sciences Nanjing, Inc	187
69,951	*,†	Pharmally International Holding Co Ltd	0^
27,300		Pharmaron Beijing Co Ltd - A	506
97,082	g	Pharmaron Beijing Co Ltd - H	1,168
57,248	*	Pharmicell Co Ltd	532
681,469	*,e	Pharming Group NV	598
2,497	*,e	Phathom Pharmaceuticals, Inc	34
123,917		Phibro Animal Health Corp	2,472
6,268	*,e	Pliant Therapeutics, Inc	44
14,053	*,e	PMV Pharmaceuticals, Inc	293
18,112	*,g	PolyPeptide Group AG.	1,433
4,979	*,e	Portage Biotech, Inc	33
29,729	*,e	Poseida Therapeutics, Inc	133
22,487	*	Praxis Precision Medicines, Inc	230
263,915	*,e	Precigen, Inc	557
8,103	*	Precision BioSciences Inc	25
19,465	*,e	Prelude Therapeutics, Inc	134
65,492	*	Prestige Consumer Healthcare, Inc.	3,467
83,715	*,†	Progenics Pharmaceuticals, Inc	0
22,775	*	Prometheus Biosciences, Inc	860
25,669	*	Protagonist Therapeutics, Inc	608
203,970	*	Prothena Corp plc	7,459
52,650	*,e	Provention Bio, Inc	385
50,596	*	PTC Therapeutics, Inc	1,888
6,314	*	Puma Biotechnology, Inc	18
4,382	*	Pyxis Oncology, Inc	18
181,039	*	QIAGEN NV	8,871
127,492	*	QIAGEN NV	6,256
22,232	*	Quanterix Corp	649
342,256	*	Radius Health, Inc	3,022
5,244	*,e	Rain Therapeutics, Inc	27
1,754	*,e	Rallybio Corp	12
4,796	*,e	Rapid Micro Biosystems, Inc	33
2,769	*	RAPT Therapeutics, Inc	61
6,871	*,e	Reata Pharmaceuticals, Inc	225
74,860		Recordati S.p.A.	3,753
76,309	*	Recursion Pharmaceuticals, Inc	546
102,647	*	Regeneron Pharmaceuticals, Inc	71,691
18,473	*	REGENXBIO, Inc	613
28,390	*	Relay Therapeutics, Inc	850
1,938,327	*,e	Relief Therapeutics Holding AG.	130
3,894	*	Relmada Therapeutics, Inc	105
1,923	*,e	Reneo Pharmaceuticals, Inc	6
55,118	*	Repligen Corp	10,367
11,168	*	Replimune Group, Inc	190
8,629	*	Revance Therapeutics, Inc	168
43,860	*,e	REVOLUTION Medicines, Inc	1,119
6,919		Reyon Pharmaceutical Co Ltd	169
40,834	*	Rhythm Pharmaceuticals, Inc	470
220,652	e	Richter Gedeon Rt	4,664
79,187	*,e	Rigel Pharmaceuticals, Inc	237
970,892		Roche Holding AG.	384,145
6,931	e	Roche Holding AG.	3,031
171,556	*	Rocket Pharmaceuticals, Inc	2,721

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
312,822		Royalty Pharma plc	$12,188
5,230	*,e	Rubius Therapeutics, Inc	29
89,036	*	Sage Therapeutics, Inc	2,947
15,769	*	Sam Chun Dang Pharm Co Ltd	462
25,545	*,g	Samsung Biologics Co Ltd	17,357
82,163	*,e	Sana Biotechnology, Inc	679
25,824	*,e	SanBio Co Ltd	253
235,902	*	Sangamo Therapeutics Inc	1,371
10,443		Sanofi India Ltd	1,032
1,249,040		Sanofi-Aventis	127,701
87,683		Santen Pharmaceutical Co Ltd	877
119,390	*	Sarepta Therapeutics, Inc	9,327
24,420	e	Sartorius Stedim Biotech	9,998
58,359		Saudi Pharmaceutical Industries & Medical Appliances Corp	577
49,417		Sawai Group Holdings Co Ltd	1,804
7,328	*,e	Scholar Rock Holding Corp	94
347,000		Scinopharm Taiwan Ltd	282
661,298	*	Seagen, Inc	95,260
23,498		Seegene, Inc	985
17,556	*,e	Seelos Therapeutics, Inc	15
39,726	*,e	Seer, Inc	605
52,500		Seikagaku Corp	375
430,463	*	Selecta Biosciences, Inc	529
22,429	*	Sensei Biotherapeutics, Inc	52
2,561	*	Sera Prognostics, Inc	10
66,571	*	Seres Therapeutics, Inc	474
28,465	*,e	Sesen Bio, Inc	17
54,213		Shandong Buchang Pharmaceuticals Co Ltd	203
132,788		Shanghai Fosun Pharmaceutical Group Co Ltd - A	1,110
337,929		Shanghai Fosun Pharmaceutical Group Co Ltd - H	1,638
383,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	182
594,000		Shanghai Haixin Group Co	192
79,000	*,e,g	Shanghai Henlius Biotech, Inc	208
42,696	*	Shanghai Junshi Biosciences Co Ltd	587
4,213		Shanghai Medicilon, Inc	301
416,337		Shanghai RAAS Blood Products Co Ltd	392
9,908	*	Shattuck Labs, Inc	42
27,230		Shenzhen Kangtai Biological Products Co Ltd	398
64,425		Shenzhen Salubris Pharmaceuticals Co Ltd	222
60,007		Shijiazhuang Yiling Pharmaceutical Co Ltd	316
33,356		Shilpa Medicare Ltd	174
41,941	e	Shin Poong Pharmaceutical Co Ltd	1,325
307,622		Shionogi & Co Ltd	18,901
110,255		Sichuan Kelun Pharmaceutical Co Ltd	300
4,739		Siegfried Holding AG.	3,906
5,984	*	SIGA Technologies, Inc	42
10,125	*	Sigilon Therapeutics, Inc	15
4,630,000	e	Sihuan Pharmaceutical Holdings	917
13,434	*,†,e	SillaJen, Inc	0^
15,554	*	Silverback Therapeutics, Inc	55
9,787	*	Singular Genomics Systems, Inc	62
7,286,236		Sino Biopharmaceutical	4,524
17,426	*	SK Biopharmaceuticals Co Ltd	1,283
25,408	*	SK Bioscience Co Ltd	3,259
13,490		Solara Active Pharma Sciences Ltd	118
67,559	*	Solid Biosciences, Inc	81
165,084	*,e	Sorrento Therapeutics, Inc	385
89,208	*	Sosei Group	1,025
96,773	*	Sotera Health Co	2,096
32,280	*	Spectrum Pharmaceuticals, Inc	42
4,798	*,e	Spero Therapeutics, Inc	42
16,529	*	SpringWorks Therapeutics, Inc	933
8,720	*,e	Spruce Biosciences, Inc	18
23,802	*,e	SQZ Biotechnologies Co	114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,424,000	e	SSY Group Ltd	$639
11,390		ST Pharm Co Ltd	903
2,427	*	Stoke Therapeutics, Inc	51
70,076		Strides Arcolab Ltd	319
47,075		Sumitomo Dainippon Pharma Co Ltd	464
19,160	*,e	Summit Therapeutics, Inc	47
77,310	*	Sun Pharma Advanced Research Company Ltd	301
1,784,472		Sun Pharmaceutical Industries Ltd	21,478
141,099	*	Supernus Pharmaceuticals, Inc	4,560
33,498	*,e	Surface Oncology, Inc	98
39,171	*	Sutro Biopharma, Inc	322
89,600		Suven Pharmaceuticals Ltd	728
381,540		SwedenCare AB	4,843
32,577	*	Syndax Pharmaceuticals, Inc	566
142,556	*	Syneos Health, Inc	11,540
134,004	*,g	Syngene International Ltd	1,052
37,765	*	Syros Pharmaceuticals, Inc	45
517,000	*	Taigen Biopharmaceuticals Holdings Ltd	305
178,000	*	TaiMed Biologics, Inc	390
9,278		Taisho Pharmaceutical Holdings Co Ltd	431
184,233		Takara Bio, Inc	3,370
1,267,294		Takeda Pharmaceutical Co Ltd	36,108
6,403	*	Talaris Therapeutics, Inc	63
140,000	*	Tanvex BioPharma, Inc	269
28,903	*,e	Taro Pharmaceutical Industries Ltd	1,250
3,417	*	Tarsus Pharmaceuticals, Inc	57
19,901	*,e	Taysha Gene Therapies, Inc	130
89,110	*,e	TCR2 Therapeutics Inc	246
23,982		Tecan Group AG.	9,481
223,199	*	Telix Pharmaceuticals Ltd	691
8,569	*,e	Tenaya Therapeutics, Inc	101
8,344	*	Terns Pharmaceuticals, Inc	25
247,118	*	Teva Pharmaceutical Industries Ltd (ADR)	2,320
41,296	*	TG Therapeutics, Inc	393
71,517	*,e	TherapeuticsMD, Inc	27
12,353	*	Theravance Biopharma, Inc	118
397,566		Thermo Fisher Scientific, Inc	234,822
4,118	*	Theseus Pharmaceuticals, Inc	47
209,000	e	Tianjin ZhongXin Pharmaceutical Group Corp Ltd	223
652,000		Tong Ren Tang Technologies Co Ltd	552
342,299	*,e	Tonix Pharmaceuticals Holding Corp	79
14,465		Torii Pharmaceutical Co Ltd	371
56,414		Torrent Pharmaceuticals Ltd	2,071
32,013		Towa Pharmaceutical Co Ltd	719
78,516	*	Travere Therapeutics, Inc	2,023
126,310	*,e	Trevena, Inc	69
68,500		Tsumura & Co	1,791
208,000		TTY Biopharm Co Ltd	500
59,129	*	Turning Point Therapeutics Inc	1,588
46,088	*	Twist Bioscience Corp	2,276
5,249	*	Tyra Biosciences, Inc	56
67,075	e	UCB S.A.	8,022
63,557	*	Ultragenyx Pharmaceutical, Inc	4,616
1,075,562		United Laboratories Ltd	563
143,281	*	United Therapeutics Corp	25,706
35,458	*,e	UroGen Pharma Ltd	309
354,751	*	Vaccibody AS.	1,752
85,131	*,e	Valneva SE	1,457
47,861	*	Vanda Pharmaceuticals, Inc	541
26,313	*,e	Vaxart Inc	133
9,255	*	Vaxcell-Bio Therapeutics Co Ltd	345
25,982	*	Vaxcyte, Inc	627
217,155	*,e	VBI Vaccines, Inc	360
4,492	*,e	Ventyx Biosciences, Inc	61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,535	*	Vera Therapeutics, Inc	$107
79,157	*	Veracyte, Inc	2,182
23,622	*	Verastem, Inc	33
62,510	*,e	Vericel Corp	2,389
2,543	*,e	Verrica Pharmaceuticals, Inc	21
284,812	*	Vertex Pharmaceuticals, Inc	74,327
20,311	*,e	Verve Therapeutics, Inc	463
1,010,512		Viatris, Inc	10,994
10,980	*	Vifor Pharma AG.	1,958
466	*	Vigil Neuroscience, Inc	3
64,258	*	Viking Therapeutics, Inc	193
13,551	*	Vincerx Pharma, Inc	54
243,709	*	Vir Biotechnology, Inc	6,268
29,817	*	Viracta Therapeutics, Inc	142
5,141		Virbac S.A.	2,055
51,735	*	VistaGen Therapeutics, Inc	64
80,682		Vitrolife AB	2,653
643,500	e,g	Viva Biotech Holdings	252
12,349	*,e	Vor BioPharma, Inc	75
67,528		Walvax Biotechnology Co Ltd	581
114,254	*	Waters Corp	35,463
8,430	*	WaVe Life Sciences Ltd	17
6,900	*	Werewolf Therapeutics, Inc	30
247,330		West Pharmaceutical Services, Inc	101,581
3,786,404		Winteam Pharmaceutical Group Ltd	1,966
65,933	*	Wockhardt Ltd	228
104,258		WuXi AppTec Co Ltd - A	1,831
244,637	g	WuXi AppTec Co Ltd - H	3,822
7,491,150	*,g	Wuxi Biologics Cayman, Inc	59,484
14,306		XBiotech, Inc	124
7,538	*	Xencor, Inc	201
569	*	Xilio Therapeutics, Inc	4
11,354	*,e	XOMA Corp	318
4,823	*	Y-mAbs Therapeutics, Inc	57
30,681		Yuhan Corp	1,472
87,531	*	Yungjin Pharmaceutical Co Ltd	373
227,000		YungShin Global Holding Corp	334
57,148		Yunnan Baiyao Group Co Ltd	735
51,917	*,e	Zai Lab Ltd (ADR)	2,283
44,237	*	Zealand Pharma AS	680
14,075	*	Zentalis Pharmaceuticals, Inc	649
25,500		Zeria Pharmaceutical Co Ltd	397
24,501		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	1,218
54,058		Zhejiang Huahai Pharmaceutical Co Ltd	179
37,100		Zhejiang Jiuzhou Pharmaceutical Co Ltd	284
109,416		Zhejiang NHU Co Ltd	544
11,467		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	70
792,237	*,e	ZIOPHARM Oncology, Inc	517
1,126,659		Zoetis, Inc	212,477
5,323	*,e	Zogenix, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,927,964
REAL ESTATE - 3.0%
924,611		Abacus Property Group	2,278
236,444		Acadia Realty Trust	5,124
941		Activia Properties Inc	3,281
1,600		Advance Residence Investment Corp	4,516
75,178	e	Aedifica S.A.	9,454
130,000		Aeon Mall Co Ltd	1,730
1,855		AEON REIT Investment Corp	2,295
13,901		AFI Properties Ltd	829
888,302	e	Agile Property Holdings Ltd	447
68,680		Agree Realty Corp	4,558
652,100		AIMS AMP Capital Industrial REIT	667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
83,500	*	Airport City Ltd	$1,900
4,344,666		Aldar Properties PJSC	5,816
91,653	e,g	ALDER Group S.A.	1,212
140,511		Alexander & Baldwin, Inc	3,258
269		Alexander's, Inc	69
168,328		Alexandria Real Estate Equities, Inc	33,876
143,100		Aliansce Sonae Shopping Centers sa	696
408,276	g	A-Living Services Co Ltd	565
75,032		Allied Properties Real Estate Investment Trust	2,799
18,628		Allreal Holding AG.	3,988
179,669		Alony Hetz Properties & Investments Ltd	2,978
5,381		Altarea SCA	917
50,314		Altus Group Ltd	2,032
1,104,600		Amata Corp PCL (Foreign)	732
42,244		American Assets Trust, Inc	1,601
86,697		American Campus Communities, Inc	4,852
195,276		American Finance Trust, Inc	1,545
2,340,688		American Homes 4 Rent	93,698
537,326		American Tower Corp	134,987
273,345		Americold Realty Trust	7,621
276,820		Amot Investments Ltd	2,074
122,212		Apartment Income REIT Corp	6,533
126,233	*	Apartment Investment and Management Co	924
188,700		Apple Hospitality REIT, Inc	3,391
1,640,041	e	ARA LOGOS Logistics Trust	1,027
600,800		AREIT, Inc	532
405,951		Arena REIT	1,486
979,179		Argosy Property Ltd	933
76,566		Armada Hoffler Properties, Inc	1,118
369,520		Aroundtown S.A.	2,112
86,690		Arriyadh Development Co	636
76,474		Artis Real Estate Investment Trust	800
1,071,400		Ascendas India Trust	937
3,685,063		Ascendas REIT	7,941
2,275,304	e	Ascott Trust	1,888
12,376	*,e	Ashford Hospitality Trust, Inc	126
2,857,900		Asian Property Development PCL (Foreign)	943
3,357,832		Assura Group Ltd	2,951
53,062		Atrium Ljungberg AB	1,087
398,705		AvalonBay Communities, Inc	99,026
1,383,200		Axis Real Estate Investment Trust	612
9,067,908		Ayala Land, Inc	6,123
4,761,352	*,†	AZ BGP Holdings	14
9,527		Azrieli Group	837
10,549,900		Bangkok Land PCL	324
2,526,547		Barwa Real Estate Co	2,420
164,398		Bayside Land Corp	1,933
29,308		Befimmo SCA Sicafi	1,533
12,870		Big Shopping Centers Ltd	1,987
376,644		Big Yellow Group plc	7,593
6,591		Blue Square Real Estate Ltd	563
1,001,330		BMO Commercial Property Trust Ltd	1,515
20,098		Boardwalk REIT	945
129,640		Boston Properties, Inc	16,698
2,239,940	*	BR Malls Participacoes S.A.	4,366
229,100		BR Properties S.A.	428
47,139		BraeMar Hotels & Resorts, Inc	291
866,812		Brandywine Realty Trust	12,257
109,180		Brigade Enterprises Ltd	739
260,862		British Land Co plc	1,806
22,538		Brixmor Property Group, Inc	582
137,791		Broadstone Net Lease, Inc	3,001
103,723	g	Brookfield India Real Estate Trust	428
8,748		Brt Realty Trust	210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,199		BSR Real Estate Investment Trust	$600
7,215,900	*	Bumi Serpong Damai Tbk PT	511
581,515		Bunnings Warehouse Property Trust	1,744
539,000		C&D International Investment Group Ltd	1,174
642,000	*,e	C&D Property Management Group Co Ltd	326
57,186		CA Immobilien Anlagen AG.	1,772
3,492,134	e	Cambridge Industrial Trust	1,106
6,904		Camden Property Trust	1,147
169,105		Canadian Apartment Properties REIT	7,257
854,079		Capital & Counties Properties	1,949
3,089,188	*	Capitaland Investment Ltd	9,052
5,130,811		CapitaMall Trust	8,488
1,349,287		CapitaRetail China Trust	1,200
82,273		CareTrust REIT, Inc	1,588
78,702		Carmila S.A.	1,239
317,315	e	Castellum AB	7,834
49,885		CatchMark Timber Trust, Inc	409
34,695		Catena AB	2,090
971,000		Cathay Real Estate Development Co Ltd	639
331,247		CBRE Group, Inc	30,316
888,020		CDL Hospitality Trusts	841
490,039		Cencosud Shopping S.A.	575
11,598		Centerspace	1,138
2,016,000		Central China Management Co Ltd	316
278,000	e	Central China New Life Ltd	153
865,000	e	Central China Real Estate Ltd	83
2,194,082		Central Pattana PCL	3,875
1,073,359		Centuria Capital Group	2,288
695,283		Centuria Industrial REIT	1,988
730,525		Centuria Office REIT	1,198
2,747,806		Champion Real Estate Investment Trust	1,249
806,801		Charter Hall Education Trust	2,361
566,156		Charter Hall Group	6,880
1,671,590		Charter Hall Long Wale REIT	6,631
41,628	*	Chatham Lodging Trust	574
1,221,000	e	China Aoyuan Group Ltd	182
4,573,156		China Jinmao Holdings Group Ltd	1,349
1,246,000		China Merchants Land Ltd	115
573,127		China Merchants Shekou Industrial Zone Holdings Co Ltd	1,370
1,134,000		China Overseas Grand Oceans Group Ltd	659
3,463,786		China Overseas Land & Investment Ltd	10,307
1,050,119		China Overseas Property Holdings Ltd	1,239
3,564,602		China Resources Land Ltd	16,505
675,400	g	China Resources Mixc Lifestyle Services Ltd	3,306
1,676,000		China SCE Group Holdings Ltd	301
4,730,000		China South City Holdings Ltd	413
1,997,738		China Vanke Co Ltd	4,493
688,815		China Vanke Co Ltd (Class A)	2,071
547,000		Chinese Estates Holdings Ltd	157
209,069		Choice Properties REIT	2,590
234,000		Chong Hong Construction Co	597
44,308		Cibus Nordic Real Estate AB	1,179
2,779,107		CIFI Holdings Group Co Ltd	1,620
425,153		City Developments Ltd	2,458
37,383		City Office REIT, Inc	660
75,744	e	Citycon Oyj	573
781,807		Civitas Social Housing plc	898
2,103,301		CK Asset Holdings Ltd	14,377
1,259		Clipper Realty, Inc	11
218,844		CLS Holdings plc	574
36,610		Cofinimmo	5,332
41,064		Colliers International Group, Inc	5,352
374,000	e	Colour Life Services Group	29
759		Comforia Residential REIT, Inc	2,045

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,148		Community Healthcare Trust, Inc	$1,526
300,700		Concentradora Fibra Danhos S.A. de C.V.	357
825,766	e	Corem Property Group AB	2,143
19,967	*,e	Corestate Capital Holding S.A.	186
863,171	e	Corp Inmobiliaria Vesta SAB de C.V.	1,651
97,034		Corporate Office Properties Trust	2,769
1,982,000	*,e	Cosmopolitan International Holdings Ltd	363
9,010,898	e	Country Garden Holdings Co Ltd	6,898
2,018,400		Country Garden Services Holdings Co Ltd	8,503
136,211		Cousins Properties, Inc	5,488
5,047		CRE Logistics REIT, Inc	8,581
57,259		Crombie Real Estate Investment Trust	840
368,000		Cromwell European Real Estate Investment Trust	928
1,678,221		Cromwell Group	1,038
866,254		Crown Castle International Corp	159,911
62,335		CT Real Estate Investment Trust	882
5,208	e	CTO Realty Growth, Inc	345
193,319		CubeSmart	10,058
441,484	*	Cushman & Wakefield plc	9,055
452,505		Custodian Reit plc	605
406,000	e	DaFa Properties Group Ltd	201
71,922		Daito Trust Construction Co Ltd	7,634
557,781		Daiwa House Industry Co Ltd	14,541
2,257		Daiwa House REIT Investment Corp	6,085
386		Daiwa Office Investment Corp	2,396
2,206		Daiwa Securities Living Investments Corp	2,081
370,015	*	Dar Al Arkan Real Estate Development Co	1,072
347,000	e	Datang Group Holdings Ltd	171
200,283		Derwent London plc	8,407
195,483		Deutsche Annington Immobilien SE	9,112
64,850		Deutsche Euroshop AG.	1,195
1,059,000	e	Dexin China Holdings Co Ltd	406
257,119		Dexus Industria REIT	651
686,020		Dexus Property Group	5,600
181,290	*	DiamondRock Hospitality Co	1,831
90,819		DIC Asset AG.	1,451
204,784		Digital Realty Trust, Inc	29,038
417,863	*	DigitalBridge Group, Inc	3,009
109,326		Dios Fastigheter AB	1,186
756,865		Diversified Healthcare Trust	2,422
724,978		DLF Ltd	3,613
87,636		Dongwon Development Co Ltd	389
456,263		Douglas Elliman, Inc	3,331
70,491		Douglas Emmett, Inc	2,356
141,117		Dream Industrial Real Estate Investment Trust	1,822
29,878		Dream Office Real Estate Investment Trust	666
29,208		DREAM Unlimited Corp	1,164
620,109		Duke Realty Corp	36,004
437,000	*,†	Eagle Hospitality Trust	4
71,497		Easterly Government Properties, Inc	1,511
80,654		EastGroup Properties, Inc	16,395
30,152		Electra Real Estate Ltd	572
1,326,623	*	Emaar Development PJSC	1,599
292,501	*	Emaar Economic City	906
4,564,085		Emaar Properties PJSC	7,414
510,948		Embassy Office Parks REIT	2,500
2,059,889		Emlak Konut Gayrimenkul Yatiri	330
124,459		Empire State Realty Trust, Inc	1,222
1,190,436		Empiric Student Property plc	1,428
80,605	g	Entra ASA	1,613
199,337		EPR Properties	10,906
102,049		Equinix, Inc	75,682
857,611		Equites Property Fund Ltd	1,339
92,886	*	Equity Commonwealth	2,620

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,249,950		Equity Lifestyle Properties, Inc	$95,596
456,978		Equity Residential	41,091
3,932,600	*,g	ESR Cayman Ltd	12,187
143,059		ESR Kendall Square REIT Co Ltd	824
265,521		Essential Properties Realty Trust, Inc	6,718
53,671		Essex Property Trust, Inc	18,542
50,509		Eurocommercial Properties NV	1,385
923,000		Ever Sunshine Lifestyle Services Group Ltd	1,230
		Excellence Commercial Property & Facilities Management
313,000		Group Ltd	157
7,629	e	eXp World Holdings Inc	162
424,112		Extra Space Storage, Inc	87,197
321,312	e	Fabege AB	4,745
1,143,269		Far East Consortium	387
889,405		Far East Hospitality Trust	425
278,000		Farglory Land Development Co Ltd	661
24,929	e	Farmland Partners, Inc	343
127,218	*	Fastighets AB Balder	8,376
884	*	Fathom Holdings, Inc	9
108,448		Federal Realty Investment Trust	13,238
3,512,697		Fibra Uno Administracion S.A. de C.V.	4,115
8,286,000		Filinvest Land, Inc	173
2,715,600		Filinvest REIT Corp	373
136,288		First Capital Real Estate Investment Trust	1,957
203,180		First Industrial Realty Trust, Inc	12,579
47,403		FirstService Corp	6,857
12,125	e	Fonciere Des Regions	965
101,621	*	Forestar Group, Inc	1,805
1,428,853		Fortress REIT Ltd (Class A)	1,216
1,924,000		Fortune Real Estate Investment Trust	1,729
65,118		Four Corners Property Trust, Inc	1,761
89,910		Franklin Street Properties Corp	530
1,249,477		Frasers Centrepoint Trust	2,242
875,600		Frasers Hospitality Trust	346
7,109,745		Frasers Logistics & Industrial Trust	7,625
592		Frontier Real Estate Investment Corp	2,463
6,502	*	FRP Holdings, Inc	376
742		Fukuoka REIT Corp	1,023
355,659		Gaming and Leisure Properties, Inc	16,691
510,000	e	Ganglong China Property Group Ltd	299
75,592		Gazit Globe Ltd	686
548,653		GDI Property Group	446
11,535		Gecina S.A.	1,454
219,264		Gemdale Corp	494
13,610,000		Gemdale Properties and Investment Corp Ltd	1,450
33,230		Getty Realty Corp	951
25,262		Gladstone Commercial Corp	556
29,324	e	Gladstone Land Corp	1,068
51,480		Global Medical REIT, Inc	840
81,788		Global Net Lease, Inc	1,287
1,175		Global One Real Estate Investment Corp	1,080
1,029		GLP J-Reit	1,564
124,218	*	Godrej Properties Ltd	2,721
77,780		Goldcrest Co Ltd	1,073
1,695,804		Goodman Group	28,823
1,359,667		Goodman Property Trust	2,220
2,011,754		GPT Group	7,760
929,379		Grainger plc	3,544
127,739		Grand City Properties S.A.	2,552
136,876		Granite REIT	10,552
1,411,349		Great Portland Estates plc	13,106
225,744		Greenland Holdings Corp Ltd	192
1,056,000		Greenland Hong Kong Holdings Ltd	237
985,822		Greentown China Holdings Ltd	1,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,634,379		Greentown Service Group Co Ltd	$1,630
376,935		Growthpoint Properties Australia Ltd	1,230
4,019,008		Growthpoint Properties Ltd	4,049
1,344,592	e	Guangzhou R&F Properties Co Ltd	474
342,118		H&R Real Estate Investment Trust	3,571
81,832		Hamborner REIT AG.	864
3,907,622	e	Hammerson plc	1,695
1,489,442		Hang Lung Group Ltd	3,149
2,320,995		Hang Lung Properties Ltd	4,678
745		Hankyu Reit, Inc	940
296,039	e	Healthcare Realty Trust, Inc	8,135
228,731		Healthcare Trust of America, Inc	7,168
692,902		Healthpeak Properties Inc	23,787
37,122		Heiwa Real Estate Co Ltd	1,202
1,129		Heiwa Real Estate REIT, Inc	1,384
147,231		Helical Bar plc	795
422,602		Heliopolis Housing	134
1,560,518		Henderson Land Development Co Ltd	6,478
30,937	*	Hersha Hospitality Trust	281
30,539,548		Hibernia REIT plc	54,596
1,032,000		Highwealth Construction Corp	1,629
7,733		Highwoods Properties, Inc	354
111,346	e	Home Consortium	573
686,883		Home Reit plc	1,119
3,052,021		HomeCo Daily Needs REIT	3,277
1,338,362		Hongkong Land Holdings Ltd	6,539
812,879	e	Hopson Development Holdings Ltd	1,536
250		Hoshino Resorts REIT, Inc	1,400
956,830		Host Hotels and Resorts, Inc	18,591
39,531	*	Howard Hughes Corp	4,096
349,000		Huaku Development Co Ltd	1,097
122,744		Hudson Pacific Properties	3,406
135,319		Hufvudstaden AB (Series A)	1,921
1,602,000	e	Huijing Holdings Co Ltd	384
301,683		Hulic Co Ltd	2,707
1,705		Hulic Reit, Inc	2,329
421,566		Hyprop Investments Ltd	1,004
738,696		Hysan Development Co Ltd	2,160
39,875		Icade	2,565
313,725		Ichigo Holdings Co Ltd	807
1,479		Ichigo Real Estate Investment Corp	1,070
1,726,200		IGB Real Estate Investment Trust	628
169,400	*	Iguatemi S.A.	728
383,700		Iguatemi S.A.	213
3,978		Immobel S.A.	319
61,748	*,e	Immobiliare Grande Distribuzione SIIQ S.p.A	297
98,084	e	IMMOFINANZ AG.	2,493
504,196		Independence Realty Trust, Inc	13,331
233,286	*	Indiabulls Real Estate Ltd	309
3,027	e	Indus Realty Trust, Inc	221
2,267		Industrial & Infrastructure Fund Investment Corp	3,435
746,187		Industrial Buildings Corp	2,910
446,244		Industrial Logistics Properties Trust	10,116
2,195,708		Ingenia Communities Group	8,289
412,158		Inmobiliaria Colonial S.A.	3,757
35,243	e	Innovative Industrial Properties, Inc	7,239
60,916	g	Instone Real Estate Group AG.	1,141
82,149		InterRent Real Estate Investment Trust	1,051
1,487		Intershop Holding AG.	1,028
27,639		Intervest Offices	836
604,878		Investec Property Fund Ltd	500
19,858		Invincible Investment Corp	6,854
562,370		Invitation Homes, Inc	22,596
1,381,300		IOI Properties Group BHD	322

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
975,492		Irish Residential Properties REIT plc	$1,569
287,329	e	Iron Mountain, Inc	15,921
609,305	e	Irongate Group	869
135,032		Israel Canada T.R Ltd	737
2,300		Isras Investment Co Ltd	574
57,953	e	iStar Inc	1,357
707		ITOCHU Advance Logistics Investment Corp	915
918,635	*	IWG plc	3,143
80,232		Jadwa REIT Saudi Fund	311
1,483		Japan Excellent, Inc	1,642
13,913		Japan Hotel REIT Investment Corp	7,093
992		Japan Logistics Fund Inc	2,582
991		Japan Prime Realty Investment Corp	3,244
1,004		Japan Real Estate Investment Corp	5,259
4,677		Japan Retail Fund Investment Corp	3,946
142,175		JBG SMITH Properties	4,154
318,700		JHSF Participacoes S.A.	440
1,596,750	*,†	Jiangsu Future Land Co Ltd	16
2,226,000		Jiayuan International Group Ltd	446
475,000		Jingrui Holdings Ltd	101
182,105		Jinke Properties Group Co Ltd	141
35,463	*	Jinmao Property Services Co Ltd	22
39,880	*	Jones Lang LaSalle, Inc	9,550
139,707		JR Reit XXVII	642
531,000		JY Grandmark Holdings Ltd	145
2,307,329		K Wah International Holdings Ltd	869
2,718,000	e	Kaisa Group Holdings Ltd	289
664,552		Katitas Co Ltd	18,256
249,911	*	KE Holdings, Inc (ADR)	3,091
33,000		Keihanshin Building Co Ltd	404
543		Kenedix Realty Investment Corp	3,251
1,151		Kenedix Residential Investment Corp	2,012
700		Kenedix Retail REIT Corp	1,605
289,885		Kennedy-Wilson Holdings, Inc	7,070
1,673,617		Keppel DC REIT	2,809
2,174,891	e	Keppel REIT	1,951
1,050,914		Keppel-KBS US REIT	771
649,000		Kerry Properties Ltd	1,828
66,116	*	K-fast Holding AB	466
155,529		Killam Apartment Real Estate Investment Trust	2,665
126,481		Kilroy Realty Corp	9,666
52,619		Kimco Realty Corp	1,300
373,800		Kindom Construction Co	469
188,035		Kite Realty Group Trust	4,282
2,059,142		Kiwi Property Group Ltd	1,566
41,122		Klepierre	1,095
150,134	e	Kojamo Oyj	3,607
163,786		Korea Real Estate Investment Trust Co	316
906,406		KWG Group Holdings Ltd	370
2,703,800		KWG Living Group Holdings Ltd	997
86,425		Lamar Advertising Co	10,041
70,107	*	Lamda Development S.A.	483
9,660,077		Land and Houses PCL Co Reg	2,756
208,314		Land Securities Group plc	2,137
62,342		Lar Espana Real Estate Socimi S.A.	341
2,171		LaSalle Logiport REIT	3,123
283,000	*	Leading Holdings Group Ltd	147
20,645		LEG Immobilien AG.	2,351
706,989		Lend Lease Corp Ltd	5,893
1,122,826	e	Lendlease Global Commercial REIT	640
164,443	*	Leopalace21 Corp	271
242,686		Lexington Realty Trust	3,810
42,241		Life Storage, Inc	5,932
118,892		Lifestyle Communities Ltd	1,504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,569,426		Link REIT	$21,882
21,709,000	*	Lippo Karawaci Tbk PT	198
283,067		LOG Commercial Properties e Participacoes S.A.	1,723
1,152,528	e	Logan Property Holdings Co Ltd	325
2,262,322		LondonMetric Property plc	8,183
2,039,593	g	Longfor Properties Co Ltd	10,433
139,094		LOTTE Reit Co Ltd	664
32,870		LTC Properties, Inc	1,265
1,084,000	*,e	LVGEM China Real Estate Investment Co Ltd	120
1,842,649		LXI REIT plc	3,579
676,674		Mabanee Co KPSC	2,046
181,412		Macerich Co	2,837
167,493	*	Mack-Cali Realty Corp	2,913
1,088,154		Macquarie CountryWide Trust	3,412
1,334,600	g	Macquarie Mexico Real Estate Management SA de CV	1,598
1,112,800		Mah Sing Group BHD	180
1,801,550		Manulife US Real Estate Investment Trust	1,214
35,779	*,†,e	Mapeley Ltd	0^
2,212,484		Mapletree Commercial Trust	3,078
2,431,047		Mapletree Industrial Trust	4,813
3,345,587		Mapletree Logistics Trust	4,546
2,883,800		Mapletree North Asia Commercial Trust	2,609
179,728		Marcus & Millichap, Inc	9,468
524,300		Matrix Concepts Holdings BHD	296
833,100	*	MBK PCL	312
179,904		Medical Properties Trust, Inc	3,803
28,865		Mega Or Holdings Ltd	1,131
14,048,000		Megaworld Corp	812
25,617	*	Melisron Ltd	2,131
84,087		Mercialys S.A	833
429,857		Merlin Properties Socimi S.A.	5,026
33,880	g	Metrovacesa S.A.	287
161,604		MGM Growth Properties LLC	6,254
14,206		Mid-America Apartment Communities, Inc	2,975
400,800	e,g	Midea Real Estate Holding Ltd	799
150,400	g	Mindspace Business Parks REIT	688
21,388	g	Minto Apartment Real Estate REIT NPV	367
2,257		Mirai Corp	978
4,084,638		Mirvac Group	7,574
1,197,144		Mitsubishi Estate Co Ltd	17,826
444		Mitsubishi Estate Logistics REIT Investment Corp	1,727
958,785		Mitsui Fudosan Co Ltd	20,520
959		Mitsui Fudosan Logistics Park, Inc	4,530
8,065		Mobimo Holding AG.	2,573
17,276		Montea C.V.A	2,252
10,353		Morguard Corp	1,142
33,914		Morguard North American Resid	532
3,032		Mori Hills REIT Investment Corp	3,756
378		Mori Trust Hotel Reit, Inc	392
1,208		Mori Trust Sogo Reit, Inc	1,416
356,700		Multiplan Empreendimentos Imobiliarios S.A.	1,834
17,234	*,e	Nam Tai Property, Inc	108
36,851		National Health Investors, Inc	2,175
1,030,883	*	National Real Estate Co KPSC	780
13,993		National Retail Properties, Inc	629
471,582		National Storage Affiliates Trust	29,597
1,388,756		National Storage REIT	2,794
2,428,000		Neo-China Land Group Holdings Ltd	218
480,949		NEPI Rockcastle plc	3,203
21,640		NESCO Ltd	157
67,448		NETSTREIT Corp	1,514
1,638,193		New World Development Co Ltd	6,646
334,756		Newmark Group, Inc	5,329
47,914		Nexity	1,687

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,867		NexPoint Residential Trust, Inc	$5,497
551		Nippon Accommodations Fund, Inc	2,897
1,484		Nippon Building Fund, Inc	8,418
2,106		Nippon ProLogis REIT, Inc	6,149
538		NIPPON REIT Investment Corp	1,688
77,425		Nomura Real Estate Holdings, Inc	1,854
4,504		Nomura Real Estate Master Fund, Inc	5,954
128,199		NorthWest Healthcare Properties Real Estate Investment Trust	1,412
23,979		NSI NV	1,053
220,205		Nyfosa AB	3,148
154,173	*	Oberoi Realty Ltd	1,900
40,101		Office Properties Income Trust	1,032
91,422		Omega Healthcare Investors, Inc	2,849
14,068	e	One Liberty Properties, Inc	433
284		One REIT, Inc	698
432,282	*,e	Opendoor Technologies, Inc	3,739
729,300		Origin Property PCL	249
50,789		Orion Office REIT, Inc	711
1,850		Orix JREIT, Inc	2,509
2,461,674		OUE Commercial Real Estate Investment Trust	761
581,106		Outfront Media, Inc	16,521
726,822		Overseas Union Enterprise Ltd	708
23,455,200	*	Pakuwon Jati Tbk PT	789
1,873,970		Palm Hills Developments SAE	159
111,798	*,e	Pandox AB	1,684
407,264		Paramount Group, Inc	4,443
200,397		Park Hotels & Resorts, Inc	3,914
514,124		Parkway Life Real Estate Investment Trust	1,780
470,349	*	Parque Arauco S.A.	491
79,622		Patrizia Immobilien AG.	1,503
9,712		Peach Property Group AG.	598
110,130		Pebblebrook Hotel Trust	2,696
113,495	*	PEXA Group Ltd	1,500
260,748	e	Phillips Edison & Co, Inc	8,967
114,580		Phoenix Mills Ltd	1,656
185,812		Physicians Realty Trust	3,259
644,491		Picton Property Income Ltd	830
240,310		Piedmont Office Realty Trust, Inc	4,138
974,100		PLA Administradora Industrial S de RL de C.V.	1,372
73,146		Platzer Fastigheter Holding AB	903
375,850		Plaza S.A.	389
62,139		Plymouth Industrial REIT, Inc	1,684
2,571,000		Poly Hong Kong Investment Ltd	649
806,962		Poly Real Estate Group Co Ltd	2,252
11,729		Postal Realty Trust, Inc	197
112,512		PotlatchDeltic Corp	5,933
161,500		Powerlong Commercial Management Holdings Ltd	126
2,058,000	e	Powerlong Real Estate Holdings Ltd	539
6,926		Prashkovsky Investments and Construction Ltd	334
1,538,376		Precinct Properties New Zealand Ltd	1,670
43,821		Preferred Apartment Communities, Inc	1,093
1,678		Premier Investment Co	2,217
149,244		Prestige Estates Projects Ltd	966
87,495		Primaris REIT	1,084
1,614,439		Primary Health Properties plc	3,137
542,800		Prime US REIT	409
1,247,000		Prince Housing & Development Corp	570
573,100		ProLogis Property Mexico S.A. de C.V.	1,496
1,938,800		Prologis, Inc	313,077
3,451	*	Property & Building Corp	464
1,304,000		Prosperity REIT	474
715,600		Pruksa Holding PCL	294
5,383		PS Business Parks, Inc	905
88,945		PSP Swiss Property AG.	11,681

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,402,900		PT Ciputra Development Tbk	$826
16,315,400	*,†	PT Hanson International Tbk	0^
165,966		Public Storage, Inc	64,773
14,267,700		Puradelta Lestari Tbk PT	184
8,864,400		Quality House PCL	612
902,000	e	Radiance Holdings Group Co Ltd	505
130,779		Rayonier, Inc	5,378
34,771		Re/Max Holdings, Inc	964
93,890	*	Real Matters, Inc	400
98,151	*	Realogy Holdings Corp	1,539
176,730	e	Realty Income Corp	12,247
1,086,000	e,g	Redco Properties Group Ltd	336
7,995,351		Redefine Properties Ltd	2,528
12,558	*,e	Redfin Corp	227
1,048,000	e	Redsun Properties Group Ltd	349
443,418		Regency Centers Corp	31,633
487,471	g	Regional REIT Ltd	560
194,174		Reit Ltd	1,313
138,928		Relo Holdings, Inc	2,067
364,469	e	Resilient REIT Ltd	1,521
12,144		Retail Estates NV	990
102,100		Retail Opportunities Investment Corp	1,980
19,530		Retail Value, Inc	60
1,255,090		Rexford Industrial Realty, Inc	93,617
220,780		RioCan Real Estate Investment Trust	4,456
409,163		RiseSun Real Estate Development Co Ltd	287
142,187		RLJ Lodging Trust	2,002
89,097		RMR Group, Inc	2,771
243,000		Road King Infrastructure	209
2,409,500		Robinsons Land Corp	951
573,500	e	Ronshine China Holdings Ltd	170
133,493		RPT Realty	1,838
1,285,708		Ruentex Development Co Ltd	3,525
420,001		Rural Funds Group	920
18,590	*	Ryman Hospitality Properties	1,725
480,801		Sabra Healthcare REIT, Inc	7,159
6,887	e	Safehold, Inc	382
671,061		Safestore Holdings plc	11,813
169,609		Sagax AB	5,147
444,872	e	Samhallsbyggnadsbolaget i - D	1,301
1,152,702	e	Samhallsbyggnadsbolaget i Norden AB	5,145
41,130		SAMTY Co Ltd	738
467		Samty Residential Investment Corp	482
11,542,700		Sansiri PCL	421
1,063,500		Sasseur Real Estate Investment Trust	663
95,958	*	Saudi Real Estate Co	538
2,266		Saul Centers, Inc	119
173,588		Savills plc	2,524
120,506		SBA Communications Corp	41,466
1,843,600		SC Asset Corp PCL	210
656,000	*,e	SCE Intelligent Commercial Management Holdings Ltd	167
5,452,021		Scentre Group	12,396
1,727,461		Seazen Group Ltd	922
83,298		Seazen Holdings Co Ltd	421
314,478		Secure Income REIT plc	1,869
333,732		Segro plc	5,867
4,958		Sekisui House Reit, Inc	3,280
47,834		Selvaag Bolig ASA	270
35,023	*,e	Seritage Growth Properties	443
525,434		Service Properties Trust	4,640
232,115		Shaftesbury plc	1,873
336,500		Shanghai Jinqiao Export Processing Zone Development Co Ltd	315
90,037		Shanghai Lingang Holdings Corp Ltd	200
1,763,492		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,651

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,049		Shanghai Zhangjiang High-Tech Park Development Co Ltd	$99
3,292,000		Shenzhen Investment Ltd	732
928,370	e	Shimao Property Holdings Ltd	518
991,000	e,g	Shimao Services Holdings Ltd	525
760,000		Shinsun Holdings Group Co Ltd	69
1,340,964		Shopping Centres Australasia Property Group	2,917
2,134,000		Shoucheng Holdings Ltd	315
9,158,000		Shui On Land Ltd	1,394
1,257,469	*	Shun TAK Holdings Ltd	275
33,424		Shurgard Self Storage Europe Sarl	2,070
2,406,600		Sime Darby Property BHD	338
1,137,093		Simon Property Group, Inc	149,596
2,195,600	*	Singha Estate PCL	130
3,466,648		Sino Land Co	4,470
3,721,000		Sino-Ocean Land Holdings Ltd	787
311,000		Sinyi Realty Co	400
1,388,680		Sirius Real Estate Ltd	2,288
552,630		SITE Centers Corp	9,234
9,526		SK D&D Co Ltd	235
3,642,000		Skyfame Realty Holdings Ltd	325
69,916	e	SL Green Realty Corp	5,676
99,806		Slate Grocery REIT	1,364
11,296,188		SM Prime Holdings	8,236
87,008		SmartCentres Real Estate Investment Trust	2,285
43,812		Sobha Ltd	406
2,012,500	*,e	Soho China Ltd	389
749		SOSiLA Logistics REIT, Inc	987
1,607,100		SP Setia BHD	482
54,307		Sparkassen Immobilien AG.	1,329
1,239,400	e	SPH REIT	885
307,744		Spirit Realty Capital, Inc	14,162
7,100	*	SRE Holdings Corp	194
45,598		St. Joe Co	2,701
656,316		STAG Industrial, Inc	27,139
2,890		Star Asia Investment Corp	1,474
1,658,029		Starhill Global REIT	744
69,800		Starts Corp, Inc	1,366
279		Starts Proceed Investment Corp	545
1,499,997		Stockland Trust Group	4,754
1,073,000		StorageVault Canada, Inc	5,991
405,169		STORE Capital Corp	11,843
254,106		Sumitomo Realty & Development Co Ltd	7,032
9,487,400	*	Summarecon Agung Tbk PT	507
987,649	*	Summit Hotel Properties, Inc	9,837
99,206		Summit Industrial Income REIT	1,747
44,998	*	Summit Real Estate Holdings Ltd	1,028
227,557		Sun Communities, Inc	39,888
92,580		Sun Frontier Fudousan Co Ltd	793
1,425,123		Sun Hung Kai Properties Ltd	16,955
3,507,197	e	Sunac China Holdings Ltd	2,013
1,274,000	g	Sunac Services Holdings Ltd	777
792,000	e	Sunkwan Properties Group Ltd	181
1,043,000		Sunlight Real Estate Investment Trust	513
274,492	*	Sunstone Hotel Investors, Inc	3,234
2,438,900		Suntec Real Estate Investment Trust	3,136
58,337		Sunteck Realty Ltd	334
2,103,200		Sunway Real Estate Investment	705
2,669,100		Supalai PCL	1,739
514,628		Swire Pacific Ltd (Class A)	3,130
1,225,971		Swire Properties Ltd	3,030
82,593		Swiss Prime Site AG.	8,146
319,422		TAG Tegernsee Immobilien und Beteiligungs AG.	7,233
640		Takara Leben Real Estate Investment Corp	647
1,057,069		Talaat Moustafa Group	488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
65,780		Tanger Factory Outlet Centers, Inc	$1,131
827,046		Target Healthcare REIT plc	1,217
19,061	*	Tejon Ranch Co	348
114,976		Terreno Realty Corp	8,514
482,000	e	Times Neighborhood Holdings Ltd	141
16,571	*,e	TKP Corp	173
41,480	e	TOC Co Ltd	226
295,393		Tokyo Tatemono Co Ltd	4,427
742,300		Tokyu Fudosan Holdings Corp	4,074
1,012		Tokyu REIT, Inc	1,638
44,143		Tosei Corp	421
318,300	e	Tricon Capital Group, Inc	5,059
8,814,158		Tritax Big Box REIT plc	27,908
17,634,262	g	Tritax EuroBox plc	24,390
19,431		UDR, Inc	1,115
847,737		UK Commercial Property REIT Ltd	979
61,529		UMH Properties, Inc	1,513
15,476	*	Unibail-Rodamco-Westfield	1,167
10,941	*	Unibail-Rodamco-Westfield	820
643,492		Unite Group plc	9,747
2,145,152		United Development Co PSC	866
4,806		United Urban Investment Corp	5,539
165,860		Uniti Group, Inc	2,282
2,672	e	Universal Health Realty Income Trust	156
486,933		UOL Group Ltd	2,521
99,239		Urban Edge Properties	1,895
552,496		Urban Logistics REIT plc	1,383
26,723		Urstadt Biddle Properties, Inc (Class A)	503
17,479		Vastned Retail NV	525
552,844		Ventas, Inc	34,144
9,449		VGP NV	2,418
716,686		VICI Properties, Inc	20,397
4,055,221		Vicinity Centres	5,627
3,131,000		Vista Land & Lifescapes, Inc	157
15,165		Vornado Realty Trust	687
943,759		Vukile Property Fund Ltd	906
199,762		Wallenstam AB	2,900
811,674		Warehouse REIT plc	1,851
345,920		Warehouses De Pauw CVA	14,925
81,534		Washington REIT	2,079
377,521		Watkin Jones plc	1,270
1,366,291		Waypoint REIT	2,719
417,934		Welltower, Inc	40,180
39,458	e	Wereldhave NV	769
728,586		Weyerhaeuser Co	27,613
10,180,400		WHA Corp PCL	1,031
1,509,606		Wharf Holdings Ltd	4,598
1,776,897		Wharf Real Estate Investment Co Ltd	8,782
40,301	e	Whitestone REIT	534
167,836		Wihlborgs Fastigheter AB	3,511
162,314		Workspace Group plc	1,450
8,758		WP Carey, Inc	708
97,385	*	Xenia Hotels & Resorts, Inc	1,879
25,780	e	Xior Student Housing NV	1,440
664,342		Yanlord Land Group Ltd	605
9,050		YH Dimri Construction & Development Ltd	838
398,000	e	Yincheng International Holding Co Ltd	128
465,000		YTL Hospitality REIT	107
1,633,426		Yuexiu Property Co Ltd	1,616
3,173,000		Yuexiu Real Estate Investment Trust	1,363
2,073,000	e	Yuzhou Group Holdings Co Ltd	106
570,000	e	Zensun Enterprises Ltd	269
135,300		Zhejiang China Commodities City Group Co Ltd	107
701,000	e	Zhongliang Holdings Group Co Ltd	193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,338,000		Zhuguang Holdings Group Co Ltd	$391
59,524	*	Zillow Group, Inc (Class A)	2,871
167,259	*	Zillow Group, Inc (Class C)	8,244
		TOTAL REAL ESTATE	3,870,782
RETAILING - 5.1%
77,245	*	1-800-FLOWERS.COM, Inc (Class A)	986
1,879	*	1stdibs.com, Inc	15
86,584		Aaron's Co, Inc	1,739
69,000		ABC-Mart, Inc	2,601
47,846	*	Abercrombie & Fitch Co (Class A)	1,531
47,124	*	About You Holding SE	649
2,818,826		Abu Dhabi National Oil Co for Distribution PJSC	3,219
230,788		Academy Sports & Outdoors, Inc	9,093
451,614		Accent Group Ltd	573
6,852,100		Ace Hardware Indonesia Tbk PT	489
27,330		Adastria Holdings Co Ltd	429
58,215		Advance Auto Parts, Inc	12,048
431	*,e	aka Brands Holding Corp	2
23,695,244	*	Alibaba Group Holding Ltd	323,362
2,883,829	*,e	Alibaba Health Information Technology Ltd	1,825
546,943	*,g	Allegro.eu S.A.	4,581
1,256,200		AllHome Corp	184
15,990	e	Alpen Co Ltd	267
875,436	*	Amazon.com, Inc	2,853,878
17,674	e	American Eagle Outfitters, Inc	297
20,458,452		Americanas S.A.	140,299
541,504	*	Americanas S.A.	3,653
1,632	*	America's Car-Mart, Inc	131
379,531	*,e	AO World plc	436
34,600	e	AOKI Holdings, Inc	164
191,202		AP Eagers Ltd	2,017
4,060,000	*,e	Apollo Future Mobility Group Ltd	190
26,203	*,e,g	Aramis Group SAS	207
23,222		Arata Corp	691
30,576		Arc Land Sakamoto Co Ltd	378
104,652	*	Aritzia, Inc	4,272
39,594		Arko Corp	360
5,180	*	Asbury Automotive Group, Inc	830
250,628		ASKUL Corp	3,290
195,502	*	ASOS plc	4,113
341,015	*	Auction Technology Group plc	4,381
696	*,g	Auto1 Group SE	8
83,788		Autobacs Seven Co Ltd	921
29,737	*	AutoCanada, Inc	862
85,172	*	Autonation, Inc	8,481
19,985	*,n	AutoZone, Inc	40,861
3,201,714		B&M European Value Retail S.A.	22,400
32,887	g	B&S Group Sarl	258
1,269,286	*,e	Baozun, Inc (ADR)	10,890
399,605		Bapcor Ltd	1,905
39,031	*	Barnes & Noble Education, Inc	140
70,653		Bath & Body Works, Inc	3,377
125,324	*,e	Bed Bath & Beyond, Inc	2,824
56,805	e	Belluna Co Ltd	336
1,112,000		Berjaya Auto BHD	473
234,263		Best Buy Co, Inc	21,295
368,189	*,e	BHG Group AB	2,429
112,900	e	BIC CAMERA, Inc	1,000
19,014	e	Big 5 Sporting Goods Corp	326
29,384	e	Big Lots, Inc	1,017
25,154	*	Bike24 Holding AG.	272
85,063		Bilia AB	1,211
1,224,160	*	boohoo.com plc	1,418

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,169	*	Boot Barn Holdings, Inc	$2,196
60,569	*,e,g	Boozt AB	773
47,568		Buckle, Inc	1,572
388,401	*	Burlington Stores, Inc	70,755
124,700	*	C&A Modas Ltd	144
4,842		Caleres, Inc	94
100,434	e	Camping World Holdings, Inc	2,807
88,535		Canadian Tire Corp Ltd	13,368
39,300	*,e	Cango, Inc (ADR)	102
47,350	*,e	CarLotz, Inc	65
346,269	*	CarMax, Inc	33,408
229,742	*	CarParts.com, Inc	1,539
21,320	*	Cartrade Tech Ltd	162
77,456	*	Carvana Co	9,240
18,650		Cato Corp (Class A)	273
196,670		Ceconomy AG	741
1,807,465		Central Retail Corp PCL	2,151
168,883	*,e	Cettire Ltd	142
397,410	*	Chico's FAS, Inc	1,908
249,877	*	Children's Place, Inc	12,319
984,000		China Harmony New Energy Auto Holding Ltd	498
127,601		China International Travel Service Corp Ltd	3,282
608,629		China Meidong Auto Holdings Ltd	2,313
222,000		China Tobacco International HK Co Ltd	377
2,089,800		Chow Tai Fook Jewellery Group Ltd	3,774
961	*,e	Citi Trends, Inc	29
234,568	*,e	City Chic Collective Ltd	592
45,324		Clas Ohlson AB (B Shares)	515
1,354,400		Com7 PCL (Foreign)	1,743
16,310	*	Conn's, Inc	251
29,290	*	Container Store Group, Inc	239
620,983	*,e	Coupang, Inc	10,979
6,792		Cuckoo Homesys Co Ltd	197
38,500	*	Dada Nexus Ltd (ADR)	352
181,946		DCM Holdings Co Ltd	1,571
60,223		Delek Automotive Systems Ltd	927
821,147	*,g	Deliveroo plc	1,211
169,397	*,g	Delivery Hero AG.	7,383
60,600	*	Demae-Can Co Ltd	386
44,726	*,e	Desenio Group AB	40
537,603	*	Designer Brands, Inc	7,263
4,738	e	Dick's Sporting Goods, Inc	474
26,771		Dieteren S.A.	4,508
5,062	e	Dillard's, Inc (Class A)	1,359
1,347,043		Dixons Carphone plc	1,597
1,007,256		Dogan Sirketler Grubu Holdings	227
702,960		Dohome PCL	451
247,835		Dollar General Corp	55,176
240,638	*	Dollar Tree, Inc	38,538
604,205		Dollarama, Inc	34,266
430,932		Don Quijote Co Ltd	6,895
144,053	*	DoorDash, Inc	16,882
24,400		Doshisha Co Ltd	298
157,179	*	Dufry Group	6,614
2,832	*	Duluth Holdings, Inc	35
147,829		Dunelm Group plc	2,106
83,290	e,g	Dustin Group AB	713
998,694		eBay, Inc	57,185
93,678	e	EDION Corp	870
144,254	*	Etsy, Inc	17,928
183,092	g	Europris ASA	1,175
851,000		Far Eastern Department Stores Co Ltd	629
29,185	*	Farfetch Ltd	441
37,590		Fast Retailing Co Ltd	19,271

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
75,079	*	Fawaz Abdulaziz Al Hokair & Co	$297
31,887		Fielmann AG.	1,736
75,201	*	Five Below, Inc	11,910
30,992	*,e	Fiverr International Ltd	2,358
103,258	*	Floor & Decor Holdings, Inc	8,364
19,217		Fnac Darty SA	985
36,198		Foot Locker, Inc	1,074
403,375		Foschini Ltd	4,068
8,381		Fox Wizel Ltd	1,340
20,665		Franchise Group, Inc	856
454,055	*	Frasers Group plc	3,758
358,758	*	Funko, Inc	6,189
276,022	*	Future Enterprises Ltd	114
70,048	*,e	GameStop Corp (Class A)	11,669
496,672		Gap, Inc	6,993
11,715	*	Genesco, Inc	745
45,892		Genuine Parts Co	5,783
23,700		Geo Holdings Corp	243
92,461	*	Global Fashion Group S.A.	172
7,601,885	*,e	GOME Electrical Appliances Holdings Ltd	471
9,170	*,e	Greenlane Holdings Inc	5
14,382		Group 1 Automotive, Inc	2,414
16,331	*,e	Groupon, Inc	314
26,668	*,e	GrowGeneration Corp	246
99,800	*	Grupo SBF S.A.	530
78,993	e	Guess?, Inc	1,726
76,700		Gulliver International Co Ltd	456
501,775		Halfords Group plc	1,622
115,025		Hankyu Department Stores, Inc	795
679,694		Harvey Norman Holdings Ltd	2,709
10,107		Haverty Furniture Cos, Inc	277
3,116,000	*,e	HengTen Networks Group Ltd	835
996,392	e	Hennes & Mauritz AB (B Shares)	13,379
4,116		Hibbett Sports, Inc	183
19,822		Hikari Tsushin, Inc	2,253
1,674,847		Home Depot, Inc	501,332
6,288,467		Home Product Center PCL	2,988
25,994	*	Home24 SE	195
683,000	e	Hong Kong Television Network Ltd	603
12,939		Hornbach Holding AG. & Co KGaA	1,631
324,482		Hotai Motor Co Ltd	6,727
34,773	e	Hotel Shilla Co Ltd	2,313
2,285,000	*,†	Hsin Chong Group Holdings Ltd	3
17,908		Hyundai Department Store Co Ltd	1,112
5,043		Hyundai Home Shopping Network Corp	249
454,049		Inchcape plc	3,973
1,041,458		Industria De Diseno Textil S.A.	22,709
396,300		Isetan Mitsukoshi Holdings Ltd	3,119
39,800	e	Izumi Co Ltd	1,048
304,900		J Front Retailing Co Ltd	2,473
66,262		Jarir Marketing Co	3,472
145,668		JB Hi-Fi Ltd	5,888
250,350	*,e,g	JD Health International, Inc	1,499
2,689,930	*	JD Sports Fashion plc	5,183
3,640,964	*	JD.com, Inc	103,458
16,142		JINS Holdings, Inc	761
43,616	e	JOANN, Inc	498
15,820		Joshin Denki Co Ltd	248
66,074		Joyful Honda Co Ltd	808
116,092		JUMBO S.A.	1,730
288,557	*,g	Just Eat Takeaway.com NV	9,678
36,842	e	Kamux Corp	454
30,787		Keiyo Co Ltd	224
311,715		Kering	196,794

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
489,274		Kingfisher plc	$1,633
13,000	*	Kintetsu Department Store Co Ltd	272
2,941	*,e	Kirkland's, Inc	27
114,767	*,e	Kogan.com Ltd	485
71,320		Kohl's Corp	4,312
74,305		Kohnan Shoji Co Ltd	2,124
126,152		Komeri Co Ltd	2,712
28,068	*	Koreacenter Co Ltd	148
499,328		K's Holdings Corp	5,147
12,435	*	Lands' End, Inc	210
6,507	*,e	Lazydays Holdings, Inc	131
154,825	*,e	Leslie's, Inc	2,997
465,500	*	Lifestyle International Holdings Ltd	223
16,378	*	Liquidity Services, Inc	280
27,378		Lithia Motors, Inc (Class A)	8,217
89,343		LKQ Corp	4,057
174,000		Lojas Quero Quero S	375
1,053,480		Lojas Renner S.A.	6,085
9,958		LOTTE Himart Co Ltd	203
13,697		Lotte Shopping Co Ltd	1,076
62,358		Lovisa Holdings Ltd	866
1,682,966		Lowe's Companies, Inc	340,279
473,561		Luk Fook Holdings International Ltd	1,148
265	*	Lulu's Fashion Lounge Holdings, Inc	2
26,468	*	Lumber Liquidators, Inc	371
444,708		Macy's, Inc	10,833
6,681,325		Magazine Luiza S.A.	9,571
36,517	e,g	Maisons du Monde S.A.	702
517,200	*,e,g	Maoyan Entertainment	427
19,262	*	MarineMax, Inc	775
69,144,100		Matahari Department Store Tbk PT	29,848
46,066		Matas A.S.	660
28,516	*	Matsuya Co Ltd	178
10,571	e	Media Do Holdings Co Ltd	219
4,486,835	*,g	Meituan Dianping (Class B)	84,998
57,846	*	Mekonomen AB	681
6,477	*	MercadoLibre, Inc	7,704
222,800	*	Mercari, Inc	5,751
261,070	*	Mister Spex SE	2,513
8,272,800	*	Mitra Adiperkasa Tbk PT	506
55,540		Mobilezone Holding AG.	981
48,000		momo.com, Inc	1,560
38,772		Monro Muffler, Inc	1,719
177,786	*	Moonpig Group plc	518
183,349		Motus Holdings Ltd	1,346
278,125		Mr Price Group Ltd	4,106
244,500	*,e,g	Mulsanne Group Holding Ltd	115
6,595		Murphy USA, Inc	1,319
36,569	*	Musti Group Oyj	965
14,900		Nafco Co Ltd	208
332,563		Naspers Ltd (N Shares)	37,560
10,422	*	National Vision Holdings, Inc	454
71,255		Next plc	5,604
54,320		Nextage Co Ltd	981
80,031		Nick Scali Ltd	675
43,135	e	Nishimatsuya Chain Co Ltd	555
77,617		Nitori Co Ltd	9,765
35,962		Nojima Corp	680
15,613	e	Nordstrom, Inc	423
123,770	*	ODP Corp	5,672
27,500	*	Oisix ra daichi, Inc	674
60,799	*	Ollie's Bargain Outlet Holdings, Inc	2,612
8,502		OneWater Marine, Inc	293
64,553	*	O'Reilly Automotive, Inc	44,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,587	*,e	Overstock.com, Inc	$246
59,677	*,†,e	Ozon Holdings plc (ADR)	1
303,200		Padini Holdings BHD	249
21,628		Pal Co Ltd	275
347,815		Paltac Corp	12,925
57,273	*	Party City Holdco, Inc	205
97,000		PChome Online Inc	308
30,107		Penske Auto Group, Inc	2,822
886,325	g	Pepkor Holdings Ltd	1,407
368,800		Pet Center Comercio e Participacoes S.A.	1,445
33,688		Pet Valu Holdings Ltd	902
277,638	*,e	Petco Health & Wellness Co, Inc	5,433
4,969	e	PetMed Express, Inc	128
581,514		Pets at Home Group plc	2,747
1,879,421	*	Pinduoduo, Inc (ADR)	75,384
343,659	*,e,g	Ping An Healthcare and Technology Co Ltd	888
50,979		Pool Corp	21,556
10,541	*,e	Porch Group, Inc	73
2,615,000	*	Pou Sheng International Holdings Ltd	298
56,000		Poya Co Ltd	758
242,378		Premier Investments Ltd	4,957
1,088,205		Prosus NV	58,685
796,200		PTG Energy PCL (Foreign)	322
3,188,900		PTT Oil & Retail Business PCL	2,389
53,717	*,e	Puuilo Oyj	397
13,291	*	Quotient Technology, Inc	85
340,251		Qurate Retail Group, Inc QVC Group	1,620
396,365	*	Rakuten, Inc	3,117
101,992	*,e	RealReal, Inc	740
216,780	*	Redbubble Ltd	248
6,075	*	Rent the Runway, Inc	42
98,458		Rent-A-Center, Inc	2,480
13,272	*	Retailors Ltd	310
30,406	*	Revolve Group, Inc	1,632
25,274	*	RH	8,242
300,273		Ross Stores, Inc	27,163
50,053		Rvrc Holding AB	413
160,340		Ryohin Keikaku Co Ltd	1,860
1,497,831	*,e	SA SA International Holdings Ltd	263
3,018,717		SACI Falabella	9,649
13,657	*	Sally Beauty Holdings, Inc	213
55,600	e	Sanrio Co Ltd	1,135
20,302		Saudi Co For Hardware CJSC	237
70,781		Seria Co Ltd	1,607
105,104		Shanghai Yuyuan Tourist Mart Group Co Ltd	168
50,583	*,e	Shift Technologies, Inc	111
36,200		Shimamura Co Ltd	3,217
8,866		Shinsegae Co Ltd	1,862
2,841		Shinsegae International Co Ltd	371
3,494		Shoe Carnival, Inc	102
22,325		Shutterstock, Inc	2,078
22,927		Signet Jewelers Ltd	1,667
368,300		Singer Thailand PCL	596
41,732	g	Sleep Country Canada Holdings, Inc	975
12,402	*	Sleep Number Corp	629
36,589	*,g	SMCP S.A.	278
67,792		Sonic Automotive, Inc (Class A)	2,882
308,003	*	Sportsman's Warehouse Holdings, Inc	3,293
11,051	*	Stitch Fix Inc	111
507,724	*	Suning.com Co Ltd	275
477,459		Super Group Ltd	958
179,843		Super Retail Group Ltd	1,382
3,617		Tadiran Holdings Ltd	587
166,551		Takashimaya Co Ltd	1,579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,794		Takkt AG.	$702
775,036		Target Corp	164,478
20,369		Telepark Corp	272
100,146	*,e	Temple & Webster Group Ltd	498
3,217,830	*	THG Holdings Ltd	3,863
21,985		Tilly's, Inc	206
3,223,734		TJX Companies, Inc	195,294
84,826		Tokmanni Group Corp	1,405
1,827,489	g	Topsports International Holdings Ltd	1,519
10,505	*,e	Torrid Holdings, Inc	64
114,655		Tractor Supply Co	26,757
1,469	*	TravelCenters of America, Inc	63
196,554		Trent Ltd	3,290
499,957		Truworths International Ltd	1,996
81,067	*	Ulta Beauty, Inc	32,283
198,099	e	United Arrows Ltd	2,933
35,743		United Electronics Co	1,264
343,218	*	Urban Outfitters, Inc	8,618
348,773		USS Co Ltd	5,861
239,300	*,e	Uxin Ltd (ADR)	244
4,600	*	Valora Holding AG.	858
1,563,900	*	Via S	1,370
1,288,472		Vibra Energia S.A.	6,327
150,651	*	Victorian Plumbing PLC	96
20,665	*	Victoria's Secret & Co	1,061
6,644,079	*	Vipshop Holdings Ltd (ADR)	59,797
508,543	g	Vivo Energy plc	913
9,315	*	V-Mart Retail Ltd	486
111,170	*,e	Vroom, Inc	296
71,988		VT Holdings Co Ltd	262
72,587	*,e	Wayfair, Inc	8,041
1,324,213		Wesfarmers Ltd	49,691
11,798	*	Westwing Group AG.	145
158,843	*	WH Smith plc	2,967
530,514		Wickes Group plc	1,278
1,737,600		Wilcon Depot, Inc	907
109,355		Williams-Sonoma, Inc	15,856
2,175		Winmark Corp	478
1,092,362		Woolworths Holdings Ltd	4,303
141,500	e	Workman Co Ltd	5,783
289,183		Wuchan Zhongda Group Co Ltd	242
21,142		Xebio Co Ltd	163
476,000		Xinhua Winshare Publishing and Media Co Ltd	345
4,106	*,e	Xometry, Inc	151
154,801	g	XXL ASA	196
1,116,100	*	Yamada Denki Co Ltd	3,470
41,633		Yellow Hat Ltd	534
387,202	*,g	Zalando SE	19,606
655,572		Zhongsheng Group Holdings Ltd	4,609
1,752,543	*	Zomato Ltd	1,887
134,330		ZOZO Inc	3,587
72,429	*	Zumiez, Inc	2,768
		TOTAL RETAILING	6,540,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
285,000		A-DATA Technology Co Ltd	832
3,955,857	*,n	Advanced Micro Devices, Inc	432,533
44,821	*	Advanced Micro-Fabrication Equipment, Inc China	817
138,000		Advanced Wireless Semiconductor Co	477
175,100		Advantest Corp	13,671
322,100		AEM Holdings Ltd	1,116
272,896		Aixtron AG.	5,952
118,000		Alchip Technologies Ltd	4,458
40,455	*	Allegro MicroSystems, Inc	1,149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
136,546	*	Alpha & Omega Semiconductor Ltd	$7,462
336,654	*,e	Alphawave IP Group plc	783
74,000		Amazing Microelectronic Corp	458
77,162	*	Ambarella, Inc	8,096
497,400		Amkor Technology, Inc	10,804
333,716	*	ams AG.	5,108
623,072		Analog Devices, Inc	102,919
45,000		Andes Technology Corp	625
93,000		AP Memory Technology Corp	1,002
2,552,503		Applied Materials, Inc	336,420
505,000		Ardentec Corp	875
2,253,925		ASE Technology Holding Co Ltd	8,032
55,391		ASM International NV	20,170
1,911,700		ASM Pacific Technology	19,246
30,231		ASMedia Technology, Inc	2,020
893,639		ASML Holding NV	597,149
23,589		ASML Holding NV	15,756
50,000		ASPEED Technology, Inc	5,628
2,602	*,e	Atomera, Inc	34
24,871	*	Axcelis Technologies, Inc	1,879
34,753	*	AXT, Inc	244
117,582		BE Semiconductor Industries NV	10,023
321,000	e	BOE Varitronix Ltd	376
60,577	*	Borosil Renewables Ltd	458
1,183,578	n	Broadcom, Inc	745,275
142,207		Brooks Automation, Inc	11,786
36,499	*	Camtek Ltd	1,126
3,205	*	Ceva, Inc	130
196,000		Chang Wah Technology Co Ltd	678
11,538	*,†	China Energy Savings Technology, Inc	0
46,136		China Resources Microelectronics Ltd	395
742,000		Chipbond Technology Corp	1,776
2,592,000		ChipMOS Technologies, Inc	4,594
66,092	*	Cirrus Logic, Inc	5,604
8,245		CMC Materials, Inc	1,529
25,508	*	Cohu, Inc	755
6,664	*	Credo Technology Group Holding Ltd	101
513,200		D&O Green Technologies Bhd	542
255,839	*	Daqo New Energy Corp (ADR)	10,571
20,238	*	Diodes, Inc	1,760
31,380		Disco Corp	8,775
46,344		Dongbu HiTek Co Ltd	2,824
10,305	*	Duk San Neolux Co Ltd	370
348,000		Elan Microelectronics Corp	2,067
314,000		Elite Semiconductor Memory Technology, Inc	1,731
10,279		Elmos Semiconductor AG.	594
71,000		eMemory Technology, Inc	4,512
893,000	*	ENNOSTAR, Inc	2,201
183,768	*	Enphase Energy, Inc	37,081
136,290		Entegris, Inc	17,889
8,753		Eo Technics Co Ltd	778
300,000	*	Episil Holdings, Inc	1,371
99,000		Episil-Precision, Inc	400
21,427		Eugene Technology Co Ltd	846
471,000		Everlight Electronics Co Ltd	794
694,000		Faraday Technology Corp	7,255
49,933		Ferrotec	1,110
13,474		Fine Semitech Corp	252
97,577	*	First Solar, Inc	8,171
111,000		Fitipower Integrated Technology, Inc	783
441,000	e	Flat Glass Group Co Ltd	1,684
97,500		Flat Glass Group Co Ltd	688
79,568	*	Formfactor, Inc	3,344
228,000		Formosa Advanced Technologies Co Ltd	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
93,200		Formosa Sumco Technology Corp	$931
71,000		Foxsemicon Integrated Technology, Inc	572
14,263,000	*,e	GCL Poly Energy Holdings Ltd	4,819
337,706	*	GCL System Integration Technology Co Ltd	190
32,248	*	GemVax & Kael Co Ltd	392
46,306		Gigadevice Semiconductor Beijing, Inc	1,021
69,000		Global Mixed Mode Technology, Inc	566
105,000		Global Unichip Corp	1,826
50,078	*	GLOBALFOUNDRIES, Inc	3,126
250,988		Globalwafers Co Ltd	5,842
688,600	*	Greatech Technology Bhd	767
369,000		Greatek Electronics, Inc	949
50,000		Gudeng Precision Industrial Co Ltd	409
10,654		HAESUNG DS Co Ltd	452
8,639		Hana Materials, Inc	392
64,143		Hangzhou First Applied Material Co Ltd	1,139
91,944		Hangzhou Silan Microelectronics Co Ltd	697
30,772		Hanmi Semiconductor Co Ltd	878
216,000		Holtek Semiconductor, Inc	890
365,531	*,g	Hua Hong Semiconductor Ltd	1,526
942,380		Hynix Semiconductor, Inc	90,656
137,090	*	Ichor Holdings Ltd	4,883
44,720	*	Impinj, Inc	2,842
2,837,318		Infineon Technologies AG.	95,986
34,056		Ingenic Semiconductor Co Ltd	487
12,069		Innox Advanced Materials Co Ltd	530
2,760,348		Intel Corp	136,803
764,233	*	IQE plc	339
145,000		ITE Technology, Inc	560
6,731		ITM Semiconductor Co Ltd	204
108,703		JA Solar Technology Co Ltd	1,338
74,513		Japan Material Co Ltd	1,050
81,000		Jentech Precision Industrial Co Ltd	1,143
46,900	*,e	JinkoSolar Holding Co Ltd (ADR)	2,265
44,918		Jusung Engineering Co Ltd	947
2,200,000		King Yuan Electronics Co Ltd	3,258
356,000		Kinsus Interconnect Technology Corp	2,367
323,522		KLA Corp	118,428
66,270		Koh Young Technology, Inc	1,029
5,789		KoMiCo Ltd	285
348,295	*,e	Kopin Corp	881
64,230		Kulicke & Soffa Industries, Inc	3,598
432,680		Lam Research Corp	232,613
82,000		Land Mark Optoelectronics Corp	522
54,248		Lasertec Corp	9,025
475,151	*	Lattice Semiconductor Corp	28,960
26,814		LB Semicon, Inc	267
12,282		LEENO Industrial Inc	1,855
363,763		LONGi Green Energy Technology Co Ltd	4,101
305,154	*	MACOM Technology Solutions Holdings, Inc	18,270
2,241,000		Macronix International	3,096
251,500		Malaysian Pacific Industries BHD	2,154
391,000		Marketech International Corp	2,082
2,587,558		Marvell Technology, Inc	185,554
15,141	*,e	Maxeon Solar Technologies Ltd	219
82,248	*	MaxLinear, Inc	4,799
3,435,065		MediaTek, Inc	106,901
19,389	*	Megachips Corp	594
36,858		Melexis NV	3,393
31,467	*,e	Meta Materials, Inc	53
3,043,834	*,e	Meyer Burger Technology AG.	1,267
332,600		Mi Technovation Bhd	155
326,911		Microchip Technology, Inc	24,564
2,415,002		Micron Technology, Inc	188,105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,000		Micronics Japan Co Ltd	$447
38,091		Mimasu Semiconductor Industry Co Ltd	790
24,006		Mitsui High-Tec, Inc	2,407
33,872		MKS Instruments, Inc	5,081
200,642		Monolithic Power Systems, Inc	97,448
63,783		Montage Technology Co Ltd	673
31,183	*	Nanometrics, Inc	2,709
850,075		Nanya Technology Corp	2,028
142,810	*	National Silicon Industry Group Co Ltd	489
36,014		NAURA Technology Group Co Ltd	1,539
42,275	*	NeoPhotonics Corp Ltd	643
17,095	*	NEPES Corp	418
4,039		NEXTIN, Inc	226
211,174	*	Nordic Semiconductor ASA	5,379
34,559	*	Nova Measuring Instruments Ltd	3,724
392,758		Novatek Microelectronics Corp Ltd	5,775
204,000		Nuvoton Technology Corp	1,336
564		NVE Corp	31
4,344,758	n	NVIDIA Corp	1,185,511
531,043		NXP Semiconductors NV	98,285
351,273	*	ON Semiconductor Corp	21,993
35,852		Optorun Co Ltd	616
198,000		Orise Technology Co Ltd	993
373,000		Pan Jit International, Inc	1,305
113,000		Parade Technologies Ltd	7,062
31,980	*	PDF Solutions, Inc	891
191,000		Phison Electronics Corp	3,136
376,893	*	Photronics, Inc	6,396
134,000		Pixart Imaging, Inc	652
7,782		Power Integrations, Inc	721
878,000		Powertech Technology, Inc	2,892
9,597		PSK, Inc	394
32,660	*	PVA TePla AG.	950
57,834	*	Qorvo, Inc	7,177
1,149,384		QUALCOMM, Inc	175,649
524,000		Radiant Opto-Electronics Corp	1,882
91,816	*	Rambus, Inc	2,928
60,000	*	RDC Semiconductor Co Ltd	774
411,261		Realtek Semiconductor Corp	6,109
320,397	*,e	REC Silicon ASA	528
982,915	*	Renesas Electronics Corp	11,389
16,954		RFHIC Corp	431
102,000		RichWave Technology Corp	668
82,641		Rohm Co Ltd	6,416
12,807		Rorze Corp	1,266
8,400		RS Technologies Co Ltd	436
14,983		S&S Tech Corp	375
28,613		Sanken Electric Co Ltd	1,205
46,269	e	SCREEN Holdings Co Ltd	4,612
156,000		SDI Corp	878
183,672	*	Semtech Corp	12,736
39,160		Seoul Semiconductor Co Ltd	451
12,653		Seoul Viosys Co Ltd	105
14,956		SG Micro Corp	764
30,185		Shenzhen Goodix Technology Co Ltd	336
21,721		Shenzhen SC New Energy Technology Corp	249
238,700		Shinko Electric Industries	11,228
836,000		Sigurd Microelectronics Corp	1,723
174,578		Silergy Corp	20,469
103,713	*	Silicon Laboratories, Inc	15,578
13,814		Silicon Works Co Ltd	1,635
19,783		Siltronic AG.	2,033
21,009		SIMMTECH Co Ltd	958
605,000		Sino-American Silicon Products, Inc	3,705

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,281	*	SiTime Corp	$2,300
138,000		Sitronix Technology Corp	1,381
104,583	*	SK Square Co Ltd	4,864
1,404	*,e	SkyWater Technology, Inc	15
93,849		Skyworks Solutions, Inc	12,508
11,553		SMA Solar Technology AG.	479
123,841	*	SMART Global Holdings, Inc	3,199
26,571	*	SOITEC	4,984
846	*	SolarEdge Technologies, Inc	273
142,000		Sonix Technology Co Ltd	443
11,500		StarPower Semiconductor Ltd	695
1,304,375		STMicroelectronics NV	56,693
72,977	*	STS Semiconductor & Telecommunications	420
218,083		Sumco Corp	3,569
479,000		Sunplus Technology Co Ltd	606
156,110	*,e	SunPower Corp	3,353
33,781	*,e	Synaptics, Inc	6,739
231,000		Taiwan Mask Corp	768
214,000		Taiwan Semiconductor Co Ltd	637
46,058,458		Taiwan Semiconductor Manufacturing Co Ltd	944,821
875,029		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	91,231
300,000		Taiwan Surface Mounting Technology Co Ltd	1,218
100,598		Teradyne, Inc	11,894
40,752		TES Co Ltd	912
9,802		Tesna Co Ltd	341
749,557		Texas Instruments, Inc	137,529
226,525		Tianjin Zhonghuan Semiconductor Co Ltd	1,513
170,261		Tianshui Huatian Technology Co Ltd	280
9,454		Tokai Carbon Korea Co Ltd	1,012
138,205		Tokyo Electron Ltd	70,977
64,900		Tokyo Seimitsu Co Ltd	2,565
71,248		TongFu Microelectronics Co Ltd	185
368,000		Topco Scientific Co Ltd	2,168
106,271	*	Tower Semiconductor Ltd	5,144
141,547	*	Tower Semiconductor Ltd (Tel Aviv)	6,807
32,600		Tri Chemical Laboratories, Inc	755
107,720		Trina Solar Co Ltd	991
1,746,000	*,†	Trony Solar Holdings Co Ltd.	2
3,887		TSE Co Ltd	209
484,000	*	TSEC Corp	676
7,614		U-Blox AG.	740
242,515	*	Ultra Clean Holdings	10,280
54,044		Ulvac, Inc	2,749
42,306		Unigroup Guoxin Microelectronics Co Ltd	1,357
636,500		Unisem M BHD	471
8,113,071		United Microelectronics Corp	14,899
3,127,344	*	United Renewable Energy Co Ltd/Taiwan	2,493
16,795	*	UniTest, Inc	376
26,490		Universal Display Corp	4,422
613,744		Vanguard International Semiconductor Corp	2,643
65,449	*	Veeco Instruments, Inc	1,780
189,000		Via Technologies, Inc	428
149,000		Visual Photonics Epitaxy Co Ltd	581
603,400		ViTrox Corp BHD	1,170
887,000		Wafer Works Corp	2,112
58,011		Will Semiconductor Ltd	1,753
222,000		Win Semiconductors Corp	2,043
2,054,389		Winbond Electronics Corp	2,200
651,479	*	Wolfspeed Inc	74,177
35,128		WONIK IPS Co Ltd	1,092
15,465		Wonik QnC Corp	331
3,466	*,g	X-Fab Silicon Foundries SE	27
62,425	*,g	X-Fab Silicon Foundries SE	479
192,000		XinTec, Inc	864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,325,214		Xinyi Solar Holdings Ltd	$5,787
89,906		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	844
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,103,738
SOFTWARE & SERVICES - 10.5%
120,000	*	21Vianet Group, Inc (ADR)	700
291,287	*	360 Security Technology, Inc	456
74,822	*	8x8, Inc	942
29,000	*	91APP, Inc	161
115,860		A10 Networks, Inc	1,616
113,358		Absolute Software Corp	957
1,329,395		Accenture plc	448,312
233,059	*	ACI Worldwide, Inc	7,339
3,229		Adesso SE	661
3,173	e	Admicom Oyj	208
487,948	*	Adobe, Inc	222,319
41,867	*,g	Adyen NV	82,926
3,853	*	Agilysys, Inc	154
54,500	*	Agora, Inc (ADR)	542
6,028		Ahnlab, Inc	616
148,765	*	Akamai Technologies, Inc	17,761
12,215		Al Moammar Information Systems Co	489
16,132	*	Alarm.com Holdings, Inc	1,072
4,439	*,e	Alkami Technology, Inc	64
56,796		Alliance Data Systems Corp	3,189
7,100	e	Alpha Systems, Inc	244
6,270	*,e	Altair Engineering, Inc	404
33,916		Alten	5,119
59,358	*	Alteryx, Inc	4,246
142,509		Altium Ltd	3,591
637,696	*	Amadeus IT Holding S.A.	41,462
177,077		Amdocs Ltd	14,557
10,512		American Software, Inc (Class A)	219
218,780	*	Anaplan, Inc	14,232
44,844	*	Ansys, Inc	14,245
150,676		Appen Ltd	771
2,473	*	Appfolio, Inc	280
19,075	*,e	Appian Corp	1,160
534,548	*,e	Argo Blockchain plc	497
19,000		Argo Graphics, Inc	474
2,111	*	Arteris, Inc	27
153,772	*,e	Asana, Inc	6,146
191,600	g	AsiaInfo Technologies Ltd	336
67,554	*	Aspen Technology, Inc	11,171
107,467		Asseco Poland S.A.	2,063
101,558		Atea ASA	1,517
133,989	*	Atlassian Corp plc	39,370
120,448		Atos Origin S.A.	3,289
4,331		Atoss Software AG.	854
8,244		Aubay	546
192,832	*	Autodesk, Inc	41,334
409,440		Automatic Data Processing, Inc	93,164
93,218	*	Avalara, Inc	9,276
810,060	g	Avast plc	6,023
10,435	*	Avaya Holdings Corp	132
127,453		Aveva Group plc	4,071
6,446	*	AvidXchange Holdings, Inc	52
1,483,100	*,e	BASE, Inc	5,345
13,460	*,e	BasWare Oyj	318
379,140		Bechtle AG.	21,346
40,237		Beijing E-Hualu Information Technology Co Ltd	133
24,676		Beijing Kingsoft Office Software, Inc	726
53,540		Beijing Shiji Information Technology Co Ltd	168
116,118		Beijing Sinnet Technology Co Ltd	241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
38,400		Bell System24 Holdings, Inc	$431
55,985	*	Benefitfocus, Inc	707
139,169	e	Bentley Systems, Inc	6,148
394,837	*	BigCommerce Holdings, Inc	8,651
94,567	*	Bill.Com Holdings, Inc	21,447
179,260		Birlasoft Ltd	1,066
62,822	*,e	Bit Digital, Inc	226
37,400	*,e	BIT Mining Ltd (ADR)	104
216,908	*	Black Knight, Inc	12,578
25,168	*	Blackbaud, Inc	1,507
649,547	*	Blackberry Ltd (New)	4,816
52,048	*	Blackline, Inc	3,811
463,454	*	Block, Inc	62,844
32,875	*	Block, Inc	4,559
33,300	*	Bottomline Technologies, Inc	1,887
415,499	*	Box, Inc	12,074
1,696,923	*,e	BrainChip Holdings Ltd	1,206
316,730		Bravura Solutions Ltd	420
574,466	*,a	Brightcom Group Ltd	745
155,946	*	Brightcove, Inc	1,216
92,800		Broadleaf Co Ltd	279
116,044		Broadridge Financial Solutions, Inc	18,069
534,070	*	BTRS Holdings, Inc	3,995
342,098		Bytes Technology Group plc	2,237
56,867	*,e	C3.ai, Inc	1,291
268,146	*	Cadence Design Systems, Inc	44,099
16,208	*	Cafe24 Corp	281
94,427		Cancom SE	5,884
7,461	*	Cantaloupe, Inc	50
699,663		Cap Gemini S.A.	155,257
2,035,176	*	Capita Group plc	554
10,606		Cass Information Systems, Inc	391
10,963		cBrain A.S.	340
114,081		CDK Global, Inc	5,553
47,414	*,e	Cellebrite DI Ltd	303
4,724	*,e	Cerence Inc	171
121,778	*	Ceridian HCM Holding, Inc	8,325
262,617	*	CGI, Inc	20,921
37,100	e	Change, Inc	596
95,989	*	ChannelAdvisor Corp	1,591
400,000	*,e	Chatwork Co Ltd	1,703
136,994	*	Check Point Software Technologies	18,941
93,274		China TransInfo Technology Co Ltd	156
17,960,000	*	China Youzan Ltd	365
3,018,000		Chinasoft International Ltd	2,474
132,400	*	Chindata Group Holdings Ltd (ADR)	837
1,457,000		Cielo S.A.	952
174,944	*	Cint Group AB	1,704
118,405		Citrix Systems, Inc	11,947
30,834	*,e	Cleanspark, Inc	381
55,000	*	Clear Sale S.A.	68
52,000	*,e	Cloopen Group Holding Ltd (ADR)	89
259,968	*	Cloudflare, Inc	31,118
14,146	*,e	CM.com NV	306
24,165		Coforge Ltd	1,414
486,616	e	Cognizant Technology Solutions Corp (Class A)	43,635
78,481	*	Cognyte Software Ltd	888
227,130	*	Commvault Systems, Inc	15,070
99,489		Computacenter plc	3,825
43,742		Computer Age Management Services Ltd	1,327
534,820		Computershare Ltd	9,829
27,488		Comture Corp	692
66,685		Concentrix Corp	11,107
629,225	*	Conduent, Inc	3,247

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,562	*,e	Consensus Cloud Solutions, Inc	$395
29,502		Constellation Software, Inc	50,431
239,377	*	Converge Technology Solutions Corp	1,959
5,222	*,e	Couchbase, Inc	91
72,488	*	Coupa Software, Inc	7,367
115,467	*,g	Crayon Group Holding ASA	2,174
291,865	*	Crowdstrike Holdings, Inc	66,277
7,439	*,e	CS Disco, Inc	253
16,743		CSG Systems International, Inc	1,064
96,055	*	CyberArk Software Ltd	16,209
32,200	e	Cybozu, Inc	363
86,528		Cyient Ltd	1,053
2,981,484	*	Darktrace plc	17,504
1,127,609		Dassault Systemes SE	55,398
190,368		Data#3 Ltd	837
252,802	*	Datadog, Inc	38,292
4,713		Datagroup SE	429
17,757	*,e	Datto Holding Corp	474
372,676	*	Descartes Systems Group, Inc	27,286
88,577		DHC Software Co Ltd	99
1,669	*,e	Digimarc Corp	44
29,300		Digital Arts, Inc	1,762
1,661,000		Digital China Holdings Ltd	806
40,213		Digital Garage, Inc	1,502
2,580,200	*	Digital Mediatama Maxima Tbk PT	304
143,658	*	Digital Turbine, Inc	6,294
4,119	*	Digital Value S.p.A	398
118,295	*,e	DigitalOcean Holdings, Inc	6,843
17,719	*	Docebo, Inc	916
418,691	*	DocuSign, Inc	44,850
34,376		Dolby Laboratories, Inc (Class A)	2,689
234,289	*	Domo, Inc	11,848
339,666		dotdigital group plc	369
49,694	*	DoubleVerify Holdings, Inc	1,251
424,962	*	Dropbox, Inc	9,880
26,400		DTS Corp	577
322,835	*	Dubber Corp Ltd	298
116,952	*	Duck Creek Technologies, Inc	2,587
23,840		DuzonBIzon Co Ltd	907
235,082	*	DXC Technology Co	7,671
359,589	e	Dye & Durham Ltd	7,389
298,217	*	Dynatrace, Inc	14,046
168,255	*,e	E2open Parent Holdings, Inc	1,482
22,159	e	Ebix, Inc	735
15,912		eClerx Services Ltd	496
160,134	e	Econocom Group S.A.	709
260,480		Edenred	12,879
13,772	*	eGain Corp	159
131,669	*	Elastic NV	11,712
381,916	*	EML Payments Ltd	844
6,836	*	Enfusion, Inc	87
4,879	*	EngageSmart, Inc	104
75,164		Enghouse Systems Ltd	2,376
31,673	*	Envestnet, Inc	2,358
148,520	*	EPAM Systems, Inc	44,052
6,380		Esker S.A.	1,196
49,959	*	Euronet Worldwide, Inc	6,502
37,153	*	Everbridge, Inc	1,621
7,884	*	EverCommerce, Inc	104
93,290		EVERTEC, Inc	3,818
5,826	*	Evo Payments, Inc	135
200,000	*	Exasol AG.	1,327
71,641	*	ExlService Holdings, Inc	10,264
26,070	*	Fair Isaac Corp	12,161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
95,070	*,e	Fastly, Inc	$1,652
552,252	*	Fawry for Banking & Payment Technology Services SAE	298
1,306,914		Fidelity National Information Services, Inc	131,240
108,403	*,†,g	Finablr plc	1
222,438	*	FireEye, Inc	4,963
25,704	*	First Derivatives plc	649
322,889		Firstsource Solutions Ltd	529
1,539,157	*	Fiserv, Inc	156,071
93,953	*	Five9, Inc	10,372
77,780	*	FleetCor Technologies, Inc	19,372
53,118	*	Flywire Corp	1,624
13,641		Formula Systems 1985 Ltd	1,366
135,043	*	Fortinet, Inc	46,150
868,386		Fortnox AB	4,798
84,100	*,e	Freee KK	2,985
120,433		F-Secure Oyj	608
28,084		FUJI SOFT, Inc	1,410
205,069		Fujitsu Ltd	30,725
9,327		Fukui Computer Holdings, Inc	247
56,200		Future Architect, Inc	792
80,838	*	Gartner, Inc	24,046
520,057		GB Group plc	3,744
618,700	*	GDS Holdings Ltd	2,995
560,098	*	GDS Holdings Ltd (ADR)	21,984
273,279		Genpact Ltd	11,890
17,248		GFT Technologies AG.	786
122,456	g	Global Dominion Access S.A.	549
314,921		Global Payments, Inc	43,094
52,714	*	Globant S.A.	13,815
3,800		GMO Financial Gate, Inc	473
5,000	e	GMO GlobalSign Holdings KK	251
81,770	*	GMO internet, Inc	1,857
129,777		GMO Payment Gateway, Inc	13,221
153,132	*	GoDaddy, Inc	12,817
3,040	*,e	GreenBox POS	13
312,954	*	Grid Dynamics Holdings, Inc	4,406
32,081	*	GTY Technology Holdings Inc	104
6,273	*	Guidewire Software, Inc	594
61,031		Hackett Group, Inc	1,407
201,784		Hansen Technologies Ltd	867
66,833		Happiest Minds Technologies Ltd	923
745,072		HCL Technologies Ltd	11,387
11,400	*	Hennge KK	87
1,866,000	*	Hi Sun Technology China Ltd	234
17,411		Hilan Ltd	1,075
43,527	*	HubSpot, Inc	20,673
59,502		Hundsun Technologies, Inc	415
187,541	*,e	Hut 8 Mining Corp	1,034
9,555		Hyundai Autoever Corp	939
47,562	*	I3 Verticals, Inc	1,325
17,362	*	IBEX Ltd	277
338,294		Ideagen plc	969
107,683		Iflytek Co Ltd	785
501,320	*,e	Indra Sistemas S.A.	5,555
800,696		Infibeam Incorporation Ltd	203
31,353		Infocom Corp	540
4,104,300		Infomart Corp	21,914
32,793	*,e	Informatica, Inc	647
26,248		Information Services International-Dentsu Ltd	836
4,162,259		Infosys Technologies Ltd	104,234
9,112	*	Instructure Holdings, Inc	183
100,448	*	Intapp, Inc	2,412
89,358	*	Intellect Design Arena Ltd	1,108
969	*,e	Intelligent Systems Corp	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,127		InterDigital, Inc	$1,093
825,791	e	International Business Machines Corp	107,369
87,951	*,e	International Money Express Inc	1,813
477,687		Intuit, Inc	229,691
230,476		Iress Market Technology Ltd	2,049
2,411,342	*	ironSource Ltd	11,574
59,700	e	Itochu Techno-Science Corp	1,525
70,419		Jack Henry & Associates, Inc	13,876
342,141	*,e	Jamf Holding Corp	11,910
6,971	*	JFrog Ltd	188
4,400	*,e	JIG-SAW, Inc	233
49,357	e	Justsystems Corp	2,325
313,583		Kainos Group plc	5,450
12,694	*,e	Kaltura, Inc	23
9,786		Kanematsu Electronics Ltd	307
286,900	*,e	Kaonavi, Inc	5,391
130,067	*	Kape Technologies plc	663
453,865		Keywords Studios plc	15,621
20,342		Kginicis Co Ltd	387
235,429	*	Kinaxis, Inc	30,813
1,778,495	*	Kingdee International Software Group Co Ltd	3,897
70,792	*,e	Kingsoft Cloud Holdings Ltd (ADR)	430
26,134		KNOW IT AB	866
193,216		KPIT Engineering Ltd	1,520
199,438	*	Kyndryl Holdings, Inc	2,617
45,905		Lakala Payment Co Ltd	170
58,158	g	Larsen & Toubro Infotech Ltd	4,689
4,221,938		Learning Technologies Group plc	9,035
970,216	*	Lightspeed Commerce, Inc	29,592
12,220	e	Lime Technologies AB	356
116,647	*,e	Limelight Networks, Inc	609
533,174		Link Administration Holdings Ltd	2,053
316,258	*,e	LINK Mobility Group Holding ASA	615
27,530		LiveChat Software S.A.	668
44,827	*	Liveperson, Inc	1,095
55,609	*	LiveRamp Holdings, Inc	2,079
542,000	*,g	Locaweb Servicos de Internet S.A.	1,150
4,546		Lotte Data Communication Co	144
414,100	*	M Cash Integrasi PT	355
44,004		Magic Software Enterprises Ltd	770
11,682	*,e	Magnet Forensics, Inc	261
16,015		Malam-Team Ltd	474
100,043	*	Manhattan Associates, Inc	13,877
143,203	*,e	Marathon Digital Holdings, Inc	4,003
13,808		Mastek Ltd	602
2,617,437		Mastercard, Inc (Class A)	935,420
42,218		Matrix IT Ltd	1,100
6,963		MAXIMUS, Inc	522
323,684	*	Megaport Ltd	3,316
5,977	*	MeridianLink, Inc	108
507,986		Micro Focus International plc	2,684
15,090,873	n	Microsoft Corp	4,652,667
1,125	*,e	MicroStrategy, Inc (Class A)	547
81,537	*	Mimecast Ltd	6,487
247,927		MindTree Ltd	13,949
386,000	e	Ming Yuan Cloud Group Holdings Ltd	520
20,300		Miroku Jyoho Service Co Ltd	235
77,298	*	Mitek Systems, Inc	1,134
19,567		Mitsubishi Research Institute, Inc	639
58,151	*	Model N, Inc	1,564
51,588	*	Money Forward, Inc	2,290
68,974	*	MoneyGram International, Inc	728
76,374	*	MongoDB, Inc	33,879
42,237		Moshi Moshi Hotline, Inc	366

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,213		Mphasis Ltd	$4,301
6,312,700		My EG Services BHD	1,527
27,310	*	N-Able, Inc	249
9,419	*	Nagarro SE	1,487
852,000	*,†,e	National Agricultural Holdings Ltd	1
30,167	*	NavInfo Co Ltd	66
374,309		NCC Group plc	898
55,479	*	nCino OpCo, Inc	2,274
121,377	*	NCR Corp	4,878
4,005,500	*,e	nearmap Ltd	4,390
603,381		NEC Corp	25,348
78,843		NEC Networks & System Integration Corp	1,148
60,069		Nemetschek AG.	5,769
104,506		NET One Systems Co Ltd	2,435
98,476	*,g	Netcompany Group A.S.	6,490
564,756	*,g	Network International Holdings plc	2,077
52,399	*	New Relic, Inc	3,504
342,000	*,e	Newborn Town, Inc	148
429,010	*,g	Nexi S.p.A	4,951
5,793,073	*	NEXTDC Ltd	49,908
23,628	*	NHN KCP Corp	519
73,798	*	Nice Systems Ltd	16,142
211,838		Nihon Unisys Ltd	5,374
84,441		NIIT Ltd	689
70,100		Nippon System Development Co Ltd	1,253
1,631,579	*,e	Nitro Software Ltd	1,848
341,090		Nomura Research Institute Ltd	11,129
6,192	*	Northern Data AG.	394
1,968,723		NortonLifelock, Inc	52,211
34,092		NS Solutions Corp	1,022
539,945		NTT Data Corp	10,611
187,138	*,e	Nuix Ltd	218
390,337	*	Nutanix, Inc	10,469
115,481	*,g	Nuvei Corp	8,706
77,937	*	Nuvei Corp	5,860
40,500		OBIC Business Consultants Ltd	1,408
23,810		Obic Co Ltd	3,566
26,485		Objective Corp Ltd	376
125,249	*	Okta, Inc	18,908
5,991	*,e	ON24, Inc	79
44,159		One Software Technologies Ltd	765
113,500	*	OneConnect Financial Technology Co Ltd (ADR)	160
4,762	*	OneSpan, Inc	69
128,388		Open Text Corp	5,444
325,702		Open Text Corp (Toronto)	13,811
19,000	*,e	Optim Corp	158
3,329,950		Oracle Corp	275,487
12,642	*	Oracle Corp Japan	876
22,643		Oracle Financial Services Software Ltd	1,067
10,138	e	Oro Co Ltd	192
29,660		Otsuka Corp	1,052
77,096	*	Pagerduty, Inc	2,636
2,171,881	*,e	Pagseguro Digital Ltd	43,546
1,652,618	*	Palantir Technologies, Inc	22,690
426,768	*,n	Palo Alto Networks, Inc	265,667
210,386	*,e	Paya Holdings, Inc	1,233
321,052		Paychex, Inc	43,814
49,427	*	Paycom Software, Inc	17,121
44,268	*,e	Paycor HCM, Inc	1,289
62,961	*	Paylocity Holding Corp	12,955
1,645,184	*,n	PayPal Holdings, Inc	190,266
324,144	*,e	Paysafe Ltd	1,099
65,399		Pegasystems, Inc	5,274
9,993	*	Perficient, Inc	1,100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
68,200		Persistent Systems Ltd	$4,265
93,202	*	Pexip Holding ASA	343
39,019	*	Ping Identity Holding Corp	1,070
16,000	*,e	PKSHA Technology, Inc	265
14,600	*,e	Plaid, Inc	176
13,700	*	Plus Alpha Consulting Co Ltd	298
54,154		Posco ICT Co Ltd	276
3,047	*	Priority Technology Holdings Inc	18
58,520	*	Procore Technologies, Inc	3,392
146,630		Progress Software Corp	6,905
4,887	*	PROS Holdings, Inc	163
108,783	*	PTC, Inc	11,718
1,129,365	*	Pushpay Holdings Ltd	887
45,773	*	Q2 Holdings, Inc	2,822
59,401	†,e	QIWI plc (ADR)	1
21,365	*	QT Group Oyj	2,951
613,471	*	Qualtrics International, Inc	17,515
4,595	*	Qualys, Inc	654
19,678	*,e	Rackspace Technology, Inc	220
88,200	e	Rakus Co Ltd	1,184
17,315	*	Rapid7, Inc	1,926
13,650	*,e	Rekor Systems, Inc	62
261,425	*	Remitly Global, Inc	2,580
78,969	*	Repay Holdings Corp	1,166
36,329		Reply S.p.A	5,969
9,534	*	Rimini Street, Inc	55
80,424	*	RingCentral, Inc	9,426
56,800	*,e	Riot Blockchain, Inc	1,202
24,488	*,e	Riskified Ltd	148
22,677		Route Mobile Ltd	458
60,918	e	S&T AG.	1,138
317,546	*	Sabre Corp	3,630
1,078,033		Sage Group plc	9,878
60,072	*	SailPoint Technologies Holding, Inc	3,074
62,699		Saipens International Corp NV	1,582
2,530,651	*	salesforce.com, Inc	537,308
24,364		Samsung SDS Co Ltd	2,764
27,325		Sangfor Technologies, Inc	479
75,000	*	Sansan, Inc	841
1,100,517		SAP AG.	121,968
26,210		Sapiens International Corp NV	665
1,673		Secunet Security Networks AG.	773
9,960	*,e	SecureWorks Corp	132
656,105	*	ServiceNow, Inc	365,378
45,489		Shanghai Baosight Software Co Ltd	348
478,900		Shanghai Baosight Software Co Ltd	1,942
236,572	*	SHIFT, Inc	41,507
42,556	*	Shift4 Payments, Inc	2,635
193,139	*	Shopify, Inc (Class A)	130,619
1,712	*	ShotSpotter, Inc	47
929,741		Silverlake Axis Ltd	219
48,450		SimCorp AS	3,553
549,257	*,e,g	Sinch AB	3,725
395,257	*	SiteMinder Ltd	1,345
216,090	*	Smartsheet, Inc	11,837
104,125	*	Smith Micro Software, Inc	393
194,462	*	Snowflake, Inc	44,557
13,400		Softbank Technology Corp	276
135,758		Softcat plc	3,039
63,046	e	Software AG.	2,180
27,352		SolarWinds Corp	364
110,358	*	Solutions 30 SE	901
68,718		Sonata Software Ltd	667
42,428		Sopra Group S.A.	7,859

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,418	*	Splunk, Inc	$23,542
101,762	*	Sprout Social, Inc	8,153
130,956	*	SPS Commerce, Inc	17,181
203,521		SS&C Technologies Holdings, Inc	15,268
20,977	*	StarTek, Inc	93
3,092,159	*	StoneCo Ltd	36,178
648	*	Stronghold Digital Mining, Inc	4
36,700		Sumisho Computer Systems Corp	628
34,678	*	Sumo Logic, Inc	405
767,224		SUNeVision Holdings Ltd	653
477,557	*	SVMK, Inc	7,765
110,955		Switch, Inc	3,420
616,310	*	Synopsys, Inc	205,398
322,112		Systena Corp	1,129
418,000		Systex Corp	1,178
96,070		Tanla Platforms Ltd	1,916
928,387		Tata Consultancy Services Ltd	45,626
61,738		Tata Elxsi Ltd	7,157
218,725	*,g	TeamViewer AG.	3,230
434,784		Tech Mahindra Ltd	8,554
51,400		TechMatrix Corp	894
332,142		Technology One Ltd	2,817
13,963		TECSYS, Inc	357
5,224	*	Telos Corp	52
70,193		Temenos Group AG.	6,752
611,351	*	Tenable Holdings, Inc	35,330
108,240	*	Teradata Corp	5,335
28,261		Thunder Software Technology Co Ltd	438
108,273	e	Tietoenator Oyj	2,882
200,000		TIS, Inc	4,680
31,440		TKC	853
84,241	*,e	TomTom NV	783
57,436		Topsec Technologies Group Inc	102
555,452		Totvus S.A.	4,244
431,171	*	Trade Desk, Inc	29,859
31,861	*	Trans Cosmos, Inc/Japan	827
686,219		Travelsky Technology Ltd	984
55,952	*	Trend Micro, Inc	3,267
11,227	*,e	Trifork Holding AG.	356
42,540		TTEC Holdings, Inc	3,510
1,175	*,e	Tucows, Inc	80
40,509	*	Turing Holding Corp	843
238,995	*	Twilio, Inc	39,389
40,137	*	Tyler Technologies, Inc	17,857
423,873	*,e	Tyro Payments Ltd	549
20,300		Uchida Yoko Co Ltd	805
17,918	*	Unisys Corp	387
150,176	*,e	Unity Software, Inc	14,899
36,211	*	Upland Software, Inc	638
637	*,e	UserTesting, Inc	7
882,512		Vakrangee Ltd	402
190,904	*	Varonis Systems, Inc	9,076
56,080	*	Verint Systems, Inc	2,899
95,479	*	VeriSign, Inc	21,240
4,024	*,e	Veritone, Inc	74
1,136,886	*	Verra Mobility Corp	18,508
1,635	*	Viant Technology, Inc	11
62,028	*,e	VirnetX Holding Corp	101
3,335,291		Visa, Inc (Class A)	739,667
32,224	e	Vitec Software Group AB	1,661
206,628		VMware, Inc (Class A)	23,529
1,346,000	*,e	Vobile Group Ltd	811
49,936	*,e	Volue ASA	254
636,455	*	Vonage Holdings Corp	12,914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
214	*	Weave Communications, Inc	$1
1,457,000	*,e,g	Weimob, Inc	929
539,430	e	Western Union Co	10,109
43,902	*,e	WEX, Inc	7,834
23,825	e	Wiit S.p.A	785
938,130		Wipro Ltd	7,292
89,177		Wisetech Global Ltd	3,356
112,384	*	Wix.com Ltd	11,740
303,773	*	Workday, Inc	72,741
140,091	*	Workiva, Inc	16,531
50,221	*,g	Worldline S.A.	2,180
138,904	*	Xero Ltd	10,527
89,588		Xperi Holding Corp	1,552
206,400	*,e	Yeahka Ltd	626
140,251	*	Yext, Inc	966
128,387		Yonyou Network Technology Co Ltd	462
185,525	*	Zendesk, Inc	22,317
127,183		Zensar Technologies Ltd	610
209,332	*	Zoom Video Communications, Inc	24,540
241,013	*	Zscaler, Inc	58,152
18,800		Zuken, Inc	461
810,275	*	Zuora Inc	12,138
		TOTAL SOFTWARE & SERVICES	13,409,965
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
158,007	*	3D Systems Corp	2,636
2,452	*	908 Devices, Inc	47
544,444	e	AAC Technologies Holdings, Inc	1,294
553,402		Accton Technology Corp	4,255
29,483	*	ACE Technologies Corp	299
1,882,532		Acer, Inc	1,951
69,311		Addsino Co Ltd	118
109,000		Adlink Technology, Inc	223
39,613		Adtran, Inc	731
52,611	*	ADVA Optical Networking SE	796
45,000		Advanced Ceramic X Corp	422
17,095		Advanced Energy Industries, Inc	1,472
262,331		Advantech Co Ltd	3,361
96,139	*,e	Aeva Technologies, Inc	416
41,506		Ai Holdings Corp	578
9,365	*,e	Akoustis Technologies, Inc	61
190,000		Alpha Networks, Inc	205
253,600	e	Alps Electric Co Ltd	2,497
7,825		ALSO Holding AG.	1,903
64,750		Amano Corp	1,158
343,787		Amphenol Corp (Class A)	25,904
364,793	e	Anritsu Corp	4,619
139,000		Apex International Co Ltd	509
25,333,473	n	Apple, Inc	4,423,478
135,000		Arcadyan Technology Corp	567
612,677	*	Arista Networks, Inc	85,150
586,358	*	Arlo Technologies, Inc	5,195
80,295	*	Arrow Electronics, Inc	9,525
306,000		Asia Optical Co, Inc	834
343,000		Asia Vital Components Co Ltd	1,375
43,000		ASROCK, Inc	318
479,026		Asustek Computer, Inc	6,215
382,900		ATA IMS BHD	38
5,597,534		AU Optronics Corp	3,818
44,776		Audiocodes Ltd	1,123
66,000		AURAS Technology Co Ltd	467
129,000		Aurora Corp	412
29,703		Austria Technologie & Systemtechnik AG.	1,648
103,100		Avary Holding Shenzhen Co Ltd	466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,401	*	Aviat Networks, Inc	$258
133,513	*	Avid Technology, Inc	4,656
169,239	e	Avnet, Inc	6,869
80,200		Azbil Corp	2,662
3,428		Badger Meter, Inc	342
83,128	e	Barco NV	1,829
4,245		Basler AG.	466
22,543	*	Beijing BDStar Navigation Co Ltd	117
15,300		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	308
88,457		Belden CDT, Inc	4,901
42,057		Benchmark Electronics, Inc	1,053
1,898,000		Benq Corp	2,188
23,714		BH Co Ltd	473
1,643,937		BOE Technology Group Co Ltd	1,111
208,830		Brother Industries Ltd	3,798
453,939	e	BYD Electronic International Co Ltd	900
31,102	*	CalAmp Corp	227
398,591	*	Calix, Inc	17,104
1,436	*	Cambium Networks Corp	34
90,800	*,e	Canaan, Inc (ADR)	493
20,700	*	Canon Electronics, Inc	271
54,990		Canon Marketing Japan, Inc	1,129
242,759	e	Canon, Inc	5,917
414,000		Career Technology Co Ltd	333
58,362	*	Casa Systems, Inc	264
463,947		Catcher Technology Co Ltd	2,328
489,734		CDW Corp	87,609
280,151	*	Celestica, Inc	3,332
337,000		Chang Wah Electromaterials, Inc	433
124,945		Chaozhou Three-Circle Group Co Ltd	549
508,000		Cheng Uei Precision Industry Co Ltd	668
702,000		Chicony Electronics Co Ltd	2,188
489,600	*,†	China Fiber Optic Network System Group Ltd	1
120,957		China Greatwall Technology Group Co Ltd	218
389,963		China Railway Signal & Communication Corp Ltd	273
33,500		China Zhenhua Group Science & Technology Co Ltd	596
362,000		Chin-Poon Industrial Co	415
435,000		Chroma ATE, Inc	2,713
20,000		Chunghwa Precision Test Tech Co Ltd	418
1,611,081	*,n	Ciena Corp	97,680
10,259,677		Cisco Systems, Inc	572,080
1,028,300	e	Citizen Watch Co Ltd	4,357
1,392	*	Clearfield, Inc	91
331,000		Clevo Co	370
189,101		Codan Ltd	1,025
396,212		Cognex Corp	30,568
14,863	*	Coherent, Inc	4,063
2,276,312	*,e	Comba Telecom Systems Holdings Ltd	390
15,705		Comet Holding AG.	4,535
131,329	*	CommScope Holding Co, Inc	1,035
3,026,524		Compal Electronics, Inc	2,819
1,223,000		Compeq Manufacturing Co	2,039
24,678		Comtech Telecommunications Corp	387
24,000		CONEXIO Corp	275
6,892,000	*	Coolpad Group Ltd	167
403,000		Coretronic Corp	980
424,264		Corning, Inc	15,660
3,403	*,e	Corsair Gaming, Inc	72
27,779	*	CosmoAM&T Co Ltd	830
200,000		Co-Tech Development Corp	497
348,000	*,e	Cowell e Holdings, Inc	338
67,920		CTS Corp	2,400
35,107		Daeduck Electronics Co Ltd	812
13,188		Daejoo Electronic Materials Co Ltd	1,022

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
105,170		Daiwabo Co Ltd	$1,410
38,376	*	Daktronics, Inc	147
241,000		Darfon Electronics Corp	415
16,600		Datalogic S.p.A.	181
175,773		DataTec Ltd	488
955,039	*	Dell Technologies, Inc	47,933
223,457		Delta Electronics Thai PCL	2,608
1,332,673		Delta Electronics, Inc	12,356
64,301		Dexerials Corp	1,735
70,756	e	Dicker Data Ltd	769
9,073	*	Diebold, Inc	61
26,828	*	Digi International, Inc	577
29,483		Digital Power Communications Co Ltd	250
22,292		Dreamtech Co Ltd	205
159,000		Dynapack International Technology Corp	617
8,625	*	DZS, Inc	120
428,500		Eastern Communications Co Ltd	193
12,161	*,e	Eastman Kodak Co	80
19,924		Eizo Nanao Corp	583
59,496		Elecom Co Ltd	715
350,000		Elite Material Co Ltd	3,108
308,000		Elitegroup Computer Systems Co Ltd	214
121,880	*	EMCORE Corp	451
66,679		Ennoconn Corp	465
48,322	*	ePlus, Inc	2,709
32,164,700		Erajaya Swasembada Tbk PT	1,294
4,122,136	e	Ericsson (LM) (B Shares)	37,576
18,601		ESPEC Corp	298
40,061		Esprinet S.p.A.	423
32,127		Evertz Technologies Ltd	392
593,498	*	Extreme Networks, Inc	7,247
33,039	*	F5 Networks, Inc	6,904
47,463	*	Fabrinet	4,990
11,382	*	FARO Technologies, Inc	591
100,848		Fiberhome Telecommunication Technologies Co Ltd	240
3,483,000	*	FIH Mobile Ltd	478
328,262	*,e	Fingerprint Cards AB	515
400,000		FLEXium Interconnect, Inc	1,405
321,724		Foxconn Industrial Internet Co Ltd	514
606,193		Foxconn Technology Co Ltd	1,320
1,016,163		Fujifilm Holdings Corp	62,027
285,000		General Interface Solution Holding Ltd	946
95,000		Genius Electronic Optical Co Ltd	1,490
453,000		Getac Technology Corp	783
617,000		Gigabyte Technology Co Ltd	2,749
43,610	*	Gilat Satellite Networks Ltd	384
383,000		Global Brands Manufacture Ltd	451
137,422		GoerTek, Inc	740
466,000		Gold Circuit Electronics Ltd	1,365
195,436		GRG Banking Equipment Co Ltd	325
140,497		Guangzhou Haige Communications Group, Inc Co	226
40,418		Guangzhou Shiyuan Electronic Technology Co Ltd	407
883,617		Halma plc	28,909
95,684		Hamamatsu Photonics KK	5,082
720,800		Hana Microelectronics PCL (Foreign)	1,048
391,000		Hannstar Board Corp	573
2,772,000		HannStar Display Corp	1,476
170,130	*	Harmonic, Inc	1,581
224,600		Hengtong Optic-electric Co Ltd	457
1,200,615		Hewlett Packard Enterprise Co	20,062
1,296,667		Hexagon AB	18,167
847,000	*	High Tech Computer Corp	1,726
11,900		Hioki EE Corp	679
24,444		Hirose Electric Co Ltd	3,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,000		Hiwin Mikrosystem Corp	$202
30,011		HMS Networks AB	1,403
135,000		Holystone Enterprise Co Ltd	562
25,775,640		Hon Hai Precision Industry Co, Ltd	94,644
42,799		Horiba Ltd	2,332
57,200		Hosiden Corp	540
1,032,654		HP, Inc	37,485
62,000		Huagong Tech Co Ltd	196
876,200		Ibiden Co Ltd	42,716
2,653	*	Identiv, Inc	43
60,078	*,e	II-VI, Inc	4,355
25,787		Iljin Materials Co Ltd	2,032
3,264,000		Inari Amertron BHD	2,361
2,088		Inficon Holding AG.	2,393
22,727	*,e	Infinera Corp	197
97,000		Innodisk Corp	723
6,646,321		InnoLux Display Corp	3,849
129,056	*,e	Inseego Corp	523
89,405	*	Insight Enterprises, Inc	9,595
65,500		Inspur Electronic Information Industry Co Ltd	279
		Intelbras S.A. Industria de Telecomunicacao Eletronica
108,300		Brasileira	768
1,926,172		Inventec Co Ltd	1,651
19,910	*	IPG Photonics Corp	2,185
24,300	e	Iriso Electronics Co Ltd	659
301,000		ITEQ Corp	1,247
72,493	*,e	Iteris, Inc	216
11,920	*	Itron, Inc	628
27,755	e	Ituran Location and Control Ltd	639
165,305		Jabil Inc	10,204
57,542		Japan Aviation Electronics Industry Ltd	932
992,594	*,e	Japan Display, Inc	391
610,900		Jaymart PCL	1,084
62,687		Jenoptik AG.	1,886
3,307,130		Juniper Networks, Inc	122,893
14,400		Kaga Electronics Co Ltd	381
1,025,100		KCE Electronics PCL	2,008
312,004		Keyence Corp	144,677
103,243	*	Keysight Technologies, Inc	16,309
19,302	*	Kimball Electronics, Inc	386
67,000		King Slide Works Co Ltd	1,017
473,205		Kingboard Chemical Holdings Ltd	2,282
1,148,246		Kingboard Laminates Holdings Ltd	1,871
25,746	*,e	KMW Co Ltd	734
125,982	*	Knowles Corp	2,712
38,300	e	Koa Corp	445
29,637	*	KONA I Co Ltd	614
1,053,900		Konica Minolta Holdings, Inc	4,424
14,649	*	KVH Industries, Inc	133
76,793		Kyocera Corp	4,297
25,208		L&F Co Ltd	4,639
26,844		Landis&Gyr Group AG.	1,698
68,625		Largan Precision Co Ltd	4,486
879		LEM Holding S.A.	2,129
56,458,399		Lenovo Group Ltd	61,159
309,423		Lens Technology Co Ltd	566
183,761		Leyard Optoelectronic Co Ltd	205
161,340	e	LG Display Co Ltd	2,720
9,477		LG Innotek Co Ltd	2,992
466,184	*	Lingyi iTech Guangdong Co	372
1,453,277		Lite-On Technology Corp	3,434
8,987		Littelfuse, Inc	2,241
178,801		Logitech International S.A.	13,291
96,000		Lotes Co Ltd	2,325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,755		LPKF Laser & Electronics AG.	$459
581,714	*	Lumentum Holdings, Inc	56,775
5,925	*	Luna Innovations, Inc	46
459,724		Luxshare Precision Industry Co Ltd	2,280
54,607		Macnica Fuji Electronics Holdings, Inc	1,168
11,000		Maruwa Co Ltd	1,458
159,100		Maxell Holdings Ltd	1,558
21,384		Maxscend Microelectronics Co Ltd	703
87,891		Mcj Co Ltd	669
11,879		Mcnex Co Ltd	425
25,900		Meiko Electronics Co	846
7,065		Melco Holdings, Inc	226
233,881		Merry Electronics Co Ltd	695
32,152		Methode Electronics, Inc	1,391
198,000	*,†,e	MH Development Ltd	0^
89,647	e	Micronic AB	1,670
461,200		Micro-Star International Co Ltd	2,071
19,722	*,e	Microvision, Inc	92
1,076,000		Mitac Holdings Corp	1,103
252,721		Motorola Solutions, Inc	61,209
197,100	*	Multilaser Industrial S.A.	238
240,827		Murata Manufacturing Co Ltd	15,864
151,000		Nan Ya Printed Circuit Board Corp	2,710
312,600	*,e	Nano Dimension Ltd (ADR)	1,113
3,772	*	Napco Security Technologies, Inc	77
234,570	e	National Instruments Corp	9,521
103,464	*	Nayax Ltd	190
39,213		Neopost S.A.	736
218,840		NetApp, Inc	18,164
26,230	*	Netgear, Inc	647
59,558	*	Netscout Systems, Inc	1,911
43,750		Nichicon Corp	419
86,915		Ninestar Corp	582
25,600		Nippon Ceramic Co Ltd	510
260,476		Nippon Electric Glass Co Ltd	5,761
46,256		Nippon Signal Co Ltd	334
47,860		Nissha Printing Co Ltd	564
83,482	*	nLight, Inc	1,448
26,172		Nohmi Bosai Ltd	417
1	*	Nokia Corp (ADR)	0^
6,030,686	*	Nokia Oyj	33,211
17,932	*	Novanta, Inc	2,552
322,980	*,e	Novonix Ltd	1,479
171,310	*	OFILM Group Co Ltd	191
102,936	e	Oki Electric Industry Co Ltd	710
86,268		Omron Corp	5,741
40,879		Optex Co Ltd	575
40,198	*	OSI Systems, Inc	3,422
19,653	*,e	Ouster, Inc	88
515,000		Pan-International Industrial	714
3,184	*,e	PAR Technology Corp	128
5,289		Park Systems Corp	561
48,538		Partron Co Ltd	432
906,000		PAX Global Technology Ltd	740
35,685		PC Connection, Inc	1,870
1,371,915		Pegatron Technology Corp	3,455
19,155	*	Plantronics, Inc	755
5,869	*	Plexus Corp	480
491,000		Primax Electronics Ltd	886
5,227,000		Prime View International Co Ltd	33,237
465,516	*	Pure Storage, Inc	16,437
1,843,390		Quanta Computer, Inc	5,645
49,629	*,e	Quantum Corp	113
70,830	*	Radware Ltd	2,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
26,318		Raytron Technology Co Ltd	$186
4,771,000	*,g	Razer, Inc	1,547
542,862		Redington India Ltd	1,031
44,371		Renishaw plc	2,240
11,647		Restar Holdings Corp	188
62,394	*	Ribbon Communications, Inc	193
326,685		Ricoh Co Ltd	2,829
14,826		Riken Keiki Co Ltd	592
19,798		Riso Kagaku Corp	320
12,055	*	Rogers Corp	3,275
23,233		Ryosan Co Ltd	416
19,700	e	Ryoyo Electro Corp	319
37,594		Samsung Electro-Mechanics Co Ltd	5,062
7,320,752		Samsung Electronics Co Ltd	418,915
561,478		Samsung Electronics Co Ltd (Preference)	29,093
120,500		Samsung SDI Co Ltd	58,646
7,823		Samwha Capacitor Co Ltd	361
9,110		Sang-A Frontec Co Ltd	331
128,855	*	Sanmina Corp	5,208
29,257	*	Scansource, Inc	1,018
2,668		Seagate Technology Holdings plc	240
71,545	*,e	Seco S.p.A	454
122,160	e	Seiko Epson Corp	1,835
10,475	*,g	Sensirion Holding AG.	1,289
22,000		Sensortek Technology Corp	333
13,032		Seojin System Co Ltd	421
228,000		Sercomm Corp	624
22,434		Sesa S.p.A	3,664
5,984	*	SES-imagotag S.A.	616
4,067		Shanghai Friendess Electronic Technology Corp Ltd	192
156,284		Shengyi Technology Co Ltd	395
22,205		Shennan Circuits Co Ltd	315
63,621		Shenzhen Kaifa Technology Co Ltd	113
45,000	*	Shenzhen Sunlord Electronics Co Ltd	180
48,302		Shenzhen Sunway Communication Co Ltd	136
44,385		Shenzhen Transsion Holdings Co Ltd	666
113,617		Shimadzu Corp	3,908
44,752	*,e	Sierra Wireless, Inc	808
32,100		Siix Corp	278
275,000		Simplo Technology Co Ltd	2,969
255,000		Sinbon Electronics Co Ltd	2,300
1,134,400		SKP Resources Bhd	379
28,587		Softchoice Corp	646
846,983		Softwareone Holding AG.	11,940
30,123	*	SOLUM Co Ltd	623
13,050		Solus Advanced Materials Co Ltd	734
284,576		Spectris plc	9,651
97,000		Speed Tech Corp	197
1,430,536		Spirent Communications plc	4,456
167,460		Sterlite Technologies Ltd	494
415,314	*	Stratasys Ltd	10,545
263,615	e	Strix Group plc	700
16,800		Sun Corp	265
488,249		Sunny Optical Technology Group Co Ltd	7,754
148,205	*	Super Micro Computer, Inc	5,642
529,000		Supreme Electronics Co Ltd	952
120,841		Suzhou Dongshan Precision Manufacturing Co Ltd	353
38,280		SYNNEX Corp	3,951
912,621		Synnex Technology International Corp	2,382
1,711,900		Synnex Thailand PCL	1,357
264,000		Synnex Thailand PCL	209
291,000		Taiwan Union Technology Corp	842
143,140		Taiyo Yuden Co Ltd	6,408
81,300	e	Tamura Corp	406

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
92,837		TDK Corp	$3,349
1,211,897		TE Connectivity Ltd	158,734
70,798	*,g	Tejas Networks Ltd	396
100,324	*	Teledyne Technologies, Inc	47,416
193,000		Test Research, Inc	455
71,000		Thinking Electronic Industrial Co Ltd	365
47,904		Tianjin 712 Communication & Broadcasting Co Ltd	261
80,630		Tianma Microelectronics Co Ltd	132
93,474	*,e	Tobii AB	310
111,326	*	Tobii Dynavox AB	266
190,000		Tong Hsing Electronic Industries Ltd	1,894
128,256		Topcon Corp	1,625
32,385		Toshiba TEC Corp	1,297
1,508,000		TPK Holding Co Ltd	1,941
298,000		Transcend Information, Inc	770
132,040	*	Trimble Inc	9,525
505,000		Tripod Technology Corp	2,350
1,802,000		Truly International Holdings	506
951,687	*	TTM Technologies, Inc	14,104
43,153	*,e	Turtle Beach Corp	919
357,000		TXC Corp	1,263
6,512	e	Ubiquiti, Inc	1,896
820,011		Unimicron Technology Corp	6,989
196,611		Unisplendour Corp Ltd	603
65,398		Universal Scientific Industrial Shanghai Co Ltd	124
9,256	*,e	Velodyne Lidar, Inc	24
169,300	e	Venture Corp Ltd	2,182
53,000		VIA Labs, Inc	775
63,337	*	Viasat, Inc	3,091
77,139	*	Viavi Solutions, Inc	1,240
37,081	*	Vidente Co Ltd	581
299,126		Vishay Intertechnology, Inc	5,863
58,610	*	Vishay Precision Group, Inc	1,884
310,751		Vontier Corp	7,890
3,545,500		VS Industry BHD	865
1,291,042		VST Holdings Ltd	1,209
201,785		Vtech Holdings Ltd	1,465
178,500	e	Wacom Co Ltd	1,368
197,000		Wah Lee Industrial Corp	746
381,000		Walsin Technology Corp	1,864
164,145	*	Western Digital Corp	8,150
82,384		Wingtech Technology Co Ltd	1,048
190,500	*,†,b	Wintek Corp	0^
3,139,000		Wistron Corp	3,249
305,000		Wistron NeWeb Corp	757
84,049		Wiwynn Corp	2,965
1,107,519		WPG Holdings Co Ltd	2,158
480,000		WT Microelectronics Co Ltd	1,317
110,415		Wuhan Guide Infrared Co Ltd	296
177,874		Wuhu Token Science Co Ltd	227
139,152		WUS Printed Circuit Kunshan Co Ltd	289
118,580		Xerox Holdings Corp	2,392
15,500		Xiamen Faratronic Co Ltd	489
9,797,800	*,g	Xiaomi Corp	17,121
15,750	*,†	Ya Hsin Industrial Co Ltd	0
293,979		Yageo Corp	4,388
51,147		Yealink Network Technology Corp Ltd	625
60,119		Yokogawa Electric Corp	1,024
18,784	e	Yokowo Co Ltd	395
53,638	*	Zebra Technologies Corp (Class A)	22,190
32,400	e	Zepp Health Corp (ADR)	93
222,518		Zhejiang Dahua Technology Co Ltd	577
431,558		Zhen Ding Technology Holding Ltd	1,607
35,223		Zhongji Innolight Co Ltd	175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,300		Zhuzhou Hongda Electronics Corp Ltd	$256
285,703		ZTE Corp	1,069
559,599		ZTE Corp (Class H)	1,134
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	7,732,809
TELECOMMUNICATION SERVICES - 1.2%
853,871		Advanced Info Service PCL	5,984
1,096,370	g	Airtel Africa plc	2,001
1,188,252	*	AL Yah Satellite Communications Co-Pjsc-Yah Sat	905
34,523,632	e	America Movil S.A.B. de C.V.	36,659
61,552	*	Anterix, Inc	3,564
30,100		ARTERIA Networks Corp	322
1,867,000	*	Asia Pacific Telecom Co Ltd	435
9,278,124		AT&T, Inc	219,242
10,359		ATN International, Inc	413
176,846	*	Aussie Broadband Ltd	701
2,018,106		Axiata Group Bhd	1,819
912,000	*,e	Axtel SAB de C.V.	129
19,522	*	Bandwidth Inc	632
87,766		BCE, Inc	4,865
3,653,939	*	Bezeq Israeli Telecommunication Corp Ltd	6,261
2,732,416	*	Bharti Airtel Ltd	27,090
9,284,917		BT Group plc	22,138
104,485	*	Cellcom Israel Ltd	602
530,986	g	Cellnex Telecom SAU	25,553
31,000		Chief Telecom, Inc	297
17,537,912	g	China Tower Corp Ltd	1,963
548,045		Chorus Ltd	2,807
2,646,653		Chunghwa Telecom Co Ltd	11,722
3,436,641		Citic 1616 Holdings Ltd	1,262
5,446		Cogent Communications Group, Inc	361
68,449	*	Consolidated Communications Holdings, Inc	404
3,585,248		Deutsche Telekom AG.	66,772
2,229,844		Digi.Com BHD	2,065
53,084		Drillisch AG.	1,188
172,628	*	EchoStar Corp (Class A)	4,202
151,916	e	Elisa Oyj (Series A)	9,162
3,899,650		Emirates Telecommunications Group Co PJSC	39,270
191,397		Empresa Nacional de Telecomunicaciones S.A.	837
436,331		Etihad Etisalat Co	4,827
1,122,282		Far EasTone Telecommunications Co Ltd	2,876
155,520		Freenet AG.	4,162
99,598		Gamma Communications plc	1,763
3,095,149	*,e	Globalstar, Inc	4,550
19,207		Globe Telecom, Inc	943
375,637	*,e	Gogo, Inc	7,160
870,944	*	Helios Towers plc	1,320
257,307		Hellenic Telecommunications Organization S.A.	4,653
721,688		Himachal Futuristic Communications	742
2,016,120		HKBN Ltd	2,309
3,915,739		HKT Trust and HKT Ltd	5,369
1,429,607		Hutchison Telecommunications Hong Kong Holdings Ltd	230
5,291	*	IDT Corp (Class B)	180
2,284,980		Indosat Tbk PT	822
786,435	*	Indus Towers Ltd	2,293
344,111	e,g	Infrastrutture Wireless Italiane S.p.A	3,852
62,524		Internet Initiative Japan, Inc	2,077
1,268,400		Intouch Holdings PCL (Class F)	2,960
71,699	*	Iridium Communications, Inc	2,891
5,552,000	*	Jasmine International PCL	678
1,586,287		KDDI Corp	52,009
9,482,294		Koninklijke KPN NV	32,903
222,725	*,†,e	Let's GOWEX S.A.	2
165,441		LG Telecom Ltd	1,903

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
34,377	*	Liberty Global plc (Class A)	$877
172,553	*	Liberty Latin America Ltd (Class A)	1,674
428,542	*	Liberty Latin America Ltd (Class C)	4,110
1,039,000		Link Net Tbk PT	310
939,361		Lumen Technologies, Inc	10,587
456,217		Magyar Telekom	554
1,536,783		Maxis BHD	1,433
123,763	*,e	Millicom International Cellular S.A.	3,142
2,554,933		Mobile Telecommunications Co KSC	5,278
527,235	*	Mobile Telecommunications Co Saudi Arabia	1,863
15,712		Mobistar S.A.	333
1,903,200		MTN Group Ltd	24,626
3,814,366		NetLink NBN Trust	2,744
1,109,210		Nippon Telegraph & Telephone Corp	32,227
245,558	e	NOS SGPS S.A.	1,035
15,100		Okinawa Cellular Telephone Co	610
165,267	*	Ooma, Inc	2,477
918,952		Ooredoo QSC	1,795
1,353,500	e	Operadora de Sites Mexicanos S.A. de C.V.	1,723
2,189,658		Orange S. A.	25,928
164,937	*	Partner Communications	1,366
5,370,000		PCCW Ltd	3,018
51,142		PLDT, Inc	1,828
153,983		Proximus plc	2,867
115,288	*	Radius Global Infrastructure, Inc	1,646
423,805		Rogers Communications, Inc (Class B)	23,988
27,153,533		Sarana Menara Nusantara Tbk PT	2,023
675,209		Saudi Telecom Co	19,320
28,334		Shenandoah Telecom Co	668
9,187,796		Singapore Telecommunications Ltd	17,840
87,977	†	Sistema PJSFC (GDR) (London)	1
21,682		SK Telecom Co Ltd	1,014
405,932	e	SK Telecom Co Ltd (ADR)	10,404
88,542,704	*	Smartfren Telecom Tbk PT	474
320,641		SmarTone Telecommunications Holding Ltd	171
2,149,840		Softbank Corp	25,074
1,247,348		Softbank Group Corp	55,768
661,514		StarHub Ltd	628
27,265		Swisscom AG.	16,381
1,170,506		Taiwan Mobile Co Ltd	4,283
138,485		Tata Communications Ltd	2,234
596,543	*	Tata Teleservices Maharashtra Ltd	1,324
525,399		Tele2 AB (B Shares)	7,942
1,935,326		Telecom Corp of New Zealand Ltd	6,125
590,432		Telecom Egypt	564
10,387,688	e	Telecom Italia S.p.A.	3,814
588,685		Telefonica Brasil S.A.	6,639
1,080,393		Telefonica Deutschland Holding AG.	2,938
5,826,000		Telefonica S.A.	28,234
250,451	e	Telekom Austria AG.	1,936
760,084		Telekom Malaysia BHD	884
724,104	*	Telekomunikacja Polska S.A.	1,356
734,414		Telenor ASA	10,538
85,823		Telephone & Data Systems, Inc	1,620
921	*,e	Telesat Corp	15
2,807,888	e	TeliaSonera AB	11,259
34,665,701		Telkom Indonesia Persero Tbk PT	11,029
385,246	*	Telkom S.A. Ltd	1,173
4,549,675		Telstra Corp Ltd	13,442
538,600		TELUS Corp	14,071
972,449		TIM S.A.	2,817
1,263,100		Time dotCom BHD	1,289
1,779,301	*	T-Mobile US, Inc	228,373
8,894,100		Tower Bersama Infrastructure	1,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
151,469		TPG Telecom Ltd	$682
7,494,562		True Corp PCL	1,150
1,323,072		Turkcell Iletisim Hizmet AS	2,033
102,845		United Internet AG.	3,529
644,586	*	Uniti Group Ltd	2,258
12,842	*	US Cellular Corp	388
19,200		Usen-Next Holdings Co Ltd	398
3,294,013		Verizon Communications, Inc	167,797
2,452,642	*,e	Vision, Inc	23,028
726,340		Vodacom Group Pty Ltd	7,953
34,550,090		Vodafone Group plc	56,655
306,600		Vodafone Group plc (ADR)	5,096
10,863,039	*	Vodafone Idea Ltd	1,369
1,907,061		Vodafone Qatar	835
3,868,900		XL Axiata Tbk PT	712
		TOTAL TELECOMMUNICATION SERVICES	1,592,461
TRANSPORTATION - 2.1%
580,200		Adani Ports & Special Economic Zone Ltd	5,889
1,033,000	*	Adi Sarana Armada Tbk PT	187
45,168	*	Aegean Airlines S.A.	275
78,343	*,g	Aena S.A.	13,060
31,339	*	Aeroports de Paris	4,686
1,422,637		Agility Public Warehousing Co KSC	5,146
2,760,732		Air Arabia PJSC	1,203
207,388	*,e	Air Canada	4,023
263,429	*	Air China Ltd	377
4,325,910	*,e	Air China Ltd (H shares)	3,007
352,385	*,e	Air France-KLM	1,580
637,655	*,e	Air New Zealand Ltd	568
50,247	*	Air Transport Services Group, Inc	1,681
4,605,988		Airports of Thailand PCL	9,134
170,394	*	Alaska Air Group, Inc	9,885
122,999	e,g	ALD S.A.	1,635
133,575	*,e	All Nippon Airways Co Ltd	2,792
87,005		Allcargo Logistics Ltd	410
1,897	*	Allegiant Travel Co	308
8,456		Amerco, Inc	5,048
606,209	*,e	American Airlines Group, Inc	11,063
634,771	*,†,b,e	AMR Corporation	6
416,000		Anhui Expressway Co	405
3,351		AP Moller - Maersk AS (Class A)	9,893
6,403		AP Moller - Maersk AS (Class B)	19,241
438,932		Aramex PJSC	446
21,554		ArcBest Corp	1,735
3,686,500	*	Asia Aviation PCL	285
46,289	*	Asiana Airlines	826
24,221	*	Atlas Air Worldwide Holdings, Inc	2,092
1,126,080		Atlas Arteria Ltd	5,481
106,312	e	Atlas Corp	1,561
777,838	*	Auckland International Airport Ltd	4,209
1,896,035		Aurizon Holdings Ltd	5,212
521,237	*	Autostrade S.p.A.	10,838
35,455	*	Avis Budget Group, Inc	9,335
687,171	*	Azul S.A.	3,452
641,900	*	Bangkok Airways Co Ltd	196
140,900	*	Bangkok Aviation Fuel Services PCL	109
7,603,762		Bangkok Expressway & Metro PCL	1,983
1,532,810	*	Beijing Capital International Airport Co Ltd	891
1,825,679		Beijing-Shanghai High Speed Railway Co Ltd	1,371
189,800	*,e	BEST, Inc (ADR)	122
4,833		Blue Dart Express Ltd	436
116,298	*,e	bpost S.A.	769
8,029,037		BTS Group Holdings PCL	2,215

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				VALUE
SHARES		COMPANY		(000)
1,053,857		Canadian National Railway Co		$141,369
1,254	e	Canadian Pacific	Railway Ltd	104
1,112,405		Canadian Pacific	Railway Ltd	91,811
10,214	e	Cargojet, Inc		1,553
58,960	*,e	Cathay Pacific Airways Ltd		58
184,400	*	Cebu Air, Inc		172
171,589		Central Japan Railway Co		22,374
122,802		CH Robinson Worldwide, Inc		13,227
3,304,000		China Airlines		3,022
195,400	*	China Eastern Airlines Corp Ltd		144
1,122,667		China Merchants Holdings International Co Ltd		2,022
2,336,447	*,e	China Southern Airlines Co Ltd		1,350
406,859	*	China Southern Airlines Co Ltd (Class A)		396
104,744	*	Chorus Aviation, Inc		354
1,289,172		Cia de Concessoes Rodoviarias		3,710
97,556	e	Cia de Distribucion Integral Logista Holdings SAU		1,784
396,500		Cia de Locacao das Americas		2,262
33,247		Clarkson plc		1,607
2,648,100		ComfortDelgro Corp Ltd		2,897
279,344		Container Corp Of India Ltd		2,463
1,049,200	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.		1,917
27,232	*	Copa Holdings S.A. (Class A)		2,278
1,299,600	*	Cosco Corp Singapore Ltd		244
620,000		Cosco International Holdings Ltd		190
1,375,536		COSCO Pacific Ltd		1,066
852,315	*	COSCO SHIPPING Holdings Co Ltd - A		2,058
2,404,809	*	COSCO SHIPPING Holdings Co Ltd - H		4,135
454,315		Costamare, Inc		7,746
11,181		Covenant Transportation Group, Inc		241
3,174,810		CSX Corp		118,897
141,380		CTT-Correios de Portugal S.A.		702
29,994		D/S Norden		1,047
903,900		Daqin Railway Co Ltd		977
5,009	*	Daseke, Inc		50
883,597	*	Delta Air Lines, Inc		34,964
625,960	*,e	Deutsche Lufthansa AG.		5,048
1,551,907		Deutsche Post AG.		74,106
46,532		Dfds A.S.		1,984
257,776	*	DiDi Global, Inc (ADR)		644
550,883		DSV AS		105,580
7,345		Eagle Bulk Shipping, Inc		500
355,438		East Japan Railway Co		20,572
368,746	*	easyJet plc		2,675
464,700	*	EcoRodovias Infraestrutura e Logistica S.A.		745
327,373	*,g	Enav S.p.A		1,510
3,679,703	*,g	Europcar Groupe S.A.		2,015
2,989,000		Eva Airways Corp		3,304
3,056,000		Evergreen International Storage & Transport Corp		3,908
2,160,532		Evergreen Marine Corp Taiwan Ltd		10,043
22,403	e	Exchange Income Corp		767
166,129		Expeditors International of Washington, Inc		17,138
244,381		FedEx Corp		56,547
803,131	*,e	Finnair Oyj		441
816,079	*	Firstgroup plc		1,188
24,336	*	Flughafen Zuerich AG.		4,368
43,266		Forward Air Corp		4,231
44,915	*	Fraport AG. Frankfurt Airport Services Worldwide		2,490
4,354	*	Frontier Group Holdings, Inc		49
33,960		Fukuyama Transporting Co Ltd		1,011
27,438		Genco Shipping & Trading Ltd		648
453,838		Getlink S.E.		8,173
2,152,221	*	GMR Infrastructure Ltd		1,042
59,071	*	Go-Ahead Group plc		639
254,500	*	Gol Linhas Aereas Inteligentes S.A.		919

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
518,492	e	Golden Ocean Group Ltd	$6,373
1,143,045	*,e	Grab Holdings Ltd	4,001
351,600	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,631
408,449	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,625
228,338		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,096
276,400	*,e,g	Grupo Traxion SAB de C.V.	444
266,648		Gujarat Pipavav Port Ltd	268
349,711		Gulf Warehousing Co	406
122,740	*	GXO Logistics, Inc	8,756
191,000	*	Hainan Meilan International Airport Co Ltd	435
17,000		Hamakyorex Co Ltd	397
44,755		Hamburger Hafen und Logistik AG.	796
8,035		Hanjin Transportation Co Ltd	205
205,911		Hankyu Hanshin Holdings, Inc	5,951
43,604	*	Hawaiian Holdings, Inc	859
39,856		Heartland Express, Inc	561
391,500	*	Hidrovias do Brasil S.A.	271
50,725		Hitachi Transport System Ltd	2,783
286,972	*	Hub Group, Inc (Class A)	22,157
10,804,551		Hutchison Port Holdings Trust	2,634
4,295	*	HyreCar, Inc	10
20,059		Hyundai Glovis Co Ltd	3,163
240,854		Hyundai Merchant Marine Co Ltd	5,738
3,064	*	ID Logistics Group	1,091
150,438		Iino Kaiun Kaisha Ltd	1,008
94,294	*,g	InterGlobe Aviation Ltd	2,492
1,146,129		International Container Term Services, Inc	4,965
122,437	*	Japan Airlines Co Ltd	2,283
73,600	*	Japan Airport Terminal Co Ltd	3,352
2,141,700	*	Jasa Marga Tbk PT	573
21,563	e	JB Hunt Transport Services, Inc	4,330
18,243	*	Jeju Air Co Ltd	311
200,260	*	JET2 plc	3,005
283,888	*	JetBlue Airways Corp	4,244
908,915		Jiangsu Express	949
27,490	*	Jin Air Co Ltd	422
125,400		Kamigumi Co Ltd	2,251
57,088	e	Kawasaki Kisen Kaisha Ltd	3,716
268,300		Keihin Electric Express Railway Co Ltd	2,745
92,793		Keio Corp	3,617
102,502		Keisei Electric Railway Co Ltd	2,847
182,294		Kelsian Group Ltd	957
397,009		Kerry Logistics Network Ltd	907
170,225		Kintetsu Corp	4,873
92,900		Kintetsu World Express, Inc	2,377
55,046	*	Kirby Corp	3,974
490,756		Knight-Swift Transportation Holdings, Inc	24,764
26,268		Konoike Transport Co Ltd	247
9,672	*	Korea Express Co Ltd	1,028
673,903	*	Korea Line Corp	1,541
110,917	*	Korean Air Lines Co Ltd	2,742
69,697		Kuehne & Nagel International AG.	19,789
162,400		Kyushu Railway Co	3,317
5,577		Landstar System, Inc	841
663,717		Localiza Rent A Car	8,518
19,937		Lotte Rental Co Ltd	717
289,877	*	Lyft, Inc (Class A)	11,131
35,500	g	Mahindra Logistics Ltd	236
1,137,254	*	Malaysia Airports Holdings BHD	1,880
183,530		Marten Transport Ltd	3,260
41,650		Maruwa Unyu Kikan Co Ltd	381
30,630		Maruzen Showa Unyu Co Ltd	792
36,849		Matson, Inc	4,445
33,336	*	Mesa Air Group, Inc	147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,802,740		MISC BHD	$3,147
63,928		Mitsubishi Logistics Corp	1,582
228,000		Mitsui OSK Lines Ltd	6,334
47,114		Mitsui-Soko Co Ltd	964
213,400		Movida Participacoes S.A.	783
1,413,623		MPC Container Ships AS.	4,724
1,615,863		MTR Corp	8,702
109,975		Mullen Group Ltd	1,175
227,300		Nagoya Railroad Co Ltd	4,022
128,527		Nankai Electric Railway Co Ltd	2,480
654,377	*	National Express Group plc	1,999
76,726		Nippon Express Holdings, Inc	5,271
100,149		Nippon Konpo Unyu Soko Co Ltd	1,671
122,666		Nippon Yusen Kabushiki Kaisha	10,730
67,600	e	Nishi-Nippon Railroad Co Ltd	1,481
16,097		Norfolk Southern Corp	4,591
657,437	*	Norwegian Air Shuttle AS	801
7,566	*	NTG Nordic Transport Group A.S.	457
259,394		Odakyu Electric Railway Co Ltd	4,299
41,478	e	Oesterreichische Post AG.	1,474
102,760		Old Dominion Freight Line	30,692
5,873,290		Pacific Basin Shipping Ltd	3,145
1,622	*	PAM Transportation Services, Inc	56
168,863		Pan Ocean Co Ltd	967
30,779	*	Pegasus Hava Tasimaciligi AS.	225
749,900		Precious Shipping PCL	384
241,192		Promotora y Operadora de Infraestructura SAB de C.V.	1,911
1,031,587	*	Qantas Airways Ltd	3,989
675,648		Qatar Navigation QSC	1,596
3,746,720		Qube Logistics Holdings Ltd	8,731
193,796	*	Radiant Logistics, Inc	1,234
260,503		Redde Northgate plc	1,478
1,120,600		Regional Container Lines PCL	1,461
936,230		Royal Mail plc	4,023
1,414,946	*	Rumo S.A.	5,513
29,769	e	Ryder System, Inc	2,362
44,746		Safe Bulkers, Inc	213
87,897		Sagami Railway Co Ltd	1,642
21,105	*	Saia, Inc	5,146
96	*,†	SAir Group	0
11,570		Sakai Moving Service Co Ltd	400
156,850		Sankyu, Inc	5,112
538,300		Santos Brasil Participacoes S.A.	862
149	*,e	SAS AB	0^
112,379	*	Saudi Ground Services Co	999
40,574		Saudi Industrial Services Co	307
62,317	*	Saudi Public Transport Co	370
48,204		SBS Holdings, Inc	1,311
152,525		Schneider National, Inc	3,889
278,400	e	Seibu Holdings, Inc	2,879
151,806		Seino Holdings Corp	1,381
120,096		Senko Co Ltd	880
64,200	*	Sequoia Logistica e Transportes S.A.	169
203,439		SF Holding Co Ltd	1,460
256,390		SG Holdings Co Ltd	4,828
53,196	*	Shanghai International Airport Co Ltd	410
530,760		Shanghai International Port Group Co Ltd	456
1,120,902		Shenzhen International Holdings Ltd	1,179
4,827		Shenzhen Investment Holdings Bay Area Development Co Ltd	2
84,260		Shinwa Kaiun Kaisha Ltd	2,876
139,972		Shipping Corp of India Ltd	212
333,300	*	SIA Engineering Co Ltd	624
974,000		Sichuan Expressway Co Ltd	241
354,600		SIMPAR S.A.	874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,480,000		Sincere Navigation	$1,427
1,392,350	*,e	Singapore Airlines Ltd	5,611
824,200	*	Singapore Airport Terminal Services Ltd	2,627
1,892,819		Singapore Post Ltd	904
108,347		Sinotrans Ltd (Class A)	68
2,301,000		SITC International Co Ltd	8,046
15,694	*	Sixt AG.	2,115
22,629		Sixt AG. (Preference)	1,691
43,564	*	Skywest, Inc	1,257
544,428	*	Southwest Airlines Co	24,935
361,775	*	SpiceJet Ltd	258
86,054	*	Spirit Airlines, Inc	1,882
571,573	*	Stagecoach Group plc	797
32,880		Stolt-Nielsen S.A.	620
49,783		Sumitomo Warehouse Co Ltd	933
464,447	*	Sun Country Airlines Holdings, Inc	12,159
185,000		T.Join Transportation Co	283
103,000		T3EX Global Holdings Corp	437
1,833,501		Taiwan High Speed Rail Corp	1,842
182,672	*	TAV Havalimanlari Holding AS	507
14,214		TCI Express Ltd	319
101,372		TFI International, Inc	10,797
1,946,000		Tianjin Port Development Holdings Ltd	156
587,041		TNT NV	2,237
156,643		Tobu Railway Co Ltd	3,809
463,118		Tokyu Corp	6,008
5,648,600	*,†	Trada Alam Minera Tbk PT	0^
8,207		Trancom Co Ltd	474
1,086,000	*	Transcoal Pacific Tbk PT	779
3,180,120		Transurban Group	32,132
663,065	*	Turk Hava Yollari	1,458
47,640	*,e	TuSimple Holdings, Inc	581
2,816,661	*	Uber Technologies, Inc	100,498
511,000		U-Ming Marine Transport Corp	1,047
2,618,125		Union Pacific Corp	715,298
294,953	*,e	United Airlines Holdings Inc	13,674
41,733		United International Transportation Co	572
1,309,703		United Parcel Service, Inc (Class B)	280,879
1,372		Universal Logistics Holdings Inc	28
24,237	*	US Xpress Enterprises, Inc	94
291,500		Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	783
67,336	*,†	Virgin Australia Int Holdings	0^
125,777	*	Wallenius Wilhelmsen ASA	923
409,000		Wan Hai Lines Ltd	2,240
68,864		Werner Enterprises, Inc	2,823
193,423		West Japan Railway Co	8,015
901,594		Westports Holdings BHD	858
49,476	e	Westshore Terminals Investment Corp	1,311
1,362,000		Wisdom Marine Lines Co Ltd	4,082
168,655	*	XPO Logistics, Inc	12,278
307,021	e	Yamato Transport Co Ltd	5,735
1,465,000	*	Yang Ming Marine Transport	6,281
135,595	*	Yellow Corp	951
150,459		YTO Express Group Co Ltd	408
1,022,000		Yuexiu Transport Infrastructure Ltd	688
152,615		Yunda Holding Co Ltd	422
1,078,968		Zhejiang Expressway Co Ltd	906
97,533		ZIM Integrated Shipping Services Ltd	7,092
914,192		ZTO Express Cayman, Inc (ADR)	22,855
		TOTAL TRANSPORTATION	2,681,233
UTILITIES - 2.5%
1,729,987		A2A S.p.A.	2,963
1,589,000		Absolute Clean Energy PCL	149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				VALUE
SHARES		COMPANY		(000)
9,983,800		AC Energy Corp		$1,679
26,293	e	Acciona S.A.		5,026
85,258		ACEA S.p.A.		1,565
93,260		Actelios S.p.A.		910
305,003		Adani Gas Ltd		8,653
433,820	*	Adani Green Energy Ltd		10,895
943,029	*	Adani Power Ltd		2,274
304,982	*	Adani Transmissions Ltd		9,469
244,400		AES Brasil Energia S.A.		618
407,249		AES Corp		10,479
348,364	*,†	AET&D Holdings No 1 Ptd Ltd		0
801,564		AGL Energy Ltd		4,618
2,932,193		Aguas Andinas S.A.		623
304,783	*	Aksa Enerji Uretim AS		297
806,815	e	Algonquin Power & Utilities Corp		12,514
8,693		AlKhorayef Water & Power Technologies Co		222
48,636		Allete, Inc		3,258
2,092,838		Alliant Energy Corp		130,761
334,722	e	AltaGas Ltd		7,497
144,100		Alupar Investimento S.A.		835
2,155,430		Ameren Corp		202,093
2,781,522		American Electric Power Co, Inc		277,512
18,754		American States Water Co		1,669
44,076		American Water Works Co, Inc		7,296
1,299,274		APA Group		10,326
7,599		Artesian Resources Corp		369
93,428		Ascopiave S.p.A.		354
85,358		Atco Ltd		2,931
48,774		Athens Water Supply & Sewage Co S.A.		369
31,833		Atmos Energy Corp		3,804
408,418	*,h	Auren Energia S.A.		1,372
11,814	e	Avangrid, Inc		552
59,721		Avista Corp		2,696
750,230		B Grimm Power PCL		792
708,200		Banpu Power PCL		353
774,200		BCPG PCL		279
10,220,000	*	Beijing Energy International Holding Co Ltd		324
446,179		Beijing Enterprises Holdings Ltd		1,408
3,358,586		Beijing Enterprises Water Group Ltd		1,028
4,776,000	*,†	Beijing Gas Blue Sky Holdings Ltd		6
1,432,000		Beijing Jingneng Clean Energy Co Ltd		323
24,286		BKW S.A.		3,042
337,847		Black Hills Corp		26,021
104,957	e	Boralex, Inc		3,402
79,991	e	Brookfield Infrastructure	Corp	6,036
36,620	e	Brookfield Infrastructure	Corp	2,763
764,609		Brookfield	Renewable Corp	33,490
154,348		Brookfield	Renewable Corp	6,741
150,610	*,e	Cadiz, Inc		312
44,517		California Water Service Group		2,639
152,513		Canadian Utilities Ltd		4,675
712,000		Canvest Environment Protection Group Co Ltd		313
249,881		Capital Power Corp		8,137
140,105		Capital Stage AG.		2,921
186,600		CECEP Solar Energy Co Ltd		256
435,700		CECEP Wind-Power Corp		314
4,500,383		Centerpoint Energy, Inc		137,892
345,149		Centrais Eletricas Brasileiras S.A.		2,753
255,739		Centrais Eletricas Brasileiras S.A. (Preference)		2,014
7,165,754	*	Centrica plc		7,496
637,462		CESC Ltd		635
192,087		CEZ AS		8,057
910,000	e	CGN New Energy Holdings Co Ltd		396
3,613,000	g	CGN Power Co Ltd		941

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,912		Chesapeake Utilities Corp	$2,054
2,770,000		China Datang Corp Renewable Power Co Ltd	1,137
557,000	e,g	China Everbright Greentech Ltd	161
1,091,113	e	China Everbright Water Ltd	252
2,166,765		China Gas Holdings Ltd	2,762
2,278,044		China Longyuan Power Group Corp	5,120
562,900		China National Nuclear Power Co Ltd	716
3,903,847		China Power International Development Ltd	2,054
637,312		China Resources Gas Group Ltd	2,682
1,388,373		China Resources Power Holdings Co	2,584
1,658,200		China Three Gorges Renewables Group Co Ltd	1,596
389,500		China Tian Lun Gas Holdings Ltd	275
1,302,000		China Water Affairs Group Ltd	1,419
536,101		China Yangtze Power Co Ltd	1,853
622,346		Chubu Electric Power Co, Inc	6,441
353,300	e	Chugoku Electric Power Co, Inc	2,457
383,001		Cia de Saneamento Basico do Estado de Sao Paulo	3,838
1,165,600		Cia de Saneamento de Minas Gerais-COPASA	3,356
143,400		Cia de Saneamento do Parana	614
388,100		Cia de Saneamento do Parana (Preference)	334
1,193,620		Cia Energetica de Minas Gerais	3,813
14,700		Cia Energetica do Ceara	166
59,500		Cia Paranaense de Energia	466
982,000		Cia Paranaense de Energia	1,559
709,723		CK Infrastructure Holdings Ltd	4,744
1,921,700		CK Power PCL	300
236,558		Clearway Energy, Inc (Class A)	7,882
281,033		Clearway Energy, Inc (Class C)	10,261
1,820,817		CLP Holdings Ltd	17,716
179,221		CMS Energy Corp	12,535
9,749,313		Colbun S.A.	800
9,100,000		Concord New Energy Group Ltd	842
119,415		Consolidated Edison, Inc	11,306
362,664		Constellation Energy Corp	20,400
953,755		Contact Energy Ltd	5,367
316,489	g	ContourGlobal plc	791
1,320,000	*,†,a,e	CT Environmental Group Ltd	2
1,648,725		Dominion Energy, Inc	140,092
74,509	*	Doral Group Renewable Energy Resources Ltd	340
460,598		Drax Group plc	4,737
46,542		DTE Energy Co	6,153
328,082		Duke Energy Corp	36,634
2,137,568		E.ON AG.	24,835
486,700		Eastern Water Resources Development and Management PCL	107
155,472		Edison International	10,899
421,700		EDP - Energias do Brasil S.A.	2,083
294,891		EDP Renovaveis S.A.	7,582
177,700		Electric Power Development Co	2,538
531,017		Electricite de France	4,984
348,417		Electricity Generating PCL	1,776
31,851		Elia System Operator S.A.	4,860
310,660		Emera, Inc	15,399
53,117	e	Enagas	1,180
195,268		Endesa S.A.	4,258
612,290	*	Enea S.A.	1,335
33,561,601		Enel Chile S.A.	1,002
13,416,920		Enel S.p.A.	89,581
2,510,166		Energias de Portugal S.A.	12,355
198,133		Energisa S.A.	2,031
282,596		Energix-Renewable Energies Ltd	1,078
1,678,944		Energy Absolute PCL	4,948
245,405	g	Enerjisa Enerji AS.	272
25,239,138		Enersis S.A.	3,045
839,700	*	Eneva S.A.	2,607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
189,048		Engie Brasil Energia S.A.	$1,717
499,895		Engie Energia Chile S.A.	304
2,546,825		Engie S.A.	33,483
1,118,499	*	Enlight Renewable Energy Ltd	2,619
544,135		ENN Energy Holdings Ltd	8,127
157,900		ENN Natural Gas Co Ltd	439
93,051		Entergy Corp	10,864
1,103,519		Equatorial Energia S.A.	6,307
30,443	e	eRex Co Ltd	430
68,950		ERG S.p.A.	2,287
75,816		Essential Utilities Inc	3,876
55,762		Evergy, Inc	3,811
119,530		Eversource Energy	10,541
59,538		EVN AG.	1,535
1,075,994		Exelon Corp	51,250
5,629	*,e	Fastned BV	266
107,352	e	Fersa Energias Renovables S.A.	151
707,400		First Gen Corp	361
2,032,732		FirstEnergy Corp	93,221
225,793	g	Fjordkraft Holding ASA	861
566,367		Fortis, Inc	28,011
395,952		Fortum Oyj	7,237
1,870,397		GAIL India Ltd	3,825
14,430,000	*,e	GCL New Energy Holdings Ltd	299
1,091,700		GD Power Development Co Ltd	431
640,033		Genesis Energy Ltd	1,276
779,257		Global Power Synergy Co Ltd	1,686
2,518		Global Water Resources, Inc	42
215,222	*,†	GMR Power and Urban Infra Ltd	141
14,109	*,e	Grenergy Renovables S.A.	533
2,145,210		Guangdong Investments Ltd	2,923
215,483		Gujarat Gas Ltd	1,425
340,076		Gujarat State Petronet Ltd	1,157
3,234,627		Gulf Energy Development PCL	4,961
4,974,800		Gunkul Engineering PCL	909
26,321	e	Hawaiian Electric Industries, Inc	1,114
905,010		Hera S.p.A.	3,334
2,863,000		HK Electric Investments & HK Electric Investments Ltd	2,796
199,193		Hokkaido Electric Power Co, Inc	789
208,877	e	Hokuriku Electric Power Co	909
140,104		Holding CO ADMIE IPTO S.A.	346
12,354,979		Hong Kong & China Gas Ltd	14,924
1,543,438		Hong Kong Electric Holdings Ltd	10,059
425,919		Huadian Power International Corp Ltd (Class A)	236
300,866		Huaneng Power International, Inc - A	325
2,674,751		Huaneng Power International, Inc - H	1,135
395,089	g	Hydro One Ltd	10,644
7,616,612		Iberdrola S.A.	83,249
12,611		Idacorp, Inc	1,455
326,372		Indraprastha Gas Ltd	1,601
882,473		Infratil Ltd	5,035
165,475	e	Innergex Renewable Energy, Inc	2,631
1,027,900	*,†	Inter Far East Energy Corp	0^
479,854		Interconexion Electrica S.A.	3,090
392,626		Inversiones Aguas Metropolitanas S.A.	198
698,927		Iride S.p.A.	1,852
493,410		Italgas S.p.A	3,165
243,000		Jiangsu Eastern Shenghong Co Ltd	541
813,528		Kansai Electric Power Co, Inc	7,663
25,292		Kenon Holdings Ltd	1,664
4,328,793		Keppel Infrastructure Trust	1,784
184,403		Korea Electric Power Corp	3,436
990,700		Kyushu Electric Power Co, Inc	6,633
350,366		Light S.A.	762

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7		Macquarie Infrastructure Co LLC	$0^
60,315		Mahanagar Gas Ltd	618
1,897,600		Malakoff Corp BHD	270
272,742		Manila Electric Co	1,966
1,345,400		Manila Water Co, Inc	523
658,000		Mega First Corp BHD	581
727,333		Mercury NZ Ltd	2,986
1,368,698		Meridian Energy Ltd	4,769
31,812		MGE Energy, Inc	2,538
9,826		Middlesex Water Co	1,033
19,340		National Fuel Gas Co	1,329
38,912		National Gas & Industrialization Co	524
4,886,826		National Grid plc	75,102
112,735	e	Naturgy Energy Group S.A.	3,377
45,521	*,e,g	Neoen S.A.	1,934
89,362		New Jersey Resources Corp	4,098
3,379,764		NextEra Energy, Inc	286,300
128,787	e	Nippon Gas Co Ltd	1,572
104,143		NiSource, Inc	3,312
341,262		NLC India Ltd	279
269,645		Northland Power Income Fund	8,964
62,510		Northwest Natural Holding Co	3,233
45,982		NorthWestern Corp	2,781
205,631		NRG Energy, Inc	7,888
5,548,089		NTPC Ltd	9,839
207,986	e	OGE Energy Corp	8,482
52,401		Okinawa Electric Power Co, Inc	592
283,300	*	Omega Energia S.A.	712
106,643		ONE Gas, Inc	9,410
105,328	*	OPC Energy Ltd	1,199
1,822,979		Origin Energy Ltd	8,485
40,306	e	Ormat Technologies, Inc	3,298
208,424	*,g	Orsted AS	26,089
249,034		Osaka Gas Co Ltd	4,267
61,884		Otter Tail Corp	3,868
340,007		Pennon Group plc	4,785
1,116,878		Petronas Gas BHD	4,421
1,578,137	*,b	PG&E Corp	18,843
964,718	*	PGE Polska Grupa Energetyczna S.A.	2,078
29,685		Pinnacle West Capital Corp	2,318
77,670		PNM Resources, Inc	3,703
82,365		Portland General Electric Co	4,542
3,626,197		Power Grid Corp of India Ltd	10,338
183,641		PPL Corp	5,245
32,865,900	*	PT Perusahaan Gas Negara Persero Tbk	3,203
224,240	*	Public Power Corp	1,877
122,184		Public Service Enterprise Group, Inc	8,553
30,563	*	Pure Cycle Corp	367
451,405		Qatar Electricity & Water Co	2,263
598,027		Ratch Group PCL	791
94,709		Red Electrica Corp S.A.	1,944
428,883		Redes Energeticas Nacionais S.A.	1,352
5,240,837	*	Reliance Power Ltd	926
42,800	*,e	RENOVA, Inc	596
114,284		Rubis S.C.A	3,359
2,258,523		RWE AG.	98,342
25,000		Saibu Gas Co Ltd	408
7,211		Sam Kwang Glass Ind Co Ltd	298
949,070		Saudi Electricity Co	6,670
144,065	g	Scatec Solar ASA	2,181
1,025,699		Scottish & Southern Energy plc	23,436
382,212		SDIC Power Holdings Co Ltd	561
36,738		Sechilienne-Sidec	1,782
1,201,078		SembCorp Industries Ltd	2,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
333,498		Sempra Energy	$56,068
54,951		Severn Trent plc	2,215
		Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power
729,319		Plant KSC	535
184,088		Shenzhen Energy Group Co Ltd	186
275,342		Shikoku Electric Power Co, Inc	1,780
60,010		Shizuoka Gas Co Ltd	418
196,400		Sichuan Chuantou Energy Co Ltd	332
23,275		SJW Corp	1,619
436,654		Snam Rete Gas S.p.A.	2,518
81,182	*	Solaria Energia y Medio Ambiente S.A.	1,821
128,000	*,†	Sound Global Ltd	0^
267,454		South Jersey Industries, Inc	9,241
254,966		Southern Co	18,488
56,381		Southwest Gas Holdings Inc	4,414
449,400		SPCG PCL	234
232,393		Spire, Inc	16,677
265,664	*	Sunnova Energy International, Inc	6,126
16,074,400		Super Energy Corp PCL (Foreign)	430
190,643	e	Superior Plus Corp	1,751
581,000		Taiwan Cogeneration Corp	780
1,625,604		Tata Power Co Ltd	5,081
1,439,261	*	Tauron Polska Energia S.A.	980
79,914		Telecom Plus plc	1,598
2,657,904		Tenaga Nasional BHD	5,689
55,599		Terna Energy S.A.	1,019
1,403,493		Terna Rete Elettrica Nazionale S.p.A.	12,052
89,100		Toho Gas Co Ltd	1,983
619,900		Tohoku Electric Power Co, Inc	3,619
1,094,496	*	Tokyo Electric Power Co, Inc	3,613
748,142		Tokyo Gas Co Ltd	13,696
194,731		Torrent Power Ltd	1,259
1,317,000		Towngas China Co Ltd	688
2,941,400		TPI Polene Power PCL	345
293,391		TransAlta Corp	3,037
128,444	e	TransAlta Renewables, Inc	1,899
244,600		Transmissora Alianca de Energia Eletrica S.A.	2,268
1,331,100		TTW PCL	444
51,864		UGI Corp	1,879
94,956		Uniper SE	2,453
149,981		United Utilities Group plc	2,209
31,379		Unitil Corp	1,565
955,862		Veolia Environnement	30,648
73,754		Verbund AG.	7,789
17,478	e	Via Renewables, Inc	144
497,002		Vistra Energy Corp	11,555
28,711	*,e	Voltalia S.A.	582
1,001,027		WEC Energy Group, Inc	99,913
27,730		West Holdings Corp	1,086
811,600		WHA Utilities and Power PCL	100
2,463,444		Xcel Energy, Inc	177,787
5,947		York Water Co	267
4,950,400		YTL Corp BHD	695
2,147,800		YTL Power International BHD	337
		TOTAL UTILITIES	3,212,115
		TOTAL COMMON STOCKS	126,136,203
		(Cost $108,224,182)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		VALUE
SHARES	COMPANY	(000)
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
8,497,223 *,†	Ayala Land, Inc	$16
	TOTAL REAL ESTATE	16
	TOTAL PREFERRED STOCKS	16
	(Cost $20)
			EXPIRATION
			DATE
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206	†,e	Webuild S.p.A	08/02/30	25
		TOTAL CAPITAL GOODS		25
CONSUMER DURABLES & APPAREL - 0.0%
1,130,429	e	Cie Financiere Richemont S.A.	11/27/23	893
		TOTAL CONSUMER DURABLES & APPAREL		893
CONSUMER SERVICES - 0.0%
69,576	e	PointsBet Holdings Pty Ltd	09/30/22	3
		TOTAL CONSUMER SERVICES		3
DIVERSIFIED FINANCIALS - 0.0%
527,863		National Industries Group Holding SAK		140
26,653		Srisawad Corp PCL	08/29/25	6
		TOTAL DIVERSIFIED FINANCIALS		146
ENERGY - 0.0%
8,715	e	Weatherford International plc	12/13/23	5
		TOTAL ENERGY		5
MATERIALS - 0.0%
2,443		Dawonsys Co Ltd	05/01/22	15
		TOTAL MATERIALS		15
MEDIA & ENTERTAINMENT - 0.0%
10,558		Advantage Solutions, Inc	12/31/26	10
230,631	†	Media General, Inc		0
		TOTAL MEDIA & ENTERTAINMENT		10
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599	†	Chinook Therapeutics, Inc		0
1,666		Samsung Biologics Co Ltd		254
20,027	†,e	Tobira Therapeutics, Inc		1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		255
REAL ESTATE - 0.0%
325,619		Lendlease Global Commercial REIT	05/25/22	13
33,324		MBK PCL	12/31/99	9
		TOTAL REAL ESTATE		22
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
49,629		Quantum Corp	05/15/22	1
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		EXPIRATION	VALUE
SHARES	COMPANY	DATE	(000)
UTILITIES - 0.0%
531,017	Electricite de France S.A.	04/01/22	$193
	TOTAL UTILITIES		193
	TOTAL RIGHTS/WARRANTS		1,568
	(Cost $91)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0.9%
$14,585,000		Federal Farm Credit Bank (FFCB)	0.000%	04/14/22	14,584
35,763,000		FFCB	0.000	04/21/22	35,760
20,000,000		FFCB	0.000	04/26/22	19,998
18,000,000		FFCB	0.000	05/02/22	17,993
11,000,000		FFCB	0.000	05/17/22	10,994
25,000,000		FFCB	0.000	06/10/22	24,970
7,000,000		FFCB	0.000	06/16/22	6,991
5,000,000		FFCB	0.000	07/12/22	4,989
12,214,000		FFCB	0.000	07/20/22	12,186
10,305,000		FFCB	0.000	07/22/22	10,281
10,000,000		FFCB	0.000	09/13/22	9,952
82,333,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	82,333
10,500,000		FHLB	0.000	04/04/22	10,500
21,179,000		FHLB	0.000	04/05/22	21,179
61,884,000		FHLB	0.000	04/06/22	61,882
30,000,000		FHLB	0.000	04/08/22	29,999
82,000,000		FHLB	0.000	04/11/22	81,996
44,389,000		FHLB	0.000	04/14/22	44,386
100,700,000		FHLB	0.000	04/18/22	100,692
23,815,000		FHLB	0.000	04/20/22	23,813
25,000,000		FHLB	0.000	04/21/22	24,998
21,000,000		FHLB	0.000	04/22/22	20,998
10,000,000		FHLB	0.000	04/25/22	9,999
10,000,000		FHLB	0.000	05/02/22	9,996
19,000,000		FHLB	0.000	05/04/22	18,993
26,612,000		FHLB	0.000	05/05/22	26,601
10,000,000		FHLB	0.000	05/06/22	9,996
25,000,000		FHLB	0.000	05/11/22	24,988
75,383,000		FHLB	0.000	05/13/22	75,346
25,000,000		FHLB	0.000	05/17/22	24,987
32,500,000		FHLB	0.000	05/18/22	32,482
15,000,000		FHLB	0.000	05/23/22	14,991
25,000,000		FHLB	0.000	05/24/22	24,985
6,100,000		FHLB	0.000	05/25/22	6,096
45,000,000		FHLB	0.000	05/27/22	44,971
6,000,000		FHLB	0.000	06/08/22	5,993
17,820,000		FHLB	0.000	06/17/22	17,796
30,000,000		FHLB	0.000	06/30/22	29,954
35,000,000		FHLB	0.000	07/07/22	34,929
10,300,000		FHLB	0.000	07/19/22	10,276
20,000,000		FHLB	0.000	08/04/22	19,937
8,000,000		FHLB	0.000	08/05/22	7,975
24,834,000		Federal National Mortgage Association (FNMA)	0.010	04/01/22	24,834
47,414,000		FNMA	0.000	05/04/22	47,396
7,815,000		Tennessee Valley Authority (TVA)	0.000	04/06/22	7,815
		TOTAL GOVERNMENT AGENCY DEBT			1,202,810
REPURCHASE AGREEMENT - 0.3%
371,390,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	371,390
		TOTAL REPURCHASE AGREEMENT			371,390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TREASURY DEBT - 0.1%
$12,500,000		United States Cash Management Bill	0.000%	04/12/22	$12,499
10,895,000		United States Treasury Bill	0.000	05/05/22	10,893
20,000,000		United States Treasury Bill	0.000	05/12/22	19,996
10,000,000		United States Treasury Bill	0.000	06/23/22	9,989
25,000,000		United States Treasury Bill	0.000	08/11/22	24,924
24,880,000		United States Treasury Note	2.250	04/15/22	24,899
300,000		United States Treasury Note	1.750	05/15/22	301
		TOTAL TREASURY DEBT			103,501
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
CERTIFICATE OF DEPOSIT - 0.0%
7,000,000		Credit Agricole	0.410	05/16/22	7,000
52,000,000		Mizuho Bank Ltd	0.250	05/09/22	52,000
10,000,000		MUFG Bank	0.460	08/16/22	10,000
7,000,000		National Australia Bank	0.460	09/23/22	7,000
8,000,000		Nordea Bank	0.430	10/24/22	7,999
		TOTAL CERTIFICATE OF DEPOSIT			83,999
COMMERCIAL PAPER - 0.1%
62,000,000		Skandin Ens Banken	0.000	05/02/22	61,989
		TOTAL COMMERCIAL PAPER			61,989
REPURCHASE AGREEMENT - 0.9%
70,000,000	s	Calyon	0.300	04/01/22	70,000
57,000,000	t	Citigroup	0.310	04/01/22	57,000
100,000,000	u	Deutsche Bank	0.300	04/01/22	100,000
120,000,000	v	Goldman Sachs	0.300	04/01/22	120,000
100,000,000	w	HSBC	0.300	04/01/22	100,000
50,000,000	x	JP Morgan	0.300	04/01/22	50,000
6,000,000	y	JP Morgan	0.300	04/01/22	6,000
11,000,000	z	Merrill Lynch	0.270	04/01/22	11,000
136,555,000	aa	Merrill Lynch	0.300	04/01/22	136,555
120,000,000	ab	Morgan Stanley	0.300	04/01/22	120,000
100,000,000	ac	Nomura	0.300	04/01/22	100,000
77,000,000	ad	Royal Bank of Scotland	0.300	04/01/22	77,000
100,000,000	ae	Societe Generale	0.300	04/01/22	100,000
18,000,000	af	Societe Generale	0.300	04/04/22	18,000
		TOTAL REPURCHASE AGREEMENT			1,065,555

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,211,543
		TOTAL SHORT-TERM INVESTMENTS			2,889,244
		(Cost $2,889,644)
		TOTAL INVESTMENTS - 100.8%			129,027,092
		(Cost $111,114,001)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(1,021,656)
		NET ASSETS - 100.0%			$128,005,436
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt
	HDC	Housing Development Corporation
	INR	Indian Rupee
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depositary Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

^Amount represents less than $1,000. * Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy. a Affiliated holding

b In bankruptcy

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,031,362,792.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $1,232,043,500 or 1.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $371,390,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $378,817,818.

sAgreement with Calyon, 0.300% dated 3/31/22 to be repurchased at $70,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.000% and maturity date 1/20/51, valued at $71,400,000.

tAgreement with Citigroup, 0.310% dated 3/31/22 to be repurchased at $57,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.000%–4.375% and maturity dates 5/15/28–2/15/38, valued at $58,140,126.

uAgreement with Deutsche Bank, 0.300% dated 3/31/22 to be repurchased at $100,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 5/15/25–8/15/26, valued at $102,000,000.

vAgreement with Goldman Sachs, 0.300% dated 3/31/22 to be repurchased at $120,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.125%–2.500% and maturity dates 8/15/23–2/15/45, valued at $122,400,004.

wAgreement with HSBC, 0.300% dated 3/31/22 to be repurchased at $100,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.640%–1.375% and maturity dates 4/30/23–11/15/31, valued at $102,000,005.

xAgreement with JP Morgan, 0.300% dated 3/31/22 to be repurchased at $50,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 2.500%–6.500% and maturity dates 1/20/39–12/20/51, valued at $51,000,000.

yAgreement with JP Morgan, 0.300% dated 3/31/22 to be repurchased at $6,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 3.000%–5.500% and maturity dates 1/20/47–10/20/49, valued at $6,120,001.

zAgreement with Merrill Lynch, 0.270% dated 3/31/22 to be repurchased at $11,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate

0.125% and maturity date 9/15/23, valued at $11,220,063.
aa	Agreement with Merrill Lynch, 0.300% dated 3/31/22 to be repurchased at $136,555,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate
2.000% and maturity date 2/20/52, valued at $139,286,101.
ab	Agreement with Morgan Stanley, 0.300% dated 3/31/22 to be repurchased at $120,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 2.000%–9.000% and maturity dates 7/1/22–3/1/52, valued at $122,400,000.
ac	Agreement with Nomura, 0.300% dated 3/31/22 to be repurchased at $100,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates
0.000%–4.500% and maturity dates 4/20/22–2/15/41, valued at $102,000,176.
ad	Agreement with Royal Bank of Scotland, 0.300% dated 3/31/22 to be repurchased at $77,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/22, valued at $78,540,083.
ae	Agreement with Societe Generale, 0.300% dated 3/31/22 to be repurchased at $100,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.250%–3.500% and maturity dates 9/30/23–1/20/52, valued at $102,000,004.
af	Agreement with Societe Generale, 0.300% dated 3/28/22 to be repurchased at $18,000,000 on 4/4/22, collateralized by Government Agency Securities, with coupon rates 2.500%–3.500% and maturity dates 8/1/40–9/1/51, valued at $18,360,000.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Written options outstanding as of March 31, 2022 were as follows (notional amounts and values are in thousands):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
Advanced Micro Devices, Inc, Put	30	$(11)	$90.00	04/14/22	$(1)
Alphabet, Inc, Call	3	(4)	3,000.00	04/14/22	(1)
American Express Co, Call	20	(6)	185.00	04/14/22	(12)
American Express Co, Call	20	(4)	210.00	04/14/22	(0)^
American Express Co, Put	20	(16)	140.00	06/17/22	(2)
Apple, Inc, Put	20	(6)	140.00	04/14/22	(0)^
AutoZone, Inc, Call	5	(6)	2,200.00	05/20/22	(14)
Blackstone, Inc, Call	20	(3)	135.00	04/14/22	(2)
Broadcom, Inc, Call	10	(3)	700.00	05/20/22	(5)
Broadcom, Inc, Put	10	(6)	500.00	04/14/22	(0)^
Broadcom, Inc, Put	10	(4)	500.00	05/20/22	(2)
Ciena Corp, Put	30	(3)	50.00	04/14/22	(0)^
Citigroup, Inc, Call	30	(1)	65.00	04/14/22	(0)^
Generac Holdings, Inc, Put	10	(36)	270.00	08/19/22	(22)
Intuitive Surgical, Inc, Call	213	(77)	350.00	04/14/22	(11)
Intuitive Surgical, Inc, Call	213	(97)	340.00	06/17/22	(107)
Intuitive Surgical, Inc, Put	213	(492)	280.00	06/17/22	(200)
Meta Platforms, Inc, Call	20	(6)	235.00	05/20/22	(18)
Meta Platforms, Inc, Put	20	(15)	165.00	05/20/22	(2)
Microsoft Corp, Call	20	(2)	325.00	04/14/22	(2)
Microsoft Corp, Call	20	(4)	340.00	05/20/22	(4)
Microsoft Corp, Put	20	(5)	260.00	05/20/22	(3)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value
NetFlix, Inc, Call	10	$(5)	$410.00	04/14/22	$(2)
NetFlix, Inc, Call	10	(10)	490.00	06/17/22	(3)
NetFlix, Inc, Put	10	(50)	400.00	06/17/22	(44)
NVIDIA Corp, Call	10	(3)	325.00	04/14/22	(1)
NVIDIA Corp, Put	3,178	(2,940)	180.00	05/20/22	(286)
Palo Alto Networks, Inc, Call	99	(92)	650.00	04/29/22	(138)
Paramount Global, Call	50	(2)	42.50	04/14/22	(1)
Paramount Global, Put	45	(27)	35.00	06/17/22	(8)
PayPal Holdings, Inc, Call	20	(5)	115.00	04/14/22	(8)
PayPal Holdings, Inc, Put	20	(14)	80.00	07/15/22	(3)
Sea Ltd, Put	10	(8)	80.00	05/20/22	(2)
Sea Ltd, Put	20	(39)	120.00	09/16/22	(44)
Tesla, Inc, Call	5	(10)	1,300.00	05/20/22	(14)
Total	4,464	$(4,012)			$(962)

^Amount represents less than $1,000.

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
Russell 2000 E Mini Index	584	06/17/22	$58,615	$60,339	$1,724
S&P 500 E Mini Index	3,807	06/17/22	811,178	862,428	51,250
S&P Mid-Cap 400 E Mini Index	314	06/17/22	81,252	84,441	3,189
Total	4,705		$951,045	$1,007,208	$56,163

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

		REFERENCE		MATURITY	VALUE
PRINCIPAL	ISSUER	RATE & SPREAD	RATE	DATE	(000)
BONDS - 0.0%
CORPORATE BONDS - 0.0%
INDIA - 0.0%
INR 1,191,204	Britannia Industries Ltd		5.500%	06/03/24	$16
	TOTAL INDIA				16
	TOTAL CORPORATE BONDS				16
	(Cost $17)
	TOTAL BONDS				16
	(Cost $17)
SHARES		COMPANY
COMMON STOCKS - 98.6%
AUSTRALIA - 1.5%
774,674	*	AMP Ltd	556
231,308		APA Group	1,838
1,845,209		Australia & New Zealand Banking Group Ltd	37,810
43,637		Australian Stock Exchange Ltd	2,655
681,005	*,†	AZ BGP Holdings	2
1,018,958		BHP Billiton Ltd	39,278
42,140		Cochlear Ltd	7,036
399,044		Commonwealth Bank of Australia	31,426
62,589		CSL Ltd	12,496
168,246		Endeavour Group Ltd	915
17,351,550		Glencore Xstrata plc	112,901
1,106,070		IDP Education Ltd	25,887
3,987,981		Ingenia Communities Group	15,055
520,953		Insurance Australia Group Ltd	1,705
77,551		Macquarie Group Ltd	11,728
29,588	e	Magellan Financial Group Ltd	350
620,804		Medibank Pvt Ltd	1,426
261,899	*	Megaport Ltd	2,683
720,488		National Australia Bank Ltd	17,346
1,184,134	*	NEXTDC Ltd	10,201
2,624,976	*,e	PointsBet Holdings Ltd	7,320
224,292	*	Qantas Airways Ltd	867
331,188		QBE Insurance Group Ltd	2,840
108,829		Ramsay Health Care Ltd	5,271
152,643		Rio Tinto plc	12,203
319,806		Sonic Healthcare Ltd	8,444
284,241		Suncorp-Metway Ltd	2,356
889,375		Telstra Corp Ltd	2,628
95,986		Wesfarmers Ltd	3,602
826,872		Westpac Banking Corp	14,939
168,246		Woolworths Ltd	4,671
3,713,938	*,e	Zip Co Ltd	4,021
		TOTAL AUSTRALIA	402,456
AUSTRIA - 0.1%
310,335	g	BAWAG Group AG.	15,659
167,537		Erste Bank der Oesterreichischen Sparkassen AG.	6,110
13,394		Verbund AG.	1,414
		TOTAL AUSTRIA	23,183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
BELGIUM - 0.1%
101,045		Anheuser-Busch InBev S.A.	$6,041
276,855		KBC Groep NV	19,864
		TOTAL BELGIUM	25,905
BERMUDA - 0.0%
10,387		RenaissanceRe Holdings Ltd	1,646
		TOTAL BERMUDA	1,646
BRAZIL - 1.1%
34,200		Alpargatas S.A.	187
1,070,600		AMBEV S.A.	3,463
4,641,172		Americanas S.A.	31,828
103,209	*	Americanas S.A.	696
110,400		Atacadao Distribuicao Comercio e Industria Ltd	522
1,039,700		B3 SA-Brasil Bolsa Balcao	3,431
2,021,562		Banco Bradesco S.A.	7,758
14,486,744		Banco Bradesco S.A. (Preference)	67,610
3,266,360		Banco BTG Pactual S.A. - Unit	17,865
76,232		Banco do Brasil S.A.	556
81,503		Banco Inter S.A.	363
34,700		Banco Santander Brasil S.A.	269
150,900		BB Seguridade Participacoes S.A.	810
41,800		Braskem S.A.	389
154,100	*	BRF S.A.	602
68,555		Centrais Eletricas Brasileiras S.A.	547
53,300		Centrais Eletricas Brasileiras S.A. (Preference)	420
260,300		Cia de Concessoes Rodoviarias	749
79,900		Cia de Saneamento Basico do Estado de Sao Paulo	801
221,850		Cia Energetica de Minas Gerais	709
141,200		Cia Siderurgica Nacional S.A.	772
231,568		Cosan SA Industria e Comercio	1,150
39,100		Energisa S.A.	401
37,750		Engie Brasil Energia S.A.	343
227,299		Equatorial Energia S.A.	1,299
255,200		Gerdau S.A. (Preference)	1,651
827,515	g	Hapvida Participacoes e Investimentos S.A.	2,058
31,200		Hypermarcas S.A.	254
1,222,137		Investimentos Itau S.A. - PR	2,759
5,392,319		Itau Unibanco Holding S.A.	31,124
154,100		Klabin S.A.	781
132,895		Localiza Rent A Car	1,705
211,792		Lojas Renner S.A.	1,223
5,421,500		Magazine Luiza S.A.	7,766
9,924	*	MercadoLibre, Inc	11,804
194,395	*	Natura & Co Holding S.A.	1,064
408,681	*	Pagseguro Digital Ltd	8,194
176,300	*	Petro Rio S.A.	882
865,200		Petroleo Brasileiro S.A.	6,404
1,101,738		Petroleo Brasileiro S.A. (Preference)	7,741
246,100		Raia Drogasil S.A.	1,237
81,100	g	Rede D'Or Sao Luiz S.A.	850
285,700	*	Rumo S.A.	1,113
595,581	*	StoneCo Ltd	6,968
164,522		Suzano SA	1,906
122,000		Telefonica Brasil S.A.	1,376
194,500		TIM S.A.	563
110,700		Totvus S.A.	846
164,700		Ultrapar Participacoes S.A.	489
2,212,164		Vale S.A.	44,419
251,200		Vibra Energia S.A.	1,234
370,620		Weg S.A.	2,714
102,000	*	XP, Inc	3,070

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1	*	XP, Inc	$0^
		TOTAL BRAZIL	295,735
CANADA - 2.3%
41,202		Agnico-Eagle Mines Ltd	2,521
1,018,419		Alimentation Couche-Tard, Inc	45,880
437,977		Bank of Montreal	51,538
273,466		Bank of Nova Scotia	19,600
340,953		Barrick Gold Corp	8,362
398		Brookfield Asset Management Reinsurance Partners Ltd	23
56,596		Brookfield Asset Management, Inc	3,200
100,341		Canadian Imperial Bank of Commerce	12,180
295,142		Canadian National Railway Co	39,592
230,114		Canadian Natural Resources Ltd	14,249
863,890		Canadian Pacific Railway Ltd	71,300
47,111		CI Financial Corp	748
523,635		Dollarama, Inc	29,697
369,187		Enbridge, Inc	16,995
6,028		Fairfax Financial Holdings Ltd	3,289
24,120		First Capital Real Estate Investment Trust	346
62,731		Great-West Lifeco, Inc	1,849
24,106		iA Financial Corp, Inc	1,466
18,690		IGM Financial, Inc	660
225,149	e	Imperial Oil Ltd	10,896
32,236		Intact Financial Corp	4,763
911,722	*	Ivanhoe Mines Ltd	8,504
567,951	*	Lightspeed Commerce, Inc	17,323
437,190		Manulife Financial Corp	9,323
75,707		National Bank of Canada	5,803
498,277		Nutrien Ltd	51,504
18,764		Onex Corp	1,258
125,269		Power Corp Of Canada	3,878
113,195		RioCan Real Estate Investment Trust	2,284
320,852		Royal Bank of Canada	35,325
88,457	*	Shopify, Inc (Class A)	59,823
131,783	e	Sun Life Financial, Inc	7,358
459,862		Suncor Energy, Inc	14,971
310,604		Teck Cominco Ltd	12,542
39,111		Thomson Reuters Corp	4,246
12,702		TMX Group Ltd	1,306
407,822		Toronto-Dominion Bank	32,358
51,954	e	West Fraser Timber Co Ltd	4,275
		TOTAL CANADA	611,235
CHILE - 0.0%
4,101,105		Banco de Chile	439
4,215	*	Banco de Credito e Inversiones	152
5,753,224		Banco Santander Chile S.A.	324
334,981		Cencosud S.A.	660
33,645		Cia Cervecerias Unidas S.A.	252
249,086		Empresas CMPC S.A.	461
89,475		Empresas COPEC S.A.	739
6,315,205		Enel Chile S.A.	189
4,917,211		Enersis S.A.	593
174,397		SACI Falabella	557
30,743		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,641
		TOTAL CHILE	7,007
CHINA - 2.5%
19,700	e	360 Finance, Inc (ADR)	303
34,200	*	360 Security Technology, Inc	54
114,500	*,g	3SBio, Inc	93
2,800	*,e	51job, Inc (ADR)	164
75,000	e	AAC Technologies Holdings, Inc	178

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,700		Addsino Co Ltd	$23
8,577	*	Advanced Micro-Fabrication Equipment, Inc China	156
12,600		AECC Aero-Engine Control Co Ltd	46
24,700		AECC Aviation Power Co Ltd	174
158,000	e	Agile Property Holdings Ltd	79
2,588,000		Agricultural Bank of China Ltd	989
442,100		Agricultural Bank of China Ltd (Class A)	214
28,118		Aier Eye Hospital Group Co Ltd	139
36,800	*	Air China Ltd	53
1,144,000	*,e	Air China Ltd (H shares)	795
31,207		Airtac International Group	1,003
29,000	*,e,g	Akeso, Inc	61
3,231,972	*	Alibaba Group Holding Ltd	44,106
338,000	*,e	Alibaba Health Information Technology Ltd	214
133,500	g	A-Living Services Co Ltd	185
948,000	*	Aluminum Corp of China Ltd	549
177,800	*	Aluminum Corp of China Ltd (Class A)	162
3,600		Angel Yeast Co Ltd	24
117,500		Anhui Conch Cement Co Ltd	601
20,600		Anhui Conch Cement Co Ltd (Class A)	128
24,900		Anhui Gujing Distillery Co Ltd	321
1,700		Anhui Gujing Distillery Co Ltd (Class A)	46
4,000		Anhui Honglu Steel Construction Group Co Ltd	27
4,000		Anhui Kouzi Distillery Co Ltd	34
9,900		Anhui Yingjia Distillery Co Ltd	84
247,400		Anta Sports Products Ltd	3,069
8,400		Apeloa Pharmaceutical Co Ltd	41
1,600		Asymchem Laboratories Tianjin Co Ltd	92
5,244		Autel Intelligent Technology Corp Ltd	32
2,300		Autobio Diagnostics Co Ltd	17
7,000		Autohome, Inc (ADR)	213
19,300		Avary Holding Shenzhen Co Ltd	87
6,200		Avic Capital Co Ltd	4
29,300		AVIC Electromechanical Systems Co Ltd	50
427,000	e	AviChina Industry & Technology Co	236
5,600		AVICOPTER plc	45
119,877	*	Baidu, Inc (ADR)	15,860
143,500		Bank of Beijing Co Ltd	103
90,900		Bank of Changsha Co Ltd	109
19,300		Bank of Chengdu Co Ltd	45
241,600		Bank of China Ltd - A	124
19,071,000		Bank of China Ltd - H	7,610
267,300		Bank of Communications Co Ltd - A	215
906,000		Bank of Communications Co Ltd - H	649
30,200		Bank of Hangzhou Co Ltd	67
97,380		Bank of Jiangsu Co Ltd	108
57,400		Bank of Nanjing Co Ltd	96
36,400		Bank of Ningbo Co Ltd	213
85,922		Bank of Shanghai Co Ltd	90
341,000		Baoshan Iron & Steel Co Ltd	362
82,300		BBMG Corp	40
11,000	*	BeiGene Ltd (ADR)	2,075
6,600	*	Beijing BDStar Navigation Co Ltd	34
218,000	*	Beijing Capital International Airport Co Ltd	127
29,400		Beijing Dabeinong Technology Group Co Ltd	40
7,300		Beijing Easpring Material Technology Co Ltd	86
5,040		Beijing E-Hualu Information Technology Co Ltd	17
18,600		Beijing Enlight Media Co Ltd	24
53,500		Beijing Enterprises Holdings Ltd	169
454,000		Beijing Enterprises Water Group Ltd	139
5,284		Beijing Kingsoft Office Software, Inc	155
9,500		Beijing Kunlun Tech Co Ltd	25
20,900		Beijing New Building Materials plc	99
49,900		Beijing Originwater Technology Co Ltd	47

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
717		Beijing Roborock Technology Co Ltd	$63
8,160		Beijing Shiji Information Technology Co Ltd	26
3,800		Beijing Shunxin Agriculture Co Ltd	14
19,800		Beijing Sinnet Technology Co Ltd	41
10,540		Beijing Tiantan Biological Products Corp Ltd	41
4,100		Beijing United Information Technology Co Ltd	72
5,400		Beijing Wantai Biological Pharmacy Enterprise Co Ltd	237
3,300		Beijing Yuanliu Hongyuan Electronic Technology Co Ltd	67
239,600		Beijing-Shanghai High Speed Railway Co Ltd	180
3,400		Betta Pharmaceuticals Co Ltd	30
2,200		BGI Genomics Co Ltd	28
40,232	*,e	Bilibili, Inc (ADR)	1,029
833,500		BOC Hong Kong Holdings Ltd	3,136
5,700		BOC International China Co Ltd	12
195,000		BOE Technology Group Co Ltd	132
304,000	e	Bosideng International Holdings Ltd	141
136,000	*,†	Brilliance China Automotive Holdings Ltd	62
24,600		BYD Co Ltd	880
183,000		BYD Co Ltd (H shares)	5,090
54,500	e	BYD Electronic International Co Ltd	108
7,100		By-health Co Ltd	24
7,300		C&S Paper Co Ltd	14
13,100		Caitong Securities Co Ltd	17
5,800	*,e,g	CanSino Biologics, Inc	92
647	*	CanSino Biologics, Inc	24
49,600		CECEP Solar Energy Co Ltd	68
106,200		CECEP Wind-Power Corp	77
339,000	g	CGN Power Co Ltd	88
1,000		Chacha Food Co Ltd	8
2,600		Changchun High & New Technology Industry Group, Inc	68
24,000		Changjiang Securities Co Ltd	23
3,500		Changzhou Xingyu Automotive Lighting Systems Co Ltd	71
26,300		Chaozhou Three-Circle Group Co Ltd	116
34,200		Chengtun Mining Group Co Ltd	46
11,700	*	Chengxin Lithium Group Co Ltd	93
23,300	*	Chifeng Jilong Gold Mining Co Ltd	67
43,400		China Baoan Group Co Ltd	76
265,500	e,g	China Bohai Bank Co Ltd	44
926,000		China Cinda Asset Management Co Ltd	158
918,000		China Citic Bank	463
618,000		China Coal Energy Co	465
284,000		China Communications Services Corp Ltd	128
154,500		China Conch Venture Holdings Ltd	450
91,500		China Construction Bank Corp - A	90
22,711,000		China Construction Bank Corp - H	17,012
65,400		China CSSC Holdings Ltd	177
36,600	*	China Eastern Airlines Corp Ltd	27
79,000		China Education Group Holdings Ltd	68
187,200	*	China Energy Engineering Corp Ltd	72
225,400		China Everbright Bank Co Ltd - A	117
337,000		China Everbright Bank Co Ltd - H	127
355,555		China Everbright International Ltd	213
815,000	g	China Feihe Ltd	802
307,000		China Galaxy Securities Co Ltd	171
25,200		China Galaxy Securities Co Ltd (Class A)	39
278,000		China Gas Holdings Ltd	354
9,700		China Great Wall Securities Co Ltd	14
27,400		China Greatwall Technology Group Co Ltd	49
550,500		China Hongqiao Group Ltd	723
431,600		China Insurance International Holdings Co Ltd	524
134,800	g	China International Capital Corp Ltd	298
4,600		China International Capital Corp Ltd	30
27,015		China International Travel Service Corp Ltd	695
974,000		China Jinmao Holdings Group Ltd	287

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)
19,929		China Jushi Co Ltd			$48
90,000		China Lesso Group Holdings Ltd			108
1,744,000		China Life Insurance Co Ltd			2,657
36,500		China Life Insurance Co Ltd (Class A)			150
36,400	*,e,g	China Literature Ltd			149
307,000		China Longyuan Power Group Corp			690
130,000		China Medical System Holdings Ltd			203
124,000		China Meidong Auto Holdings Ltd			471
727,000		China Mengniu Dairy Co Ltd			3,898
891,000		China Merchants Bank Co Ltd			6,936
803,787		China Merchants Bank Co Ltd (Class A)			5,896
151,426		China Merchants Holdings International Co Ltd			273
37,020		China Merchants Securities Co Ltd			84
119,800		China Merchants Shekou Industrial Zone Holdings Co Ltd			286
16,300		China Minmetals Rare Earth Co Ltd			74
221,400		China Minsheng Banking Corp Ltd - A			133
618,300	e	China Minsheng Banking Corp Ltd - H			232
801,000		China Molybdenum Co Ltd			412
233,400		China Molybdenum Co Ltd (Class A)			190
388,000		China National Building Material Co Ltd			477
33,800		China National Chemical Engineering Co Ltd			51
3,600		China National Medicines Corp Ltd			17
97,100		China National Nuclear Power Co Ltd			123
53,600		China Northern Rare Earth Group High-Tech Co Ltd			324
524,000		China Oilfield Services Ltd			532
661,435		China Overseas Land & Investment Ltd			1,968
220,000		China Overseas Property Holdings Ltd			259
98,000		China Pacific Insurance	Group	Co Ltd - A	352
626,600		China Pacific Insurance	Group	Co Ltd - H	1,516
445,000		China Power International Development Ltd			234
126,300		China Railway Group Ltd - A			120
378,000		China Railway Group Ltd - H			211
83,084		China Railway Signal & Communication Corp Ltd			58
338,000		China Resources Beer Holdings Company Ltd			2,056
239,999		China Resources Cement Holdings Ltd			199
90,000		China Resources Gas Group Ltd			379
749,836		China Resources Land Ltd			3,472
6,048		China Resources Microelectronics Ltd			52
137,400	g	China Resources Mixc Lifestyle Services Ltd			672
188,000		China Resources Power Holdings Co			350
6,800		China Resources Sanjiu Medical & Pharmaceutical Co Ltd			49
116,400		China Shenhua Energy Co Ltd - A			545
821,500		China Shenhua Energy Co Ltd - H			2,615
514,000	*,e	China Southern Airlines Co Ltd			297
60,500	*	China Southern Airlines Co Ltd (Class A)			59
270,300		China State Construction Engineering Corp Ltd			231
188,000		China State Construction International Holdings Ltd			249
465,000		China Suntien Green Energy Cor			260
311,700		China Three Gorges Renewables Group Co Ltd			300
1,670,000	g	China Tower Corp Ltd			187
21,900		China TransInfo Technology Co Ltd			37
411,500		China Vanke Co Ltd			926
144,258		China Vanke Co Ltd (Class A)			434
46,200		China Yangtze Power Co Ltd			160
6,800		China Zhenhua Group Science & Technology Co Ltd			121
90,400		China Zheshang Bank Co Ltd			47
612,000		Chinasoft International Ltd			502
24,000	*	Chindata Group Holdings Ltd (ADR)			152
5,900	*	Chongqing Brewery Co Ltd			99
13,580		Chongqing Changan Automobile Co Ltd			24
5,100		Chongqing Fuling Zhacai Group Co Ltd			26
284,100		Chongqing Rural Commercial Bank Co Ltd			178
8,500		Chongqing Zhifei Biological Products Co Ltd			185
389,661		CIFI Holdings Group Co Ltd			227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
561,000		Citic Pacific Ltd	$621
250,774		CITIC Securities Co Ltd	575
71,070		CITIC Securities Co Ltd (Class A)	233
1,400		CNGR Advanced Material Co Ltd	26
29,400		CNNC Hua Yuan Titanium Dioxide Co Ltd	45
32,200		Contemporary Amperex Technology Co Ltd	2,577
184,445		COSCO Pacific Ltd	143
118,800		COSCO SHIPPING Development Co Ltd	61
124,300		COSCO SHIPPING Energy Transportation Co Ltd	125
170,460	*	COSCO SHIPPING Holdings Co Ltd - A	412
299,150	*	COSCO SHIPPING Holdings Co Ltd - H	514
1,832,000	e	Country Garden Holdings Co Ltd	1,402
386,000		Country Garden Services Holdings Co Ltd	1,626
19,300		CSC Financial Co Ltd	70
1,238,880		CSPC Pharmaceutical Group Ltd	1,420
3,984		Da An Gene Co Ltd of Sun Yat-Sen University	12
7,600	*	Dada Nexus Ltd (ADR)	69
505,000	g	Dali Foods Group Co Ltd	263
120,200		Daqin Railway Co Ltd	130
73,992	*	Daqo New Energy Corp (ADR)	3,057
2,840		DaShenLin Pharmaceutical Group Co Ltd	13
10,400		DHC Software Co Ltd	12
54,905	*	DiDi Global, Inc (ADR)	137
13,600		Do-Fluoride New Materials Co Ltd	84
1,500		Dong-E-E-Jiao Co Ltd	8
43,600		Dongfang Electric Corp Ltd	93
622,000		Dongfeng Motor Group Co Ltd	465
11,300		Dongxing Securities Co Ltd	17
351,000		Dongyue Group	476
55,852		East Money Information Co Ltd	221
6,100		Ecovacs Robotics Co Ltd	104
73,800		ENN Energy Holdings Ltd	1,102
31,500		ENN Natural Gas Co Ltd	88
26,770		Eve Energy Co Ltd	336
184,000		Ever Sunshine Lifestyle Services Group Ltd	245
21,600		Everbright Securities Co Ltd	42
56,343		Fangda Carbon New Material Co Ltd	75
74,000		Far East Horizon Ltd	66
8,500		FAW Jiefang Group Co Ltd	12
18,900		Fiberhome Telecommunication Technologies Co Ltd	45
25,700		First Capital Securities Co Ltd	24
91,000	e	Flat Glass Group Co Ltd	347
17,300		Flat Glass Group Co Ltd	122
203,000		Focus Media Information Technology Co Ltd	194
46,498		Foshan Haitian Flavouring & Food Co Ltd	639
662,000		Fosun International	716
32,700		Founder Securities Co Ltd	35
49,000		Foxconn Industrial Internet Co Ltd	78
800		Fu Jian Anjoy Foods Co Ltd	14
3,300	*	Fujian Sunner Development Co Ltd	10
24,800		Fuyao Glass Industry Group Co Ltd - A	139
137,600	g	Fuyao Glass Industry Group Co Ltd - H	559
60,200	g	Ganfeng Lithium Co Ltd	847
14,900		Ganfeng Lithium Co Ltd	293
700		G-bits Network Technology Xiamen Co Ltd	40
100,500	*	GCL System Integration Technology Co Ltd	57
136,200		GD Power Development Co Ltd	54
194,023	*	GDS Holdings Ltd (ADR)	7,615
1,354,000		Geely Automobile Holdings Ltd	2,097
76,300		GEM Co Ltd	100
31,500		Gemdale Corp	71
98,000	*	Genscript Biotech Corp	307
106,800		GF Securities Co Ltd	150
31,900		GF Securities Co Ltd (Class A)	88

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
11,200		Giant Network Group Co Ltd	$18
9,772		Gigadevice Semiconductor Beijing, Inc	216
2,800		Ginlong Technologies Co Ltd	92
17,000		GoerTek, Inc	92
952,000	*,e	GOME Electrical Appliances Holdings Ltd	59
6,800	*	Gotion High-tech Co Ltd	37
706,500		Great Wall Motor Co Ltd	1,109
10,000		Great Wall Motor Co Ltd	43
18,400		Gree Electric Appliances, Inc of Zhuhai	93
67,430		Greenland Holdings Corp Ltd	57
196,500		Greentown China Holdings Ltd	355
338,000		Greentown Service Group Co Ltd	337
48,700		GRG Banking Equipment Co Ltd	81
23,600		Guangdong Haid Group Co Ltd	204
284,000		Guangdong Investments Ltd	387
3,300		Guangdong Kinlong Hardware Products Co Ltd	56
140,600	*	Guanghui Energy Co Ltd	181
682,000		Guangzhou Automobile Group Co Ltd - H	562
10,800		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	53
44,100		Guangzhou Haige Communications Group, Inc Co	71
1,800		Guangzhou Kingmed Diagnostics Group Co Ltd	21
218,000	e	Guangzhou R&F Properties Co Ltd	77
7,395		Guangzhou Shiyuan Electronic Technology Co Ltd	75
12,400		Guangzhou Tinci Materials Technology Co Ltd	182
9,990		Guangzhou Yuexiu Financial Holdings Group Co Ltd	12
12,200		Guolian Securities Co Ltd	25
29,100		Guosen Securities Co Ltd	45
42,200		Guotai Junan Securities Co Ltd	104
25,790		Guoyuan Securities Co Ltd	29
89,000	e,g	Haidilao International Holding Ltd	171
82,600		Haier Smart Home Co Ltd	299
475,000		Haier Smart Home Co Ltd	1,519
162,000		Haitian International Holdings Ltd	418
290,800		Haitong Securities Co Ltd	221
54,600		Haitong Securities Co Ltd (Class A)	88
14,300	*	Hang Zhou Great Star Industrial Co Ltd	37
13,740		Hangzhou First Applied Material Co Ltd	244
11,100		Hangzhou Oxygen Plant Group Co Ltd	50
6,130		Hangzhou Robam Appliances Co Ltd	28
18,800		Hangzhou Silan Microelectronics Co Ltd	142
1,800		Hangzhou Tigermed Consulting Co Ltd - A	30
10,900	g	Hangzhou Tigermed Consulting Co Ltd - H	131
108,000	g	Hansoh Pharmaceutical Group Co Ltd	180
8,200		Hefei Meiya Optoelectronic Technology, Inc	34
9,200		Heilongjiang Agriculture Co Ltd	22
14,800		Hello Group, Inc (ADR)	86
40,700		Henan Shuanghui Investment & Development Co Ltd	186
151,500		Hengan International Group Co Ltd	698
76,380		Hengli Petrochemical Co Ltd	249
624,000	*,e	HengTen Networks Group Ltd	167
53,200		Hengtong Optic-electric Co Ltd	108
44,630		Hengyi Petrochemical Co Ltd	60
316,900		Hesteel Co Ltd	118
2,800		Hithink RoyalFlush Information Network Co Ltd	42
4,900		Hongfa Technology Co Ltd	36
165,880	e	Hopson Development Holdings Ltd	314
6,200		Hoshine Silicon Industry Co Ltd	102
46,000	*,g	Hua Hong Semiconductor Ltd	192
56,600		Huadian Power International Corp Ltd (Class A)	31
12,540		Huadong Medicine Co Ltd	66
51,600		Huafon Chemical Co Ltd	74
12,100		Huagong Tech Co Ltd	38
13,460		Hualan Biological Engineering, Inc	43
45,600		Huaneng Power International, Inc - A	49

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
370,000		Huaneng Power International, Inc - H	$157
151,000	g	Huatai Securities Co Ltd	231
15,500		Huatai Securities Co Ltd (Class A)	36
14,200		Huaxi Securities Co Ltd	19
82,600		Huaxia Bank Co Ltd	72
3,500		Huaxin Cement Co Ltd	11
15,700		Huayu Automotive Systems Co Ltd	49
75,874		Huazhu Group Ltd (ADR)	2,503
16,400		Hubei Xingfa Chemicals Group Co Ltd	85
5,800		Huizhou Desay Sv Automotive Co Ltd	115
4,700		Humanwell Healthcare Group Co Ltd	13
117,900		Hunan Valin Steel Co Ltd	102
8,548		Hundsun Technologies, Inc	60
7,471	*,e	Hutchison China MediTech Ltd (ADR)	141
73,200	e,g	Hygeia Healthcare Holdings Co Ltd	281
251,311	*	iClick Interactive Asia Group Ltd (ADR)	297
13,000		Iflytek Co Ltd	95
3,200	*	I-Mab (ADR)	52
2,900	*	Imeik Technology Development Co Ltd	216
377,900		Industrial & Commercial Bank of China Ltd - A	284
13,292,000		Industrial & Commercial Bank of China Ltd - H	8,149
115,200		Industrial Bank Co Ltd	373
32,300		Industrial Securities Co Ltd	39
6,300		Ingenic Semiconductor Co Ltd	90
675,500	*	Inner Mongolia BaoTou Steel Union Co Ltd	236
		Inner Mongolia Junzheng Energy & Chemical Industry Group
115,800		Co Ltd	83
88,900		Inner Mongolia Yili Industrial Group Co Ltd	515
62,700	*	Inner Mongolia Yuan Xing Energy Co Ltd	96
107,000	*,g	Innovent Biologics, Inc	360
5,000		Inspur Electronic Information Industry Co Ltd	21
2,500		Intco Medical Technology Co Ltd	18
29,953	*,e	IQIYI, Inc (ADR)	136
21,500		JA Solar Technology Co Ltd	265
3,760		Jafron Biomedical Co Ltd	27
1,700		Jason Furniture Hangzhou Co Ltd	16
31,900	*,e,g	JD Health International, Inc	191
1,491,818	*	JD.com, Inc	42,390
42,200		Jiangsu Eastern Shenghong Co Ltd	94
148,000		Jiangsu Express	155
15,804		Jiangsu Hengli Hydraulic Co Ltd	129
38,082		Jiangsu Hengrui Medicine Co Ltd	220
5,900		Jiangsu King's Luck Brewery JSC Ltd	39
20,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	431
3,000		Jiangsu Yangnong Chemical Co Ltd	57
4,700		Jiangsu Yoke Technology Co Ltd	38
5,200		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	23
38,200		Jiangsu Zhongtian Technology Co Ltd	102
285,000		Jiangxi Copper Co Ltd	471
28,958		Jiangxi Copper Co Ltd (Class A)	87
13,300		Jiangxi Zhengbang Technology Co Ltd	16
44,700		Jinke Properties Group Co Ltd	35
100,000	*,e,g	Jinxin Fertility Group Ltd	76
1,900		JiuGui Liquor Co Ltd	44
174,000	e,g	Jiumaojiu International Holdings Ltd	368
8,900		Joincare Pharmaceutical Group Industry Co Ltd	17
1,540		Joinn Laboratories China Co Ltd	28
17,200		Jointown Pharmaceutical Group Co Ltd	36
5,200		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	23
5,000		JOYY, Inc (ADR)	184
2,000		Juewei Food Co Ltd	13
16,600	*	Kanzhun Ltd (ADR)	413
33,900	*	KE Holdings, Inc (ADR)	419
64,500		Kingboard Chemical Holdings Ltd	311

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
238,000	*	Kingdee International Software Group Co Ltd	$521
26,600		Kingfa Sci & Tech Co Ltd	41
10,100	*,e	Kingsoft Cloud Holdings Ltd (ADR)	61
88,800		Kingsoft Corp Ltd	283
118,800	*,g	Kuaishou Technology	1,089
13,000	*	Kuang-Chi Technologies Co Ltd	35
17,297		Kweichow Moutai Co Ltd	4,660
170,564		KWG Group Holdings Ltd	70
11,400		Lakala Payment Co Ltd	42
1,060		Laobaixing Pharmacy Chain JSC	6
326,000		Lee & Man Paper Manufacturing Ltd	169
12,180,000		Lenovo Group Ltd	13,194
62,800		Lens Technology Co Ltd	115
1,300		Lepu Medical Technology Beijing Co Ltd	4
42,800		Leyard Optoelectronic Co Ltd	48
126,191	*	Li Auto, Inc (ADR)	3,257
526,500		Li Ning Co Ltd	4,471
70,100	*	Lingyi iTech Guangdong Co	56
2,100		Livzon Pharmaceutical Group, Inc	13
134,000	e	Logan Property Holdings Co Ltd	38
32,600		Lomon Billions Group Co Ltd	118
425,000	g	Longfor Properties Co Ltd	2,174
74,564		LONGi Green Energy Technology Co Ltd	841
55,800	*	Lufax Holding Ltd (ADR)	311
2,100		Luoyang Xinqianglian Slewing Bearing Co Ltd	37
32,700		Luxi Chemical Group Co Ltd	92
95,809		Luxshare Precision Industry Co Ltd	475
20,000		Luzhou Laojiao Co Ltd	582
10,190		Mango Excellent Media Co Ltd	50
4,580		Maxscend Microelectronics Co Ltd	150
18,800	*	Meinian Onehealth Healthcare Holdings Co Ltd	17
892,500	*,g	Meituan Dianping (Class B)	16,907
88,200		Metallurgical Corp of China Ltd	52
10,400	*	Mianyang Fulin Precision Co Ltd	36
51,900		Microport Scientific Corp	115
28,700		Midea Group Co Ltd	256
27,700		Ming Yang Smart Energy Group Ltd	96
36,000	e	Ming Yuan Cloud Group Holdings Ltd	48
176,000		Minth Group Ltd	429
696,000	*	MMG Ltd	277
11,165		Montage Technology Co Ltd	118
71,544		Muyuan Foodstuff Co Ltd	638
5,589		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	28
14,400		Nanjing Securities Co Ltd	19
80,800		NARI Technology Co Ltd	398
25,590	*	National Silicon Industry Group Co Ltd	88
7,100		NAURA Technology Group Co Ltd	303
3,500	*	NavInfo Co Ltd	8
478,895		NetEase, Inc	8,641
29,900		New China Life Insurance Co Ltd - A	166
232,000		New China Life insurance Co Ltd - H	643
58,300	*	New Hope Liuhe Co Ltd	155
365,208	*	New Oriental Education & Technology Group (ADR)	420
21,200		Ninestar Corp	142
3,500		Ningbo Joyson Electronic Corp	8
5,074		Ningbo Ronbay New Energy Technology Co Ltd	102
25,400		Ningbo Shanshan Co Ltd	111
6,100		Ningbo Tuopu Group Co Ltd	54
84,400		Ningxia Baofeng Energy Group Co Ltd	197
298,430	*	NIO, Inc (ADR)	6,282
3,800	*	Noah Holdings Ltd (ADR)	89
408,200	e,g	Nongfu Spring Co Ltd	2,152
27,100	*	North Industries Group Red Arrow Co Ltd	96
5,300		Northeast Securities Co Ltd	6

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,512		NXP Semiconductors NV	$280
167,300		Offshore Oil Engineering Co Ltd	112
10,800	*	OFILM Group Co Ltd	12
6,740		Oppein Home Group, Inc	124
37,600		Orient Securities Co Ltd	65
3,809		Ovctek China, Inc	22
134,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	79
2,265,000		People's Insurance Co Group of China Ltd	739
142,300		People's Insurance Co Group of China Ltd (Class A)	102
11,200		Perfect World Co Ltd	23
2,400		PharmaBlock Sciences Nanjing, Inc	36
4,100		Pharmaron Beijing Co Ltd - A	76
12,300	g	Pharmaron Beijing Co Ltd - H	148
1,680,000		PICC Property & Casualty Co Ltd	1,711
298,680	*	Pinduoduo, Inc (ADR)	11,980
105,500		Ping An Bank Co Ltd	255
39,600	*,e,g	Ping An Healthcare and Technology Co Ltd	102
5,106,203		Ping An Insurance Group Co of China Ltd	35,698
156,400		Ping An Insurance Group Co of China Ltd (Class A)	1,188
170,400		Poly Real Estate Group Co Ltd	475
156,800		Postal Savings Bank of China Co Ltd - A	132
6,670,000	g	Postal Savings Bank of China Co Ltd - H	5,371
90,300		Power Construction Corp of China Ltd	103
431,000	e	Powerlong Real Estate Holdings Ltd	113
400		Proya Cosmetics Co Ltd	12
38,600		Qingdao Rural Commercial Bank Corp	21
5,313		Raytron Technology Co Ltd	38
46,800		RiseSun Real Estate Development Co Ltd	33
12,000		Riyue Heavy Industry Co Ltd	39
137,930	*,e	RLX Technology, Inc (ADR)	247
132,350		Rongsheng Petro Chemical Co Ltd	297
103,700		SAIC Motor Corp Ltd	277
35,700		Sailun Group Co Ltd	55
5,700		Sangfor Technologies, Inc	100
265,000		Sany Heavy Equipment International	274
112,300		Sany Heavy Industry Co Ltd	308
32,896		SDIC Capital Co Ltd	36
58,100		SDIC Power Holdings Co Ltd	85
48,700		Sealand Securities Co Ltd	29
224,000		Seazen Group Ltd	120
12,500		Seazen Holdings Co Ltd	63
26,400		SF Holding Co Ltd	190
3,200		SG Micro Corp	164
165,900		Shaanxi Coal Industry Co Ltd	430
7,670		Shandong Buchang Pharmaceuticals Co Ltd	29
62,520		Shandong Gold Mining Co Ltd - A	212
172,250	e,g	Shandong Gold Mining Co Ltd - H	344
31,850		Shandong Hualu Hengsheng Chemical Co Ltd	163
4,400		Shandong Linglong Tyre Co Ltd	15
162,400		Shandong Nanshan Aluminum Co Ltd	103
4,000		Shandong Sun Paper Industry JSC Ltd	7
220,400		Shandong Weigao Group Medical Polymer Co Ltd	234
2,380		Shanghai Bairun Investment Holding Group Co Ltd	13
4,510		Shanghai Baosight Software Co Ltd	34
99,900		Shanghai Baosight Software Co Ltd	405
51,300		Shanghai Construction Group Co Ltd	26
202,000		Shanghai Electric Group Co Ltd	128
8,700		Shanghai Fosun Pharmaceutical Group Co Ltd - A	73
210,500	e	Shanghai Fosun Pharmaceutical Group Co Ltd - H	1,020
845		Shanghai Friendess Electronic Technology Corp Ltd	40
6,000	*	Shanghai International Airport Co Ltd	46
60,700		Shanghai International Port Group Co Ltd	52
2,600		Shanghai Jahwa United Co Ltd	14
6,300		Shanghai Jinjiang International Hotels Development Co Ltd	49

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,746	*	Shanghai Junshi Biosciences Co Ltd	$120
10,360		Shanghai Lingang Holdings Corp Ltd	23
378,369		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	354
3,400		Shanghai M&G Stationery, Inc	26
825		Shanghai Medicilon, Inc	59
16,700		Shanghai Pharmaceuticals Holding Co Ltd - A	64
84,200		Shanghai Pharmaceuticals Holding Co Ltd - H	162
160,800		Shanghai Pudong Development Bank Co Ltd	202
9,840		Shanghai Putailai New Energy Technology Co Ltd	216
48,300		Shanghai RAAS Blood Products Co Ltd	46
20,900		Shanghai Yuyuan Tourist Mart Group Co Ltd	33
6,400		Shanghai Zhangjiang High-Tech Park Development Co Ltd	14
75,779		Shanxi Lu'an Environmental Energy Development Co Ltd	198
71,600	*	Shanxi Meijin Energy Co Ltd	144
19,330		Shanxi Securities Co Ltd	17
85,500		Shanxi Taigang Stainless Steel Co Ltd	90
16,520		Shanxi Xinghuacun Fen Wine Factory Co Ltd	660
76,570		Shanxi Xishan Coal & Electricity Power Co Ltd	150
25,000		Shenghe Resources Holding Co Ltd	66
29,100		Shengyi Technology Co Ltd	74
4,680		Shennan Circuits Co Ltd	66
119,600		Shenwan Hongyuan Group Co Ltd	82
5,600		Shenzhen Capchem Technology Co Ltd	71
40,900		Shenzhen Energy Group Co Ltd	41
6,600		Shenzhen Goodix Technology Co Ltd	73
34,100		Shenzhen Inovance Technology Co Ltd	304
146,985		Shenzhen International Holdings Ltd	155
11,260		Shenzhen Investment Holdings Bay Area Development Co Ltd	4
12,300		Shenzhen Kaifa Technology Co Ltd	22
2,900		Shenzhen Kangtai Biological Products Co Ltd	42
3,100		Shenzhen Kedali Industry Co Ltd	72
6,700		Shenzhen Mindray Bio-Medical Electronics Co Ltd	324
9,100	*	Shenzhen MTC Co Ltd	5
8,300		Shenzhen New Industries Biomedical Engineering Co Ltd	44
47,500		Shenzhen Overseas Chinese Town Co Ltd	55
6,000		Shenzhen Salubris Pharmaceuticals Co Ltd	21
4,100		Shenzhen SC New Energy Technology Corp	47
10,600		Shenzhen Senior Technology Material Co Ltd	63
9,700	*	Shenzhen Sunlord Electronics Co Ltd	39
12,400		Shenzhen Sunway Communication Co Ltd	35
8,665		Shenzhen Transsion Holdings Co Ltd	130
189,200		Shenzhou International Group Holdings Ltd	2,498
8,580		Shijiazhuang Yiling Pharmaceutical Co Ltd	45
144,500	e	Shimao Property Holdings Ltd	81
188,000	e,g	Shimao Services Holdings Ltd	100
24,400		Sichuan Chuantou Energy Co Ltd	41
173,300		Sichuan Hebang Biotechnology Co Ltd	96
11,900		Sichuan Kelun Pharmaceutical Co Ltd	32
18,700	*	Sichuan New Energy Power Co Ltd	57
70,100		Sichuan Road & Bridge Co Ltd	115
2,400		Sichuan Swellfun Co Ltd	31
15,300		Sichuan Yahua Industrial Group Co Ltd	69
10,600		Sieyuan Electric Co Ltd	55
154,400		Silergy Corp	18,104
13,900		Sinolink Securities Co Ltd	21
21,400		Sinoma Science & Technology Co Ltd	81
128,100		Sinopec Shanghai Petrochemical Co Ltd (Class A)	71
125,200		Sinopharm Group Co	284
8,100		Sinotrans Ltd (Class A)	5
176,500		Sinotruk Hong Kong Ltd	268
4,200		Skshu Paint Co Ltd	59
168,000	e,g	Smoore International Holdings Ltd	394
14,800		Songcheng Performance Development Co Ltd	31
28,262		SooChow Securities Co Ltd	33

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
29,700		Southwest Securities Co Ltd	$20
2,300		StarPower Semiconductor Ltd	139
445,000		Sun Art Retail Group Ltd	161
699,000	e	Sunac China Holdings Ltd	401
271,000	g	Sunac Services Holdings Ltd	165
18,200		Sungrow Power Supply Co Ltd	305
49,900	*	Suning.com Co Ltd	27
64,800		Sunny Optical Technology Group Co Ltd	1,029
11,800		Sunwoda Electronic Co Ltd	50
21,400		Suzhou Dongshan Precision Manufacturing Co Ltd	63
900		Suzhou Maxwell Technologies Co Ltd	74
7,900		Suzhou TA&A Ultra Clean Technology Co Ltd	89
99,477	*,e	TAL Education Group (ADR)	299
55,000		TBEA Co Ltd	175
68,300		TCL Technology Group Corp	53
3,226,000		Tencent Holdings Ltd	148,700
54,800	*	Tencent Music Entertainment (ADR)	267
4,800		Thunder Software Technology Co Ltd	74
29,300		Tianfeng Securities Co Ltd	16
6,500		Tianjin 712 Communication & Broadcasting Co Ltd	35
46,100		Tianjin Zhonghuan Semiconductor Co Ltd	308
19,200		Tianma Microelectronics Co Ltd	31
47,300		Tianshan Aluminum Group Co Ltd	57
46,500		Tianshui Huatian Technology Co Ltd	77
13,400	*	Tibet Summit Resources Co Ltd	55
454,000		Tingyi Cayman Islands Holding Corp	761
28,100		Titan Wind Energy Suzhou Co Ltd	58
3,540		Toly Bread Co Ltd	11
91,200	*	Tongcheng-Elong Holdings Ltd	161
18,200		TongFu Microelectronics Co Ltd	47
28,500		Tongkun Group Co Ltd	78
165,800		Tongling Nonferrous Metals Group Co Ltd	96
59,200		Tongwei Co Ltd	395
1,500	*	Topchoice Medical Corp	34
18,700		Topsec Technologies Group Inc	33
358,000	g	Topsports International Holdings Ltd	298
43,300		Transfar Zhilian Co Ltd	43
93,000		Travelsky Technology Ltd	133
22,363		Trina Solar Co Ltd	206
115,043	*	Trip.com Group Ltd (ADR)	2,660
124,000		Tsingtao Brewery Co Ltd	975
3,900		Tsingtao Brewery Co Ltd (Class A)	48
8,600		Unigroup Guoxin Microelectronics Co Ltd	276
299,000		Uni-President China Holdings Ltd	259
40,500		Unisplendour Corp Ltd	124
14,900		Universal Scientific Industrial Shanghai Co Ltd	28
21,500	*,e,g	Venus MedTech Hangzhou, Inc	44
407,569	*	Vipshop Holdings Ltd (ADR)	3,668
8,900		Walvax Biotechnology Co Ltd	77
42,300		Wanhua Chemical Group Co Ltd	536
1,101,000		Want Want China Holdings Ltd	1,016
5,300	*	Weibo Corp (ADR)	130
178,000		Weichai Power Co Ltd	279
34,600		Weichai Power Co Ltd (Class A)	72
7,500		Weihai Guangwei Composites Co Ltd	70
161,000	*,e,g	Weimob, Inc	103
91,640		Wens Foodstuffs Group Co Ltd	318
26,400		Western Securities Co Ltd	30
6,509		Western Superconducting Technologies Co Ltd	88
323,000		Wharf Holdings Ltd	984
11,700		Will Semiconductor Ltd	353
17,000		Wingtech Technology Co Ltd	216
17,050		Winning Health Technology Group Co Ltd	25
768,000		Winteam Pharmaceutical Group Ltd	399

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
33,300		Wuchan Zhongda Group Co Ltd	$28
24,928		Wuhan Guide Infrared Co Ltd	67
		Wuhu Shunrong Sanqi Interactive Entertainment Network
15,100		Technology Co Ltd	55
30,300		Wuhu Token Science Co Ltd	39
53,635		Wuliangye Yibin Co Ltd	1,302
17,650		WUS Printed Circuit Kunshan Co Ltd	37
13,816		WuXi AppTec Co Ltd - A	243
30,085	g	WuXi AppTec Co Ltd - H	470
3,758,350	*,g	Wuxi Biologics Cayman, Inc	29,844
10,300		Wuxi Lead Intelligent Equipment Co Ltd	94
2,800		Wuxi Shangji Automation Co Ltd	60
102,300		XCMG Construction Machinery Co Ltd	83
94,400		Xiamen C & D, Inc	189
3,700		Xiamen Faratronic Co Ltd	117
3,200		Xiamen Intretech, Inc	12
20,600		Xiamen Tungsten Co Ltd	60
1,291,400	*,g	Xiaomi Corp	2,257
53,800		Xinjiang Goldwind Science & Technology Co Ltd - A	111
194,800		Xinjiang Goldwind Science & Technology Co Ltd - H	292
43,800		Xinjiang Zhongtai Chemical Co Ltd	62
448,863		Xinyi Solar Holdings Ltd	781
80,289	*	XPeng, Inc (ADR)	2,215
96,000	g	Yadea Group Holdings Ltd	147
5,760		Yantai Eddie Precision Machinery Co Ltd	22
22,600		Yantai Jereh Oilfield Services Group Co Ltd	149
376,000		Yanzhou Coal Mining Co Ltd	1,116
46,700		Yanzhou Coal Mining Co Ltd (Class A)	282
11,150		Yealink Network Technology Corp Ltd	136
2,682		Yifeng Pharmacy Chain Co Ltd	17
33,000	e	Yihai International Holding Ltd	94
18,900		Yihai Kerry Arawana Holdings Co Ltd	147
29,420		Yintai Gold Co Ltd	43
1,071,297		Yonghui Superstores Co Ltd	711
5,700		YongXing Special Materials Technology Co Ltd	106
18,459		Yonyou Network Technology Co Ltd	66
3,700	*	Youngy Co Ltd	66
17,300		YTO Express Group Co Ltd	47
13,500	*	Yuan Longping High-tech Agriculture Co Ltd	41
370,200		Yuexiu Property Co Ltd	366
370,362		Yum China Holdings, Inc	15,385
21,980		Yunda Holding Co Ltd	61
44,200	*	Yunnan Aluminium Co Ltd	94
6,500		Yunnan Baiyao Group Co Ltd	84
11,708		Yunnan Energy New Material Co Ltd	404
22,600	*	Yunnan Tin Co Ltd	74
6,878	*	Zai Lab Ltd (ADR)	302
3,600		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	179
72,900		Zhefu Holding Group Co Ltd	61
115,720	*	Zhejiang Century Huatong Group Co Ltd	114
19,500		Zhejiang China Commodities City Group Co Ltd	15
33,100		Zhejiang Chint Electrics Co Ltd	205
40,000		Zhejiang Dahua Technology Co Ltd	104
6,060		Zhejiang Dingli Machinery Co Ltd	43
168,000		Zhejiang Expressway Co Ltd	141
4,766		Zhejiang HangKe Technology, Inc Co	43
9,350		Zhejiang Huahai Pharmaceutical Co Ltd	31
15,610		Zhejiang Huayou Cobalt Co Ltd	238
16,800		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	158
5,000		Zhejiang Jiuzhou Pharmaceutical Co Ltd	38
47,900		Zhejiang Juhua Co Ltd	98
47,000		Zhejiang Longsheng Group Co Ltd	80
13,920		Zhejiang NHU Co Ltd	69
9,590		Zhejiang Sanhua Intelligent Controls Co Ltd	25

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
23,500		Zhejiang Satellite Petrochemical Co Ltd	$146
6,000		Zhejiang Semir Garment Co Ltd	6
3,100		Zhejiang Supor Co Ltd	24
16,500		Zhejiang Weiming Environment Protection Co Ltd	76
24,300		Zhejiang Weixing New Building Materials Co Ltd	78
4,300		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	26
12,500	*	Zhejiang Yongtai Technology Co Ltd	75
31,500		Zheshang Securities Co Ltd	52
44,400	*,e,g	ZhongAn Online P&C Insurance Co Ltd	149
6,800		Zhongji Innolight Co Ltd	34
134,000		Zhongsheng Group Holdings Ltd	942
67,400		Zhongtai Securities Co Ltd	86
51,000		Zhuzhou CSR Times Electric Co Ltd	197
4,900		Zhuzhou Hongda Electronics Corp Ltd	52
32,500		Zhuzhou Kibing Group Co Ltd	67
42,400		Zibo Qixiang Tengda Chemical Co Ltd	57
1,328,000		Zijin Mining Group Co Ltd	2,014
281,500		Zijin Mining Group Co Ltd (Class A)	499
91,600		Zoomlion Heavy Industry Science and Technology Co Ltd - A	96
122,400		Zoomlion Heavy Industry Science and Technology Co Ltd - H	77
56,300		ZTE Corp	211
60,600		ZTE Corp (Class H)	123
234,867		ZTO Express Cayman, Inc (ADR)	5,872
		TOTAL CHINA	670,652
COLOMBIA - 0.0%
17,818		BanColombia S.A.	205
96,125		BanColombia S.A. (Preference)	1,027
1,400,142		Ecopetrol S.A.	1,313
12,417		Grupo de Inversiones Suramericana S.A.	117
96,839		Interconexion Electrica S.A.	624
		TOTAL COLOMBIA	3,286
CZECH REPUBLIC - 0.0%
40,063		CEZ AS	1,680
6,808		Komercni Banka AS	264
24,644	g	Moneta Money Bank AS	100
		TOTAL CZECH REPUBLIC	2,044
DENMARK - 0.5%
109,774		Carlsberg AS (Class B)	13,476
13,498	*	Genmab AS	4,875
817,017		Novo Nordisk AS	90,620
83,360	*,g	Orsted AS	10,434
		TOTAL DENMARK	119,405
EGYPT - 0.0%
156,018	*	Commercial International Bank	393
262,432		Eastern Tobacco	172
114,322	*	Fawry for Banking & Payment Technology Services SAE	62
		TOTAL EGYPT	627
FINLAND - 0.3%
97,435	e	Cargotec Corp (B Shares)	3,701
91,932		Neste Oil Oyj	4,191
2,754,002		Nordea Bank Abp	28,346
900,173	e	Nordea Bank Abp	9,265
401,942		Sampo Oyj (A Shares)	19,641
89,528		Stora Enso Oyj (R Shares)	1,756
142,462	e	UPM-Kymmene Oyj	4,652
		TOTAL FINLAND	71,552
FRANCE - 3.0%
372,716	*	Accor S.A.	12,009

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
51,443		Air Liquide	$9,000
991,985	e	Airbus SE	119,701
696,210		BNP Paribas S.A.	39,785
376,572		Cap Gemini S.A.	83,562
589,774		Compagnie de Saint-Gobain	35,092
282,750		Credit Agricole S.A.	3,378
312,775		Danone	17,279
819,965		Dassault Systemes SE	40,284
120,079	e	Electricite de France	1,127
838,938		Engie S.A.	11,029
251,526		Essilor International S.A.	46,002
7,543		Gecina S.A.	951
10,151		Icade	653
125,420		Kering	79,181
181,989		L'Oreal S.A.	72,694
59,513		LVMH Moet Hennessy Louis Vuitton S.A.	42,480
119,335	e	Michelin (C.G.D.E.) (Class B)	16,172
389,883		Orange S. A.	4,617
10,136		Pernod-Ricard S.A.	2,227
295,678		Sanofi-Aventis	30,230
147,786		Teleperformance	56,291
260,236	e	Total S.A.	13,168
934,451	e	Valeo S.A.	17,260
130,709		Veolia Environnement	4,191
1,631,433		Vivendi Universal S.A.	21,314
		TOTAL FRANCE	779,677
GERMANY - 2.5%
70,584		Adidas-Salomon AG.	16,448
49,150		Allianz AG.	11,737
565,982		Aroundtown S.A.	3,234
62,339		BASF SE	3,557
2,418,782		Bayer AG.	165,442
255,188		Beiersdorf AG.	26,809
60,000	*	BioNTech SE (ADR)	10,234
763,324	*	Borussia Dortmund GmbH & Co KGaA	3,400
127,342		Deutsche Annington Immobilien SE	5,935
105,213		Deutsche Boerse AG.	18,939
749,631		Deutsche Telekom AG.	13,961
478,094		E.ON AG.	5,555
591,526		HeidelbergCement AG.	33,524
247,816	*	HelloFresh SE	11,123
42,338		Henkel KGaA	2,795
3,135,312		Infineon Technologies AG.	106,068
13,203		LEG Immobilien AG.	1,504
23,551		Merck KGaA	4,918
1,100	*	OSRAM Licht AG.	69
765,376	*	Paion AG.	986
1,909,719		RWE AG.	83,154
874,396		Siemens AG.	121,075
273,365	g	Siemens Healthineers AG.	16,941
		TOTAL GERMANY	667,408
GREECE - 0.0%
504,716	*	Alpha Bank AE	620
575,754	*	Eurobank Ergasias S.A.	674
5,760	*,†	FF Group	0^
53,446		Hellenic Telecommunications Organization S.A.	966
23,251		JUMBO S.A.	346
45,233		OPAP S.A.	659
43,523	*	Public Power Corp	364
		TOTAL GREECE	3,629

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
HONG KONG - 0.3%
2,724,700		AIA Group Ltd	$28,451
1,070,000	*	Alibaba Pictures Group Ltd	88
295,600		Bank of East Asia Ltd	462
235,000	*,e	Cathay Pacific Airways Ltd	230
117,230		CK Infrastructure Holdings Ltd	784
365,000		CLP Holdings Ltd	3,551
753,000		Hang Lung Properties Ltd	1,518
172,300		Hang Seng Bank Ltd	3,314
282,000		Henderson Land Development Co Ltd	1,171
2,327,806		Hong Kong & China Gas Ltd	2,812
270,212		Hong Kong Electric Holdings Ltd	1,761
271,482		Hong Kong Exchanges and Clearing Ltd	12,725
471,500	e	Hongkong Land Holdings Ltd	2,304
204,000	e	Huabao International Holdings Ltd	113
11,722	*	Jinmao Property Services Co Ltd	7
238,000		Kingboard Laminates Holdings Ltd	388
282,900		Link REIT	2,409
1,756,539	*	Melco Crown Entertainment Ltd (ADR)	13,420
329,000		New World Development Co Ltd	1,335
418,000		Nine Dragons Paper Holdings Ltd	363
964,250		Sino Biopharmaceutical	599
285,500	e	Sun Hung Kai Properties Ltd	3,397
80,000	e	Vinda International Holdings Ltd	181
3,544,000	g	WH Group Ltd	2,225
234,000		Wharf Real Estate Investment Co Ltd	1,156
		TOTAL HONG KONG	84,764
HUNGARY - 0.0%
112,870		MOL Hungarian Oil & Gas plc	992
19,525	*	OTP Bank	708
48,874		Richter Gedeon Rt	1,033
		TOTAL HUNGARY	2,733
INDIA - 0.9%
62,198		Adani Enterprises Ltd	1,643
61,168		Adani Gas Ltd	1,735
86,378	*	Adani Green Energy Ltd	2,169
117,443		Adani Ports & Special Economic Zone Ltd	1,192
60,941	*	Adani Transmissions Ltd	1,892
156,001		Ambuja Cements Ltd	613
54,766		Apollo Hospitals Enterprise Ltd	3,250
88,187		Asian Paints Ltd	3,568
16,895	*	Associated Cement Co Ltd	477
25,238		Aurobindo Pharma Ltd	222
37,462	*,g	Avenue Supermarts Ltd	1,970
535,332	*	Axis Bank Ltd	5,330
62,420		Bajaj Finance Ltd	5,928
3,477		Bajaj Finserv Ltd	776
15,803		Bajaj Holdings and Investment Ltd	759
18,900		Balkrishna Industries Ltd	530
56,726	g	Bandhan Bank Ltd	228
53,978		Berger Paints India Ltd	497
278,855		Bharat Electronics Ltd	771
49,324		Bharat Forge Ltd	453
208,990		Bharat Petroleum Corp Ltd	987
543,321	*	Bharti Airtel Ltd	5,387
95,558	*	Biocon Ltd	422
25,197		Britannia Industries Ltd	1,062
88,102		Cholamandalam Investment and Finance Co Ltd	830
43,222		Cipla Ltd	579
402,811		Coal India Ltd	969
27,629		Colgate-Palmolive India Ltd	561
56,314		Container Corp Of India Ltd	497

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
141,623		Dabur India Ltd	$999
12,087		Divi S Laboratories Ltd	699
142,976		DLF Ltd	712
10,397		Dr Reddy's Laboratories Ltd	588
31,108		Eicher Motors Ltd	1,003
383,270		GAIL India Ltd	784
81,781	*	Godrej Consumer Products Ltd	803
22,922	*	Godrej Properties Ltd	502
59,690		Grasim Industries Ltd	1,304
51,319		Havells India Ltd	777
96,527		HCL Technologies Ltd	1,475
4,711	g	HDFC Asset Management Co Ltd	133
205,061	g	HDFC Life Insurance Co Ltd	1,451
27,295		Hero Honda Motors Ltd	821
358,144		Hindalco Industries Ltd	2,672
188,566		Hindustan Lever Ltd	5,073
161,084		Hindustan Petroleum Corp Ltd	570
318,110		Housing Development Finance Corp	9,947
1,785,398		ICICI Bank Ltd	17,029
49,759	g	ICICI Lombard General Insurance Co Ltd	868
78,150	g	ICICI Prudential Life Insurance Co Ltd	514
507,303		Indian Oil Corp Ltd	792
48,541		Indian Railway Catering & Tourism Corp Ltd	492
66,744		Indraprastha Gas Ltd	327
157,389	*	Indus Towers Ltd	459
17,411		Info Edge India Ltd	1,030
882,170		Infosys Technologies Ltd	22,092
17,394	*,g	InterGlobe Aviation Ltd	460
679,589		ITC Ltd	2,236
189,862		JSW Steel Ltd	1,824
17,750		Jubilant Foodworks Ltd	613
50,119		Kotak Mahindra Bank Ltd	1,151
11,929	g	Larsen & Toubro Infotech Ltd	962
157,527		Larsen & Toubro Ltd	3,653
19,041		Lupin Ltd	187
195,576		Mahindra & Mahindra Ltd	2,068
119,560		Marico Ltd	793
30,921		Maruti Suzuki India Ltd	3,068
217,322		MindTree Ltd	12,227
294,149		Motherson Sumi Systems Ltd	539
171,835	*	Motherson Sumi Wiring India Lt	146
19,833		Mphasis Ltd	877
429		MRF Ltd	367
9,618		Muthoot Finance Ltd	168
7,789		Nestle India Ltd	1,781
1,135,438		NTPC Ltd	2,014
1,302		Page Industries Ltd	739
186,459		Petronet LNG Ltd	475
18,522		PI Industries Ltd	686
34,890		Pidilite Industries Ltd	1,127
148,347		Piramal Healthcare Ltd	4,254
731,743		Power Grid Corp of India Ltd	2,086
642,328		Reliance Industries Ltd	22,217
53,935		SBI Cards & Payment Services Ltd	603
103,290	g	SBI Life Insurance Co Ltd	1,522
264,218		Sesa Sterlite Ltd	1,395
2,459		Shree Cement Ltd	776
18,405		Shriram Transport Finance Co Ltd	273
16,152		Siemens India Ltd	502
33,572		SRF Ltd	1,178
1,026,554		State Bank of India	6,632
492,114		Sun Pharmaceutical Industries Ltd	5,923
174,692		Tata Consultancy Services Ltd	8,585
378,990	*	Tata Motors Ltd	2,142

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
335,104		Tata Power Co Ltd	$1,047
162,845		Tata Steel Ltd	2,786
135,711		Tata Tea Ltd	1,387
56,271		Tech Mahindra Ltd	1,107
81,201		Titan Industries Ltd	2,705
11,417		Torrent Pharmaceuticals Ltd	419
39,901		Trent Ltd	668
22,960		Ultra Tech Cement Ltd	1,990
65,372	*	United Spirits Ltd	762
114,778		UPL Ltd	1,160
118,595		Wipro Ltd	922
1,025,414	*	Yes Bank Ltd	166
370,056	*	Zomato Ltd	398
		TOTAL INDIA	230,979
INDONESIA - 0.2%
3,776,400		Adaro Energy Tbk	707
9,865,100		Astra International Tbk PT	4,516
13,311,800		Bank Central Asia Tbk PT	7,392
3,503,800	*	Bank Jago Tbk PT	3,570
78,655,993		Bank Rakyat Indonesia	25,405
426,700		Indofood CBP Sukses Makmur Tbk	218
4,846,100		Kalbe Farma Tbk PT	543
2,531,400	*	Merdeka Copper Gold Tbk PT	795
1,931,200		PT Aneka Tambang Tbk	327
4,875,147		PT Bank Mandiri Persero Tbk	2,674
684,900		PT Bank Negara Indonesia	391
6,185,500		PT Barito Pacific Tbk	389
1,688,400		PT Charoen Pokphand Indonesia Tbk	664
106,900		PT Gudang Garam Tbk	235
617,300		PT Indah Kiat Pulp and Paper Corp Tbk	339
342,400		PT Indocement Tunggal Prakarsa Tbk	256
863,200		PT Indofood Sukses Makmur Tbk	357
679,500		PT Semen Gresik Persero Tbk	314
1,676,000		PT Unilever Indonesia Tbk	426
395,100		PT United Tractors Tbk	701
5,326,200		Sarana Menara Nusantara Tbk PT	397
4,532,200		Telkom Indonesia Persero Tbk PT	1,442
1,773,300		Tower Bersama Infrastructure	354
		TOTAL INDONESIA	52,412
IRELAND - 0.6%
6,529,382		AIB Group plc	14,382
3,230,222	*	Bank of Ireland Group plc	20,541
1,328,409		CRH plc	52,984
184,657	*	Flutter Entertainment plc	21,378
10,265,105		Hibernia REIT plc	18,351
16,657		Kerry Group plc (Class A)	1,863
428,877		Keywords Studios plc	14,761
28,918	*	Prothena Corp plc	1,057
493,757		Smurfit Kappa Group plc	21,931
		TOTAL IRELAND	167,248
ISRAEL - 0.0%
255,946		Bank Hapoalim Ltd	2,534
327,487		Bank Leumi Le-Israel	3,528
262,371		Israel Discount Bank Ltd	1,632
31,602		Mizrahi Tefahot Bank Ltd	1,234
		TOTAL ISRAEL	8,928
ITALY - 0.8%
421,320	e	Amplifon S.p.A.	18,751
3,860,818		Davide Campari-Milano NV	44,782
8,375,060		Enel S.p.A.	55,918

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
129,794		Ferrari NV	$28,277
2,970,705		Intesa Sanpaolo S.p.A.	6,799
728,359		Moncler S.p.A	40,411
2,067,281		Prada S.p.A	13,094
		TOTAL ITALY	208,032
JAPAN - 4.7%
89,900		Acom Co Ltd	234
325		Activia Properties Inc	1,133
300		Aeon Mall Co Ltd	4
353,700		Aisin Seiki Co Ltd	12,089
10,808	*,e	All Nippon Airways Co Ltd	226
26,600	e	Aozora Bank Ltd	560
205,100		Asahi Intecc Co Ltd	4,001
238,779		Asahi Kasei Corp	2,065
481,700		Astellas Pharma, Inc	7,526
12,800		Bank of Kyoto Ltd	557
41,700		BayCurrent Consulting, Inc	15,094
445,100		Benefit One, Inc	9,341
73,437		Central Japan Railway Co	9,576
119,400		Chiba Bank Ltd	702
167,600		Chubu Electric Power Co, Inc	1,735
231,600		Concordia Financial Group Ltd	862
78,700		Daifuku Co Ltd	5,615
243,000		Dai-ichi Mutual Life Insurance Co	4,938
2,254,191		Daiichi Sankyo Co Ltd	49,225
104,331		Daikin Industries Ltd	18,947
7,100		Daito Trust Construction Co Ltd	754
322		Daiwa House REIT Investment Corp	868
325,500	*	Daiwa Securities Group, Inc	1,841
153,786		East Japan Railway Co	8,901
575,300		ENEOS Holdings, Inc	2,151
7,100		Fast Retailing Co Ltd	3,640
38,700		Fukuoka Financial Group, Inc	747
157,099		GMO Payment Gateway, Inc	16,005
282,500	*	Hitachi Construction Machinery Co Ltd	7,320
1,611,464	*	Hitachi Ltd	80,644
38,185	*	Hitachi Metals Ltd	639
155,200		Hulic Co Ltd	1,392
751		Hulic Reit, Inc	1,026
40,037		Idemitsu Kosan Co Ltd	1,104
5,107,200		Infomart Corp	27,269
176,974		Inpex Holdings, Inc	2,081
8		Invincible Investment Corp	3
371,700		Japan Elevator Service Holdings Co Ltd	4,812
91,100	e	Japan Post Bank Co Ltd	732
355,000		Japan Post Holdings Co Ltd	2,607
50,600		Japan Post Insurance Co Ltd	881
4		Japan Retail Fund Investment Corp	3
226,040		Japan Tobacco, Inc	3,860
97,109		JFE Holdings, Inc	1,359
485,400		JGC Corp	5,802
36,873	e	JSR Corp	1,086
324,100		Kansai Electric Power Co, Inc	3,053
38,601		Kansai Paint Co Ltd	620
110,000		Kao Corp	4,491
353,600		KDDI Corp	11,593
66		Kenedix Realty Investment Corp	395
209,000		Mebuki Financial Group Inc	435
265,701		Mitsubishi Chemical Holdings Corp	1,767
366,373		Mitsubishi Estate Co Ltd	5,455
34,000		Mitsubishi Gas Chemical Co, Inc	576
2,755,300		Mitsubishi UFJ Financial Group, Inc	17,031
90,700		Mitsubishi UFJ Lease & Finance Co Ltd	421

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
889,400		Mitsui & Co Ltd	$24,143
34,701		Mitsui Chemicals, Inc	872
7,750		Mitsui Fudosan Co Ltd	166
1,207		Mitsui Fudosan Logistics Park, Inc	5,701
543,700		Mizuho Financial Group, Inc	6,935
1,282,850		MonotaRO Co Ltd	27,533
284		Mori Hills REIT Investment Corp	352
100,200		MS&AD Insurance Group Holdings Inc	3,253
140,800		Nintendo Co Ltd	71,070
149,600		Nippon Paint Co Ltd	1,311
143,001		Nippon Steel Corp	2,523
276,000		Nippon Telegraph & Telephone Corp	8,019
22,839		Nissan Chemical Industries Ltd	1,340
30,600		Nitto Denko Corp	2,194
708,700	*	Nomura Holdings, Inc	2,981
772		Nomura Real Estate Master Fund, Inc	1,021
151,995		OJI Paper Co Ltd	754
141,511		Omron Corp	9,417
36,500		Oriental Land Co Ltd	6,986
296,000		ORIX Corp	5,900
522		Orix JREIT, Inc	708
114,700		Osaka Securities Exchange Co Ltd	2,130
167,200		Paltac Corp	6,213
491,800		Panasonic Corp	4,776
3,266,300		Recruit Holdings Co Ltd	141,911
471,400		Resona Holdings, Inc	2,008
53,100	*	SBI Holdings, Inc	1,340
138,200		Sekisui House Ltd	2,673
111,600		Seven & I Holdings Co Ltd	5,321
132,900		Seven Bank Ltd	259
106,298	*	SHIFT, Inc	18,650
55,500		Shin-Etsu Chemical Co Ltd	8,432
34,900	*	Shinsei Bank Ltd	637
23,700		Shiseido Co Ltd	1,197
93,800		Shizuoka Bank Ltd	658
485,300		SMS Co Ltd	13,309
75,600		Sompo Holdings, Inc	3,322
2,341,365		Sony Corp	240,869
3,296		Star Asia Investment Corp	1,681
298,300		Sumitomo Chemical Co Ltd	1,366
96,701		Sumitomo Heavy Industries Ltd	2,216
46,300		Sumitomo Metal Mining Co Ltd	2,346
1,460,501		Sumitomo Mitsui Financial Group, Inc	46,135
76,100		Sumitomo Mitsui Trust Holdings, Inc	2,477
20		Sumitomo Realty & Development Co Ltd	1
53,200		Sysmex Corp	3,853
121,100		T&D Holdings, Inc	1,644
22,382		Taiyo Nippon Sanso Corp	426
250,000		Takeda Pharmaceutical Co Ltd	7,123
646,697		TechnoPro Holdings, Inc	17,470
215,600		Terumo Corp	6,524
142,200		Tokio Marine Holdings, Inc	8,275
9,500		Tokyo Century Corp	348
333,200	*	Tokyo Electric Power Co, Inc	1,100
175,900		Tokyo Gas Co Ltd	3,220
251,900		Tokyo Tatemono Co Ltd	3,775
273,401		Toray Industries, Inc	1,422
54,721		Tosoh Corp	809
7,386,310	*	Toyota Motor Corp	133,234
479		United Urban Investment Corp	552
		TOTAL JAPAN	1,250,675
KOREA, REPUBLIC OF - 1.3%
2,468	*	Alteogen, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,423		Amorepacific Corp	$973
1,871		BGF retail Co Ltd	269
7,362		Celltrion Healthcare Co Ltd	392
1,229	*	Celltrion Pharm Inc	99
22,297		Celltrion, Inc	3,139
14,910		Cheil Communications, Inc	288
1,849		CJ CheilJedang Corp	561
3,252		CJ Corp	225
2,551		CJ O Shopping Co Ltd	275
62,427	*	Coupang, Inc	1,104
12,615		Coway Co Ltd	711
10,536		Dongbu Insurance Co Ltd	607
11,337		Doosan Bobcat, Inc	360
32,190	*	Doosan Heavy Industries and Construction Co Ltd	536
2,473		Ecopro BM Co Ltd	799
4,376		E-Mart Co Ltd	505
799		F&F Co Ltd	487
547		Green Cross Corp	91
5,094		GS Engineering & Construction Corp	193
11,330		GS Holdings Corp	409
26,427		Hana Financial Group, Inc	1,051
16,592		Hankook Tire Co Ltd	458
614		Hanmi Pharm Co Ltd	138
40,358		Hanon Systems	391
27,130	*	Hanwha Chemical Corp	799
20,619	*	HLB, Inc	517
3,974		Honam Petrochemical Corp	682
6,831		Hotel Shilla Co Ltd	454
3,672	*	HYBE Co Ltd	928
226,891		Hynix Semiconductor, Inc	21,827
7,408		Hyundai Engineering & Construction Co Ltd	290
4,185		Hyundai Glovis Co Ltd	660
3,591	*	Hyundai Heavy Industries	261
21,724		Hyundai Merchant Marine Co Ltd	517
15,167		Hyundai Mobis	2,673
31,744		Hyundai Motor Co	4,684
8,334		Hyundai Motor Co Ltd (2nd Preference)	592
5,244		Hyundai Motor Co Ltd (Preference)	371
4,801		Hyundai Robotics Co Ltd	212
19,952		Hyundai Steel Co	678
5,155		Iljin Materials Co Ltd	406
21,991		Industrial Bank of Korea	195
28,162		Kakao Corp	2,448
6,495	*	Kakao Games Corp	414
21,299	*,e	KakaoBank Corp	900
19,934	*	Kangwon Land, Inc	455
202,145		KB Financial Group, Inc	10,130
59,300		Kia Motors Corp	3,592
16,579		Korea Aerospace Industries Ltd	575
24,335		Korea Electric Power Corp	453
1,977	*	Korea Express Co Ltd	210
3,569		Korea Investment Holdings Co Ltd	229
1,624		Korea Kumho Petrochemical	206
1,929		Korea Zinc Co Ltd	929
13,829	*	Korean Air Lines Co Ltd	342
4,860	*,g	Krafton, Inc	1,095
26,983		KT&G Corp	1,795
5,031		L&F Co Ltd	926
106,211		LG Chem Ltd	46,411
1,761		LG Chem Ltd (Preference)	395
19,509		LG Corp	1,225
21,371		LG Display Co Ltd	360
9,553		LG Electronics, Inc	940
4,193	*	LG Energy Solution	1,529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,160		LG Household & Health Care Ltd	$1,524
482		LG Household & Health Care Ltd (Preference)	201
1,268		LG Innotek Co Ltd	400
21,481		LG Telecom Ltd	247
1,191		Lotte Shopping Co Ltd	94
4,165		Meritz finance Holdings Co Ltd	139
5,349		Meritz Fire & Marine Insurance Co Ltd	208
24,310		Meritz Securities Co Ltd	131
24,262		Mirae Asset Daewoo Co Ltd	170
10,839		Naver Corp	3,012
1,498		NCsoft	574
1,860	g	Netmarble Corp	170
5,000		Orion Corp/Republic of Korea	364
6,444		Pacific Corp	232
21,826		Pan Ocean Co Ltd	125
2,841	*	Pearl Abyss Corp	231
17,170		POSCO	4,119
6,641		POSCO Refractories & Environment Co Ltd	653
3,947		S1 Corp (Korea)	232
6,349	*,g	Samsung Biologics Co Ltd	4,314
19,239		Samsung C&T Corp	1,796
4,776		Samsung Electro-Mechanics Co Ltd	643
2,643,304		Samsung Electronics Co Ltd	151,258
71,599		Samsung Electronics Co Ltd (Preference)	3,710
14,531	*	Samsung Engineering Co Ltd	312
6,986		Samsung Fire & Marine Insurance Co Ltd	1,258
60,519	*	Samsung Heavy Industries Co Ltd	282
15,208		Samsung Life Insurance Co Ltd	824
31,026		Samsung SDI Co Ltd	15,100
3,168		Samsung SDS Co Ltd	359
4,996		Samsung Securities Co Ltd	172
8,414		SD Biosensor, Inc	387
21,264		Seegene, Inc	891
105,279		Shinhan Financial Group Co Ltd	3,576
4,422	*	SK Biopharmaceuticals Co Ltd	326
4,975	*	SK Bioscience Co Ltd	638
2,419		SK Chemicals Co Ltd	269
9,768		SK Holdings Co Ltd	1,936
4,658	*,g	SK IE Technology Co Ltd	480
11,877	*	SK Innovation Co Ltd	2,084
20,307	*	SK Square Co Ltd	945
2,873		SK Telecom Co Ltd	134
4,654		SKC Co Ltd	585
11,342		S-Oil Corp	900
126,071		Woori Financial Group, Inc	1,580
11,674		Woori Investment & Securities Co Ltd	109
4,394		Yuhan Corp	211
		TOTAL KOREA, REPUBLIC OF	334,385
KUWAIT - 0.0%
286,574		Agility Public Warehousing Co KSC	1,037
95,100	*	Boubyan Bank KSCP	294
398,774		Kuwait Finance House	1,404
134,290		Mabanee Co KPSC	406
542,984		Mobile Telecommunications Co KSC	1,122
645,355		National Bank of Kuwait SAKP	2,332
		TOTAL KUWAIT	6,595
LUXEMBOURG - 0.0%
144,261		ArcelorMittal	4,621
9,917		Reinet Investments S.C.A	223
		TOTAL LUXEMBOURG	4,844

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY
MACAU - 0.0%
308,000		Galaxy Entertainment Group Ltd
TOTAL MACAU
MALAYSIA - 0.1%
155,700	*	AMMB Holdings BHD
250,043		Axiata Group Bhd
609,667		Bumiputra-Commerce Holdings BHD
989,000		Dialog Group BHD
248,400		Digi.Com BHD
30,000		Fraser & Neave Holdings BHD
503,600		Genting BHD
659,300		Genting Malaysia BHD
118,500		HAP Seng Consolidated BHD
161,700		Hartalega Holdings BHD
46,200		Hong Leong Bank BHD
10,900		Hong Leong Credit BHD
850,600		IHH Healthcare BHD
631,900		Inari Amertron BHD
526,800		IOI Corp BHD
93,630		Kuala Lumpur Kepong BHD
1,121,878		Malayan Banking BHD
250,800	*	Malaysia Airports Holdings BHD
184,000		Maxis BHD
371,300		MISC BHD
16,300		Nestle Malaysia BHD
555,000		Petronas Chemicals Group BHD
79,200		Petronas Dagangan BHD
224,900		Petronas Gas BHD
143,180		PPB Group BHD
678,700		Press Metal BHD
3,452,200		Public Bank BHD
181,450		QL Resources BHD
149,362		RHB Capital BHD
627,400		Sime Darby BHD
375,800		Sime Darby Plantation BHD
1,153		SP Setia BHD
98,700		Telekom Malaysia BHD
557,400		Tenaga Nasional BHD
468,900		Top Glove Corp BHD
196,100		Westports Holdings BHD
TOTAL MALAYSIA
MEXICO - 0.1%
681,700		Alfa S.A. de C.V. (Class A)
6,960,900		America Movil S.A.B. de C.V.
96,700		Becle SAB de C.V.
3,392,694	*	Cemex S.A. de C.V.
124,845		Coca-Cola Femsa SAB de C.V.
100,800		Embotelladoras Arca SAB de C.V.
726,600		Fibra Uno Administracion S.A. de C.V.
442,300		Fomento Economico Mexicano S.A. de C.V.
46,075	e	Gruma SAB de C.V.
82,200		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)
46,540		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)
352,200		Grupo Bimbo S.A. de C.V. (Series A)
108,700		Grupo Carso S.A. de C.V. (Series A1)
640,800		Grupo Financiero Banorte S.A. de C.V.
201,627	*,e	Grupo Financiero Inbursa S.A.
688,700		Grupo Mexico S.A. de C.V. (Series B)
540,600	e	Grupo Televisa S.A.
27,395	e	Industrias Penoles S.A. de C.V.
283,500		Kimberly-Clark de Mexico S.A. de C.V. (Class A)
73,400		Megacable Holdings SAB de C.V.

VALUE (000)

$1,823

1,823

137

225

772

643

230

150

559

465

211

187

222

51

1,250

457

515

561

2,384

415

172

648

518

1,267

385

890

582

1,001

3,830

217

212

357

443

0^

115

1,193

214

187

21,665

518

7,391

238

1,823

688

685

851

3,677

580

1,333

1,039

1,064

407

4,818

422

4,120

1,271

346

399

221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
267,500	e	Operadora de Sites Mexicanos S.A. de C.V.	$341
231,100		Orbia Advance Corp SAB de C.V.	610
48,670		Promotora y Operadora de Infraestructura SAB de C.V.	386
1,194,800		Wal-Mart de Mexico SAB de C.V.	4,921
		TOTAL MEXICO	38,149
NETHERLANDS - 2.0%
10,570	*,g	Adyen NV	20,936
4,183	*	Argenx SE	1,307
23,304	*	Argenx SE	7,291
238,462		ASML Holding NV	159,345
125,645	g	Euronext NV	11,415
63,774		Heineken NV	6,099
9,412,070		ING Groep NV	98,271
279,099		Koninklijke Ahold Delhaize NV	8,977
687,757		Koninklijke KPN NV	2,386
5,910,503		Shell plc	161,999
1,631,433		Universal Music Group NV	43,550
		TOTAL NETHERLANDS	521,576
NEW ZEALAND - 0.0%
414,095		Fisher & Paykel Healthcare Corp	6,949
		TOTAL NEW ZEALAND	6,949
NORWAY - 0.9%
1,258,548	e	Aker BP ASA	46,942
4,152,550		Equinor ASA	155,042
198,922	e	Gjensidige Forsikring BA	4,933
1,828,287		Norsk Hydro ASA	17,764
		TOTAL NORWAY	224,681
PERU - 0.0%
49,000	*,e	Cia de Minas Buenaventura S.A. (ADR) (Series B)	494
16,500		Credicorp Ltd	2,836
19,161		Southern Copper Corp	1,454
		TOTAL PERU	4,784
PHILIPPINES - 0.1%
438,880		Aboitiz Equity Ventures, Inc	505
1,962,100		AC Energy Corp	330
25,650		Ayala Corp	408
1,831,570		Ayala Land, Inc	1,237
165,740		Bank of the Philippine Islands	319
179,820		BDO Unibank, Inc	459
2,845		Globe Telecom, Inc	140
21,224	*	GT Capital Holdings, Inc	226
230,530		International Container Term Services, Inc	999
658,265		JG Summit Holdings (Series B)	779
88,500		Jollibee Foods Corp	384
57,120		Manila Electric Co	412
914,900		Metro Pacific Investments Corp	67
156,263		Metropolitan Bank & Trust	172
1,083,000	*,g	Monde Nissin Corp	287
6,830		PLDT, Inc	244
5,826,950		Robinsons Retail Holdings, Inc	6,255
22,060		SM Investments Corp	387
2,286,800		SM Prime Holdings	1,667
201,030		Universal Robina	470
		TOTAL PHILIPPINES	15,747
POLAND - 0.1%
337,692	*,g	Allegro.eu S.A.	2,829
17,316		Bank Pekao S.A.	463
3,045		Bank Zachodni WBK S.A.	220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,210	*	BRE Bank S.A.	$101
5,946		CD Projekt Red S.A.	244
53,825		Cyfrowy Polsat S.A.	354
10,540	*,g	Dino Polska S.A.	851
191,995	*,e	InPost S.A.	1,218
29,949		KGHM Polska Miedz S.A.	1,216
244		LPP S.A.	660
200,579	*	PGE Polska Grupa Energetyczna S.A.	432
74,443		Polski Koncern Naftowy Orlen S.A.	1,336
449,915		Polskie Gornictwo Naftowe i Gazownictwo S.A.	661
75,030	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	707
132,327		Powszechny Zaklad Ubezpieczen S.A.	1,059
140,211	*	Telekomunikacja Polska S.A.	263
		TOTAL POLAND	12,614
PORTUGAL - 0.1%
899,973		Jeronimo Martins SGPS S.A.	21,590
		TOTAL PORTUGAL	21,590
QATAR - 0.1%
503,951		Barwa Real Estate Co	483
169,034		Commercial Bank of Qatar QSC	347
348,355		Industries Qatar QSC	1,816
426,039	*	Masraf Al Rayan	605
960,766		Mesaieed Petrochemical Holding Co	768
196,257		Ooredoo QSC	383
101,918		Qatar Electricity & Water Co	511
125,867		Qatar Fuel QSC	618
615,112		Qatar Gas Transport Co Ltd	604
56,911		Qatar International Islamic Bank QSC	173
93,346		Qatar Islamic Bank SAQ	611
1,427,823		Qatar National Bank	9,023
		TOTAL QATAR	15,942
ROMANIA - 0.0%
99,550		NEPI Rockcastle plc	663
		TOTAL ROMANIA	663
RUSSIA - 0.0%
12,672	*,†,e	Ozon Holdings plc (ADR)	0^
211,169	*,†	VTB Bank PJSC (GDR) Tradegate	2
		TOTAL RUSSIA	2
SAUDI ARABIA - 0.3%
9,711		Abdullah Al Othaim Markets Co	303
29,477		Advanced Petrochemical Co	552
303,131		Al Rajhi Bank	12,939
268,933		Alinma Bank	2,773
56,192		Almarai Co JSC	765
50,328		Arab National Bank	371
30,739	*	Bank AlBilad	505
35,216		Bank Al-Jazira	246
132,570		Banque Saudi Fransi	1,890
13,527		Bupa Arabia for Cooperative Insurance Co	645
12,554		Co for Cooperative Insurance	240
58,785	*	Dar Al Arkan Real Estate Development Co	170
39,135		Dr Sulaiman Al Habib Medical Services Group Co	1,978
33,529	*	Emaar Economic City	104
89,674		Etihad Etisalat Co	992
13,562		Jarir Marketing Co	711
102,367	*	Mobile Telecommunications Co Saudi Arabia	362
31,135		Mouwasat Medical Services Co	1,759
769,572		National Commercial Bank	14,480
65,258	*	National Industrialization Co	398

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
23,351		National Petrochemical Co	$288
53,580	*	Rabigh Refining & Petrochemical Co	400
383,471		Riyad Bank	3,827
49,479		SABIC Agri-Nutrients Co	2,387
80,932		Sahara International Petrochemical Co	1,150
96,215	*	Saudi Arabian Mining Co	3,416
510,038	g	Saudi Arabian Oil Co	5,851
204,184		Saudi Basic Industries Corp	7,097
201,760		Saudi British Bank	2,131
195,337		Saudi Electricity Co	1,373
44,081		Saudi Industrial Investment Group	409
167,108	*	Saudi Kayan Petrochemical Co	999
5,406	*	Saudi Research & Marketing Group	361
137,830		Saudi Telecom Co	3,944
59,278		Savola Group	574
57,936		Yanbu National Petrochemical Co	1,028
		TOTAL SAUDI ARABIA	77,418
SINGAPORE - 0.4%
561,500		Ascendas REIT	1,210
21,500	g	BOC Aviation Ltd	169
453,742	*	Capitaland Investment Ltd	1,329
67,304	e	CapitaMall Trust	111
404,400		DBS Group Holdings Ltd	10,596
745,161		Oversea-Chinese Banking Corp	6,760
181,200	e	Singapore Exchange Ltd	1,328
1,727,900	e	Singapore Telecommunications Ltd	3,355
1,558,429		STMicroelectronics NV	67,736
265,016	e	United Overseas Bank Ltd	6,201
		TOTAL SINGAPORE	98,795
SOUTH AFRICA - 0.4%
63,603		Absa Group Ltd	825
22,703	e	African Rainbow Minerals Ltd	445
12,090		Anglo American Platinum Ltd	1,660
386,819		Anglo American plc	20,100
55,460		Aspen Pharmacare Holdings Ltd	754
76,557		Bid Corp Ltd	1,666
64,913	e	Bidvest Group Ltd	994
60,253		Capitec Bank Holdings Ltd	9,596
52,245		Clicks Group Ltd	1,105
91,322	*	Discovery Holdings Ltd	1,137
59,661		Exxaro Resources Ltd	902
1,209,379	e	FirstRand Ltd	6,383
196,090		Gold Fields Ltd	3,037
778,149		Growthpoint Properties Ltd	784
117,654		Harmony Gold Mining Co Ltd	590
179,174		Impala Platinum Holdings Ltd	2,758
13,829	e	Kumba Iron Ore Ltd	614
57,748		Mr Price Group Ltd	853
385,853		MTN Group Ltd	4,993
81,399		MultiChoice Group Ltd	734
48,486		Naspers Ltd (N Shares)	5,476
41,864		Nedbank Group Ltd	665
79,285	*	Northam Platinum Holdings Ltd	1,183
1,116,371		Old Mutual Ltd	1,050
106,411	g	Pepkor Holdings Ltd	169
64,202		Rand Merchant Investment Holdings Ltd	229
121,347		Remgro Ltd	1,244
422,697		Sanlam Ltd	2,081
128,754	*	Sasol Ltd	3,113
113,249		Shoprite Holdings Ltd	1,828
580,118	e	Sibanye Stillwater Ltd	2,333
40,039		Spar Group Ltd	465

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
697,650		Standard Bank Group Ltd	$8,667
38,416		Tiger Brands Ltd	426
146,788		Vodacom Group Pty Ltd	1,607
216,127	e	Woolworths Holdings Ltd	851
		TOTAL SOUTH AFRICA	91,317
SPAIN - 0.4%
287,054	*	Amadeus IT Holding S.A.	18,664
9,042,751		Banco Bilbao Vizcaya Argentaria S.A.	51,633
2,099,253		Iberdrola S.A.	22,945
305,417		Industria De Diseno Textil S.A.	6,660
108,528	*,†,e	Let's GOWEX S.A.	1
15,573		Merlin Properties Socimi S.A.	182
1,122,315		Telefonica S.A.	5,439
		TOTAL SPAIN	105,524
SWEDEN - 0.8%
1,197,306		Assa Abloy AB	32,183
234,819		Boliden AB	11,845
3,809,793	e	Ericsson (LM) (B Shares)	34,728
116,434	g	Evolution Gaming Group AB	11,845
60,368	*	Fastighets AB Balder	3,975
1,954,210		Hexagon AB	27,380
532,161		Intrum Justitia AB	14,361
1,594,466		Sandvik AB	33,871
26,421	*,e	SAS AB	3
5,315,133		Swedish Match AB	39,970
		TOTAL SWEDEN	210,161
SWITZERLAND - 2.1%
145,551		Alcon, Inc	11,532
115,278		Cie Financiere Richemont S.A.	14,612
583,556		Credit Suisse Group	4,594
4,635		Givaudan S.A.	19,156
187,939		Lonza Group AG.	136,181
661,943		Nestle S.A.	86,065
193,143		Novartis AG.	16,956
9,431		PSP Swiss Property AG.	1,239
453,391		Roche Holding AG.	179,390
9,738		Sonova Holdings AG	4,068
180		Straumann Holding AG.	287
9,431		Swiss Prime Site AG.	930
255,099		TE Connectivity Ltd	33,413
838,022		UBS Group AG	16,376
73,319		Zurich Insurance Group AG	36,212
		TOTAL SWITZERLAND	561,011
TAIWAN - 2.1%
111,000		Accton Technology Corp	854
242,000		Acer, Inc	251
35,391		Advantech Co Ltd	454
291,000		ASE Technology Holding Co Ltd	1,037
203,000		Asia Cement Corp	343
6,000		ASMedia Technology, Inc	401
60,000		Asustek Computer, Inc	778
760,000		AU Optronics Corp	518
60,189		Catcher Technology Co Ltd	302
1,795,412		Cathay Financial Holding Co Ltd	4,008
290,592		Chailease Holding Co Ltd	2,549
378,293		Chang Hwa Commercial Bank	252
383,000		Cheng Shin Rubber Industry Co Ltd	472
3,647,845		China Development Financial Holding Corp	2,421
2,673,000		China Steel Corp	3,604
8,225,000		Chinatrust Financial Holding Co	8,382

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
360,000		Chunghwa Telecom Co Ltd	$1,594
395,000		Compal Electronics, Inc	368
929,727		Dadi Early-Childhood Education Group Ltd	3,897
171,000		Delta Electronics, Inc	1,585
2,849,033		E.Sun Financial Holding Co Ltd	3,269
680,000		Eclat Textile Co Ltd	11,257
15,000		eMemory Technology, Inc	953
213,731		Evergreen Marine Corp Taiwan Ltd	993
717,000		Far Eastern Textile Co Ltd	758
146,000		Far EasTone Telecommunications Co Ltd	374
91,040		Feng TAY Enterprise Co Ltd	605
925,165		First Financial Holding Co Ltd	915
809,000		Formosa Chemicals & Fibre Corp	2,220
280,000		Formosa Petrochemical Corp	919
880,000		Formosa Plastics Corp	3,255
81,000		Foxconn Technology Co Ltd	176
1,822,822		Fubon Financial Holding Co Ltd	4,840
837,600		Fuhwa Financial Holdings Co Ltd	767
65,000		Giant Manufacturing Co Ltd	588
19,000		Globalwafers Co Ltd	442
24,680		Hiwin Technologies Corp	205
3,555,000		Hon Hai Precision Industry Co, Ltd	13,053
1,934,278		Hota Industrial Manufacturing Co Ltd	5,473
67,000		Hotai Motor Co Ltd	1,389
724,984		Hua Nan Financial Holdings Co Ltd	613
898,000		InnoLux Display Corp	520
234,000		Inventec Co Ltd	201
9,604		Largan Precision Co Ltd	628
183,000		Lite-On Technology Corp	432
567,242		MediaTek, Inc	17,653
2,668,000		Mega Financial Holding Co Ltd	3,984
59,000		Micro-Star International Co Ltd	265
10,000		momo.com, Inc	325
1,170,000		Nan Ya Plastics Corp	3,787
21,000		Nan Ya Printed Circuit Board Corp	377
113,000		Nanya Technology Corp	270
34,000		Nien Made Enterprise Co Ltd	396
51,000		Novatek Microelectronics Corp Ltd	750
21,000	*	Oneness Biotech Co Ltd	157
170,000		Pegatron Technology Corp	428
529,000		Pou Chen Corp	579
130,000		President Chain Store Corp	1,192
1,537,000		Prime View International Co Ltd	9,774
223,000		Quanta Computer, Inc	683
42,000		Realtek Semiconductor Corp	624
263,540		Ruentex Development Co Ltd	722
316,999		Shanghai Commercial & Savings Bank Ltd	552
2,887,684		Shin Kong Financial Holding Co Ltd	1,081
946,300		SinoPac Financial Holdings Co Ltd	605
108,000		Synnex Technology International Corp	282
963,350		Taishin Financial Holdings Co Ltd	685
471,192		Taiwan Cement Corp	817
838,024		Taiwan Cooperative Financial Holding	860
364,000		Taiwan High Speed Rail Corp	366
167,000		Taiwan Mobile Co Ltd	611
19,613,100		Taiwan Semiconductor Manufacturing Co Ltd	402,334
132,156		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	13,779
109,000		Unimicron Technology Corp	929
1,105,000		Uni-President Enterprises Corp	2,522
1,062,000		United Microelectronics Corp	1,950
79,000		Vanguard International Semiconductor Corp	340
14,000		Voltronic Power Technology Corp	707
54,400		Wan Hai Lines Ltd	298
31,000		Win Semiconductors Corp	285

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
270,000		Winbond Electronics Corp	$289
17,000		Wiwynn Corp	600
146,640		WPG Holdings Co Ltd	286
37,339		Yageo Corp	557
155,000	*	Yang Ming Marine Transport	665
58,000		Zhen Ding Technology Holding Ltd	216
		TOTAL TAIWAN	562,497
TANZANIA, UNITED REPUBLIC OF - 0.0%
93,529		AngloGold Ashanti Ltd	2,219
		TOTAL TANZANIA, UNITED REPUBLIC OF	2,219
THAILAND - 0.1%
96,400		Advanced Info Service PCL	675
970,000		Airports of Thailand PCL	1,924
895,800	*	Asset World Corp PCL	137
147,500		B Grimm Power PCL	156
137,400		Bangkok Commercial Asset Management PCL	85
872,800		Bangkok Dusit Medical Services PCL	664
1,505,500		Bangkok Expressway & Metro PCL	393
276,400		Berli Jucker PCL	299
1,568,090		BTS Group Holdings PCL	433
40,400		Bumrungrad Hospital PCL	189
60,800		Carabao Group PCL	197
449,600		Central Pattana PCL	794
400,675		Central Retail Corp PCL	477
882,600		Charoen Pokphand Foods PCL	639
1,347,400		CP ALL plc	2,624
29,700		Delta Electronics Thai PCL	346
68,400		Electricity Generating PCL	349
335,697		Energy Absolute PCL	989
150,000		Global Power Synergy Co Ltd	324
658,430		Gulf Energy Development PCL	1,010
1,325,600		Home Product Center PCL	630
362,900		Indorama Ventures PCL	505
260,800		Intouch Holdings PCL (Class F)	609
952,300		Krung Thai Bank PCL	393
180,400		Krungthai Card PCL	332
1,967,000		Land and Houses PCL Co Reg	561
698,800	*	Minor International PCL	700
120,600		Muangthai Capital PCL	190
241,100		Osotspa PCL	271
365,600		PTT Exploration & Production PCL	1,575
531,100		PTT Global Chemical PCL	807
667,900		PTT Oil & Retail Business PCL	500
2,452,000		PTT PCL	2,826
71,700		Ratch Group PCL	95
282,500		SCG Packaging PCL	512
180,700		Siam Cement PCL	2,075
209,000		Siam Commercial Bank PCL	710
80,800		Sri Trang Gloves Thailand PCL	61
144,300		Srisawad Corp PCL	246
325,200		Thai Oil PCL	503
589,600		Thai Union Group PCL	334
1,027,400		True Corp PCL	158
		TOTAL THAILAND	27,297
TURKEY - 0.0%
291,316		Akbank TAS	144
135,747		Aselsan Elektronik Sanayi Ve Ticaret AS	223
102,280		BIM Birlesik Magazalar AS	590
315,129		Eregli Demir ve Celik Fabrikalari TAS	691
12,770		Ford Otomotiv Sanayi AS	260
160,280		KOC Holding AS	433

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
271,872		Turkcell Iletisim Hizmet AS	$418
196,155		Turkiye Garanti Bankasi AS	163
117,143		Turkiye Is Bankasi (Series C)	70
32,287	*	Turkiye Petrol Rafinerileri AS	472
310,430		Turkiye Sise ve Cam Fabrikalari AS	322
		TOTAL TURKEY	3,786
UNITED ARAB EMIRATES - 0.1%
245,299		Abu Dhabi Commercial Bank PJSC	699
128,710		Abu Dhabi Islamic Bank PJSC	306
602,594		Abu Dhabi National Oil Co for Distribution PJSC	688
875,041		Aldar Properties PJSC	1,171
221,470		Dubai Islamic Bank PJSC	371
928,875		Emaar Properties PJSC	1,509
228,478		Emirates NBD Bank PJSC	930
787,932		Emirates Telecommunications Group Co PJSC	7,934
1,042,132		National Bank of Abu Dhabi PJSC	6,696
5,358	*,†	NMC Health plc	0^
		TOTAL UNITED ARAB EMIRATES	20,304
UNITED KINGDOM - 4.2%
594,931	*	Allfunds Group PLC	6,815
1,302,988		Ashtead Group plc	82,042
151,646		Associated British Foods plc	3,294
1,393,311		AstraZeneca plc	184,771
7,954,403		Barclays plc	15,419
1,994,150		Beazley plc	10,965
122,628		Big Yellow Group plc	2,472
1,775,621		BP plc	8,705
710,594		British American Tobacco plc	29,843
282,990		British Land Co plc	1,959
105,435	*	Coca-Cola European Partners plc (Class A)	5,125
316,729		Compass Group plc	6,816
1,992,815	*,e	Darktrace plc	11,699
308,987		Dechra Pharmaceuticals plc	16,405
37,730		Derwent London plc	1,584
2,431,671		Diageo plc	123,345
1,927,917		Electrocomponents plc	27,229
903,936		Fevertree Drinks plc	21,106
188,659		Great Portland Estates plc	1,752
336,617	*	Informa plc	2,637
212,656	*,g	Just Eat Takeaway.com NV	7,132
207,525	e	Land Securities Group plc	2,129
120,088	*	Liberty Global plc (Class A)	3,063
25,351	*	Liberty Global plc (Class C)	657
255,464		Linde plc	81,603
460,937		Linde plc (Xetra)	147,081
15,153,530		Lloyds TSB Group plc	9,228
146,610		London Stock Exchange Group plc	15,289
6,332,179		Man Group plc	19,324
816,221		National Grid plc	12,544
2,189,924		Natwest Group plc	6,185
35,795		Next plc	2,815
1,180,946		Prudential plc	17,435
157,251		Reckitt Benckiser Group plc	11,996
270,124		RELX plc	8,406
843,340		RELX plc	26,236
150,926		Safestore Holdings plc	2,657
222,936		Scottish & Southern Energy plc	5,094
243,033		Segro plc	4,272
149,564		Smith & Nephew plc	2,379
1,944,833		Standard Chartered plc	12,910
19,152,389		Tesco plc	69,338
1,571,200	*	THG Holdings Ltd	1,886

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
409,916		Travis Perkins plc	$6,610
5,371,958		Tritax Big Box REIT plc	17,009
5,241,781	g	Tritax EuroBox plc	7,250
455,390		Unilever plc	20,676
5,768,713		Vodafone Group plc	9,459
282,193		WPP plc	3,693
		TOTAL UNITED KINGDOM	1,098,339
UNITED STATES - 61.5%
426	*	10X Genomics, Inc	32
67,621		3M Co	10,067
769		A.O. Smith Corp	49
911,455		Abbott Laboratories	107,880
1,350,187		AbbVie, Inc	218,879
259	*	Abiomed, Inc	86
144,912		Accenture plc	48,869
4,429		Activision Blizzard, Inc	355
15,855	*	Adobe, Inc	7,224
354		Advance Auto Parts, Inc	73
935,243	*	Advanced Micro Devices, Inc	102,259
3,792		AES Corp	98
1,001	*,e	Affirm Holdings, Inc	46
42,531		Aflac, Inc	2,739
12,923		Agilent Technologies, Inc	1,710
3,223		AGNC Investment Corp	42
28,297		Agree Realty Corp	1,878
45,553		Air Products & Chemicals, Inc	11,384
1,676	*	Airbnb, Inc	288
924	*	Akamai Technologies, Inc	110
55,401		Albemarle Corp	12,252
60,269		Alexandria Real Estate Equities, Inc	12,129
426	*	Align Technology, Inc	186
3,353	*	Alleghany Corp	2,840
511		Allegion plc	56
475,260		Alliant Energy Corp	29,694
15,933		Allstate Corp	2,207
2,070		Ally Financial, Inc	90
33,697	*	Alnylam Pharmaceuticals, Inc	5,502
102,383	*	Alphabet, Inc (Class A)	284,763
126,055	*	Alphabet, Inc (Class C)	352,070
148,157	*	Altice USA, Inc	1,849
1,119,117	*,e	Altimmune, Inc	6,815
360,443		Altria Group, Inc	18,833
201,077	*	Amazon.com, Inc	655,501
2,910	*,e	AMC Entertainment Holdings, Inc	72
8,721		Amcor plc	99
64		Amerco, Inc	38
338,150		Ameren Corp	31,705
401,873		American Electric Power Co, Inc	40,095
248,722		American Express Co	46,511
409		American Financial Group, Inc	60
278,126		American Homes 4 Rent	11,133
530,320		American International Group, Inc	33,288
96,137		American Tower Corp	24,152
1,031		American Water Works Co, Inc	171
85,456		Americold Realty Trust	2,383
74,848		Ameriprise Financial, Inc	22,481
888		AmerisourceBergen Corp	137
1,312		Ametek, Inc	175
36,433		Amgen, Inc	8,810
3,401		Amphenol Corp (Class A)	256
3,050		Analog Devices, Inc	504
8,210		Annaly Capital Management, Inc	58
496	*	Ansys, Inc	158

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,742,272	*	Antero Resources Corp	$83,722
45,950		Anthem, Inc	22,572
43,549		Aon plc	14,181
2,046		Apollo Global Management, Inc	127
5,668,815	d	Apple, Inc	989,832
46,907		Applied Materials, Inc	6,182
31,791	*	Aptiv plc	3,806
1,342		ARAMARK Holdings Corp	50
2,198	*	Arch Capital Group Ltd	106
3,182		Archer-Daniels-Midland Co	287
1,309	*	Arista Networks, Inc	182
406	*	Arrow Electronics, Inc	48
1,179		Arthur J. Gallagher & Co	206
443	*,e	Asana, Inc	18
325		Assurant, Inc	59
1,960,141		AT&T, Inc	46,318
753		Atmos Energy Corp	90
1,250	*	Autodesk, Inc	268
2,396		Automatic Data Processing, Inc	545
2,058	*	AutoZone, Inc	4,208
443	*	Avalara, Inc	44
45,246		AvalonBay Communities, Inc	11,238
20,735	*	Avantor, Inc	701
471		Avery Dennison Corp	82
4,697		Baker Hughes Co	171
7,702		Ball Corp	693
1,545,119		Bank of America Corp	63,690
745,203		Bank of New York Mellon Corp	36,984
1,497		Bath & Body Works, Inc	72
77,214		Baxter International, Inc	5,987
59,818		Becton Dickinson & Co	15,912
1,056		Bentley Systems, Inc	47
350,782	*	Berkshire Hathaway, Inc (Class B)	123,794
28,766		Best Buy Co, Inc	2,615
437	*	Bill.Com Holdings, Inc	99
835	*	Biogen, Inc	176
1,042	*	BioMarin Pharmaceutical, Inc	80
19,128	*	Bio-Rad Laboratories, Inc (Class A)	10,773
223		Bio-Techne Corp	97
895	*	Black Knight, Inc	52
39,984		BlackRock, Inc	30,555
146,375		Blackstone, Inc	18,581
2,888	*	Block, Inc	392
332,476	*	Boeing Co	63,669
6,904	*	Booking Holdings, Inc	16,214
759		Booz Allen Hamilton Holding Co	67
1,373		BorgWarner, Inc	53
22,538		Boston Properties, Inc	2,903
1,942,308	*	Boston Scientific Corp	86,025
993,242		Bristol-Myers Squibb Co	72,536
440,899		Broadcom, Inc	277,625
663		Broadridge Financial Solutions, Inc	103
1,365		Brown & Brown, Inc	99
1,760		Brown-Forman Corp (Class B)	118
180,979		Bunge Ltd	20,054
62,164	*	Burlington Stores, Inc	11,324
33		Cable One, Inc	48
327,059		Cabot Oil & Gas Corp	8,821
1,576	*	Cadence Design Systems, Inc	259
1,215	*	Caesars Entertainment, Inc	94
581		Camden Property Trust	97
1,146		Campbell Soup Co	51
3,142		Capital One Financial Corp	413
1,597		Cardinal Health, Inc	91

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
717		Carlyle Group, Inc	$35
922	*	CarMax, Inc	89
83,284	*	Carnival Corp	1,684
1,593,832		Carrier Global Corp	73,109
436	*	Carvana Co	52
50,973	*	Catalent, Inc	5,653
488,707		Caterpillar, Inc	108,894
606		CBOE Global Markets, Inc	69
1,904		CBRE Group, Inc	174
605,424		CDW Corp	108,304
28,217		Celanese Corp (Series A)	4,031
256,976	*	Centene Corp	21,635
1,142,562		Centerpoint Energy, Inc	35,008
773	*	Ceridian HCM Holding, Inc	53
1,673		Cerner Corp	157
102,285		CF Industries Holdings, Inc	10,541
738		CH Robinson Worldwide, Inc	79
28,539	*	Charles River Laboratories International, Inc	8,104
532,400		Charles Schwab Corp	44,887
37,205	*	Charter Communications, Inc	20,296
68,443		Cheniere Energy, Inc	9,490
410,900		Chevron Corp	66,907
530	*,e	Chewy, Inc	22
4,105	*	Chipotle Mexican Grill, Inc (Class A)	6,494
366,247		Chubb Ltd	78,340
1,388		Church & Dwight Co, Inc	138
158,664		Cigna Corp	38,017
870		Cincinnati Financial Corp	118
529		Cintas Corp	225
2,774,212		Cisco Systems, Inc	154,690
70,578		Citigroup, Inc	3,769
420,441		Citizens Financial Group, Inc	19,059
708		Citrix Systems, Inc	71
2,282	*,e	Clarivate Analytics plc	38
28,120		Clorox Co	3,910
1,480	*	Cloudflare, Inc	177
77,952		CME Group, Inc	18,542
218,828		CMS Energy Corp	15,305
2,955,315		Coca-Cola Co	183,230
1,004		Cognex Corp	77
2,988		Cognizant Technology Solutions Corp (Class A)	268
203	*	Coinbase Global, Inc	39
219,361		Colgate-Palmolive Co	16,634
2,243,473		Comcast Corp (Class A)	105,039
266,134		ConAgra Brands, Inc	8,934
726,646		ConocoPhillips	72,665
2,011		Consolidated Edison, Inc	190
63,446		Constellation Brands, Inc (Class A)	14,613
94,356		Constellation Energy Corp	5,308
26,280		Cooper Cos, Inc	10,974
1,214	*	Copart, Inc	152
4,610		Corning, Inc	170
251,621		Corteva, Inc	14,463
2,245	*	CoStar Group, Inc	150
381,598		Costco Wholesale Corp	219,743
9,683	*	Coty, Inc	87
383	*	Coupa Software, Inc	39
1,112	*	Crowdstrike Holdings, Inc	253
198,640		Crown Castle International Corp	36,669
902,540		Crown Holdings, Inc	112,899
490,347		CSX Corp	18,363
13,778		Cummins, Inc	2,826
743,942		CVS Health Corp	75,294
245,880		Danaher Corp	72,124

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
32,302		Darden Restaurants, Inc	$4,295
1,243	*	Datadog, Inc	188
400	*	DaVita, Inc	45
174,665		Deere & Co	72,566
1,154,845	*	Dell Technologies, Inc	57,962
229,584	*	Delta Air Lines, Inc	9,085
1,240		Dentsply Sirona, Inc	61
341,124		Devon Energy Corp	20,171
41,117	*	Dexcom, Inc	21,035
574,254		Diamondback Energy, Inc	78,719
40,064		Digital Realty Trust, Inc	5,681
203,082		Discover Financial Services	22,378
958	*,e	Discovery, Inc (Class A)	24
1,844	*	Discovery, Inc (Class C)	46
61,177	*	DISH Network Corp (Class A)	1,936
1,118	*	DocuSign, Inc	120
46,533		Dollar General Corp	10,360
74,441	*	Dollar Tree, Inc	11,922
431,701		Dominion Energy, Inc	36,682
207		Domino's Pizza, Inc	84
619	*	DoorDash, Inc	73
819		Dover Corp	129
998,830		Dow, Inc	63,645
1,928		DR Horton, Inc	144
2,039	*,e	DraftKings, Inc	40
1,881	*	Dropbox, Inc	44
1,102		DTE Energy Co	146
206,764		Duke Energy Corp	23,087
50,772		Duke Realty Corp	2,948
766,839		DuPont de Nemours, Inc	56,424
1,074	*	Dynatrace, Inc	51
67,173		Eastman Chemical Co	7,527
453,377		Eaton Corp	68,804
198,362		eBay, Inc	11,358
55,412		Ecolab, Inc	9,784
103,075		Edison International	7,226
282,431	*	Edwards Lifesciences Corp	33,248
2,414	*	Elanco Animal Health, Inc	63
1,608		Electronic Arts, Inc	203
225,729		Eli Lilly & Co	64,642
3,380		Emerson Electric Co	331
729	*	Enphase Energy, Inc	147
770		Entegris, Inc	101
62,678		Entergy Corp	7,318
262,240		EOG Resources, Inc	31,267
322	*	EPAM Systems, Inc	96
694		Equifax, Inc	165
9,882		Equinix, Inc	7,329
1,316,639		Equitable Holdings, Inc	40,697
144,483		Equity Lifestyle Properties, Inc	11,050
91,329		Equity Residential	8,212
144		Erie Indemnity Co (Class A)	25
1,363		Essential Utilities Inc	70
15,370		Essex Property Trust, Inc	5,310
88,929		Estee Lauder Cos (Class A)	24,217
8,612	*	Etsy, Inc	1,070
51,827		Everest Re Group Ltd	15,620
1,300		Evergy, Inc	89
1,954		Eversource Energy	172
977	*	Exact Sciences Corp	68
356,895		Exelon Corp	16,999
31,897	*	Expedia Group, Inc	6,241
963		Expeditors International of Washington, Inc	99
29,059		Extra Space Storage, Inc	5,975

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,688,448		Exxon Mobil Corp	$222,039
348	*	F5 Networks, Inc	73
214		Factset Research Systems, Inc	93
156	*	Fair Isaac Corp	73
3,269		Fastenal Co	194
4,782		FedEx Corp	1,107
78,843		Ferguson plc	10,682
1,533		Fidelity National Financial Inc	75
3,462		Fidelity National Information Services, Inc	348
951,224		Fifth Third Bancorp	40,941
70		First Citizens Bancshares, Inc (Class A)	47
130,406		First Republic Bank	21,139
598,651		FirstEnergy Corp	27,454
3,379	*	Fiserv, Inc	343
439	*	FleetCor Technologies, Inc	109
721		FMC Corp	95
22,321		Ford Motor Co	377
790	*	Fortinet, Inc	270
434,088		Fortive Corp	26,449
770		Fortune Brands Home & Security, Inc	57
1,820		Fox Corp (Class A)	72
812		Fox Corp (Class B)	29
1,757		Franklin Resources, Inc	49
3,723,049		Freeport-McMoRan, Inc (Class B)	185,184
86,405		Gaming and Leisure Properties, Inc	4,055
875		Garmin Ltd	104
468	*	Gartner, Inc	139
358	*	Generac Holdings, Inc	106
1,350		General Dynamics Corp	326
6,243		General Electric Co	571
73,876		General Mills, Inc	5,003
1,264,949	*	General Motors Co	55,329
810		Genuine Parts Co	102
193,199		Gilead Sciences, Inc	11,486
1,173,994		GlaxoSmithKline plc	25,402
86,517		Global Payments, Inc	11,839
134,920		Globe Life, Inc	13,573
944	*	GoDaddy, Inc	79
279,842		Goldman Sachs Group, Inc	92,376
784,010	*,a	Grab Holdings Ltd.	2,744
43,297	*	Guardant Health, Inc	2,868
411	*	Guidewire Software, Inc	39
1,308,069		Halliburton Co	49,537
208,779		Hartford Financial Services Group, Inc	14,992
743		Hasbro, Inc	61
173,738		HCA Healthcare, Inc	43,542
30,000		Healthcare Realty Trust, Inc	824
25,000		Healthcare Trust of America, Inc	783
149,768		Healthpeak Properties Inc	5,142
230		HEICO Corp	35
421		HEICO Corp (Class A)	53
67,813		Helmerich & Payne, Inc	2,901
787	*	Henry Schein, Inc	69
827		Hershey Co	179
198,432		Hess Corp	21,240
7,442		Hewlett Packard Enterprise Co	124
1,586	*	Hilton Worldwide Holdings, Inc	241
42,032	*	Hologic, Inc	3,229
674,421		Home Depot, Inc	201,874
748,894		Honeywell International, Inc	145,720
108,276	*	Horizon Therapeutics Plc	11,392
1,696		Hormel Foods Corp	87
154,978		Host Hotels and Resorts, Inc	3,011
2,183		Howmet Aerospace, Inc	78

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
6,556		HP, Inc	$238
198,643		Hubbell, Inc	36,505
255	*	HubSpot, Inc	121
13,374		Humana, Inc	5,820
8,221		Huntington Bancshares, Inc	120
238		Huntington Ingalls	47
408	*	IAC	41
432		IDEX Corp	83
13,008	*	IDEXX Laboratories, Inc	7,116
36,360		Illinois Tool Works, Inc	7,614
70,838	*	Illumina, Inc	24,751
1,066	*	Incyte Corp	85
30,000		Independence Realty Trust, Inc	793
833,241		Ingersoll Rand, Inc	41,954
12,372		Innovative Industrial Properties, Inc	2,541
392	*	Insulet Corp	104
2,403,743		Intel Corp	119,130
261,325		Intercontinental Exchange Group, Inc	34,526
5,100		International Business Machines Corp	663
545,651		International Flavors & Fragrances, Inc	71,660
65,865		International Paper Co	3,040
218,970		Interpublic Group of Cos, Inc	7,762
1,530		Intuit, Inc	736
129,019	*	Intuitive Surgical, Inc	38,922
2,067		Invesco Ltd	48
53,392		Invitation Homes, Inc	2,145
167	*	IPG Photonics Corp	18
80,433	*	IQVIA Holdings, Inc	18,597
1,641	e	Iron Mountain, Inc	91
206,188	e	iShares MSCI Canada Index Fund	8,291
48,571	*,e	iShares MSCI South Korea Index Fund	3,460
615		J.M. Smucker Co	83
421		Jack Henry & Associates, Inc	83
28,720	e	Jackson Financial, Inc	1,270
733		Jacobs Engineering Group, Inc	101
351	*	Jazz Pharmaceuticals plc	55
4,843		JB Hunt Transport Services, Inc	972
168,600		JBS S.A.	1,318
751,117		Johnson & Johnson	133,120
4,005		Johnson Controls International plc	263
1,188,702		JPMorgan Chase & Co	162,044
4,321,305		Juniper Networks, Inc	160,580
1,453		Kellogg Co	94
1,371,810		Keurig Dr Pepper, Inc	51,992
5,295		Keycorp	119
1,047	*	Keysight Technologies, Inc	165
18,864		Kilroy Realty Corp	1,442
94,074		Kimberly-Clark Corp	11,586
3,495		Kimco Realty Corp	86
11,577		Kinder Morgan, Inc	219
31,560		KKR & Co, Inc	1,845
375,237		KLA Corp	137,359
921		Knight-Swift Transportation Holdings, Inc	46
3,826		Kraft Heinz Co	151
223,200		Kroger Co	12,805
1,115		L3Harris Technologies, Inc	277
544	*	Laboratory Corp of America Holdings	143
801		Lam Research Corp	431
163,168	*	Las Vegas Sands Corp	6,342
348		Lear Corp	50
10,471	*	Legend Biotech Corp (ADR)	381
757		Leidos Holdings, Inc	82
1,546		Lennar Corp (Class A)	125
191		Lennox International, Inc	49

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
136	*	Liberty Broadband Corp (Class A)	$18
804	*	Liberty Broadband Corp (Class C)	109
1,098	*	Liberty Media Group (Class C)	77
508		Liberty SiriusXM Group (Class A)	23
1,009	*	Liberty SiriusXM Group (Class C)	46
976		Lincoln National Corp	64
944	*	Live Nation, Inc	111
1,572		LKQ Corp	71
1,411		Lockheed Martin Corp	623
1,224		Loews Corp	79
283,930		Lowe's Companies, Inc	57,408
2,335	*,e	Lucid Group, Inc	59
131,118	*	Lululemon Athletica, Inc	47,888
4,962		Lumen Technologies, Inc	56
1,506	*	Lyft, Inc (Class A)	58
124,542		LyondellBasell Industries NV	12,805
168,373		M&T Bank Corp	28,539
203,364		Marathon Petroleum Corp	17,388
78	*	Markel Corp	115
216		MarketAxess Holdings, Inc	73
17,357	*	Marriott International, Inc (Class A)	3,050
117,088		Marsh & McLennan Cos, Inc	19,954
355		Martin Marietta Materials, Inc	137
4,683		Marvell Technology, Inc	336
1,385		Masco Corp	71
268	*	Masimo Corp	39
688,020		Mastercard, Inc (Class A)	245,885
138,312	*	Match Group, Inc	15,040
1,418		McCormick & Co, Inc	142
665,753		McDonald's Corp	164,627
68,589		McKesson Corp	20,997
3,377		Medical Properties Trust, Inc	71
1,018,977		Medtronic plc	113,055
697,109		Merck & Co, Inc	57,198
216,347	*	Meta Platforms, Inc	48,107
47,136		Metlife, Inc	3,313
613	*	Mettler-Toledo International, Inc	842
61,089		MGM Growth Properties LLC	2,364
2,133		MGM Resorts International	89
3,155		Microchip Technology, Inc	237
6,361		Micron Technology, Inc	495
3,321,503		Microsoft Corp	1,024,053
23,290		Mid-America Apartment Communities, Inc	4,878
36,882	*	Moderna, Inc	6,353
342	*	Mohawk Industries, Inc	42
332	*	Molina Healthcare, Inc	111
1,083		Molson Coors Brewing Co (Class B)	58
723,054		Mondelez International, Inc	45,393
339	*	MongoDB, Inc	150
249		Monolithic Power Systems, Inc	121
931,330	*	Monster Beverage Corp	74,413
6,145		Moody's Corp	2,073
1,821,237		Morgan Stanley	159,176
132,940		Mosaic Co	8,841
961		Motorola Solutions, Inc	233
3,065		MSCI, Inc (Class A)	1,541
665		Nasdaq Inc	119
52,173		National Storage Affiliates Trust	3,274
1,272		NetApp, Inc	106
103,814	*	Netflix, Inc	38,888
551	*	Neurocrine Biosciences, Inc	52
2,232		Newell Brands Inc	48
77,872		Newmont Goldcorp Corp	6,187
1,999		News Corp (Class A)	44

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
573,328		NextEra Energy, Inc	$48,567
1,006,912		Nike, Inc (Class B)	135,490
2,231		NiSource, Inc	71
298		Nordson Corp	68
1,384		Norfolk Southern Corp	395
1,121		Northern Trust Corp	131
184,274		Northrop Grumman Corp	82,411
3,301		NortonLifelock, Inc	88
467	*,e	Novavax, Inc	34
557	*	Novocure Ltd	46
70,564		NRG Energy, Inc	2,707
1,626		Nucor Corp	242
666,593		NVIDIA Corp	181,887
19	*	NVR, Inc	85
30,885		Occidental Petroleum Corp	1,752
839	*	Okta, Inc	127
556		Old Dominion Freight Line	166
1,209		Omnicom Group, Inc	103
2,450	*	ON Semiconductor Corp	153
128,741		ONEOK, Inc	9,093
957,450		Oracle Corp	79,210
5,517	*	O'Reilly Automotive, Inc	3,779
94,060		Otis Worldwide Corp	7,238
169,459		Owens Corning, Inc	15,505
1,975		PACCAR, Inc	174
11,656		Packaging Corp of America	1,820
9,212	*	Palantir Technologies, Inc	126
214,537	*	Palo Alto Networks, Inc	133,551
7,000		Parade Technologies Ltd	437
181,779		Parker-Hannifin Corp	51,582
1,846		Paychex, Inc	252
290	*	Paycom Software, Inc	100
223,640	*	PayPal Holdings, Inc	25,864
13,503	*	Peloton Interactive, Inc	357
950		Pentair plc	51
359,895		PepsiCo, Inc	60,239
59,183	*	Performance Food Group Co	3,013
646		PerkinElmer, Inc	113
209,211	*,e	Petco Health & Wellness Co, Inc	4,094
1,473,139		Pfizer, Inc	76,264
416,382	*,b	PG&E Corp	4,972
310,675		Philip Morris International, Inc	29,185
24,025		Phillips 66	2,076
30,807	*	Pinterest, Inc	758
159,346		Pioneer Natural Resources Co	39,841
2,936	*,e	Plug Power, Inc	84
2,403		PNC Financial Services Group, Inc	443
228		Pool Corp	96
37,735		PPG Industries, Inc	4,946
4,262		PPL Corp	122
1,508		Principal Financial Group	111
1,474,118		Procter & Gamble Co	225,245
121,554		Progressive Corp	13,856
248,370		Prologis, Inc	40,107
302,499	*	ProPetro Holding Corp	4,214
113,730		Prudential Financial, Inc	13,439
637	*	PTC, Inc	69
2,876		Public Service Enterprise Group, Inc	201
33,720		Public Storage, Inc	13,160
1,434		Pulte Homes, Inc	60
627	*	Qorvo, Inc	78
68,152		QUALCOMM, Inc	10,415
697		Quest Diagnostics, Inc	95
1,053		Raymond James Financial, Inc	116

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
765,704		Raytheon Technologies Corp	$75,858
51,821		Realty Income Corp	3,591
128,101		Regency Centers Corp	9,139
26,297	*	Regeneron Pharmaceuticals, Inc	18,366
5,422		Regions Financial Corp	121
1,263		Republic Services, Inc	167
829		Resmed, Inc	201
353,842		Rexford Industrial Realty, Inc	26,393
446	*	RingCentral, Inc	52
1,031	*,e	Rivian Automotive, Inc	52
633		Robert Half International, Inc	72
1,219	*,e	Robinhood Markets, Inc	16
11,746		Rockwell Automation, Inc	3,289
8,560	*	Roku, Inc	1,072
1,330		Rollins, Inc	47
71,264		Roper Technologies Inc	33,653
41,208		Ross Stores, Inc	3,728
39,808	*	Royal Caribbean Cruises Ltd	3,335
1,949		Royalty Pharma plc	76
29,590		RPM International, Inc	2,410
76,410		S&P Global, Inc	31,342
110,849		Sabra Healthcare REIT, Inc	1,651
606,234	*	salesforce.com, Inc	128,716
19,769		SBA Communications Corp	6,803
52,846		Schlumberger Ltd	2,183
594,313		Schneider Electric S.A.	99,779
1,140		Seagate Technology Holdings plc	102
416,483	*	Seagen, Inc	59,994
18,358		Sealed Air Corp	1,229
722		SEI Investments Co	43
79,305		Sempra Energy	13,333
897	*	Sensata Technologies Holding plc	46
377,845	*	ServiceNow, Inc	210,418
49,260		Sherwin-Williams Co	12,296
345		Signature Bank	101
505,475		Simon Property Group, Inc	66,500
5,312	e	Sirius XM Holdings, Inc	35
940		Skyworks Solutions, Inc	125
4,002	e	SL Green Realty Corp	325
6,165	*	Snap, Inc	222
305		Snap-On, Inc	63
1,198	*	Snowflake, Inc	274
2,900	*,e	SoFi Technologies, Inc	27
299	*	SolarEdge Technologies, Inc	96
6,027		Southern Co	437
787	*	Southwest Airlines Co	36
918	*	Splunk, Inc	136
1,303		SS&C Technologies Holdings, Inc	98
18,300		Stanley Black & Decker, Inc	2,558
273,003		Starbucks Corp	24,835
2,078		State Street Corp	181
77,804		Steel Dynamics, Inc	6,491
569		STERIS plc	138
133,572		Stryker Corp	35,710
71,297		Sun Communities, Inc	12,498
1,057	*	Sunrun, Inc	32
334	*	SVB Financial Group	187
3,112		Synchrony Financial	108
156,016	*	Synopsys, Inc	51,995
64,923		SYSCO Corp	5,301
1,277		T Rowe Price Group, Inc	193
656	*	Take-Two Interactive Software, Inc	101
516,738		Target Corp	109,662
816	*,e	Teladoc, Inc	59

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
265	*	Teledyne Technologies, Inc	$125
266		Teleflex, Inc	94
200,000	*	Tenet Healthcare Corp	17,192
927		Teradyne, Inc	110
48,605		Terreno Realty Corp	3,599
286,650	*	Tesla, Inc	308,894
5,251		Texas Instruments, Inc	963
215,520		Textron, Inc	16,030
95,144		Thermo Fisher Scientific, Inc	56,197
302,794		TJX Companies, Inc	18,343
361,196	*	T-Mobile US, Inc	46,360
647		Tractor Supply Co	151
2,480	*	Trade Desk, Inc	172
605		Tradeweb Markets, Inc	53
252,298	*,e	Traeger, Inc	1,877
429,928		Trane Technologies plc	65,650
298	*	TransDigm Group, Inc	194
1,089		TransUnion	113
1,399		Travelers Cos, Inc	256
1,427	*	Trimble Inc	103
7,590		Truist Financial Corp	430
957	*	Twilio, Inc	158
4,545	*	Twitter, Inc	176
233	*	Tyler Technologies, Inc	104
31,736		Tyson Foods, Inc (Class A)	2,844
8,271	*	Uber Technologies, Inc	295
1,758		UDR, Inc	101
1,263		UGI Corp	46
21,354	*	Ulta Beauty, Inc	8,504
896,908		Union Pacific Corp	245,044
115,514		United Parcel Service, Inc (Class B)	24,773
125,958	*	United Rentals, Inc	44,742
520,147		UnitedHealth Group, Inc	265,259
325	*	Unity Software, Inc	32
415		Universal Health Services, Inc (Class B)	60
226	*,e	Upstart Holdings, Inc	25
787,495		US Bancorp	41,855
6,280		Vail Resorts, Inc	1,634
429,645		Valero Energy Corp	43,626
508,622	e	Vanguard Emerging Markets ETF	23,463
50,000	e	Vanguard FTSE Developed Markets ETF	2,402
788	*	Veeva Systems, Inc	167
119,710		Ventas, Inc	7,393
569	*	VeriSign, Inc	127
870		Verisk Analytics, Inc	187
890,710		Verizon Communications, Inc	45,373
45,567	*	Vertex Pharmaceuticals, Inc	11,892
36,283		VF Corp	2,063
109,006	e	ViacomCBS, Inc (Class B)	4,122
131,145		Viatris, Inc	1,427
103,577		VICI Properties, Inc	2,948
876,010		Visa, Inc (Class A)	194,273
95,633		Vistra Energy Corp	2,223
1,193		VMware, Inc (Class A)	136
980		Vornado Realty Trust	44
170,154		Voya Financial, Inc	11,290
754		Vulcan Materials Co	139
157,072		W.R. Berkley Corp	10,459
112,300		W.W. Grainger, Inc	57,923
4,184		Walgreens Boots Alliance, Inc	187
1,033,948		Walmart, Inc	153,976
1,209,467	*	Walt Disney Co	165,890
35,000		Washington REIT	893
1,481		Waste Connections, Inc	207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,379		Waste Management, Inc	$377
347	*	Waters Corp	108
424	*,e	Wayfair, Inc	47
1,019		Webster Financial Corp	57
1,793		WEC Energy Group, Inc	179
4,549,295		Wells Fargo & Co	220,459
69,945		Welltower, Inc	6,725
59,658		West Pharmaceutical Services, Inc	24,502
1,768	*	Western Digital Corp	88
2,419		Western Union Co	45
160,053		Westinghouse Air Brake Technologies Corp	15,392
72,560		Westlake Chemical Corp	8,954
39,842		WestRock Co	1,874
145,405		Weyerhaeuser Co	5,511
1,865		Whirlpool Corp	322
335,245		Williams Cos, Inc	11,201
9,882		Willis Towers Watson plc	2,334
1,097	*	Workday, Inc	263
1,056		WP Carey, Inc	85
13,705	*	Wynn Resorts Ltd	1,093
74,529		Xcel Energy, Inc	5,379
917		Xylem, Inc	78
346,849	*	YETI Holdings, Inc	20,804
118,165		Yum! Brands, Inc	14,006
304	*	Zebra Technologies Corp (Class A)	126
686	*	Zendesk, Inc	83
392	*	Zillow Group, Inc (Class A)	19
968	*	Zillow Group, Inc (Class C)	48
1,187		Zimmer Biomet Holdings, Inc	152
140,948		Zoetis, Inc	26,581
1,239	*	Zoom Video Communications, Inc	145
1,605	*	ZoomInfo Technologies, Inc	96
478	*	Zscaler, Inc	115
		TOTAL UNITED STATES	16,203,304
ZAMBIA - 0.0%
207,570		First Quantum Minerals Ltd	7,186
		TOTAL ZAMBIA	7,186
		TOTAL COMMON STOCKS	25,992,385
		(Cost $21,323,760)
		EXPIRATION
		DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
89,428	e PointsBet Holdings Pty Ltd	09/30/22	4
	TOTAL AUSTRALIA		4
FRANCE - 0.0%
120,079	Electricite de France S.A.	04/01/22	44
	TOTAL FRANCE		44
KOREA, REPUBLIC OF - 0.0%
423	Samsung Biologics Co Ltd		64
	TOTAL KOREA, REPUBLIC OF		64

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				EXPIRATION	VALUE
SHARES		COMPANY		DATE	(000)
SWITZERLAND - 0.0%
203,337	e	Cie Financiere Richemont S.A.		11/27/23	$161
		TOTAL SWITZERLAND			161
		TOTAL RIGHTS/WARRANTS			273
		(Cost $19)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.9%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	4,999
15,525,000		Federal Farm Credit Bank (FFCB)	0.000	04/14/22	15,524
20,000,000		FFCB	0.000	04/27/22	19,998
11,000,000		FFCB	0.000	07/25/22	10,973
9,000,000		FFCB	0.000	09/23/22	8,954
19,335,000		Federal Home Loan Bank (FHLB)	0.000	04/05/22	19,335
10,000,000		FHLB	0.000	04/07/22	10,000
27,000,000		FHLB	0.000	04/08/22	26,999
15,000,000		FHLB	0.000	04/18/22	14,999
20,000,000		FHLB	0.000	05/06/22	19,992
12,500,000		FHLB	0.000	05/11/22	12,494
10,000,000		FHLB	0.000	05/18/22	9,994
20,000,000		FHLB	0.000	05/24/22	19,988
6,680,000		FHLB	0.000	05/25/22	6,676
15,000,000		FHLB	0.000	05/27/22	14,990
17,820,000		FHLB	0.000	06/17/22	17,796
10,000,000		FHLB	0.000	06/30/22	9,985
2,096,000		Federal National Mortgage Association (FNMA)	0.010	04/01/22	2,096
		TOTAL GOVERNMENT AGENCY DEBT			245,792
REPURCHASE AGREEMENT - 0.4%
100,590,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	100,590
		TOTAL REPURCHASE AGREEMENT			100,590
TREASURY DEBT - 0.1%
16,161,000		United States Cash Management Bill	0.000	04/12/22	16,161
10,000,000		United States Treasury Bill	0.000	06/23/22	9,989
		TOTAL TREASURY DEBT			26,150
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
CERTIFICATE OF DEPOSIT - 0.0%
2,500,000		Credit Agricole	0.410	05/16/22	2,500
2,500,000		Mitsubishi Bank	0.460	08/16/22	2,500
8,000,000		Mizuho Bank	0.250	05/09/22	8,000
1,000,000		Nordea Bank Abp	0.430	10/24/22	1,000
		TOTAL CERTIFICATE OF DEPOSIT			14,000
COMMERCIAL PAPER - 0.0%
8,000,000		Skandin Ens Banken AG	0.000	05/02/22	7,998
		TOTAL COMMERCIAL PAPER			7,998
REPURCHASE AGREEMENT - 0.4%
8,000,000	s	Calyon	0.300	04/01/22	8,000
8,000,000	t	Citigroup	0.310	04/01/22	8,000
10,000,000	u	Deutsche Bank	0.300	04/01/22	10,000
5,000,000	v	Goldman Sachs	0.300	04/01/22	5,000
5,000,000	w	HSBC	0.300	04/01/22	5,000
10,000,000	x	JP Morgan	0.300	04/01/22	10,000
6,000,000	y	Merrill Lynch	0.300	04/01/22	6,000
5,000,000	z	Morgan Stanley	0.300	04/01/22	5,000
9,000,000	aa	Nomura	0.300	04/01/22	9,000
9,000,000	ab	Royal Bank of Scotland	0.300	04/01/22	9,000
5,000,000	ac	Societe Generale	0.300	04/01/22	5,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000 ad		Societe Generale	0.300%	04/04/22	$3,000
		TOTAL REPURCHASE AGREEMENT			83,000
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			104,998
		TOTAL SHORT-TERM INVESTMENTS			477,530
		(Cost $477,622)
		TOTAL INVESTMENTS - 100.4%			26,470,204
		(Cost $21,801,418)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(102,011)
		NET ASSETS - 100.0%			$26,368,193
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt
	INR	Indian Rupee
	REIT	Real Estate Investment Trust

^Amount represents less than $1,000. * Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy. a Affiliated holding

b In bankruptcy

d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $258,289,266.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $199,943,238 or 0.8% of net assets.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $100,590,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $102,601,819.

sAgreement with Calyon, 0.300% dated 3/31/22 to be repurchased at $8,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/22, valued at $8,160,047.

tAgreement with Citigroup, 0.310% dated 3/31/22 to be repurchased at $8,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.000%–4.375% and maturity dates 2/15/28–2/15/38, valued at $8,160,125.

uAgreement with Deutsche Bank, 0.300% dated 3/31/22 to be repurchased at $10,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 4/19/22, valued at $10,200,043.

vAgreement with Goldman Sachs, 0.300% dated 3/31/22 to be repurchased at $5,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.000%–7.250% and maturity dates 4/21/22–5/15/40, valued at $5,100,000.

wAgreement with HSBC, 0.300% dated 3/31/22 to be repurchased at $5,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 8/15/24, valued at $5,100,000.

xAgreement with JP Morgan, 0.300% dated 3/31/22 to be repurchased at $10,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 2.486%–8.000% and maturity dates 11/20/29–3/20/52, valued at $10,200,000.

yAgreement with Merrill Lynch, 0.300% dated 3/31/22 to be repurchased at $6,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 3.000%–4.000% and maturity dates 5/20/50–2/20/52, valued at $6,120,000.

zAgreement with Morgan Stanley, 0.300% dated 3/31/22 to be repurchased at $5,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates

3.000%–8.000% and maturity dates 2/1/24–3/20/51, valued at $5,100,000.
aa Agreement with Nomura, 0.300% dated 3/31/22 to be repurchased at $9,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates
0.125%–3.750% and maturity dates 10/31/23–2/15/42, valued at $9,180,018.
ab	Agreement with Royal Bank of Scotland, 0.300% dated 3/31/22 to be repurchased at $9,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 2.875%–3.625% and maturity dates 5/15/43–2/15/44, valued at $9,180,073.
ac	Agreement with Societe Generale, 0.300% dated 3/31/22 to be repurchased at $5,000,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates
0.250%–4.000% and maturity dates 1/15/25–11/15/51, valued at $5,100,066.
ad	Agreement with Societe Generale, 0.300% dated 3/28/22 to be repurchased at $3,000,000 on 4/4/22, collateralized by Government Agency Securities, with coupon rates
0.125%–3.625% and maturity dates 7/15/22–8/1/50, valued at $3,060,091.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
MSCI EAFE Index	577	06/17/22	$59,003	$61,866	$2,863
S&P 500 E Mini Index	702	06/17/22	151,107	159,029	7,922
Total	1,279		$210,110	$220,895	$10,785

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

		COLLEGE RETIREMENT EQUITIES FUND
		GROWTH ACCOUNT
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 4.1%
1,534,639	*	Aptiv plc	$183,712
1,314,707	*	General Motors Co	57,505
210,560	*,e	Rivian Automotive, Inc	10,578
1,064,649	*	Tesla, Inc	1,147,266
		TOTAL AUTOMOBILES & COMPONENTS	1,399,061
BANKS - 0.2%
1,540,649		Wells Fargo & Co	74,660
		TOTAL BANKS	74,660
CAPITAL GOODS - 3.8%
746,243	*	Boeing Co	142,905
6,902,956		Carrier Global Corp	316,639
708,725		Deere & Co	294,447
268,401	*	Generac Holdings, Inc	79,785
948,338	*	Liberty Media Acquisition Corp	9,512
1,914,930		Raytheon Technologies Corp	189,712
401,672		Roper Technologies Inc	189,682
899,282		Safran S.A.	105,877
		TOTAL CAPITAL GOODS	1,328,559
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
314,622	*	Cimpress plc	20,007
2,442,066		Experian Group Ltd	94,082
714,475		Verisk Analytics, Inc	153,348
1,477,241		Waste Connections, Inc	206,370
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	473,807
CONSUMER DURABLES & APPAREL - 1.3%
730,762		Essilor International S.A.	133,649
1,795,940		Nike, Inc (Class B)	241,662
9,782,100		Prada S.p.A	61,962
		TOTAL CONSUMER DURABLES & APPAREL	437,273
CONSUMER SERVICES - 3.8%
265,307	*	Booking Holdings, Inc	623,060
1,730,227	*	Caesars Entertainment, Inc	133,850
4,481,038	*,e	Carnival Corp	90,607
118,237	*	Chipotle Mexican Grill, Inc (Class A)	187,055
6,793,834	*	Las Vegas Sands Corp	264,076
		TOTAL CONSUMER SERVICES	1,298,648
DIVERSIFIED FINANCIALS - 2.9%
2,471,300		Charles Schwab Corp	208,355
8,050,962	*	Grab Holdings Ltd.	28,178
1,690,388	e	iShares Russell 1000 Growth Index Fund	469,302
708,918		Morgan Stanley	61,960
1,191,512	*	Ribbit LEAP Ltd	11,856
534,225		S&P Global, Inc	219,128
		TOTAL DIVERSIFIED FINANCIALS	998,779
ENERGY - 1.4%
1,298,147		ConocoPhillips	129,815
2,092,045		EOG Resources, Inc	249,434
406,460		Pioneer Natural Resources Co	101,627
		TOTAL ENERGY	480,876

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
FOOD & STAPLES RETAILING - 2.5%
1,504,127		Costco Wholesale Corp	$866,152
		TOTAL FOOD & STAPLES RETAILING	866,152
FOOD, BEVERAGE & TOBACCO - 1.0%
5,133,712		Davide Campari-Milano NV	59,546
3,769,916	*	Monster Beverage Corp	301,217
		TOTAL FOOD, BEVERAGE & TOBACCO	360,763
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
902,372		Alcon, Inc	71,491
651,636	*	Align Technology, Inc	284,113
175,146		Anthem, Inc	86,035
888,051	*	Dexcom, Inc	454,327
1,294,159	*	Edwards Lifesciences Corp	152,349
626,619	*	Guardant Health, Inc	41,507
1,033,655	*,n	Intuitive Surgical, Inc	311,833
23,277		UnitedHealth Group, Inc	11,871
418,515	*	Veeva Systems, Inc	88,918
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,502,444
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
546,510		Estee Lauder Cos (Class A)	148,826
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	148,826
INSURANCE - 0.5%
2,628,204		American International Group, Inc	164,972
		TOTAL INSURANCE	164,972
MATERIALS - 0.9%
256,020		Linde plc	81,780
919,413		Sherwin-Williams Co	229,504
		TOTAL MATERIALS	311,284
MEDIA & ENTERTAINMENT - 11.6%
481,895	*	Alphabet, Inc (Class A)	1,340,319
320,526	*	Alphabet, Inc (Class C)	895,226
1,922,852		Comcast Corp (Class A)	90,028
680,959		Electronic Arts, Inc	86,148
682,736	*	IAC	68,465
2,863,932	*	Match Group, Inc	311,424
3,810,641	*	Meta Platforms, Inc	847,334
735,866	*	ROBLOX Corp	34,026
1,459,614		Tencent Holdings Ltd	67,280
1,814,046	*	Twitter, Inc	70,185
648,527	*	Walt Disney Co	88,952
1,672,196	*	ZoomInfo Technologies, Inc	99,897
		TOTAL MEDIA & ENTERTAINMENT	3,999,284
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,855,235		AbbVie, Inc	300,752
3,633,701		AstraZeneca plc (ADR)	241,060
9,422,006	*	Avantor, Inc	318,652
748,873		Eli Lilly & Co	214,455
3,088,158	*	Horizon Therapeutics Plc	324,905
557,316	*	Illumina, Inc	194,726
2,520,340		Zoetis, Inc	475,311
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,069,861
RETAILING - 9.9%
728,129	*	Amazon.com, Inc	2,373,664
953,350	*	Burlington Stores, Inc	173,672
912,636	*	CarMax, Inc	88,051
1,808,299	*	Coupang, Inc	31,971

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,322,376		eBay, Inc	$75,719
411,318		Home Depot, Inc	123,120
76,112	*	JD.com, Inc	2,163
115,668		Kering	73,024
1,357,598		Lowe's Companies, Inc	274,493
3,067,535		TJX Companies, Inc	185,831
		TOTAL RETAILING	3,401,708
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
3,620,007	*	Advanced Micro Devices, Inc	395,812
2,128,390		Applied Materials, Inc	280,522
1,072,507		Broadcom, Inc	675,336
582,941		Lam Research Corp	313,395
2,163,943		Marvell Technology, Inc	155,176
1,105,677		Micron Technology, Inc	86,121
429,113		Monolithic Power Systems, Inc	208,412
3,987,750		NVIDIA Corp	1,088,097
991,245		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	103,347
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,306,218
SOFTWARE & SERVICES - 26.2%
654,905		Accenture plc	220,854
38,783	*,g	Adyen NV	76,817
361,825	*	Crowdstrike Holdings, Inc	82,163
990,331	*	DocuSign, Inc	106,084
351,072	*	EPAM Systems, Inc	104,131
893,503		Intuit, Inc	429,632
7,203,300	*	ironSource Ltd	34,576
2,352,033		Mastercard, Inc (Class A)	840,570
11,777,472		Microsoft Corp	3,631,112
1,250,169		Oracle Corp	103,427
608,128	*,n	Palo Alto Networks, Inc	378,566
1,528,966	*	PayPal Holdings, Inc	176,825
2,880,808	*	Qualtrics International, Inc	82,247
3,709,419	*	salesforce.com, Inc	787,584
940,925	*	ServiceNow, Inc	523,992
806,506	*	Synopsys, Inc	268,784
162,412	*	Twilio, Inc	26,767
4,070,659		Visa, Inc (Class A)	902,750
519,091	*	Workday, Inc	124,302
608,759	*	Zscaler, Inc	146,881
		TOTAL SOFTWARE & SERVICES	9,048,064
TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
10,968,962		Apple, Inc	1,915,290
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,915,290
TRANSPORTATION - 2.0%
5,590,961	*	Uber Technologies, Inc	199,486
1,764,456		Union Pacific Corp	482,067
		TOTAL TRANSPORTATION	681,553
		TOTAL COMMON STOCKS	34,268,082
		(Cost $29,890,682)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.2%
$5,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	4,999
10,000,000	Federal Home Loan Bank (FHLB)	0.000	04/25/22	9,999
10,000,000	FHLB	0.000	05/04/22	9,996
10,000,000	FHLB	0.000	05/06/22	9,996

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		FHLB	0.000%	05/24/22	$19,988
		TOTAL GOVERNMENT AGENCY DEBT			54,978
REPURCHASE AGREEMENT - 0.0%
905,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	905
		TOTAL REPURCHASE AGREEMENT			905
TREASURY DEBT - 0.0%
8,345,000		United States Treasury Note	2.250	04/15/22	8,351
		TOTAL TREASURY DEBT			8,351
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
41,016,475	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		41,016
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			41,016
		TOTAL SHORT-TERM INVESTMENTS			105,250
		(Cost $105,258)
		TOTAL INVESTMENTS - 99.7%			34,373,332
		(Cost $29,995,940)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			106,540
		NET ASSETS - 100.0%			$34,479,872
	ADR	American Depositary Receipt
	* Non-income producing
	c Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,235,342.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $76,817,234 or 0.2% of net assets. n All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $905,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $923,170.

Cost amounts are in thousands.

Written options outstanding as of March 31, 2022 were as follows (notional amounts and values are in thousands):

	Number of	Notional	Exercise	Expiration
Description/underlying investment	contracts	amount	price	date	Value

Intuitive Surgical, Inc, Call	615	$(221)	$350.00	04/14/22	$(31)
Intuitive Surgical, Inc, Call	615	(280)	340.00	06/17/22	(308)
Intuitive Surgical, Inc, Put	615	(1,421)	280.00	06/17/22	(578)
Palo Alto Networks, Inc, Call	370	(345)	650.00	04/29/22	(514)
Total	2,215	$(2,267)			$(1,431)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

		COLLEGE RETIREMENT EQUITIES FUND
		EQUITY INDEX ACCOUNT
		SCHEDULE OF INVESTMENTS (unaudited)
		March 31, 2022
			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.5%
49,971	*	Adient plc	$2,037
60,325	*	American Axle & Manufacturing Holdings, Inc	468
142,468	*	Aptiv plc	17,055
14,947	*,e	Arcimoto, Inc	99
131,607		BorgWarner, Inc	5,120
43,545	*,e	Canoo, Inc	240
12,534	*	Cooper-Standard Holding, Inc	110
76,541		Dana Inc	1,345
12,642	*	Dorman Products, Inc	1,201
86,619	*,e	Fisker, Inc	1,117
2,054,722		Ford Motor Co	34,745
23,054	*	Fox Factory Holding Corp	2,258
724,316	*	General Motors Co	31,682
119,427		Gentex Corp	3,484
18,149	*	Gentherm, Inc	1,326
150,840	*	Goodyear Tire & Rubber Co	2,156
87,213		Harley-Davidson, Inc	3,436
12,667		LCI Industries, Inc	1,315
32,974		Lear Corp	4,702
61,192	*,e	Lordstown Motors Corp	209
36,302	*	Modine Manufacturing Co	327
13,147	*	Motorcar Parts of America, Inc	234
12,396		Patrick Industries, Inc	747
111,576	*,e	QuantumScape Corp	2,230
68,395	*,e	Rivian Automotive, Inc	3,436
11,405		Standard Motor Products, Inc	492
20,247	*	Stoneridge, Inc	420
38,574	*	Tenneco, Inc	707
440,116	*	Tesla, Inc	474,269
29,413	e	Thor Industries, Inc	2,315
16,494	*	Visteon Corp	1,800
17,654		Winnebago Industries, Inc	954
67,449	*,e	Workhorse Group, Inc	337
294,451	*	XL Fleet Corp	586
9,934	*	XPEL, Inc	523
		TOTAL AUTOMOBILES & COMPONENTS	603,482
BANKS - 4.1%
12,408		1st Source Corp	574
7,958		Allegiance Bancshares, Inc	356
12,491		Amerant Bancorp Inc	395
5,882		American National Bankshares, Inc	222
38,500		Ameris Bancorp	1,689
8,940		Arrow Financial Corp	290
85,309		Associated Banc-Corp	1,942
42,326		Atlantic Union Bankshares Corp	1,553
31,941	*	Axos Financial, Inc	1,482
31,112		Banc of California, Inc	602
11,574		Bancfirst Corp	963
3,732	e	Bank First Corp	269
3,759,903		Bank of America Corp	154,983
23,380		Bank of Hawaii Corp	1,962
7,728		Bank of Marin Bancorp	271
27,371		Bank of NT Butterfield & Son Ltd	982
58,249		Bank OZK	2,487
50,841		BankUnited	2,235
18,925		Banner Corp	1,108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
11,016		Bar Harbor Bankshares	$315
26,834		Berkshire Hills Bancorp, Inc	777
15,941		BOK Financial Corp	1,498
54,590		Brookline Bancorp, Inc	864
6,436		Business First Bancshares, Inc	157
5,576		Byline Bancorp, Inc	149
107,871		Cadence BanCorp	3,156
2,502		Cambridge Bancorp	213
11,436		Camden National Corp	538
9,158		Capital City Bank Group, Inc	241
33,828		Capitol Federal Financial	368
5,956		Capstar Financial Holdings, Inc	126
14,623	*	Carter Bankshares, Inc	254
40,414		Cathay General Bancorp	1,808
12,633		CBTX, Inc	392
21,511		Central Pacific Financial Corp	600
1,057,973		Citigroup, Inc	56,496
9,568		Citizens & Northern Corp	233
233,465		Citizens Financial Group, Inc	10,583
10,955		City Holding Co	862
7,262		Civista Bancshares, Inc	175
9,772		CNB Financial Corp	257
5,328	*	Coastal Financial Corp	244
39,274		Columbia Banking System, Inc	1,267
33,673	*	Columbia Financial, Inc	724
69,667		Comerica, Inc	6,300
58,578		Commerce Bancshares, Inc	4,194
29,222		Community Bank System, Inc	2,050
1,585		Community Trust Bancorp, Inc	65
21,722		ConnectOne Bancorp, Inc	695
29,153	*	CrossFirst Bankshares, Inc	459
31,366		Cullen/Frost Bankers, Inc	4,341
19,196	*	Customers Bancorp, Inc	1,001
53,505		CVB Financial Corp	1,242
19,153		Dime Community Bancshares, Inc	662
17,266		Eagle Bancorp, Inc	984
71,752	e	East West Bancorp, Inc	5,670
94,260		Eastern Bankshares, Inc	2,030
6,481		Enterprise Bancorp, Inc	260
16,077		Enterprise Financial Services Corp	761
7,477		Equity Bancshares, Inc	242
53,471		Essent Group Ltd	2,203
18,150		Farmers National Banc Corp	310
13,107		FB Financial Corp	582
1,343		Federal Agricultural Mortgage Corp	146
361,982		Fifth Third Bancorp	15,580
10,211		Financial Institutions, Inc	308
114,850		First Bancorp	1,507
15,371		First Bancorp	642
6,485		First Bancorp, Inc	195
6,018		First Bancshares, Inc	203
26,747		First Busey Corp	678
6,675		First Citizens Bancshares, Inc (Class A)	4,443
52,091		First Commonwealth Financial Corp	790
12,139		First Community Bancshares, Inc	342
52,485		First Financial Bancorp	1,210
70,877		First Financial Bankshares, Inc	3,127
8,330		First Financial Corp	360
19,660		First Foundation, Inc	477
71,845		First Hawaiian, Inc	2,004
308,284		First Horizon National Corp	7,242
4,089		First Internet Bancorp	176
43,798		First Interstate Bancsystem, Inc	1,610
29,933		First Merchants Corp	1,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,120		First Mid-Illinois Bancshares, Inc	$274
15,462		First of Long Island Corp	301
92,712		First Republic Bank	15,029
17,270		Flagstar Bancorp, Inc	732
20,105		Flushing Financial Corp	449
191,966		FNB Corp	2,390
55,368		Fulton Financial Corp	920
14,703		German American Bancorp, Inc	559
63,141		Glacier Bancorp, Inc	3,175
7,809		Great Southern Bancorp, Inc	461
1,346		Guaranty Bancshares, Inc	47
47,878		Hancock Whitney Corp	2,497
23,963		Hanmi Financial Corp	590
16,668		HarborOne Northeast Bancorp, Inc	234
13,408		Heartland Financial USA, Inc	641
25,661		Heritage Commerce Corp	289
22,188		Heritage Financial Corp	556
35,248		Hilltop Holdings, Inc	1,036
997		Hingham Institution for Savings	342
4,264		Home Bancorp, Inc	174
81,882		Home Bancshares, Inc	1,850
15,022		HomeStreet, Inc	712
13,541		HomeTrust Bancshares, Inc	400
64,875		Hope Bancorp, Inc	1,043
23,268		Horizon Bancorp	434
768,669		Huntington Bancshares, Inc	11,238
17,558		Independent Bank Corp	386
25,003		Independent Bank Corp	2,042
20,253		Independent Bank Group, Inc	1,441
29,344		International Bancshares Corp	1,239
129,084		Investors Bancorp, Inc	1,927
1,553,210		JPMorgan Chase & Co	211,734
39,857		Kearny Financial Corp	513
490,546		Keycorp	10,978
32,502		Lakeland Bancorp, Inc	543
13,317		Lakeland Financial Corp	972
14,926		Live Oak Bancshares, Inc	760
70,925		M&T Bank Corp	12,022
19,210		Macatawa Bank Corp	173
12,428		Mercantile Bank Corp	440
8,062		Merchants Bancorp	221
20,574		Meta Financial Group, Inc	1,130
10,190		Metrocity Bankshares, Inc	239
4,420	*	Metropolitan Bank Holding Corp	450
136,986		MGIC Investment Corp	1,856
10,800		Midland States Bancorp, Inc	312
7,821		MidWestOne Financial Group, Inc	259
21,883	*	Mr Cooper Group, Inc	999
5,369		MVB Financial Corp	223
19,324		National Bank Holdings Corp	778
23,025		NBT Bancorp, Inc	832
189,764		New York Community Bancorp, Inc	2,034
6,480	*	Nicolet Bankshares, Inc	606
38,864	*	NMI Holdings, Inc	801
33,024		Northfield Bancorp, Inc	474
5,019		Northrim BanCorp, Inc	219
31,953		Northwest Bancshares, Inc	432
30,487		OceanFirst Financial Corp	613
33,903		OFG Bancorp	903
133,138		Old National Bancorp	2,181
21,667		Old Second Bancorp, Inc	314
11,057		Origin Bancorp, Inc	468
5,318		Orrstown Financial Services, Inc	122
51,153		Pacific Premier Bancorp, Inc	1,808

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
55,834		PacWest Bancorp	$2,408
7,855		Park National Corp	1,032
13,465		PCSB Financial Corp	257
11,582		Peapack Gladstone Financial Corp	402
9,684		PennyMac Financial Services, Inc	515
17,527		Peoples Bancorp, Inc	549
5,712		Peoples Financial Services Corp	288
233,553		People's United Financial, Inc	4,669
41,191		Pinnacle Financial Partners, Inc	3,793
223,589		PNC Financial Services Group, Inc	41,241
38,321		Popular, Inc	3,132
8,859		Preferred Bank	656
20,188		Premier Financial Corp	612
8,140		Primis Financial Corp	114
41,648		Prosperity Bancshares, Inc	2,889
6,589		Provident Bancorp Inc	107
21,120		Provident Financial Services, Inc	494
8,729		QCR Holdings, Inc	494
73,149		Radian Group, Inc	1,625
9,265		RBB Bancorp	218
507,710		Regions Financial Corp	11,302
30,881		Renasant Corp	1,033
6,104		Republic Bancorp, Inc (Class A)	274
34,776	*	Republic First Bancorp, Inc	179
74,318	e	Rocket Cos, Inc	826
25,676		S&T Bancorp, Inc	759
22,606		Sandy Spring Bancorp, Inc	1,015
28,631		Seacoast Banking Corp of Florida	1,003
24,631		ServisFirst Bancshares, Inc	2,347
8,919		Sierra Bancorp	223
32,409		Signature Bank	9,512
12,494	*	Silvergate Capital Corp	1,881
55,218		Simmons First National Corp (Class A)	1,448
5,382		SmartFinancial, Inc	138
43,993		South State Corp	3,589
4,079	*	Southern First Bancshares, Inc	207
4,139		Southern Missouri Bancorp, Inc	207
20,042		Southside Bancshares, Inc	818
11,262		Stock Yards Bancorp, Inc	596
6,101		Summit Financial Group, Inc	156
30,063	*	SVB Financial Group	16,819
85,330		Synovus Financial Corp	4,181
27,678	*	Texas Capital Bancshares, Inc	1,586
34,383		TFS Financial Corp	571
35,393	*	The Bancorp, Inc	1,003
7,797		Tompkins Financial Corp	610
36,656		Towne Bank	1,097
19,212		Trico Bancshares	769
16,178	*	Tristate Capital Holdings, Inc	538
10,668	*	Triumph Bancorp, Inc	1,003
701,107		Truist Financial Corp	39,753
14,208		TrustCo Bank Corp NY	454
34,442		Trustmark Corp	1,047
23,900		UMB Financial Corp	2,322
117,477		Umpqua Holdings Corp	2,216
68,198		United Bankshares, Inc	2,379
48,352		United Community Banks, Inc	1,683
19,117		Univest Financial Corp	512
708,279		US Bancorp	37,645
23,393	e	UWM Holdings Corp	106
218,557		Valley National Bancorp	2,846
22,054		Veritex Holdings, Inc	842
12,277		Walker & Dunlop, Inc	1,589
25,531		Washington Federal, Inc	838

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,818		Washington Trust Bancorp, Inc	$568
19,189		Waterstone Financial, Inc	371
99,733		Webster Financial Corp	5,597
2,056,258		Wells Fargo & Co	99,646
21,097		WesBanco, Inc	725
11,970		West Bancorporation, Inc	326
14,217		Westamerica Bancorporation	860
50,142		Western Alliance Bancorp	4,153
31,127		Wintrust Financial Corp	2,893
37,346		WSFS Financial Corp	1,741
81,460		Zions Bancorporation	5,340
		TOTAL BANKS	990,452
CAPITAL GOODS - 5.9%
301,308		3M Co	44,859
66,416		A.O. Smith Corp	4,243
21,498		Aaon, Inc	1,198
23,226	*	AAR Corp	1,125
16,749		Acuity Brands, Inc	3,171
31,531		Advanced Drainage Systems, Inc	3,746
76,752		Aecom Technology Corp	5,895
39,078	*	Aerojet Rocketdyne Holdings, Inc	1,538
12,268	*	Aerovironment, Inc	1,155
34,274		AGCO Corp	5,005
56,080		Air Lease Corp	2,504
5,427		Alamo Group, Inc	780
16,794		Albany International Corp (Class A)	1,416
49,318		Allegion plc	5,414
6,739		Allied Motion Technologies, Inc	201
39,511		Allison Transmission Holdings, Inc	1,551
35,359		Altra Industrial Motion Corp	1,377
13,776	*	Ameresco, Inc	1,095
15,290	*	American Superconductor Corp	116
10,171	*	American Woodmark Corp	498
118,210		Ametek, Inc	15,743
98,441	*	API Group Corp	2,070
13,802		Apogee Enterprises, Inc	655
21,181		Applied Industrial Technologies, Inc	2,174
26,444		Arcosa, Inc	1,514
10,471		Argan, Inc	425
26,334		Armstrong World Industries, Inc	2,370
69,116	*	Array Technologies, Inc	779
15,250		Astec Industries, Inc	656
15,755	*	Astronics Corp	204
23,836	*	Atkore International Group, Inc	2,346
35,579	*	Axon Enterprise, Inc	4,900
60,195	*	AZEK Co, Inc	1,495
13,571		AZZ, Inc	655
30,289	*	Babcock & Wilcox Enterprises, Inc	247
25,595		Barnes Group, Inc	1,029
30,067	*	Beacon Roofing Supply, Inc	1,782
19,926	*,e	Blink Charging Co	527
75,992	*,e	Bloom Energy Corp	1,835
3,946	*	Blue Bird Corp	74
4,896	*	BlueLinx Holdings, Inc	352
283,568	*	Boeing Co	54,303
21,496		Boise Cascade Co	1,493
95,274	*	Builders FirstSource, Inc	6,149
40,627		BWX Technologies, Inc	2,188
14,163	e	Caesarstone Sdot-Yam Ltd	149
25,553		Carlisle Cos, Inc	6,284
459,824		Carrier Global Corp	21,092
285,415		Caterpillar, Inc	63,596
120,169	*,e	ChargePoint Holdings, Inc	2,389

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,930	*	Chart Industries, Inc	$3,423
12,045	*	CIRCOR International, Inc	321
64,286	*	Colfax Corp	2,558
14,727		Columbus McKinnon Corp	624
19,457		Comfort Systems USA, Inc	1,732
11,212	*	Construction Partners Inc	294
18,969	*	Core & Main, Inc	459
29,151	*	Cornerstone Building Brands, Inc	709
27,810		Crane Co	3,011
7,468		CSW Industrials, Inc	878
73,920		Cummins, Inc	15,162
22,308		Curtiss-Wright Corp	3,350
30,728	*,e	Custom Truck One Source, Inc	258
147,683		Deere & Co	61,356
62,846	*,e	Desktop Metal, Inc	298
63,656		Donaldson Co, Inc	3,306
16,771		Douglas Dynamics, Inc	580
75,978		Dover Corp	11,921
8,048	*	Ducommun, Inc	422
11,117	*	DXP Enterprises, Inc	301
16,954	*	Dycom Industries, Inc	1,615
207,720		Eaton Corp	31,524
28,208		EMCOR Group, Inc	3,177
311,582		Emerson Electric Co	30,551
10,981		Encore Wire Corp	1,253
24,905	*	Energy Recovery, Inc	502
32,971		Enerpac Tool Group Corp	722
25,301		EnerSys	1,887
11,263		EnPro Industries, Inc	1,101
23,158	*,e	Eos Energy Enterprises, Inc	97
13,003		ESCO Technologies, Inc	909
2,576	*,e	EVI Industries, Inc	48
63,155	*	Evoqua Water Technologies Corp	2,967
297,190		Fastenal Co	17,653
32,884		Federal Signal Corp	1,110
71,435		Flowserve Corp	2,565
18,242	*	Fluence Energy, Inc	239
77,505	*	Fluor Corp	2,224
174,063		Fortive Corp	10,606
75,096		Fortune Brands Home & Security, Inc	5,578
25,145		Franklin Electric Co, Inc	2,088
176,294	*,e	FuelCell Energy, Inc	1,015
30,738	*	Gates Industrial Corp plc	463
19,270		GATX Corp	2,377
31,919	*	Generac Holdings, Inc	9,488
131,218		General Dynamics Corp	31,647
582,374		General Electric Co	53,287
17,907	*	Gibraltar Industries, Inc	769
9,938		Global Industrial Co	320
23,326	*	GMS, Inc	1,161
12,385	e	Gorman-Rupp Co	444
85,810		Graco, Inc	5,983
95,580		GrafTech International Ltd	919
24,972		Granite Construction, Inc	819
44,924	*	Great Lakes Dredge & Dock Corp	630
19,838		Greenbrier Cos, Inc	1,022
20,793		Griffon Corp	416
17,554		H&E Equipment Services, Inc	764
21,280		HEICO Corp	3,267
43,210		HEICO Corp (Class A)	5,480
16,194		Helios Technologies, Inc	1,300
13,619		Herc Holdings, Inc	2,276
48,986		Hexcel Corp	2,913
41,016		Hillenbrand, Inc	1,812

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
362,841		Honeywell International, Inc	$70,602
215,275		Howmet Aerospace, Inc	7,737
30,217		Hubbell, Inc	5,553
17,907		Huntington Ingalls	3,571
20,974	*	Hydrofarm Holdings Group, Inc	318
63,978	*,e	Hyliion Holdings Corp	283
7,224		Hyster-Yale Materials Handling, Inc	240
223,148	*,e	Ideanomics Inc	250
39,537		IDEX Corp	7,580
5,334	*	IES Holdings, Inc	214
165,005		Illinois Tool Works, Inc	34,552
210,036		Ingersoll Rand, Inc	10,575
13,472		Insteel Industries, Inc	498
46,862		ITT, Inc	3,524
45,832	*	JELD-WEN Holding, Inc	929
16,888		John Bean Technologies Corp	2,001
372,232		Johnson Controls International plc	24,407
5,348		Kadant, Inc	1,039
15,070		Kaman Corp	655
45,625		Kennametal, Inc	1,305
66,946	*	Kratos Defense & Security Solutions, Inc	1,371
102,623		L3Harris Technologies, Inc	25,499
4,456	*	Lawson Products, Inc	172
18,711		Lennox International, Inc	4,825
28,514		Lincoln Electric Holdings, Inc	3,930
5,950		Lindsay Corp	934
128,315		Lockheed Martin Corp	56,638
17,575		Luxfer Holdings plc	295
22,630	*	Manitowoc Co, Inc	341
126,078		Masco Corp	6,430
13,395	*	Masonite International Corp	1,191
31,664	*	Mastec, Inc	2,758
19,934	*	Matrix Service Co	164
38,365		Maxar Technologies, Inc	1,514
13,177		McGrath RentCorp	1,120
96,446		MDU Resources Group, Inc	2,570
30,340	*	Mercury Systems, Inc	1,955
34,734	*	Meritor, Inc	1,235
27,681	*	Middleby Corp	4,538
7,280		Miller Industries, Inc	205
15,909		Moog, Inc (Class A)	1,397
43,932	*	MRC Global, Inc	523
25,456		MSC Industrial Direct Co (Class A)	2,169
21,110		Mueller Industries, Inc	1,144
85,916		Mueller Water Products, Inc (Class A)	1,110
10,993	*	MYR Group, Inc	1,034
3,534		National Presto Industries, Inc	272
109,431	*,e	Nikola Corp	1,172
19,066	*	NN, Inc	55
30,222		Nordson Corp	6,863
78,907		Northrop Grumman Corp	35,289
6,891	*	Northwest Pipe Co	175
78,206	*	NOW, Inc	863
5,211	*	NV5 Global Inc	695
87,536		nVent Electric plc	3,044
2,354	e	Omega Flex, Inc	306
38,204		Oshkosh Corp	3,845
224,504		Otis Worldwide Corp	17,276
52,288		Owens Corning, Inc	4,784
176,848		PACCAR, Inc	15,575
14,228		Park Aerospace Corp	186
68,108		Parker-Hannifin Corp	19,326
6,136		Park-Ohio Holdings Corp	86
12,058	*	Parsons Corp	467

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
88,369		Pentair plc	$4,790
36,380	*	PGT Innovations, Inc	654
274,975	*,e	Plug Power, Inc	7,867
7,077		Powell Industries, Inc	137
1,801		Preformed Line Products Co	114
28,783		Primoris Services Corp	686
15,505	*	Proto Labs, Inc	820
25,291		Quanex Building Products Corp	531
75,730		Quanta Services, Inc	9,967
787,923		Raytheon Technologies Corp	78,060
13,498	*	RBC Bearings, Inc	2,617
36,333		Regal-Beloit Corp	5,406
82,950	*	Resideo Technologies, Inc	1,977
8,757		REV Group, Inc	117
61,336		Rockwell Automation, Inc	17,176
67,835	*,e	Romeo Power, Inc	101
55,116		Roper Technologies Inc	26,027
22,440		Rush Enterprises, Inc (Class A)	1,142
6,895		Rush Enterprises, Inc (Class B)	333
80,042	*	Sensata Technologies Holding plc	4,070
50,036	*	Shoals Technologies Group, Inc	853
18,886		Shyft Group, Inc	682
23,778		Simpson Manufacturing Co, Inc	2,593
24,415	*	SiteOne Landscape Supply, Inc	3,948
28,698		Snap-On, Inc	5,897
59,911		Spirit Aerosystems Holdings, Inc (Class A)	2,929
23,935	*	SPX Corp	1,183
17,159		SPX FLOW, Inc	1,479
8,333		Standex International Corp	833
86,148		Stanley Black & Decker, Inc	12,043
34,176	*,e	Stem, Inc	376
18,886	*	Sterling Construction Co, Inc	506
109,516	*	Sunrun, Inc	3,326
10,075		Tennant Co	794
35,787		Terex Corp	1,276
26,155		Textainer Group Holdings Ltd	996
117,431		Textron, Inc	8,735
24,419	*	Thermon Group Holdings	396
35,263		Timken Co	2,140
27,553	*	Titan International, Inc	406
11,613	*	Titan Machinery, Inc	328
54,608		Toro Co	4,668
19,490	*	TPI Composites, Inc	274
126,114		Trane Technologies plc	19,258
3,856	*	Transcat Inc	313
27,473	*	TransDigm Group, Inc	17,900
63,333	*	Trex Co, Inc	4,138
47,350		Trinity Industries, Inc	1,627
28,650		Triton International Ltd	2,011
32,779	*	Triumph Group, Inc	829
27,269	*	Tutor Perini Corp	295
31,994		UFP Industries, Inc	2,469
38,527	*	United Rentals, Inc	13,685
91,890	*	Univar Solutions Inc	2,953
10,628		Valmont Industries, Inc	2,536
7,860	*	Vectrus, Inc	282
7,828	*	Veritiv Corp	1,046
154,466		Vertiv Holdings Co	2,163
12,845	*	Vicor Corp	906
46,216	*,e	View, Inc	85
96,965	*,e	Virgin Galactic Holdings, Inc	958
23,537		W.W. Grainger, Inc	12,140
28,077		Wabash National Corp	417
17,942		Watsco, Inc	5,466

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,667		Watts Water Technologies, Inc (Class A)	$1,768
50,259	*	Welbilt, Inc	1,194
24,302	*	WESCO International, Inc	3,163
94,532		Westinghouse Air Brake Technologies Corp	9,091
3,392	*	Willis Lease Finance Corp	109
98,203	*	WillScot Mobile Mini Holdings Corp	3,843
30,482		Woodward Inc	3,808
95,020		Xylem, Inc	8,101
65,462		Zurn Water Solutions Corp	2,317
		TOTAL CAPITAL GOODS	1,399,611
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
40,285		ABM Industries, Inc	1,855
37,820	*	Acacia Research (Acacia Technologies)	171
5,587		ACCO Brands Corp	45
86,801		ADT, Inc	659
27,574	*	ASGN Inc	3,218
5,145		Barrett Business Services, Inc	399
66,781		Booz Allen Hamilton Holding Co	5,866
22,496		Brady Corp (Class A)	1,041
16,522	*	BrightView Holdings, Inc	225
26,557		Brink's Co	1,806
12,641	*	CACI International, Inc (Class A)	3,808
26,846	*	Casella Waste Systems, Inc (Class A)	2,353
27,294	*	CBIZ, Inc	1,146
18,496	*	Ceco Environmental Corp	102
8,021	*	Cimpress plc	510
45,866		Cintas Corp	19,511
226,376	*	Clarivate Analytics plc	3,794
27,814	*	Clean Harbors, Inc	3,105
107,499	*	Copart, Inc	13,488
49,610	*	CoreCivic, Inc	554
209,279	*	CoStar Group, Inc	13,940
3,881		CRA International, Inc	327
22,984		Deluxe Corp	695
20,676	*	Driven Brands Holdings, Inc	543
87,944	*	Dun & Bradstreet Holdings, Inc	1,541
20,052		Ennis, Inc	370
62,334		Equifax, Inc	14,779
28,338		Exponent, Inc	3,062
15,944	*	First Advantage Corp	322
7,582	*	Forrester Research, Inc	428
7,620	*	Franklin Covey Co	345
18,215	*	FTI Consulting, Inc	2,864
42,598	*,e	Geo Group, Inc	282
42,732	*	Harsco Corp	523
40,910		Healthcare Services Group	760
14,300		Heidrick & Struggles International, Inc	566
8,893	*	Heritage-Crystal Clean, Inc	263
37,280		Herman Miller, Inc	1,288
23,758		HNI Corp	880
15,850	*	Huron Consulting Group, Inc	726
74,086	*	IAA, Inc	2,834
10,095		ICF International, Inc	950
19,828	e	Insperity, Inc	1,991
44,581		Interface, Inc	605
67,582		Jacobs Engineering Group, Inc	9,313
67,918	*	KAR Auction Services, Inc	1,226
77,169		KBR, Inc	4,223
20,372		Kelly Services, Inc (Class A)	442
11,207		Kforce, Inc	829
25,171		Kimball International, Inc (Class B)	213
29,134		Korn/Ferry International	1,892
58,983	*,e	Legalzoom.com, Inc	834

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
77,553		Leidos Holdings, Inc	$8,377
31,415		Manpower, Inc	2,950
14,965		Mantech International Corp (Class A)	1,290
16,885		Matthews International Corp (Class A)	546
13,300	*	Mistras Group, Inc	88
12,017	*	Montrose Environmental Group, Inc	636
19,573		MSA Safety, Inc	2,597
196,358		Nielsen NV	5,349
4,961		NL Industries, Inc	36
95,984		Pitney Bowes, Inc	499
111,211		Republic Services, Inc	14,735
20,546		Resources Connection, Inc	352
57,365		Robert Half International, Inc	6,550
127,813		Rollins, Inc	4,480
32,160		Science Applications International Corp	2,964
12,140	*	SP Plus Corp	381
61,807		Steelcase, Inc (Class A)	739
49,051	*	Stericycle, Inc	2,890
29,513		Tetra Tech, Inc	4,868
100,803		TransUnion	10,417
22,121	*	TriNet Group, Inc	2,176
19,072	*	TrueBlue, Inc	551
8,983		Unifirst Corp	1,655
63,645	*	Upwork, Inc	1,479
16,280	*	US Ecology, Inc	779
82,277		Verisk Analytics, Inc	17,659
15,178	*	Viad Corp	541
5,586		VSE Corp	257
220,351		Waste Management, Inc	34,926
5,398	*	Willdan Group, Inc	166
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	264,445
CONSUMER DURABLES & APPAREL - 1.2%
15,286		Acushnet Holdings Corp	615
9,880	*	American Outdoor Brands, Inc	130
35,953	*,e	AMMO, Inc	173
21,459	*	Beazer Homes USA, Inc	327
38,863		Brunswick Corp	3,144
63,158	*	Callaway Golf Co	1,479
73,053	*	Capri Holdings Ltd	3,754
23,650		Carter's, Inc	2,176
5,040	*	Cavco Industries, Inc	1,214
13,611		Century Communities, Inc	729
14,289		Clarus Corp	325
21,656		Columbia Sportswear Co	1,960
31,668	*	Crocs, Inc	2,419
14,122	*	Deckers Outdoor Corp	3,866
174,121		DR Horton, Inc	12,974
7,865		Escalade, Inc	104
18,783		Ethan Allen Interiors, Inc	490
31,215	*	Fossil Group, Inc	301
79,850		Garmin Ltd	9,471
154,338	*,e	Genius Brands International, Inc	157
24,084	*	G-III Apparel Group Ltd	651
74,136	*	GoPro, Inc	632
16,535	*	Green Brick Partners, Inc	327
6,360	e	Hamilton Beach Brands Holding Co	74
156,073		Hanesbrands, Inc	2,324
67,084		Hasbro, Inc	5,496
21,061	*,e	Hayward Holdings, Inc	350
13,347	*	Helen of Troy Ltd	2,614
7,913		Hooker Furniture Corp	150
2,792	*	Hovnanian Enterprises, Inc	165
13,822		Installed Building Products, Inc	1,168

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,263	*	iRobot Corp	$968
3,583		Johnson Outdoors, Inc	278
36,885		KB Home	1,194
30,075		Kontoor Brands, Inc	1,244
12,660	*	Latham Group, Inc	168
25,091		La-Z-Boy, Inc	662
73,033		Leggett & Platt, Inc	2,542
142,061		Lennar Corp (Class A)	11,531
2,824		Lennar Corp (Class B)	193
12,635	*	LGI Homes, Inc	1,234
7,210		Lifetime Brands, Inc	93
5,568	*,e	Lovesac Co	301
60,026	*	Lululemon Athletica, Inc	21,923
15,593	*	M/I Homes, Inc	692
13,092	*	Malibu Boats, Inc	759
8,407		Marine Products Corp	97
13,690	*	MasterCraft Boat Holdings, Inc	337
167,123	*	Mattel, Inc	3,712
23,210		MDC Holdings, Inc	878
17,632	*	Meritage Homes Corp	1,397
28,443	*	Mohawk Industries, Inc	3,533
11,320		Movado Group, Inc	442
17,631	*,e	Nautilus, Inc	73
207,669		Newell Brands Inc	4,446
654,014		Nike, Inc (Class B)	88,004
1,755	*	NVR, Inc	7,840
8,770		Oxford Industries, Inc	794
145,284	*	Peloton Interactive, Inc	3,838
5,912	*,e	PLBY Group, Inc	77
27,935		Polaris Inc	2,942
134,770		Pulte Homes, Inc	5,647
27,406	*,e	Purple Innovation, Inc	160
40,092		PVH Corp	3,071
25,991		Ralph Lauren Corp	2,948
3,738		Rocky Brands, Inc	155
72,360	*	Skechers U.S.A., Inc (Class A)	2,949
28,672	*	Skyline Champion Corp	1,574
29,016		Smith & Wesson Brands, Inc	439
67,337	*,e	Sonos, Inc	1,900
44,766		Steven Madden Ltd	1,730
9,374		Sturm Ruger & Co, Inc	653
5,163		Superior Uniform Group, Inc	92
139,958		Tapestry, Inc	5,199
52,524	*	Taylor Morrison Home Corp	1,430
87,531		Tempur Sealy International, Inc	2,444
61,714		Toll Brothers, Inc	2,902
18,124	*	TopBuild Corp	3,287
12,158	*,e	Traeger, Inc	90
47,835	*	TRI Pointe Homes, Inc	961
28,980	*	Tupperware Brands Corp	564
84,878	*	Under Armour, Inc (Class A)	1,445
110,542	*	Under Armour, Inc (Class C)	1,720
10,905	*	Unifi, Inc	197
10,485	*	Universal Electronics, Inc	328
16,444	*	Vera Bradley, Inc	126
177,722		VF Corp	10,105
29,556	*	Vista Outdoor, Inc	1,055
11,097	*	VOXX International Corp (Class A)	111
32,024	*,e	Vuzix Corp	211
31,427		Whirlpool Corp	5,430
48,726		Wolverine World Wide, Inc	1,099
46,993	*	YETI Holdings, Inc	2,819
		TOTAL CONSUMER DURABLES & APPAREL	284,792

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 2.1%
36,774	*	2U, Inc	$488
25,118	*	Accel Entertainment, Inc	306
29,568	*	Adtalem Global Education, Inc	878
12,233	*	American Public Education, Inc	260
125,887		ARAMARK Holdings Corp	4,733
17,816	*	Bally's Corp	548
769	*	Biglari Holdings, Inc (B Shares)	111
15,173	*	BJ's Restaurants, Inc	429
44,145		Bloomin' Brands, Inc	969
8,897	*	Bluegreen Vacations Holding Corp	263
21,618	*	Booking Holdings, Inc	50,769
43,510		Boyd Gaming Corp	2,862
33,375	*	Bright Horizons Family Solutions	4,428
25,489	*	Brinker International, Inc	973
109,557	*	Caesars Entertainment, Inc	8,475
468,051	*	Carnival Corp	9,464
11,838		Carriage Services, Inc	631
27,792	e	Carrols Restaurant Group, Inc	63
16,727	*	Century Casinos, Inc	200
23,639	*	Cheesecake Factory	941
76,982	*	Chegg, Inc	2,793
14,793	*	Chipotle Mexican Grill, Inc (Class A)	23,403
19,126		Choice Hotels International, Inc	2,711
20,586		Churchill Downs, Inc	4,566
12,474	*	Chuy's Holdings, Inc	337
31,100	*	Coursera, Inc	717
12,944		Cracker Barrel Old Country Store, Inc	1,537
67,808		Darden Restaurants, Inc	9,015
23,587	*	Dave & Buster's Entertainment, Inc	1,158
41,277	*	Denny's Corp	591
8,713		Dine Brands Global Inc.	679
18,765		Domino's Pizza, Inc	7,638
166,848	*,e	DraftKings, Inc	3,248
14,501	*	El Pollo Loco Holdings, Inc	168
45,885	*	Everi Holdings, Inc	964
75,700	*	Expedia Group, Inc	14,812
20,469	*	Fiesta Restaurant Group, Inc	153
45,952	*	frontdoor, Inc	1,372
13,690	*	GAN Ltd	66
7,389	*	Golden Entertainment, Inc	429
17,420	*	Golden Nugget Online Gaming, Inc	124
2,114		Graham Holdings Co	1,293
20,931	*	Grand Canyon Education, Inc	2,033
70,397		H&R Block, Inc	1,833
49,665	*	Hilton Grand Vacations, Inc	2,583
143,617	*	Hilton Worldwide Holdings, Inc	21,792
48,265	*	Houghton Mifflin Harcourt Co	1,014
24,452	*	Hyatt Hotels Corp	2,334
54,564	e	International Game Technology plc	1,347
12,544		Jack in the Box, Inc	1,172
44,656	e	Krispy Kreme, Inc	663
181,736	*	Las Vegas Sands Corp	7,064
62,559		Laureate Education, Inc	741
20,784	*	Life Time Group Holdings, Inc	302
10,890	*	Lindblad Expeditions Holdings, Inc	164
141,793	*	Marriott International, Inc (Class A)	24,920
22,871		Marriott Vacations Worldwide Corp	3,607
394,195		McDonald's Corp	97,477
212,155		MGM Resorts International	8,898
22,276	*	Mister Car Wash, Inc	329
7,140	*	Monarch Casino & Resort, Inc	623
2,378		Nathan's Famous, Inc	129
3,043	*	NEOGAMES S.A.	47

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				VALUE
SHARES		COMPANY		(000)
8,091	*	Noodles & Co		$48
204,209	*,e	Norwegian Cruise Line Holdings Ltd		4,468
29,338	*	OneSpaWorld Holdings Ltd		299
18,811		Papa John's International, Inc		1,980
85,767	*	Penn National Gaming, Inc		3,638
46,334	*	Perdoceo Education Corp		532
45,756	*	Planet Fitness, Inc		3,865
10,854	*	PlayAGS, Inc		72
12,559	*	Portillo's, Inc		308
23,203	*	PowerSchool Holdings, Inc		383
6,547		RCI Hospitality Holdings, Inc		402
9,211	*	Red Robin Gourmet Burgers, Inc		155
26,499		Red Rock Resorts, Inc		1,287
120,421	*	Royal Caribbean Cruises Ltd		10,089
28,549	*,e	Rush Street Interactive, Inc		208
21,790		Ruth's Hospitality Group Inc		499
52,481	*	Scientific	Games Corp (Class A)	3,083
22,953	*	SeaWorld Entertainment, Inc		1,709
77,028		Service Corp International		5,070
20,425	*	Shake Shack, Inc		1,387
42,367	*	Six Flags Entertainment Corp		1,843
608,263		Starbucks Corp		55,334
11,328		Strategic Education, Inc		752
26,055	*	Stride, Inc		947
6,470	*,e	Sweetgreen, Inc		207
21,327	*	Target Hospitality Corp		128
70,662	*	Terminix Global Holdings, Inc		3,224
40,109		Texas Roadhouse, Inc (Class A)		3,358
46,546		Travel & Leisure Co		2,697
21,929		Vail Resorts, Inc		5,707
41,530	*	Vivint Smart Home, Inc		281
97,887		Wendy's		2,151
16,288		Wingstop, Inc		1,911
26,120	*	WW International Inc		267
45,815		Wyndham Hotels & Resorts, Inc		3,880
58,587	*	Wynn Resorts Ltd		4,672
223,229		Yum China Holdings, Inc		9,273
152,388		Yum! Brands, Inc		18,063
		TOTAL CONSUMER SERVICES		498,814
DIVERSIFIED FINANCIALS - 5.3%
22,801		Affiliated	Managers Group, Inc	3,214
247,438		AGNC Investment Corp		3,241
8,948		Alerus Financial Corp		247
184,533		Ally Financial, Inc		8,023
4,761		A-Mark Precious Metals, Inc		368
325,752		American Express Co		60,916
59,091		Ameriprise Financial, Inc		17,749
673,859		Annaly Capital Management, Inc		4,744
68,911		Apollo Commercial Real Estate Finance, Inc		960
197,996		Apollo Global Management, Inc		12,274
61,262		Arbor Realty Trust, Inc		1,045
22,112		Ares Commercial Real Estate Corp		343
70,488		Ares Management Corp		5,726
26,163	e	ARMOUR Residential REIT, Inc		220
32,135		Artisan Partners Asset Management, Inc		1,265
8,796	*	Assetmark Financial Holdings, Inc		196
4,316		Associated Capital Group, Inc		181
10,240		B. Riley Financial, Inc		716
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)		334
389,296		Bank of New York Mellon Corp		19,321
969,524	*	Berkshire Hathaway, Inc (Class B)		342,155
166,153		BGC Partners, Inc (Class A)		731
75,360		BlackRock, Inc		57,588

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
73,790		Blackstone Mortgage Trust, Inc	$2,346
370,559		Blackstone, Inc	47,039
30,473	*	Blucora, Inc	596
23,450		Brightsphere Investment Group, Inc	569
46,061		BrightSpire Capital, Inc	426
37,551		Broadmark Realty Capital, Inc	325
48,331	*	Cannae Holdings, Inc	1,156
217,227		Capital One Financial Corp	28,520
81,300		Carlyle Group, Inc	3,976
58,426		CBOE Global Markets, Inc	6,685
792,241		Charles Schwab Corp	66,794
79,272		Chimera Investment Corp	954
188,176		CME Group, Inc	44,760
15,440		Cohen & Steers, Inc	1,326
18,127		Cowen Group, Inc	491
4,330	*,e	Credit Acceptance Corp	2,383
7,834		Curo Group Holdings Corp	102
2,179		Diamond Hill Investment Group, Inc	408
154,941		Discover Financial Services	17,073
19,156	*	Donnelley Financial Solutions, Inc	637
11,107	e	Dynex Capital, Inc	180
17,423		Ellington Financial Inc	309
16,248	*	Encore Capital Group, Inc	1,019
23,911	*	Enova International, Inc	908
197,378		Equitable Holdings, Inc	6,101
21,958		Evercore Inc	2,444
38,445	*	Ezcorp, Inc (Class A)	232
19,752		Factset Research Systems, Inc	8,575
51,663		Federated Investors, Inc (Class B)	1,760
24,222		FirstCash Holdings, Inc	1,704
32,102	*	Focus Financial Partners, Inc	1,468
23,368		Franklin BSP Realty Trust, Inc	327
158,845		Franklin Resources, Inc	4,435
2,827		GAMCO Investors, Inc (Class A)	63
23,172	e	GCM Grosvenor, Inc	225
175,157		Goldman Sachs Group, Inc	57,819
31,227		Granite Point Mortgage Trust, Inc	347
9,250		Great Ajax Corp	109
33,057	*	Green Dot Corp	908
19,893		Greenhill & Co, Inc	308
18,233		Hamilton Lane, Inc	1,409
41,845	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,985
25,893		Houlihan Lokey, Inc	2,273
44,099		Interactive Brokers Group, Inc (Class A)	2,907
291,757		Intercontinental Exchange Group, Inc	38,547
183,237		Invesco Ltd	4,225
100,745	e	Invesco Mortgage Capital, Inc	230
84,445		Janus Henderson Group plc	2,957
110,637		Jefferies Financial Group, Inc	3,634
289,960		KKR & Co, Inc	16,954
17,625		KKR Real Estate Finance Trust, Inc	363
49,932		Ladder Capital Corp	593
55,948		Lazard Ltd (Class A)	1,930
42,896	*	LendingClub Corp	677
6,343	*	LendingTree, Inc	759
40,959		LPL Financial Holdings, Inc	7,482
20,525		MarketAxess Holdings, Inc	6,983
184,073		MFA Financial Inc	742
33,380		Moelis & Co	1,567
85,090		Moody's Corp	28,710
699,145		Morgan Stanley	61,105
12,847		Morningstar, Inc	3,509
42,383		MSCI, Inc (Class A)	21,314
59,335		Nasdaq Inc	10,574

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
72,107		Navient Corp	$1,229
3,424		Nelnet, Inc (Class A)	291
185,902		New Residential Investment Corp	2,041
73,139		New York Mortgage Trust, Inc	267
108,636		Northern Trust Corp	12,651
60,203		OneMain Holdings, Inc	2,854
56,898	*	Open Lending Corp	1,076
11,565	*	Oportun Financial Corp	166
7,363		Oppenheimer Holdings, Inc	321
23,694	e	Orchid Island Capital, Inc	77
47,765		PennyMac Mortgage Investment Trust	807
10,272		Piper Jaffray Cos	1,348
13,025		PJT Partners, Inc	822
24,781	*	PRA Group, Inc	1,117
36,804	*	PROG Holdings, Inc	1,059
9,591		Pzena Investment Management, Inc (Class A)	77
94,609		Raymond James Financial, Inc	10,398
22,908		Ready Capital Corp	345
49,700		Redwood Trust, Inc	523
8,577		Regional Management Corp	417
183,417		S&P Global, Inc	75,234
10,879		Sculptor Capital Management, Inc	152
58,985		SEI Investments Co	3,551
176,795		SLM Corp	3,246
137,605		Starwood Property Trust, Inc	3,326
190,999		State Street Corp	16,640
20,369		StepStone Group, Inc	673
56,036		Stifel Financial Corp	3,805
11,369	*	StoneX Group, Inc	844
283,783		Synchrony Financial	9,878
118,281		T Rowe Price Group, Inc	17,883
32,761		TPG RE Finance Trust, Inc	387
52,338		Tradeweb Markets, Inc	4,599
149,469	e	Two Harbors Investment Corp	827
24,235	*,e	Upstart Holdings, Inc	2,644
51,259		Virtu Financial, Inc	1,908
2,751		Virtus Investment Partners, Inc	660
56,679		Voya Financial, Inc	3,761
84,317		WisdomTree Investments, Inc	495
2,399	*	World Acceptance Corp	460
		TOTAL DIVERSIFIED FINANCIALS	1,267,652
ENERGY - 3.9%
39,034	*,e	Alto Ingredients, Inc	266
183,627		Antero Midstream Corp	1,996
156,157	*	Antero Resources Corp	4,767
194,060		APA Corp	8,020
4,352		Arch Resources, Inc	598
6,877		Archrock, Inc	63
405,017		Baker Hughes Co	14,747
36,376		Berry Petroleum Co LLC	375
24,693		Bonanza Creek Energy, Inc	1,474
23,816		Brigham Minerals, Inc	608
4,788	*	Bristow Group, Inc	178
410,279		Cabot Oil & Gas Corp	11,065
29,784		Cactus, Inc	1,690
44,459		California Resources Corp	1,989
21,769	*,e	Callon Petroleum Co	1,286
98,820	*	Centennial Resource Development, Inc	797
5,171	*	Centrus Energy Corp	174
110,556	*	ChampionX Corp	2,706
124,264		Cheniere Energy, Inc	17,229
53,916	e	Chesapeake Energy Corp	4,691
1,023,439		Chevron Corp	166,647

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
75,896	*,e	Clean Energy Fuels Corp	$603
119,401	*	CNX Resources Corp	2,474
49,969	*	Comstock Resources Inc	652
696,308		ConocoPhillips	69,631
20,666	*	CONSOL Energy, Inc	778
32,957	e	Continental Resources, Inc	2,021
10,678	e	Crescent Energy, Inc	185
11,149		CVR Energy, Inc	285
27,497	*	Delek US Holdings, Inc	583
27,534	*	Denbury, Inc	2,163
359,547		Devon Energy Corp	21,260
55,111		DHT Holdings, Inc	320
95,540		Diamondback Energy, Inc	13,097
9,586	*	DMC Global, Inc	292
19,179		Dorian LPG Ltd	278
19,159	*	Dril-Quip, Inc	716
52,968		DT Midstream, Inc	2,874
7,121	*	Earthstone Energy, Inc	90
56,201	*	Energy Fuels, Inc	514
309,507		EOG Resources, Inc	36,903
153,612		EQT Corp	5,286
223,182		Equitrans Midstream Corp	1,884
2,241,341	d	Exxon Mobil Corp	185,112
24,885		Falcon Minerals Corp	168
6,110	*	Frank's International NV	109
70,150	*,e	Frontline Ltd	617
106,507	*,e	Gevo, Inc	498
69,477	*	Golar LNG Ltd	1,722
26,945	*	Green Plains Inc	836
486,964		Halliburton Co	18,441
100,808	*	Helix Energy Solutions Group, Inc	482
52,744		Helmerich & Payne, Inc	2,256
146,598		Hess Corp	15,692
82,202	*	HF Sinclair Corp	3,276
28,719		International Seaways, Inc	518
1,030,068		Kinder Morgan, Inc	19,479
234,852	*	Kosmos Energy Ltd	1,689
6,863	*	Laredo Petroleum, Inc	543
47,450	*	Liberty Oilfield Services, Inc	703
65,268		Magnolia Oil & Gas Corp	1,544
430,752		Marathon Oil Corp	10,816
330,202		Marathon Petroleum Corp	28,232
61,756		Matador Resources Co	3,272
86,947		Murphy Oil Corp	3,512
4,194	*	Nabors Industries Ltd	640
16,237	*	National Energy Services Reunited Corp	136
14,551	e	New Fortress Energy, Inc	620
63,344	*	Newpark Resources, Inc	232
76,759	*	NexTier Oilfield Solutions, Inc	709
68,002		Nordic American Tankers Ltd	145
26,098		Northern Oil and Gas, Inc	736
214,007		NOV, Inc	4,197
7,385		Oasis Petroleum, Inc	1,080
452,664		Occidental Petroleum Corp	25,684
54,360	*	Oceaneering International, Inc	824
38,178	*	Oil States International, Inc	265
235,907		ONEOK, Inc	16,662
143,049		Ovintiv, Inc	7,735
23,180	*	Par Pacific Holdings, Inc	302
101,807		Patterson-UTI Energy, Inc	1,576
52,566	*	PBF Energy, Inc	1,281
54,256		PDC Energy, Inc	3,943
37,795	*	Peabody Energy Corp	927
10,090	*	Penn Virginia Corp	348

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
246,452		Phillips 66	$21,291
113,087		Pioneer Natural Resources Co	28,275
48,018	*	ProPetro Holding Corp	669
107,893	*	Range Resources Corp	3,278
21,719	*	Renewable Energy Group, Inc	1,317
4,186	*	Rex American Resources Corp	417
4,815	e	Riley Exploration Permian, Inc	121
42,512	*	RPC, Inc	454
737,945		Schlumberger Ltd	30,484
26,610		Scorpio Tankers, Inc	569
6,869	*	Select Energy Services, Inc	59
45,041		SFL Corp Ltd	459
63,633		SM Energy Co	2,478
6,855		Solaris Oilfield Infrastructure, Inc	77
541,965	*	Southwestern Energy Co	3,886
13,911	*	Talos Energy, Inc	220
123,793		Targa Resources Investments, Inc	9,343
172,980	*,e	Tellurian, Inc	917
66,939	*	Tetra Technologies, Inc	275
3,232		Texas Pacific Land Corp	4,370
16,234	*	Tidewater, Inc	353
95,169	*,e	Uranium Energy Corp	437
40,076	*	US Silica Holdings, Inc	748
216,905		Valero Energy Corp	22,025
14,396	*	W&T Offshore, Inc	55
21,493		Whiting Petroleum Corp	1,752
648,822		Williams Cos, Inc	21,677
29,960		World Fuel Services Corp	810
		TOTAL ENERGY	928,630
FOOD & STAPLES RETAILING - 1.4%
87,310		Albertsons Cos, Inc	2,903
19,849		Andersons, Inc	998
74,804	*	BJ's Wholesale Club Holdings, Inc	5,057
20,249		Casey's General Stores, Inc	4,013
14,374	*	Chefs' Warehouse Holdings, Inc	469
233,844		Costco Wholesale Corp	134,659
47,990	*	Grocery Outlet Holding Corp	1,573
21,180	*,e	HF Foods Group Inc	141
1,240		Ingles Markets, Inc (Class A)	110
386,567		Kroger Co	22,177
6,410		Natural Grocers by Vitamin C	126
81,687	*	Performance Food Group Co	4,159
14,866		Pricesmart, Inc	1,172
38,176	*,e	Rite Aid Corp	334
7,101		SpartanNash Co	234
64,788	*	Sprouts Farmers Market, Inc	2,072
268,221		SYSCO Corp	21,900
30,449	*	United Natural Foods, Inc	1,259
121,342	*	US Foods Holding Corp	4,566
4,843		Village Super Market (Class A)	119
373,232		Walgreens Boots Alliance, Inc	16,710
747,870		Walmart, Inc	111,373
8,974		Weis Markets, Inc	641
		TOTAL FOOD & STAPLES RETAILING	336,765
FOOD, BEVERAGE & TOBACCO - 2.9%
82,392	*,e	22nd Century Group, Inc	191
964,498		Altria Group, Inc	50,395
26,157	*,e	AppHarvest, Inc	141
290,468		Archer-Daniels-Midland Co	26,218
34,958	e	B&G Foods, Inc (Class A)	943
31,483	*,e	Beyond Meat, Inc	1,521
5,121	*	Boston Beer Co, Inc (Class A)	1,989

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
25,010		Brown-Forman Corp (Class A)	$1,569
99,618		Brown-Forman Corp (Class B)	6,676
70,268		Bunge Ltd	7,786
11,455		Calavo Growers, Inc	417
22,629		Cal-Maine Foods, Inc	1,250
107,192		Campbell Soup Co	4,778
29,057	*	Celsius Holdings, Inc	1,603
2,052,927		Coca-Cola Co	127,281
2,566		Coca-Cola Consolidated Inc	1,275
238,268		ConAgra Brands, Inc	7,999
82,247		Constellation Brands, Inc (Class A)	18,943
81,644	*	Darling International, Inc	6,563
11,007	*	Duckhorn Portfolio, Inc	200
85,884		Flowers Foods, Inc	2,208
20,613		Fresh Del Monte Produce, Inc	534
23,047	*	Freshpet, Inc	2,366
320,492		General Mills, Inc	21,704
46,022	*	Hain Celestial Group, Inc	1,583
75,041		Hershey Co	16,256
143,109		Hormel Foods Corp	7,376
71,472	*	Hostess Brands, Inc	1,568
36,826		Ingredion, Inc	3,209
8,046		J&J Snack Foods Corp	1,248
54,783		J.M. Smucker Co	7,418
5,780		John B. Sanfilippo & Son, Inc	482
130,457		Kellogg Co	8,413
368,701		Keurig Dr Pepper, Inc	13,974
372,917		Kraft Heinz Co	14,689
80,196		Lamb Weston Holdings, Inc	4,805
10,268		Lancaster Colony Corp	1,531
19,323	*	Landec Corp	224
8,386		Limoneira Co	123
131,394		McCormick & Co, Inc	13,113
9,193		MGP Ingredients, Inc	787
20,226	*	Mission Produce, Inc	256
90,373		Molson Coors Brewing Co (Class B)	4,824
737,107		Mondelez International, Inc	46,276
195,472	*	Monster Beverage Corp	15,618
12,819		National Beverage Corp	558
730,742		PepsiCo, Inc	122,312
824,173		Philip Morris International, Inc	77,423
11,378	*	Pilgrim's Pride Corp	286
32,395	*	Post Holdings, Inc	2,244
92,946		Primo Water Corp	1,324
9,000		Sanderson Farms, Inc	1,687
9		Seaboard Corp	38
5,451	*	Seneca Foods Corp	281
46,457	*	Simply Good Foods Co	1,763
25,510	*,e	Tattooed Chef, Inc	321
12,354	e	Tootsie Roll Industries, Inc	432
29,630	*	TreeHouse Foods, Inc	956
4,760		Turning Point Brands, Inc	162
151,449		Tyson Foods, Inc (Class A)	13,574
4,499		Universal Corp	261
32,173	e	Utz Brands, Inc	475
78,380		Vector Group Ltd	944
13,394	*,e	Vital Farms, Inc	166
20,392	*	Whole Earth Brands, Inc	146
		TOTAL FOOD, BEVERAGE & TOBACCO	683,676
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
63,623	*	1Life Healthcare, Inc	705
917,411		Abbott Laboratories	108,585
24,348	*	Abiomed, Inc	8,065

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
48,576	*	Acadia Healthcare Co, Inc	$3,183
18,841	*,e	Accelerate Diagnostics, Inc	27
27,471	*	Accolade, Inc	482
58,290	*	Accuray, Inc	193
5,674	*	Acutus Medical, Inc	8
42,027	*	AdaptHealth Corp	674
8,397	*	Addus HomeCare Corp	783
12,333	*	Agiliti, Inc	260
89,660	*	agilon health, Inc	2,273
41,729	*	Align Technology, Inc	18,194
14,356	*	Alignment Healthcare, Inc	161
51,829	*	Allscripts Healthcare Solutions, Inc	1,167
31,277	*	Alphatec Holdings Inc	360
17,538	*	Amedisys, Inc	3,022
106,234	*	American Well Corp	447
76,774		AmerisourceBergen Corp	11,878
25,726	*	AMN Healthcare Services, Inc	2,684
26,107	*	Angiodynamics, Inc	562
129,371		Anthem, Inc	63,550
16,786	*,e	Apollo Medical Holdings, Inc	814
127,698	*,e	Asensus Surgical, Inc	80
45,045	*,e	Aspira Women's Health, Inc	47
22,609	*	AtriCure, Inc	1,485
1,019		Atrion Corp	727
26,266	*	Avanos Medical, Inc	880
21,058	*	Aveanna Healthcare Holdings, Inc	72
18,090	*	AxoGen, Inc	144
22,714	*	Axonics Modulation Technologies, Inc	1,422
263,385		Baxter International, Inc	20,423
151,037		Becton Dickinson & Co	40,176
13,317	*	BioLife Solutions Inc	303
746,689	*	Boston Scientific Corp	33,071
100,981	*	Brookdale Senior Living, Inc	712
98,379	*,e	Butterfly Network, Inc	468
144,641		Cardinal Health, Inc	8,201
23,626	*	Cardiovascular Systems, Inc	534
11,625	*	Castle Biosciences, Inc	521
306,383	*	Centene Corp	25,794
155,282		Cerner Corp	14,528
44,636	*	Certara, Inc	959
71,510	*	Cerus Corp	393
111,702	*	Change Healthcare, Inc	2,435
8,564		Chemed Corp	4,338
170,356		Cigna Corp	40,819
67,798	*	Community Health Systems, Inc	805
8,700	*	Computer Programs & Systems, Inc	300
15,846		Conmed Corp	2,354
24,480		Cooper Cos, Inc	10,223
4,814	*	Corvel Corp	811
56,477	*	Covetrus, Inc	948
25,224	*	Cross Country Healthcare, Inc	547
23,064	*	CryoLife, Inc	493
22,130	*	CryoPort, Inc	773
10,004	*	Cutera, Inc	690
694,604		CVS Health Corp	70,301
19,235	*,e	CytoSorbents Corp	61
38,496	*	DaVita, Inc	4,354
10,656	*	Definitive Healthcare Corp	263
119,396		Dentsply Sirona, Inc	5,877
50,411	*	Dexcom, Inc	25,790
325,128	*	Edwards Lifesciences Corp	38,274
54,203		Encompass Health Corp	3,854
28,674		Ensign Group, Inc	2,581
79,184	*	Envista Holdings Corp	3,857

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
45,708	*,e	Evolent Health, Inc	$1,476
53,050	*,e	Figs, Inc	1,142
11,072	*,e	Fulgent Genetics, Inc	691
24,523	*	Glaukos Corp	1,418
42,442	*	Globus Medical, Inc	3,131
49,332	*	Guardant Health, Inc	3,268
27,531	*	Haemonetics Corp	1,740
23,398	*	Hanger Inc	429
129,512		HCA Healthcare, Inc	32,458
24,393	*	Health Catalyst, Inc	637
44,640	*	HealthEquity, Inc	3,010
18,780	*	HealthStream, Inc	374
70,773	*	Henry Schein, Inc	6,171
4,605	*	Heska Corp	637
129,076	*	Hologic, Inc	9,916
68,230		Humana, Inc	29,692
11,947	*	iCAD, Inc	53
10,885	*	ICU Medical, Inc	2,423
45,076	*	IDEXX Laboratories, Inc	24,659
18,547	*	Inari Medical, Inc	1,681
10,000	*,e	Innovage Holding Corp	64
12,244	*	Inogen, Inc	397
13,280	*	Inspire Medical Systems, Inc	3,409
34,390	*	Insulet Corp	9,161
17,928	*	Integer Holding Corp	1,444
39,699	*	Integra LifeSciences Holdings Corp	2,551
18,642	*	Intersect ENT, Inc	522
187,480	*	Intuitive Surgical, Inc	56,559
23,110	*	Invacare Corp	33
109,344	*	Invitae Corp	871
16,105	*	iRhythm Technologies, Inc	2,536
7,427	*	Joint Corp	263
49,658	*	Laboratory Corp of America Holdings	13,093
34,223	*	Lantheus Holdings, Inc	1,893
9,523		LeMaitre Vascular, Inc	443
17,004	*	LHC Group, Inc	2,867
25,006	*,e	LifeStance Health Group, Inc	253
26,810	*	LivaNova plc	2,194
27,485	*	Masimo Corp	4,000
79,927		McKesson Corp	24,468
43,753	*	MEDNAX, Inc	1,027
709,328		Medtronic plc	78,700
11,623	*	Meridian Bioscience, Inc	302
28,011	*	Merit Medical Systems, Inc	1,863
2,255		Mesa Laboratories, Inc	575
6,780	*	ModivCare, Inc	782
30,182	*	Molina Healthcare, Inc	10,068
122,337	*,e	Multiplan Corp	573
7,753		National Healthcare Corp	544
5,598		National Research Corp	222
24,197	*	Natus Medical, Inc	636
55,746	*	Neogen Corp	1,719
13,631	*,e	Neuronetics, Inc	41
19,942	*	Nevro Corp	1,442
37,773	*	NextGen Healthcare, Inc	790
56,233	*	Novocure Ltd	4,659
28,270	*	NuVasive, Inc	1,603
56,949	*,e	Oak Street Health, Inc	1,531
23,061	*	Omnicell, Inc	2,986
4,594	*,e	Ontrak, Inc	10
8,440	*	OptimizeRx Corp	318
80,646	*	Option Care Health, Inc	2,303
40,487	*	OraSure Technologies, Inc	274
49,394	*	Ortho Clinical Diagnostics Holdings plc	922

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,159	*	Orthofix Medical Inc	$398
5,177	*	OrthoPediatrics Corp	279
24,964	*	Outset Medical, Inc	1,133
31,294		Owens & Minor, Inc	1,378
46,765		Patterson Cos, Inc	1,514
39,207	*,e	PAVmed, Inc	52
17,723	*	Pennant Group, Inc	330
17,918	*	Penumbra, Inc	3,980
14,406	*,e	PetIQ, Inc	351
20,801	*	Phreesia, Inc	548
56,653		Premier, Inc	2,016
10,696	*	Privia Health Group, Inc	286
34,423	*	Progyny, Inc	1,769
13,858	*,e	Pulmonx Corp	344
1,569	*,e	Pulse Biosciences, Inc	8
65,473		Quest Diagnostics, Inc	8,961
20,943	*	Quidel Corp	2,355
36,034	*	Quotient Ltd	43
72,154	*	R1 RCM, Inc	1,931
25,914	*	RadNet, Inc	580
76,233		Resmed, Inc	18,487
24,729	*	Schrodinger, Inc	844
15,644	*	SeaSpine Holdings Corp	190
60,301		Select Medical Holdings Corp	1,447
226,696	*,e	Senseonics Holdings, Inc	447
18,412	*	Shockwave Medical Inc	3,818
17,531	*	SI-BONE, Inc	396
10,185	*,e	Sientra, Inc	23
34,185	*	Signify Health, Inc	620
18,916	*	Silk Road Medical Inc	781
7,680		Simulations Plus, Inc	392
26,141	*	Staar Surgical Co	2,089
27,076	*	Stereotaxis, Inc	101
44,088		STERIS plc	10,659
183,215		Stryker Corp	48,983
17,295	*	Surgery Partners, Inc	952
10,275	*	SurModics, Inc	466
12,258	*	Tabula Rasa HealthCare, Inc	71
10,460	*	Tactile Systems Technology, Inc	211
35,006	*	Tandem Diabetes Care, Inc	4,071
80,556	*,e	Teladoc, Inc	5,810
25,464		Teleflex, Inc	9,035
53,386	*	Tenet Healthcare Corp	4,589
11,489	*	Tivity Health, Inc	370
11,786	*	Transmedics Group, Inc	317
5,968	*	Treace Medical Concepts, Inc	113
498,116		UnitedHealth Group, Inc	254,024
37,611		Universal Health Services, Inc (Class B)	5,452
6,975	e	US Physical Therapy, Inc	694
2,349		Utah Medical Products, Inc	211
7,211	*,e	Vapotherm, Inc	100
27,229	*	Varex Imaging Corp	580
71,525	*	Veeva Systems, Inc	15,196
20,450	*,e	Viemed Healthcare, Inc	102
74,317	*	ViewRay, Inc	291
114,723		Zimmer Biomet Holdings, Inc	14,673
11,472	*	Zimvie, Inc	262
10,840	e	Zynex Inc	68
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,400,873
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
46,991	*	Beauty Health Co	793
66,090	*	BellRing Brands, Inc	1,525
7,431	*	Central Garden & Pet Co	327

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,079	*	Central Garden and Pet Co (Class A)	$900
125,208		Church & Dwight Co, Inc	12,443
65,460		Clorox Co	9,101
436,600		Colgate-Palmolive Co	33,107
159,439	*	Coty, Inc	1,433
29,639		Edgewell Personal Care Co	1,087
24,917	*	elf Beauty, Inc	644
37,105		Energizer Holdings, Inc	1,141
120,598		Estee Lauder Cos (Class A)	32,841
58,982	*	Herbalife Nutrition Ltd	1,791
13,542	*,e	Honest Co, Inc	71
12,258		Inter Parfums, Inc	1,079
177,781		Kimberly-Clark Corp	21,896
6,191		Medifast, Inc	1,057
5,868	*	Nature's Sunshine Products, Inc	99
46,743	*	NewAge, Inc	27
27,121		Nu Skin Enterprises, Inc (Class A)	1,299
3,981		Oil-Dri Corp of America	114
43,357	*	Olaplex Holdings, Inc	678
1,274,831		Procter & Gamble Co	194,794
8,319	*	Revlon, Inc (Class A)	67
12,941		Reynolds Consumer Products, Inc	380
21,541		Spectrum Brands Holdings, Inc	1,911
8,349	*	USANA Health Sciences, Inc	663
30,185	*	Veru, Inc	146
7,178		WD-40 Co	1,315
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	322,729
INSURANCE - 2.2%
344,156		Aflac, Inc	22,160
6,777	*	Alleghany Corp	5,740
152,869		Allstate Corp	21,174
32,424	*	AMBAC Financial Group, Inc	337
46,586		American Equity Investment Life Holding Co	1,859
37,245		American Financial Group, Inc	5,424
446,140		American International Group, Inc	28,004
256		American National Group, Inc	48
13,468		Amerisafe, Inc	669
114,193		Aon plc	37,185
192,749	*	Arch Capital Group Ltd	9,333
17,301		Argo Group International Holdings Ltd	714
108,126		Arthur J. Gallagher & Co	18,879
29,869		Assurant, Inc	5,431
36,683		Assured Guaranty Ltd	2,335
32,921		Axis Capital Holdings Ltd	1,991
28,604	*,e	Bright Health Group, Inc	55
38,430	*	Brighthouse Financial, Inc	1,985
122,529		Brown & Brown, Inc	8,855
25,189	*	BRP Group, Inc	676
226,567		Chubb Ltd	48,463
79,605		Cincinnati Financial Corp	10,823
32,879	*,e	Citizens, Inc (Class A)	139
3,923		CNA Financial Corp	191
66,761		Conseco, Inc	1,675
7,812		Donegal Group, Inc (Class A)	105
15,165	*	eHealth, Inc	188
15,546		Employers Holdings, Inc	638
7,506	*	Enstar Group Ltd	1,960
13,782		Erie Indemnity Co (Class A)	2,427
20,303		Everest Re Group Ltd	6,119
143,159		Fidelity National Financial Inc	6,992
52,851		First American Financial Corp	3,426
184,221	*	Genworth Financial, Inc (Class A)	696
55,726		Globe Life, Inc	5,606

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
24,045	*,e	GoHealth, Inc	$28
9,663		Goosehead Insurance, Inc	759
20,683	*	Greenlight Capital Re Ltd (Class A)	146
19,607		Hanover Insurance Group, Inc	2,932
173,140		Hartford Financial Services Group, Inc	12,433
3,092		HCI Group, Inc	211
18,411		Heritage Insurance Holdings, Inc	131
22,775		Horace Mann Educators Corp	953
1,119		Investors Title Co	227
19,526		James River Group Holdings Ltd	483
33,482		Kemper Corp	1,893
10,502		Kinsale Capital Group, Inc	2,395
20,988	*,e	Lemonade, Inc	553
95,447		Lincoln National Corp	6,238
112,892		Loews Corp	7,318
6,948	*	Markel Corp	10,250
268,002		Marsh & McLennan Cos, Inc	45,673
26,174	*	MBIA, Inc	403
12,675		Mercury General Corp	697
373,241		Metlife, Inc	26,231
1,551		National Western Life Group, Inc	326
7,308	*	NI Holdings, Inc	124
151,820		Old Republic International Corp	3,928
13,408	*	Palomar Holdings, Inc	858
21,522		Primerica, Inc	2,945
141,558		Principal Financial Group	10,392
37,307		ProAssurance Corp	1,003
308,709		Progressive Corp	35,190
202,763		Prudential Financial, Inc	23,961
37,637		Reinsurance Group of America, Inc (Class A)	4,120
25,282		RenaissanceRe Holdings Ltd	4,007
23,570		RLI Corp	2,608
7,901		Safety Insurance Group, Inc	718
32,431		Selective Insurance Group, Inc	2,898
73,128	*	Selectquote, Inc	204
8,398	*	SiriusPoint Ltd	63
15,315		Stewart Information Services Corp	928
22,143		Tiptree Inc	285
128,434		Travelers Cos, Inc	23,469
20,838	*	Trupanion, Inc	1,857
16,104		United Fire Group Inc	500
12,682		United Insurance Holdings Corp	42
22,402		Universal Insurance Holdings, Inc	302
99,041		Unum Group	3,121
106,889		W.R. Berkley Corp	7,118
1,751		White Mountains Insurance Group Ltd	1,990
64,232		Willis Towers Watson plc	15,173
		TOTAL INSURANCE	530,386
MATERIALS - 2.6%
14,906		AdvanSix, Inc	762
116,991		Air Products & Chemicals, Inc	29,237
61,564		Albemarle Corp	13,615
99,055		Alcoa Corp	8,918
78,013	*	Allegheny Technologies, Inc	2,094
814,849		Amcor plc	9,232
20,501		American Vanguard Corp	417
91,243	*,e	Amyris, Inc	398
36,073		Aptargroup, Inc	4,239
57,334	*	Arconic Corp	1,469
13,288	†	Ardagh Group S.A.	270
74,922	*	Ardagh Metal Packaging S.A.	609
30,177		Ashland Global Holdings, Inc	2,970
11,564	*	Aspen Aerogels, Inc	399

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
42,820		Avery Dennison Corp	$7,449
49,682		Avient Corp	2,385
113,646	*	Axalta Coating Systems Ltd	2,793
19,086		Balchem Corp	2,609
164,015		Ball Corp	14,761
72,467	*	Berry Global Group, Inc	4,200
31,457		Cabot Corp	2,152
25,997		Carpenter Technology Corp	1,091
55,597		Celanese Corp (Series A)	7,943
12,437	*	Century Aluminum Co	327
110,041		CF Industries Holdings, Inc	11,341
5,158		Chase Corp	448
90,404		Chemours Co	2,846
11,678	*	Clearwater Paper Corp	327
223,772	*	Cleveland-Cliffs, Inc	7,208
119,550	*	Coeur Mining, Inc	532
53,154		Commercial Metals Co	2,212
20,319		Compass Minerals International, Inc	1,276
66,991	*	Constellium SE	1,206
383,349		Corteva, Inc	22,035
67,521		Crown Holdings, Inc	8,446
170,798	*,e	Danimer Scientific, Inc	1,001
28,159	*	Diversey Holdings Ltd	213
394,492		Dow, Inc	25,137
277,740		DuPont de Nemours, Inc	20,436
22,586		Eagle Materials, Inc	2,899
73,320		Eastman Chemical Co	8,216
133,116		Ecolab, Inc	23,503
127,079		Element Solutions, Inc	2,783
21,673	*	Ferro Corp	471
47,286	*,†	Ferroglobe plc	0
67,073		FMC Corp	8,825
765,907		Freeport-McMoRan, Inc (Class B)	38,096
17,819		FutureFuel Corp	173
18,881	*	Gatos Silver, Inc	82
23,656	*	GCP Applied Technologies, Inc	743
32,454		Glatfelter Corp	402
145,764		Graphic Packaging Holding Co	2,921
14,075		Greif, Inc (Class A)	916
3,993		Greif, Inc (Class B)	255
28,458		H.B. Fuller Co	1,880
15,846		Hawkins, Inc	727
9,402		Haynes International, Inc	401
290,099		Hecla Mining Co	1,906
104,824		Huntsman Corp	3,932
21,966	*	Ingevity Corp	1,407
11,273		Innospec, Inc	1,043
133,564		International Flavors & Fragrances, Inc	17,541
207,582		International Paper Co	9,580
6,735	*	Intrepid Potash, Inc	553
8,625		Kaiser Aluminum Corp	812
15,231		Koppers Holdings, Inc	419
14,288		Kronos Worldwide, Inc	222
80,227	*	Livent Corp	2,092
40,741		Louisiana-Pacific Corp	2,531
140,098		LyondellBasell Industries NV	14,405
33,027		Martin Marietta Materials, Inc	12,712
11,119		Materion Corp	953
12,674		Minerals Technologies, Inc	838
186,754		Mosaic Co	12,419
39,809	*,e	MP Materials Corp	2,283
18,118		Myers Industries, Inc	391
10,909		Neenah Inc	433
3,677		NewMarket Corp	1,193

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
424,392		Newmont Goldcorp Corp	$33,718
149,512	*	Novagold Resources Inc	1,156
143,887		Nucor Corp	21,389
90,414	*	O-I Glass, Inc	1,192
75,066		Olin Corp	3,924
6,559		Olympic Steel, Inc	252
38,461		Orion Engineered Carbons SA	614
47,841		Packaging Corp of America	7,468
22,477		Pactiv Evergreen, Inc	226
123,672		PPG Industries, Inc	16,210
20,162		PQ Group Holdings, Inc	233
17,967	*,e	PureCycle Technologies, Inc	144
7,360		Quaker Chemical Corp	1,272
16,208	*	Ranpak Holdings Corp	331
31,957	*	Rayonier Advanced Materials, Inc	210
29,353		Reliance Steel & Aluminum Co	5,382
36,601		Royal Gold, Inc	5,171
68,580		RPM International, Inc	5,585
8,418		Ryerson Holding Corp	295
14,147		Schnitzer Steel Industries, Inc (Class A)	735
20,766		Schweitzer-Mauduit International, Inc	571
22,512		Scotts Miracle-Gro Co (Class A)	2,768
76,393		Sealed Air Corp	5,115
23,291		Sensient Technologies Corp	1,955
126,656		Sherwin-Williams Co	31,616
33,361		Silgan Holdings, Inc	1,542
55,117		Sonoco Products Co	3,448
46,247		Southern Copper Corp	3,510
104,286		Steel Dynamics, Inc	8,701
11,764		Stepan Co	1,162
64,023	*	Summit Materials, Inc	1,989
48,451		SunCoke Energy, Inc	432
18,871	*	Sylvamo Corp	628
29,755	*	TimkenSteel Corp	651
19,671		Tredegar Corp	236
23,586		Trimas Corp	757
23,427		Trinseo plc	1,123
62,538		Tronox Holdings plc	1,238
4,630	*	UFP Technologies, Inc	306
1,357		United States Lime & Minerals, Inc	158
123,966		United States Steel Corp	4,679
99,474		Valvoline, Inc	3,139
70,046		Vulcan Materials Co	12,867
28,082		Warrior Met Coal, Inc	1,042
18,212		Westlake Chemical Corp	2,247
143,029		WestRock Co	6,727
18,895		Worthington Industries, Inc	971
		TOTAL MATERIALS	611,046
MEDIA & ENTERTAINMENT - 7.4%
415,538		Activision Blizzard, Inc	33,289
41,683	*	Advantage Solutions, Inc	266
158,913	*	Alphabet, Inc (Class A)	441,993
146,289	*	Alphabet, Inc (Class C)	408,584
112,426	*	Altice USA, Inc	1,403
278,123	*,e	AMC Entertainment Holdings, Inc	6,853
16,067	*	AMC Networks, Inc	653
7,354	*	Boston Omaha Corp	187
3,042		Cable One, Inc	4,454
17,446	*	Cardlytics, Inc	959
51,402	*	Cargurus, Inc	2,183
37,344	*	Cars.com, Inc	539
63,650	*	Charter Communications, Inc	34,722
6,276	*,e	Chicken Soup For The Soul Entertainment, Inc	50

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
58,982	*	Cinemark Holdings, Inc	$1,019
198,206	*	Clear Channel	686
2,379,492		Comcast Corp (Class A)	111,408
31,610	*	comScore, Inc	92
772	*	Daily Journal Corp	241
89,117	*,e	Discovery, Inc (Class A)	2,221
173,268	*	Discovery, Inc (Class C)	4,326
136,485	*	DISH Network Corp (Class A)	4,320
149,844		Electronic Arts, Inc	18,957
11,002	*	Emerald Holding, Inc	37
88,350	*	Entercom Communications Corp	255
50,932		Entravision Communications Corp (Class A)	326
40,961	*	Eventbrite Inc	605
8,345	*	EverQuote Inc	135
31,270	*	EW Scripps Co (Class A)	650
10,504	*	Fluent, Inc	22
164,799		Fox Corp (Class A)	6,501
87,909		Fox Corp (Class B)	3,189
71,756	*,e	fuboTV, Inc	471
74,491	*	Gannett Co, Inc	336
46,930		Gray Television, Inc	1,036
11,523	*	Hemisphere Media Group, Inc	53
42,355	*	IAC	4,247
61,117	*	iHeartMedia, Inc	1,157
27,196	*	Imax Corp	515
16,911	*	Integral Ad Science Holding Corp	233
201,354		Interpublic Group of Cos, Inc	7,138
23,547		John Wiley & Sons, Inc (Class A)	1,249
7,655	*,e	Liberty Braves Group (Class A)	220
25,374	*	Liberty Braves Group (Class C)	708
12,929	*	Liberty Broadband Corp (Class A)	1,694
74,361	*	Liberty Broadband Corp (Class C)	10,063
6,884	*	Liberty Media Group (Class A)	435
100,858	*	Liberty Media Group (Class C)	7,044
34,936		Liberty SiriusXM Group (Class A)	1,597
80,096	*	Liberty SiriusXM Group (Class C)	3,663
53,282	*	Liberty TripAdvisor Holdings, Inc	109
37,150	*	Lions Gate Entertainment Corp (Class A)	604
71,817	*	Lions Gate Entertainment Corp (Class B)	1,079
69,739	*	Live Nation, Inc	8,204
10,931	*	Loyalty Ventures, Inc	181
10,365	*	Madison Square Garden Co	1,859
13,156	*	Madison Square Garden Entertainment Corp	1,096
61,168	*	Magnite, Inc	808
14,211	*,e	Marcus Corp	252
148,269	*	Match Group, Inc	16,123
11,302	*	MediaAlpha, Inc	187
1,219,629	*	Meta Platforms, Inc	271,197
46,358		National CineMedia, Inc	118
227,586	*	Netflix, Inc	85,251
89,935		New York Times Co (Class A)	4,123
213,357		News Corp (Class A)	4,726
66,535		News Corp (Class B)	1,498
22,603		Nexstar Media Group Inc	4,260
110,557		Omnicom Group, Inc	9,384
300,393	*	Pinterest, Inc	7,393
42,908	*	Playtika Holding Corp	829
20,643	*	QuinStreet, Inc	239
63,324	*	Roku, Inc	7,933
19,984		Scholastic Corp	805
25,063		Sinclair Broadcast Group, Inc (Class A)	702
412,799	e	Sirius XM Holdings, Inc	2,733
161,762	*,e	Skillz, Inc	485
72,151	*	Spotify Technology S.A.	10,896

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
33,238	*	Stagwell, Inc	$241
59,646	*	Take-Two Interactive Software, Inc	9,170
12,153	*	TechTarget, Inc	988
119,764		TEGNA, Inc	2,683
56,597	*	TripAdvisor, Inc	1,535
44,667	*	TrueCar, Inc	176
407,241	*	Twitter, Inc	15,756
4,594	e	ViacomCBS, Inc (Class A)	186
305,131		ViacomCBS, Inc (Class B)	11,537
68,763	*	Vimeo, Inc	817
959,617	*	Walt Disney Co	131,621
28,599	*	WideOpenWest, Inc	499
27,047	e	World Wrestling Entertainment, Inc (Class A)	1,689
41,665	*	Yelp, Inc	1,421
23,417	*	Ziff Davis Inc	2,266
549,506	*	Zynga, Inc	5,077
		TOTAL MEDIA & ENTERTAINMENT	1,761,720
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
45,940	*	10X Genomics, Inc	3,495
11,229	*	2seventy bio, Inc	192
11,292	*	4D Molecular Therapeutics, Inc	171
934,462		AbbVie, Inc	151,486
29,156	*	Absci Corp	246
70,913	*	Acadia Pharmaceuticals, Inc	1,718
23,691	*,e	Aclaris Therapeutics, Inc	408
11,379	*,e	Adagio Therapeutics, Inc	52
59,774	*	Adaptive Biotechnologies Corp	830
36,900	*,e	Adverum Biotechnologies, Inc	48
25,056	*	Aeglea BioTherapeutics, Inc	58
21,807	*	Aerie Pharmaceuticals, Inc	198
43,765	*	Affimed NV	191
107,560	*	Agenus, Inc	265
158,837		Agilent Technologies, Inc	21,019
34,493	*	Agios Pharmaceuticals, Inc	1,004
14,029	*,e	Akero Therapeutics, Inc	199
8,375	*,e	Akouos, Inc	40
6,175	*	Albireo Pharma, Inc	184
26,477	*	Aldeyra Therapeutics, Inc	118
31,429	*	Alector, Inc	448
10,235	*	Aligos Therapeutics, Inc	22
87,531	*	Alkermes plc	2,303
19,068	*	Allakos, Inc	109
28,864	*	Allogene Therapeutics, Inc	263
10,335	*	Allovir, Inc	70
64,441	*	Alnylam Pharmaceuticals, Inc	10,523
17,738	*	Altimmune, Inc	108
9,675	*	ALX Oncology Holdings, Inc	164
295,139		Amgen, Inc	71,371
151,298	*	Amicus Therapeutics, Inc	1,433
53,162	*	Amneal Pharmaceuticals, Inc	222
25,774	*	Amphastar Pharmaceuticals, Inc	925
12,566	*	AnaptysBio, Inc	311
30,524	*,e	Anavex Life Sciences Corp	376
5,767	*	ANI Pharmaceuticals, Inc	162
10,943	*	Anika Therapeutics, Inc	275
8,875	*	Annexon, Inc	24
104,354	*	Antares Pharma, Inc	428
34,684	*	Apellis Pharmaceuticals, Inc	1,762
13,418	*	Applied Molecular Transport, Inc	101
2,776	*,e	Applied Therapeutics, Inc	6
361,754	*	AquaBounty Technologies, Inc	677
7,756	*,e	Arcturus Therapeutics Holdings, Inc	209
20,717	*	Arcus Biosciences, Inc	654

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,151	*	Arcutis Biotherapeutics, Inc	$292
22,973	*,e	Ardelyx, Inc	25
55,310	*	Arrowhead Pharmaceuticals Inc	2,544
23,815	*	Arvinas, Inc	1,603
34,194	*	Atara Biotherapeutics, Inc	318
35,244	*,e	Atea Pharmaceuticals, Inc	254
28,525	*,e	Athenex, Inc	24
52,762	*,e	Athersys, Inc	32
7,303	*,e	Athira Pharma, Inc	99
92,322	*,e	Atossa Therapeutics, Inc	115
12,676	*,e	Atreca, Inc	40
318,550	*	Avantor, Inc	10,773
33,858	*	Avid Bioservices, Inc	690
9,645	*	Avidity Biosciences, Inc	178
13,026	*,e	Avita Medical, Inc	110
13,157	*	Avrobio, Inc	17
15,727	*,e	Axsome Therapeutics, Inc	651
25,636	*	Beam Therapeutics, Inc	1,469
26,163	*	Berkeley Lights, Inc	186
12,065	*,e	Beyondspring Inc	27
6,481	*	BioAtla, Inc	32
97,016	*,e	BioCryst Pharmaceuticals, Inc	1,578
78,069	*	Biogen, Inc	16,441
28,080	*	Biohaven Pharmaceutical Holding Co Ltd	3,329
93,702	*	BioMarin Pharmaceutical, Inc	7,224
153,496	*,e	Bionano Genomics, Inc	396
11,654	*	Bio-Rad Laboratories, Inc (Class A)	6,564
21,267		Bio-Techne Corp	9,209
6,302	*,e	Bioxcel Therapeutics Inc	132
7,321	*	Black Diamond Therapeutics, Inc	20
33,689	*	Bluebird Bio, Inc	163
31,927	*	Blueprint Medicines Corp	2,040
7,102	*,e	Bolt Biotherapeutics, Inc	19
58,721	*,e	Bridgebio Pharma, Inc	596
1,153,096		Bristol-Myers Squibb Co	84,211
25,182	*,e	Brooklyn ImmunoTherapeutics, Inc	52
56,206		Bruker BioSciences Corp	3,614
18,793	*	C4 Therapeutics, Inc	456
19,366	*	Cara Therapeutics, Inc	235
129,048	*,e	Cardiff Oncology, Inc	320
27,306	*	CareDx, Inc	1,010
10,333	*,e	Caribou Biosciences, Inc	95
20,876	*,e	Cassava Sciences, Inc	775
90,837	*	Catalent, Inc	10,074
50,782	*	Catalyst Pharmaceuticals, Inc	421
21,395	*	Celldex Therapeutics, Inc	729
20,222	*,e	CEL-SCI Corp	79
19,234	*	Cerevel Therapeutics Holdings, Inc	673
27,377	*	Charles River Laboratories International, Inc	7,774
26,464	*	ChemoCentryx, Inc	663
30,594	*	Chimerix, Inc	140
7,917	*	Chinook Therapeutics, Inc	130
23,081	*,e	ChromaDex Corp	57
61,931	*,e	Citius Pharmaceuticals, Inc	111
67,474	*,e	Clovis Oncology, Inc	136
23,538	*	Codexis, Inc	485
27,864	*	Coherus Biosciences, Inc	360
16,286	*	Collegium Pharmaceutical, Inc	332
52,750	*	Corcept Therapeutics, Inc	1,188
10,884	*,e	Cortexyme Inc	67
16,128	*	Crinetics Pharmaceuticals, Inc	354
11,975	*	Cue Biopharma, Inc	58
7,345	*,e	Cullinan Oncology, Inc	77
29,183	*,e	CureVac NV	572

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
47,252	*	Curis, Inc	$112
39,943	*	Cymabay Therapeutics, Inc	124
51,177	*,e	Cytek Biosciences, Inc	552
42,716	*,e	Cytokinetics, Inc	1,572
21,311	*	CytomX Therapeutics, Inc	57
335,290		Danaher Corp	98,351
22,263	*	Deciphera Pharmaceuticals, Inc	206
49,642	*	Denali Therapeutics, Inc	1,597
12,956	*,e	DermTech, Inc	190
14,200	*	Design Therapeutics, Inc	229
117,742	*	Durect Corp	79
58,823	*,e	Dynavax Technologies Corp	638
16,387	*,e	Dyne Therapeutics, Inc	158
6,368	*	Eagle Pharmaceuticals, Inc	315
20,664	*,e	Edgewise Therapeutics, Inc	200
35,681	*	Editas Medicine, Inc	679
14,062	*	Eiger BioPharmaceuticals, Inc	117
242,401	*	Elanco Animal Health, Inc	6,324
447,943		Eli Lilly & Co	128,277
24,015	*	Emergent Biosolutions, Inc	986
11,786	*	Enanta Pharmaceuticals, Inc	839
56,660	*	Epizyme, Inc	65
33,527	*,e	Erasca, Inc	288
144,000	*,e	Esperion Thereapeutics, Inc	668
16,577	*,e	Evelo Biosciences, Inc	56
17,590	*,e	Evolus, Inc	197
93,800	*	Exact Sciences Corp	6,559
170,031	*	Exelixis, Inc	3,855
52,399	*,e	EyePoint Pharmaceuticals, Inc	637
42,216	*	Fate Therapeutics, Inc	1,637
50,667	*	FibroGen, Inc	609
20,851	*,e	Fluidigm Corp	75
50,720	*	Foghorn Therapeutics, Inc	772
17,542	*	Forma Therapeutics Holdings, Inc	163
6,156	*	Forte Biosciences, Inc	9
16,778	*,e	Frequency Therapeutics, Inc	36
14,355	*,e	Fulcrum Therapeutics, Inc	340
20,311	*,e	G1 Therapeutics, Inc	154
23,909	*,e	Generation Bio Co	176
114,325	*,e	Geron Corp	156
666,002		Gilead Sciences, Inc	39,594
36,433	*	Global Blood Therapeutics, Inc	1,262
12,922	*	Gossamer Bio, Inc	112
22,037	*	Gritstone Oncology, Inc	91
13,013	*,e	GT Biopharma, Inc	38
79,065	*	Halozyme Therapeutics, Inc	3,153
12,195	*	Harmony Biosciences Holdings, Inc	593
52,161	*	Heron Therapeutics, Inc	298
11,341	*	Homology Medicines, Inc	34
114,482	*	Horizon Therapeutics Plc	12,045
28,958	*	Humanigen, Inc	87
132,891	*,e	iBio, Inc	57
7,208	*,e	Icosavax, Inc	51
15,316	*	Ideaya Biosciences, Inc	171
2,211	*	IGM Biosciences, Inc	59
77,688	*	Illumina, Inc	27,144
36,493	*,e	ImmunityBio, Inc	205
106,612	*	Immunogen, Inc	507
11,380	*,e	Immunovant, Inc	63
94,070	*	Incyte Corp	7,471
303,016	*,e	Infinity Pharmaceuticals, Inc	345
15,231	*	Inhibrx, Inc	339
34,523	*	Innoviva, Inc	668
7,067	*,e	Inotiv, Inc	185

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
112,816	*,e	Inovio Pharmaceuticals, Inc	$405
60,247	*	Insmed, Inc	1,416
28,852	*,e	Instil Bio, Inc	310
34,856	*	Intellia Therapeutics, Inc	2,533
12,921	*,e	Intercept Pharmaceuticals, Inc	210
38,562	*	Intra-Cellular Therapies, Inc	2,360
79,163	*	Ionis Pharmaceuticals, Inc	2,932
74,052	*	Iovance Biotherapeutics, Inc	1,233
100,695	*	IQVIA Holdings, Inc	23,282
95,014	*	Ironwood Pharmaceuticals, Inc	1,195
11,046	*	iTeos Therapeutics, Inc	355
56,231	*	IVERIC bio, Inc	946
32,370	*	Jazz Pharmaceuticals plc	5,039
1,394,999		Johnson & Johnson	247,236
4,482	*	Jounce Therapeutics, Inc	30
5,857	*,e	Kala Pharmaceuticals, Inc	8
10,666	*	KalVista Pharmaceuticals Inc	157
12,114	*	Karuna Therapeutics, Inc	1,536
46,110	*,e	Karyopharm Therapeutics, Inc	340
15,593	*,e	KemPharm, Inc	78
8,516	*	Keros Therapeutics, Inc	463
18,676	*	Kezar Life Sciences, Inc	310
11,321	*	Kiniksa Pharmaceuticals Ltd	113
7,565	*,e	Kinnate Biopharma, Inc	85
18,276	*	Kodiak Sciences, Inc	141
21,178	*	Kronos Bio, Inc	153
9,785	*	Krystal Biotech Inc	651
31,598	*	Kura Oncology, Inc	508
15,771	*	Kymera Therapeutics, Inc	667
30,110	*	Lexicon Pharmaceuticals, Inc	63
8,586	*	Ligand Pharmaceuticals, Inc (Class B)	966
77,816	*,e	Lyell Immunopharma, Inc	393
32,187	*	MacroGenics, Inc	284
6,193	*	Madrigal Pharmaceuticals, Inc	608
94,899	*,e	MannKind Corp	349
54,984	*	Maravai LifeSciences Holdings, Inc	1,939
20,153	*,e	Marinus Pharmaceuticals, Inc	188
51,230	*,e	MaxCyte, Inc	358
15,823	*	Medpace Holdings, Inc	2,589
61,495	*	MEI Pharma, Inc	37
10,086	*	MeiraGTx Holdings plc	140
1,337,225		Merck & Co, Inc	109,719
27,294	*	Mersana Therapeutics, Inc	109
11,952	*	Mettler-Toledo International, Inc	16,412
60,615	*,e	MiMedx Group, Inc	286
175,751	*,e	Mind Medicine MindMed, Inc	195
21,876	*	Mirati Therapeutics, Inc	1,799
178,928	*	Moderna, Inc	30,822
33,966	*	Molecular Templates, Inc	117
8,159	*	Morphic Holding, Inc	328
46,607	*	Myriad Genetics, Inc	1,175
22,499	*	NanoString Technologies, Inc	782
42,988	*	Natera, Inc	1,749
106,507	*	Nektar Therapeutics	574
58,635	*	NeoGenomics, Inc	712
17,673	*	Neoleukin Therapeutics, Inc	33
51,383	*	Neurocrine Biosciences, Inc	4,817
15,360	*	NGM Biopharmaceuticals Inc	234
9,374	*,e	Nkarta, Inc	107
40,572	*,e	Novavax, Inc	2,988
17,085	*	Nurix Therapeutics, Inc	239
35,946	*,e	Nuvation Bio, Inc	189
100,765	*,e	Ocugen, Inc	333
41,830	*	Ocular Therapeutix, Inc	207

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
153,552	*	Olema Pharmaceuticals, Inc	$654
29,642	*,e	Omeros Corp	178
38,675	*,e	Oncocyte Corp	58
238,337	*,e	Opko Health, Inc	820
14,566	*	Oramed Pharmaceuticals, Inc	126
13,691	*	Organogenesis Holdings Inc	104
127,492		Organon & Co	4,453
16,096	*	ORIC Pharmaceuticals, Inc	86
333,993	*,e	Outlook Therapeutics, Inc	595
54,447	*,e	Oyster Point Pharma, Inc	634
100,456	*	Pacific Biosciences of California, Inc	914
23,821	*	Pacira BioSciences Inc	1,818
17,330	*,e	Paratek Pharmaceuticals, Inc	51
8,093	*	Passage Bio, Inc	25
67,725		PerkinElmer, Inc	11,815
73,370		Perrigo Co plc	2,820
19,507	*	Personalis, Inc	160
2,952,007		Pfizer, Inc	152,825
6,396	*,e	Phathom Pharmaceuticals, Inc	87
12,927		Phibro Animal Health Corp	258
13,444	*,e	Pliant Therapeutics, Inc	94
14,315	*,e	PMV Pharmaceuticals, Inc	298
48,133	*	Praxis Precision Medicines, Inc	491
39,456	*	Precigen, Inc	83
22,592	*	Precision BioSciences Inc	70
5,217	*,e	Prelude Therapeutics, Inc	36
27,333	*	Prestige Consumer Healthcare, Inc.	1,447
51,583	*,†	Progenics Pharmaceuticals, Inc	0
15,994	*	Prometheus Biosciences, Inc	604
22,557	*	Protagonist Therapeutics, Inc	534
18,603	*	Prothena Corp plc	680
25,243	*,e	Provention Bio, Inc	185
37,990	*	PTC Therapeutics, Inc	1,417
20,506	*	Puma Biotechnology, Inc	59
125,141	*	QIAGEN NV	6,132
16,838	*	Quanterix Corp	492
27,010	*	Radius Health, Inc	239
6,533	*	RAPT Therapeutics, Inc	144
14,987	*,e	Reata Pharmaceuticals, Inc	491
61,485	*,e	Recursion Pharmaceuticals, Inc	440
54,022	*	Regeneron Pharmaceuticals, Inc	37,730
19,715	*	REGENXBIO, Inc	654
31,945	*	Relay Therapeutics, Inc	956
8,368	*	Relmada Therapeutics, Inc	226
30,248	*	Repligen Corp	5,689
10,254	*	Replimune Group, Inc	174
33,815	*	Revance Therapeutics, Inc	659
32,407	*,e	REVOLUTION Medicines, Inc	827
24,038	*	Rhythm Pharmaceuticals, Inc	277
86,450	*	Rigel Pharmaceuticals, Inc	259
20,281	*	Rocket Pharmaceuticals, Inc	322
180,548		Royalty Pharma plc	7,034
22,395	*,e	Rubius Therapeutics, Inc	123
28,225	*	Sage Therapeutics, Inc	934
46,510	*,e	Sana Biotechnology, Inc	384
52,234	*	Sangamo Therapeutics Inc	304
41,917	*	Sarepta Therapeutics, Inc	3,275
13,353	*,e	Scholar Rock Holding Corp	172
72,859	*	Seagen, Inc	10,495
22,417	*,e	Seer, Inc	342
48,754	*	Selecta Biosciences, Inc	60
37,976	*	Seres Therapeutics, Inc	270
93,280	*,e	Sesen Bio, Inc	56
14,514	*	Shattuck Labs, Inc	62

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,191	*	SIGA Technologies, Inc	$250
7,098	*	Silverback Therapeutics, Inc	25
6,168	*	Solid Biosciences, Inc	7
127,563	*,e	Sorrento Therapeutics, Inc	297
43,033	*	Sotera Health Co	932
56,104	*,e	Spectrum Pharmaceuticals, Inc	72
15,930	*	SpringWorks Therapeutics, Inc	899
10,464	*	Stoke Therapeutics, Inc	220
26,807	*	Supernus Pharmaceuticals, Inc	866
15,843	*	Sutro Biopharma, Inc	130
24,529	*	Syndax Pharmaceuticals, Inc	426
55,220	*	Syneos Health, Inc	4,470
9,466	*	Syros Pharmaceuticals, Inc	11
12,149	*,e	Taysha Gene Therapies, Inc	79
9,709	*,e	TCR2 Therapeutics Inc	27
69,942	*	TG Therapeutics, Inc	665
114,084	*,e	TherapeuticsMD, Inc	43
29,259	*	Theravance Biopharma, Inc	280
207,814		Thermo Fisher Scientific, Inc	122,745
180,181	*,e	Tonix Pharmaceuticals Holding Corp	42
25,726	*	Travere Therapeutics, Inc	663
25,134	*	Turning Point Therapeutics Inc	675
26,284	*	Twist Bioscience Corp	1,298
33,751	*	Ultragenyx Pharmaceutical, Inc	2,451
22,243	*	United Therapeutics Corp	3,991
12,098	*,e	UroGen Pharma Ltd	105
31,395	*	Vanda Pharmaceuticals, Inc	355
65,175	*,e	Vaxart Inc	329
21,774	*	Vaxcyte, Inc	526
102,172	*,e	VBI Vaccines, Inc	170
29,297	*	Vera Therapeutics, Inc	688
36,815	*	Veracyte, Inc	1,015
97,480	*	Verastem, Inc	137
24,994	*	Vericel Corp	955
134,613	*	Vertex Pharmaceuticals, Inc	35,130
8,512	*,e	Verve Therapeutics, Inc	194
629,110		Viatris, Inc	6,845
29,514	*	Viking Therapeutics, Inc	89
32,800	*	Vir Biotechnology, Inc	844
19,787	*	Viracta Therapeutics, Inc	94
104,364	*	VistaGen Therapeutics, Inc	129
6,387	*,e	Vor BioPharma, Inc	39
32,065	*	Waters Corp	9,953
39,150	*	WaVe Life Sciences Ltd	78
39,169		West Pharmaceutical Services, Inc	16,087
11,934	e	XBiotech, Inc	103
27,098	*	Xencor, Inc	723
19,065	*	Y-mAbs Therapeutics, Inc	227
18,143	*	Zentalis Pharmaceuticals, Inc	837
710,503	*,e	ZIOPHARM Oncology, Inc	464
249,326		Zoetis, Inc	47,020
33,098	*,e	Zogenix, Inc	23
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,814,888
REAL ESTATE - 3.5%
46,252		Acadia Realty Trust	1,002
36,654		Agree Realty Corp	2,432
47,563		Alexander & Baldwin, Inc	1,103
1,329		Alexander's, Inc	341
87,957		Alexandria Real Estate Equities, Inc	17,701
28,646		American Assets Trust, Inc	1,085
75,200		American Campus Communities, Inc	4,209
991		American Finance Trust, Inc	8
152,675		American Homes 4 Rent	6,112

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
237,663		American Tower Corp	$59,706
133,721		Americold Realty Trust	3,728
85,829		Apartment Income REIT Corp	4,588
79,626	*	Apartment Investment and Management Co	583
113,878		Apple Hospitality REIT, Inc	2,046
31,681		Armada Hoffler Properties, Inc	463
5,980	*,e	Ashford Hospitality Trust, Inc	61
72,533		AvalonBay Communities, Inc	18,015
86,787		Boston Properties, Inc	11,178
92,621		Brandywine Realty Trust	1,310
162,598		Brixmor Property Group, Inc	4,197
77,650		Broadstone Net Lease, Inc	1,691
52,715		Camden Property Trust	8,761
50,740		CareTrust REIT, Inc	979
29,192		CatchMark Timber Trust, Inc	239
173,280		CBRE Group, Inc	15,859
9,060		Centerspace	889
28,285	*	Chatham Lodging Trust	390
21,833		City Office REIT, Inc	386
10,462		Clipper Realty, Inc	95
9,586		Community Healthcare Trust, Inc	405
61,652		Corporate Office Properties Trust	1,760
84,914		Cousins Properties, Inc	3,421
227,820		Crown Castle International Corp	42,056
3,998	e	CTO Realty Growth, Inc	265
110,271		CubeSmart	5,737
66,192	*	Cushman & Wakefield plc	1,358
114,160	*	DiamondRock Hospitality Co	1,153
149,930		Digital Realty Trust, Inc	21,260
279,022	*	DigitalBridge Group, Inc	2,009
136,618		Diversified Healthcare Trust	437
39,190		Douglas Elliman, Inc	286
91,371		Douglas Emmett, Inc	3,054
196,555		Duke Realty Corp	11,412
45,431		Easterly Government Properties, Inc	960
21,698		EastGroup Properties, Inc	4,411
82,308		Empire State Realty Trust, Inc	808
40,647		EPR Properties	2,224
47,048		Equinix, Inc	34,892
62,602	*	Equity Commonwealth	1,766
96,734		Equity Lifestyle Properties, Inc	7,398
196,834		Equity Residential	17,699
63,885		Essential Properties Realty Trust, Inc	1,616
34,070		Essex Property Trust, Inc	11,771
28,436	e	eXp World Holdings Inc	602
69,414		Extra Space Storage, Inc	14,272
19,962		Farmland Partners, Inc	275
39,750		Federal Realty Investment Trust	4,852
67,202		First Industrial Realty Trust, Inc	4,160
425	*	Forestar Group, Inc	8
44,705		Four Corners Property Trust, Inc	1,209
72,511		Franklin Street Properties Corp	428
4,942	*	FRP Holdings, Inc	286
109,186		Gaming and Leisure Properties, Inc	5,124
18,198		Getty Realty Corp	521
17,811		Gladstone Commercial Corp	392
11,325	e	Gladstone Land Corp	412
30,930		Global Medical REIT, Inc	505
44,961		Global Net Lease, Inc	707
82,789		Healthcare Realty Trust, Inc	2,275
119,524		Healthcare Trust of America, Inc	3,746
279,927		Healthpeak Properties Inc	9,610
27,708	*	Hersha Hospitality Trust	252
59,455		Highwoods Properties, Inc	2,719

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
366,232		Host Hotels and Resorts, Inc	$7,116
22,285	*	Howard Hughes Corp	2,309
80,595		Hudson Pacific Properties	2,237
115,925		Independence Realty Trust, Inc	3,065
34,891		Industrial Logistics Properties Trust	791
12,344		Innovative Industrial Properties, Inc	2,535
307,088		Invitation Homes, Inc	12,339
146,394		Iron Mountain, Inc	8,112
38,621	e	iStar Inc	904
64,898		JBG SMITH Properties	1,896
26,164	*	Jones Lang LaSalle, Inc	6,265
44,610		Kennedy-Wilson Holdings, Inc	1,088
63,758		Kilroy Realty Corp	4,872
300,353		Kimco Realty Corp	7,419
118,460		Kite Realty Group Trust	2,697
47,334		Lamar Advertising Co	5,499
144,484		Lexington Realty Trust	2,268
42,193		Life Storage, Inc	5,925
21,247		LTC Properties, Inc	817
107,859		Macerich Co	1,687
47,939	*	Mack-Cali Realty Corp	834
11,498		Marcus & Millichap, Inc	606
283,531		Medical Properties Trust, Inc	5,994
61,102		Mid-America Apartment Communities, Inc	12,798
23,875		National Health Investors, Inc	1,409
99,376		National Retail Properties, Inc	4,466
38,309		National Storage Affiliates Trust	2,404
21,654		NETSTREIT Corp	486
81,428		Newmark Group, Inc	1,296
12,730		NexPoint Residential Trust, Inc	1,150
23,677		Office Properties Income Trust	609
129,929		Omega Healthcare Investors, Inc	4,049
9,166		One Liberty Properties, Inc	282
228,590	*,e	Opendoor Technologies, Inc	1,977
29,999		Orion Office REIT, Inc	420
76,197		Outfront Media, Inc	2,166
101,864		Paramount Group, Inc	1,111
132,332		Park Hotels & Resorts, Inc	2,584
71,223		Pebblebrook Hotel Trust	1,744
59,852	e	Phillips Edison & Co, Inc	2,058
107,460		Physicians Realty Trust	1,885
71,716		Piedmont Office Realty Trust, Inc	1,235
13,733		Plymouth Industrial REIT, Inc	372
34,013		PotlatchDeltic Corp	1,794
21,687		Preferred Apartment Communities, Inc	541
388,408		Prologis, Inc	62,720
10,961		PS Business Parks, Inc	1,842
78,711		Public Storage, Inc	30,719
75,814		Rayonier, Inc	3,117
13,117		Re/Max Holdings, Inc	364
62,854	*	Realogy Holdings Corp	986
296,411		Realty Income Corp	20,541
57,095	*,e	Redfin Corp	1,030
92,769		Regency Centers Corp	6,618
63,462		Retail Opportunities Investment Corp	1,231
11,764		Retail Value, Inc	36
84,858		Rexford Industrial Realty, Inc	6,330
92,471		RLJ Lodging Trust	1,302
5,123		RMR Group, Inc	159
57,913		RPT Realty	797
29,351	*	Ryman Hospitality Properties	2,723
116,469		Sabra Healthcare REIT, Inc	1,734
7,521		Safehold, Inc	417
6,451		Saul Centers, Inc	340

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
57,350		SBA Communications Corp	$19,734
18,501	*,e	Seritage Growth Properties	234
93,168		Service Properties Trust	823
172,442		Simon Property Group, Inc	22,686
103,764		SITE Centers Corp	1,734
38,202	e	SL Green Realty Corp	3,101
62,949		Spirit Realty Capital, Inc	2,897
18,561		St. Joe Co	1,100
84,224		STAG Industrial, Inc	3,483
134,185		STORE Capital Corp	3,922
73,018	*	Summit Hotel Properties, Inc	727
60,721		Sun Communities, Inc	10,644
117,301	*	Sunstone Hotel Investors, Inc	1,382
54,135		Tanger Factory Outlet Centers, Inc	931
12,164	*	Tejon Ranch Co	222
35,329		Terreno Realty Corp	2,616
162,250		UDR, Inc	9,308
20,169		UMH Properties, Inc	496
81,711		Uniti Group, Inc	1,124
9,264		Universal Health Realty Income Trust	541
70,770		Urban Edge Properties	1,352
20,808		Urstadt Biddle Properties, Inc (Class A)	391
214,672		Ventas, Inc	13,258
337,627		VICI Properties, Inc	9,609
96,380		Vornado Realty Trust	4,368
46,196		Washington REIT	1,178
229,555		Welltower, Inc	22,069
397,195		Weyerhaeuser Co	15,054
25,132		Whitestone REIT	333
95,264		WP Carey, Inc	7,701
62,184	*	Xenia Hotels & Resorts, Inc	1,200
32,630	*	Zillow Group, Inc (Class A)	1,574
90,080	*	Zillow Group, Inc (Class C)	4,440
		TOTAL REAL ESTATE	847,019
RETAILING - 5.9%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	233
18,402		Aaron's Co, Inc	370
23,424	*	Abercrombie & Fitch Co (Class A)	749
36,738		Academy Sports & Outdoors, Inc	1,447
33,209		Advance Auto Parts, Inc	6,873
229,517	*	Amazon.com, Inc	748,214
85,497	e	American Eagle Outfitters, Inc	1,436
3,312	*	America's Car-Mart, Inc	267
65,041		Arko Corp	592
10,565	*	Asbury Automotive Group, Inc	1,693
24,494	*	Autonation, Inc	2,439
10,963	*	AutoZone, Inc	22,415
20,976	*	Barnes & Noble Education, Inc	75
132,327		Bath & Body Works, Inc	6,325
27,869	*,e	Bed Bath & Beyond, Inc	628
131,568		Best Buy Co, Inc	11,960
11,361	e	Big 5 Sporting Goods Corp	195
20,052		Big Lots, Inc	694
15,681	*	Boot Barn Holdings, Inc	1,486
14,004		Buckle, Inc	463
36,184	*	Burlington Stores, Inc	6,592
20,111		Caleres, Inc	389
22,123	e	Camping World Holdings, Inc	618
85,911	*	CarMax, Inc	8,289
19,398	*	CarParts.com, Inc	130
42,371	*	Carvana Co	5,054
12,003		Cato Corp (Class A)	176
66,517	*	Chico's FAS, Inc	319

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,673	*	Children's Place, Inc	$378
6,121	*	Citi Trends, Inc	187
13,169	*,e	Conn's, Inc	203
11,400	*	Container Store Group, Inc	93
32,814	*	Designer Brands, Inc	443
28,635	e	Dick's Sporting Goods, Inc	2,864
3,340	e	Dillard's, Inc (Class A)	896
123,132		Dollar General Corp	27,413
118,105	*	Dollar Tree, Inc	18,915
78,210	*	DoorDash, Inc	9,165
7,236	*	Duluth Holdings, Inc	88
325,605		eBay, Inc	18,644
66,094	*	Etsy, Inc	8,214
30,809	*	Five Below, Inc	4,879
55,907	*	Floor & Decor Holdings, Inc	4,528
33,391		Foot Locker, Inc	990
11,421		Franchise Group, Inc	473
10,965	*	Funko, Inc	189
30,769	*,e	GameStop Corp (Class A)	5,126
81,317		Gap, Inc	1,145
7,998	*	Genesco, Inc	509
70,631		Genuine Parts Co	8,901
9,591		Group 1 Automotive, Inc	1,610
12,244	*,e	Groupon, Inc	235
29,518	*,e	GrowGeneration Corp	272
21,962	e	Guess?, Inc	480
9,098		Haverty Furniture Cos, Inc	249
9,181		Hibbett Sports, Inc	407
552,255		Home Depot, Inc	165,306
77,621		Kohl's Corp	4,693
9,431	*	Lands' End, Inc	160
59,869	*	Leslie's, Inc	1,159
19,090	*	Liquidity Services, Inc	327
15,893		Lithia Motors, Inc (Class A)	4,770
133,711		LKQ Corp	6,072
356,504		Lowe's Companies, Inc	72,082
19,294	*	Lumber Liquidators, Inc	271
172,372		Macy's, Inc	4,199
11,739	*	MarineMax, Inc	473
18,107		Monro Muffler, Inc	803
13,744		Murphy USA, Inc	2,748
47,869	*	National Vision Holdings, Inc	2,086
60,699		Nordstrom, Inc	1,646
18,624	*	ODP Corp	854
35,834	*	Ollie's Bargain Outlet Holdings, Inc	1,539
5,690		OneWater Marine, Inc	196
34,901	*	O'Reilly Automotive, Inc	23,906
24,586	*,e	Overstock.com, Inc	1,082
60,315	*	Party City Holdco, Inc	216
13,329		Penske Auto Group, Inc	1,249
40,988	*,e	Petco Health & Wellness Co, Inc	802
14,105	e	PetMed Express, Inc	364
20,231		Pool Corp	8,555
41,549	*,e	Porch Group, Inc	289
53,361	*	Quotient Technology, Inc	340
130,909		Qurate Retail Group, Inc QVC Group	623
42,901	*	RealReal, Inc	311
35,975		Rent-A-Center, Inc	906
19,596	*	Revolve Group, Inc	1,052
9,426	*	RH	3,074
189,042		Ross Stores, Inc	17,101
66,571	*	Sally Beauty Holdings, Inc	1,041
33,875	*,e	Shift Technologies, Inc	75
4,712		Shoe Carnival, Inc	137

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,499		Shutterstock, Inc	$1,256
29,200		Signet Jewelers Ltd	2,123
13,058	*	Sleep Number Corp	662
11,945		Sonic Automotive, Inc (Class A)	508
19,952	*	Sportsman's Warehouse Holdings, Inc	213
32,244	*	Stitch Fix Inc	325
253,127		Target Corp	53,719
6,790		Tilly's, Inc	64
635,198		TJX Companies, Inc	38,480
59,954		Tractor Supply Co	13,991
27,026	*	Ulta Beauty, Inc	10,762
37,439	*	Urban Outfitters, Inc	940
41,105	*	Victoria's Secret & Co	2,111
63,231	*,e	Vroom, Inc	168
41,399	*,e	Wayfair, Inc	4,586
41,140		Williams-Sonoma, Inc	5,965
1,945		Winmark Corp	428
4,344	*,e	Xometry, Inc	160
11,661	*	Zumiez, Inc	446
		TOTAL RETAILING	1,415,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
862,773	*	Advanced Micro Devices, Inc	94,336
26,133	*	Allegro MicroSystems, Inc	742
15,539	*	Alpha & Omega Semiconductor Ltd	849
19,074	*	Ambarella, Inc	2,001
55,705		Amkor Technology, Inc	1,210
277,268		Analog Devices, Inc	45,799
468,680		Applied Materials, Inc	61,772
10,142	*,e	Atomera, Inc	132
20,849	*	Axcelis Technologies, Inc	1,575
26,991	*	AXT, Inc	189
213,453		Broadcom, Inc	134,407
39,365		Brooks Automation, Inc	3,263
15,710	*	Ceva, Inc	639
31,760	*	Cirrus Logic, Inc	2,693
12,415		CMC Materials, Inc	2,302
26,675	*	Cohu, Inc	790
23,788	*	Diodes, Inc	2,069
70,419	*	Enphase Energy, Inc	14,209
66,933		Entegris, Inc	8,786
58,223	*	First Solar, Inc	4,876
42,439	*	Formfactor, Inc	1,784
28,123	*	GLOBALFOUNDRIES, Inc	1,755
15,133	*	Ichor Holdings Ltd	539
13,074	*	Impinj, Inc	831
2,131,270		Intel Corp	105,626
79,888		KLA Corp	29,244
42,347	*,e	Kopin Corp	107
33,411		Kulicke & Soffa Industries, Inc	1,872
73,678		Lam Research Corp	39,610
75,431	*	Lattice Semiconductor Corp	4,597
29,103	*	MACOM Technology Solutions Holdings, Inc	1,742
445,569		Marvell Technology, Inc	31,952
38,172	*	MaxLinear, Inc	2,227
118,061	*,e	Meta Materials, Inc	197
284,904		Microchip Technology, Inc	21,408
593,350		Micron Technology, Inc	46,216
26,862		MKS Instruments, Inc	4,029
23,066		Monolithic Power Systems, Inc	11,203
26,573	*	Nanometrics, Inc	2,309
21,168	*	NeoPhotonics Corp Ltd	322
3,184		NVE Corp	173
1,263,783		NVIDIA Corp	344,836

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
140,051		NXP Semiconductors NV	$25,921
220,276	*	ON Semiconductor Corp	13,791
20,605	*	PDF Solutions, Inc	574
46,544	*	Photronics, Inc	790
33,225		Power Integrations, Inc	3,079
55,854	*	Qorvo, Inc	6,931
595,313		QUALCOMM, Inc	90,976
61,164	*	Rambus, Inc	1,951
35,296	*	Semtech Corp	2,447
21,183	*	Silicon Laboratories, Inc	3,182
7,023	*	SiTime Corp	1,740
84,315	e	Skyworks Solutions, Inc	11,237
15,494	*	SMART Global Holdings, Inc	400
42,585	*,e	SunPower Corp	915
19,257	*	Synaptics, Inc	3,842
85,656		Teradyne, Inc	10,127
487,900		Texas Instruments, Inc	89,520
23,500	*	Ultra Clean Holdings	996
24,314		Universal Display Corp	4,059
34,384	*	Veeco Instruments, Inc	935
62,345	*	Wolfspeed Inc	7,099
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,315,730
SOFTWARE & SERVICES - 13.8%
65,506	*	8x8, Inc	825
32,215		A10 Networks, Inc	449
336,012		Accenture plc	113,313
68,208	*	ACI Worldwide, Inc	2,148
249,141	*	Adobe, Inc	113,514
11,056	*	Agilysys, Inc	441
82,582	*	Akamai Technologies, Inc	9,859
26,945	*	Alarm.com Holdings, Inc	1,791
15,192	*	Alkami Technology, Inc	217
27,328		Alliance Data Systems Corp	1,534
24,769	*,e	Altair Engineering, Inc	1,595
32,290	*	Alteryx, Inc	2,310
63,407		Amdocs Ltd	5,213
15,720		American Software, Inc (Class A)	328
78,020	*	Anaplan, Inc	5,075
45,731	*	Ansys, Inc	14,526
9,509	*	Appfolio, Inc	1,077
20,140	*,e	Appian Corp	1,225
40,356	*,e	Asana, Inc	1,613
33,910	*	Aspen Technology, Inc	5,608
72,802	*	Atlassian Corp plc	21,391
114,861	*	Autodesk, Inc	24,620
223,240		Automatic Data Processing, Inc	50,796
46,044	*	Avalara, Inc	4,582
45,036	*	Avaya Holdings Corp	571
11,374	*	Benefitfocus, Inc	144
74,063		Bentley Systems, Inc	3,272
24,476	*	BigCommerce Holdings, Inc	536
49,304	*	Bill.Com Holdings, Inc	11,182
82,754	*	Black Knight, Inc	4,799
26,411	*	Blackbaud, Inc	1,581
29,853	*	Blackline, Inc	2,186
256,827	*	Block, Inc	34,826
24,159	*	Bottomline Technologies, Inc	1,369
66,925	*	Box, Inc	1,945
20,694	*	Brightcove, Inc	161
61,037		Broadridge Financial Solutions, Inc	9,504
25,858	*	BTRS Holdings, Inc	193
42,696	*,e	C3.ai, Inc	969
144,241	*	Cadence Design Systems, Inc	23,722

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
31,787	*	Cantaloupe, Inc	$215
10,596		Cass Information Systems, Inc	391
66,103		CDK Global, Inc	3,218
22,039	*	Cerence Inc	796
66,788	*	Ceridian HCM Holding, Inc	4,566
15,814	*	ChannelAdvisor Corp	262
68,044		Citrix Systems, Inc	6,866
17,869	*,e	Cleanspark, Inc	221
135,440	*	Cloudflare, Inc	16,212
277,107		Cognizant Technology Solutions Corp (Class A)	24,848
20,876	*	Commvault Systems, Inc	1,385
21,043		Concentrix Corp	3,505
91,431	*	Conduent, Inc	472
7,805	*	Consensus Cloud Solutions, Inc	469
40,201	*	Coupa Software, Inc	4,086
104,091	*	Crowdstrike Holdings, Inc	23,637
6,968	*	CS Disco, Inc	237
17,763		CSG Systems International, Inc	1,129
133,433	*	Datadog, Inc	20,211
13,627	*,e	Datto Holding Corp	364
7,264	*,e	Digimarc Corp	192
46,104	*	Digital Turbine, Inc	2,020
26,690	*	DigitalOcean Holdings, Inc	1,544
103,146	*	DocuSign, Inc	11,049
35,265		Dolby Laboratories, Inc (Class A)	2,758
15,039	*	Domo, Inc	761
35,232	*	DoubleVerify Holdings, Inc	887
165,340	*	Dropbox, Inc	3,844
40,815	*	Duck Creek Technologies, Inc	903
125,003	*	DXC Technology Co	4,079
106,722	*	Dynatrace, Inc	5,027
87,429	*,e	E2open Parent Holdings, Inc	770
17,480		Ebix, Inc	579
37,517	*	Elastic NV	3,337
30,234	*	Envestnet, Inc	2,251
28,803	*	EPAM Systems, Inc	8,543
27,813	*	Euronet Worldwide, Inc	3,620
21,053	*	Everbridge, Inc	919
31,074		EVERTEC, Inc	1,272
25,590	*	Evo Payments, Inc	591
17,218	*	ExlService Holdings, Inc	2,467
14,532	*	Fair Isaac Corp	6,779
58,075	*,e	Fastly, Inc	1,009
326,984		Fidelity National Information Services, Inc	32,836
127,712	*	FireEye, Inc	2,849
312,691	*	Fiserv, Inc	31,707
37,675	*	Five9, Inc	4,159
42,717	*	FleetCor Technologies, Inc	10,639
33,603	*	Flywire Corp	1,028
70,105	*	Fortinet, Inc	23,958
40,808	*	Gartner, Inc	12,139
94,449		Genpact Ltd	4,109
149,507		Global Payments, Inc	20,459
21,651	*	Globant S.A.	5,674
86,670	*	GoDaddy, Inc	7,254
15,258	*	Grid Dynamics Holdings, Inc	215
46,084	*	Guidewire Software, Inc	4,360
17,956		Hackett Group, Inc	414
24,272	*	HubSpot, Inc	11,528
9,245	*	I3 Verticals, Inc	258
17,943	*	Informatica, Inc	354
4,355	*,e	Intelligent Systems Corp	119
18,324		InterDigital, Inc	1,169
470,997		International Business Machines Corp	61,239

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,645	*	International Money Express Inc	$281
139,961		Intuit, Inc	67,299
37,546		Jack Henry & Associates, Inc	7,398
29,050	*,e	Jamf Holding Corp	1,011
28,159	*	JFrog Ltd	759
95,867	*	Kyndryl Holdings, Inc	1,258
50,961	*	Limelight Networks, Inc	266
34,967	*	Liveperson, Inc	854
35,615	*	LiveRamp Holdings, Inc	1,332
32,654	*	Manhattan Associates, Inc	4,529
52,095	*,e	Marathon Digital Holdings, Inc	1,456
456,490		Mastercard, Inc (Class A)	163,140
31,583		MAXIMUS, Inc	2,367
11,893	*,e	MeridianLink, Inc	215
3,985,216		Microsoft Corp	1,228,682
4,156	*,e	MicroStrategy, Inc (Class A)	2,021
27,289	*	Mimecast Ltd	2,171
22,456	*	Mitek Systems, Inc	329
14,483	*	Model N, Inc	390
35,218	*	MoneyGram International, Inc	372
33,619	*	MongoDB, Inc	14,913
19,169	*	N-Able, Inc	174
25,933	*	nCino OpCo, Inc	1,063
68,992	*	NCR Corp	2,773
30,028	*	New Relic, Inc	2,008
283,454		NortonLifelock, Inc	7,517
105,783	*	Nutanix, Inc	2,837
68,248	*	Okta, Inc	10,303
4,837	*	ON24, Inc	64
21,489	*	OneSpan, Inc	310
852,468		Oracle Corp	70,525
41,005	*	Pagerduty, Inc	1,402
862,353	*	Palantir Technologies, Inc	11,840
51,087	*	Palo Alto Networks, Inc	31,802
44,842	*	Paya Holdings, Inc	263
168,005		Paychex, Inc	22,928
26,642	*	Paycom Software, Inc	9,228
11,105	*,e	Paycor HCM, Inc	323
20,584	*	Paylocity Holding Corp	4,236
618,641	*	PayPal Holdings, Inc	71,546
225,806	*,e	Paysafe Ltd	765
22,404		Pegasystems, Inc	1,807
17,663	*	Perficient, Inc	1,945
23,740	*	Ping Identity Holding Corp	651
31,944	*	Procore Technologies, Inc	1,851
23,997		Progress Software Corp	1,130
19,034	*	PROS Holdings, Inc	634
57,208	*	PTC, Inc	6,162
29,530	*	Q2 Holdings, Inc	1,821
18,605	*	Qualys, Inc	2,650
19,217	*,e	Rackspace Technology, Inc	214
31,056	*	Rapid7, Inc	3,455
42,004	*	Repay Holdings Corp	620
44,149	*	RingCentral, Inc	5,175
84,673	*,e	Riot Blockchain, Inc	1,793
186,641	*	Sabre Corp	2,133
52,403	*	SailPoint Technologies Holding, Inc	2,682
493,667	*	salesforce.com, Inc	104,815
15,268		Sapiens International Corp NV	388
4,599	*	SecureWorks Corp	61
105,559	*	ServiceNow, Inc	58,785
23,585	*	Shift4 Payments, Inc	1,461
4,906	*	ShotSpotter, Inc	136
66,115	*	Smartsheet, Inc	3,622

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
104,932	*	Snowflake, Inc	$24,043
19,169		SolarWinds Corp	255
85,374	*	Splunk, Inc	12,687
24,107	*	Sprout Social, Inc	1,931
19,690	*	SPS Commerce, Inc	2,583
111,085		SS&C Technologies Holdings, Inc	8,334
120,616	*	StoneCo Ltd	1,411
44,512	*	Sumo Logic, Inc	519
70,963	*	SVMK, Inc	1,154
62,944		Switch, Inc	1,940
78,737	*	Synopsys, Inc	26,241
21,512	*	Telos Corp	214
49,510	*	Tenable Holdings, Inc	2,861
51,680	*	Teradata Corp	2,547
228,032	*	Trade Desk, Inc	15,791
10,054		TTEC Holdings, Inc	830
6,516	*,e	Tucows, Inc	445
22,872	*	Turing Holding Corp	476
90,362	*	Twilio, Inc	14,893
21,091	*	Tyler Technologies, Inc	9,383
38,674	*	Unisys Corp	836
80,847	*	Unity Software, Inc	8,021
15,606	*	Upland Software, Inc	275
56,469	*	Varonis Systems, Inc	2,685
35,164	*	Verint Systems, Inc	1,818
49,603	*	VeriSign, Inc	11,035
13,662	*,e	Veritone, Inc	250
63,620	*	Verra Mobility Corp	1,036
6,012	*	Viant Technology, Inc	39
32,131	*,e	VirnetX Holding Corp	52
877,433		Visa, Inc (Class A)	194,588
115,810		VMware, Inc (Class A)	13,187
119,804	*	Vonage Holdings Corp	2,431
229,572		Western Union Co	4,302
24,535	*	WEX, Inc	4,378
29,289	*	Wix.com Ltd	3,060
100,015	*	Workday, Inc	23,950
22,930	*	Workiva, Inc	2,706
57,275		Xperi Holding Corp	992
55,032	*	Yext, Inc	379
60,907	*	Zendesk, Inc	7,326
115,895	*	Zoom Video Communications, Inc	13,586
41,021	*	Zscaler, Inc	9,898
55,037	*	Zuora Inc	824
		TOTAL SOFTWARE & SERVICES	3,288,901
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
66,252	*	3D Systems Corp	1,105
6,963	*	908 Devices, Inc	132
35,649		Adtran, Inc	658
20,999		Advanced Energy Industries, Inc	1,808
41,314	*,e	Aeva Technologies, Inc	179
18,515	*,e	Akoustis Technologies, Inc	120
307,977		Amphenol Corp (Class A)	23,206
8,162,327		Apple, Inc	1,425,224
126,832	*	Arista Networks, Inc	17,627
47,303	*	Arlo Technologies, Inc	419
36,241	*	Arrow Electronics, Inc	4,299
24,161	*	Avid Technology, Inc	843
54,480		Avnet, Inc	2,211
15,939		Badger Meter, Inc	1,589
24,142		Belden CDT, Inc	1,337
19,531		Benchmark Electronics, Inc	489
26,799	*	CalAmp Corp	196

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,887	*	Calix, Inc	$1,240
4,889	*	Cambium Networks Corp	116
9,824	*	Casa Systems, Inc	44
69,884		CDW Corp	12,502
79,273	*	Ciena Corp	4,806
2,236,560		Cisco Systems, Inc	124,711
8,964	*	Clearfield, Inc	585
93,925		Cognex Corp	7,246
11,456	*	Coherent, Inc	3,132
115,638	*	CommScope Holding Co, Inc	911
16,237		Comtech Telecommunications Corp	255
403,851		Corning, Inc	14,906
8,680	*,e	Corsair Gaming, Inc	184
17,421		CTS Corp	616
27,847	*	Daktronics, Inc	107
136,382	*	Dell Technologies, Inc	6,845
53,560	*	Diebold, Inc	360
18,652	*	Digi International, Inc	401
9,167	*	DZS, Inc	127
24,605	*,e	Eastman Kodak Co	161
20,159	*	EMCORE Corp	75
18,556	*	ePlus, Inc	1,040
79,396	*	Extreme Networks, Inc	969
30,171	*	F5 Networks, Inc	6,304
20,485	*	Fabrinet	2,154
9,925	*	FARO Technologies, Inc	515
58,321	*	Harmonic, Inc	542
707,951		Hewlett Packard Enterprise Co	11,830
572,365		HP, Inc	20,777
11,473	*	Identiv, Inc	186
57,079	*,e	II-VI, Inc	4,138
103,799	*,e	Infinera Corp	900
40,550	*,e	Inseego Corp	164
19,073	*	Insight Enterprises, Inc	2,047
19,271	*	IPG Photonics Corp	2,115
18,293	*	Iteris, Inc	55
24,355	*	Itron, Inc	1,283
71,253		Jabil Inc	4,398
163,210		Juniper Networks, Inc	6,065
96,308	*	Keysight Technologies, Inc	15,214
21,162	*	Kimball Electronics, Inc	423
48,573	*	Knowles Corp	1,046
10,929	*	KVH Industries, Inc	99
13,151		Littelfuse, Inc	3,280
36,595	*	Lumentum Holdings, Inc	3,572
20,833		Methode Electronics, Inc	901
86,400	*,e	Microvision, Inc	404
87,037		Motorola Solutions, Inc	21,080
15,874	*	Napco Security Technologies, Inc	326
72,088		National Instruments Corp	2,926
118,594		NetApp, Inc	9,843
16,454	*	Netgear, Inc	406
43,446	*	Netscout Systems, Inc	1,394
20,535	*	nLight, Inc	356
18,332	*	Novanta, Inc	2,608
9,244	*	OSI Systems, Inc	787
15,844	*,e	Ouster, Inc	71
12,941	*,e	PAR Technology Corp	522
8,216		PC Connection, Inc	430
18,613	*	Plantronics, Inc	733
17,083	*	Plexus Corp	1,398
148,433	*	Pure Storage, Inc	5,241
30,487	*,e	Quantum Corp	69
37,508	*	Ribbon Communications, Inc	116

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,376	*	Rogers Corp	$2,276
36,299	*	Sanmina Corp	1,467
17,777	*	Scansource, Inc	618
26,460	*	Super Micro Computer, Inc	1,007
22,861		SYNNEX Corp	2,360
24,117	*	Teledyne Technologies, Inc	11,398
129,908	*	Trimble Inc	9,372
20,652	*	TTM Technologies, Inc	306
8,166	*	Turtle Beach Corp	174
3,604	e	Ubiquiti, Inc	1,049
38,579	*	Velodyne Lidar, Inc	99
34,027	*	Viasat, Inc	1,661
136,006	*	Viavi Solutions, Inc	2,187
72,768		Vishay Intertechnology, Inc	1,426
9,508	*	Vishay Precision Group, Inc	306
92,880		Vontier Corp	2,358
155,579	*	Western Digital Corp	7,725
84,117		Xerox Holdings Corp	1,697
27,748	*	Zebra Technologies Corp (Class A)	11,479
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,858,464
TELECOMMUNICATION SERVICES - 1.1%
7,472	*	Anterix, Inc	433
3,788,211		AT&T, Inc	89,515
7,918		ATN International, Inc	316
12,460	*	Bandwidth Inc	404
25,280		Cogent Communications Group, Inc	1,677
48,355	*	Consolidated Communications Holdings, Inc	285
22,558	*	EchoStar Corp (Class A)	549
331,269	*,e	Globalstar, Inc	487
43,698	*,e	Gogo, Inc	833
11,096	*	IDT Corp (Class B)	378
60,764	*	Iridium Communications, Inc	2,450
29,453	*	Liberty Latin America Ltd (Class A)	286
84,348	*	Liberty Latin America Ltd (Class C)	809
554,638		Lumen Technologies, Inc	6,251
13,047	*	Ooma, Inc	195
23,995	*	Radius Global Infrastructure, Inc	343
26,373		Shenandoah Telecom Co	622
55,138		Telephone & Data Systems, Inc	1,041
9,932	*,e	Telesat Corp	164
314,734	*	T-Mobile US, Inc	40,396
9,529	*	US Cellular Corp	288
2,221,799		Verizon Communications, Inc	113,178
		TOTAL TELECOMMUNICATION SERVICES	260,900
TRANSPORTATION - 1.9%
37,928	*	Air Transport Services Group, Inc	1,269
60,779	*	Alaska Air Group, Inc	3,526
8,270	*	Allegiant Travel Co	1,343
4,307		Amerco, Inc	2,571
347,869	*,e	American Airlines Group, Inc	6,349
13,812		ArcBest Corp	1,112
15,514	*	Atlas Air Worldwide Holdings, Inc	1,340
22,038	*	Avis Budget Group, Inc	5,803
67,597		CH Robinson Worldwide, Inc	7,281
11,515	*	Copa Holdings S.A. (Class A)	963
23,634		Costamare, Inc	403
8,672		Covenant Transportation Group, Inc	187
1,171,178		CSX Corp	43,861
14,173	*	Daseke, Inc	143
351,191	*	Delta Air Lines, Inc	13,897
4,116	e	Eagle Bulk Shipping, Inc	280
85,367		Expeditors International of Washington, Inc	8,806

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
129,759		FedEx Corp	$30,025
14,836		Forward Air Corp	1,451
18,987	*	Frontier Group Holdings, Inc	215
17,525		Genco Shipping & Trading Ltd	414
50,638	*	GXO Logistics, Inc	3,612
27,588	*	Hawaiian Holdings, Inc	543
26,012		Heartland Express, Inc	366
18,067	*	Hub Group, Inc (Class A)	1,395
9,562	*	HyreCar, Inc	23
43,796		JB Hunt Transport Services, Inc	8,794
173,855	*	JetBlue Airways Corp	2,599
32,726	*	Kirby Corp	2,362
79,606		Knight-Swift Transportation Holdings, Inc	4,017
20,412		Landstar System, Inc	3,079
154,071	*	Lyft, Inc (Class A)	5,916
34,852		Marten Transport Ltd	619
23,449		Matson, Inc	2,828
19,117	*	Mesa Air Group, Inc	84
127,405		Norfolk Southern Corp	36,338
52,587		Old Dominion Freight Line	15,707
29,335	*	Radiant Logistics, Inc	187
25,040		Ryder System, Inc	1,986
33,371		Safe Bulkers, Inc	159
13,620	*	Saia, Inc	3,321
22,723		Schneider National, Inc	579
28,022	*	Skywest, Inc	808
314,707	*	Southwest Airlines Co	14,414
50,261	*	Spirit Airlines, Inc	1,099
9,455	*	Sun Country Airlines Holdings, Inc	248
71,175	*,e	TuSimple Holdings, Inc	868
862,402	*	Uber Technologies, Inc	30,770
339,367		Union Pacific Corp	92,718
177,925	*	United Airlines Holdings Inc	8,249
381,806		United Parcel Service, Inc (Class B)	81,882
6,297		Universal Logistics Holdings Inc	127
14,010	*	US Xpress Enterprises, Inc	54
36,247		Werner Enterprises, Inc	1,486
52,508	*	XPO Logistics, Inc	3,823
26,820	*	Yellow Corp	188
		TOTAL TRANSPORTATION	462,487
UTILITIES - 2.7%
362,922		AES Corp	9,338
28,646		Allete, Inc	1,919
137,659		Alliant Energy Corp	8,601
134,116		Ameren Corp	12,575
264,131		American Electric Power Co, Inc	26,352
20,132		American States Water Co	1,792
95,298		American Water Works Co, Inc	15,775
4,909		Artesian Resources Corp	238
69,836		Atmos Energy Corp	8,345
27,653	e	Avangrid, Inc	1,292
33,562		Avista Corp	1,515
34,402		Black Hills Corp	2,650
38,780	e	Brookfield Infrastructure Corp	2,926
72,027		Brookfield Renewable Corp	3,155
15,011	*,e	Cadiz, Inc	31
27,726		California Water Service Group	1,644
319,280		Centerpoint Energy, Inc	9,783
9,405		Chesapeake Utilities Corp	1,296
10,556		Clearway Energy, Inc (Class A)	352
47,061		Clearway Energy, Inc (Class C)	1,718
153,859		CMS Energy Corp	10,761
182,270		Consolidated Edison, Inc	17,257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
172,613		Constellation Energy Corp	$9,709
426,782		Dominion Energy, Inc	36,264
101,817		DTE Energy Co	13,461
409,511		Duke Energy Corp	45,726
195,908		Edison International	13,733
106,399		Entergy Corp	12,422
120,688		Essential Utilities Inc	6,171
119,824		Evergy, Inc	8,189
182,921		Eversource Energy	16,132
517,839		Exelon Corp	24,665
276,167		FirstEnergy Corp	12,665
6,410		Global Water Resources, Inc	107
57,902		Hawaiian Electric Industries, Inc	2,450
27,642		Idacorp, Inc	3,189
19,874		MGE Energy, Inc	1,586
11,759		Middlesex Water Co	1,237
44,613		National Fuel Gas Co	3,065
52,723		New Jersey Resources Corp	2,418
1,039,021		NextEra Energy, Inc	88,015
193,752		NiSource, Inc	6,161
14,483		Northwest Natural Holding Co	749
27,636		NorthWestern Corp	1,672
135,219		NRG Energy, Inc	5,187
96,380		OGE Energy Corp	3,930
29,641		ONE Gas, Inc	2,616
24,734		Ormat Technologies, Inc	2,024
22,455		Otter Tail Corp	1,403
1,050,750	*,b	PG&E Corp	12,546
55,268		Pinnacle West Capital Corp	4,316
31,702		PNM Resources, Inc	1,511
40,332		Portland General Electric Co	2,224
390,063		PPL Corp	11,140
263,097		Public Service Enterprise Group, Inc	18,417
11,616	*	Pure Cycle Corp	140
167,821		Sempra Energy	28,214
12,005		SJW Corp	835
58,642		South Jersey Industries, Inc	2,026
554,283		Southern Co	40,191
31,668		Southwest Gas Holdings Inc	2,479
26,256		Spire, Inc	1,884
46,961	*	Sunnova Energy International, Inc	1,083
105,006		UGI Corp	3,803
10,272		Unitil Corp	512
7,544	e	Via Renewables, Inc	62
268,521		Vistra Energy Corp	6,243
169,964		WEC Energy Group, Inc	16,964
286,281		Xcel Energy, Inc	20,661
9,006		York Water Co	405
		TOTAL UTILITIES	639,917
		TOTAL COMMON STOCKS	23,788,410
		(Cost $7,832,801)
		EXPIRATION
		DATE
RIGHTS/WARRANTS - 0.0%
MEDIA & ENTERTAINMENT - 0.0%
80,085	† Media General, Inc	0
	TOTAL MEDIA & ENTERTAINMENT	0

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			EXPIRATION	VALUE
SHARES		COMPANY	DATE	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,917	†	Chinook Therapeutics, Inc		$0
6,981	†	Tobira Therapeutics, Inc		0^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		0^
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,487		Quantum Corp	05/15/22	1
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		1
		TOTAL RIGHTS/WARRANTS		1
		(Cost $0)
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000		Federal Home Loan Bank (FHLB)	0.000%	04/08/22	10,000
10,000,000		FHLB	0.000	04/25/22	9,999
		TOTAL GOVERNMENT AGENCY DEBT			19,999
REPURCHASE AGREEMENT - 0.2%
35,055,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	35,055
		TOTAL REPURCHASE AGREEMENT			35,055
TREASURY DEBT - 0.0%
11,000,000		United States Cash Management Bill	0.000	04/12/22	10,999
		TOTAL TREASURY DEBT			10,999
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
100,990,092	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		100,990
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			100,990
		TOTAL SHORT-TERM INVESTMENTS			167,043
		(Cost $167,043)
		TOTAL INVESTMENTS - 100.4%			23,955,454
		(Cost $7,999,844)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(92,464)
		NET ASSETS - 100.0%			$23,862,990
	REIT	Real Estate Investment Trust
	^ Amount represents less than $1,000.
	* Non-income producing
	† Security is categorized as Level 3 in the fair value hierarchy.
	b	In bankruptcy
	c Investments made with cash collateral received from securities on loan.
	d All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $172,487,036.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $35,055,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $35,756,129.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
S&P 500 E Mini Index	237	06/17/22	$51,053	$53,689	$2,636

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

			REFERENCE				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD			RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.8%
AUTOMOBILES & COMPONENTS - 0.0%
$815,173	i	Adient US LLC	LIBOR 1M + 3.250%			3.707%	04/10/28	$801
847,326	i	Clarios Global LP	LIBOR	1M	+ 3.250%	3.707	04/30/26	836
2,003,410	i	Gates Global LLC	LIBOR	1M	+ 2.500%	3.250	03/31/27	1,972
		TOTAL AUTOMOBILES & COMPONENTS						3,609
CAPITAL GOODS - 0.1%
493,170	i	APi Group DE, Inc	LIBOR 1M + 2.750%			3.207	01/03/29	487
174,057	i	Avolon TLB Borrower US LLC	LIBOR	1M	+ 1.750%	2.500	01/15/25	171
221,063	i	Avolon TLB Borrower US LLC	LIBOR	1M	+ 1.500%	2.250	02/12/27	215
805,572	i	Beacon Roofing Supply, Inc	LIBOR	1M	+ 2.250%	2.707	05/19/28	792
840,631	i	Cornerstone Building Brands, Inc	LIBOR	1M	+ 3.250%	3.750	04/12/28	812
475,140	i	Prometric Holdings Inc	LIBOR	1M	+ 3.000%	4.000	01/29/25	466
1,347,869	i	TransDigm, Inc	LIBOR	1M	+ 2.250%	2.707	08/22/24	1,327
1,462,529	i	TransDigm, Inc	LIBOR	1M	+ 2.250%	2.707	05/30/25	1,435
		TOTAL CAPITAL GOODS						5,705
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
646,750	i	AECOM	LIBOR 1M + 1.750%			2.197	04/13/28	645
1,599,099	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%			3.500	05/31/25	1,591
2,511,995	i	Prime Security Services Borrower LLC	LIBOR	3M	+ 2.750%	3.500	09/23/26	2,491
764,225	i	Spin Holdco, Inc	LIBOR	3M	+ 4.000%	4.750	03/04/28	757
4,264,177	i	Trans Union LLC	LIBOR	1M	+ 2.250%	2.750	12/01/28	4,227
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES						9,711
CONSUMER DURABLES & APPAREL - 0.0%
388,394	i	Samsonite IP Holdings Sarl	LIBOR	1M	+ 1.750%	2.207	04/25/25	378
		TOTAL CONSUMER DURABLES & APPAREL						378
CONSUMER SERVICES - 0.1%
436,950	i	1011778 BC ULC	LIBOR 1M + 1.750%			2.207	11/19/26	427
1,192,013	i	Carnival Corp	LIBOR	3M	+ 3.250%	4.000	10/18/28	1,164
495,000	i	IRB Holding Corp	SOFR 3M + 3.000%			3.750	12/15/27	492
1,303,560	i	KFC Holding Co	LIBOR 1M + 1.750%			2.218	03/09/28	1,290
760,430	i	Scientific Games International, Inc	LIBOR	1M	+ 2.750%	3.207	08/14/24	757
1,990,000	i	Stars Group Holdings BV	LIBOR 3 M + 3.500%			3.256	07/21/26	1,972
		TOTAL CONSUMER SERVICES						6,102
DIVERSIFIED FINANCIALS - 0.0%
862,389	i	Lions Gate Capital Holdings LLC	LIBOR	1M	+ 2.250%	2.707	03/24/25	849
1,752,812	i	Reynolds Group Holdings, Inc	LIBOR	1M	+ 3.250%	3.707	02/05/26	1,705
		TOTAL DIVERSIFIED FINANCIALS						2,554
ENERGY - 0.0%
1,960,187	i	Buckeye Partners LP	LIBOR	1M	+ 2.250%	2.707	11/01/26	1,944
524,688	i	ChampionX Holding, Inc	LIBOR	3M	+ 5.000%	6.000	06/03/27	525
1,949,460	i	Delek US Holdings, Inc	LIBOR	1M	+ 2.250%	2.707	03/31/25	1,894
641,775	i	DT Midstream, Inc	LIBOR 1M + 2.000%			2.500	06/26/28	640
		TOTAL ENERGY						5,003
FOOD, BEVERAGE & TOBACCO - 0.0%
591,000	i	Chobani LLC	LIBOR 1M + 3.500%			4.500	10/20/27	580
881,955	i	Hostess Brands LLC	LIBOR 1M + 2.250%			3.000	08/01/25	869
		TOTAL FOOD, BEVERAGE & TOBACCO						1,449
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
492,010	i	Change Healthcare Holdings LLC	LIBOR	1M + 2.500%		3.500	03/01/24	489
2,192,180	i	Da Vinci Purchaser Corp	LIBOR	3M + 4.000%		5.006	01/08/27	2,180

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD			RATE	DATE	(000)
$975,056	i	DaVita, Inc	LIBOR 1M + 1.750%			2.207%	08/12/26	$967
411,449	i	Grifols Worldwide Operations USA, Inc	LIBOR	1M	+ 2.000%	2.457	11/15/27	404
375,000	h,i	II-VI, Inc	LIBOR 1 M + 2.750%			3.250	12/08/28	372
2,012,842	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR	1M	+ 3.750%	4.197	11/16/25	1,999
2,920,100	i	Select Medical Corp	LIBOR	1M	+ 2.250%	2.710	03/06/25	2,882
1,284,422	i	Team Health Holdings, Inc	LIBOR 3 M + 2.750%			6.250	03/02/27	1,218
		TOTAL HEALTH CARE EQUIPMENT & SERVICES						10,511
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
590,092	i	Weber-Stephen Products LLC	LIBOR	1M	+ 3.250%	4.000	10/29/27	571
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS						571
INSURANCE - 0.0%
149,250	i	Alliant Holdings Intermediate LLC	LIBOR	1M	+ 3.500%	4.000	11/05/27	148
1,960,000	i	NFP Corp	LIBOR 1M + 3.250%			3.707	02/15/27	1,922
2,442,455	i	USI, Inc	LIBOR	3M	+ 3.000%	4.006	05/16/24	2,424
		TOTAL INSURANCE						4,494
MATERIALS - 0.1%
1,723,750	i	Asplundh Tree Expert LLC	LIBOR	1M	+ 1.750%	2.207	09/07/27	1,702
1,288,578	i	Berry Global, Inc	LIBOR	1M	+ 1.750%	2.071	07/01/26	1,269
479,980	i	Ineos US Finance LLC	LIBOR 1M + 2.000%			2.449	03/31/24	471
297,463	i	Messer Industries USA, Inc	LIBOR	3M	+ 2.500%	2.724	03/01/26	293
858,000	i	PolyOne Corp	LIBOR 1M + 1.750%			2.207	01/30/26	858
300,576	i	Reynolds Consumer Products LLC	LIBOR	1M	+ 1.750%	2.207	02/04/27	295
1,175,606	i	Tamko Building Products, Inc	LIBOR	3M	+ 3.000%	3.299	05/29/26	1,149
144,638	i	WR Grace Holdings LLC	LIBOR 3M + 3.750%			4.813	09/22/28	143
		TOTAL MATERIALS						6,180
MEDIA & ENTERTAINMENT - 0.1%
1,640,304	i	Alliance Laundry Systems LLC	LIBOR	3M	+ 3.500%	4.250	10/08/27	1,623
345,625	i	Arterra Wines Canada, Inc	LIBOR	3M	+ 3.500%	4.506	11/19/27	342
419,688	i	Cablevision Lightpath LLC	LIBOR	1M	+ 3.250%	3.750	11/30/27	414
1,955,000	i	Charter Communications Operating LLC	LIBOR	1M	+ 1.750%	2.210	02/01/27	1,937
967,688	i	CNT Holdings I Corp	LIBOR	3M	+ 3.500%	4.250	11/08/27	961
708,724	i	CSC Holdings LLC	LIBOR 1M + 2.500%			2.897	04/15/27	695
500,000	i	Delta 2 Lux Sarl	LIBOR	1M	+ 2.500%	3.500	02/01/24	497
192,033	i	Diamond Sports Group LLC	SOFR 1M + 8.000%			9.000	05/25/26	194
977,500	†,i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%			3.545	08/24/26	335
1,337,000	i	DIRECTV Financing LLC	LIBOR	1M	+ 5.000%	5.750	08/02/27	1,334
800,000	i	Mozart Borrower LP	LIBOR	1M	+ 3.250%	3.750	10/23/28	792
319,651	i	Nielsen Finance LLC	LIBOR	1M	+ 2.000%	2.306	10/04/23	319
500,000	i	Phoenix Newco, Inc	LIBOR 1M + 3.500%			4.000	11/15/28	496
1,576,050	i	Radiate Holdco LLC	LIBOR 1 M + 3.250%			4.000	09/25/26	1,561
800,000	i	SkyMiles IP Ltd	LIBOR	3M + 3.750%		4.750	10/20/27	825
1,762,707	i	TK Elevator US Newco, Inc	LIBOR	6M + 3.500%		4.019	07/30/27	1,744
2,250,000	i	Virgin Media Bristol LLC	LIBOR	1M + 2.500%		2.897	01/31/28	2,219
		TOTAL MEDIA & ENTERTAINMENT						16,288
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
940,524	i	Avantor, Inc	LIBOR	1M + 2.250%		2.750	11/08/27	932
1,485,867	i	Bausch Health Americas, Inc	LIBOR	1M + 3.000%		3.457	06/02/25	1,472
1,511,749	i	Bausch Health Americas, Inc	LIBOR	1M + 2.750%		3.207	11/27/25	1,497
2,462,453	i	Catalent Pharma Solutions, Inc	LIBOR	1M + 2.000%		2.500	02/22/28	2,456
2,453,211	i	Endo Luxembourg Finance Co I Sarl	LIBOR	1M + 5.000%		5.750	03/27/28	2,293
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES						8,650
REAL ESTATE - 0.0%
1,354,850	i	Cushman & Wakefield plc	LIBOR	1M + 2.750%		3.207	08/21/25	1,335
		TOTAL REAL ESTATE						1,335

RETAILING - 0.0%

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE			MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD		RATE	DATE	(000)
	$918,250	h,i	LS GROUP OPCO ACQUISITIO	LIBOR 3M + 3.250%		4.000%	11/02/27	$909
			TOTAL RETAILING					909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
	500,000	h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%		2.750	10/20/28	495
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT					495
SOFTWARE & SERVICES - 0.1%
	317,688	i	Camelot Finance S.A.	LIBOR	1M + 3.000%	3.457	10/30/26	314
	987,500	i	Camelot US Acquisition	LIBOR	1M + 3.000%	4.000	10/31/26	977
	664,668	i	Hyland Software, Inc	LIBOR	1M + 3.500%	4.250	07/01/24	660
2,640,000		h,i	NortonLifeLock, Inc	SOFR + 2.000%		2.500	01/28/29	2,605
	494,994	i	Rackspace Technology Global, Inc	LIBOR	3M + 2.750%	3.500	02/03/28	485
	977,330	i	Rocket Software, Inc	LIBOR	1M + 4.250%	4.707	11/28/25	963
	84,943	i	Sabre GLBL, Inc	SOFR 1M + 4.250%		4.750	06/30/28	84
1,608,780		i	UKG, Inc	LIBOR 3M + 3.250%		3.750	05/04/26	1,594
			TOTAL SOFTWARE & SERVICES					7,682
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,146,492		i	Plantronics, Inc	LIBOR	1M + 2.500%	2.957	07/02/25	1,136
	755,472	i	TTM Technologies, Inc	LIBOR	1M + 2.500%	2.731	09/28/24	749
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT					1,885
TELECOMMUNICATION SERVICES - 0.0%
	623,553	i	Zayo Group Holdings, Inc	LIBOR	1M + 3.000%	3.457	03/09/27	606
			TOTAL TELECOMMUNICATION SERVICES					606
TRANSPORTATION - 0.0%
	555,000	i	Air Canada	LIBOR 3M + 3.500%		4.250	08/11/28	549
	629,616	i	American Airlines, Inc	LIBOR	3M + 2.000%	2.840	12/14/23	621
			TOTAL TRANSPORTATION					1,170
UTILITIES - 0.0%
	976,633	i	Gopher Resource LLC	LIBOR 1M + 3.250%		4.250	03/06/25	883
			TOTAL UTILITIES					883
			TOTAL BANK LOAN OBLIGATIONS					96,170
			(Cost $97,851)
BONDS - 96.7%
CORPORATE BONDS - 38.2%
AUTOMOBILES & COMPONENTS - 0.4%
EUR	950,000	g	Adient Global Holdings Ltd			3.500	08/15/24	1,030
EUR	500,000		Aptiv plc			1.500	03/10/25	553
EUR	500,000	g	Dana Financing Luxembourg Sarl			3.000	07/15/29	502
	225,000		Dana, Inc			5.375	11/15/27	224
	350,000		Dana, Inc			5.625	06/15/28	354
11,000,000			General Motors Co			6.125	10/01/25	11,809
5,600,000			General Motors Co			5.000	10/01/28	5,839
6,950,000			General Motors Co			6.600	04/01/36	8,071
6,500,000			General Motors Co			5.200	04/01/45	6,579
1,925,000			General Motors Co			6.750	04/01/46	2,318
4,025,000			Genuine Parts Co			2.750	02/01/32	3,694
3,575,000		g	Hyundai Capital Services, Inc			2.125	04/24/25	3,427
EUR 400,000		g,o	IHO Verwaltungs GmbH			3.750	09/15/26	429
8,675,000			Magna International, Inc			3.625	06/15/24	8,768
EUR 300,000			Volkswagen Bank GmbH			2.500	07/31/26	339
			TOTAL AUTOMOBILES & COMPONENTS					53,936
BANKS - 8.0%
2,000,000		g	Akbank TAS			6.800	06/22/31	1,876

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,775,000	g	Banco de Credito del Peru		3.125%	07/01/30	$1,670
6,225,000	g	Banco de Credito e Inversiones S.A.		2.875	10/14/31	5,746
3,000,000	g	Banco del Estado de Chile		2.704	01/09/25	2,973
300,000	g	Banco General S.A.		4.125	08/07/27	306
3,800,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	3,811
3,225,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple		5.375	04/17/25	3,365
		Grupo Financiero Santand
6,600,000		Banco Santander S.A.		1.722	09/14/27	5,961
3,800,000		Banco Santander S.A.		3.800	02/23/28	3,739
1,400,000		Banco Santander S.A.		3.225	11/22/32	1,257
600,000		Banco Santander S.A.		7.500	N/A‡	622
4,350,000		Bancolombia S.A.		3.000	01/29/25	4,231
2,650,000		Bancolombia S.A.		4.625	12/18/29	2,551
3,010,000	g	Bangkok Bank PCL		3.466	09/23/36	2,713
2,750,000	g	Banistmo S.A.		4.250	07/31/27	2,674
8,100,000	g	Bank Hapoalim BM		3.255	01/21/32	7,452
6,300,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	5,827
5,700,000		Bank of America Corp		3.004	12/20/23	5,714
EUR 400,000		Bank of America Corp		1.375	03/26/25	447
10,000,000		Bank of America Corp		3.384	04/02/26	9,987
EUR 300,000		Bank of America Corp		1.776	05/04/27	334
5,500,000		Bank of America Corp		1.734	07/22/27	5,108
17,250,000		Bank of America Corp		3.824	01/20/28	17,449
37,450,000		Bank of America Corp		2.496	02/13/31	34,423
55,925,000		Bank of America Corp		2.592	04/29/31	51,595
39,000,000		Bank of America Corp		1.922	10/24/31	33,878
16,250,000		Bank of America Corp		2.299	07/21/32	14,463
13,200,000		Bank of America Corp		3.846	03/08/37	12,641
6,475,000		Bank of America Corp		2.676	06/19/41	5,467
18,000,000		Bank of America Corp		4.083	03/20/51	18,627
3,000,000		Bank of America Corp		6.100	N/A‡	3,129
5,000,000		Bank of America Corp		6.250	N/A‡	5,169
2,975,000		Bank of Montreal		3.803	12/15/32	2,940
EUR 400,000		Barclays plc		0.625	11/14/23	444
10,000,000		Barclays plc		3.932	05/07/25	10,081
1,700,000		Barclays plc		2.279	11/24/27	1,578
6,075,000		Barclays plc		3.330	11/24/42	5,284
5,600,000	g	BNP Paribas S.A.		1.904	09/30/28	5,013
5,000,000	g	BNP Paribas S.A.		2.159	09/15/29	4,448
5,100,000	g	BNP Paribas S.A.		2.588	08/12/35	4,427
4,200,000	e,g	CIMB Bank Bhd		2.125	07/20/27	3,971
2,950,000		Citigroup, Inc		2.700	10/27/22	2,966
8,500,000		Citigroup, Inc		3.875	03/26/25	8,612
36,375,000		Citigroup, Inc		3.200	10/21/26	36,088
6,575,000		Citigroup, Inc		4.300	11/20/26	6,762
13,835,000		Citigroup, Inc		4.450	09/29/27	14,270
7,000,000		Citigroup, Inc		4.125	07/25/28	7,106
16,750,000		Citigroup, Inc		2.666	01/29/31	15,519
7,125,000		Citigroup, Inc		2.572	06/03/31	6,527
38,100,000		Citigroup, Inc		2.520	11/03/32	34,182
4,000,000		Citigroup, Inc		6.300	N/A‡	4,016
5,000,000		Citigroup, Inc		5.000	N/A‡	4,950
10,250,000		Cooperatieve Rabobank UA		3.750	07/21/26	10,188
EUR 200,000		Cooperatieve Rabobank UA		3.250	N/A‡	210
4,125,000	g	Credicorp Ltd		2.750	06/17/25	3,971
6,100,000	g	Credit Agricole S.A.		4.125	01/10/27	6,159
2,450,000	g	DBS Group Holdings Ltd		4.520	12/11/28	2,499
2,975,000	g	Development Bank of Kazakhstan JSC		2.950	05/06/31	2,430
8,200,000		Discover Bank		2.450	09/12/24	8,056
8,455,000		Discover Bank		3.450	07/27/26	8,406
4,575,000		Discover Bank		2.700	02/06/30	4,187
3,325,000	g	Grupo Aval Ltd		4.375	02/04/30	2,879
2,880,000	e,g	Hana Bank		3.500	N/A‡	2,742
9,925,000		HSBC Holdings plc		4.292	09/12/26	10,053

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,250,000		HSBC Holdings plc		4.375%	11/23/26	$1,273
23,250,000		HSBC Holdings plc		2.251	11/22/27	21,663
6,200,000		HSBC Holdings plc		2.013	09/22/28	5,622
20,675,000		HSBC Holdings plc		2.206	08/17/29	18,596
5,125,000		HSBC Holdings plc		3.973	05/22/30	5,127
7,000,000		Huntington Bancshares, Inc		5.625	N/A‡	7,291
2,125,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	1,998
200,000	g	Intesa Sanpaolo S.p.A		4.198	06/01/32	177
4,850,000		JPMorgan Chase & Co		2.700	05/18/23	4,869
31,125,000		JPMorgan Chase & Co		2.301	10/15/25	30,483
4,100,000		JPMorgan Chase & Co		2.005	03/13/26	3,953
14,900,000		JPMorgan Chase & Co		3.200	06/15/26	14,980
EUR 600,000		JPMorgan Chase & Co		1.638	05/18/28	663
12,000,000		JPMorgan Chase & Co		4.203	07/23/29	12,410
23,700,000		JPMorgan Chase & Co		3.702	05/06/30	23,826
9,960,000		JPMorgan Chase & Co		4.493	03/24/31	10,557
12,600,000		JPMorgan Chase & Co		2.522	04/22/31	11,680
2,125,000		JPMorgan Chase & Co		2.956	05/13/31	1,988
30,075,000		JPMorgan Chase & Co		1.953	02/04/32	26,346
32,500,000		JPMorgan Chase & Co		2.963	01/25/33	30,639
27,075,000		JPMorgan Chase & Co		3.157	04/22/42	24,545
6,250,000		JPMorgan Chase & Co		3.650	N/A‡	5,844
5,500,000		JPMorgan Chase & Co		5.000	N/A‡	5,482
11,100,000		JPMorgan Chase & Co		6.100	N/A‡	11,378
GBP 500,000		Lloyds Banking Group plc		1.985	12/15/31	612
5,950,000		M&T Bank Corp		3.500	N/A‡	5,347
3,675,000	g	Mizrahi Tefahot Bank Ltd		3.077	04/07/31	3,409
8,850,000		Natwest Group plc		3.032	11/28/35	7,852
10,225,000	g	NBK SPC Ltd		1.625	09/15/27	9,381
3,100,000	g	Oversea-Chinese Banking Corp Ltd		1.832	09/10/30	2,918
6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,138
7,465,000		PNC Financial Services Group, Inc		3.400	N/A‡	6,722
CNY 8,000,000		QNB Finance Ltd		3.150	02/04/26	1,225
11,800,000		Royal Bank of Canada		2.550	07/16/24	11,747
6,325,000		Royal Bank of Scotland Group plc		3.073	05/22/28	6,071
8,625,000		Santander Holdings USA, Inc		3.400	01/18/23	8,677
3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,697
11,050,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	10,943
5,385,000		SVB Financial Group		4.100	N/A‡	4,577
2,350,000		Toronto-Dominion Bank		3.625	09/15/31	2,359
5,000,000		Truist Financial Corp		4.000	05/01/25	5,131
5,000,000		Truist Financial Corp		4.950	N/A‡	5,120
9,000,000		Truist Financial Corp		4.800	N/A‡	8,843
3,050,000	g	Turkiye Vakiflar Bankasi TAO		5.500	10/01/26	2,768
3,065,000	g	UBS Group AG.		3.179	02/11/43	2,723
450,000	g	UniCredit S.p.A		2.569	09/22/26	416
3,000,000	g	United Overseas Bank Ltd		1.250	04/14/26	2,800
2,350,000	g	United Overseas Bank Ltd		3.750	04/15/29	2,361
3,500,000	g	United Overseas Bank Ltd		2.000	10/14/31	3,247
GBP 500,000		Virgin Money UK plc		3.375	04/24/26	654
8,400,000		Wells Fargo & Co		3.750	01/24/24	8,553
5,300,000		Wells Fargo & Co		3.550	09/29/25	5,369
14,075,000		Wells Fargo & Co		3.526	03/24/28	14,047
19,000,000		Wells Fargo & Co		2.393	06/02/28	17,966
8,500,000		Wells Fargo & Co		5.875	N/A‡	8,881
6,000,000		Wells Fargo & Co		5.900	N/A‡	6,045
10,000,000		Wells Fargo & Co		3.900	N/A‡	9,586
4,521,000		Westpac Banking Corp		2.668	11/15/35	3,948
		TOTAL BANKS				997,692
CAPITAL GOODS - 1.3%
3,250,000		Air Lease Corp		3.125	12/01/30	3,005
EUR 400,000		Airbus SE		2.375	06/09/40	448
26,650,000		Boeing Co		2.196	02/04/26	25,195

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,350,000		Boeing Co		3.250%	02/01/28	$5,154
8,350,000		Boeing Co		2.950	02/01/30	7,737
3,352,000		Boeing Co		3.250	02/01/35	2,993
24,000,000		Boeing Co		5.805	05/01/50	27,714
200,000	g	DAE Funding LLC		3.375	03/20/28	187
3,000,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	3,172
3,075,000	g	H&E Equipment Services, Inc		3.875	12/15/28	2,883
EUR 500,000		Honeywell International, Inc		0.000	03/10/24	546
6,200,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	6,302
3,000,000	g	Korea East-West Power Co Ltd		1.750	05/06/25	2,877
3,150,000		L3Harris Technologies, Inc		3.850	06/15/23	3,194
8,925,000		Northrop Grumman Corp		3.250	01/15/28	8,925
11,425,000		Parker-Hannifin	Corp	3.250	06/14/29	11,279
361,000		Raytheon Technologies Corp		3.650	08/16/23	366
16,850,000		Raytheon Technologies Corp		4.125	11/16/28	17,613
EUR 500,000		Raytheon Technologies Corp		2.150	05/18/30	552
6,600,000		Raytheon Technologies Corp		2.250	07/01/30	6,113
5,390,000		Raytheon Technologies Corp		4.500	06/01/42	5,943
325,000	g	Rolls-Royce plc		5.750	10/15/27	334
5,475,000		Roper Technologies, Inc		1.400	09/15/27	4,961
2,650,000		Roper Technologies, Inc		2.950	09/15/29	2,554
10,900,000		Roper Technologies, Inc		2.000	06/30/30	9,677
EUR 800,000		Thermo Fisher Scientific Finance I BV		0.800	10/18/30	825
4,000,000	g	TSMC Global Ltd		1.000	09/28/27	3,514
300,000	g	WESCO Distribution, Inc		7.250	06/15/28	319
		TOTAL CAPITAL GOODS				164,382
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
EUR 250,000	g	Allied Universal Holdco LLC		3.625	06/01/28	253
325,000	g	ASGN, Inc		4.625	05/15/28	317
925,000	g	Booz Allen Hamilton, Inc		3.875	09/01/28	893
750,000	g	GFL Environmental, Inc		4.250	06/01/25	745
1,000,000	g	GFL Environmental, Inc		3.750	08/01/25	982
2,350,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	2,406
2,000,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,040
1,325,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,212
725,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	709
EUR 500,000		RELX Capital, Inc		1.300	05/12/25	556
7,971,000		Republic Services, Inc		2.900	07/01/26	7,911
1,250,000		Verisk Analytics, Inc		4.125	03/15/29	1,289
9,650,000		Waste Management, Inc		2.900	09/15/22	9,674
3,550,000		Waste Management, Inc		2.500	11/15/50	2,861
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				31,848
CONSUMER DURABLES & APPAREL - 0.0%
1,600,000		Leggett & Platt, Inc		4.400	03/15/29	1,662
149,000		Newell Brands, Inc		4.875	06/01/25	154
		TOTAL CONSUMER DURABLES & APPAREL				1,816
CONSUMER SERVICES - 0.9%
9,820,000		Amherst College		4.100	11/01/45	10,284
29,085,000		Anheuser-Busch Cos LLC		3.650	02/01/26	29,725
14,500,000		Anheuser-Busch Cos LLC		4.900	02/01/46	16,126
1,825,000	g	Cedar Fair LP		5.500	05/01/25	1,874
3,800,000	g	ENA Master Trust		4.000	05/19/48	3,567
125,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	129
1,610,000	g	International Game Technology plc		6.500	02/15/25	1,688
EUR 500,000	g	International Game Technology plc		3.500	06/15/26	556
8,000,000		President and Fellows of Harvard College		3.529	10/01/31	8,307
14,250,000		President and Fellows of Harvard College		3.619	10/01/37	14,942
1,000,000	g	Sands China Ltd		2.550	03/08/27	869
2,100,000		Sands China Ltd		5.400	08/08/28	2,059
EUR 500,000	g	Scientific Games International, Inc		3.375	02/15/26	562
15,000,000		Smith College		4.620	07/01/45	16,837

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,125,000	g	Wynn Macau Ltd		5.500%	01/15/26	$1,024
		TOTAL CONSUMER SERVICES				108,549
DIVERSIFIED FINANCIALS - 3.7%
8,975,000		AerCap Ireland Capital DAC		1.750	01/30/26	8,234
13,300,000		AerCap Ireland Capital DAC		2.450	10/29/26	12,302
6,500,000		AerCap Ireland Capital DAC		3.650	07/21/27	6,298
3,144,000		AerCap Ireland Capital DAC		3.000	10/29/28	2,899
3,650,000		AerCap Ireland Capital DAC		3.300	01/30/32	3,290
2,250,000		AerCap Ireland Capital DAC		3.850	10/29/41	1,973
4,000,000		American Express Co		3.700	08/03/23	4,074
2,775,000	g	American Express Co		3.300	05/03/27	2,788
7,500,000		American Express Co		3.550	N/A‡	6,835
EUR 425,000		American Honda Finance Corp		1.950	10/18/24	482
2,900,000	g	B3 S.A.-Brasil Bolsa Balcao		4.125	09/20/31	2,613
6,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	5,535
3,125,000	g	Banco de Chile		2.990	12/09/31	2,882
10,000,000		Bank of New York Mellon Corp		4.700	N/A‡	10,240
300,000	g	BBVA Bancomer S.A.		5.350	11/12/29	299
1,500,000	g	BBVA Bancomer S.A.		5.125	01/18/33	1,416
2,099,000	g	BPCE S.A.		4.625	07/11/24	2,137
20,775,000		Capital One Bank USA NA		3.375	02/15/23	20,931
EUR 150,000		Capital One Financial Corp		0.800	06/12/24	165
6,635,000		Capital One Financial Corp		3.950	N/A‡	6,171
EUR 100,000		Celanese US Holdings LLC		0.625	09/10/28	96
7,000,000		Charles Schwab Corp		5.375	N/A‡	7,210
6,250,000		Community Preservation Corp		2.867	02/01/30	5,941
2,950,000	g	Credit Suisse Group AG.		2.193	06/05/26	2,770
10,275,000	g	Credit Suisse Group AG.		1.305	02/02/27	9,222
GBP 300,000		Credit Suisse Group AG.		2.250	06/09/28	370
7,700,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	7,771
10,250,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	10,212
GBP 300,000		Danske Bank A.S.		2.250	01/14/28	377
6,850,000		Deutsche Bank AG.		2.311	11/16/27	6,277
5,700,000		Deutsche Bank AG.		3.035	05/28/32	5,122
600,000		Deutsche Bank AG.		3.742	01/07/33	530
3,543,000		Equitable Holdings, Inc		4.950	N/A‡	3,481
4,000,000		Ford Motor Credit Co LLC		3.096	05/04/23	3,995
35,581,000		GE Capital International Funding Co		4.418	11/15/35	38,207
20,000,000		General Motors Financial Co, Inc		2.750	06/20/25	19,425
EUR 500,000		General Motors Financial Co, Inc		0.600	05/20/27	506
5,475,000		General Motors Financial Co, Inc		5.650	01/17/29	5,920
36,000,000		General Motors Financial Co, Inc		2.700	06/10/31	31,699
5,450,000		General Motors Financial Co, Inc		5.700	N/A‡	5,710
12,825,000		Goldman Sachs Group, Inc		3.500	04/01/25	12,921
EUR 825,000		Goldman Sachs Group, Inc		1.625	07/27/26	914
32,200,000		Goldman Sachs Group, Inc		2.640	02/24/28	30,787
6,875,000		Goldman Sachs Group, Inc		1.992	01/27/32	5,956
13,425,000		Goldman Sachs Group, Inc		2.615	04/22/32	12,201
4,700,000		Goldman Sachs Group, Inc		4.017	10/31/38	4,749
6,325,000		Goldman Sachs Group, Inc		4.800	07/08/44	7,013
1,500,000		Goldman Sachs Group, Inc		4.125	N/A‡	1,407
1,500,000		Goldman Sachs Group, Inc		3.800	N/A‡	1,390
200,000	g	Indian Railway Finance Corp Ltd		3.249	02/13/30	187
3,600,000	g	Indian Railway Finance Corp Ltd		2.800	02/10/31	3,194
5,000,000		International Lease Finance Corp		5.875	08/15/22	5,061
2,000,000	g	Kookmin Bank		2.125	02/15/25	1,951
MXN 7,800,000		Kreditanstalt fuer Wiederaufbau		4.400	07/25/25	343
1,305,000		Legg Mason, Inc		3.950	07/15/24	1,332
3,000,000	g	Minejesa Capital BV		4.625	08/10/30	2,843
10,000,000		Morgan Stanley		2.188	04/28/26	9,660
31,425,000		Morgan Stanley		3.125	07/27/26	31,154
EUR 700,000		Morgan Stanley		1.342	10/23/26	772
6,200,000		Morgan Stanley		1.512	07/20/27	5,699

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$9,300,000		Morgan Stanley		2.699%	01/22/31	$8,727
4,900,000		Morgan Stanley		1.794	02/13/32	4,214
1,675,000		Morgan Stanley		1.928	04/28/32	1,448
5,450,000		Morgan Stanley		2.239	07/21/32	4,829
4,440,000		Northern Trust Corp		4.600	N/A‡	4,451
3,350,000	e,g	Power Finance Corp Ltd		3.950	04/23/30	3,201
2,025,000	g	Societe Generale S.A.		2.889	06/09/32	1,815
4,125,000	g	Societe Generale S.A.		4.027	01/21/43	3,586
550,000		Springleaf Finance Corp		5.375	11/15/29	534
5,600,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	5,796
5,519,000		Synchrony Financial		4.250	08/15/24	5,596
3,800,000		Synchrony Financial		3.950	12/01/27	3,763
8,295,000		Voya Financial, Inc		5.650	05/15/53	8,337
		TOTAL DIVERSIFIED FINANCIALS				462,236
ENERGY - 3.5%
1,050,000		AmeriGas Partners LP		5.875	08/20/26	1,047
6,750,000		Cenovus Energy, Inc		4.250	04/15/27	6,965
1,625,000	e	Cenovus Energy, Inc		2.650	01/15/32	1,472
5,000,000		Cenovus Energy, Inc		5.400	06/15/47	5,630
6,700,000		Diamondback Energy, Inc		3.125	03/24/31	6,399
4,625,000		Diamondback Energy, Inc		4.250	03/15/52	4,571
5,250,000		Ecopetrol S.A.		5.375	06/26/26	5,313
2,000,000		Ecopetrol S.A.		6.875	04/29/30	2,099
2,125,000		Ecopetrol S.A.		4.625	11/02/31	1,923
3,000,000	g	Empresa Nacional del Petroleo		5.250	11/06/29	3,124
2,975,000	g	Empresa Nacional del Petroleo		3.450	09/16/31	2,728
15,418,000		Enbridge, Inc		3.125	11/15/29	14,941
3,650,000		Enbridge, Inc		3.400	08/01/51	3,235
2,624,000	g	Energean Israel Finance Ltd		4.500	03/30/24	2,596
6,421,000		Energy Transfer Operating LP		3.600	02/01/23	6,458
5,930,000		Energy Transfer Operating LP		4.200	09/15/23	6,008
4,575,000		Energy Transfer Operating LP		2.900	05/15/25	4,475
4,725,000		Energy Transfer Operating LP		4.750	01/15/26	4,910
2,950,000		Energy Transfer Operating LP		5.500	06/01/27	3,170
7,850,000		Energy Transfer Operating LP		4.950	06/15/28	8,244
4,225,000		Energy Transfer Operating LP		5.250	04/15/29	4,508
8,700,000		Energy Transfer Operating LP		6.250	04/15/49	9,983
9,125,000		Energy Transfer Operating LP		5.000	05/15/50	9,233
5,125,000		Enterprise Products Operating LLC		3.700	02/15/26	5,191
6,275,000		Enterprise Products Operating LLC		3.125	07/31/29	6,162
700,000		Enterprise Products Operating LLC		2.800	01/31/30	673
4,025,000		Enterprise Products Operating LLC		4.250	02/15/48	4,041
6,200,000		Enterprise Products Operating LLC		4.200	01/31/50	6,152
10,600,000		Enterprise Products Operating LLC		3.700	01/31/51	9,699
11,000,000		Enterprise Products Operating LLC		3.300	02/15/53	9,385
1,225,000	g	EQM Midstream Partners LP		6.000	07/01/25	1,250
3,334,000	g	Galaxy Pipeline Assets Bidco Ltd		2.160	03/31/34	3,064
3,300,000	g	Galaxy Pipeline Assets Bidco Ltd		2.625	03/31/36	2,962
EUR 300,000	g	Gazprom PJSC via Gaz Finance plc		1.850	11/17/28	126
3,475,000	g	KazTransGas JSC		4.375	09/26/27	3,126
3,225,000		Kinder Morgan Energy Partners LP		5.400	09/01/44	3,472
6,775,000		Magellan Midstream Partners LP		3.250	06/01/30	6,595
9,075,000		Marathon Petroleum Corp		3.800	04/01/28	9,131
6,235,000		Marathon Petroleum Corp		4.750	09/15/44	6,340
5,500,000		Marathon Petroleum Corp		5.000	09/15/54	5,608
725,000	g	MEG Energy Corp		5.875	02/01/29	735
8,950,000		MPLX LP		1.750	03/01/26	8,386
25,450,000		MPLX LP		2.650	08/15/30	23,320
6,150,000		MPLX LP		4.700	04/15/48	6,195
275,000		Murphy Oil Corp		5.875	12/01/27	280
1,000,000		NAK Naftogaz Ukraine via Kondor Finance plc		7.375	07/19/22	338
2,200,000		Occidental Petroleum Corp		5.550	03/15/26	2,332
3,900,000		Occidental Petroleum Corp		4.300	08/15/39	3,685

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,350,000	g	Oleoducto Central S.A.		4.000%	07/14/27	$1,272
1,775,000		ONEOK, Inc		4.000	07/13/27	1,790
11,642,000		ONEOK, Inc		4.550	07/15/28	11,962
12,150,000		ONEOK, Inc		4.350	03/15/29	12,406
5,500,000		ONEOK, Inc		4.500	03/15/50	5,261
315,000	g	Parkland Corp		4.625	05/01/30	293
500,000	g	Parkland Fuel Corp		5.875	07/15/27	499
3,000,000	g	Pertamina Persero PT		4.300	05/20/23	3,036
2,800,000	g	Pertamina Persero PT		1.400	02/09/26	2,580
1,425,000	g	Pertamina Persero PT		3.650	07/30/29	1,405
1,200,000		Petrobras Global Finance BV		5.999	01/27/28	1,259
1,100,000		Petrobras Global Finance BV		5.093	01/15/30	1,099
4,000,000		Petrobras Global Finance BV		5.600	01/03/31	4,050
560,000		Petrobras Global Finance BV		7.250	03/17/44	584
350,000	e	Petrobras Global Finance BV		5.500	06/10/51	300
EUR 375,000		Petroleos Mexicanos		1.875	04/21/22	414
2,000,000		Petroleos Mexicanos		1.950	12/20/22	2,000
1,070,000		Petroleos Mexicanos		2.000	12/20/22	1,070
1,600,000		Petroleos Mexicanos		6.840	01/23/30	1,592
5,300,000		Petroleos Mexicanos		5.950	01/28/31	4,892
5,481,000		Petroleos Mexicanos		6.700	02/16/32	5,207
1,100,000	g	Petronas Capital Ltd		3.500	04/21/30	1,119
4,375,000	g	Petronas Energy Canada Ltd		2.112	03/23/28	4,092
15,400,000		Phillips 66		2.150	12/15/30	13,679
4,300,000		Phillips 66		3.300	03/15/52	3,785
2,375,000		Phillips 66 Partners LP		4.680	02/15/45	2,529
475,000		Plains All American Pipeline LP		3.800	09/15/30	466
1,900,000	g	PTTEP Treasury Center Co Ltd		2.587	06/10/27	1,815
1,200,000		Regency Energy Partners LP		4.500	11/01/23	1,218
2,416,005	g	Rio Oil Finance Trust		8.200	04/06/28	2,597
1,500,000	g	S.A. Global Sukuk Ltd		0.946	06/17/24	1,434
9,875,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	10,140
10,200,000		Sabine Pass Liquefaction LLC		4.500	05/15/30	10,667
2,200,000	g	Santos Finance Ltd		3.649	04/29/31	2,056
4,000,000	g	Saudi Arabian Oil Co		2.250	11/24/30	3,663
3,000,000	g	Saudi Arabian Oil Co		3.250	11/24/50	2,566
5,325,000		Shell International Finance BV		3.125	11/07/49	4,843
6,500,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	6,542
1,925,000		Sunoco Logistics Partners Operations LP		5.400	10/01/47	2,015
4,600,000	h	Targa Resources Corp		4.200	02/01/33	4,642
4,550,000	h	Targa Resources Corp		4.950	04/15/52	4,636
425,000		Targa Resources Partners LP		6.500	07/15/27	447
4,300,000	g	Thaioil Treasury Center Co Ltd		2.500	06/18/30	3,687
11,000,000		Total Capital International S.A.		3.127	05/29/50	10,036
13,800,000		TransCanada PipeLines Ltd		4.250	05/15/28	14,338
1,400,000		Vale Overseas Ltd		6.250	08/10/26	1,537
11,775,000		Williams Cos, Inc		2.600	03/15/31	10,843
		TOTAL ENERGY				435,643
FOOD & STAPLES RETAILING - 0.2%
5,025,000		Costco Wholesale Corp		1.600	04/20/30	4,503
2,115,000		Kroger Co		3.875	10/15/46	2,079
EUR 1,000,000		SYSCO Corp		1.250	06/23/23	1,114
6,700,000		SYSCO Corp		3.150	12/14/51	5,714
770,000		Walmart, Inc		2.375	09/24/29	744
8,500,000		Walmart, Inc		1.800	09/22/31	7,732
5,525,000		Walmart, Inc		2.500	09/22/41	4,907
		TOTAL FOOD & STAPLES RETAILING				26,793
FOOD, BEVERAGE & TOBACCO - 1.1%
4,725,000		Altria Group, Inc		5.950	02/14/49	5,115
2,600,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.		3.375	06/29/28	2,084
18,600,000		Anheuser-Busch InBev Worldwide, Inc		4.750	01/23/29	20,166
5,045,000		Anheuser-Busch InBev Worldwide, Inc		4.439	10/06/48	5,281

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$6,275,000		BAT Capital Corp		2.259%	03/25/28	$5,630
13,800,000		BAT Capital Corp		4.906	04/02/30	14,215
5,975,000		BAT Capital Corp		2.726	03/25/31	5,266
GBP 200,000		BAT International Finance plc		4.000	09/04/26	267
13,200,000		BAT International Finance plc		4.448	03/16/28	13,228
1,000,000	e,g	BRF S.A.		5.750	09/21/50	880
3,875,000	g	Cia Cervecerias Unidas S.A.		3.350	01/19/32	3,683
4,000,000	g	Coca-Cola Icecek AS.		4.500	01/20/29	3,753
1,700,000		Constellation Brands, Inc		4.400	11/15/25	1,754
2,675,000		Constellation Brands, Inc		3.700	12/06/26	2,698
3,225,000		Constellation Brands, Inc		3.150	08/01/29	3,114
6,900,000		Constellation Brands, Inc		2.875	05/01/30	6,472
22,175,000		Constellation Brands, Inc		2.250	08/01/31	19,526
2,250,000	g	Corp Lindley S.A.		4.625	04/12/23	2,273
4,500,000		Diageo Capital plc		1.375	09/29/25	4,262
8,050,000		Diageo Capital plc		2.375	10/24/29	7,621
3,900,000		Diageo Capital plc		2.000	04/29/30	3,556
2,500,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	2,557
2,400,000	g	Grupo Bimbo SAB de C.V.		5.950	N/A‡	2,448
2,050,000	g	Post Holdings, Inc		4.625	04/15/30	1,846
3,500,000	g	Sigma Alimentos S.A. de C.V.		4.125	05/02/26	3,526
GBP 300,000		Tesco Corporate Treasury Services plc		2.750	04/27/30	381
		TOTAL FOOD, BEVERAGE & TOBACCO				141,602
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
1,500,000		Abbott Laboratories		5.300	05/27/40	1,827
13,500,000		Anthem, Inc		2.250	05/15/30	12,387
EUR 430,000		Becton Dickinson & Co		1.401	05/24/23	481
3,200,000		Boston Scientific	Corp	2.650	06/01/30	3,003
3,285,000		Centene Corp		2.450	07/15/28	3,002
2,910,000		Centene Corp		3.000	10/15/30	2,673
19,230,000		Children's Hospital Medic		4.268	05/15/44	20,812
26,450,000		CVS Health Corp		3.750	04/01/30	26,913
33,500,000		CVS Health Corp		1.750	08/21/30	29,359
10,300,000		CVS Health Corp		4.780	03/25/38	11,256
4,675,000		CVS Health Corp		2.700	08/21/40	3,986
8,350,000		CVS Health Corp		5.050	03/25/48	9,456
3,750,000		CVS Health Corp		4.250	04/01/50	3,890
4,105,000		Dartmouth-Hitchcock Health		4.178	08/01/48	4,241
1,250,000	g	DaVita, Inc		4.625	06/01/30	1,167
4,225,000		HCA, Inc		5.625	09/01/28	4,568
5,000,000		HCA, Inc		5.500	06/15/47	5,642
6,500,000		HCA, Inc		3.500	07/15/51	5,636
3,500,000	g	Hologic, Inc		3.250	02/15/29	3,268
6,250,000		Humana, Inc		3.950	03/15/27	6,348
8,975,000		Humana, Inc		2.150	02/03/32	7,864
GBP 500,000		McKesson Corp		3.125	02/17/29	658
12,500,000		Mercy Health		3.382	11/01/25	12,480
5,000,000		New York and Presbyterian Hospital		3.563	08/01/36	4,932
EUR 450,000		Stryker Corp		2.625	11/30/30	522
375,000	g	Tenet Healthcare Corp		4.625	06/15/28	368
5,775,000		UnitedHealth Group, Inc		2.950	10/15/27	5,773
14,425,000		UnitedHealth Group, Inc		2.300	05/15/31	13,548
3,250,000		UnitedHealth Group, Inc		3.750	10/15/47	3,294
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				209,354
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,600,000		Church & Dwight Co, Inc		2.300	12/15/31	2,378
EUR 750,000	g	Coty, Inc		3.875	04/15/26	805
2,525,000	e,g	Natura Cosmeticos S.A.		4.125	05/03/28	2,431
EUR 600,000		The Procter & Gamble Company		0.625	10/30/24	666
EUR 400,000		The Procter & Gamble Company		1.875	10/30/38	455
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				6,735

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
INSURANCE - 1.3%
	$825,000	g	Alliant Holdings Intermediate LLC		4.250%	10/15/27	$793
2,700,000			American Financial Group, Inc		3.500	08/15/26	2,725
6,350,000			Aon Corp		2.800	05/15/30	6,049
9,631,000			Aon plc		3.500	06/14/24	9,712
5,250,000			AXIS Specialty Finance LLC		4.900	01/15/40	5,119
1,800,000			Berkshire Hathaway Finance Corp		2.875	03/15/32	1,745
2,400,000			Berkshire Hathaway Finance Corp		4.250	01/15/49	2,628
16,000,000			Berkshire Hathaway Finance Corp		2.850	10/15/50	13,852
EUR	500,000		Chubb INA Holdings, Inc		1.550	03/15/28	547
EUR	450,000		Chubb INA Holdings, Inc		1.400	06/15/31	474
3,525,000			CNA Financial Corp		3.950	05/15/24	3,580
3,775,000			CNA Financial Corp		2.050	08/15/30	3,350
1,825,000		g	Equitable Financial Life Global Funding		1.400	07/07/25	1,713
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	278
5,575,000		g	Five Corners Funding Trust		4.419	11/15/23	5,698
7,325,000		g	Five Corners Funding Trust II		2.850	05/15/30	6,942
3,000,000		g	Hanwha Life Insurance Co Ltd		3.379	02/04/32	2,876
26,158,000			Hartford Financial Services Group, Inc		2.800	08/19/29	24,880
1,350,000			Hartford Financial Services Group, Inc		4.300	04/15/43	1,357
2,500,000			Hartford Financial Services Group, Inc		2.900	09/15/51	2,056
6,200,000		g	HCA, Inc		3.625	03/15/32	6,076
EUR	750,000		Liberty Mutual Group, Inc		2.750	05/04/26	864
4,100,000		g	Liberty Mutual Group, Inc		3.951	10/15/50	3,878
1,365,000			Marsh & McLennan Cos, Inc		3.500	03/10/25	1,375
4,325,000			MetLife, Inc		3.600	11/13/25	4,412
11,820,000			MetLife, Inc		3.850	N/A‡	11,657
EUR	500,000		Metropolitan Life Global Funding I		0.550	06/16/27	524
11,875,000			PartnerRe Finance B LLC		4.500	10/01/50	11,459
6,000,000			Principal Financial Group, Inc		2.125	06/15/30	5,427
1,450,000			Prudential Financial, Inc		3.905	12/07/47	1,445
6,960,000			Prudential Financial, Inc		3.700	10/01/50	6,378
3,875,000			Prudential Financial, Inc		5.125	03/01/52	3,917
3,000,000		g	Prudential Funding LLC		6.750	09/15/23	3,146
4,150,000			Reinsurance Group of America, Inc		3.900	05/15/29	4,191
			TOTAL INSURANCE				161,123
MATERIALS - 1.2%
1,925,000		g	Alpek SAB de C.V.		4.250	09/18/29	1,902
2,600,000		g	Alpek SAB de C.V.		3.250	02/25/31	2,369
12,550,000			Amcor Flexibles North America, Inc		2.690	05/25/31	11,522
2,600,000		g	Anglo American Capital plc		3.875	03/16/29	2,601
4,550,000		g	Anglo American Capital plc		2.625	09/10/30	4,126
4,300,000			AngloGold Ashanti Holdings plc		3.375	11/01/28	4,033
11,325,000			AngloGold Ashanti Holdings plc		3.750	10/01/30	10,595
EUR	500,000	g	Ardagh Metal Packaging Finance USA LLC		2.000	09/01/28	508
EUR	500,000	g	Ardagh Metal Packaging Finance USA LLC		3.000	09/01/29	492
EUR	200,000	g	Ashland Services BV		2.000	01/30/28	203
EUR	250,000		Ball Corp		4.375	12/15/23	291
EUR	425,000		Ball Corp		0.875	03/15/24	466
1,875,000			Ball Corp		2.875	08/15/30	1,681
	852,000		Bemis Co, Inc		3.100	09/15/26	839
2,600,000			Bemis Co, Inc		2.630	06/19/30	2,396
14,250,000			Berry Global, Inc		1.570	01/15/26	13,275
	200,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	202
3,000,000		g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	2,986
1,650,000		e,g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	1,654
2,000,000		g	Cemex SAB de C.V.		7.375	06/05/27	2,140
2,500,000		g	Cemex SAB de C.V.		5.450	11/19/29	2,528
2,925,000		g	Cemex SAB de C.V.		3.875	07/11/31	2,669
1,600,000		g	Cemex SAB de C.V.		5.125	N/A‡	1,570
7,200,000		g	Corp Nacional del Cobre de Chile		3.625	08/01/27	7,214
EUR 500,000			Dow Chemical Co		0.500	03/15/27	521
3,000,000			Freeport-McMoRan, Inc		5.450	03/15/43	3,360

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,400,000	g	Fresnillo plc		4.250%	10/02/50	$2,115
1,975,000	g	GCC SAB de C.V.		3.614	04/20/32	1,832
1,850,000	g	Gold Fields Orogen Holdings BVI Ltd		6.125	05/15/29	2,004
EUR 400,000		International Flavors & Fragrances, Inc		1.800	09/25/26	443
1,519,000		International Paper Co		4.350	08/15/48	1,590
3,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	3,138
3,600,000	e,g	Inversiones CMPC S.A.		3.000	04/06/31	3,245
3,525,000	g	Midwest Connector Capital Co LLC		4.625	04/01/29	3,562
1,100,000		Mosaic Co		4.875	11/15/41	1,161
4,000,000		Newmont Corp		2.250	10/01/30	3,656
4,850,000		Newmont Corp		2.600	07/15/32	4,462
7,500,000		Nutrien Ltd		2.950	05/13/30	7,234
1,920,000	g	OCI NV		4.625	10/15/25	1,934
875,000	g	OCP S.A.		3.750	06/23/31	793
EUR 250,000	g	OI European Group BV		3.125	11/15/24	275
EUR 250,000	g	Olympus Water US Holding Corp		3.875	10/01/28	251
3,800,000	g	Orbia Advance Corp SAB de C.V.		1.875	05/11/26	3,560
375,000	g	PolyOne Corp		5.750	05/15/25	385
250,000	g	SABIC Capital II BV		4.000	10/10/23	254
1,850,000		Sasol Financing USA LLC		5.875	03/27/24	1,875
2,575,000		Sasol Financing USA LLC		4.375	09/18/26	2,459
EUR 400,000		Silgan Holdings, Inc		3.250	03/15/25	440
4,525,000	g	Sociedad Quimica y Minera de Chile S.A.		3.500	09/10/51	3,904
1,925,000		Suzano Austria GmbH		6.000	01/15/29	2,078
4,300,000		Suzano Austria GmbH		3.125	01/15/32	3,807
200,000	e,g	UltraTech Cement Ltd		2.800	02/16/31	176
3,600,000		WRKCo, Inc		4.900	03/15/29	3,877
5,400,000		WRKCo, Inc		3.000	06/15/33	5,043
		TOTAL MATERIALS				147,696
MEDIA & ENTERTAINMENT - 2.5%
4,350,000		Activision Blizzard, Inc		3.400	09/15/26	4,427
1,950,000	g	Adani Electricity Mumbai Ltd		3.867	07/22/31	1,711
6,200,000		Agree LP		2.000	06/15/28	5,616
EUR 1,000,000	g	Albion Financing	SARL	5.250	10/15/26	1,087
3,989,216	g	Alfa Desarrollo S.p.A		4.550	09/27/51	3,461
300,000	g	Arabian Centres Sukuk II Ltd		5.625	10/07/26	284
11,900,000	e	AstraZeneca Finance LLC		2.250	05/28/31	11,081
2,800,000	e	Baidu, Inc		2.875	07/06/22	2,800
1,725,000		Baidu, Inc		4.375	05/14/24	1,755
1,550,000		Baidu, Inc		1.625	02/23/27	1,388
3,000,000	g	Banco Nacional de Panama		2.500	08/11/30	2,649
EUR 400,000	g	Blackstone Private Credit Fund		1.750	11/30/26	409
4,000,000	g	BOC Aviation USA Corp		1.625	04/29/24	3,842
EUR 750,000	g	BOI Finance BV		7.500	02/16/27	819
1,775,000	g	Cable Onda S.A.		4.500	01/30/30	1,732
5,000,000	g	CCO Holdings LLC		4.250	02/01/31	4,538
8,625,000		Charter Communications Operating LLC		2.250	01/15/29	7,761
7,200,000		Charter Communications Operating LLC		2.800	04/01/31	6,489
15,000,000		Charter Communications Operating LLC		3.500	03/01/42	12,401
6,150,000		Charter Communications Operating LLC		5.125	07/01/49	6,101
21,620,000		Charter Communications Operating LLC		4.800	03/01/50	20,537
5,000,000		Charter Communications Operating LLC		3.700	04/01/51	4,120
17,300,000		Comcast Corp		2.350	01/15/27	16,822
EUR 450,000		Comcast Corp		0.250	05/20/27	473
18,750,000		Comcast Corp		4.150	10/15/28	19,703
19,650,000		Comcast Corp		1.500	02/15/31	17,121
5,000,000		Comcast Corp		4.400	08/15/35	5,402
18,200,000		Comcast Corp		3.200	07/15/36	17,412
3,000,000		Comcast Corp		3.900	03/01/38	3,090
12,925,000		Comcast Corp		2.800	01/15/51	10,899
17,200,000	g	Comcast Corp		2.887	11/01/51	14,500
3,395,000	g	Comcast Corp		2.937	11/01/56	2,803
5,000,000	g	CSC Holdings LLC		3.375	02/15/31	4,213

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
EUR 500,000	g	Diebold Nixdorf Dutch Holding BV		9.000%	07/15/25	$570
$2,099,000		Discovery Communications LLC		2.950	03/20/23	2,104
GBP 300,000		Discovery Communications LLC		2.500	09/20/24	394
6,375,000		Discovery Communications LLC		3.625	05/15/30	6,192
3,000,000	g	EIG Pearl Holdings Sarl		3.545	08/31/36	2,855
1,550,000	e,g	Empresa de los Ferrocarriles del Estado		3.068	08/18/50	1,151
200,000	g	ENN Clean Energy International Investment Ltd		3.375	05/12/26	187
4,300,000	g	Genm Capital Labuan Ltd		3.882	04/19/31	3,749
EUR 205,000	g	Goodyear Europe BV		2.750	08/15/28	204
1,895,000		Grupo Televisa SAB		6.625	01/15/40	2,268
5,975,000	g	GSK Consumer Healthcare Capital US LLC		3.375	03/24/27	5,975
7,000,000	g	GSK Consumer Healthcare Capital US LLC		3.625	03/24/32	6,993
2,000,000	g	Interchile S.A.		4.500	06/30/56	1,912
650,000		Lamar Media Corp		3.750	02/15/28	617
1,000,000		Lamar Media Corp		4.000	02/15/30	951
2,600,000	†,g	LUKOIL Capital DAC		2.800	04/26/27	1,430
4,000,000	†,g	LUKOIL Securities BV		3.875	05/06/30	2,140
13,575,000	g	Magallanes, Inc		5.050	03/15/42	13,847
6,000,000	g	Magallanes, Inc		5.141	03/15/52	6,139
3,260,000	g	Mexico Remittances Funding Fiduciary Estate Management		4.875	01/15/28	2,544
		Sarl
3,175,000	g	Misc Capital Two Labuan Ltd		3.625	04/06/25	3,173
3,260,000	g	Misc Capital Two Labuan Ltd		3.750	04/06/27	3,240
2,675,000	g	Sirius XM Radio, Inc		4.125	07/01/30	2,504
975,000	g	TEGNA, Inc		4.750	03/15/26	975
675,000		TEGNA, Inc		4.625	03/15/28	671
GBP 200,000		Time Warner Cable LLC		5.750	06/02/31	297
4,650,000		Time Warner Cable LLC		5.875	11/15/40	4,997
4,075,000		Time Warner Cable LLC		4.500	09/15/42	3,769
1,575,000		TSMC Arizona Corp		1.750	10/25/26	1,476
125,000	g	Univision Communications, Inc		4.500	05/01/29	119
2,500,000		ViacomCBS, Inc		3.375	02/15/28	2,447
1,460,000		ViacomCBS, Inc		4.375	03/15/43	1,390
EUR 700,000	g	VZ Secured Financing BV		3.500	01/15/32	709
2,105,000		Walt Disney Co		7.625	11/30/28	2,612
2,700,000		Weibo Corp		3.375	07/08/30	2,304
EUR 500,000		Whirlpool EMEA Finance Sarl		0.500	02/20/28	508
		TOTAL MEDIA & ENTERTAINMENT				310,859
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
EUR 400,000		Abbott Ireland Financing DAC		1.500	09/27/26	450
3,500,000		AbbVie, Inc		2.850	05/14/23	3,521
EUR 550,000		AbbVie, Inc		1.250	06/01/24	614
8,700,000		AbbVie, Inc		3.800	03/15/25	8,862
21,775,000		AbbVie, Inc		4.050	11/21/39	22,372
8,325,000		AbbVie, Inc		4.400	11/06/42	8,783
2,230,000		AbbVie, Inc		4.450	05/14/46	2,369
8,425,000		AbbVie, Inc		4.250	11/21/49	8,743
5,650,000		AstraZeneca plc		3.125	06/12/27	5,686
6,510,000		AstraZeneca plc		1.375	08/06/30	5,673
EUR 750,000	g	Avantor Funding, Inc		3.875	07/15/28	831
1,500,000	g	Avantor Funding, Inc		4.625	07/15/28	1,483
6,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	5,738
2,000,000		Bristol-Myers Squibb Co		3.550	03/15/42	1,978
3,650,000		Danaher Corp		2.800	12/10/51	3,101
11,675,000		Gilead Sciences, Inc		2.800	10/01/50	9,554
2,150,000		Johnson & Johnson		3.400	01/15/38	2,192
4,025,000		Merck & Co, Inc		2.750	12/10/51	3,506
EUR 600,000	g	Organon Finance LLC		2.875	04/30/28	631
750,000	g	Organon Finance	LLC	5.125	04/30/31	724
EUR 500,000		Takeda Pharmaceutical Co Ltd		1.000	07/09/29	525
21,850,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	19,723
EUR 400,000		Takeda Pharmaceutical Co Ltd		1.375	07/09/32	419
1,975,000		Takeda Pharmaceutical Co Ltd		3.025	07/09/40	1,761

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,045,000		Teva Pharmaceutical Finance Netherlands III BV		4.750%	05/09/27	$1,003
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				120,242
REAL ESTATE - 2.5%
1,675,000		Alexandria Real Estate Equities, Inc		3.950	01/15/27	1,712
2,300,000		Alexandria Real Estate Equities, Inc		3.950	01/15/28	2,348
5,500,000		Alexandria Real Estate Equities, Inc		4.900	12/15/30	6,080
3,725,000		Alexandria Real Estate Equities, Inc		1.875	02/01/33	3,151
2,418,000		American Tower Corp		3.375	10/15/26	2,386
EUR 650,000		American Tower Corp		0.450	01/15/27	674
1,600,000		American Tower Corp		3.600	01/15/28	1,585
8,850,000		American Tower Corp		3.800	08/15/29	8,807
13,700,000		American Tower Corp		2.900	01/15/30	12,713
2,750,000		American Tower Corp		2.100	06/15/30	2,398
3,825,000		American Tower Corp		1.875	10/15/30	3,255
5,575,000		Brandywine Operating Partnership LP		4.100	10/01/24	5,640
5,825,000		Brixmor Operating Partnership LP		3.850	02/01/25	5,868
1,075,000		Brixmor Operating Partnership LP		2.250	04/01/28	982
1,300,000		Brixmor Operating Partnership LP		2.500	08/16/31	1,148
1,050,000		Camden Property Trust		3.150	07/01/29	1,038
1,350,000		Corporate Office	Properties LP	2.750	04/15/31	1,212
15,425,000		Crown Castle International Corp		2.250	01/15/31	13,595
3,130,000		Crown Castle International Corp		2.100	04/01/31	2,707
3,200,000		CubeSmart LP		2.250	12/15/28	2,906
GBP 400,000		Digital Stout Holding LLC		3.750	10/17/30	545
1,600,000		Duke Realty LP		3.250	06/30/26	1,591
2,525,000		Duke Realty LP		2.875	11/15/29	2,420
3,125,000		Duke Realty LP		1.750	07/01/30	2,733
2,275,000		Equinix, Inc		2.150	07/15/30	1,991
6,700,000		Essex Portfolio LP		3.000	01/15/30	6,415
3,050,000		Federal Realty Investment Trust		1.250	02/15/26	2,807
6,600,000		Healthcare Realty Trust, Inc		3.875	05/01/25	6,645
3,000,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,971
1,750,000		Healthcare Realty Trust, Inc		2.400	03/15/30	1,587
1,850,000	e	Healthcare Realty Trust, Inc		2.050	03/15/31	1,609
6,250,000		Healthcare Trust of America Holdings LP		3.500	08/01/26	6,231
8,975,000		Healthcare Trust of America Holdings LP		3.100	02/15/30	8,532
7,950,000		Highwoods Realty LP		3.875	03/01/27	8,007
2,900,000		Highwoods Realty LP		4.125	03/15/28	2,939
2,875,000		Highwoods Realty LP		4.200	04/15/29	2,932
6,000,000		Highwoods Realty LP		3.050	02/15/30	5,703
1,075,000		Highwoods Realty LP		2.600	02/01/31	975
1,833,000		Hudson Pacific Properties LP		3.950	11/01/27	1,840
1,300,000		Hudson Pacific Properties LP		3.250	01/15/30	1,242
3,875,000		Life Storage LP		2.400	10/15/31	3,415
5,224,000		Mid-America Apartments LP		4.300	10/15/23	5,312
5,525,000		Mid-America Apartments LP		3.750	06/15/24	5,600
4,300,000		Mid-America Apartments LP		4.000	11/15/25	4,389
11,100,000		Mid-America Apartments LP		2.750	03/15/30	10,598
5,400,000		Mid-America Apartments LP		1.700	02/15/31	4,682
3,050,000		Mid-America Apartments LP		2.875	09/15/51	2,554
2,575,000		National Retail Properties, Inc		4.000	11/15/25	2,637
3,000,000		National Retail Properties, Inc		3.600	12/15/26	3,007
EUR 360,000		ProLogis Euro Finance LLC		0.375	02/06/28	369
7,225,000		Regency Centers LP		3.900	11/01/25	7,346
2,250,000		Regency Centers LP		3.600	02/01/27	2,280
5,500,000		Regency Centers LP		2.950	09/15/29	5,240
5,700,000		Retail Properties of America, Inc		4.750	09/15/30	5,891
10,150,000	g	SBA Tower Trust		2.836	01/15/25	9,985
11,046,000	g	SBA Tower Trust		1.884	01/15/26	10,421
25,000,000	g	SBA Tower Trust		1.631	11/15/26	23,494
42,100,000	g	SBA Tower Trust		1.840	04/15/27	38,449
2,968,000		SITE Centers Corp		3.625	02/01/25	2,970
3,850,000		SITE Centers Corp		4.700	06/01/27	3,985

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
	PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
	EUR 400,000		Vonovia SE		0.625%	12/14/29	$394
	$1,170,000		Weingarten Realty Investors		3.375	10/15/22	1,175
	4,800,000		Weingarten Realty Investors		3.500	04/15/23	4,839
	3,025,000		Weingarten Realty Investors		4.450	01/15/24	3,080
	1,300,000		Weingarten Realty Investors		3.250	08/15/26	1,293
	1,425,000		Weyerhaeuser Co		4.000	03/09/52	1,422
			TOTAL REAL ESTATE				314,747
RETAILING - 0.5%
	2,950,000		AutoNation, Inc		3.800	11/15/27	2,951
	6,525,000	e	AutoZone, Inc		1.650	01/15/31	5,562
	900,000		Chevron USA, Inc		3.900	11/15/24	927
	550,000	g	Group 1 Automotive, Inc		4.000	08/15/28	512
	350,000	e	JD.com, Inc		3.375	01/14/30	330
	2,665,000	g	Kia Corp		2.375	02/14/25	2,590
	200,000	g	Kia Corp		2.750	02/14/27	193
	925,000	g	L Brands, Inc		6.625	10/01/30	971
	875,000	g	Lithia Motors, Inc		4.625	12/15/27	868
	5,100,000		O'Reilly Automotive, Inc		3.550	03/15/26	5,132
	6,875,000		O'Reilly Automotive, Inc		3.600	09/01/27	6,949
	4,075,000		O'Reilly Automotive, Inc		4.200	04/01/30	4,215
	12,400,000		O'Reilly Automotive, Inc		1.750	03/15/31	10,592
	6,000,000	g	Prosus NV		3.832	02/08/51	4,373
	3,000,000	g	Staples, Inc		7.500	04/15/26	2,913
	9,375,000		Target Corp		2.350	02/15/30	8,956
			TOTAL RETAILING				58,034
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
	3,425,000	g	Broadcom, Inc		4.000	04/15/29	3,423
	11,406,000		Broadcom, Inc		4.150	11/15/30	11,560
	13,650,000	g	Broadcom, Inc		2.450	02/15/31	12,177
	10,530,000	g	Broadcom, Inc		3.469	04/15/34	9,752
	5,619,000	g	Broadcom, Inc		3.187	11/15/36	4,878
	1,675,000		Intel Corp		3.734	12/08/47	1,673
	2,875,000		Lam Research Corp		3.750	03/15/26	2,954
	3,275,000		Lam Research Corp		4.000	03/15/29	3,433
	10,275,000		NVIDIA Corp		2.000	06/15/31	9,373
	3,850,000	g	NXP BV		2.700	05/01/25	3,732
	5,725,000	g	NXP BV		3.875	06/18/26	5,743
	2,450,000	g	NXP BV		3.400	05/01/30	2,375
	4,750,000	g	NXP BV		3.125	02/15/42	4,089
	4,800,000	g	SK Hynix, Inc		1.500	01/19/26	4,440
	100,000		Skyworks Solutions, Inc		1.800	06/01/26	93
	2,200,000		Texas Instruments, Inc		4.150	05/15/48	2,443
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				82,138
	SOFTWARE & SERVICES - 0.6%
	7,350,000		Adobe, Inc		2.300	02/01/30	6,954
	200,000	g	CA Magnum Holdings		5.375	10/31/26	197
	100,000	g	Camelot Finance S.A.		4.500	11/01/26	97
EUR	375,000		Fidelity National Information Services, Inc		1.100	07/15/24	416
	7,800,000		Fiserv, Inc		2.750	07/01/24	7,776
	900,000	g	Gartner, Inc		3.750	10/01/30	845
	4,700,000	g	HCL America, Inc		1.375	03/10/26	4,303
EUR	400,000		International Business Machines Corp		0.650	02/11/32	404
EUR	500,000	g	IQVIA, Inc		1.750	03/15/26	539
	1,413,000	g	j2 Global, Inc		4.625	10/15/30	1,346
	26,300,000		Microsoft Corp		2.400	08/08/26	26,080
	5,645,000		Microsoft Corp		2.525	06/01/50	4,874
	1,885,000	g	NCR Corp		5.000	10/01/28	1,805
	550,000	g	Open Text Holdings, Inc		4.125	02/15/30	522
	2,425,000		salesforce.com, Inc		3.700	04/11/28	2,506
	6,600,000		salesforce.com, Inc		1.950	07/15/31	6,038
	5,775,000		salesforce.com, Inc		2.700	07/15/41	5,111

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,225,000		Visa, Inc		2.700%	04/15/40	$3,841
		TOTAL SOFTWARE & SERVICES				73,654
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
5,125,000		Amphenol Corp		2.800	02/15/30	4,859
8,075,000		Apple, Inc		2.450	08/04/26	7,976
26,100,000		Apple, Inc		2.050	09/11/26	25,334
3,750,000		Apple, Inc		4.650	02/23/46	4,437
4,675,000		Apple, Inc		2.650	02/08/51	4,033
1,525,000		Corning, Inc		4.375	11/15/57	1,541
5,375,000		Dell International LLC		5.300	10/01/29	5,855
2,175,000		Tyco Electronics Group S.A.		3.700	02/15/26	2,219
4,800,000	g	Wipro IT Services LLC		1.500	06/23/26	4,435
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				60,689
TELECOMMUNICATION SERVICES - 2.7%
EUR 400,000	g	Altice France S.A.		3.375	01/15/28	401
2,300,000	g	America Movil SAB de C.V.		5.375	04/04/32	2,315
EUR 500,000		AT&T, Inc		2.350	09/05/29	578
25,850,000		AT&T, Inc		2.250	02/01/32	22,922
46,893,000		AT&T, Inc		2.550	12/01/33	41,662
9,000,000		AT&T, Inc		4.500	05/15/35	9,534
15,000,000		AT&T, Inc		3.100	02/01/43	12,949
15,575,000		AT&T, Inc		3.300	02/01/52	13,351
37,195,000		AT&T, Inc		3.550	09/15/55	32,805
8,553,000		AT&T, Inc		3.800	12/01/57	7,803
5,127,000		AT&T, Inc		3.650	09/15/59	4,496
2,875,000	g	Avaya, Inc		6.125	09/15/28	2,835
7,225,000	g	Bharti Airtel Ltd		3.250	06/03/31	6,678
3,000,000	g	C&W Senior Financing Designated Activity Co		6.875	09/15/27	2,978
2,000,000		Deutsche Telekom International Finance BV		8.750	06/15/30	2,681
EUR 915,000	g	Iliad Holding SAS		5.125	10/15/26	1,023
1,175,000	g	Millicom International Cellular S.A.		4.500	04/27/31	1,094
4,000,000	g	MTN Mauritius Investment Ltd		6.500	10/13/26	4,208
2,350,000	g	Ooredoo International Finance Ltd		2.625	04/08/31	2,199
2,825,000		Orange S.A.		5.375	01/13/42	3,246
2,125,000		Telefonica Emisiones SAU		4.103	03/08/27	2,173
2,825,000		Telefonica Emisiones SAU		4.895	03/06/48	2,921
3,000,000	g	Telefonica Moviles Chile S.A.		3.537	11/18/31	2,790
32,175,000		T-Mobile USA, Inc		3.875	04/15/30	32,299
21,500,000		T-Mobile USA, Inc		2.550	02/15/31	19,496
2,525,000		T-Mobile USA, Inc		3.000	02/15/41	2,134
2,350,000		T-Mobile USA, Inc		4.500	04/15/50	2,377
7,800,000		T-Mobile USA, Inc		3.300	02/15/51	6,563
EUR 400,000		Verizon Communications, Inc		1.875	10/26/29	451
24,589,000		Verizon Communications, Inc		3.150	03/22/30	24,183
2,325,000		Verizon Communications, Inc		1.680	10/30/30	2,027
7,525,000		Verizon Communications, Inc		1.750	01/20/31	6,561
5,000,000		Verizon Communications, Inc		2.550	03/21/31	4,645
24,126,000	g	Verizon Communications, Inc		2.355	03/15/32	21,791
EUR 300,000		Verizon Communications, Inc		2.875	01/15/38	360
7,625,000		Verizon Communications, Inc		3.400	03/22/41	7,148
14,300,000		Verizon Communications, Inc		2.875	11/20/50	11,948
GBP 1,000,000	g	Vmed O2 UK Financing I plc		4.500	07/15/31	1,206
7,000,000		Vodafone Group plc		4.375	02/19/43	7,026
6,000,000		Vodafone Group plc		4.250	09/17/50	5,977
		TOTAL TELECOMMUNICATION SERVICES				339,834
TRANSPORTATION - 0.4%
1,850,000	g	Adani Ports & Special Economic Zone Ltd		4.000	07/30/27	1,796
2,000,000	g	Adani Ports & Special Economic Zone Ltd		4.200	08/04/27	1,948
2,700,000	g	Adani Ports & Special Economic Zone Ltd		3.100	02/02/31	2,325
4,075,000		Burlington Northern Santa Fe LLC		3.050	02/15/51	3,742
3,700,000		Canadian Pacific Railway	Co	2.050	03/05/30	3,389

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

REFERENCE	MATURITY	VALUE
PRINCIPAL	ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,600,000	Canadian Pacific Railway Co	3.100%	12/02/51	$4,951
2,040,000	CSX Corp	2.600	11/01/26	2,007
4,000,000	CSX Corp	3.250	06/01/27	4,026
3,500,000	CSX Corp	3.800	03/01/28	3,616
16,000,000	CSX Corp	4.250	03/15/29	16,968
1,250,000	g	DP World Ltd	5.625	09/25/48	1,352
1,700,000	e,g	Indian Railway Finance Corp Ltd	3.570	01/21/32	1,599
6,150,000	Union Pacific	Corp	2.891	04/06/36	5,747
2,275,000	Union Pacific	Corp	3.839	03/20/60	2,283
TOTAL TRANSPORTATION	55,749
UTILITIES - 3.3%
3,425,000	g	Abu Dhabi National Energy Co PJSC	2.000	04/29/28	3,187
1,650,000	AEP Transmission Co LLC	3.100	12/01/26	1,646
1,650,000	AEP Transmission Co LLC	4.000	12/01/46	1,680
4,750,000	AEP Transmission Co LLC	2.750	08/15/51	3,891
1,650,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,500
3,475,000	Alabama Power Co	4.150	08/15/44	3,528
6,650,000	Alabama Power Co	3.450	10/01/49	6,169
2,750,000	American Water Capital Corp	3.000	12/01/26	2,743
8,425,000	American Water Capital Corp	2.800	05/01/30	8,071
10,000,000	American Water Capital Corp	2.300	06/01/31	9,120
2,375,000	American Water Capital Corp	4.000	12/01/46	2,400
4,500,000	American Water Capital Corp	3.750	09/01/47	4,393
6,038,000	Appalachian Power Co	4.450	06/01/45	6,094
10,375,000	Atmos Energy Corp	1.500	01/15/31	8,937
1,175,000	Atmos Energy Corp	4.125	10/15/44	1,205
6,500,000	Baltimore Gas & Electric Co	3.750	08/15/47	6,401
4,700,000	g	Becle SAB de C.V.	2.500	10/14/31	4,169
5,925,000	Berkshire Hathaway Energy Co	3.250	04/15/28	5,928
6,225,000	Black Hills Corp	4.250	11/30/23	6,344
1,575,000	Black Hills Corp	3.150	01/15/27	1,546
2,150,000	CenterPoint Energy Houston Electric LLC	3.000	03/01/32	2,102
3,550,000	CenterPoint Energy Resources Corp	6.250	02/01/37	4,336
EUR 350,000	CEZ AS.	0.875	12/02/26	368
4,675,000	CMS Energy Corp	3.600	11/15/25	4,705
3,025,000	g	Colbun S.A.	3.150	01/19/32	2,753
4,200,000	Commonwealth Edison Co	5.900	03/15/36	5,155
8,250,000	Commonwealth Edison Co	3.000	03/01/50	7,405
5,500,000	Commonwealth Edison Co	2.750	09/01/51	4,673
4,375,000	Consumers Energy Co	2.650	08/15/52	3,631
2,900,000	Consumers Energy Co	2.500	05/01/60	2,206
EUR	300,000	Credit Agricole Assurances S.A.	1.500	10/06/31	298
4,000,000	Dominion Energy, Inc	2.250	08/15/31	3,603
4,600,000	Dominion Energy, Inc	3.300	04/15/41	4,173
5,000,000	Duke Energy Florida LLC	3.400	10/01/46	4,710
297,024	Duke Energy Florida Project Finance LLC	1.731	09/01/22	296
9,825,000	Duke Energy Indiana LLC	2.750	04/01/50	8,274
6,100,000	Duke Energy Progress LLC	2.500	08/15/50	4,955
EUR	300,000	Electricite de France S.A.	2.000	10/02/30	336
GBP	200,000	Electricite de France S.A.	5.500	10/17/41	337
3,445,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	3,067
3,000,000	Enel Chile S.A.	4.875	06/12/28	3,108
4,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	2,779
4,300,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,859
6,900,000	Entergy Corp	0.900	09/15/25	6,327
2,800,000	g	Equate Petrochemical BV	2.625	04/28/28	2,589
6,250,000	Eversource Energy	1.650	08/15/30	5,384
6,350,000	Eversource Energy	3.450	01/15/50	5,763
2,475,000	Exelon Corp	4.050	04/15/30	2,555
5,775,000	Florida Power & Light Co	3.990	03/01/49	6,174
UGX 2,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	530
3,600,000	Indiana Michigan Power Co	3.750	07/01/47	3,433
4,525,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,557

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,675,000	g	Israel Electric Corp Ltd		3.750%	02/22/32	$2,567
2,850,000	g	Kallpa Generacion SA		4.125	08/16/27	2,851
3,675,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	3,728
3,200,000	g	Korea Southern Power Co Ltd		0.750	01/27/26	2,931
6,975,000		MidAmerican Energy Co		3.650	04/15/29	7,169
5,400,000		MidAmerican Energy Co		3.650	08/01/48	5,350
EUR 300,000	g	Mondelez International Holdings Netherlands BV		1.250	09/09/41	269
7,350,000	e	Nevada Power Co		2.400	05/01/30	6,905
3,335,000		Nevada Power Co		5.450	05/15/41	3,850
17,000,000		NextEra Energy Capital Holdings, Inc		2.250	06/01/30	15,561
24,885,000		NiSource, Inc		1.700	02/15/31	21,108
6,600,000	g	NRG Energy, Inc		2.450	12/02/27	6,087
3,600,000		Ohio Power Co		2.600	04/01/30	3,408
6,150,000		Ohio Power Co		4.150	04/01/48	6,215
4,925,000		Ohio Power Co		4.000	06/01/49	4,907
1,280,000		Oncor Electric Delivery Co LLC		5.250	09/30/40	1,513
3,500,000		ONE Gas, Inc		3.610	02/01/24	3,513
1,900,000		PacifiCorp		2.900	06/15/52	1,660
600,000	g	Pattern Energy Operations LP		4.500	08/15/28	590
2,775,000		PECO Energy Co		3.000	09/15/49	2,495
3,700,000		PECO Energy Co		2.800	06/15/50	3,190
1,500,000	g	Perusahaan Gas Negara Persero Tbk PT		5.125	05/16/24	1,549
3,000,000	g	Perusahaan Listrik Negara PT		4.125	05/15/27	3,032
650,000	g	Perusahaan Listrik Negara PT		3.875	07/17/29	638
3,000,000	g	Perusahaan Listrik Negara PT		3.375	02/05/30	2,805
200,000	g	Perusahaan Listrik Negara PT		4.875	07/17/49	193
5,000,000	g	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara		4.000	06/30/50	4,445
3,175,000	†,g	Phosagro OAO Via Phosagro Bond Funding DAC		2.600	09/16/28	877
750,000		Potomac Electric Power Co		7.900	12/15/38	1,075
3,300,000	g	Promigas S.A. ESP		3.750	10/16/29	2,988
8,425,000		Public Service Co of Colorado		1.875	06/15/31	7,487
2,100,000		Public Service Co of Colorado		4.050	09/15/49	2,209
4,450,000		Public Service Co of Colorado		3.200	03/01/50	4,152
6,970,000		Public Service Electric & Gas Co		3.150	01/01/50	6,459
5,000,000		Public Service Enterprise Group, Inc		2.450	11/15/31	4,540
3,500,000	g	Saka Energi Indonesia PT		4.450	05/05/24	3,427
20,000,000		Southern Co		4.000	01/15/51	19,350
EUR 300,000		Southern Co		1.875	09/15/81	296
8,475,000		Southern Co Gas Capital Corp		3.875	11/15/25	8,626
2,125,000		Southern Co Gas Capital Corp		4.400	06/01/43	2,126
2,440,000		Southwestern Public Service Co		3.400	08/15/46	2,265
4,200,000	g	Sweihan PV Power Co PJSC		3.625	01/31/49	3,879
350,000	g	Tengizchevroil Finance Co International Ltd		2.625	08/15/25	308
3,250,000		Virginia Electric & Power Co		2.950	11/15/26	3,210
3,250,000		Virginia Electric & Power Co		3.500	03/15/27	3,304
8,879,000		Virginia Electric & Power Co		3.800	04/01/28	9,089
4,125,000		Wisconsin Power & Light Co		4.100	10/15/44	4,001
2,890,000		Xcel Energy, Inc		4.800	09/15/41	3,095
		TOTAL UTILITIES				414,685
		TOTAL CORPORATE BONDS				4,780,036
		(Cost $5,028,037)
GOVERNMENT BONDS - 41.0%
AGENCY SECURITIES - 0.4%
2,500,000		Amber Circle Funding Ltd		3.250	12/04/22	2,509
3,153,000		Canal Barge Co, Inc		4.500	11/12/34	3,354
291		Export-Import Bank of the United States		1.822	05/03/25	0^
9,320,000		Lutheran Medical Center		1.982	02/20/30	9,120
25,747,000		Private Export Funding Corp (PEFCO)		2.050	11/15/22	25,819
8,225,000		PEFCO		1.750	11/15/24	8,019

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
	$3,000,000	g	Reliance Industries Ltd		3.667%	11/30/27	$2,984
			TOTAL AGENCY SECURITIES				51,805
FOREIGN GOVERNMENT BONDS - 4.9%
	4,000,000	g	Abu Dhabi Government International Bond		3.125	05/03/26	4,065
	2,000,000	g	Abu Dhabi Government International Bond		2.500	09/30/29	1,956
	1,125,000	g	Abu Dhabi Government International Bond		3.125	09/30/49	1,030
	750,000	g	Africa Finance Corp		2.875	04/28/28	689
	2,325,000	g	African Export-Import Bank		2.634	05/17/26	2,159
	3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,395
AUD	1,425,000		Australia Government Bond		4.750	04/21/27	1,172
AUD	400,000		Australia Government Bond		2.250	05/21/28	291
AUD	925,000		Australia Government Bond		1.250	05/21/32	595
AUD	1,960,000		Australia Government Bond		1.750	06/21/51	1,052
	1,500,000	g	Banque Ouest Africaine de Developpement		5.000	07/27/27	1,508
	8,500,000	g	Banque Ouest Africaine de Developpement		4.700	10/22/31	8,379
EUR	3,650,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	3,715
EUR	850,000	g	Benin Government International Bond		4.950	01/22/35	765
	2,600,000	g	Bermuda Government International Bond		3.717	01/25/27	2,636
	200,000	g	Bermuda Government International Bond		4.750	02/15/29	215
	12,400,000	g	BNG Bank NV		3.000	09/20/23	12,528
	8,000,000	g	BNG Bank NV		0.875	05/18/26	7,423
CLP 240,000,000			Bonos de la Tesoreria de la Republica en pesos		2.500	03/01/25	270
	2,340,000	g	Brazil Minas SPE via State of Minas Gerais		5.333	02/15/28	2,363
BRL	3,000,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/27	598
	2,900,000		Brazilian Government International Bond		4.625	01/13/28	2,906
	2,975,000		Brazilian Government International Bond		3.875	06/12/30	2,743
	2,850,000		Brazilian Government International Bond		5.625	02/21/47	2,693
EUR	1,075,000		Bundesrepublik Deutschland Bundesanleihe		0.000	08/15/52	974
	7,000,000	g	Caisse d'Amortissement de la Dette Sociale		1.125	11/29/24	6,737
CAD	1,400,000	g	Canada Housing Trust No		1.100	12/15/26	1,040
CAD 1,475,000			Canadian Government Bond		2.000	06/01/28	1,155
CAD 950,000			Canadian Government Bond		2.000	12/01/51	699
CAD	875,000		Canadian Government International Bond		2.000	09/01/23	699
CAD	1,000,000		Canadian Government International Bond		5.000	06/01/37	1,055
	3,325,000		Chile Government International Bond		2.750	01/31/27	3,251
	3,050,000	e	Chile Government International Bond		2.550	01/27/32	2,866
EUR	475,000		Chile Government International Bond		1.250	01/22/51	389
CNY 3,200,000			China Government Bond		2.570	05/20/23	506
CNY 24,000,000			China Government Bond		2.880	11/05/23	3,817
CNY 17,000,000			China Government Bond		1.990	04/09/25	2,639
CNY 11,250,000			China Government Bond		3.270	11/19/30	1,828
CNY 4,700,000			China Government Bond		3.810	09/14/50	791
CNY	9,400,000		China Government Bond		3.720	04/12/51	1,564
CNY	26,500,000		China Government International Bond		2.360	07/02/23	4,182
CNY	9,700,000		China Government International Bond		2.940	10/17/24	1,549
CNY	47,400,000		China Government International Bond		3.120	12/05/26	7,643
	4,000,000	g	China Government International Bond		1.200	10/21/30	3,579
CNY	18,900,000		China Government International Bond		3.860	07/22/49	3,198
CNY	10,000,000		China Government International Bond		3.390	03/16/50	1,563
	2,000,000	g	China Government International Bond		2.250	10/21/50	1,602
NOK	7,000,000		City of Oslo Norway		2.050	10/31/24	778
	12,650,000		Colombia Government International Bond		3.000	01/30/30	10,889
	6,675,000		Colombia Government International Bond		3.250	04/22/32	5,573
	1,700,000	e	Colombia Government International Bond		5.000	06/15/45	1,431
	4,100,000	g	Costa Rica Government International Bond		5.625	04/30/43	3,588
	5,000,000	g	Development Bank of Japan, Inc		0.500	03/04/24	4,813
DOP	8,000,000	g	Dominican Republic Government International Bond		9.750	06/05/26	149
	3,500,000	g	Dominican Republic Government International Bond		4.875	09/23/32	3,168
	2,950,000	g	Dominican Republic Government International Bond		6.500	02/15/48	2,803
	1,295,000	g	Dominican Republic International Bond		5.500	02/22/29	1,279
	24,960	g	Ecuador Government International Bond		0.000	07/31/30	14
	141,600	g	Ecuador Government International Bond (Step Bond)		5.000	07/31/30	118
	99,120	g	Ecuador Government International Bond (Step Bond)		1.000	07/31/35	65

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

REFERENCE	MATURITY	VALUE
PRINCIPAL	ISSUER	RATE & SPREAD	RATE	DATE	(000)
$425,000	g	Egypt Government International Bond	5.750%	05/29/24	$421
EGP	19,025,000	Egypt Government International Bond	15.900	07/02/24	1,056
1,500,000	g	Egypt Government International Bond	5.800	09/30/27	1,369
725,000	g	Egypt Government International Bond	7.600	03/01/29	687
EUR	1,100,000	g	Egypt Government International Bond	5.625	04/16/30	1,021
EUR	700,000	g	Egypt Government International Bond	6.375	04/11/31	661
1,100,000	g	Egypt Government International Bond	7.053	01/15/32	966
2,700,000	g	Egypt Government International Bond	8.500	01/31/47	2,297
650,000	g	El Salvador Government International Bond	6.375	01/18/27	319
1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	643
2,000,000	Emirate of Dubai Government International Bonds	3.900	09/09/50	1,701
800,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	675
3,500,000	European Investment Bank	4.875	02/15/36	4,392
4,000,000	g	Export-Import Bank of India	3.875	02/01/28	3,955
3,975,000	g	Export-Import Bank of India	2.250	01/13/31	3,422
2,800,000	Export-Import Bank of Korea	0.750	09/21/25	2,596
3,350,000	Export-Import Bank of Korea	1.250	09/21/30	2,917
EUR	3,000,000	French Republic Government Bond OAT	0.500	05/25/25	3,338
EUR	1,325,000	French Republic Government Bond OAT	0.750	11/25/28	1,471
EUR	1,175,000	g	French Republic Government Bond OAT	0.500	05/25/40	1,137
EUR	860,000	French Republic Government Bond OAT	0.750	05/25/52	798
2,325,000	g	Ghana Government International Bond	8.125	03/26/32	1,674
1,000,000	g	Ghana Government International Bond	8.627	06/16/49	695
1,800,000	e,g	Guatemala Government International Bond	4.500	05/03/26	1,825
450,000	g	Guatemala Government International Bond	4.375	06/05/27	452
600,000	g	Guatemala Government International Bond	6.125	06/01/50	630
EUR	1,250,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	1,284
EUR	725,000	g	Hellenic Republic Government International Bond	0.750	06/18/31	680
1,775,000	g	Honduras Government International Bond	6.250	01/19/27	1,686
HUF 336,050,000	Hungary Government Bond	3.000	06/26/24	939
1,150,000	g	Hungary Government International Bond	2.125	09/22/31	1,038
CAD	1,475,000	Hydro-Quebec	5.000	02/15/45	1,491
3,550,000	Indonesia Government International Bond	3.550	03/31/32	3,645
11,675,000	g	Indonesia Government International Bond	4.625	04/15/43	12,206
IDR	7,750,000,000	Indonesia Treasury Bond	8.125	05/15/24	579
IDR	28,000,000,000	Indonesia Treasury Bond	7.000	09/15/30	1,985
IDR	10,000,000,000	Indonesia Treasury Bond	6.375	04/15/32	676
AUD	500,000	Inter-American Development Bank	4.750	08/27/24	393
AUD	900,000	Inter-American Development Bank	2.750	10/30/25	667
CAD	1,300,000	International Bank for Reconstruction & Development	1.900	01/16/25	1,020
GBP	500,000	International Finance Corp	0.250	12/15/25	621
1,537,500	g	Iraq Government International Bond	5.800	01/15/28	1,497
6,200,000	Israel Government International Bond	3.250	01/17/28	6,366
ILS	3,100,000	Israel Government International Bond	5.500	01/31/42	1,377
ILS	3,200,000	Israel Government International Bond	3.750	03/31/47	1,139
1,875,000	Israel Government International Bond	4.125	01/17/48	1,999
EUR	3,500,000	Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,011
EUR	3,345,000	Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	3,710
EUR	425,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	399
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,022
EUR	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	97
1,510,973	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,478
2,850,000	Jamaica Government International Bond	7.875	07/28/45	3,677
6,000,000	Japan Bank for International Cooperation	2.375	04/20/26	5,889
6,650,000	g	Japan Finance Organization for Municipalities	3.375	09/27/23	6,743
2,500,000	g	Japan Finance Organization for Municipalities	1.000	05/21/25	2,370
JPY	140,000,000	Japan Finance Organization for Municipalities	0.020	03/13/26	1,147
JPY	498,000,000	Japan Government Five Year Bond	0.005	09/20/26	4,088
JPY	327,000,000	Japan Government Ten Year Bond	0.100	09/20/26	2,696
JPY	162,000,000	Japan Government Ten Year Bond	0.100	12/20/29	1,327
JPY	175,000,000	Japan Government Thirty Year Bond	2.400	11/20/31	1,737
JPY	350,000,000	Japan Government Thirty Year Bond	2.300	05/20/32	3,471
JPY	418,000,000	Japan Government Thirty Year Bond	2.500	09/20/34	4,338
JPY	225,000,000	Japan Government Thirty Year Bond	0.500	09/20/46	1,723

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					REFERENCE		MATURITY	VALUE
PRINCIPAL				ISSUER	RATE & SPREAD	RATE	DATE	(000)
JPY	105,000,000			Japan Government Thirty Year Bond		0.600%	09/20/50	$798
JPY	259,500,000			Japan Government Thirty Year Bond		0.700	09/20/51	2,019
	JPY	93,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	780
JPY	219,000,000			Japan Government Twenty Year Bond		0.500	12/20/38	1,782
JPY	153,000,000			Japan Government Twenty Year Bond		0.300	06/20/39	1,198
		$2,500,000	g	Jordan Government International Bond		4.950	07/07/25	2,486
		1,025,000	g	Jordan Government International Bond		5.850	07/07/30	953
		3,000,000	g	Kazakhstan Government International Bond		4.875	10/14/44	2,954
		1,525,000	g	Kenya Government International Bond		6.875	06/24/24	1,527
		2,350,000	g	Kenya Government International Bond		7.000	05/22/27	2,257
	EUR	1,875,000	g	Kingdom of Belgium Government International Bond		0.000	10/22/27	2,009
		2,600,000	g	Kommunalbanken AS.		2.750	02/05/24	2,617
		3,000,000	g	Kommunalbanken AS.		1.125	06/14/30	2,669
		2,833,000	e,g	Kommuninvest I Sverige AB		2.625	09/15/22	2,853
		2,000,000	g	Kommuninvest I Sverige AB		0.500	07/05/23	1,960
		6,975,000	g	Korea Electric Power Corp		1.125	06/15/25	6,545
		5,775,000	g	Korea Housing Finance Corp		3.000	10/31/22	5,794
KRW	1,200,000,000			Korea Treasury Bond		1.125	06/10/24	961
KRW	1,270,000,000			Korea Treasury Bond		1.500	03/10/25	1,011
KRW	1,800,000,000			Korea Treasury Bond		1.500	12/10/26	1,393
KRW	2,400,000,000			Korea Treasury Bond		2.000	06/10/31	1,824
KRW	2,380,000,000			Korea Treasury Bond		2.375	09/10/38	1,807
		1,750,000	†,q	Lebanon Government International Bond		6.750	11/29/27	203
	MYR 2,160,000			Malaysia Government Bond		3.757	05/22/40	467
	MYR	3,100,000		Malaysia Government International Bond		4.893	06/08/38	774
MXN 23,500,000				Mexican Bonos		5.750	03/05/26	1,075
MXN 13,700,000				Mexican Bonos		8.500	11/18/38	699
		3,000,000		Mexico Government International Bond		4.150	03/28/27	3,153
		3,375,000	e	Mexico Government International Bond		3.250	04/16/30	3,249
		6,051,000		Mexico Government International Bond		6.050	01/11/40	6,852
		6,650,000		Mexico Government International Bond		4.280	08/14/41	6,199
		3,500,000		Mexico Government International Bond		4.600	02/10/48	3,329
		10,075,000		Mexico Government International Bond		4.400	02/12/52	9,244
		825,000	g	Mongolia Government International Bond		4.450	07/07/31	741
	EUR	900,000	g	Morocco Government International Bond		1.500	11/27/31	815
		5,750,000	g	Morocco Government International Bond		5.500	12/11/42	5,631
		1,675,000	g	Namibia Government International Bond		5.250	10/29/25	1,682
		5,000,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	5,002
	EUR	1,000,000	g	Netherlands Government Bond		0.000	01/15/52	852
	EUR	400,000	g	Netherlands Government International Bond		2.750	01/15/47	634
	AUD	500,000		New South Wales Treasury Corp		4.000	05/20/26	392
	AUD	2,690,000		New South Wales Treasury Corp		3.000	04/20/29	2,008
	NZD 735,000			New Zealand Government Bond		2.000	05/15/32	456
	NZD	625,000		New Zealand Government International Bond		4.500	04/15/27	461
		775,000	g	Nigeria Government International Bond		6.500	11/28/27	735
		1,825,000	e,g,k	Nigeria Government International Bond		8.375	03/24/29	1,843
NOK		17,250,000	g	Norway Government International Bond		2.000	04/26/28	1,894
		525,000	g	Oman Government International Bond		6.750	10/28/27	570
		1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,561
		3,000,000	e,g	Oman Government International Bond		6.250	01/25/31	3,172
		500,000	e,g	Oman Sovereign Sukuk Co		4.875	06/15/30	521
		21,300,000	g	OMERS Finance Trust		2.500	05/02/24	21,265
		15,000,000	g	Ontario Teachers' Finance Trust		1.625	09/12/24	14,659
		2,750,000	e,g	Pakistan Global Sukuk Programme Co Ltd		7.950	01/31/29	2,564
		500,000	g	Pakistan Government International Bond		6.000	04/08/26	392
		6,000,000		Panama Bonos del Tesoro		3.362	06/30/31	5,640
		3,600,000		Panama Government International Bond		3.160	01/23/30	3,522
		4,000,000		Panama Government International Bond		4.300	04/29/53	3,840
		10,955,000		Panama Notas del Tesoro		3.750	04/17/26	10,993
		925,000	g	Paraguay Government International Bond		5.400	03/30/50	937
		8,600,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	9,236
		3,000,000		Peruvian Government International Bond		1.862	12/01/32	2,563
		1,970,000		Peruvian Government International Bond		3.000	01/15/34	1,836
	PEN	3,515,000	g	Peruvian Government International Bond		5.400	08/12/34	836

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				REFERENCE		MATURITY	VALUE
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	(000)
PHP	17,000,000		Philippine Government International Bond		6.250%	01/14/36	$358
	$2,645,000	k	Philippine Government International Bond		4.200	03/29/47	2,760
CAD	875,000		Province of Ontario Canada		2.150	06/02/31	649
CAD	650,000		Province of Quebec Canada		2.750	09/01/27	518
	6,000,000		Province of Quebec Canada		7.500	09/15/29	7,845
	2,000,000	g	Provincia de Mendoza Argentina (Step Bond)		4.250	03/19/29	1,325
	925,000	g	Qatar Government International Bond		3.400	04/16/25	942
	2,050,000	g	Qatar Government International Bond		3.750	04/16/30	2,159
	5,900,000	g	Qatar Government International Bond		4.400	04/16/50	6,632
EUR	425,000	g	Republic of Cameroon International Bond		5.950	07/07/32	413
	500,000	g	Republic of Guatemala		4.650	10/07/41	465
	7,000,000		Republic of Italy Government International Bond		4.000	10/17/49	6,716
	2,000,000	g	Republic of Paraguay		6.100	08/11/44	2,212
ZAR	18,725,000		Republic of South Africa Government Bond		8.875	02/28/35	1,152
	1,400,000	g	Republic of Uzbekistan Bond		3.700	11/25/30	1,208
	2,150,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	2,149
UZS 5,708,925,000		g	Republic of Uzbekistan International Bond		14.000	07/19/24	436
RON 7,075,000			Romania Government Bond		4.150	01/26/28	1,438
	3,000,000	e,g	Romanian Government International Bond		3.000	02/14/31	2,766
EUR	600,000	g	Romanian Government International Bond		2.000	01/28/32	551
EUR	500,000	g	Romanian Government International Bond		2.000	04/14/33	444
	4,600,000	g	Romanian Government International Bond		4.000	02/14/51	3,979
RUB	72,000,000	†	Russian Federal Bond-OFZ		4.500	07/16/25	27
	5,000,000	g	Russian Foreign Bond - Eurobond		4.375	03/21/29	800
	3,200,000	†,g	Russian Foreign Bond - Eurobond		5.100	03/28/35	512
	4,850,000	g	Rwanda International Government Bond		5.500	08/09/31	4,421
	4,500,000	g	Saudi Government International Bond		3.250	10/26/26	4,597
	6,775,000	g	Saudi Government International Bond		4.500	04/17/30	7,407
	6,150,000	g	Saudi Government International Bond		3.750	01/21/55	5,918
EUR	1,000,000	g	Senegal Government International Bond		4.750	03/13/28	1,072
EUR	425,000	g	Senegal Government International Bond		5.375	06/08/37	398
	1,000,000	g	Senegal Government International Bond		6.750	03/13/48	862
EUR	1,250,000	g	Serbia Government International Bond		1.500	06/26/29	1,173
EUR	575,000	g	Serbia Government International Bond		2.050	09/23/36	489
	5,450,000	e,g	Serbia International Bond		2.125	12/01/30	4,549
RSD	96,000,000		Serbia Treasury Bonds		5.875	02/08/28	901
RSD	31,700,000		Serbia Treasury Bonds		4.500	08/20/32	264
SGD	2,030,000		Singapore Government Bond		1.625	07/01/31	1,410
	4,000,000		South Africa Government International Bond		5.875	09/16/25	4,229
ZAR	15,100,000		South Africa Government International Bond		8.750	01/31/44	870
	2,800,000		South Africa Government International Bond		5.375	07/24/44	2,465
	1,000,000	g	Southern Gas Corridor CJSC		6.875	03/24/26	1,090
EUR	2,950,000	g	Spain Government Bond		0.500	10/31/31	3,012
EUR	2,550,000	g	Spain Government International Bond		2.750	10/31/24	3,001
EUR	845,000	g	Spain Government International Bond		1.400	07/30/28	960
EUR	1,475,000	g	Spain Government International Bond		0.600	10/31/29	1,575
EUR	625,000	g	Spain Government International Bond		0.100	04/30/31	621
EUR	2,350,000	g	Spain Government International Bond		1.200	10/31/40	2,344
	3,100,000		State of Israel		3.375	01/15/50	2,935
	6,590,000		Svensk Exportkredit AB		1.750	12/12/23	6,525
SEK 6,500,000			Sweden Government Bond		0.500	11/24/45	558
THB	24,600,000		Thailand Government International Bond		2.875	12/17/28	771
THB	24,400,000		Thailand Government International Bond		3.300	06/17/38	737
	2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,282
UAH	25,000,000		Ukraine Government International Bond		17.000	05/11/22	347
EUR	1,000,000	g	Ukraine Government International Bond		6.750	06/20/26	442
EUR	2,025,000	g	Ukraine Government International Bond		4.375	01/27/30	918
GBP	2,850,000		United Kingdom Gilt		1.625	10/22/28	3,784
GBP	2,450,000		United Kingdom Gilt		1.750	09/07/37	3,181
GBP	275,000		United Kingdom Gilt		1.250	10/22/41	328
GBP	575,000		United Kingdom Gilt		1.500	07/22/47	707
GBP	2,525,000		United Kingdom Gilt		0.625	10/22/50	2,490
UYU	21,800,000	g	Uruguay Government International Bond		8.500	03/15/28	518
	5,280,000		Uruguay Government International Bond		4.375	01/23/31	5,754

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
UYU 20,300,000		Uruguay Government International Bond		8.250%	05/21/31	$474
$850,000		Uruguay Government International Bond		4.125	11/20/45	920
1,400,000		Uruguay Government International Bond		5.100	06/18/50	1,649
		TOTAL FOREIGN GOVERNMENT BONDS				613,567
MORTGAGE BACKED - 18.9%
5,176,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	4,831
13,216,056	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	12,604
6,000,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	5,662
4,847,015	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M + 5.920%	5.523	03/15/44	672
16,345,838		FHLMC		4.000	10/01/47	16,956
13,010,598		FHLMC		4.000	06/01/48	13,464
9,903,596	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	10,937
8,505,644		FHLMC		4.000	07/01/48	8,819
7,520,903	i	FHLMC	LIBOR 1 M + 9.840%	9.205	10/15/48	8,115
21,753,168		FHLMC		3.000	11/01/49	21,412
18,704,540		FHLMC		2.000	09/25/50	2,166
29,775,293		FHLMC		2.500	11/25/50	4,995
39,353,896		FHLMC		2.500	02/25/51	6,864
37,899,010		FHLMC		3.000	11/01/51	37,512
5,453,858		FHLMC		3.000	11/01/51	5,380
3,443,035		FHLMC		3.000	11/01/51	3,423
4,791,132		FHLMC		3.000	11/01/51	4,742
44,073,257	h	FHLMC		2.000	02/01/52	41,003
44,199,851	h	FHLMC		2.500	02/01/52	42,249
36,850,000	h	FHLMC		2.500	03/01/52	35,279
48,300,000	h	FHLMC		2.500	03/01/52	46,155
744		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	1
7,272		FGLMC		8.000	01/01/31	7
4,429		FGLMC		7.000	01/01/32	4
280,668		FGLMC		4.500	07/01/33	299
2,035,843		FGLMC		7.000	12/01/33	2,222
558,389		FGLMC		4.500	10/01/34	592
353,124		FGLMC		4.500	04/01/35	376
578,548		FGLMC		7.000	05/01/35	626
1,558,584		FGLMC		5.000	06/01/36	1,687
530,036		FGLMC		5.000	07/01/39	574
71,218		FGLMC		4.500	12/01/43	76
42,638		FGLMC		4.500	02/01/44	45
1,738,772		FGLMC		4.500	10/01/44	1,844
845,491		FGLMC		4.500	11/01/44	900
1,098,403		FGLMC		4.500	11/01/44	1,160
602,157		FGLMC		4.500	12/01/44	631
921,139		FGLMC		4.500	12/01/44	981
3,697,603		FGLMC		3.500	04/01/45	3,773
708,350		FGLMC		4.500	05/01/45	727
17,125,947		FGLMC		3.500	08/01/45	17,474
15,070,139		FGLMC		4.000	12/01/45	15,775
28,452,481		FGLMC		3.500	08/01/46	29,007
1,712,616		FGLMC		4.500	06/01/47	1,827
3,425,337		FGLMC		4.000	09/01/47	3,577
2,972,234		FGLMC		3.500	12/01/47	3,021
7,409,283		FGLMC		4.000	07/01/48	7,687
11,287,870		FGLMC		4.500	08/01/48	11,912
5,161,947		FGLMC		4.500	10/01/48	5,447
7,997,593		FGLMC		3.500	11/01/48	8,112
11,773		Federal National Mortgage Association (FNMA)		8.000	07/01/24	12
3,984		FNMA		9.000	11/01/25	4
2,682,974		FNMA		3.500	05/01/32	2,760
16,418,553		FNMA		3.000	10/01/32	16,589
278,649		FNMA		4.500	10/01/33	296
490,114		FNMA		4.500	05/01/35	519
3,098,456		FNMA		5.000	05/01/35	3,348
1,445,522		FNMA		5.000	10/01/35	1,563

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,198,001		FNMA		5.000%	02/01/36	$1,296
101,090,000	h	FNMA		2.000	04/25/37	98,180
34,515,000	h	FNMA		2.500	04/25/37	34,109
30,940,000	h	FNMA		3.000	04/25/37	31,153
3,401,816		FNMA		5.500	11/01/38	3,752
1,176,876		FNMA		3.000	10/01/39	1,161
14,381,231		FNMA		3.000	05/01/40	14,265
2,103,750		FNMA		5.000	09/01/40	2,276
3,986,081		FNMA		5.000	05/01/41	4,313
31,358,469		FNMA		2.000	03/01/42	29,303
11,275,638		FNMA		4.000	09/01/42	11,724
8,424,485		FNMA		3.500	04/01/43	8,594
7,234,913		FNMA		3.500	09/01/43	7,393
6,391,119	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	1,014
3,359,888		FNMA		4.000	01/01/44	3,512
7,701,891		FNMA		4.500	03/01/44	8,224
3,450,703		FNMA		4.500	06/01/44	3,670
3,549,821		FNMA		4.500	10/01/44	3,774
5,972,833		FNMA		4.500	11/01/44	6,334
1,906,620		FNMA		5.000	11/01/44	2,062
2,119,144		FNMA		4.500	12/01/44	2,248
2,305,977		FNMA		4.000	01/01/45	2,401
641,119		FNMA		4.500	03/01/45	679
309,429		FNMA		4.500	04/01/45	329
7,650,534		FNMA		3.500	05/01/45	7,787
3,641,997		FNMA		4.000	06/01/45	3,808
6,140,039		FNMA		4.000	12/01/45	6,406
9,821,594		FNMA		3.500	01/01/46	10,005
17,043,223		FNMA		4.000	01/01/46	17,784
475,680		FNMA		4.000	03/01/46	497
1,199,905		FNMA		4.000	04/01/46	1,252
8,088,583		FNMA		3.500	06/01/46	8,231
9,892,303		FNMA		3.500	07/01/46	10,077
18,392,208		FNMA		3.500	07/01/46	18,759
1,723,424		FNMA		3.000	10/01/46	1,674
10,096,538		FNMA		3.500	10/01/46	10,270
19,346,038		FNMA		3.500	01/01/47	19,609
4,028,532		FNMA		4.500	05/01/47	4,283
3,566,338		FNMA		4.000	09/01/47	3,679
205,800		FNMA		4.000	09/01/47	212
404,027		FNMA		3.000	11/01/47	393
7,561,997		FNMA		3.500	11/01/47	7,712
23,820,680		FNMA		4.000	12/01/47	24,655
4,553,065		FNMA		4.000	12/01/47	4,693
16,358,613		FNMA		3.500	01/01/48	16,600
6,708,825		FNMA		4.500	01/01/48	7,074
6,126,616		FNMA		4.500	02/01/48	6,460
5,831,479		FNMA		4.000	03/01/48	6,048
24,562,666		FNMA		4.500	03/01/48	25,897
13,618,418		FNMA		4.000	04/01/48	13,924
4,697,343		FNMA		4.500	05/01/48	4,953
3,737,873		FNMA		4.500	05/01/48	3,941
9,697,694		FNMA		5.000	08/01/48	10,390
465,822		FNMA		3.000	06/01/49	452
21,512,536		FNMA		3.000	07/01/50	21,182
13,152,226		FNMA		2.000	08/25/50	1,730
35,993,889		FNMA		2.500	11/25/50	5,234
4,385,211		FNMA		3.000	02/25/51	794
88,784,544		FNMA		2.000	04/01/51	82,625
13,027,967		FNMA		3.000	09/01/51	12,842
12,616,155		FNMA		2.500	11/25/51	1,815
53,271,545	h	FNMA		2.000	12/01/51	49,524
52,167,314	h	FNMA		2.500	01/01/52	49,851
41,762,944	h	FNMA		2.000	02/01/52	38,853

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$31,573,538	h	FNMA		2.500%	02/01/52	$30,228
65,767,689	h	FNMA		2.500	02/01/52	62,847
39,668,256	h	FNMA		2.500	02/01/52	37,942
33,051,224	h	FNMA		2.500	02/01/52	31,577
3,586,478		FNMA		3.000	02/01/52	3,513
14,188,005		FNMA		3.500	02/01/52	14,355
29,936,286	h	FNMA		2.000	03/01/52	27,832
28,353,236	h	FNMA		2.000	03/01/52	26,360
3,137,134		FNMA		3.000	03/01/52	3,072
31,269,190	h	FNMA		2.500	04/01/52	29,881
52,135,000	h	FNMA		2.000	04/25/52	48,394
36,919,000	h	FNMA		2.500	04/25/52	35,223
250,080,000	h	FNMA		3.000	04/25/52	244,609
4,100,000	h	FNMA		3.500	04/25/52	4,107
31,500,000	h	FNMA		4.000	04/25/52	32,150
10,100,000	h	FNMA		3.500	05/25/52	10,083
4,725,000	g,i	Freddie Mac STACR REMIC Trust		3.499	10/25/41	4,359
3,130,000	g,i	Freddie Mac STACR REMIC Trust		3.550	03/25/42	3,187
2,300,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.399	08/25/33	2,267
7,600,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.700	11/25/41	7,195
32,000,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.499	02/25/42	31,136
11,582,786		Government National Mortgage Association (GNMA)		3.700	10/15/33	11,700
215,238		GNMA		5.000	04/15/38	234
264,405		GNMA		6.500	11/20/38	294
964,398		GNMA		5.000	06/15/39	1,059
534,838		GNMA		5.000	06/15/39	587
10,150,135		GNMA		3.700	08/15/40	10,213
4,944,852		GNMA		4.500	12/20/45	5,319
5,066,490		GNMA		4.000	06/20/46	637
19,070,000	h	GNMA		2.000	04/20/52	18,140
101,240,000	h	GNMA		2.500	04/20/52	98,191
126,585,000	h	GNMA		3.000	04/20/52	125,097
11,581,841	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	10,566
2,360,246	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	2,251
5,278,009	g,i	GS Mortgage-Backed Securities Trust		2.500	05/01/52	5,066
12,116,500	†,g,i	GS MortSecurities Trust		3.000	08/26/52	11,263
8,404,000	g,i	J.P. Morgan Mortgage Trust		3.000	09/25/52	7,863
15,384,967	g,i	JP Morgan Mortgage Trust		2.500	07/25/52	14,093
26,607,553	g,i	JP Morgan Mortgage Trust		3.250	07/25/52	25,511
20,925,000	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	19,551
16,246,147	g,i	RCKT Mortgage Trust		2.500	02/25/52	14,839
		TOTAL MORTGAGE BACKED				2,355,227
MUNICIPAL BONDS - 3.0%
2,975,000		Chicago Housing Authority		3.682	01/01/25	3,023
245,000		City & County of San Francisco CA Community Facilities District		3.264	09/01/25	244
1,000,000		City & County of San Francisco CA Community Facilities District		4.038	09/01/34	1,023
845,000		City & County of San Francisco CA Community Facilities District		3.750	09/01/37	830
2,000,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	1,982
3,995,000		City of Los Angeles CA Wastewater System Revenue		4.029	06/01/39	4,224
4,940,000		City of New York NY		3.200	12/01/26	4,990
1,575,000		City of San Antonio TX Customer Facility Charge Revenue		4.353	07/01/25	1,644
4,055,000		Commonwealth Financing Authority		3.864	06/01/38	4,197
19,355,000		Commonwealth Financing Authority		3.807	06/01/41	19,739
1,505,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,511
1,500,000		County of Miami-Dade FL Aviation Revenue		2.368	10/01/23	1,498
2,500,000		County of Miami-Dade FL Aviation Revenue		3.285	10/01/23	2,531
3,500,000		County of Miami-Dade FL Aviation Revenue		2.504	10/01/24	3,468
2,250,000		County of Miami-Dade FL Aviation Revenue		3.405	10/01/24	2,278
4,365,000		County of Miami-Dade FL Aviation Revenue		2.604	10/01/25	4,293
2,375,000		County of Miami-Dade FL Aviation Revenue		3.505	10/01/25	2,406
2,500,000		County of Miami-Dade FL Aviation Revenue		2.704	10/01/26	2,453
3,940,000		County of Miami-Dade FL Aviation Revenue		3.049	10/01/26	3,923
3,750,000		County of Miami-Dade FL Aviation Revenue		3.612	10/01/26	3,821

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,700,000		County of Miami-Dade FL Aviation Revenue		2.529%	10/01/30	$4,382
3,730,000		County of Miami-Dade FL Aviation Revenue		3.732	10/01/37	3,753
3,900,000		County of Miami-Dade FL Aviation Revenue		3.982	10/01/41	3,930
9,160,000		County of Miami-Dade FL Aviation Revenue		4.280	10/01/41	9,423
2,000,000		Duke University		3.199	10/01/38	1,923
5,080,000		Illinois Finance Authority		3.944	08/15/47	5,281
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev		3.375	09/01/35	4,950
		Agency Successor Agy
1,110,000		New Jersey Economic Development Authority		3.800	07/01/22	1,116
870,000		New York City Housing Development Corp		3.403	05/01/22	872
750,000		New York City Housing Development Corp		3.453	11/01/22	759
1,360,000		New York City Housing Development Corp		3.523	05/01/23	1,384
1,815,000		New York City Housing Development Corp		3.573	11/01/23	1,850
1,000,000		New York City Housing Development Corp		3.650	05/01/24	1,018
5,680,000		New York State Dormitory Authority		3.998	07/01/39	5,771
10,605,000		New York State Dormitory Authority		4.294	07/01/44	11,109
6,000,000		New York State Dormitory Authority		3.879	07/01/46	6,095
5,000,000		New York State Thruway Authority		2.256	01/01/25	4,889
6,460,000		New York State Thruway Authority		2.406	01/01/26	6,275
4,750,000		New York State Thruway Authority		2.500	01/01/27	4,588
2,000,000		Port of Corpus Christi Authority of Nueces County		3.138	12/01/22	2,020
3,400,000		Port of Corpus Christi Authority of Nueces County		3.287	12/01/23	3,446
1,500,000		Port of Corpus Christi Authority of Nueces County		3.387	12/01/24	1,522
1,000,000		Port of Corpus Christi Authority of Nueces County		3.487	12/01/25	1,022
1,910,000		Public Finance Authority		4.269	07/01/40	2,020
6,000,000		San Francisco City & County Airport Comm-San Francisco		3.046	05/01/22	6,010
		International Airport
6,360,000		San Jose Redevelopment Agency		3.375	08/01/34	6,259
13,060,000		State of California		4.600	04/01/38	14,288
10,500,000		State of Illinois		3.150	06/15/26	10,367
12,500,000		State of Illinois		3.250	06/15/27	12,306
27,150,000		State of Illinois		5.100	06/01/33	28,872
9,700,000		State of Oregon Department of Administrative Services		4.103	05/01/39	10,156
9,900,000		State of Wisconsin		3.154	05/01/27	9,984
25,860,000		University of California		3.063	07/01/25	25,990
10,230,000		University of California		4.601	05/15/31	10,957
17,045,000		University of California		3.931	05/15/45	17,253
21,000,000		University of Chicago		4.151	10/01/45	21,309
7,620,000		University of Massachusetts Building Authority		3.097	11/01/35	7,141
13,000,000		University of Massachusetts Building Authority		3.434	11/01/40	12,171
20,000,000		University of New Mexico		3.532	06/20/32	20,642
1,750,000		Utah Municipal Power Agency		2.262	07/01/22	1,754
1,500,000		Utah Municipal Power Agency		2.512	07/01/23	1,498
2,160,000		Virginia Port Authority		4.228	07/01/36	2,283
390,000		Washington Convention & Sports Authority		3.969	10/01/30	409
		TOTAL MUNICIPAL BONDS				379,125
U.S. TREASURY SECURITIES - 13.8%
4,500,000		United States Treasury Bond		4.750	02/15/37	5,871
22,750,000		United States Treasury Bond		3.500	02/15/39	26,065
12,050,000		United States Treasury Bond		3.875	08/15/40	14,393
20,935,000		United States Treasury Bond		4.375	05/15/41	26,603
12,584,000		United States Treasury Bond		3.750	08/15/41	14,795
6,000,000		United States Treasury Bond		2.750	11/15/42	6,093
35,680,000		United States Treasury Bond		3.000	05/15/45	37,907
41,710,000		United States Treasury Bond		2.875	08/15/45	43,476
52,140,000		United States Treasury Bond		2.500	05/15/46	51,087
1,075,000		United States Treasury Bond		3.000	05/15/47	1,161
30,710,000		United States Treasury Bond		2.750	11/15/47	31,864
6,155,000		United States Treasury Bond		3.125	05/15/48	6,872
51,995,000		United States Treasury Bond		3.000	08/15/48	56,772
20,120,000		United States Treasury Bond		3.375	11/15/48	23,559
34,101,864	k	United States Treasury Inflation Indexed	Bonds	0.500	04/15/24	35,842
39,285,000		United States Treasury Note		0.125	08/31/22	39,155

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$50,000,000		United States Treasury Note		1.500%	09/15/22	$50,119
27,305,000		United States Treasury Note		0.125	10/31/22	27,136
14,575,000		United States Treasury Note		0.125	01/31/23	14,403
4,475,000		United States Treasury Note		0.125	03/31/23	4,405
9,875,000		United States Treasury Note		0.125	05/31/23	9,673
5,145,000		United States Treasury Note		0.125	08/31/23	5,006
73,500,000		United States Treasury Note		0.250	11/15/23	71,220
131,880,000	e	United States Treasury Note		1.500	02/29/24	129,958
122,400,000		United States Treasury Note		1.750	03/15/25	119,809
2,205,000		United States Treasury Note		0.250	10/31/25	2,033
290,990,000		United States Treasury Note		1.875	02/28/27	283,192
29,925,000		United States Treasury Note		0.500	10/31/27	26,865
1,250,000		United States Treasury Note		1.250	09/30/28	1,160
12,410,000		United States Treasury Note		1.875	02/28/29	11,980
208,548,000		United States Treasury Note		1.875	02/15/32	200,271
10,000,000		United States Treasury Note		1.125	08/15/40	7,839
51,875,800		United States Treasury Note		2.250	02/15/42	50,036
125,773,000		United States Treasury Note		1.875	11/15/51	110,327
181,952,000		United States Treasury Note		2.250	02/15/52	174,503
		TOTAL U.S. TREASURY SECURITIES				1,721,450
		TOTAL GOVERNMENT BONDS				5,121,174
		(Cost $5,215,527)
STRUCTURED ASSETS - 17.5%
ASSET BACKED - 6.6%
7,100,000	g,i	AIMCO CLO 16 Ltd	LIBOR 3 M + 1.650%	1.895	01/17/35	7,000
		Series - 2021 16A (Class B)
7,500,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	1.754	04/20/34	7,350
		Series - 2017 AA (Class BR)
4,120,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	4,027
		Series - 2020 2 (Class D)
6,190,000		AmeriCredit Automobile Receivables Trust		1.490	09/18/26	5,917
		Series - 2020 3 (Class D)
2,121,964	g	AMSR Trust		1.819	04/17/37	2,012
		Series - 2020 SFR1 (Class A)
3,499,000	g	AMSR Trust		3.148	01/19/39	3,352
		Series - 2019 SFR1 (Class C)
3,347,000	g	AMSR Trust		3.247	01/19/39	3,169
		Series - 2019 SFR1 (Class D)
74,236	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0^
		Series - 2005 WMC1 (Class N1)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	12,036
		Series - 2017 1A (Class A)
32,000,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	32,118
		Series - 2017 2A (Class A)
9,500,000	g	Avis Budget Rental Car Funding AESOP LLC		1.380	08/20/27	8,804
		Series - 2021 1A (Class A)
4,400,000	g	BHG Securitization Trust		1.670	10/17/34	4,097
		Series - 2021 B (Class B)
2,564,792	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,530
		Series - 2019 A (Class A)
12,284,846	g	Capital Automotive REIT		2.690	02/15/50	12,009
		Series - 2020 1A (Class A1)
5,883,888	g	Capital Automotive REIT		1.440	08/15/51	5,494
		Series - 2021 1A (Class A1)
4,230,000	g	Capital Automotive REIT		1.920	08/15/51	3,942
		Series - 2021 1A (Class A3)
9,875,000	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	9,151
		Series - 2020 1A (Class A1)
5,000,000		Carvana Auto Receivables Trust		0.970	03/10/28	4,766
		Series - 2021 N2 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,000,000		Carvana Auto Receivables Trust		1.270%	03/10/28	$967
		Series - 2021 N2 (Class D)
EUR 600,000	g,h,i	Cassia SRL	EURIBOR 3 M + 3.500%	0.000	05/22/34	664
		Series - 2022 1A (Class B)
4,150,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	4,109
		Series - 2020 1A (Class B1R)
821,622	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.617	07/25/36	796
		Series - 2006 CB6 (Class A1)
17,581,617	g	CF Hippolyta LLC		1.690	07/15/60	16,614
		Series - 2020 1 (Class A1)
5,205,013	g	CF Hippolyta LLC		1.990	07/15/60	4,783
		Series - 2020 1 (Class A2)
3,010,046	g	CF Hippolyta LLC		2.280	07/15/60	2,839
		Series - 2020 1 (Class B1)
19,290,107	g	CF Hippolyta LLC		1.530	03/15/61	17,922
		Series - 2021 1A (Class A1)
4,581,400	g	CF Hippolyta LLC		1.980	03/15/61	4,215
		Series - 2021 1A (Class B1)
428,194	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	438
		Series - 2004 2 (Class 1M2)
25,500,000		Chase Issuance Trust		1.530	01/15/25	25,445
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.474	07/20/30	1,496
		Series - 2017 3A (Class A1)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	1.841	11/16/30	1,986
		Series - 2017 5A (Class A2)
106,257		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	105
		Series - 2002 1 (Class AF6)
7,548,942	g	Corevest American Finance Trust		1.832	03/15/50	7,221
		Series - 2020 1 (Class A1)
8,102,250	g	DB Master Finance LLC		4.021	05/20/49	8,118
		Series - 2019 1A (Class A2II)
37,406,250	g	DB Master Finance LLC		2.045	11/20/51	34,127
		Series - 2021 1A (Class A2I)
29,526,000	g	DB Master Finance LLC		2.493	11/20/51	26,618
		Series - 2021 1A (Class A2II)
1,766,296	g	Diamond Resorts Owner Trust		3.700	01/21/31	1,770
		Series - 2018 1 (Class A)
4,250,220	g	Diamond Resorts Owner Trust		2.890	02/20/32	4,211
		Series - 2019 1A (Class A)
621,671	g	Diamond Resorts Owner Trust		2.700	11/21/33	603
		Series - 2021 1A (Class C)
28,360,688	g	Domino's Pizza Master Issuer LLC		2.662	04/25/51	26,294
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	1.841	07/18/30	3,777
		Series - 2017 49A (Class BR)
4,000,000	g	DT Auto Owner Trust		0.840	10/15/26	3,876
		Series - 2021 1A (Class C)
1,420,487	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	1,417
		Series - 2007 2 (Class A2C)
8,283,909	g	FCI Funding LLC		1.130	04/15/33	8,199
		Series - 2021 1A (Class A)
8,012,242	g	FNA VI LLC		1.350	01/10/32	7,647
		Series - 2021 1A (Class A)
10,050,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	10,084
		Series - 2017 2 (Class A)
12,000,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	12,032
		Series - 2019 3 (Class A1)
1,947,241	g,i	GoldenTree Loan Opportunities IX Ltd	LIBOR 3 M + 1.110%	1.409	10/29/29	1,945
		Series - 2014 9A (Class AR2)
4,000,000	g	GSCG Trust		2.936	09/06/34	3,918
		Series - 2019 600C (Class A)
312,378	g	HERO Funding Trust		3.280	09/20/48	308
		Series - 2017 2A (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$624,757	g	HERO Funding Trust		4.070%	09/20/48	$623
		Series - 2017 2A (Class A2)
24,000,000	g	Hertz Vehicle Financing LLC		1.210	12/26/25	22,726
		Series - 2021 1A (Class A)
2,140,977	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,139
		Series - 2017 AA (Class A)
1,846,593	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,841
		Series - 2017 AA (Class B)
4,548,673	g	Hilton Grand Vacations Trust		2.340	07/25/33	4,446
		Series - 2019 AA (Class A)
480,919	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	481
		Series - 2003 1 (Class M1)
1,499,931	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	1,499
		Series - 2018 SFR4 (Class B)
4,173,184	g	JG Wentworth XXII LLC		3.820	12/15/48	4,203
		Series - 2010 3A (Class A)
5,000,000	g,i	KKR Clo 32 Ltd	LIBOR 3 M + 1.750%	1.991	01/15/32	4,950
		Series - 2020 32A (Class B)
5,500,000	g,i	Madison Park Funding XXI Ltd	LIBOR 3 M + 1.650%	0.000	10/15/32	5,448
		Series - 2016 21A (Class A2RR)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	2.006	11/15/28	526
		Series - 2016 18A (Class BR)
3,500,000	g,i	Massachusetts St	LIBOR 3 M + 1.650%	1.882	01/15/35	3,470
		Series - 2021 3A (Class B)
5,853,771	g	MVW LLC		1.140	01/22/41	5,547
		Series - 2021 1WA (Class A)
1,791,124	g	MVW Owner Trust		2.420	12/20/34	1,784
		Series - 2017 1A (Class A)
2,016,031	g	MVW Owner Trust		3.450	01/21/36	2,015
		Series - 2018 1A (Class A)
2,159,216	g	MVW Owner Trust		2.890	11/20/36	2,132
		Series - 2019 1A (Class A)
7,061,356	g	MVW Owner Trust		2.220	10/20/38	6,863
		Series - 2019 2A (Class A)
4,106,327	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	3,976
		Series - 2020 HA (Class A)
6,738,178	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	6,433
		Series - 2021 A (Class A)
3,277,533	g	Navient Student Loan Trust		3.390	12/15/59	3,278
		Series - 2019 BA (Class A2A)
10,000,000	g,i	Neuberger Berman CLO Ltd		0.000	04/25/36	9,976
		Series - 2022 48A (Class B)
8,600,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	1.804	04/20/31	8,525
		Series - 2019 31A (Class BR)
6,650,000	g,i	OHA Credit Funding 10 Ltd	LIBOR 3 M + 1.650%	1.896	01/18/36	6,632
		Series - 2021 10A (Class B)
17,005,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	17,137
		Series - 2020 1A (Class A)
17,350,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	16,100
		Series - 2020 2A (Class A)
5,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	4,855
		Series - 2021 A (Class A)
612,689	g	Orange Lake Timeshare Trust		3.100	11/08/30	614
		Series - 2018 A (Class A)
7,500,000	g,i	Palmer Square CLO Ltd		0.000	04/20/35	7,446
		Series - 2022 1A (Class B)
20,500,000	g	PFS Financing Corp		1.270	06/15/25	20,196
		Series - 2020 A (Class A)
9,000,000	g	PFS Financing Corp		1.000	10/15/25	8,766
		Series - 2020 E (Class A)
9,861,000	g	PFS Financing Corp		0.970	02/15/26	9,451
		Series - 2020 G (Class A)
2,809,000	g	Progress Residential Trust		2.937	10/17/36	2,735
		Series - 2019 SFR4 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,385,000	g	Progress Residential Trust		2.082%	10/17/38	$4,800
		Series - 2021 SFR8 (Class D)
1,450,000	g	Progress Residential Trust		2.711	11/17/40	1,280
		Series - 2021 SFR9 (Class D)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	979
		Series - 2021 A (Class D)
11,473	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	1.337	08/25/33	11
		Series - 2003 2 (Class A)
15,420,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	15,299
		Series - 2020 2 (Class D)
3,690,000		Santander Drive Auto Receivables Trust		1.480	01/15/27	3,591
		Series - 2020 4 (Class D)
34,000,000		Santander Drive Auto Receivables Trust		1.670	10/15/27	31,747
		Series - 2021 4 (Class D)
22,083,125	g	SERVPRO Master Issuer LLC		2.394	04/25/51	19,857
		Series - 2021 1A (Class A2)
1,822,614	g	Sierra Timeshare Receivables Funding LLC		3.500	06/20/35	1,821
		Series - 2018 2A (Class A)
2,063,150	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	2,056
		Series - 2019 1A (Class A)
3,116,474	g	Sierra Timeshare Receivables Funding LLC		2.590	05/20/36	3,069
		Series - 2019 2A (Class A)
1,898,629	g	Sierra Timeshare Receivables Funding LLC		2.340	08/20/36	1,857
		Series - 2019 3A (Class A)
2,512,617	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	2,399
		Series - 2021 1A (Class A)
2,724,355	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	2,592
		Series - 2021 1A (Class B)
1,510,394	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	1,452
		Series - 2021 1A (Class C)
4,452,970	g	SMB Private Education Loan Trust		2.430	02/17/32	4,374
		Series - 2016 B (Class A2A)
6,850,141	g	SMB Private Education Loan Trust		2.880	09/15/34	6,806
		Series - 2017 A (Class A2A)
7,258,448	g	SMB Private Education Loan Trust		2.820	10/15/35	7,105
		Series - 2017 B (Class A2A)
3,192,331	g	SMB Private Education Loan Trust		3.500	02/15/36	3,201
		Series - 2018 A (Class A2A)
2,225,043	g	SoFi Professional Loan Program LLC		2.340	04/25/33	2,225
		Series - 2016 D (Class A2B)
259,263	g	SoFi Professional Loan Program LLC		2.490	01/25/36	260
		Series - 2016 E (Class A2B)
552,142	g	SoFi Professional Loan Program LLC		2.400	03/26/40	553
		Series - 2017 A (Class A2B)
1,659,567	g	SoFi Professional Loan Program LLC		2.740	05/25/40	1,662
		Series - 2017 B (Class A2FX)
640,839	g	SoFi Professional Loan Program LLC		2.630	07/25/40	641
		Series - 2017 C (Class A2B)
2,199,191	g	SoFi Professional Loan Program LLC		2.720	11/26/40	2,203
		Series - 2017 E (Class A2B)
4,133,340	g	SoFi Professional Loan Program LLC		2.840	01/25/41	4,137
		Series - 2017 F (Class A2FX)
7,662,406	g	SoFi Professional Loan Program LLC		2.950	02/25/42	7,658
		Series - 2018 A (Class A2B)
2,740,596	g	SoFi Professional Loan Program LLC		3.690	06/15/48	2,752
		Series - 2019 A (Class A2FX)
5,821,731	g	SpringCastle America Funding LLC		1.970	09/25/37	5,607
		Series - 2020 AA (Class A)
9,021,000	g	SpringCastle America Funding LLC		2.660	09/25/37	8,863
		Series - 2020 AA (Class B)
9,000,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	8,437
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,392
		Series - 2021 1A (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$146,278	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.357%	09/25/34	$144
		Series - 2004 8 (Class M1)
586,616	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.457	09/25/34	585
		Series - 2004 8 (Class A9)
1,809,750	g	Taco Bell Funding LLC		4.970	05/25/46	1,840
		Series - 2016 1A (Class A23)
26,802,825	g	Taco Bell Funding LLC		1.946	08/25/51	24,240
		Series - 2021 1A (Class A2I)
16,368,975	g	Taco Bell Funding LLC		2.294	08/25/51	14,595
		Series - 2021 1A (Class A2II)
2,300,000	g	Tesla Auto Lease Trust		0.780	12/20/23	2,275
		Series - 2020 A (Class A4)
7,000,000	g,i	TICP CLO VIII Ltd	LIBOR 3 M + 1.700%	1.907	10/20/34	6,961
		Series - 2017 8A (Class A2R)
3,755,706	g	Tricon American Homes Trust		2.928	01/17/36	3,728
		Series - 2017 SFR2 (Class A)
1,050,000	g	Tricon American Homes Trust		3.275	01/17/36	1,040
		Series - 2017 SFR2 (Class B)
1,275,000	g	Tricon American Homes Trust		2.049	07/17/38	1,177
		Series - 2020 SFR1 (Class B)
8,255,950		Verizon Owner Trust		1.850	07/22/24	8,258
		Series - 2020 A (Class A1A)
440,000		Verizon Owner Trust		0.770	04/21/25	424
		Series - 2020 C (Class C)
3,500,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	2.258	01/10/23	3,469
		Series - 2020 A (Class )
19,582,025	g	Wendy's Funding LLC		2.370	06/15/51	17,417
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				819,970
OTHER MORTGAGE BACKED - 10.9%
3,000,000	g,i	20 Times Square Trust		3.100	05/15/35	2,939
		Series - 2018 20TS (Class B)
12,000,000	g,i	20 TSQ GROUNDCO LLC		3.100	05/15/35	11,410
		Series - 2018 20TS (Class E)
2,919,630	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	1.298	12/18/37	2,898
		Series - 2021 FL4 (Class A)
1,243,252	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,234
		Series - 2015 6 (Class A9)
5,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.647	04/15/34	4,884
		Series - 2021 ACEN (Class C)
GBP 520,331	g,i	Atom Mortgage Securities DAC	SONIA Interest Rate Benchmark	0.000	07/22/31	666
			+ 1.900%
		Series - 2021 1A (Class D)
1,067,340	i	BANK		3.925	11/15/50	1,057
		Series - 2017 BNK8 (Class B)
2,500,000	i	BANK		4.069	11/15/50	2,419
		Series - 2017 BNK8 (Class C)
3,800,000		BANK		3.203	12/15/52	3,675
		Series - 2019 BN23 (Class AS)
1,000,000	i	BANK		3.851	07/15/60	969
		Series - 2017 BNK6 (Class C)
2,000,000		BANK		2.758	09/15/62	1,913
		Series - 2019 BN20 (Class A2)
8,000,000	i	BANK		3.283	11/15/62	7,772
		Series - 2019 BN24 (Class AS)
772,000	i	BANK		3.517	11/15/62	726
		Series - 2019 BN24 (Class C)
7,227,609	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	6,815
		Series - 2021 6 (Class A19)
1,250,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	999
		Series - 2018 CHRS (Class E)
4,903,223		BBCMS Mortgage Trust		3.488	02/15/50	4,942
		Series - 2017 C1 (Class ASB)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$452,658	i	Bear Stearns Commercial Mortgage Securities Trust		5.214%	02/11/41	$449
		Series - 2005 PWR7 (Class B)
4,600,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	4,351
		Series - 2020 IG2 (Class AM)
2,740,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,625
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	2,397
		Series - 2020 IG3 (Class BXA)
1,445,000		Benchmark Mortgage Trust		4.232	01/15/52	1,513
		Series - 2018 B8 (Class A5)
3,452,143		Benchmark Mortgage Trust		4.016	03/15/52	3,574
		Series - 2019 B9 (Class A5)
1,500,000		Benchmark Mortgage Trust		3.419	08/15/52	1,472
		Series - 2019 B12 (Class AS)
830,000		Benchmark Mortgage Trust		4.241	05/15/53	853
		Series - 2018 B7 (Class A3)
5,921,744	i	Benchmark Mortgage Trust		4.510	05/15/53	6,296
		Series - 2018 B7 (Class A4)
1,000,000		Benchmark Mortgage Trust		2.355	07/15/54	878
		Series - 2021 B27 (Class B)
10,000,000	i	Benchmark Mortgage Trust		2.244	08/15/54	8,844
		Series - 2021 B28 (Class B)
10,000,000		Benchmark Mortgage Trust		2.429	08/15/54	9,056
		Series - 2021 B28 (Class AS)
3,000,000	i	BENCHMARK Mortgage Trust		4.197	02/15/51	2,956
		Series - 2018 B2 (Class C)
9,500,000		BMARK A5		2.612	09/15/54	8,845
		Series - 2021 B29 (Class AS)
2,360,000	g	BWAY Mortgage Trust		3.402	02/10/44	2,281
		Series - 2022 26BW (Class A)
5,000,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.921%	1.318	12/15/38	4,919
		Series - 2021 CIP (Class A)
7,500,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.271%	1.668	12/15/38	7,359
		Series - 2021 CIP (Class B)
1,325,000	g	BXP Trust		3.459	08/13/37	1,317
		Series - 2017 CC (Class A)
5,000,000	g	BXP Trust		2.618	01/15/44	4,520
		Series - 2021 601L (Class A)
15,000,000	g,i	BXP Trust		2.775	01/15/44	12,701
		Series - 2021 601L (Class C)
8,000,000	g,i	BXP Trust		2.775	01/15/44	6,422
		Series - 2021 601L (Class D)
4,585,084		CD Mortgage Trust		2.622	08/10/49	4,531
		Series - 2016 CD1 (Class ASB)
9,000,000		CD Mortgage Trust		2.926	08/10/49	8,640
		Series - 2016 CD1 (Class AM)
5,750,000	i	CD Mortgage Trust		3.879	11/10/49	5,571
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		3.983	11/10/49	921
		Series - 2016 CD2 (Class C)
951,923		CD Mortgage Trust		3.453	02/10/50	956
		Series - 2017 CD3 (Class AAB)
500,000	i	CD Mortgage Trust		4.555	02/10/50	473
		Series - 2017 CD3 (Class C)
5,000,000		CD Mortgage Trust		3.220	08/15/50	4,969
		Series - 2017 CD5 (Class AAB)
3,457,000		CD Mortgage Trust		2.812	08/15/57	3,359
		Series - 2019 CD8 (Class ASB)
909,165		CFCRE Commercial Mortgage Trust		3.121	05/10/58	891
		Series - 2016 C4 (Class AHR)
508,802	i	CHL Mortgage Pass-Through Trust		2.505	02/20/35	512
		Series - 2004 HYB9 (Class 1A1)
2,500,000	g,i	Citigroup Commercial Mortgage Trust		3.518	05/10/35	2,488
		Series - 2013 375P (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,750,000	g	Citigroup Commercial Mortgage Trust		3.341%	05/10/36	$5,726
		Series - 2019 PRM (Class A)
1,054,000	i	Citigroup Commercial Mortgage Trust		3.732	04/10/46	1,056
		Series - 2013 GC11 (Class B)
2,400,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,426
		Series - 2014 GC19 (Class A4)
1,700,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	1,683
		Series - 2015 GC29 (Class B)
3,000,000	i	Citigroup Commercial Mortgage Trust		4.142	04/10/48	2,944
		Series - 2015 GC29 (Class C)
1,000,000	i	Citigroup Commercial Mortgage Trust		3.720	12/10/49	1,009
		Series - 2016 P6 (Class A5)
5,300,000		Citigroup Commercial Mortgage Trust		3.243	08/15/50	5,302
		Series - 2017 B1 (Class AAB)
6,765,000		Citigroup Commercial Mortgage Trust		3.764	10/12/50	6,747
		Series - 2017 C4 (Class AS)
2,000,000		Citigroup Commercial Mortgage Trust		3.778	09/10/58	2,025
		Series - 2015 GC33 (Class A4)
320,203	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	1.207	01/25/36	320
		Series - 2006 WFH1 (Class M4)
5,000,000	g	COMM Mortgage Trust		3.244	10/10/29	4,921
		Series - 2017 PANW (Class A)
3,000,000	g	COMM Mortgage Trust		3.376	01/10/39	2,899
		Series - 2022 HC (Class C)
1,973,933	i	COMM Mortgage Trust		4.254	07/10/45	1,999
		Series - 2013 CR9 (Class A4)
3,727,236		COMM Mortgage Trust		2.853	10/15/45	3,733
		Series - 2012 CR4 (Class A3)
1,185,000	g	COMM Mortgage Trust		3.147	03/10/46	1,181
		Series - 2013 CR6 (Class AM)
3,359,721	g,i	COMM Mortgage Trust		3.928	06/10/46	3,377
		Series - 2013 CR8 (Class B)
2,000,000	g,i	COMM Mortgage Trust		4.901	08/10/46	2,028
		Series - 2013 CR10 (Class B)
5,000,000	g,i	COMM Mortgage Trust		4.901	08/10/46	5,033
		Series - 2013 CR10 (Class C)
3,000,000		COMM Mortgage Trust		4.199	03/10/47	3,025
		Series - 2014 UBS2 (Class AM)
750,000		COMM Mortgage Trust		4.174	05/10/47	756
		Series - 2014 CR17 (Class AM)
2,500,000	g,i	COMM Mortgage Trust		4.768	06/10/47	2,319
		Series - 2014 UBS3 (Class D)
5,240,000		COMM Mortgage Trust		3.917	10/10/47	5,309
		Series - 2014 LC17 (Class A5)
5,205,000	i	COMM Mortgage Trust		4.188	10/10/47	5,263
		Series - 2014 LC17 (Class AM)
2,288,546	i	COMM Mortgage Trust		4.490	10/10/47	2,289
		Series - 2014 LC17 (Class B)
800,979	i	COMM Mortgage Trust		3.829	02/10/48	791
		Series - 2015 LC19 (Class B)
1,000,000	g	COMM Mortgage Trust		3.000	03/10/48	847
		Series - 2015 CR22 (Class E)
1,445,000		COMM Mortgage Trust		3.309	03/10/48	1,439
		Series - 2015 CR22 (Class A5)
3,382,775	i	COMM Mortgage Trust		3.603	03/10/48	3,384
		Series - 2015 CR22 (Class AM)
2,175,000	i	COMM Mortgage Trust		4.106	03/10/48	2,141
		Series - 2015 CR22 (Class C)
7,380,000		COMM Mortgage Trust		3.801	05/10/48	7,392
		Series - 2015 CR23 (Class AM)
4,500,000	i	COMM Mortgage Trust		4.183	05/10/48	4,472
		Series - 2015 CR23 (Class B)
2,549,000	i	COMM Mortgage Trust		4.288	05/10/48	2,510
		Series - 2015 CR23 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,135,317		COMM Mortgage Trust		3.421%	07/10/48	$3,159
		Series - 2015 LC21 (Class ASB)
4,000,000	i	COMM Mortgage Trust		3.463	08/10/48	3,600
		Series - 2015 CR24 (Class D)
2,550,000		COMM Mortgage Trust		3.696	08/10/48	2,569
		Series - 2015 CR24 (Class A5)
5,000,000	i	COMM Mortgage Trust		4.028	08/10/48	5,041
		Series - 2015 CR24 (Class AM)
1,467,000	i	COMM Mortgage Trust		4.379	08/10/48	1,429
		Series - 2015 CR24 (Class C)
2,000,000	i	COMM Mortgage Trust		4.379	08/10/48	2,008
		Series - 2015 CR24 (Class B)
1,352,000		COMM Mortgage Trust		3.612	10/10/48	1,362
		Series - 2015 CR27 (Class A4)
3,212,210		COMM Mortgage Trust		3.630	10/10/48	3,230
		Series - 2015 CR26 (Class A4)
1,575,000		COMM Mortgage Trust		3.774	10/10/48	1,591
		Series - 2015 LC23 (Class A4)
1,875,000	i	COMM Mortgage Trust		4.478	10/10/48	1,890
		Series - 2015 CR26 (Class B)
3,005,000	i	COMM Mortgage Trust		4.607	10/10/48	2,962
		Series - 2015 LC23 (Class C)
1,018,265		COMM Mortgage Trust		3.651	02/10/49	1,016
		Series - 2016 CR28 (Class AHR)
4,650,000	i	COMM Mortgage Trust		4.638	02/10/49	4,722
		Series - 2016 CR28 (Class B)
6,500,000		COMM Mortgage Trust		3.263	08/15/57	6,307
		Series - 2019 GC44 (Class AM)
2,000,000	i	COMM Mortgage Trust		3.526	08/15/57	1,833
		Series - 2019 GC44 (Class C)
2,600,000	i	COMM MORTGAGE TRUST		4.341	05/10/51	2,683
		Series - 2018 COR3 (Class AM)
10,733,888	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	10,747
		Series - 2014 C02 (Class 1M2)
7,458,306	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457	07/25/24	7,496
		Series - 2014 C03 (Class 1M2)
1,870,000	g,i	Connecticut Avenue Securities		3.399	11/25/41	1,734
		Series - 2021 R02 (Class 2B1)
2,105,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	2,034
		Series - 2021 R01 (Class 1M2)
3,070,000	g,i	Connecticut Avenue Securities Trust		2.849	12/25/41	2,779
		Series - 2021 R03 (Class 1B1)
6,625,000	g,i	Connecticut Avenue Securities Trust		3.599	03/25/42	6,696
		Series - 2022 R03 (Class 1M2)
7,400,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	7,262
		Series - 2017 CALI (Class B)
4,591,721	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	4,512
		Series - 2018 J1 (Class A11)
1,910,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.997	05/15/36	1,888
		Series - 2019 ICE4 (Class D)
9,378,413	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	8,936
		Series - 2021 NQM8 (Class A3)
4,270,400	g,i	CSMC Series		3.388	10/25/59	4,112
		Series - 2019 NQM1 (Class M1)
9,250,000		DBGS Mortgage Trust		4.466	10/15/51	9,797
		Series - 2018 C1 (Class A4)
9,706,759		DBJPM Mortgage Trust		2.756	08/10/49	9,645
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,003
		Series - 2017 C6 (Class ASB)
5,300,000		DBJPM Mortgage Trust		2.340	08/15/53	4,801
		Series - 2020 C9 (Class AM)
17,410,000	g	DBUBS Mortgage Trust		3.452	10/10/34	17,319
		Series - 2017 BRBK (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

REFERENCE
PRINCIPAL		ISSUER	RATE & SPREAD
$15,500,000	g,i	DBUBS Mortgage Trust
Series - 2017 BRBK (Class B)
5,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.120%
Series - 2021 ELP (Class B)
7,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%
Series - 2021 ELP (Class C)
6,870,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%
Series - 2021 ELP (Class E)
5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 0.755%
Series - 2021 EQAZ (Class A)
4,730,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%
Series - 2021 EQAZ (Class E)
1,245,385	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%
Series - 2005 2 (Class M2)
2,476,671	g,i	Flagstar Mortgage Trust
Series - 2017 2 (Class B3)
202,794	g,i	Flagstar Mortgage Trust
Series - 2018 5 (Class A11)
3,466,859	g,i	Flagstar Mortgage Trust
Series - 2021 2 (Class A4)
9,877,386	g,i	Flagstar Mortgage Trust
Series - 2021 4 (Class A21)
30,327,019	g,i	Flagstar Mortgage Trust
Series - 2021 10IN (Class A1)
5,725,000	g,i	Freddie Mac STACR REMIC Trust
Series - 2021 HQA2 (Class M2)
12,292,000	g,i	Freddie Mac STACR REMIC Trust
Series - 2021 DNA5 (Class M2)
6,030,000	g,i	Freddie Mac STACR REMIC Trust
Series - 2022 DNA1 (Class M2)
750,000	g,i	FREMF Mortgage Trust
Series - 2016 K53 (Class B)
GBP 900,000	g,i	Frost CMBS DAC	SONIA Interest Rate Benchmark
+ 2.900%
Series - 2021 1A (Class GBD)
5,943,000	g	GS Mortgage Securities Corp II
Series - 2012 ALOH (Class A)
4,430,000	g	GS Mortgage Securities Corp II
Series - 2012 BWTR (Class A)
5,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 1.250%
Series - 2021 ARDN (Class A)
2,600,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%
Series - 2021 ARDN (Class E)
2,500,000	g,i	GS Mortgage Securities Corp II
Series - 2017 375H (Class B)
1,350,000	i	GS Mortgage Securities Corp II
Series - 2015 GC30 (Class AS)
5,235,000	g,i	GS Mortgage Securities Corp Trust	LIBOR 1 M + 1.600%
Series - 2018 TWR (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%
Series - 2018 TWR (Class C)
785,363		GS Mortgage Securities Trust
Series - 2012 GCJ7 (Class B)
872,194		GS Mortgage Securities Trust
Series - 2015 GC28 (Class AAB)
2,816,500		GS Mortgage Securities Trust
Series - 2015 GC28 (Class A5)
7,400,000	i	GS Mortgage Securities Trust
Series - 2015 GC32 (Class AS)
2,638,408		GS Mortgage Securities Trust
Series - 2015 GC34 (Class AAB)
2,000,000		GS Mortgage Securities Trust
Series - 2016 GS3 (Class AS)
	MATURITY	VALUE
RATE	DATE	(000)
3.530%	10/10/34	$15,303
1.517	11/15/38	4,897
1.717	11/15/38	6,851
2.515	11/15/38	6,650
1.152	10/15/38	4,897
2.697	10/15/38	4,593
1.192	12/25/35	1,235
4.048	10/25/47	2,470
4.000	09/25/48	203
2.500	04/25/51	3,164
2.500	06/01/51	9,011
3.000	10/25/51	28,782
2.149	12/25/33	5,388
1.749	01/25/34	12,093
2.599	01/25/42	5,637
4.024	03/25/49	759
0.000	11/22/26	1,166
3.551	04/10/34	5,940
2.954	11/05/34	4,423
1.647	11/15/36	4,902
3.747	11/15/36	2,547
3.483	09/10/37	2,405
3.777	05/10/50	1,344
1.997	07/15/31	4,970
1.847	07/15/31	1,919
4.740	05/10/45	785
3.206	02/10/48	874
3.396	02/10/48	2,807
4.018	07/10/48	7,400
3.278	10/10/48	2,642
3.143	10/10/49	1,954

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,500,000	i	GS Mortgage Securities Trust		3.958%	11/10/49	$1,389
		Series - 2016 GS4 (Class C)
2,000,000		GS Mortgage Securities Trust		3.674	03/10/50	2,016
		Series - 2017 GS5 (Class A4)
4,150,000	i	GS Mortgage Securities Trust		3.826	03/10/50	4,160
		Series - 2017 GS5 (Class AS)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,029
		Series - 2017 GS6 (Class AAB)
6,000,000		GS Mortgage Securities Trust		3.433	05/10/50	5,988
		Series - 2017 GS6 (Class A3)
1,691,000	i	GS Mortgage Securities Trust		4.028	05/10/50	1,672
		Series - 2015 GC30 (Class B)
4,061,000	i	GS Mortgage Securities Trust		4.072	05/10/50	3,950
		Series - 2015 GC30 (Class C)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,044
		Series - 2017 GS8 (Class ABP)
4,844,000	i	GS Mortgage Securities Trust		4.335	11/10/50	4,835
		Series - 2017 GS8 (Class C)
3,050,000	i	GS Mortgage Securities Trust		4.158	02/10/52	3,131
		Series - 2019 GC38 (Class AS)
2,500,000	i	GS Mortgage Securities Trust		3.173	02/13/53	2,455
		Series - 2020 GC45 (Class AS)
270,053	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	270
		Series - 2019 PJ2 (Class A1)
705,432	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	706
		Series - 2019 PJ2 (Class A4)
1,166,047	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,160
		Series - 2020 PJ2 (Class A4)
1,069,013	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	1,041
		Series - 2020 PJ4 (Class A4)
825,314	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	796
		Series - 2020 PJ5 (Class A4)
2,010,500	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	1,850
		Series - 2020 PJ6 (Class A4)
6,740,610	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	6,155
		Series - 2021 PJ5 (Class A4)
13,436,106	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	12,659
		Series - 2022 PJ2 (Class A36)
1,064,002	g,i	GS Mortgage-Backed Securities Trust		3.669	05/25/50	1,028
		Series - 2020 PJ1 (Class B2)
2,603,873	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	2,378
		Series - 2021 PJ2 (Class A4)
23,441,901	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	21,390
		Series - 2021 PJ7 (Class A4)
10,984,239	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	10,032
		Series - 2021 PJ8 (Class A4)
19,337,684	g,i	GS MortSecurities Trust		2.500	11/25/51	17,639
		Series - 2021 PJ6 (Class A4)
1,906,514	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	1,877
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,792
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,422
		Series - 2016 10HY (Class B)
7,250,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	6,915
		Series - 2016 10HY (Class C)
5,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	4,917
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,378
		Series - 2019 55HY (Class E)
329,910	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	333
		Series - 2004 11 (Class 2A1)
4,122,933	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	3,983
		Series - 2020 NQM1 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,043,500	g,i	Imperial Fund Mortgage Trust		3.531%	10/25/55	$1,001
		Series - 2020 NQM1 (Class M1)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.613	07/05/31	1,004
		Series - 2018 AON (Class D)
2,634,990	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.398	07/15/46	2,671
		Series - 2011 C4 (Class C)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,816
		Series - 2013 C10 (Class AS)
1,780,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.914	01/15/49	1,811
		Series - 2015 JP1 (Class A5)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	757
		Series - 2015 JP1 (Class AS)
5,855,395		JP Morgan Chase Commercial Mortgage Securities Corp		2.713	08/15/49	5,823
		Series - 2016 JP2 (Class ASB)
4,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	4,460
		Series - 2017 JP7 (Class A3)
3,155,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.065	01/16/37	3,043
		Series - 2020 NNN (Class BFX)
260,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.077	01/15/46	263
		Series - 2013 C13 (Class AS)
5,350,916	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	5,428
		Series - 2015 1 (Class B1)
260,986	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	256
		Series - 2015 3 (Class A19)
2,479,003	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	2,387
		Series - 2015 6 (Class A13)
503,787	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	497
		Series - 2016 1 (Class A13)
1,291,773	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,265
		Series - 2017 2 (Class A13)
1,878,349	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,810
		Series - 2018 3 (Class A13)
748,497	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	738
		Series - 2018 4 (Class A13)
3,216,124	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	3,116
		Series - 2018 5 (Class A13)
2,105,672	g,i	JP Morgan Mortgage Trust		3.050	10/26/48	2,113
		Series - 2017 5 (Class A2)
381,544	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	382
		Series - 2018 8 (Class A13)
882,018	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	883
		Series - 2018 9 (Class A13)
521,697	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	523
		Series - 2019 1 (Class A3)
957,542	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	960
		Series - 2019 1 (Class A15)
1,507,865	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	1,468
		Series - 2019 3 (Class B1)
1,674,641	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	1,678
		Series - 2019 INV1 (Class A11)
6,832,540	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	6,651
		Series - 2020 1 (Class B2)
10,762,962	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	9,829
		Series - 2021 6 (Class A15)
5,760,774	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	5,261
		Series - 2021 7 (Class A15)
7,004,044	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	6,397
		Series - 2021 8 (Class A15)
2,706,786	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,472
		Series - 2021 10 (Class A15)
9,556,010	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	8,724
		Series - 2021 11 (Class A15)
2,796,968	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	2,554
		Series - 2021 12 (Class A15)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$9,186,701	g,i	JP Morgan Mortgage Trust		3.357%	04/25/52	$8,389
		Series - 2021 INV6 (Class B1)
5,878,498	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	5,252
		Series - 2021 INV6 (Class B2)
4,329,531	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	3,952
		Series - 2021 14 (Class A15)
12,186,005	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	11,124
		Series - 2021 15 (Class A15)
18,528,225	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	17,469
		Series - 2022 2 (Class A25)
753,794	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	759
		Series - 2013 C14 (Class A4)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.997	08/15/47	5,024
		Series - 2014 C21 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.480	09/15/47	1,994
		Series - 2014 C23 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	2,931
		Series - 2015 C27 (Class B)
2,556,000		JPMBB Commercial Mortgage Securities Trust		3.611	05/15/48	2,565
		Series - 2015 C29 (Class A4)
2,500,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,500
		Series - 2015 C29 (Class AS)
2,350,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	2,272
		Series - 2015 C29 (Class B)
3,500,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,531
		Series - 2015 C31 (Class AS)
9,952,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	08/15/48	10,056
		Series - 2015 C31 (Class B)
4,610,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/17/49	4,645
		Series - 2016 C1 (Class A5)
1,820,000	i	JPMBB Commercial Mortgage Securities Trust		4.733	03/17/49	1,808
		Series - 2016 C1 (Class C)
3,232,402		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	3,231
		Series - 2017 JP5 (Class A4)
1,179,386		JPMCC Commercial Mortgage Securities Trust		3.549	03/15/50	1,184
		Series - 2017 JP5 (Class ASB)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust		3.071	12/15/49	926
		Series - 2016 C4 (Class C)
3,000,000		JPMDB Commercial Mortgage Securities Trust		3.694	03/15/50	3,044
		Series - 2017 C5 (Class A5)
9,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	8,210
		Series - 2020 COR7 (Class AS)
3,062,915	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	3,038
		Series - 2013 GCP (Class A1)
5,000,000	g	Ladder Capital Commercial Mortgage Securities		3.357	07/12/50	5,005
		Series - 2017 LC26 (Class ASB)
EUR 597,323	g,i	Last Mile Logistics Pan Euro Finance DAC	EURIBOR 3 M + 2.700%	1.000	08/17/33	651
		Series - 2021 1A (Class E)
7,250,000	g	Liberty Street Trust		3.597	02/10/36	7,198
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	3,914
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.335	09/10/39	1,378
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,709
		Series - 2020 1MW (Class C)
638,426	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	615
		Series - 2006 WMC1 (Class A1B)
436,411		Morgan Stanley Bank of America Merrill Lynch Trust		2.469	02/15/46	437
		Series - 2013 C7 (Class AAB)
2,793,154	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,777
		Series - 2014 C19 (Class LNC1)
920,314	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	914
		Series - 2014 C19 (Class LNC2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

REFERENCE
PRINCIPAL		ISSUER	RATE & SPREAD
$4,650,000		Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2014 C19 (Class AS)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2015 C20 (Class AS)
1,250,000	i	Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2015 C21 (Class A4)
6,500,000		Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2015 C21 (Class AS)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust
Series - 2015 C22 (Class AS)
3,380,820	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%
Series - 2021 ILP (Class C)
2,795,000	i	Morgan Stanley Capital I Trust
Series - 2015 MS1 (Class A4)
388,737	†,i	Morgan Stanley Capital I Trust
Series - 2007 IQ16 (Class AJ)
265,169	†,i	Morgan Stanley Capital I Trust
Series - 2007 IQ16 (Class AJFX)
6,000,000		Morgan Stanley Capital I Trust
Series - 2017 H1 (Class ASB)
1,458,000		Morgan Stanley Capital I Trust
Series - 2017 HR2 (Class A4)
2,840,000	i	Morgan Stanley Capital I Trust
Series - 2018 H3 (Class AS)
5,027,114		Morgan Stanley Capital I Trust
Series - 2018 H4 (Class A4)
731,872	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 4 (Class A4)
8,923,242	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 5 (Class A9)
2,266,147	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 6 (Class A4)
5,977,157	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 6 (Class A9)
3,000,000	g,i	MSDB Trust
Series - 2017 712F (Class A)
500,000	g,i	MTN Commercial Mortgage Trust
Series - 2022 LPFL (Class E)
1,200,000	g,i	Natixis Commercial Mortgage Securities Trust
Series - 2018 285M (Class A)
15,010,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%
Series - 2019 MILE (Class A)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%
Series - 2019 MILE (Class B)
2,900,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%
Series - 2019 MILE (Class C)
5,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%
Series - 2019 MILE (Class D)
2,000,000	g	Natixis Commercial Mortgage Securities Trust
Series - 2020 2PAC (Class A)
500,000	g,i	NCMF Trust
Series - 2022 MFP (Class D)
265,327	g,i	New Residential Mortgage Loan Trust
Series - 2015 1A (Class A3)
1,476,248	g,i	New Residential Mortgage Loan Trust
Series - 2019 NQM4 (Class A3)
980,000	g,i	New Residential Mortgage Loan Trust
Series - 2019 NQM4 (Class M1)
471,197	i	New York Mortgage Trust	LIBOR 1 M + 0.480%
Series - 2005 3 (Class A1)
1,825,000	g,i	NLT Trust
Series - 2021 INV2 (Class M1)
	MATURITY	VALUE
RATE	DATE	(000)
3.832%	12/15/47	$4,655
3.605	02/15/48	1,590
4.453	02/15/48	1,217
3.338	03/15/48	2,491
3.652	03/15/48	6,320
3.561	04/15/48	2,945
1.774	11/15/23	3,279
3.779	05/15/48	2,817
5.674	12/12/49	207
5.674	12/12/49	141
3.304	06/15/50	6,019
3.587	12/15/50	1,460
4.429	07/15/51	2,946
4.310	12/15/51	5,245
2.500	07/25/51	698
2.500	08/25/51	8,152
2.500	09/25/51	2,164
2.500	09/25/51	5,461
3.316	07/11/39	2,936
4.339	03/15/39	497
3.790	11/15/32	1,199
1.897	07/15/36	14,933
2.197	07/15/36	4,963
2.597	07/15/36	2,878
3.147	07/15/36	4,955
2.966	12/15/38	1,955
3.636	03/15/39	496
3.750	05/28/52	265
2.797	09/25/59	1,466
2.986	09/25/59	932
0.937	02/25/36	472
2.569	08/25/56	1,657

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$11,923,072	g,i	OBX Trust		2.500%	07/25/51	$10,874
		Series - 2021 J2 (Class A19)
1,136,449	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107	06/25/57	1,122
		Series - 2018 1 (Class A2)
3,772,572	g,i	Oceanview Mortgage Trust		2.500	05/25/51	3,445
		Series - 2021 1 (Class A19)
2,140,000	g	Olympic Tower Mortgage Trust		3.566	05/10/39	2,086
		Series - 2017 OT (Class A)
5,120,000	g	One Bryant Park Trust		2.516	09/15/54	4,735
		Series - 2019 OBP (Class A)
69,429	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	69
		Series - 2015 4A (Class MR-A)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,994
		Series - 2013 SMV (Class B)
772,872	g,i	Sequoia Mortgage Trust		3.500	05/25/45	755
		Series - 2015 2 (Class A1)
669,618	g,i	Sequoia Mortgage Trust		3.500	06/25/46	659
		Series - 2016 1 (Class A19)
177,179	g,i	Sequoia Mortgage Trust		3.500	02/25/47	173
		Series - 2017 2 (Class A19)
53,516	g,i	Sequoia Mortgage Trust		3.500	04/25/47	52
		Series - 2017 3 (Class A19)
2,195,257	g,i	Sequoia Mortgage Trust		3.740	09/25/47	2,122
		Series - 2017 6 (Class B1)
369,700	g,i	Sequoia Mortgage Trust		3.500	02/25/48	364
		Series - 2018 2 (Class A1)
69,755	g,i	Sequoia Mortgage Trust		3.500	02/25/48	69
		Series - 2018 2 (Class A19)
1,171,319	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,158
		Series - 2018 3 (Class A1)
130,154	g,i	Sequoia Mortgage Trust		4.000	09/25/48	130
		Series - 2018 7 (Class A19)
1,144,046	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,145
		Series - 2019 2 (Class A1)
359,950	g,i	Sequoia Mortgage Trust		4.000	06/25/49	360
		Series - 2019 2 (Class A19)
2,150,229	g,i	Sequoia Mortgage Trust		3.500	11/25/49	2,067
		Series - 2019 4 (Class A1)
2,920,228	g,i	Sequoia Mortgage Trust		3.500	12/25/49	2,884
		Series - 2019 5 (Class A1)
1,686,181	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,665
		Series - 2019 5 (Class A19)
2,843,963	g,i	Sequoia Mortgage Trust		3.500	03/25/50	2,792
		Series - 2020 2 (Class A1)
6,876,448	g,i	Sequoia Mortgage Trust		3.000	04/25/50	6,628
		Series - 2020 3 (Class A19)
6,269,786	g,i	Sequoia Mortgage Trust		2.500	06/25/51	5,708
		Series - 2021 4 (Class A19)
532,288	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	515
		Series - 2017 1 (Class A19)
7,750,000	g	SLG Office Trust		2.585	07/15/41	7,205
		Series - 2021 OVA (Class A)
26,865,000	g	SLG Office Trust		2.851	07/15/41	23,344
		Series - 2021 OVA (Class D)
10,128,200	g,i	SMR Mortgage Trust		1.951	02/15/39	10,028
		Series - 2022 IND (Class A)
9,645,905	g,i	SMR Mortgage Trust		3.251	02/15/39	9,528
		Series - 2022 IND (Class C)
1,205,738	g,i	SMR Mortgage Trust		4.251	02/15/39	1,190
		Series - 2022 IND (Class D)
5,000,000	g,i	SREIT Trust	LIBOR 1 M + 0.822%	1.219	11/15/36	4,906
		Series - 2021 MFP2 (Class A)
6,930,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	1.568	11/15/36	6,791
		Series - 2021 MFP2 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$7,302,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199%	10/25/33	$7,134
		Series - 2021 DNA3 (Class M2)
140,861	g,i	STACR		3.724	02/25/48	140
		Series - 2018 SPI1 (Class M2)
2,100,000	g,i	STACR	LIBOR 1 M + 2.500%	2.957	02/25/50	1,978
		Series - 2020 DNA2 (Class B1)
2,640,000	g,i	STACR		4.099	11/25/50	2,574
		Series - 2020 HQA5 (Class B1)
GBP 347,448	g,i	Taurus UK DAC	SONIA Interest Rate Benchmark	1.455	05/17/31	452
			+ 1.300%
		Series - 2021 UK1A (Class B)
GBP 506,281	g,i	Taurus UK DAC	SONIA Interest Rate Benchmark	1.805	05/17/31	658
			+ 1.650%
		Series - 2021 UK1A (Class C)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,564
		Series - 2017 C1 (Class ASB)
2,000,000		UBS Commercial Mortgage Trust		3.366	10/15/50	2,005
		Series - 2017 C4 (Class ASB)
1,750,000		UBS Commercial Mortgage Trust		4.334	10/15/51	1,829
		Series - 2018 C13 (Class A4)
4,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	4,009
		Series - 2012 C4 (Class A5)
385,886	g	Verus Securitization Trust		2.938	07/25/59	386
		Series - 2019 3 (Class A2)
2,725,000	g,i	Verus Securitization Trust		3.139	07/25/59	2,723
		Series - 2019 3 (Class M1)
2,070,000	g,i	Verus Securitization Trust		3.207	11/25/59	2,060
		Series - 2019 4 (Class M1)
1,777,967	g	Verus Securitization Trust		1.733	05/25/65	1,733
		Series - 2020 5 (Class A3)
2,187,186	g,i	Verus Securitization Trust		2.240	10/25/66	2,063
		Series - 2021 7 (Class A3)
628,923	g	VSE VOI Mortgage LLC		2.540	07/20/33	622
		Series - 2016 A (Class A)
482,007	g	VSE VOI Mortgage LLC		2.740	07/20/33	479
		Series - 2016 A (Class B)
2,108,045	g	VSE VOI Mortgage LLC		2.330	03/20/35	2,073
		Series - 2017 A (Class A)
8,200,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	8,227
		Series - 2012 LC5 (Class AS)
1,740,030		Wells Fargo Commercial Mortgage Trust		3.405	12/15/47	1,741
		Series - 2014 LC18 (Class A5)
990,000		Wells Fargo Commercial Mortgage Trust		3.406	05/15/48	983
		Series - 2015 NXS1 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust		3.658	05/15/48	1,973
		Series - 2015 NXS1 (Class B)
2,279,000	i	Wells Fargo Commercial Mortgage Trust		4.152	05/15/48	2,165
		Series - 2015 NXS1 (Class D)
8,371,308		Wells Fargo Commercial Mortgage Trust		2.788	07/15/48	8,330
		Series - 2016 C35 (Class ASB)
13,052,324		Wells Fargo Commercial Mortgage Trust		2.514	08/15/49	12,893
		Series - 2016 BNK1 (Class ASB)
12,880,246		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	12,811
		Series - 2016 LC24 (Class ASB)
872,111		Wells Fargo Commercial Mortgage Trust		3.635	03/15/50	882
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.757	03/15/50	2,009
		Series - 2017 RB1 (Class AS)
1,825,000		Wells Fargo Commercial Mortgage Trust		3.184	04/15/50	1,812
		Series - 2015 LC20 (Class A5)
15,000,000		Wells Fargo Commercial Mortgage Trust		3.261	07/15/50	15,021
		Series - 2017 C38 (Class ASB)
2,197,255	i	Wells Fargo Commercial Mortgage Trust		3.903	07/15/50	2,133
		Series - 2017 C38 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$10,000,000		Wells Fargo Commercial Mortgage Trust		3.212%	09/15/50	$10,001
		Series - 2017 C39 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust		4.302	01/15/52	2,104
		Series - 2018 C48 (Class A5)
4,000,000	i	Wells Fargo Commercial Mortgage Trust		3.767	07/15/58	4,038
		Series - 2015 NXS2 (Class A5)
1,000,000	i	Wells Fargo Commercial Mortgage Trust		4.289	07/15/58	1,005
		Series - 2015 NXS2 (Class B)
3,800,000		Wells Fargo Commercial Mortgage Trust		3.560	01/15/59	3,820
		Series - 2016 C32 (Class A4)
6,000,000		Wells Fargo Commercial Mortgage Trust		3.749	03/15/59	5,991
		Series - 2016 C33 (Class AS)
305,359	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	305
		Series - 2019 2 (Class A17)
3,111,822	g,i	Wells Fargo Mortgage Backed Securities Trust		3.500	09/25/49	3,094
		Series - 2019 4 (Class A1)
725,547	g,i	Wells Fargo Mortgage Backed Securities Trust		3.000	07/25/50	697
		Series - 2020 4 (Class A17)
12,426,490	g,i	Wells Fargo Mortgage Backed Securities Trust		2.500	06/25/51	11,340
		Series - 2021 2 (Class A17)
5,271,812	g,i	Wells Fargo Mortgage Backed Securities Trust		3.000	08/25/51	4,989
		Series - 2021 INV1 (Class A17)
5,536,794	g,i	Wells Fargo Mortgage Backed Securities Trust		3.327	08/25/51	5,080
		Series - 2021 INV1 (Class B1)
1,770,000		WFRBS Commercial Mortgage Trust		3.345	05/15/45	1,773
		Series - 2013 C13 (Class AS)
3,779,725	i	WFRBS Commercial Mortgage Trust		4.079	03/15/46	3,834
		Series - 2013 UBS1 (Class A4)
1,050,000	i	WFRBS Commercial Mortgage Trust		4.162	12/15/46	1,066
		Series - 2013 C18 (Class A5)
2,185,281		WFRBS Commercial Mortgage Trust		3.995	05/15/47	2,203
		Series - 2014 C20 (Class A5)
3,865,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	3,874
		Series - 2014 C24 (Class A5)
8,000,000		WFRBS Commercial Mortgage Trust		3.560	03/15/48	8,042
		Series - 2013 C12 (Class AS)
340,019	g,i	WinWater Mortgage Loan Trust		3.910	06/20/44	340
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED				1,364,742
		TOTAL STRUCTURED ASSETS				2,184,712
		(Cost $2,293,182)
		TOTAL BONDS				12,085,922
		(Cost $12,536,746)
SHARES		COMPANY
PREFERRED STOCKS - 0.1%
BANKS - 0.1%
470,597	*,e	Federal Home Loan Mortgage Corp	1,459
1,527,061	*,e	Federal National Mortgage Association	4,917
		TOTAL BANKS	6,376
		TOTAL PREFERRED STOCKS	6,376
		(Cost $49,941)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 14.1%
GOVERNMENT AGENCY DEBT - 10.0%
$7,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/11/22	$7,497
10,000,000		FAMC	0.000	07/29/22	9,975
7,000,000		FAMC	0.000	08/26/22	6,974
9,000,000		Federal Farm Credit Bank (FFCB)	0.000	04/11/22	9,000
10,000,000		FFCB	0.000	04/13/22	9,999
20,000,000		FFCB	0.000	04/26/22	19,998
5,000,000		FFCB	0.000	04/29/22	4,999
18,000,000		FFCB	0.000	05/02/22	17,994
20,905,000		FFCB	0.000	05/11/22	20,895
25,000,000		FFCB	0.000	05/17/22	24,987
13,750,000		FFCB	0.000	05/27/22	13,741
5,395,000		FFCB	0.000	06/08/22	5,389
17,580,000		FFCB	0.000	06/16/22	17,557
11,760,000		FFCB	0.000	06/29/22	11,742
10,000,000		FFCB	0.000	07/06/22	9,980
5,000,000		FFCB	0.000	07/12/22	4,989
16,197,000		FFCB	0.000	07/22/22	16,159
11,000,000		FFCB	0.000	07/25/22	10,973
5,461,000		FFCB	0.000	08/18/22	5,442
15,000,000		FFCB	0.000	09/13/22	14,928
22,000,000		FFCB	0.000	11/08/22	21,839
10,307,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	10,307
11,225,000		FHLB	0.000	04/04/22	11,225
102,800,000		FHLB	0.000	04/05/22	102,798
31,800,000		FHLB	0.000	04/06/22	31,799
25,000,000		FHLB	0.000	04/07/22	24,999
49,000,000		FHLB	0.000	04/08/22	48,998
17,300,000		FHLB	0.000	04/13/22	17,299
63,000,000		FHLB	0.000	04/18/22	62,995
40,000,000		FHLB	0.000	04/20/22	39,996
64,795,000		FHLB	0.000	04/22/22	64,789
20,968,000		FHLB	0.000	04/25/22	20,966
16,500,000		FHLB	0.000	04/29/22	16,498
10,000,000		FHLB	0.000	05/02/22	9,996
74,692,000		FHLB	0.000	05/05/22	74,662
28,000,000		FHLB	0.000	05/06/22	27,989
37,750,000		FHLB	0.000	05/11/22	37,732
14,600,000		FHLB	0.000	05/13/22	14,593
47,500,000		FHLB	0.000	05/18/22	47,474
30,000,000		FHLB	0.000	05/23/22	29,982
25,000,000		FHLB	0.000	05/24/22	24,985
6,680,000		FHLB	0.000	05/25/22	6,676
50,000,000		FHLB	0.000	05/27/22	49,967
10,000,000		FHLB	0.000	06/06/22	9,989
7,500,000		FHLB	0.000	06/08/22	7,491
20,000,000		FHLB	0.000	06/30/22	19,969
35,000,000		FHLB	0.000	07/07/22	34,929
28,998,000		FHLB	0.000	07/15/22	28,934
10,300,000		FHLB	0.000	07/19/22	10,276
30,000,000		FHLB	0.000	08/01/22	29,908
15,000,000		FHLB	0.000	08/02/22	14,954
8,000,000		FHLB	0.000	08/05/22	7,975
18,000,000		FHLB	0.000	09/16/22	17,913
4,406,000		Federal National Mortgage Association (FNMA)	0.000	05/04/22	4,404
7,815,000		Tennessee Valley Authority (TVA)	0.000	04/06/22	7,815
11,875,000		TVA	0.000	04/13/22	11,874
		TOTAL GOVERNMENT AGENCY DEBT			1,248,213
REPURCHASE AGREEMENT - 1.1%
143,975,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	143,975
		TOTAL REPURCHASE AGREEMENT			143,975

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
TREASURY DEBT - 1.7%
EGP 51,700,000	Egypt Treasury Bill	0.000%	05/17/22	$2,794
$12,500,000	United States Cash Management Bill	0.000	04/12/22	12,499
30,000,000	United States Cash Management Bill	0.000	07/05/22	29,955
20,000,000	United States Treasury Bill	0.000	05/05/22	19,997
20,000,000	United States Treasury Bill	0.000	05/12/22	19,996
40,000,000	United States Treasury Bill	0.000	08/11/22	39,878
10,000,000	United States Treasury Bill	0.000	10/06/22	9,946
24,890,000	United States Treasury Note	2.250	04/15/22	24,909
50,000,000	United States Treasury Note	1.750	05/15/22	50,088
	TOTAL TREASURY DEBT			210,062
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
164,584,193	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290	164,584
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		164,584
		TOTAL SHORT-TERM INVESTMENTS		1,766,834
(Cost $1,768,192)
		TOTAL INVESTMENTS - 111.7%		13,955,302
(Cost $14,452,730)
		OTHER ASSETS & LIABILITIES, NET - (11.7)%		(1,456,520)
		NET ASSETS - 100.0%		$12,498,782
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CLP	Chilean Peso
	CNY	Chinese Yuan
	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	EURIBOR	EURO Interbank Offer Rate
	GBP	Pound Sterling
	HUF	Hungary Forint
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Sol
	PHP	Philippines Peso
	REIT	Real Estate Investment Trust
	RON	Romanian Leu
	RSD	Serbian Dinar
	RUB	Russian Ruble
	SEK	Swedish Krona
	SGD	Singapore Dollar
	SOFR	Secure Overnight Financing Rate
	SONIA	Sterling Overnight Interbank Average Rate
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UGX	Ugandan Shilling
	UYU	Uruguayan Peso
	UZS	Uzbekistani Som
	ZAR	South African Rand

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

^Amount represents less than $1,000. * Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

‡ Perpetual security

c Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $164,415,872.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $2,764,075,240 or 22.1% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

kPrincipal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index. o Payment in Kind Bond

q In default

r Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $143,975,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rates 0.125%–0.250% and maturity dates 7/15/29–7/15/31, valued at $146,854,658.

Cost amounts are in thousands.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)
US 10YR Ultra	(1,443)	06/21/22	$(201,462)	$(195,481)	$5,981

Forward foreign currency contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

						Unrealized
Currency to be		Currency to				appreciation
purchased	Receive	be sold	Deliver	Counterparty	Settlement date	(depreciation)

	$4,271	AUD	6,056	Australia and New Zealand Banking Group	04/29/22	$(262)
	$1,018	AUD	1,359	Australia and New Zealand Banking Group	05/02/22	1
	$465	EUR	417	Australia and New Zealand Banking Group	04/29/22	3
	$218	EUR	199	Australia and New Zealand Banking Group	04/29/22	(3)
EUR	16		$18	Australia and New Zealand Banking Group	04/29/22	(1)
EUR	2,775		$3,105	Australia and New Zealand Banking Group	04/29/22	(33)
EUR	3,945		$4,399	Australia and New Zealand Banking Group	04/29/22	(31)
Total						$(326)
	$463	HUF	159,169	Bank of America	04/29/22	$(14)
	$7,254	KRW	8,782,028	Bank of America	04/04/22	19
	$7,011	KRW	8,597,307	Bank of America	05/03/22	(61)
	$660	SEK	6,188	Bank of America	04/29/22	2
EUR	879		$1,007	Bank of America	04/29/22	(33)
GBP	780		$1,022	Bank of America	04/29/22	3
KRW	8,782,028		$7,166	Bank of America	04/04/22	70
Total						$(14)

	$20,162	CNY	129,054	Citibank N.A.	04/29/22	$(121)
	$89,944	EUR	80,516	Citibank N.A.	04/29/22	797
	$841	EUR	735	Citibank N.A.	04/29/22	28
	$23,526	GBP	17,603	Citibank N.A.	04/29/22	405
	$7,240	KRW	8,782,028	Citibank N.A.	04/04/22	5
	$1,381	NOK	12,387	Citibank N.A.	04/29/22	(25)
	$762	THB	25,751	Citibank N.A.	04/29/22	(13)
KRW	8,782,028		$7,254	Citibank N.A.	04/04/22	(18)
Total						$1,058

	$510	AUD	681	Morgan Stanley	04/29/22	$0^
	$29,142	JPY	3,359,245	Morgan Stanley	05/02/22	1,531
	$921	NZD	1,400	Morgan Stanley	04/29/22	(49)
	$409	PEN	1,532	Morgan Stanley	05/03/22	(6)
EUR	687		$788	Morgan Stanley	04/29/22	(27)
Total						$1,449

	$47	GBP	35	Standard Chartered Bank	04/29/22	$0^
	$513	AUD	685	Toronto Dominion Bank	04/29/22	$0^
	$8,016	CAD	10,204	Toronto Dominion Bank	04/29/22	(145)
	$1,999	EUR	1,792	Toronto Dominion Bank	04/29/22	14
	$660	EUR	600	Toronto Dominion Bank	04/29/22	(4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

						Unrealized
Currency to be		Currency to				appreciation
purchased	Receive	be sold	Deliver	Counterparty	Settlement date	(depreciation)

	$257	GBP	196	Toronto Dominion Bank	04/29/22	(1)
	$2	NZD	3	Toronto Dominion Bank	04/29/22	(0)^
EUR	600		$660	Toronto Dominion Bank	04/07/22	4
GBP	15		$20	Toronto Dominion Bank	04/29/22	(1)
GBP	210		$282	Toronto Dominion Bank	04/29/22	(6)
Total						$(139)
Total						$2,028

^Amount represents less than $1,000.

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
SEK	Swedish Krona
THB	Thai Baht

Centrally cleared credit default swap contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

PURCHASED
	Terms of	Terms of		Fixed rate				Premiums	Unrealized
Reference	payments to	payments to		payment	Maturity	Notional		paid	appreciation
entity	be paid	be received	Counterparty	frequency	date	amount*	Value	(received)	(depreciation)

Credit event as
		specified	Citigroup Global Markets,
CDX-NAIGS38V1-5Y	1.000%	in contract	Inc	Quarterly	06/20/27	$100,000	$(1,646)	$(1,332)	$(317)

*The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

			REFERENCE			MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD		RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.6%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$2,500,000	h,i	Trans Union LLC	LIBOR	1M + 2.250%	2.750%	12/01/28	$2,478
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES					2,478
CONSUMER DURABLES & APPAREL - 0.0%
2,720,000	i	Crocs, Inc	SOFR	3M + 3.500%	4.030	02/20/29	2,649
		TOTAL CONSUMER DURABLES & APPAREL					2,649
CONSUMER SERVICES - 0.1%
2,984,733	i	1011778 BC ULC	LIBOR 1M + 1.750%		2.207	11/19/26	2,917
2,500,000	h,i	Stars Group Holdings BV	LIBOR 3 M + 3.500%		3.256	07/21/26	2,478
		TOTAL CONSUMER SERVICES					5,395
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
375,000	h,i	II-VI, Inc	LIBOR 1 M + 2.750%		3.250	12/08/28	372
3,000,000	i	Select Medical Corp	LIBOR	1M + 2.250%	2.710	03/06/25	2,961
		TOTAL HEALTH CARE EQUIPMENT & SERVICES					3,333
MEDIA & ENTERTAINMENT - 0.1%
2,000,000	h,i	Fluidra Finco SL	SOFR	1M + 2.000%	2.500	01/29/29	1,982
3,150,646	h,i	Nascar Holdings, Inc	LIBOR 3 M + 2.750%		2.957	10/19/26	3,120
2,416,458	i	Organon & Co	LIBOR 3M + 3.000%		3.563	06/02/28	2,401
		TOTAL MEDIA & ENTERTAINMENT					7,503
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,750,000	h,i	Avantor, Inc	LIBOR	1M + 2.250%	2.750	11/08/27	3,716
2,500,000	h,i	Jazz Financing Lux Sarl	LIBOR	1M + 3.500%	4.000	05/05/28	2,488
5,000,000	h,i	PPD, Inc	LIBOR 1 M + 2.250%		2.750	01/13/28	4,991
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES					11,195
RETAILING - 0.0%
2,992,500	i	Rexnord LLC	LIBOR	1M + 2.250%	2.750	10/04/28	2,972
		TOTAL RETAILING					2,972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,750,000	h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%		2.750	10/20/28	3,714
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT					3,714
SOFTWARE & SERVICES - 0.1%
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%		2.500	01/28/29	2,605
1,655,838	h,i	SS&C Technologies, Inc	LIBOR	1M + 1.750%	2.207	04/16/25	1,628
1,344,162	h,i	SS&C Technologies, Inc	LIBOR	1M + 1.750%	2.207	04/16/25	1,322
		TOTAL SOFTWARE & SERVICES					5,555
UTILITIES - 0.0%
2,493,734	i	Core & Main LP	LIBOR 1M + 2.500%		2.947	07/27/28	2,469
		TOTAL UTILITIES					2,469
		TOTAL BANK LOAN OBLIGATIONS					47,263
		(Cost $47,520)
BONDS - 99.2%
CORPORATE BONDS - 1.6%
BANKS - 0.1%
3,000,000		Bank of America Corp			2.572	10/20/32	2,726

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,000,000		JPMorgan Chase & Co		2.545%	11/08/32	$2,741
		TOTAL BANKS				5,467
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,485,000	g	Albion Financing	SARL	6.125	10/15/26	3,363
5,000,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	5,101
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				8,464
DIVERSIFIED FINANCIALS - 0.1%
3,125,000	g	Banco de Chile		2.990	12/09/31	2,882
3,000,000		Morgan Stanley		2.511	10/20/32	2,704
5,000,000		OneMain Finance Corp		3.500	01/15/27	4,625
		TOTAL DIVERSIFIED FINANCIALS				10,211
ENERGY - 0.3%
2,275,000		Ecopetrol S.A.		4.625	11/02/31	2,059
5,000,000	g	Hess Midstream Operations LP		5.625	02/15/26	5,130
2,500,000	g	MEG Energy Corp		7.125	02/01/27	2,617
5,000,000		Murphy Oil Corp		5.875	12/01/27	5,087
5,000,000	e	Occidental Petroleum Corp		3.500	08/15/29	4,925
3,150,000	g	Parkland Corp		4.625	05/01/30	2,930
2,375,000		Petroleos Mexicanos		6.700	02/16/32	2,256
		TOTAL ENERGY				25,004
FOOD, BEVERAGE & TOBACCO - 0.0%
1,800,000	g	Cia Cervecerias Unidas S.A.		3.350	01/19/32	1,711
		TOTAL FOOD, BEVERAGE & TOBACCO				1,711
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,000,000	g	Tenet Healthcare Corp		4.375	01/15/30	5,760
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				5,760
MATERIALS - 0.1%
3,275,000	g	GCC SAB de C.V.		3.614	04/20/32	3,037
5,000,000	g	SunCoke Energy, Inc		4.875	06/30/29	4,714
		TOTAL MATERIALS				7,751
MEDIA & ENTERTAINMENT - 0.2%
2,970,000	g	DISH DBS Corp		5.250	12/01/26	2,829
5,000,000	g	EIG Pearl Holdings Sarl		3.545	08/31/36	4,759
3,260,000	g	Misc Capital Two Labuan Ltd		3.750	04/06/27	3,240
5,000,000	g	Sirius XM Radio, Inc		3.125	09/01/26	4,727
1,575,000	e	TSMC Arizona Corp		1.750	10/25/26	1,476
		TOTAL MEDIA & ENTERTAINMENT				17,031
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
3,400,000	g	Avantor Funding, Inc		3.875	11/01/29	3,196
1,045,000		Teva Pharmaceutical Finance Netherlands III BV		4.750	05/09/27	1,003
990,000	e	Teva Pharmaceutical Finance Netherlands III BV		5.125	05/09/29	952
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				5,151
REAL ESTATE - 0.1%
5,000,000	g	Howard Hughes Corp		4.125	02/01/29	4,691
5,000,000	g	RLJ Lodging Trust LP		3.750	07/01/26	4,750
		TOTAL REAL ESTATE				9,441
RETAILING - 0.1%
4,340,000	g	Asbury Automotive Group, Inc		4.625	11/15/29	4,042
		TOTAL RETAILING				4,042
SOFTWARE & SERVICES - 0.1%
2,435,000	g	CA Magnum Holdings		5.375	10/31/26	2,398
2,830,000	g	Open Text Corp		3.875	12/01/29	2,689

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,600,000	g	Prosus NV		3.257%	01/19/27	$3,289
		TOTAL SOFTWARE & SERVICES				8,376
TELECOMMUNICATION SERVICES - 0.2%
2,900,000		AT&T, Inc		2.250	02/01/32	2,572
4,925,000	g	Iliad Holding SASU		6.500	10/15/26	4,938
3,000,000	g	Telefonica Moviles Chile S.A.		3.537	11/18/31	2,790
3,100,000	g	Verizon Communications, Inc		2.355	03/15/32	2,800
		TOTAL TELECOMMUNICATION SERVICES				13,100
TRANSPORTATION - 0.0%
1,700,000	g	Indian Railway Finance Corp Ltd		3.570	01/21/32	1,599
		TOTAL TRANSPORTATION				1,599
UTILITIES - 0.0%
1,450,000	g	Israel Electric Corp Ltd		3.750	02/22/32	1,392
		TOTAL UTILITIES				1,392
		TOTAL CORPORATE BONDS				124,500
		(Cost $131,331)
GOVERNMENT BONDS - 94.9%
AGENCY SECURITIES - 0.2%
14,985,000		Montefiore Medical Center		2.895	04/20/32	14,353
2,631,579		Reliance Industries Ltd		2.444	01/15/26	2,613
		TOTAL AGENCY SECURITIES				16,966
MORTGAGE BACKED - 2.2%
6,225,000	g,i	Freddie Mac STACR REMIC Trust		2.349	08/25/33	6,170
10,000,000	g,i	Freddie Mac STACR REMIC Trust		1.049	12/25/41	9,749
19,629,242		Government National Mortgage Association (GNMA)		3.600	09/15/31	19,865
9,786,968		GNMA		3.650	02/15/32	9,956
2,210,987		GNMA		3.380	07/15/35	2,215
2,885,504		GNMA		3.870	10/15/36	2,934
37,497,154		GNMA		1.730	07/15/37	35,797
34,543,280		GNMA		4.250	09/15/38	35,490
24,013,689		GNMA		1.650	07/15/42	22,745
26,030,549		GNMA		2.750	01/15/45	26,346
		TOTAL MORTGAGE BACKED				171,267
U.S. TREASURY SECURITIES - 92.5%
254,350,225	k	United States Treasury Inflation Indexed	Bonds	0.125	07/15/22	261,315
370,180,800	k	United States Treasury Inflation Indexed	Bonds	0.125	01/15/23	383,094
268,182,090	k	United States Treasury Inflation Indexed	Bonds	0.625	04/15/23	279,611
271,146,610	k	United States Treasury Inflation Indexed	Bonds	0.375	07/15/23	284,609
193,038,753	k	United States Treasury Inflation Indexed	Bonds	0.625	01/15/24	203,026
227,345,760	k	United States Treasury Inflation Indexed	Bonds	0.500	04/15/24	238,944
192,356,125	k	United States Treasury Inflation Indexed	Bonds	0.125	07/15/24	201,861
227,323,400	k	United States Treasury Inflation Indexed	Bonds	0.125	10/15/24	237,784
217,164,270	k	United States Treasury Inflation Indexed	Bonds	0.250	01/15/25	227,730
114,833,412	k	United States Treasury Inflation Indexed	Bonds	2.375	01/15/25	127,456
176,281,920	k	United States Treasury Inflation Indexed	Bonds	0.125	04/15/25	184,256
234,677,520	k	United States Treasury Inflation Indexed	Bonds	0.375	07/15/25	248,176
305,479,320	k	United States Treasury Inflation Indexed	Bonds	0.125	10/15/25	320,198
251,399,131	k	United States Treasury Inflation Indexed	Bonds	0.625	01/15/26	268,010
75,515,666	k	United States Treasury Inflation Indexed	Bonds	2.000	01/15/26	84,613
155,406,650	k	United States Treasury Inflation Indexed	Bonds	0.125	04/15/26	162,436
173,543,320	k	United States Treasury Inflation Indexed	Bonds	0.125	07/15/26	182,404
291,367,375	k	United States Treasury Inflation Indexed	Bonds	0.125	10/15/26	306,266
230,970,630	k	United States Treasury Inflation Indexed	Bonds	0.375	01/15/27	244,793
134,079,712	k	United States Treasury Inflation Indexed	Bonds	2.375	01/15/27	155,535
132,711,810	k	United States Treasury Inflation Indexed	Bonds	0.375	07/15/27	141,346
234,165,195	k	United States Treasury Inflation Indexed	Bonds	0.500	01/15/28	250,474

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

REFERENCE
PRINCIPAL		ISSUER		RATE & SPREAD
$231,302,184	k	United States Treasury Inflation Indexed	Bonds
123,427,245	k	United States Treasury Inflation Indexed	Bonds
143,326,720	k	United States Treasury Inflation Indexed	Bonds
210,385,350	k	United States Treasury Inflation Indexed	Bonds
154,347,606	k	United States Treasury Inflation Indexed	Bonds
8,702,678	k	United States Treasury Inflation Indexed	Bonds
205,479,340	k	United States Treasury Inflation Indexed	Bonds
169,331,300	k	United States Treasury Inflation Indexed	Bonds
134,291,850	k	United States Treasury Inflation Indexed	Bonds
164,118,960	k	United States Treasury Inflation Indexed	Bonds
246,927,951	k	United States Treasury Inflation Indexed	Bonds
65,874,016	k	United States Treasury Inflation Indexed	Bonds
41,456,256	k	United States Treasury Inflation Indexed	Bonds
49,583,857	k	United States Treasury Inflation Indexed	Bonds
31,212,528	e,k	United States Treasury Inflation Indexed	Bonds-When Issued
25,000,000	e	United States Treasury Note
TOTAL U.S. TREASURY SECURITIES
TOTAL GOVERNMENT BONDS
(Cost $7,102,327)
STRUCTURED ASSETS - 2.7%
ASSET BACKED - 0.5%
4,214,000	i	Bayview Financial Mortgage Pass-Through Trust		LIBOR 1 M + 1.125%
Series - 2006 A (Class M4)
2,992,500	g	DB Master Finance LLC
Series - 2021 1A (Class A2I)
5,885,250	g	DB Master Finance LLC
Series - 2021 1A (Class A2II)
4,389,000	g	DB Master Finance LLC
Series - 2021 1A (Class A23)
3,000,000	†,g	Industrial DPR Funding Ltd
Series - 2022 1A (Class 1)
7,348,960	g	MVW LLC
Series - 2021 2A (Class B)
6,960,032	g	Oak Street Investment Grade Net Lease Fund Series
Series - 2021 2A (Class A1)
4,765,154	g	Sunnova Helios VIII Issuer LLC
Series - 2022 A (Class A)
TOTAL ASSET BACKED
OTHER MORTGAGE BACKED - 2.2%
5,000,000	g,i	BAMLL Commercial Mortgage Securities Trust
Series - 2022 DKLX (Class A)
7,500,000	g,i	BAMLL Commercial Mortgage Securities Trust
Series - 2022 DKLX (Class C)
2,500,000	g,i	BAMLL Commercial Mortgage Securities Trust
Series - 2022 DKLX (Class D)
2,000,000	i	BENCHMARK Mortgage Trust
Series - 2018 B2 (Class C)
2,415,134	g,i	BX Commercial Mortgage Trust		LIBOR 1 M + 1.800%
Series - 2018 IND (Class F)
27,570,979	g,i	BX Commercial Mortgage Trust		LIBOR 1 M + 1.197%
Series - 2021 XL2 (Class C)
1,463,946	g,i	BX Commercial Mortgage Trust		LIBOR 1 M + 1.846%
Series - 2021 XL2 (Class E)
6,000,000	g,i	BX Commercial Mortgage Trust		LIBOR 1 M + 1.271%
Series - 2021 CIP (Class B)
2,000,000	g,i	BX TRUST
Series - 2022 AHP (Class B)
5,650,000	g,i	Citigroup Commercial Mortgage Trust		LIBOR 1 M + 1.900%
Series - 2021 PRM2 (Class D)
	MATURITY	VALUE
RATE	DATE	(000)
1.750%	01/15/28	$264,796
3.625	04/15/28	156,326
0.750	07/15/28	156,741
0.875	01/15/29	232,274
2.500	01/15/29	188,006
3.875	04/15/29	11,505
0.250	07/15/29	219,341
0.125	01/15/30	178,730
0.125	07/15/30	142,407
0.125	01/15/31	173,681
0.125	07/15/31	262,607
3.375	04/15/32	92,898
0.125	02/15/51	42,394
0.125	02/15/52	51,356
0.125	01/15/32	33,193
1.500	02/29/24	24,636
		7,224,828
		7,413,061
1.572	02/28/41	4,189
2.045	11/20/51	2,730
2.493	11/20/51	5,306
2.791	11/20/51	3,931
5.380	04/15/34	3,000
1.830	05/20/39	6,954
2.380	11/20/51	6,710
2.790	02/22/49	4,560

		37,380
1.452	01/15/39	4,958
2.452	01/15/39	7,425
3.302	01/15/39	2,446
4.197	02/15/51	1,971
2.197	11/15/35	2,414
1.594	10/15/38	26,913
2.243	10/15/38	1,427
1.668	12/15/38	5,887
2.141	01/17/39	1,967
2.297	10/15/36	5,533

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$7,000,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 2.400%	2.797%	10/15/36	$6,857
		Series - 2021 PRM2 (Class E)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	1,990
		Series - 2013 CR6 (Class B)
1,000,000	i	COMM Mortgage Trust		4.558	10/10/47	994
		Series - 2014 LC17 (Class C)
2,500,000	i	COMM Mortgage Trust		4.478	10/10/48	2,520
		Series - 2015 CR26 (Class B)
5,929,387	g,i	Connecticut Avenue Securities		0.999	11/25/41	5,866
		Series - 2021 R02 (Class 2M1)
10,000,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	9,661
		Series - 2021 R01 (Class 1M2)
9,000,000	g,i	Connecticut Avenue Securities Trust		1.749	12/25/41	8,519
		Series - 2021 R03 (Class 1M2)
6,000,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.717	11/15/38	5,872
		Series - 2021 ELP (Class C)
4,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.515	11/15/38	4,356
		Series - 2021 ELP (Class E)
5,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.697	10/15/38	4,856
		Series - 2021 EQAZ (Class E)
2,485,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	2,445
		Series - 2021 DNA5 (Class M2)
15,000,000	g,i	Freddie Mac STACR REMIC Trust		2.599	01/25/42	14,022
		Series - 2022 DNA1 (Class M2)
6,890,133	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		1.349	02/25/42	6,848
		Series - 2022 DNA2 (Class M1A)
4,000,000	g,i	GS Mortgage Securities Corp II	LIBOR 1 M + 3.350%	3.747	11/15/36	3,919
		Series - 2021 ARDN (Class E)
2,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.620	01/16/37	1,914
		Series - 2020 NNN (Class DFX)
3,986,816	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%	1.774	11/15/23	3,867
		Series - 2021 ILP (Class C)
3,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	3,237
		Series - 2019 PARK (Class D)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,377
		Series - 2019 PARK (Class E)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.597	07/15/36	2,481
		Series - 2019 MILE (Class C)
7,716,724	g,i	SMR Mortgage Trust		2.701	02/15/39	7,624
		Series - 2022 IND (Class B)
2,000,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	1.568	11/15/36	1,960
		Series - 2021 MFP2 (Class B)
2,458,506	g	Verus Securitization Trust		3.000	11/25/59	2,455
		Series - 2019 4 (Class A3)
9,228,634	g,i	Verus Securitization Trust		2.240	10/25/66	8,704
		Series - 2021 7 (Class A3)
1,451,000	i	WFRBS Commercial Mortgage Trust		4.182	03/15/45	1,453
		Series - 2013 C11 (Class C)
		TOTAL OTHER MORTGAGE BACKED				174,738
		TOTAL STRUCTURED ASSETS				212,118
		(Cost $219,159)
		TOTAL BONDS				7,749,679
		(Cost $7,452,817)
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.3%
10,000,000		Federal Farm Credit Bank (FFCB)		0.000	04/27/22	9,999
10,000,000		Federal Home Loan Bank (FHLB)		0.000	04/08/22	9,999
		TOTAL GOVERNMENT AGENCY DEBT				19,998

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
REPURCHASE AGREEMENT - 0.3%
$23,245,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	$23,245
		TOTAL REPURCHASE AGREEMENT			23,245
TREASURY DEBT - 0.1%
10,000,000		United States Treasury Bill	0.000	06/23/22	9,989
		TOTAL TREASURY DEBT			9,989
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
48,192,565	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		48,193
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			48,193
		TOTAL SHORT-TERM INVESTMENTS			101,425
		(Cost $101,433)
		TOTAL INVESTMENTS - 101.1%			7,898,367
		(Cost $7,601,770)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(89,709)
		NET ASSETS - 100.0%			$7,808,658
	LIBOR	London Interbank Offered Rate
	M	Month
	REIT	Real Estate Investment Trust
	SOFR	Secure Overnight Financing Rate

† Security is categorized as Level 3 in the fair value hierarchy.

c Investments made with cash collateral received from securities on loan.

e All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,198,775.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $308,283,399 or 3.9% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $23,245,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $23,709,902.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2022 were as follows (dollar amounts are in thousands):

	Number of				Unrealized
	long (short)	Expiration	Notional		appreciation
Description	contracts	date	amount	Value	(depreciation)

US 10YR Note	(117)	06/21/22	$(15,049)	$(14,376)	$673
US Long Bond	(19)	06/21/22	(2,933)	(2,851)	82
US Ultra Bond	(580)	06/21/22	(106,546)	(102,733)	3,813
Total	(716)		$(124,528)	$(119,960)	$4,568

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2022

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$15,880,200	i	LTR Intermediate Holdings, Inc	LIBOR 3M + 4.500%	5.500%	05/05/28	$15,563
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,563
MATERIALS - 0.0%
178,301	†,h	Vonore Fiber Products LLC		2.000	07/04/22	178
		TOTAL MATERIALS				178
		TOTAL BANK LOAN OBLIGATIONS				15,741
		(Cost $15,900)
BONDS - 39.1%
CORPORATE BONDS - 16.3%
AUTOMOBILES & COMPONENTS - 0.2%
9,000,000		Aptiv plc		2.396	02/18/25	8,767
5,000,000	e	Dana, Inc		4.250	09/01/30	4,576
9,665,000		Ford Motor Co		3.250	02/12/32	8,632
6,200,000		Genuine Parts Co		1.750	02/01/25	5,920
7,250,000		Genuine Parts Co		2.750	02/01/32	6,653
12,925,000	e,g	Hyundai Capital Services, Inc		1.250	02/08/26	11,856
		TOTAL AUTOMOBILES & COMPONENTS				46,404
BANKS - 2.7%
15,000,000	g	ABN AMRO Bank NV		2.470	12/13/29	13,710
6,925,000	g	Banco Nacional de Comercio Exterior SNC		2.720	08/11/31	6,570
12,575,000	g	Bank Hapoalim BM		3.255	01/21/32	11,569
13,750,000		Bank of America Corp		0.981	09/25/25	13,032
14,025,000		Bank of America Corp		2.456	10/22/25	13,781
15,000,000	i	Bank of America Corp	SOFR + 0.970%	1.112	07/22/27	14,928
12,500,000		Bank of America Corp		2.087	06/14/29	11,418
15,750,000		Bank of America Corp		2.687	04/22/32	14,484
10,000,000		Bank of Montreal		3.803	12/15/32	9,882
4,350,000	g	BNP Paribas S.A.		1.904	09/30/28	3,894
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	13,915
1,825,000		Canadian Imperial Bank of Commerce		0.950	10/23/25	1,679
10,000,000		Citigroup, Inc		1.678	05/15/24	9,918
14,125,000		Citigroup, Inc		0.776	10/30/24	13,646
12,600,000		Citigroup, Inc		1.281	11/03/25	11,990
6,375,000	i	Citigroup, Inc	SOFR + 0.694%	0.831	01/25/26	6,272
2,900,000		Citigroup, Inc		5.950	N/A‡	2,956
4,345,000		Citigroup, Inc		5.000	N/A‡	4,302
5,475,000		Citizens Bank NA		2.250	04/28/25	5,306
13,750,000		HSBC Holdings plc		2.206	08/17/29	12,368
10,000,000	g	ING Groep NV		1.400	07/01/26	9,251
12,500,000	i	ING Groep NV	SOFR + 1.010%	1.281	04/01/27	12,309
10,000,000		ING Groep NV		2.727	04/01/32	9,171
2,714,000	g	Intesa Sanpaolo S.p.A		3.375	01/12/23	2,720
1,825,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	1,839
9,750,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	9,654
6,000,000	g	Intesa Sanpaolo S.p.A		4.950	06/01/42	5,133
10,000,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	9,475
4,525,000		JPMorgan Chase & Co		0.563	02/16/25	4,324
4,875,000		JPMorgan Chase & Co		0.768	08/09/25	4,621
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	13,745
13,065,000	e	JPMorgan Chase & Co		3.650	N/A‡	12,216

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$9,570,000	g	Kookmin Bank		2.500%	11/04/30	$8,509
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,087
9,494,000		Lloyds Banking Group plc		3.870	07/09/25	9,594
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	1.128	03/01/28	5,923
11,125,000	g	National Australia Bank Ltd		2.332	08/21/30	9,678
10,000,000	g	National Australia Bank Ltd		2.990	05/21/31	9,074
12,638,000		National Bank of Canada		0.550	11/15/24	12,159
2,790,000		NatWest Group plc		2.359	05/22/24	2,767
10,000,000		People's United Bank NA		4.000	07/15/24	10,125
7,275,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	6,845
11,500,000		SVB Financial Group		2.100	05/15/28	10,481
1,925,000		SVB Financial Group		3.125	06/05/30	1,851
12,775,000		SVB Financial Group		1.800	02/02/31	11,000
14,135,000		SVB Financial Group		4.100	N/A‡	12,015
6,000,000		SVB Financial Group		4.000	N/A‡	5,550
14,350,000		Truist Financial Corp		1.267	03/02/27	13,288
14,200,000	e,g,i	UBS AG.	SOFR + 0.450%	0.626	08/09/24	14,123
11,675,000	g	UBS Group AG.		1.494	08/10/27	10,597
5,000,000	g	UBS Group AG.		2.746	02/11/33	4,543
15,275,000	g	UBS Group AG.		3.179	02/11/43	13,573
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	13,859
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,440
10,000,000	g	United Overseas Bank Ltd		2.000	10/14/31	9,277
3,835,000	g	USAA Capital Corp		2.125	05/01/30	3,536
12,125,000		Westpac Banking Corp		3.020	11/18/36	10,774
		TOTAL BANKS				506,746
CAPITAL GOODS - 0.3%
10,450,000		Carrier Global Corp		2.700	02/15/31	9,752
5,300,000		CNH Industrial NV		4.500	08/15/23	5,409
4,150,000		Johnson Controls International plc		1.750	09/15/30	3,705
4,400,000		Masco Corp		1.500	02/15/28	3,872
5,000,000		Otis Worldwide Corp		3.112	02/15/40	4,400
4,975,000		Parker-Hannifin Corp		4.200	11/21/34	5,078
3,400,000		Roper Technologies, Inc		1.400	09/15/27	3,081
12,500,000	g	Siemens Financieringsmaatschappij NV		1.200	03/11/26	11,604
10,500,000	g	Triton Container International Ltd		1.150	06/07/24	9,962
3,500,000	g	Triton Container International Ltd		3.150	06/15/31	3,200
3,575,000		Xylem, Inc		2.250	01/30/31	3,247
		TOTAL CAPITAL GOODS				63,310
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
7,500,000		Mather Foundation		2.675	10/01/31	6,970
15,810,000		Rockefeller Foundation		2.492	10/01/50	13,197
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				20,167
CONSUMER DURABLES & APPAREL - 0.0%
5,950,000	e	Whirlpool Corp		2.400	05/15/31	5,415
		TOTAL CONSUMER DURABLES & APPAREL				5,415
CONSUMER SERVICES - 0.6%
2,900,000		Bush Foundation		2.754	10/01/50	2,485
3,125,000		Conservation Fund		3.474	12/15/29	3,122
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	9,679
5,145,000		Low Income Investment Fund		3.711	07/01/29	5,278
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	7,288
3,440,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.397	02/01/24	3,440
1,720,000		Nature Conservancy		2.668	03/01/26	1,688
3,000,000		Nature Conservancy		3.001	03/01/29	2,911
5,450,000		Nature Conservancy		3.957	03/01/52	5,625
17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	20,012
3,475,000		Salvation Army		5.637	09/01/26	3,766
20,000,000		Salvation Army		4.528	09/01/48	20,589
12,300,000		Starbucks Corp		2.450	06/15/26	11,993

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$11,440,000		Wisconsin Alumni Research Foundation		3.564%	10/01/49	$11,111
11,065,000		YMCA of Greater New York		5.151	08/01/48	11,978
		TOTAL CONSUMER SERVICES				120,965
DIVERSIFIED FINANCIALS - 2.1%
9,400,000	i	AerCap Ireland Capital DAC	SOFR + 0.680%	0.951	09/29/23	9,308
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	9,908
10,500,000		AerCap Ireland Capital DAC		3.000	10/29/28	9,683
8,900,000		AerCap Ireland Capital DAC		3.300	01/30/32	8,023
10,200,000		Ally Financial, Inc		4.700	N/A‡	9,601
3,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	2,768
3,300,000		Bank of New York Mellon Corp		4.700	N/A‡	3,379
11,875,000	g	BPCE S.A.		1.652	10/06/26	10,958
20,525,000	g	BPCE S.A.		2.045	10/19/27	18,881
7,350,000	g	BPCE S.A.		3.116	10/19/32	6,652
8,500,000	g	BPCE S.A.		3.582	10/19/42	7,361
8,725,000		Charles Schwab Corp		4.000	N/A‡	7,836
11,645,000		Community Preservation Corp		2.867	02/01/30	11,068
9,875,000	g	Credit Suisse Group AG.		1.305	02/02/27	8,863
10,050,000	g	Credit Suisse Group AG.		3.091	05/14/32	9,064
4,750,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	4,724
15,000,000		Ford Foundation		2.815	06/01/70	12,374
13,300,000		Goldman Sachs Group, Inc		0.855	02/12/26	12,391
8,300,000		ING Groep NV		4.017	03/28/28	8,346
5,375,000		ING Groep NV		4.252	03/28/33	5,533
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,348
10,000,000		Morgan Stanley		0.791	01/22/25	9,600
11,950,000		Morgan Stanley		0.985	12/10/26	10,960
12,450,000		Morgan Stanley		1.512	07/20/27	11,444
10,000,000		Morgan Stanley		2.239	07/21/32	8,861
14,150,000		Morgan Stanley		2.484	09/16/36	12,131
11,400,000	g,i	NatWest Markets plc	SOFR + 0.530%	0.716	08/12/24	11,248
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,402
1,295,000		Reinvestment Fund, Inc		3.166	11/01/23	1,286
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,993
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,162
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,550
15,240,000		Reinvestment Fund, Inc		3.880	02/15/27	15,514
7,435,000		Reinvestment Fund, Inc		3.930	02/15/28	7,693
10,250,000	g,i	Societe Generale S.A.	SOFR + 1.050%	1.178	01/21/26	10,116
11,150,000	g	Societe Generale S.A.		2.889	06/09/32	9,991
3,125,000	g	Societe Generale S.A.		4.027	01/21/43	2,717
4,475,000	g	Starwood Property Trust, Inc		5.500	11/01/23	4,551
7,900,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	8,176
7,787,000		Toyota Motor Credit Corp		2.150	02/13/30	7,222
4,825,000	g	UBS Group AG		1.008	07/30/24	4,694
11,075,000		Unilever Capital Corp		2.000	07/28/26	10,666
5,523,000		Unilever Capital Corp		2.125	09/06/29	5,181
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,291
8,475,000	e	Unilever Capital Corp		1.750	08/12/31	7,498
9,425,000		Unilever Capital Corp		2.625	08/12/51	7,837
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,344
5,500,000	g	WLB Asset II C Pte Ltd		3.900	12/23/25	5,279
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,924
		TOTAL DIVERSIFIED FINANCIALS				387,400
ENERGY - 0.8%
8,000,000	g	Aker BP ASA		2.875	01/15/26	7,777
10,000,000	g	Aker BP ASA		4.000	01/15/31	9,962
9,875,000		BP Capital Markets America, Inc		2.772	11/10/50	8,244
2,650,000	e	Cenovus Energy, Inc		2.650	01/15/32	2,400
6,550,000	e	Cenovus Energy, Inc		3.750	02/15/52	5,857
9,575,000	e	ConocoPhillips Co		3.800	03/15/52	9,743
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.596	02/17/23	7,492

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$9,625,000	e	Enbridge, Inc		2.500%	01/15/25	$9,457
8,175,000		Enbridge, Inc		3.400	08/01/51	7,245
5,830,000		Enbridge, Inc		5.750	07/15/80	6,034
8,125,000		Equinor ASA		2.375	05/22/30	7,669
5,932,000		Equinor ASA		3.950	05/15/43	6,121
12,450,000		Equinor ASA		3.250	11/18/49	11,726
3,875,000		ONEOK, Inc		4.000	07/13/27	3,908
6,200,000		ONEOK, Inc		4.950	07/13/47	6,243
11,700,000	g	Santos Finance Ltd		3.649	04/29/31	10,933
7,540,000	e,g	Sunnova Energy Corp		5.875	09/01/26	7,215
12,850,000		Total Capital International S.A.		2.986	06/29/41	11,707
11,316,000		Total Capital International S.A.		3.127	05/29/50	10,324
		TOTAL ENERGY				150,057
FOOD & STAPLES RETAILING - 0.2%
15,563,000		SYSCO Corp		2.400	02/15/30	14,473
18,954,000		Walmart, Inc		1.800	09/22/31	17,242
		TOTAL FOOD & STAPLES RETAILING				31,715
FOOD, BEVERAGE & TOBACCO - 0.2%
6,150,000	g	Coca-Cola European Partners plc		1.500	01/15/27	5,611
10,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	10,522
16,674,000		PepsiCo, Inc		2.875	10/15/49	15,446
		TOTAL FOOD, BEVERAGE & TOBACCO				31,579
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,900,000		Cigna Corp		0.613	03/15/24	6,617
2,250,000		Mary Free Bed Rehabilitation Hospital		3.786	04/01/51	2,194
10,385,000		Stanford Health Care		3.027	08/15/51	9,182
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,993
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
5,300,000		Procter & Gamble Co		3.000	03/25/30	5,329
12,975,000		Procter & Gamble Co		1.200	10/29/30	11,300
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				16,629
INSURANCE - 0.7%
11,450,000	g	AIA Group Ltd		3.375	04/07/30	11,388
11,400,000	g	Empower Finance 2020 LP		1.357	09/17/27	10,265
4,000,000	g	Empower Finance 2020 LP		1.776	03/17/31	3,462
8,178,000		First American Financial Corp		2.400	08/15/31	7,160
3,975,000	g	Five Corners Funding Trust		4.419	11/15/23	4,062
15,675,000	g	Five Corners Funding Trust II		2.850	05/15/30	14,855
4,700,000	g	Great-West Lifeco US Finance 2020 LP		0.904	08/12/25	4,347
6,200,000	g	HCA, Inc		3.625	03/15/32	6,076
1,500,000	g	HCA, Inc		4.375	03/15/42	1,479
4,600,000	g	HCA, Inc		4.625	03/15/52	4,636
10,000,000		Principal Financial Group, Inc		2.125	06/15/30	9,045
6,504,000		Prudential Financial, Inc		1.500	03/10/26	6,124
10,250,000		Prudential Financial, Inc		5.200	03/15/44	10,225
3,705,000		Prudential Financial, Inc		3.700	10/01/50	3,395
4,475,000		Reinsurance Group of America, Inc		3.900	05/15/29	4,519
6,100,000		Reinsurance Group of America, Inc		3.150	06/15/30	5,875
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,341
14,024,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	15,613
		TOTAL INSURANCE				140,867
MATERIALS - 0.6%
6,550,000	e,g	Celulosa Arauco y Constitucion S.A.		4.200	01/29/30	6,566
10,000,000	e,g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	9,888
10,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	11,119
3,409,000		International Paper Co		4.800	06/15/44	3,635
12,000,000	e,g	Inversiones CMPC S.A.		4.375	04/04/27	12,551
10,000,000	g	Klabin Austria GmbH		7.000	04/03/49	10,514

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,250,000	g	LG Chem Ltd		3.625%	04/15/29	$3,255
6,925,000		LYB International Finance III LLC		3.375	10/01/40	6,199
5,000,000		Newmont Corp		2.250	10/01/30	4,570
9,875,000		PPG Industries, Inc		1.200	03/15/26	9,143
11,500,000		Sonoco Products Co		1.800	02/01/25	11,020
5,525,000		Sonoco Products Co		2.250	02/01/27	5,231
12,750,000		Sonoco Products Co		2.850	02/01/32	11,917
12,736,000	e	Teck Resources Ltd		3.900	07/15/30	12,717
		TOTAL MATERIALS				118,325
MEDIA & ENTERTAINMENT - 0.3%
10,000,000		Alphabet, Inc		1.100	08/15/30	8,739
9,425,000	g	Magallanes, Inc		5.050	03/15/42	9,614
10,900,000	g	Magallanes, Inc		5.141	03/15/52	11,151
10,000,000	g	NTT Finance Corp		1.162	04/03/26	9,220
12,025,000		Paramount Global		6.375	03/30/62	12,139
9,100,000	g	RGA Global Funding		2.700	01/18/29	8,566
		TOTAL MEDIA & ENTERTAINMENT				59,429
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
10,000,000		Amgen, Inc		2.000	01/15/32	8,861
10,875,000		Amgen, Inc		3.000	01/15/52	9,198
4,800,000		Bristol-Myers Squibb Co		2.350	11/13/40	4,051
7,700,000		Bristol-Myers Squibb Co		2.550	11/13/50	6,392
11,825,000		Bristol-Myers Squibb Co		3.700	03/15/52	11,884
8,975,000		Danaher Corp		2.800	12/10/51	7,626
5,625,000		Gilead Sciences, Inc		2.600	10/01/40	4,736
15,400,000		Gilead Sciences, Inc		2.800	10/01/50	12,602
12,550,000		Merck & Co, Inc		2.150	12/10/31	11,608
8,800,000		Merck & Co, Inc		2.750	12/10/51	7,665
7,000,000		PerkinElmer, Inc		2.250	09/15/31	6,187
10,000,000		Pfizer, Inc		1.750	08/18/31	8,994
10,375,000	g	Roche Holdings, Inc		1.930	12/13/28	9,646
9,175,000		Takeda Pharmaceutical Co Ltd		4.400	11/26/23	9,401
14,675,000		Takeda Pharmaceutical Co Ltd		2.050	03/31/30	13,246
8,500,000		Takeda Pharmaceutical Co Ltd		3.175	07/09/50	7,436
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				139,533
REAL ESTATE - 0.8%
5,350,000		Alexandria Real Estate Equities, Inc		2.950	03/15/34	5,033
13,400,000		American Tower Corp		1.500	01/31/28	11,840
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,988
6,225,000		Brandywine Operating Partnership LP		3.950	11/15/27	6,233
9,095,000		Brixmor Operating Partnership LP		3.900	03/15/27	9,170
6,600,000		Brixmor Operating Partnership LP		2.250	04/01/28	6,027
4,175,000		Brixmor Operating Partnership LP		2.500	08/16/31	3,688
5,975,000		Corporate Office	Properties LP	2.750	04/15/31	5,364
2,600,000		Duke Realty LP		2.875	11/15/29	2,492
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,489
8,800,000		Federal Realty Investment Trust		1.250	02/15/26	8,098
1,975,000	g	HAT Holdings I LLC		6.000	04/15/25	2,024
10,970,000	g	HAT Holdings I LLC		3.375	06/15/26	10,422
10,000,000	g	HAT Holdings I LLC		3.750	09/15/30	9,000
5,125,000	e	Healthpeak Properties, Inc		2.125	12/01/28	4,713
3,900,000		Host Hotels & Resorts LP		2.900	12/15/31	3,486
11,075,000		Kilroy Realty LP		3.450	12/15/24	11,073
14,360,000		Kilroy Realty LP		2.500	11/15/32	12,481
1,211,000		Kilroy Realty LP		2.650	11/15/33	1,049
8,550,000		National Community Renaissance of California		3.270	12/01/32	7,997
16,822,000		Regency Centers LP		3.750	06/15/24	17,013
8,245,000	e,g	Scentre Group Trust 2		5.125	09/24/80	8,091
4,430,000	g	Starwood Property Trust, Inc		4.375	01/15/27	4,297

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

					REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER			RATE & SPREAD	RATE	DATE	(000)
$3,150,000		Vornado Realty LP				2.150%	06/01/26	$2,944
		TOTAL REAL ESTATE						158,012
RETAILING - 0.1%
4,100,000		Advance Auto Parts, Inc				1.750	10/01/27	3,692
8,000,000	e	Amazon.com, Inc				0.250	05/12/23	7,877
3,100,000		AutoNation, Inc				3.850	03/01/32	3,001
1,834,000		Genuine Parts Co				1.875	11/01/30	1,586
5,525,000		Lowe's Cos, Inc				2.800	09/15/41	4,732
		TOTAL RETAILING						20,888
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
7,208,000	g	NXP BV				3.400	05/01/30	6,986
10,000,000	g	SK Hynix, Inc				2.375	01/19/31	8,717
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT						15,703
SOFTWARE & SERVICES - 0.3%
3,250,000		Autodesk, Inc				2.400	12/15/31	2,898
9,500,000		Automatic Data Processing, Inc				1.700	05/15/28	8,811
10,000,000		Automatic Data Processing, Inc				1.250	09/01/30	8,683
7,725,000	e	Mastercard, Inc				1.900	03/15/31	7,147
7,500,000		Visa, Inc				1.900	04/15/27	7,207
17,000,000		Visa, Inc				1.100	02/15/31	14,581
		TOTAL SOFTWARE & SERVICES						49,327
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000		Apple, Inc				3.000	06/20/27	14,414
4,750,000		HP, Inc				2.650	06/17/31	4,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT						18,664
TELECOMMUNICATION SERVICES - 0.3%
9,000,000	i	Verizon Communications, Inc			SOFR + 0.790%	1.062	03/20/26	8,990
14,225,000		Verizon Communications, Inc				2.550	03/21/31	13,216
9,825,000		Verizon Communications, Inc				3.400	03/22/41	9,210
10,000,000		Verizon Communications, Inc				3.875	03/01/52	10,048
10,000,000	e	Vodafone Group plc				3.250	06/04/81	9,225
10,000,000		Vodafone Group plc				4.125	06/04/81	9,079
		TOTAL TELECOMMUNICATION SERVICES						59,768
TRANSPORTATION - 0.2%
10,000,000		Canadian Pacific	Railway	Co		1.350	12/02/24	9,588
6,950,000		Canadian Pacific	Railway	Co		2.450	12/02/31	6,455
5,650,000		Canadian Pacific	Railway	Co		3.000	12/02/41	5,083
8,785,000	e	Delta Air Lines, Inc				2.900	10/28/24	8,587
		TOTAL TRANSPORTATION						29,713
UTILITIES - 4.7%
3,827,000		AES Corp				1.375	01/15/26	3,519
10,875,000		AES Corp				2.450	01/15/31	9,725
14,500,000	g	AES Gener S.A.				6.350	10/07/79	14,319
8,500,000		Algonquin Power & Utilities Corp				4.750	01/18/82	7,925
12,325,000	e	Ameren Illinois Co				2.900	06/15/51	10,720
3,605,000		Arizona Public Service Co				3.750	05/15/46	3,346
4,500,000		Atlantic City Electric Co				2.300	03/15/31	4,150
14,950,000		Avangrid, Inc				3.200	04/15/25	14,904
13,200,000		Avangrid, Inc				3.800	06/01/29	13,395
10,275,000		Avista Corp				4.350	06/01/48	10,658
5,900,000	g	Azure Power Solar Energy Pvt Ltd				5.650	12/24/24	6,032
9,750,000	g	Brooklyn Union Gas Co				4.273	03/15/48	9,510
13,500,000	g	Brooklyn Union Gas Co				4.487	03/04/49	13,573
9,875,000		CenterPoint Energy Houston Electric LLC				2.350	04/01/31	9,167
12,350,000		CenterPoint Energy Houston Electric LLC				3.350	04/01/51	11,760
11,155,000	i	CenterPoint Energy Resources Corp			LIBOR 3 M + 0.500%	1.004	03/02/23	11,120
13,675,000	g	Clearway Energy Operating LLC				3.750	02/15/31	12,787

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,550,000		CMS Energy Corp		4.750%	06/01/50	$3,514
3,100,000		CMS Energy Corp		3.750	12/01/50	2,736
11,300,000	g	Colbun S.A.		3.150	01/19/32	10,283
17,500,000		Commonwealth Edison Co		2.750	09/01/51	14,869
7,525,000	g	Consorcio Transmantaro SA		4.700	04/16/34	7,593
13,876,000		Consumers Energy Co		2.500	05/01/60	10,554
5,619,438	g	Continental Wind LLC		6.000	02/28/33	6,213
4,965,769	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	4,775
7,110,000		Dominion Energy, Inc		3.600	03/15/27	7,139
8,525,000		Dominion Energy, Inc		2.250	08/15/31	7,679
8,325,000		Dominion Energy, Inc		4.350	N/A‡	8,051
4,000,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	3,992
14,125,000		DTE Electric Co		1.900	04/01/28	13,139
9,025,000		DTE Electric Co		3.250	04/01/51	8,553
5,050,000	e	DTE Electric Co		3.650	03/01/52	5,104
10,000,000		Duke Energy Florida LLC		2.500	12/01/29	9,405
3,000,000		Duke Energy Progress LLC		3.450	03/15/29	3,006
3,350,000	g	East Ohio Gas Co		1.300	06/15/25	3,162
8,850,000		Eastern Energy Gas Holdings LLC		2.500	11/15/24	8,758
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,646
22,750,000	g	Electricite de France S.A.		3.625	10/13/25	22,794
11,735,000		Essential Utilities, Inc		2.704	04/15/30	11,071
9,375,000		Essential Utilities, Inc		3.351	04/15/50	8,337
12,025,000		Evergy, Inc		2.550	07/01/26	11,756
2,800,000		Eversource Energy		0.800	08/15/25	2,576
9,885,000		Georgia Power Co		3.250	04/01/26	9,918
8,323,425	g	India Cleantech Energy		4.700	08/10/26	7,794
9,700,000		Interstate Power & Light Co		3.500	09/30/49	8,814
24,325,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	24,677
16,441,000	g	Liberty Utilities Finance GP		2.050	09/15/30	14,415
5,875,000		MidAmerican Energy Co		3.100	05/01/27	5,872
1,000,000		MidAmerican Energy Co		3.950	08/01/47	1,039
3,596,000		MidAmerican Energy Co		3.150	04/15/50	3,303
4,300,000	g	Narragansett Electric Co		3.919	08/01/28	4,353
12,350,000		National Fuel Gas Co		5.500	01/15/26	13,076
2,250,000		National Fuel Gas Co		3.950	09/15/27	2,235
3,400,000		National Fuel Gas Co		4.750	09/01/28	3,415
11,250,000		National Fuel Gas Co		2.950	03/01/31	10,237
11,250,000	g	New York State Electric & Gas Corp		2.150	10/01/31	9,982
3,225,000	g	NextEra Energy Operating Partners LP		4.250	07/15/24	3,264
13,559,000	g	Niagara Mohawk Power Corp		1.960	06/27/30	12,050
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	9,831
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	9,349
5,250,000		Northwest Natural Gas Co		3.078	12/01/51	4,435
3,000,000		NorthWestern Corp		4.176	11/15/44	3,161
6,975,000		OGE Energy Corp		0.703	05/26/23	6,833
16,250,000		PacifiCorp		2.900	06/15/52	14,198
1,925,000	g	Pattern Energy Operations LP		4.500	08/15/28	1,894
7,113,000		Piedmont Natural Gas Co, Inc		3.350	06/01/50	6,338
630,000		Public Service Co of Colorado		4.750	08/15/41	689
5,000,000		Public Service Co of Colorado		3.200	03/01/50	4,666
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	2,879
6,134,000		Public Service Electric & Gas Co		3.200	08/01/49	5,716
19,475,000	e	Public Service Enterprise Group, Inc		0.800	08/15/25	17,957
10,000,000		Public Service Enterprise Group, Inc		1.600	08/15/30	8,553
10,825,000		Puget Energy, Inc		4.224	03/15/32	10,847
14,000,000		San Diego Gas & Electric Co		2.950	08/15/51	12,298
3,280,000		SCE Recovery Funding LLC		1.977	11/15/28	3,167
7,100,000		SCE Recovery Funding LLC		2.943	11/15/42	6,811
2,640,000		SCE Recovery Funding LLC		3.240	11/15/46	2,465
6,900,000		Sempra Energy		4.875	N/A‡	6,934
6,250,000	g	Sociedad de Transmision Austral S.A.		4.000	01/27/32	6,060
21,440,724	g	Solar Star Funding LLC		3.950	06/30/35	21,655
20,203,794	g	Solar Star Funding LLC		5.375	06/30/35	22,240

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$5,000,000		Southern California Edison Co		3.450%	02/01/52	$4,492
10,000,000		Southern Power Co		4.150	12/01/25	10,271
14,825,000		Southwestern Electric Power Co		3.250	11/01/51	12,747
5,613,000		Southwestern Public Service Co		3.750	06/15/49	5,556
18,650,000		Southwestern Public Service Co		3.150	05/01/50	16,697
25,664,220	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	27,076
15,750,000	g	Sweihan PV Power Co PJSC		3.625	01/31/49	14,545
18,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	17,923
18,111,942	g	Topaz Solar Farms LLC		4.875	09/30/39	19,153
10,170,190	g	Topaz Solar Farms LLC		5.750	09/30/39	11,136
9,750,000		Tucson Electric Power Co		1.500	08/01/30	8,341
8,421,585	g	UEP Penonome II S.A.		6.500	10/01/38	8,000
15,000,000		Union Electric Co		2.150	03/15/32	13,662
8,325,000		Union Electric Co		2.625	03/15/51	6,890
6,275,000	h	Union Electric Co		3.900	04/01/52	6,492
1,850,000	g	Vistra Corp		7.000	N/A‡	1,801
		TOTAL UTILITIES				881,517
		TOTAL CORPORATE BONDS				3,090,126
		(Cost $3,268,298)
GOVERNMENT BONDS - 18.4%
AGENCY SECURITIES - 1.6%
3,939,000		Canal Barge Co, Inc		4.500	11/12/34	4,189
942,789		DY7 Leasing LLC		2.578	12/10/25	939
5,700,030		Ethiopian Leasing LLC		2.566	08/14/26	5,619
23,000,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	22,642
18,700,000		FHLMC		0.250	08/24/23	18,224
13,650,000		FHLMC		0.250	09/08/23	13,283
23,636,000		FHLMC		0.250	12/04/23	22,878
20,000,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	19,541
8,000,000		FNMA		0.625	04/22/25	7,555
18,880,000		FNMA		0.875	08/05/30	16,486
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,017
3,750,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	0.417	02/01/27	3,677
3,105,000		Lutheran Medical Center		1.982	02/20/30	3,038
15,885,000		Montefiore Medical Center		2.895	04/20/32	15,215
12,505,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	12,260
730,836		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	724
11,597,663		OPIC		3.220	09/15/29	11,761
5,362,237		OPIC		1.790	10/15/29	5,148
16,756,991		OPIC		2.360	10/15/29	16,446
1,968,903		OPIC		2.610	04/15/30	1,954
2,736,000		OPIC		2.930	05/15/30	2,755
4,521,600		OPIC		3.040	05/15/30	4,572
9,429,351		OPIC		3.430	06/01/33	9,652
937,730		OPIC		2.810	07/31/33	928
1,500,368		OPIC		2.940	07/31/33	1,496
5,330,866		OPIC		2.450	07/15/38	5,127
25,312,000		Private Export Funding Corp (PEFCO)		2.050	11/15/22	25,382
4,000,000		PEFCO		3.550	01/15/24	4,076
8,000,000		PEFCO		3.250	06/15/25	8,127
12,769,815		Thirax LLC		0.968	01/14/33	11,420
4,000,000		Thirax 2 LLC		2.320	01/22/34	3,813
1,775,000		United States International Development Finance Corp		1.440	04/15/28	1,653
1,000,000		United States International Development Finance Corp		1.650	04/15/28	941
8,637,977		United States International Development Finance Corp		1.630	07/15/38	7,787
2,386,000		US Department of Housing and Urban Development (HUD)		2.910	08/01/23	2,391
5,000,000		HUD		3.535	08/01/36	5,278
		TOTAL AGENCY SECURITIES				302,994
FOREIGN GOVERNMENT BONDS - 2.9%
12,750,000		African Development Bank		0.750	04/03/23	12,604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$11,850,000	g	Arab Petroleum Investments Corp		1.483%	10/06/26	$11,099
4,882,000		Asian Development Bank		1.875	08/10/22	4,891
9,500,000		Asian Development Bank		2.125	03/19/25	9,377
6,500,000		Asian Development Bank		1.750	08/14/26	6,284
19,194,000		Asian Development Bank		3.125	09/26/28	19,900
12,500,000		Asian Development Bank		1.500	03/04/31	11,528
EUR 7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	8,065
12,400,000	g	BNG Bank NV		2.625	02/27/24	12,451
CLP 9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	9,659
1,900,000	g	Caisse d'Amortissement de la Dette Sociale		0.625	02/18/26	1,751
4,750,000	g	Caisse d'Amortissement de la Dette Sociale		1.375	01/20/31	4,271
7,000,000	g	CDP Financial, Inc		1.000	05/26/26	6,535
10,075,000	e	Chile Government International Bond		3.100	05/07/41	8,864
9,500,000		Chile Government International Bond		3.500	01/25/50	8,685
15,000,000	g	Development Bank of Japan, Inc		0.500	03/04/24	14,438
9,925,000	e,g	Egypt Government International Bond		5.250	10/06/25	9,543
19,500,000		European Bank for Reconstruction & Development		1.625	09/27/24	19,083
3,750,000	e	European Investment Bank		2.375	05/24/27	3,723
3,725,000		European Investment Bank		0.625	10/21/27	3,349
11,600,000	e	European Investment Bank		1.625	10/09/29	10,926
7,500,000		European Investment Bank		0.750	09/23/30	6,551
2,000,000		European Investment Bank		4.875	02/15/36	2,510
1,925,000	g	Guatemala Government International Bond		5.375	04/24/32	2,012
11,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	10,376
14,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	15,001
20,150,000		International Bank for Reconstruction & Development		0.000	03/31/27	19,016
27,150,000	g	International Development Association		2.750	04/24/23	27,362
6,750,000		International Finance Corp		2.000	10/24/22	6,779
7,375,000		International Finance Corp		0.500	03/20/23	7,280
33,500,000	e	International Finance Corp		2.125	04/07/26	32,989
8,750,000		Japan International Cooperation Agency		1.750	04/28/31	8,019
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,341
8,750,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.941	07/06/22	8,761
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	9,477
9,200,000	i	Kreditanstalt fuer Wiederaufbau	SOFR + 1.000%	1.176	02/12/24	9,346
11,250,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	10,805
9,537,000		Kreditanstalt fuer Wiederaufbau		1.000	10/01/26	8,928
13,000,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	11,443
18,250,000	e,g	Nederlandse Waterschapsbank NV		1.750	01/15/25	17,842
19,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	18,761
22,800,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	23,085
10,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	10,820
10,690,000		Peruvian Government International Bond		3.000	01/15/34	9,965
12,700,000		Province of Manitoba Canada		3.050	05/14/24	12,836
10,000,000	e	Province of Quebec Canada		2.750	04/12/27	10,024
5,000,000		Province of Quebec Canada		7.500	09/15/29	6,537
15,250,000	e	Province of Quebec Canada		1.900	04/21/31	14,251
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	9,426
7,750,000		Republic of Italy Government International Bond		4.000	10/17/49	7,436
		TOTAL FOREIGN GOVERNMENT BONDS				547,005
MORTGAGE BACKED - 6.5%
2,115,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	1,974
5,780,000	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	5,512
3,000,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	2,831
110,590		Federal Home Loan Mortgage Corp (FHLMC)		4.000	06/01/42	115
1,150,096	i	FHLMC	LIBOR 1 M + 5.920%	5.523	03/15/44	160
3,580,241		FHLMC		4.000	10/01/47	3,714
2,098,584		FHLMC		4.000	06/01/48	2,172
3,773,284	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	4,167
3,536,650		FHLMC		4.000	07/01/48	3,667
2,614,409	i	FHLMC	LIBOR 1 M + 9.840%	9.205	10/15/48	2,821
10,039,924		FHLMC		3.000	11/01/49	9,883
10,042,706		FHLMC		2.000	09/25/50	1,163

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$13,660,029		FHLMC		2.500%	11/25/50	$2,291
18,373,747		FHLMC		2.500	02/25/51	3,205
13,265,716		FHLMC		3.000	11/01/51	13,130
1,561,860		FHLMC		3.000	11/01/51	1,541
1,412,228		FHLMC		3.000	11/01/51	1,404
1,875,856		FHLMC		3.000	11/01/51	1,857
20,236,890	h	FHLMC		2.000	02/01/52	18,827
24,468,664	h	FHLMC		2.500	02/01/52	23,388
17,314,353	h	FHLMC		2.500	03/01/52	16,576
22,691,801	h	FHLMC		2.500	03/01/52	21,684
298		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	05/01/23	0^
4,323		FGLMC		8.000	01/01/31	4
123,180		FGLMC		4.500	07/01/33	131
894,549		FGLMC		7.000	12/01/33	976
254,107		FGLMC		7.000	05/01/35	275
577,445		FGLMC		5.000	06/01/36	625
165,509		FGLMC		5.000	07/01/39	179
289,795		FGLMC		4.500	10/01/44	307
375,774		FGLMC		4.500	11/01/44	400
488,179		FGLMC		4.500	11/01/44	516
267,625		FGLMC		4.500	12/01/44	280
409,395		FGLMC		4.500	12/01/44	436
1,223,205		FGLMC		3.500	04/01/45	1,248
4,954,214		FGLMC		3.500	10/01/45	5,053
4,512,954		FGLMC		4.000	12/01/45	4,724
15,770,904		FGLMC		3.500	08/01/46	16,078
617,132		FGLMC		4.500	06/01/47	658
1,464,583		FGLMC		4.000	09/01/47	1,529
933,282		FGLMC		3.500	12/01/47	949
1,312,097		FGLMC		4.000	07/01/48	1,361
4,046,528		FGLMC		4.500	08/01/48	4,270
3,257		Federal National Mortgage Association (FNMA)		8.000	07/01/24	3
16,637,887	i	FNMA		2.800	02/25/27	16,775
3,211,666	i	FNMA		3.324	06/25/28	3,313
15,250,000	i	FNMA		1.510	11/25/30	13,658
15,500,000	i	FNMA		1.250	01/25/31	13,577
1,300,954		FNMA		3.500	05/01/32	1,338
1,498,355		FNMA		3.000	10/01/32	1,514
1,445,946		FNMA		5.000	05/01/35	1,562
963,681		FNMA		5.000	10/01/35	1,042
716,119		FNMA		5.000	02/01/36	775
50,750,000	h	FNMA		2.000	04/25/37	49,289
23,755,000	h	FNMA		2.500	04/25/37	23,476
15,540,000	h	FNMA		3.000	04/25/37	15,647
1,360,727		FNMA		5.500	11/01/38	1,501
177,692		FNMA		3.000	05/01/40	176
586,323		FNMA		5.000	09/01/40	634
1,258,762		FNMA		5.000	05/01/41	1,362
15,463,557		FNMA		2.000	03/01/42	14,450
900,311		FNMA		4.000	09/01/42	936
1,861,273	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	295
418,345		FNMA		4.000	01/01/44	437
1,458,923		FNMA		4.500	03/01/44	1,558
329,961		FNMA		4.500	06/01/44	351
4,379,050		FNMA		4.500	06/01/44	4,657
1,027,002		FNMA		4.500	08/01/44	1,093
2,484,191		FNMA		4.500	10/01/44	2,641
4,478,917		FNMA		4.500	11/01/44	4,750
837,347		FNMA		5.000	11/01/44	906
1,181,029		FNMA		4.500	12/01/44	1,253
486,799		FNMA		4.000	01/01/45	507
213,706		FNMA		4.500	03/01/45	226
309,429		FNMA		4.500	04/01/45	329
2,436,476		FNMA		3.500	05/01/45	2,480

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,245,541		FNMA		4.000%	12/01/45	$1,299
3,507,712		FNMA		3.500	01/01/46	3,573
4,186,055		FNMA		4.000	01/01/46	4,368
724,451		FNMA		4.000	04/01/46	756
4,044,291		FNMA		3.500	06/01/46	4,116
2,574,242		FNMA		3.500	07/01/46	2,622
4,454,768		FNMA		3.500	07/01/46	4,544
1,186,520		FNMA		3.500	08/01/46	1,208
359,047		FNMA		3.000	10/01/46	349
3,278,366		FNMA		3.500	10/01/46	3,335
6,120,315		FNMA		3.500	01/01/47	6,204
1,365,403		FNMA		4.500	05/01/47	1,452
2,704,473		FNMA		4.000	09/01/47	2,790
893,973		FNMA		4.000	09/01/47	921
2,199,030		FNMA		4.000	10/01/47	2,260
277,643		FNMA		3.500	11/01/47	283
353,457		FNMA		4.500	11/01/47	372
2,974,780		FNMA		4.000	12/01/47	3,079
7,275,723		FNMA		4.000	12/01/47	7,500
3,635,956		FNMA		3.500	01/01/48	3,671
2,403,646		FNMA		4.500	01/01/48	2,534
2,031,127		FNMA		4.500	02/01/48	2,142
2,223,769		FNMA		4.000	03/01/48	2,306
8,146,441		FNMA		4.500	03/01/48	8,589
2,192,848		FNMA		4.000	04/01/48	2,242
1,690,185		FNMA		4.500	05/01/48	1,782
1,334,103		FNMA		4.500	05/01/48	1,407
3,181,684		FNMA		5.000	08/01/48	3,409
14,505,380		FNMA		3.000	07/01/50	14,282
6,084,308		FNMA		2.000	08/25/50	800
15,940,151		FNMA		2.500	11/25/50	2,318
4,464,942		FNMA		3.000	02/25/51	808
40,768,292		FNMA		2.000	04/01/51	37,940
4,999,685		FNMA		3.000	09/01/51	4,928
5,411,776		FNMA		2.500	11/25/51	779
24,464,115	h	FNMA		2.000	12/01/51	22,743
24,503,435	h	FNMA		2.500	01/01/52	23,415
19,181,787	h	FNMA		2.000	02/01/52	17,845
14,810,186	h	FNMA		2.500	02/01/52	14,179
32,557,276	h	FNMA		2.500	02/01/52	31,112
25,679,757	h	FNMA		2.500	02/01/52	24,562
15,527,339	h	FNMA		2.500	02/01/52	14,835
1,412,855		FNMA		3.000	02/01/52	1,384
5,386,464		FNMA		3.500	02/01/52	5,450
17,779,323	h	FNMA		2.000	03/01/52	16,530
18,795,780	h	FNMA		2.000	03/01/52	17,475
1,195,099		FNMA		3.000	03/01/52	1,170
17,370,000	h	FNMA		2.500	04/01/52	16,599
35,065,000	h	FNMA		2.000	04/25/52	32,549
15,490,000	h	FNMA		2.500	04/25/52	14,778
106,437,000	h	FNMA		3.000	04/25/52	104,109
5,900,000	h	FNMA		3.500	04/25/52	5,910
15,000,000	h	FNMA		4.000	04/25/52	15,309
14,550,000	h	FNMA		3.500	05/25/52	14,525
2,075,000	g,i	Freddie Mac STACR REMIC Trust		3.499	10/25/41	1,914
2,490,000	g,i	Freddie Mac STACR REMIC Trust		3.550	03/25/42	2,535
920,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.399	08/25/33	907
3,530,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		3.700	11/25/41	3,342
14,000,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		2.499	02/25/42	13,622
2,613,146		Government National Mortgage Association (GNMA)		2.580	08/15/25	2,630
8,708,497		GNMA		2.690	06/15/33	8,749
7,200,932		GNMA		3.700	10/15/33	7,274
65,496		GNMA		5.000	04/15/38	71
132,202		GNMA		6.500	11/20/38	147

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$7,309,581		GNMA		3.700%	08/15/40	$7,355
11,747,140		GNMA		2.750	01/15/45	11,889
1,822,746		GNMA		4.500	12/20/45	1,961
1,698,414		GNMA		4.000	06/20/46	214
5,258,364		GNMA		3.500	12/20/46	5,341
3,588,536		GNMA		3.500	01/20/47	3,647
1,957,174		GNMA		3.500	10/20/50	1,978
6,212,437		GNMA		3.000	07/20/51	6,142
43,165,000	h	GNMA		2.000	04/20/52	41,061
92,225,000	h	GNMA		2.500	04/20/52	89,447
71,952,000	h	GNMA		3.000	04/20/52	71,106
4,981,335	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	4,544
3,324,949	g,i	GS Mortgage-Backed Securities Trust		2.500	03/25/52	3,171
3,176,579	g,i	GS Mortgage-Backed Securities Trust		2.500	05/01/52	3,049
6,684,842	g,i	JP Morgan Mortgage Trust		2.500	07/25/52	6,123
10,880,274	g,i	JP Morgan Mortgage Trust		3.250	07/25/52	10,432
10,863,000	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	10,150
4,926,998	g,i	RCKT Mortgage Trust		2.500	09/25/51	4,509
7,578,233	g,i	RCKT Mortgage Trust		2.500	02/25/52	6,922
		TOTAL MORTGAGE BACKED				1,230,271
MUNICIPAL BONDS - 3.1%
4,500,000	g	Basin Electric Power Coop		6.127	06/01/41	5,647
1,170,000		Brunswick & Glynn County Development Authority		3.060	04/01/25	1,173
3,000,000		California Earthquake Authority		1.477	07/01/23	2,972
915,000	h	California Health Facilities Financing Authority		4.353	06/01/41	931
675,000	g	California Municipal Finance Authority		4.250	11/01/23	672
455,000		California Municipal Finance Authority		2.138	08/15/27	429
350,000		California Municipal Finance Authority		2.288	08/15/28	327
500,000		California Municipal Finance Authority		3.694	08/15/56	438
16,250,000		Chicago Housing Authority		4.361	01/01/38	17,884
11,645,000		Chicago Metropolitan Water Reclamation District-Greater		5.720	12/01/38	14,402
		Chicago
3,035,000		City & County of Honolulu HI		2.668	10/01/27	2,988
5,645,000		City & County of Honolulu HI		3.974	09/01/35	5,780
1,615,000		City & County of Honolulu HI		4.004	09/01/36	1,653
7,085,000		City & County of San Francisco CA		4.000	04/01/47	7,340
5,500,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	5,451
5,465,000		City & County of San Francisco CA Community Facilities District		3.482	09/01/50	5,016
350,000		City & County of San Francisco CA Community Facilities District		3.091	09/01/36	323
		No 2014-
5,395,000		City of Chicago IL		7.750	01/01/42	6,102
1,105,000		City of Chicago IL		7.750	01/01/42	1,215
1,250,000		City of Florence SC		4.250	12/01/34	1,281
1,000,000		City of Houston TX Combined Utility System Revenue		3.375	11/15/24	1,015
1,275,000		City of Houston TX Combined Utility System Revenue		4.172	11/15/38	1,353
7,500,000		City of Los Angeles CA		3.880	09/01/38	7,658
5,850,000		City of Los Angeles Department of Airports Customer Facility		4.242	05/15/48	5,770
		Charge Revenue
1,780,000	g	City of Miami FL		4.808	01/01/39	1,882
3,665,000		City of Norfolk VA		3.050	10/01/36	3,534
4,835,000		City of Oakland CA		2.070	01/15/29	4,613
3,345,000		City of San Francisco CA Public Utilities Commission Water		3.000	11/01/26	3,354
		Revenue
3,725,000		City of San Francisco CA Public Utilities Commission Water		3.950	11/01/36	3,831
		Revenue
8,615,000		City of San Francisco CA Public Utilities Commission Water		3.303	11/01/39	8,175
		Revenue
23,050,000		City of San Francisco CA Public Utilities Commission Water		2.825	11/01/41	20,243
		Revenue
18,500,000		City of San Francisco CA Public Utilities Commission Water		4.185	11/01/46	18,852
		Revenue
1,000,000		City of San Juan Capistrano CA		3.700	08/01/31	1,045
5,255,000		City of Seattle WA Local Improvement District No 6751		2.999	11/01/43	4,989
5,235,000		City of Seattle WA Local Improvement District No 6751		3.079	11/01/43	4,955

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,730,000		Commonwealth Financing Authority		3.864%	06/01/38	$2,826
11,650,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.930	05/15/49	11,653
7,650,000		County of Alameda CA		3.820	08/01/38	7,812
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,506
12,015,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	11,870
235,000		County of Saline AR		3.550	06/01/42	237
3,500,000		District of Columbia		3.432	04/01/42	3,352
15,000,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	16,853
1,075,000	g	Florida Development Finance Corp		6.750	12/01/56	1,043
1,000,000		Grant County Public Utility District No 2		5.470	01/01/34	1,041
1,250,000		Grant County Public Utility District No 2		4.164	01/01/35	1,329
22,445,000		Grant County Public Utility District No 2		2.918	01/01/40	20,353
9,255,000		Grant County Public Utility District No 2		3.210	01/01/40	8,696
3,230,000		Great Lakes Water Authority Sewage Disposal System Revenue		3.056	07/01/39	3,034
16,915,000		Great Lakes Water Authority Water Supply System Revenue		3.473	07/01/41	16,514
1,100,000		Guadalupe Valley Electric Coop, Inc		5.671	10/01/32	1,250
410,000		Guadalupe-Blanco River Authority Industrial Development Corp		3.287	04/15/23	414
640,000		Henry County Water Authority		3.000	01/01/43	573
850,000		Henry County Water Authority		3.200	01/01/49	767
1,000,000		Honolulu City & County Board of Water Supply		2.327	07/01/32	911
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,182
6,430,000		Lavaca-Navidad River Authority		4.430	08/01/35	6,605
8,655,000		Los Angeles Community College District		2.106	08/01/32	7,784
1,025,000		Maine State Housing Authority		2.331	11/15/30	969
2,590,000		Maryland Community Development Administration Housing		3.797	03/01/39	2,626
		Revenue
3,000,000		Massachusetts Clean Energy Cooperative Corp		2.020	07/01/28	2,824
3,000,000		Massachusetts Clean Energy Cooperative Corp		2.485	07/01/32	2,813
4,595,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	5,009
10,735,000		Metropolitan Transportation Authority		5.175	11/15/49	12,283
2,000,000		Michigan Finance Authority		5.000	07/01/31	2,119
7,400,000		New Jersey Economic Development Authority		5.706	06/15/30	8,534
3,000,000		New Jersey Economic Development Authority		5.756	06/15/31	3,514
3,375,000		New Mexico Finance Authority		4.090	06/15/38	3,527
4,065,000		New York City Housing Development Corp		3.119	08/01/38	3,885
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,512
1,225,000		New York State Environmental Facilities Corp		3.195	06/15/25	1,245
2,120,000		New York State Environmental Facilities Corp		3.520	07/15/27	2,198
17,500,000		New York Transportation Development Corp		5.000	01/01/26	18,828
11,245,000		Ohio State Water Development Authority		4.879	12/01/34	12,361
13,250,000	†,g,q	Oregon State Business Development Commission		6.500	04/01/31	967
3,470,000	†,g	Oregon State Business Development Commission		0.000	04/01/37	253
2,500,000		Palm Beach County Solid Waste Authority		2.636	10/01/24	2,502
4,615,000		Papio-Missouri River Natural Resource District		2.088	12/15/24	4,578
4,500,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	4,515
7,250,000	g	Pennsylvania Economic Development Financing Authority		10.000	12/01/29	7,075
1,170,000	h	Pharr Economic Development Corp		3.513	08/15/30	1,167
1,140,000	h	Pharr Economic Development Corp		3.893	08/15/33	1,144
1,735,000	g,q	Public Finance Authority		9.000	06/01/29	1,733
1,250,000		Redevelopment Authority of the City of Philadelphia		1.927	09/01/27	1,168
1,710,000		Redevelopment Authority of the City of Philadelphia		3.172	09/01/41	1,571
2,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	2,045
3,870,000		Semitropic Improvement District of the Semitropic Water		3.293	12/01/35	3,713
		Storage District
36,330,000		State of California		3.750	10/01/37	37,282
11,565,000		State of California		4.600	04/01/38	12,652
10,050,000		State of California		4.988	04/01/39	10,426
9,000,000		State of Illinois		5.520	04/01/38	9,741
4,405,000		State of Michigan		3.590	12/01/26	4,445
2,500,000		State of Ohio		5.412	09/01/28	2,862
3,370,000		State of Texas		3.726	08/01/43	3,437
3,000		State of Wisconsin		5.700	05/01/26	3
1,650,000	g	Syracuse Industrial Development Agency		5.000	01/01/36	1,243
2,280,000		Tampa Bay Water		2.612	10/01/25	2,274

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,225,000		Tampa Bay Water		2.782%	10/01/26	$3,233
3,000,000		Tampa Bay Water		2.952	10/01/27	3,022
1,255,000		Texas Water Development Board		4.248	10/15/35	1,329
5,880,000		Texas Water Development Board		4.340	10/15/48	6,337
4,170,000		Texas Water Development Board		4.648	04/15/50	4,407
5,000,000		Tuolumne Wind Project Authority		6.918	01/01/34	6,304
3,035,000		University of California		3.809	05/15/28	3,137
11,400,000		University of California		4.009	05/15/30	11,963
1,000,000		University of Cincinnati		3.250	06/01/29	1,023
1,560,000		University of Cincinnati		3.650	06/01/34	1,604
1,615,000		University of Cincinnati		3.700	06/01/35	1,662
18,000,000		University of New Mexico		3.532	06/20/32	18,578
500,000		Upper Allegheny Joint Sanitary Authority		3.550	09/01/39	495
1,500,000		Upper Allegheny Joint Sanitary Authority		3.800	09/01/49	1,477
5,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/42	5,225
3,000,000		Vermont Educational & Health Buildings Financing Agency		4.000	12/01/46	3,127
1,000,000		Washington County Clean Water Services		5.078	10/01/24	1,061
		TOTAL MUNICIPAL BONDS				577,925
U.S. TREASURY SECURITIES - 4.3%
6,000,000		United States Treasury Bond		3.125	02/15/43	6,457
35,830,000		United States Treasury Bond		2.875	11/15/46	37,670
2,500,000		United States Treasury Bond		3.000	02/15/49	2,748
9,350,000		United States Treasury Note		0.125	05/31/22	9,346
4,150,000		United States Treasury Note		2.000	07/31/22	4,167
4,500,000		United States Treasury Note		1.750	09/30/22	4,515
21,821,000		United States Treasury Note		0.125	10/31/22	21,686
10,350,000		United States Treasury Note		0.125	12/31/22	10,250
19,250,000		United States Treasury Note		0.125	03/31/23	18,950
3,780,000		United States Treasury Note		0.250	09/30/23	3,675
31,765,000		United States Treasury Note		2.875	09/30/23	32,119
6,100,000		United States Treasury Note		2.625	12/31/23	6,139
24,350,000		United States Treasury Note		1.500	02/29/24	23,995
1,525,000		United States Treasury Note		2.250	10/31/24	1,516
25,728,000		United States Treasury Note		1.750	03/15/25	25,183
18,842,000		United States Treasury Note		2.500	02/28/26	18,815
156,368,000		United States Treasury Note		1.875	02/28/27	152,178
15,031,000		United States Treasury Note		0.500	10/31/27	13,494
35,275,000		United States Treasury Note		0.625	11/30/27	31,847
28,250,000		United States Treasury Note		1.125	08/31/28	26,028
26,640,000		United States Treasury Note		1.875	02/28/29	25,716
132,156,000		United States Treasury Note		1.875	02/15/32	126,911
14,508,000		United States Treasury Note		1.875	02/15/41	12,918
4,700,000		United States Treasury Note		2.250	05/15/41	4,437
123,325,800		United States Treasury Note		2.250	02/15/42	118,952
82,041,000		United States Treasury Note		1.875	11/15/51	71,965
2,500,000		United States Treasury Note		2.250	02/15/52	2,398
		TOTAL U.S. TREASURY SECURITIES				814,075
		TOTAL GOVERNMENT BONDS				3,472,270
		(Cost $3,552,243)
STRUCTURED ASSETS - 4.4%
ASSET BACKED - 1.5%
99,904	g	AMSR Trust		1.819	04/17/37	95
		Series - 2020 SFR1 (Class A)
900,000	g	AMSR Trust		3.148	01/19/39	862
		Series - 2019 SFR1 (Class C)
800,000	g	AMSR Trust		3.247	01/19/39	758
		Series - 2019 SFR1 (Class D)
1,135,787	g,i	AREIT Trust	LIBOR 1 M + 1.134%	1.184	09/14/36	1,132
		Series - 2019 CRE3 (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$4,500,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.497%	10/15/35	$4,444
		Series - 2020 EYP (Class C)
294,763	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.617	07/25/36	286
		Series - 2006 CB6 (Class A1)
3,111,178	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	1.312	06/25/34	3,001
		Series - 2004 OPT1 (Class M1)
166,077	g	Corevest American Finance Trust		1.832	03/15/50	159
		Series - 2020 1 (Class A1)
1,413,396		Delta Air Lines Pass Through Trust		4.250	07/30/23	1,416
		Series - 2015 1 (Class B)
7,150,000		Delta Air Lines Pass Through Trust		3.204	04/25/24	7,156
		Series - 2019 1 (Class AA)
4,551,546		Delta Air Lines Pass Through Trust		2.000	06/10/28	4,147
		Series - 2020 1 (Class AA)
19,707,132		Delta Air Lines Pass Through Trust		2.500	06/10/28	18,293
		Series - 2020 1 (Class A)
147,545	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	147
		Series - 2007 2 (Class A2C)
3,781,646	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	3,484
		Series - 2021 3CS (Class A)
4,088,936	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	3,702
		Series - 2021 4GS (Class A)
14,750,051	g	GoodLeap Sustainable Home Solutions Trust		2.310	10/20/48	13,509
		Series - 2021 5CS (Class A)
5,157,770	g	GoodLeap Sustainable Home Solutions Trust		2.700	01/20/49	4,823
		Series - 2022 1GS (Class A)
3,396,863	g	GoodLeap Sustainable Home Solutions Trust		2.940	01/20/49	3,183
		Series - 2022 1GS (Class B)
8,297,000	g	Grace Trust		2.347	12/10/40	7,479
		Series - 2020 GRCE (Class A)
3,019,548	g	HERO Funding Trust		3.840	09/21/40	3,036
		Series - 2015 1A (Class A)
816,927	g	HERO Funding Trust		3.990	09/21/40	820
		Series - 2014 2A (Class A)
1,489,960	g	HERO Funding Trust		3.750	09/20/41	1,484
		Series - 2016 2A (Class A)
1,392,736	g	HERO Funding Trust		4.050	09/20/41	1,399
		Series - 2016 1A (Class A)
531,961	g	HERO Funding Trust		3.080	09/20/42	525
		Series - 2016 3A (Class A1)
3,993,407	g	HERO Funding Trust		3.710	09/20/47	3,976
		Series - 2017 1A (Class A1)
3,993,534	g	HERO Funding Trust		3.190	09/20/48	3,928
		Series - 2017 3A (Class A1)
937,135	g	HERO Funding Trust		3.280	09/20/48	924
		Series - 2017 2A (Class A1)
4,336,210	g	HERO Funding Trust		4.670	09/20/48	4,379
		Series - 2018 1A (Class A2)
3,251,912	g	HERO Funding Trust		2.240	09/20/51	3,033
		Series - 2021 1A (Class A)
18,444	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	18
		Series - 2003 1 (Class M1)
599,972	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	600
		Series - 2018 SFR4 (Class B)
3,829,660	g	Loanpal Solar Loan Ltd		2.290	01/20/48	3,499
		Series - 2021 1GS (Class A)
6,420,580	g	Loanpal Solar Loan Ltd		2.220	03/20/48	5,951
		Series - 2021 2GS (Class A)
2,393,640	†,g	Mosaic Solar Loan Trust		0.000	04/20/46	2,082
		Series - 2020 1A (Class R)
1,674,674	g	Mosaic Solar Loan Trust		2.100	04/20/46	1,582
		Series - 2020 1A (Class A)
2,317,629	g	Mosaic Solar Loan Trust		3.100	04/20/46	2,222
		Series - 2020 1A (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$2,640,038	g	Mosaic Solar Loan Trust		2.050%	12/20/46	$2,434
		Series - 2021 1A (Class B)
3,923,787	g	Mosaic Solar Loan Trust		1.440	06/20/52	3,578
		Series - 2021 3A (Class A)
3,687,521	g	Mosaic Solar Loans LLC		3.820	06/22/43	3,642
		Series - 2017 2A (Class A)
4,178,823	g	Mosaic Solar Loans LLC		1.640	04/22/47	3,823
		Series - 2021 2A (Class A)
2,500,000	g	Progress Residential Trust		2.082	10/17/38	2,229
		Series - 2021 SFR8 (Class D)
750,000	g	Progress Residential Trust		2.711	11/17/40	662
		Series - 2021 SFR9 (Class D)
2,443,660	g	Renew		3.670	09/20/52	2,388
		Series - 2017 1A (Class A)
5,290,762	g	Renew		3.950	09/20/53	5,218
		Series - 2018 1 (Class A)
4,709,053	g	Renew		2.060	11/20/56	4,381
		Series - 2021 1 (Class A)
6,193,630		SCE Recovery Funding LLC		0.861	11/15/31	5,576
11,232	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.357	09/25/34	11
		Series - 2004 8 (Class M1)
43,502	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.457	09/25/34	43
		Series - 2004 8 (Class A9)
1,122,301	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.731	04/25/35	1,124
		Series - 2005 7XS (Class 2A1A)
7,214,100	g	Sunnova Helios VII Issuer LLC		2.030	10/20/48	6,657
		Series - 2021 C (Class A)
4,045,417	g	Sunnova Helios VIII Issuer LLC		2.790	02/22/49	3,871
		Series - 2022 A (Class A)
2,774,631	g	Sunrun Athena Issuer LLC		5.310	04/30/49	2,852
		Series - 2018 1 (Class A)
9,149,998	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	8,968
		Series - 2019 2 (Class A)
6,035,340	g	Sunrun Callisto Issuer LLC		2.270	01/30/57	5,494
		Series - 2021 2A (Class A)
11,362,346	g	TES LLC		4.330	10/20/47	11,197
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,479
		Series - 2017 1A (Class B)
6,798,031	g	TES LLC		4.120	02/20/48	6,779
		Series - 2017 2A (Class A)
4,125,000	g	Tesla Auto Lease Trust		2.200	11/21/22	4,132
		Series - 2019 A (Class A4)
5,400,000	g	Tesla Auto Lease Trust		0.560	03/20/25	5,234
		Series - 2021 A (Class A3)
6,650,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,404
		Series - 2021 A (Class A4)
6,250,000	g	Tesla Auto Lease Trust		1.180	03/20/25	6,043
		Series - 2021 A (Class C)
4,500,000	g	Tesla Auto Lease Trust		0.600	09/22/25	4,345
		Series - 2021 B (Class A3)
5,000,000	g	Tesla Auto Lease Trust		0.630	09/22/25	4,756
		Series - 2021 B (Class A4)
9,500,000		Toyota Auto Receivables Owner Trust		0.260	11/17/25	9,187
		Series - 2021 B (Class A3)
9,900,000		Toyota Auto Receivables Owner Trust		0.530	10/15/26	9,269
		Series - 2021 B (Class A4)
1,047,794	g	Tricon American Homes Trust		2.928	01/17/36	1,040
		Series - 2017 SFR2 (Class A)
200,000	g	Tricon American Homes Trust		3.275	01/17/36	198
		Series - 2017 SFR2 (Class B)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	439
		Series - 2020 SFR1 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$14,127,839	g	Vivint Colar Financing V LLC		4.730%	04/30/48	$14,178
		Series - 2018 1A (Class A)
4,918,282	g	Vivint Solar Financing VII LLC		2.210	07/31/51	4,433
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				270,598
OTHER MORTGAGE BACKED - 2.9%
88,804	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	88
		Series - 2015 6 (Class A9)
4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.647	04/15/34	3,980
		Series - 2021 ACEN (Class C)
5,000,000	g	BANK		2.500	10/17/52	3,989
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	6,017
		Series - 2019 BN21 (Class C)
8,000,000	i	BANK		3.461	11/15/62	7,581
		Series - 2019 BN22 (Class C)
4,940,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	3,948
		Series - 2018 CHRS (Class E)
12,500,000	g	BBCMS Trust		3.593	09/15/32	12,483
		Series - 2015 MSQ (Class A)
3,600,000	g	BBCMS Trust		3.894	09/15/32	3,595
		Series - 2015 MSQ (Class B)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	2,857
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	982
		Series - 2019 B12 (Class AS)
8,870,000	g,i	Benchmark Mortgage Trust		3.899	03/15/62	8,448
		Series - 2019 B10 (Class 3CCA)
5,200,000	g	BMO 360A		3.776	02/15/42	5,168
		Series - 2022 C1 (Class 360A)
10,955,194	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	1.594	10/15/38	10,694
		Series - 2021 XL2 (Class C)
5,000,000	g,i	BX TRUST		1.791	01/17/39	4,940
		Series - 2022 AHP (Class AS)
12,000,000	g,i	BX TRUST		2.141	01/17/39	11,805
		Series - 2022 AHP (Class B)
2,901,500	g,i	CCRC Affordable Multifamily Housing Mortgage Trust		5.706	06/25/34	3,075
		Series - 2017 Q005 (Class B)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	1,938
		Series - 2016 CD2 (Class B)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.142	04/10/48	1,963
		Series - 2015 GC29 (Class C)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	3,906
		Series - 2019 GC43 (Class AS)
3,115,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	2,987
		Series - 2019 GC41 (Class AS)
160,102	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	1.207	01/25/36	160
		Series - 2006 WFH1 (Class M4)
3,000,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	2,971
		Series - 2016 CLNE (Class A)
3,740,000	g,i	COMM Mortgage Trust		3.413	10/10/29	3,653
		Series - 2017 PANW (Class B)
3,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	2,916
		Series - 2017 PANW (Class C)
5,120,000	g	COMM Mortgage Trust		4.353	08/10/30	5,174
		Series - 2013 300P (Class A1)
4,125,000	g	COMM Mortgage Trust		3.376	01/10/39	3,987
		Series - 2022 HC (Class C)
3,500,000	g,i	COMM Mortgage Trust		4.106	03/10/48	3,291
		Series - 2015 CR22 (Class D)
1,100,000	i	COMM Mortgage Trust		4.288	05/10/48	1,083
		Series - 2015 CR23 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,000,000	i	COMM Mortgage Trust		4.288%	05/10/48	$931
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,250
		Series - 2015 CR24 (Class D)
1,000,000		COMM Mortgage Trust		3.263	08/15/57	970
		Series - 2019 GC44 (Class AM)
6,000,000	g,i	Commercial Mortgage Pass Through Certificates		3.896	01/10/39	5,792
		Series - 2022 HC (Class D)
1,350,143	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	1,352
		Series - 2014 C02 (Class 1M2)
3,656,663	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457	07/25/24	3,675
		Series - 2014 C03 (Class 1M2)
2,800,000	g,i	Connecticut Avenue Securities		3.399	11/25/41	2,597
		Series - 2021 R02 (Class 2B1)
1,155,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	1,116
		Series - 2021 R01 (Class 1M2)
1,965,000	g,i	Connecticut Avenue Securities Trust		1.749	12/25/41	1,860
		Series - 2021 R03 (Class 1M2)
1,685,000	g,i	Connecticut Avenue Securities Trust		2.849	12/25/41	1,525
		Series - 2021 R03 (Class 1B1)
6,620,000	g,i	Connecticut Avenue Securities Trust		3.599	03/25/42	6,691
		Series - 2022 R03 (Class 1M2)
15,000,000	g	CPT Mortgage Trust		2.865	11/13/39	14,155
		Series - 2019 CPT (Class A)
2,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	1,706
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust		3.728	11/10/32	4,907
		Series - 2017 CALI (Class B)
1,443,291	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	1,418
		Series - 2018 J1 (Class A11)
3,678,214	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	3,505
		Series - 2021 NQM8 (Class A3)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	6,285
		Series - 2017 C8 (Class 85BA)
6,100,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	5,509
		Series - 2017 C8 (Class 85BB)
2,000,000	g,i	CSMC Series		3.388	10/25/59	1,926
		Series - 2019 NQM1 (Class M1)
2,070,722	g,i	CSMC Trust		3.500	02/25/48	2,035
		Series - 2018 J1 (Class A2)
102,725,000	g,i	DOLP Trust		0.665	05/10/41	4,701
		Series - 2021 NYC (Class X)
12,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.717	11/15/38	12,234
		Series - 2021 ELP (Class C)
7,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.515	11/15/38	7,260
		Series - 2021 ELP (Class E)
378,955	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	1.192	12/25/35	376
		Series - 2005 2 (Class M2)
542,139	g,i	Flagstar Mortgage Trust		4.048	10/25/47	541
		Series - 2017 2 (Class B3)
70,990	g,i	Flagstar Mortgage Trust		4.000	09/25/48	71
		Series - 2018 5 (Class A11)
1,519,594	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,387
		Series - 2021 2 (Class A4)
4,667,182	g,i	Flagstar Mortgage Trust		2.500	06/01/51	4,258
		Series - 2021 4 (Class A21)
12,794,211	g,i	Flagstar Mortgage Trust		3.000	10/25/51	12,142
		Series - 2021 10IN (Class A1)
10,260,000		Freddie Mac Multiclass Certificates Series		1.878	01/25/31	9,681
		Series - 2021 P009 (Class A2)
6,778,008		Freddie Mac Multifamily ML Certificates		1.877	07/25/37	5,944
		Series - 2021 ML08 (Class )
40,176,879	†,i	Freddie Mac Multifamily ML Certificates		1.769	11/25/37	5,946
		Series - 2021 ML08 (Class XCA)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$3,207,892		Freddie Mac Multifamily ML Certificates		1.896%	11/25/37	$2,773
		Series - 2021 ML08 (Class )
16,702,109		Freddie Mac Multifamily ML Certificates		2.340	07/25/41	15,353
		Series - 2021 ML12 (Class AUS)
4,789,229		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	4,386
		Series - 2020 Q014 (Class A1)
16,750,000		Freddie Mac Multifamily Variable Rate Certificate		3.150	10/15/36	16,769
		Series - 2022 M068 (Class A)
6,130,000		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	5,763
		Series - 2020 M061 (Class A)
1,520,000	g,i	Freddie Mac STACR REMIC Trust		2.149	12/25/33	1,431
		Series - 2021 HQA2 (Class M2)
2,860,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	2,814
		Series - 2021 DNA5 (Class M2)
2,640,000	g,i	Freddie Mac STACR REMIC Trust		2.599	01/25/42	2,468
		Series - 2022 DNA1 (Class M2)
2,972,000	g,i	GS Mortgage Securities Corp II		4.577	03/10/33	2,881
		Series - 2018 GS10 (Class WLSC)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.490	10/15/31	1,970
		Series - 2018 HART (Class A)
3,000,000		GS Mortgage Securities Trust		3.143	10/10/49	2,931
		Series - 2016 GS3 (Class AS)
830,000	i	GS Mortgage Securities Trust		3.958	11/10/49	769
		Series - 2016 GS4 (Class C)
1,062,599	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,057
		Series - 2020 PJ2 (Class A4)
423,919	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	413
		Series - 2020 PJ4 (Class A4)
338,379	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	326
		Series - 2020 PJ5 (Class A4)
1,041,672	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	958
		Series - 2020 PJ6 (Class A4)
2,985,773	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	2,726
		Series - 2021 PJ5 (Class A4)
5,424,206	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	5,111
		Series - 2022 PJ2 (Class A36)
425,601	g,i	GS Mortgage-Backed Securities Trust		3.669	05/25/50	411
		Series - 2020 PJ1 (Class B2)
1,203,082	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	1,099
		Series - 2021 PJ2 (Class A4)
11,237,375	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	10,254
		Series - 2021 PJ7 (Class A4)
5,107,905	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	4,665
		Series - 2021 PJ8 (Class A4)
8,834,847	g,i	GS MortSecurities Trust		2.500	11/25/51	8,059
		Series - 2021 PJ6 (Class A4)
684,683	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	674
		Series - 2005 11 (Class 2A1A)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,792
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,769
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,844
		Series - 2016 10HY (Class B)
7,000,000	g	Hudson Yards Mortgage Trust		3.228	07/10/39	6,799
		Series - 2019 30HY (Class A)
1,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	894
		Series - 2019 55HY (Class D)
7,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	6,053
		Series - 2019 55HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,091
		Series - 2019 55HY (Class F)
158,807	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	160
		Series - 2004 11 (Class 2A1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$480,000	g,i	Imperial Fund Mortgage Trust		3.531%	10/25/55	$461
		Series - 2020 NQM1 (Class M1)
2,800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,816
		Series - 2013 C10 (Class AS)
2,405,987	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	2,440
		Series - 2015 1 (Class B1)
99,762	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	98
		Series - 2015 3 (Class A19)
497,975	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	479
		Series - 2015 6 (Class A13)
248,613	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	245
		Series - 2016 1 (Class A13)
255,608	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	250
		Series - 2017 2 (Class A13)
253,267	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	244
		Series - 2018 3 (Class A13)
170,593	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	168
		Series - 2018 4 (Class A13)
875,897	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	849
		Series - 2018 5 (Class A13)
881,333	g,i	JP Morgan Mortgage Trust		3.050	10/26/48	884
		Series - 2017 5 (Class A2)
149,002	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	149
		Series - 2018 8 (Class A13)
250,229	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	251
		Series - 2018 9 (Class A13)
304,935	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	306
		Series - 2019 1 (Class A15)
47,000	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	47
		Series - 2019 1 (Class A3)
137,683	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	134
		Series - 2019 3 (Class B1)
589,918	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	591
		Series - 2019 INV1 (Class A11)
1,609,961	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	1,567
		Series - 2020 1 (Class B2)
4,675,713	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	4,270
		Series - 2021 6 (Class A15)
2,439,857	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,228
		Series - 2021 7 (Class A15)
3,079,984	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,813
		Series - 2021 8 (Class A15)
1,306,724	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	1,193
		Series - 2021 10 (Class A15)
4,397,423	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	4,014
		Series - 2021 11 (Class A15)
1,218,035	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	1,112
		Series - 2021 12 (Class A15)
2,025,567	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	1,849
		Series - 2021 14 (Class A15)
6,331,014	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	5,779
		Series - 2021 15 (Class A15)
7,539,411	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	7,108
		Series - 2022 2 (Class A25)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	9,928
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	3,914
		Series - 2017 330M (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.142	08/15/34	3,879
		Series - 2017 330M (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,709
		Series - 2020 1MW (Class C)
2,000,000	g	Manhattan West Mortgage Trust		2.130	09/10/39	1,849
		Series - 2020 1MW (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

REFERENCE
PRINCIPAL		ISSUER	RATE & SPREAD
$2,169,000	g,i	Menora Mivtachim Holdings Ltd
Series - 2022 C1 (Class 360D)
132,584	†,i	Morgan Stanley Capital I Trust
Series - 2007 IQ16 (Class AJFX)
1,031,894	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 4 (Class A4)
4,156,280	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 5 (Class A9)
3,190,556	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 6 (Class A4)
2,682,566	g,i	Morgan Stanley Residential Mortgage Loan Trust
Series - 2021 6 (Class A9)
3,000,000	g,i	MSDB Trust
Series - 2017 712F (Class A)
5,750,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%
Series - 2019 MILE (Class A)
4,250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%
Series - 2019 MILE (Class C)
9,800,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%
Series - 2019 MILE (Class E)
1,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%
Series - 2019 MILE (Class F)
628,772	g,i	New Residential Mortgage Loan Trust
Series - 2019 NQM4 (Class A3)
470,000	g,i	New Residential Mortgage Loan Trust
Series - 2019 NQM4 (Class M1)
68,461	i	New York Mortgage Trust	LIBOR 1 M + 0.480%
Series - 2005 3 (Class A1)
5,550,594	g,i	OBX Trust
Series - 2021 J2 (Class A19)
427,740	g,i	OBX Trust	LIBOR 1 M + 0.650%
Series - 2018 1 (Class A2)
1,709,096	g,i	Oceanview Mortgage Trust
Series - 2021 1 (Class A19)
11,800,000	g	One Bryant Park Trust
Series - 2019 OBP (Class A)
3,900,000	g	One Market Plaza Trust
Series - 2017 1MKT (Class A)
524,976	g,i	Sequoia Mortgage Trust
Series - 2015 2 (Class A1)
223,205	g,i	Sequoia Mortgage Trust
Series - 2016 1 (Class A19)
504,576	g,i	Sequoia Mortgage Trust
Series - 2017 3 (Class A19)
687,788	g,i	Sequoia Mortgage Trust
Series - 2017 6 (Class B1)
139,509	g,i	Sequoia Mortgage Trust
Series - 2018 2 (Class A1)
111,607	g,i	Sequoia Mortgage Trust
Series - 2018 2 (Class A19)
17,354	g,i	Sequoia Mortgage Trust
Series - 2018 7 (Class A19)
366,852	g,i	Sequoia Mortgage Trust
Series - 2019 2 (Class A1)
86,808	g,i	Sequoia Mortgage Trust
Series - 2019 2 (Class A19)
330,869	g,i	Sequoia Mortgage Trust
Series - 2019 4 (Class A1)
221,406	g,i	Sequoia Mortgage Trust
Series - 2019 5 (Class A19)
396,200	g,i	Sequoia Mortgage Trust
Series - 2019 5 (Class A1)
1,191,756	g,i	Sequoia Mortgage Trust
Series - 2020 2 (Class A1)
	MATURITY	VALUE
RATE	DATE	(000)
3.939%	02/15/42	$1,894
5.674	12/12/49	71
2.500	07/25/51	985
2.500	08/25/51	3,797
2.500	09/25/51	3,046
2.500	09/25/51	2,451
3.316	07/11/39	2,936
1.897	07/15/36	5,721
2.597	07/15/36	4,217
3.897	07/15/36	9,561
4.647	07/15/36	1,448
2.797	09/25/59	624
2.986	09/25/59	447
0.937	02/25/36	69
2.500	07/25/51	5,062
1.107	06/25/57	422
2.500	05/25/51	1,560
2.516	09/15/54	10,914
3.614	02/10/32	3,882
3.500	05/25/45	513
3.500	06/25/46	220
3.500	04/25/47	491
3.740	09/25/47	665
3.500	02/25/48	137
3.500	02/25/48	110
4.000	09/25/48	17
4.000	06/25/49	367
4.000	06/25/49	87
3.500	11/25/49	318
3.500	12/25/49	219
3.500	12/25/49	391
3.500	03/25/50	1,170

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)
$1,062,842	g,i	Sequoia Mortgage Trust		3.000%	04/25/50	$1,024
		Series - 2020 3 (Class A19)
2,754,906	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,508
		Series - 2021 4 (Class A19)
413,628	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	406
		Series - 2017 2 (Class A1)
14,390,000	g	SLG Office Trust		2.585	07/15/41	13,379
		Series - 2021 OVA (Class A)
5,350,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199	10/25/33	5,227
		Series - 2021 DNA3 (Class M2)
58,931	g,i	STACR		3.724	02/25/48	59
		Series - 2018 SPI1 (Class M2)
74,055	g,i	STACR		3.809	05/25/48	74
		Series - 2018 SPI2 (Class M2)
65,000	g,i	STACR		4.099	11/25/50	63
		Series - 2020 HQA5 (Class B1)
4,000,000	g	SUMIT Mortgage Trust		2.789	02/12/41	3,805
		Series - 2022 BVUE (Class A)
1,600,000	g,i	Verus Securitization Trust		3.139	07/25/59	1,599
		Series - 2019 3 (Class M1)
982,000	g,i	Verus Securitization Trust		3.207	11/25/59	977
		Series - 2019 4 (Class M1)
683,833	g	Verus Securitization Trust		1.733	05/25/65	667
		Series - 2020 5 (Class A3)
3,068,521	g,i	Verus Securitization Trust		2.240	10/25/66	2,894
		Series - 2021 7 (Class A3)
1,030,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,033
		Series - 2012 LC5 (Class AS)
80,697	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	81
		Series - 2019 2 (Class A17)
290,219	g,i	Wells Fargo Mortgage Backed Securities Trust		3.000	07/25/50	279
		Series - 2020 4 (Class A17)
5,871,340	g,i	Wells Fargo Mortgage Backed Securities Trust		2.500	06/25/51	5,358
		Series - 2021 2 (Class A17)
200,630	g,i	WinWater Mortgage Loan Trust		3.910	06/20/44	201
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED				553,958
		TOTAL STRUCTURED ASSETS				824,556
		(Cost $870,578)
		TOTAL BONDS				7,386,952
		(Cost $7,691,119)
SHARES		COMPANY
COMMON STOCKS - 58.9%
AUTOMOBILES & COMPONENTS - 1.7%
53,754	*	American Axle & Manufacturing Holdings, Inc	417
123,501	*	Aptiv plc	14,784
157,863		Bayerische Motoren Werke AG.	13,642
62,007		Bayerische Motoren Werke AG. (Preference)	4,803
14,525		BorgWarner, Inc	565
187,486		Daimler AG. (Registered)	13,160
161,382		Denso Corp	10,296
146,222	*,e	Lordstown Motors Corp	499
169,939		Magna International, Inc	10,910
78,081		Michelin (C.G.D.E.) (Class B)	10,581
139,400		Stanley Electric Co Ltd	2,636
181,822	*	Tesla, Inc	195,931
2,417,500	*	Toyota Motor Corp	43,607
243,482		Valeo S.A.	4,497

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
202,382	*,e	Workhorse Group, Inc	$1,012
		TOTAL AUTOMOBILES & COMPONENTS	327,340
BANKS - 3.1%
2,364		Ameris Bancorp	104
1,006,777		Australia & New Zealand Banking Group Ltd	20,630
2,600,974		Banco Bilbao Vizcaya Argentaria S.A.	14,851
1,127,807		Bank Hapoalim Ltd	11,166
206,061		Bank of Montreal	24,248
363,089		Bank of Nova Scotia	26,023
50,471		Bank OZK	2,155
2,405		Banner Corp	141
50,885		Berkshire Hills Bancorp, Inc	1,474
347,546		BNP Paribas S.A.	19,860
3,256,000		BOC Hong Kong Holdings Ltd	12,252
8,511		Brookline Bancorp, Inc	135
1,840		Cadence BanCorp	54
3,460,104		CaixaBank S.A.	11,736
6,038		Camden National Corp	284
159,934	e	Canadian Imperial Bank of Commerce	19,414
919,910		Citigroup, Inc	49,123
513,789		Citizens Financial Group, Inc	23,290
2,120		Columbia Banking System, Inc	68
118,712		Comerica, Inc	10,735
784		Commerce Bancshares, Inc	56
434,454		Commonwealth Bank of Australia	34,214
889		Community Trust Bancorp, Inc	37
3,881		Cullen/Frost Bankers, Inc	537
47,906	*	Customers Bancorp, Inc	2,498
701,393		DBS Group Holdings Ltd	18,378
84,052		Erste Bank der Oesterreichischen Sparkassen AG.	3,065
7,467		Federal Agricultural Mortgage Corp	810
7,030		First Busey Corp	178
47,961		First Interstate Bancsystem, Inc	1,764
48,948		First Republic Bank	7,935
1,019		Glacier Bancorp, Inc	51
1,984		Hancock Whitney Corp	104
608,900		Hang Seng Bank Ltd	11,711
4,964		Heritage Financial Corp	124
19,873		HomeStreet, Inc	942
4,551,514		HSBC Holdings plc	31,089
303,495		Huntington Bancshares, Inc	4,437
6,217,559		Intesa Sanpaolo S.p.A.	14,231
122,862		KBC Groep NV	8,815
238,489		Keycorp	5,337
25,729		Live Oak Bancshares, Inc	1,309
17,431	*	Mr Cooper Group, Inc	796
27,409		National Bank Holdings Corp	1,104
28,534		National Bank of Canada	2,187
9,051		Old National Bancorp	148
1,100		Oversea-Chinese Banking Corp	10
58,756		Pinnacle Financial Partners, Inc	5,410
257,568		PNC Financial Services Group, Inc	47,509
744,590		Regions Financial Corp	16,575
1,852,800		Resona Holdings, Inc	7,892
926,229		Skandinaviska Enskilda Banken AB (Class A)	10,013
387,852		Societe Generale	10,397
1,793,498		Standard Chartered plc	11,905
301,200		Sumitomo Mitsui Trust Holdings, Inc	9,803
21,532	*	SVB Financial Group	12,046
1,113,834		Svenska Handelsbanken AB	10,242
2,226	*	Texas Capital Bancshares, Inc	128
6,965		TFS Financial Corp	116
20,196	*	The Bancorp, Inc	572

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
57,591		Toronto-Dominion Bank	$4,570
4,787		Trico Bancshares	192
33,943	*	Tristate Capital Holdings, Inc	1,128
571,946		Truist Financial Corp	32,429
2,114		UMB Financial Corp	205
18,027		Univest Financial Corp	482
2,021		Westamerica Bancorporation	122
1,110		Wintrust Financial Corp	103
10,858		WSFS Financial Corp	506
57,728		Zions Bancorporation	3,785
		TOTAL BANKS	585,740
CAPITAL GOODS - 3.8%
237,123		3M Co	35,303
353,727		ABB Ltd	11,475
790		Acuity Brands, Inc	150
247		Allegion plc	27
186,861		Ashtead Group plc	11,766
167,866		Assa Abloy AB	4,512
214,258		Atlas Copco AB (A Shares)	11,121
202,746		Atlas Copco AB (B Shares)	9,194
93,876	*	Axon Enterprise, Inc	12,930
192,393	*,e	Ballard Power Systems, Inc	2,239
688	*	Beacon Roofing Supply, Inc	41
11,104	*,e	Bloom Energy Corp	268
237,076		Bouygues S.A.	8,275
38,706		Brenntag AG.	3,121
346,935	*	CAE, Inc	9,030
18,395		Carlisle Cos, Inc	4,524
272,663		Carrier Global Corp	12,507
270,623		Caterpillar, Inc	60,300
621,031		CNH Industrial NV	9,782
39,191		Cummins, Inc	8,039
75,862		Curtiss-Wright Corp	11,391
38,900		Daifuku Co Ltd	2,776
81,100		Daikin Industries Ltd	14,728
93,743	*	Daimler Truck Holding AG.	2,600
92,545		DCC plc	7,166
139,549		Deere & Co	57,977
396		Dover Corp	62
200,096	e	Eaton Corp	30,367
28,212		Eiffage S.A.	2,895
1,733		EMCOR Group, Inc	195
54,610		Emerson Electric Co	5,355
131,662		Fastenal Co	7,821
97,808		Ferguson plc	13,251
109,955		Fortive Corp	6,700
1,653		Fortune Brands Home & Security, Inc	123
422	*	Generac Holdings, Inc	125
12,219		Herc Holdings, Inc	2,042
154,498		Hexcel Corp	9,188
58,000	*,e	Hitachi Construction Machinery Co Ltd	1,503
1,811		IDEX Corp	347
213,139		Illinois Tool Works, Inc	44,631
352,736		Johnson Controls International plc	23,129
303,500		Kajima Corp	3,693
1,220,570		Keppel Corp Ltd	5,755
417,800		Komatsu Ltd	10,038
383,900		Kubota Corp	7,196
14,151		Legrand S.A.	1,345
86		Lennox International, Inc	22
186,166		Masco Corp	9,494
107,738	*	Mercury Systems, Inc	6,944
520,200		Mitsubishi Corp	19,521

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,392		Moog, Inc (Class A)	$649
52,866		MTU Aero Engines Holding AG.	12,227
4,501	*	MYR Group, Inc	423
333,800		Obayashi Corp	2,450
7,069		Owens Corning, Inc	647
69,075		PACCAR, Inc	6,083
53,390		Parker-Hannifin Corp	15,150
43,424		Rockwell Automation, Inc	12,160
41,389		Roper Technologies Inc	19,545
4,744		Rush Enterprises, Inc (Class A)	242
297,860		Sandvik AB	6,327
153,263		Schneider Electric S.A.	25,731
355,600		Shimizu Corp	2,134
198,066		Siemens AG.	27,426
829,300		Singapore Technologies Engineering Ltd	2,512
10,969	e	Skanska AB (B Shares)	245
29,742		SKF AB (B Shares)	485
9,787		Snap-On, Inc	2,011
77,556		Trane Technologies plc	11,843
33,228	*	United Rentals, Inc	11,803
20,908	*	Vectrus, Inc	750
229,354		Vestas Wind Systems A.S.	6,728
697,434	e	Volvo AB (B Shares)	13,011
14,621		W.W. Grainger, Inc	7,541
1,964		Wabash National Corp	29
350,496	e	Wartsila Oyj (B Shares)	3,200
3,684	*	WESCO International, Inc	479
38,384		Woodward Inc	4,795
12,800		WSP Global, Inc	1,699
39,243		Xylem, Inc	3,346
		TOTAL CAPITAL GOODS	724,655
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
834		ABM Industries, Inc	38
11,940		ACCO Brands Corp	96
134,701		Adecco S.A.	6,110
38,630		ADT, Inc	293
1,000	*	ASGN Inc	117
372		Booz Allen Hamilton Holding Co	33
3,969		Brambles Ltd	29
17,641		Cintas Corp	7,504
318,768	*	Copart, Inc	39,996
12,844	*	FTI Consulting, Inc	2,019
5,059		Heidrick & Struggles International, Inc	200
120,130		Intertek Group plc	8,195
219,671	*	KAR Auction Services, Inc	3,965
45,168		Kelly Services, Inc (Class A)	980
37,666	e	Randstad Holdings NV	2,266
299,100		Recruit Holdings Co Ltd	12,995
674,477		RELX plc	20,988
304		Ritchie Bros Auctioneers, Inc	18
57,550		Robert Half International, Inc	6,571
1,100		Secom Co Ltd	80
3,476		SGS S.A.	9,664
13,606		Teleperformance	5,183
133,012		TransUnion	13,745
2,948	*	TriNet Group, Inc	290
15,743		Verisk Analytics, Inc	3,379
159,747		Waste Management, Inc	25,320
29,805		Wolters Kluwer NV	3,177
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	173,251
CONSUMER DURABLES & APPAREL - 1.1%
63,624		Adidas-Salomon AG.	14,826

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
540,582		Barratt Developments plc	$3,680
67,810		Berkeley Group Holdings plc	3,307
92,878		Burberry Group plc	2,027
51,782		DR Horton, Inc	3,858
101,698		Essilor International S.A.	18,600
42,842		Ethan Allen Interiors, Inc	1,117
58,468	*	GoPro, Inc	499
9,916	*	Green Brick Partners, Inc	196
804		Hasbro, Inc	66
6,871		Hermes International	9,725
25,198	*	iRobot Corp	1,598
18,915	*,e	Lovesac Co	1,022
29,904	*	Lululemon Athletica, Inc	10,922
10,439		Newell Brands Inc	223
466,814		Nike, Inc (Class B)	62,814
2,044	*	NVR, Inc	9,131
990,000		Panasonic Corp	9,615
23,595		Pandora AS	2,248
38,776		Persimmon plc	1,087
714		Pulte Homes, Inc	30
9,035		Puma AG. Rudolf Dassler Sport	768
1,667		PVH Corp	128
6,447		SEB S.A.	899
296,900		Sekisui House Ltd	5,743
141,735	*,e	Sonos, Inc	4,000
311,100		Sony Corp	32,005
1,162,041		Taylor Wimpey plc	1,979
94,128	*	Tupperware Brands Corp	1,831
62,501		VF Corp	3,554
		TOTAL CONSUMER DURABLES & APPAREL	207,498
CONSUMER SERVICES - 1.3%
138,079	*	Accor S.A.	4,449
30,274	*	American Public Education, Inc	643
21,543	*	Booking Holdings, Inc	50,593
36,920	*	Bright Horizons Family Solutions	4,899
29,278		Carriage Services, Inc	1,561
757,435		Compass Group plc	16,300
48,189		Darden Restaurants, Inc	6,407
85,084	*	Dave & Buster's Entertainment, Inc	4,178
26,563		Domino's Pizza, Inc	10,811
40,919	*	El Pollo Loco Holdings, Inc	475
1,669		Graham Holdings Co	1,020
264,142	*	Hilton Worldwide Holdings, Inc	40,081
168		IDP Education Ltd	4
177,301		InterContinental Hotels Group plc	11,992
65,700		Oriental Land Co Ltd	12,575
30,085	*	Planet Fitness, Inc	2,542
3,541	*	Shake Shack, Inc	240
76,407	*	Six Flags Entertainment Corp	3,324
567,838		Starbucks Corp	51,656
92,092	*	Terminix Global Holdings, Inc	4,202
21,354		Vail Resorts, Inc	5,558
81,211	e	Wendy's	1,784
129,335	*	Whitbread plc	4,816
26,116	*	WW International Inc	267
		TOTAL CONSUMER SERVICES	240,377
DIVERSIFIED FINANCIALS - 3.8%
710,581		3i Group plc	12,849
194,657		Ally Financial, Inc	8,464
312,090		American Express Co	58,361
67,621		Ameriprise Financial, Inc	20,311
63,534	g	Amundi S.A.	4,344

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
24,514		Annaly Capital Management, Inc	$173
561,786		Bank of New York Mellon Corp	27,881
72,995		BlackRock, Inc	55,781
392,269		Brookfield Asset Management, Inc	22,178
688,801		Charles Schwab Corp	58,073
141,853		CME Group, Inc	33,741
47,319		Deutsche Boerse AG.	8,518
351,721		Discover Financial Services	38,756
39,964		Eurazeo	3,360
9,442		Factset Research Systems, Inc	4,099
103,844		Franklin Resources, Inc	2,899
62,168		Goldman Sachs Group, Inc	20,522
10,629	*	Green Dot Corp	292
351,146		Hong Kong Exchanges and Clearing Ltd	16,459
369,958		Intercontinental Exchange Group, Inc	48,879
43,051		Invesco Ltd	993
198,003	*	Kinnevik AB	5,163
157,367		London Stock Exchange Group plc	16,410
127,179		Macquarie Group Ltd	19,234
20,516		MarketAxess Holdings, Inc	6,979
86,164		Moody's Corp	29,073
606,074		Morgan Stanley	52,971
24,409		Nasdaq Inc	4,350
281,900	*	Nomura Holdings, Inc	1,186
132,680		Northern Trust Corp	15,451
5,978	*	PRA Group, Inc	269
2,150	*	PROG Holdings, Inc	62
156,128		S&P Global, Inc	64,041
111,688		Schroders plc	4,703
2,200		Singapore Exchange Ltd	16
2,261,353		Standard Life Aberdeen plc	6,332
138,769		State Street Corp	12,089
70,744		T Rowe Price Group, Inc	10,696
32,500	e	Tokyo Century Corp	1,191
1,114,652		UBS Group AG	21,782
27,954		Voya Financial, Inc	1,855
26,666		Wendel	2,715
		TOTAL DIVERSIFIED FINANCIALS	723,501
ENERGY - 2.6%
380,386		Antero Midstream Corp	4,135
182,891		APA Corp	7,559
286,424		Baker Hughes Co	10,429
1,392,931		BP plc	6,829
877,669		Cenovus Energy, Inc (Toronto)	14,631
3,725	*	ChampionX Corp	91
147,151		Cheniere Energy, Inc	20,403
600,946		ConocoPhillips	60,095
2,773	*	Delek US Holdings, Inc	59
174		Devon Energy Corp	10
587,257		Enbridge, Inc	27,034
879,100		ENEOS Holdings, Inc	3,287
1,055,735		ENI S.p.A.	15,396
143,124		EOG Resources, Inc	17,065
229,842		EQT Corp	7,909
474,491		Equinor ASA	17,716
537,285		Galp Energia SGPS S.A.	6,793
588		Halliburton Co	22
105,076		Hess Corp	11,247
158,098		Imperial Oil Ltd	7,651
11,900		Inpex Holdings, Inc	140
5,808	e	Keyera Corp	147
1,048,160		Kinder Morgan, Inc	19,821
725,888	*	Kosmos Energy Ltd	5,219

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,507,936		Marathon Oil Corp	$37,864
1,757		Marathon Petroleum Corp	150
273,168		Neste Oil Oyj	12,455
348,621		NOV, Inc	6,836
2,570		Occidental Petroleum Corp	146
5,830	*	Oceaneering International, Inc	88
161,000		OMV AG.	7,693
23,705		ONEOK, Inc	1,674
65,921	e	Parkland Corp	1,949
4,347		Pioneer Natural Resources Co	1,087
1,037,526		Repsol YPF S.A.	13,591
1,135,919		Schlumberger Ltd	46,925
774,216	*	Southwestern Energy Co	5,551
584,881		Suncor Energy, Inc	19,041
162,935		Tenaris S.A.	2,448
636,418	e	Total S.A.	32,202
222,308		Valero Energy Corp	22,573
252,181		Woodside Petroleum Ltd	6,060
		TOTAL ENERGY	482,021
FOOD & STAPLES RETAILING - 0.7%
220,700		Aeon Co Ltd	4,706
354,454		Alimentation Couche-Tard, Inc	15,968
210,639	*	BJ's Wholesale Club Holdings, Inc	14,241
253,286		Coles Group Ltd	3,385
77,367		George Weston Ltd	9,527
1,743,514		J Sainsbury plc	5,771
1,474		Jeronimo Martins SGPS S.A.	35
98,864		Kesko Oyj (B Shares)	2,730
83,380		Koninklijke Ahold Delhaize NV	2,682
800		Lawson, Inc	31
138,558		Loblaw Cos Ltd	12,433
37,655		Metro, Inc	2,168
51,050	*	Performance Food Group Co	2,599
38,843		Pricesmart, Inc	3,064
63,935		SpartanNash Co	2,109
217,628	*	Sprouts Farmers Market, Inc	6,960
4,087,739		Tesco plc	14,799
95,857	*	United Natural Foods, Inc	3,964
268,652	*	US Foods Holding Corp	10,109
394,030		Woolworths Ltd	10,940
		TOTAL FOOD & STAPLES RETAILING	128,221
FOOD, BEVERAGE & TOBACCO - 2.1%
282,500		Ajinomoto Co, Inc	8,018
79,480		Archer-Daniels-Midland Co	7,174
383,095		Associated British Foods plc	8,322
3,832		Barry Callebaut AG.	8,984
50,699	*,e	Beyond Meat, Inc	2,449
1,758		Bunge Ltd	195
54,454		Campbell Soup Co	2,427
1,278,012		Coca-Cola Co	79,237
201,458	*	Coca-Cola European Partners plc (Class A)	9,793
211,279		Coca-Cola HBC AG.	4,406
282,718		Danone	15,618
14,883	*	Darling International, Inc	1,196
36,706		Fresh Del Monte Produce, Inc	951
408,304		General Mills, Inc	27,650
2,360	*	Hain Celestial Group, Inc	81
231,195		Hormel Foods Corp	11,916
144,659		Kellogg Co	9,329
109,373		Kerry Group plc (Class A)	12,232
132,700		Kikkoman Corp	8,790
79,144		McCormick & Co, Inc	7,899

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
113,527		Mowi ASA	$3,058
591,476		Nestle S.A.	76,903
29,600		Nissin Food Products Co Ltd	2,075
304,982		Orkla ASA	2,710
470,408		PepsiCo, Inc	78,737
141,100		Suntory Beverage & Food Ltd	5,378
6,454	*	TreeHouse Foods, Inc	208
449,800		Wilmar International Ltd	1,558
		TOTAL FOOD, BEVERAGE & TOBACCO	397,294
HEALTH CARE EQUIPMENT & SERVICES - 2.9%
40,833	*	Abiomed, Inc	13,526
40,357	*,e	Accelerate Diagnostics, Inc	58
46,979	*	Align Technology, Inc	20,483
175,429	*	Allscripts Healthcare Solutions, Inc	3,951
41,162		Ambu A.S.	606
99,959		Amplifon S.p.A.	4,449
64,063	*	Angiodynamics, Inc	1,380
63,606		Anthem, Inc	31,245
8,730	*	AtriCure, Inc	573
1,253	*	Axonics Modulation Technologies, Inc	79
1,376		Baxter International, Inc	107
34,133		BioMerieux	3,643
4,607		Cardinal Health, Inc	261
9,667		Carl Zeiss Meditec AG.	1,557
317,661		Cerner Corp	29,720
249,927	*	Cerus Corp	1,372
206,435		Cigna Corp	49,464
23,683		Cochlear Ltd	3,954
50,637		Coloplast AS	7,669
22,324	*	Computer Programs & Systems, Inc	769
38,723		Cooper Cos, Inc	16,170
13,160	*	Covetrus, Inc	221
188	*	DaVita, Inc	21
191,542		Dentsply Sirona, Inc	9,428
52,916	*	Dexcom, Inc	27,072
397,214	*	Edwards Lifesciences Corp	46,760
151,984	*	Envista Holdings Corp	7,403
334,461		Fisher & Paykel Healthcare Corp	5,612
13,596	*	Globus Medical, Inc	1,003
82,796		GN Store Nord	4,058
10,855	*	Guardant Health, Inc	719
117,437		HCA Healthcare, Inc	29,432
59,326	*	Health Catalyst, Inc	1,550
26,027	*	Henry Schein, Inc	2,269
5,801	*	Heska Corp	802
103,018	*	Hologic, Inc	7,914
97,987		Humana, Inc	42,641
55,436	*	IDEXX Laboratories, Inc	30,327
8,609	*	Inogen, Inc	279
527	*	Insulet Corp	140
20,890	*	Intersect ENT, Inc	585
164,019	*	Intuitive Surgical, Inc	49,481
42,838	*	Laboratory Corp of America Holdings	11,295
27,738		LeMaitre Vascular, Inc	1,289
8,932	*	LivaNova plc	731
14,728	*	Meridian Bioscience, Inc	382
39,504	*	Merit Medical Systems, Inc	2,628
98,516	*	NextGen Healthcare, Inc	2,060
257	*	Novocure Ltd	21
40,050	*	Omnicell, Inc	5,186
57,111	*	OraSure Technologies, Inc	387
32,369	*	Orthofix Medical Inc	1,059
13,628	*	Penumbra, Inc	3,027

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,830		Premier, Inc	$101
25,027		Quest Diagnostics, Inc	3,425
62,644	*	Quidel Corp	7,045
143,876		Ramsay Health Care Ltd	6,968
76,386		Resmed, Inc	18,524
267,255	e	Ryman Healthcare Ltd	1,730
34,038		Sonova Holdings AG	14,219
42,938	*	Staar Surgical Co	3,431
30,738		STERIS plc	7,432
68,100		Sysmex Corp	4,932
5,738	*	Tactile Systems Technology, Inc	116
15,158	*	Tandem Diabetes Care, Inc	1,763
4,565	*,e	Teladoc, Inc	329
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	556,833
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
33,243		Beiersdorf AG.	3,492
34,657		Clorox Co	4,818
286,421		Colgate-Palmolive Co	21,719
367,053		Essity AB	8,662
154,417		Estee Lauder Cos (Class A)	42,051
111,368		Henkel KGaA	7,351
148,576		Henkel KGaA (Preference)	9,945
172,700		Kao Corp	7,052
60,233		Kimberly-Clark Corp	7,418
67,555		L'Oreal S.A.	26,985
665,171		Procter & Gamble Co	101,638
189,400		Shiseido Co Ltd	9,566
216,400		Uni-Charm Corp	7,774
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	258,471
INSURANCE - 2.3%
1,404,168		Aegon NV	7,444
298,421		Aflac, Inc	19,215
1,727,200		AIA Group Ltd	18,035
115,468		Allianz AG.	27,575
107,011		Allstate Corp	14,822
11,186		Arthur J. Gallagher & Co	1,953
519,493	e	Assicurazioni Generali S.p.A.	11,882
2,426,453		Aviva plc	14,357
574,060		AXA S.A.	16,805
220,993		Chubb Ltd	47,270
169,042		CNP Assurances	4,070
37,622	*	eHealth, Inc	467
945,092	*	Genworth Financial, Inc (Class A)	3,572
1,068		Insurance Australia Group Ltd	3
485		Intact Financial Corp	72
3,515,232		Legal & General Group plc	12,463
80,687		Lincoln National Corp	5,274
196,080		Loews Corp	12,710
262,083		Marsh & McLennan Cos, Inc	44,664
38,449		Metlife, Inc	2,702
82,300		MS&AD Insurance Group Holdings Inc	2,672
31,684		Muenchener Rueckver AG.	8,470
49,367		NN Group NV	2,502
642		Principal Financial Group	47
272,679		Progressive Corp	31,083
297,908		Prudential Financial, Inc	35,204
304,703		QBE Insurance Group Ltd	2,613
149,200		Sompo Holdings, Inc	6,556
75,475		Sun Life Financial, Inc	4,214
4,443		Swiss Life Holding	2,847
121,443	e	Swiss Re Ltd	11,561
141,770		Travelers Cos, Inc	25,906

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY
14,047		Willis Towers Watson plc
49,305		Zurich Insurance Group AG
TOTAL INSURANCE
MATERIALS - 2.6%
117,018		Agnico-Eagle Mines Ltd
63		Akzo Nobel NV
19,088		Amcor plc
436,186		Antofagasta plc
10,825		Aptargroup, Inc
480,800		Asahi Kasei Corp
266,085		Ball Corp
185,990		BASF SE
229,311		BlueScope Steel Ltd
254,050		Boliden AB
83,968	*	Century Aluminum Co
290		Chr Hansen Holding A/S
91,048	*	Cleveland-Cliffs, Inc
19,088	*	Coeur Mining, Inc
1,679		Compass Minerals International, Inc
320,091		CRH plc
41,736		Croda International plc
45,685		DSM NV
418,426		DuPont de Nemours, Inc
215,455		Ecolab, Inc
496,318		Evolution Mining Ltd
921,299		Fortescue Metals Group Ltd
58,042		Franco-Nevada Corp
3,439		Givaudan S.A.
102,204		HeidelbergCement AG.
204,900	*	Hitachi Metals Ltd
63,027		International Flavors & Fragrances, Inc
1,576		International Paper Co
11,455		Johnson Matthey plc
38,580		Koppers Holdings, Inc
2,995		Linde plc
16,785		Martin Marietta Materials, Inc
32,192		Mineral Resources Ltd
302,800		Mitsubishi Chemical Holdings Corp
61,692		Mitsui Chemicals, Inc
279,116		Mondi plc
139,473		Mosaic Co
605,266		Newcrest Mining Ltd
462,237		Newmont Goldcorp Corp
226,700		Nippon Paint Co Ltd
600,800		Nippon Steel Corp
89,700		Nitto Denko Corp
1,246,441		Norsk Hydro ASA
375,868		Northern Star Resources Ltd
143,731		Nucor Corp
198,732		Nutrien Ltd
1,122		Orica Ltd
20,642		PPG Industries, Inc
2,785		Reliance Steel & Aluminum Co
5,386		Schnitzer Steel Industries, Inc (Class A)
116,800		Shin-Etsu Chemical Co Ltd
48,119		Sika AG.
152,065		Stora Enso Oyj (R Shares)
1,341,900		Sumitomo Chemical Co Ltd
241,100		Sumitomo Metal Mining Co Ltd
158,848	*	Summit Materials, Inc
369,939	e	Svenska Cellulosa AB (B Shares)
341,684		Teck Cominco Ltd
9,000		Toray Industries, Inc

VALUE (000)

$3,318 24,352

426,700

7,161

5

216

9,478

1,272

4,159

23,948

10,613

3,566

12,816

2,209

21

2,933

85

105

12,767

4,293

8,173

30,788

38,041

1,638

14,162

9,236

14,213

5,792

3,428

8,277

73

280

1,062

957

6,460

1,269

2,014

1,551

5,425

9,275

12,231

36,725

1,986

10,601

6,430

12,110

3,032

21,366

20,542

13

2,706

511

280

17,746

15,920

2,983

6,144

12,215

4,934

7,183

13,797

47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
20,355		Trimas Corp	$653
24,182		Trinseo plc	1,159
212,138		Umicore S.A.	9,170
25,842	e	UPM-Kymmene Oyj	844
112,930		Voestalpine AG.	3,360
120,838		Wheaton Precious Metals Corp	5,746
		TOTAL MATERIALS	488,195
MEDIA & ENTERTAINMENT - 2.3%
1,413	*,e	AMC Entertainment Holdings, Inc	35
78		Cable One, Inc	114
195,835	*	Cinemark Holdings, Inc	3,384
1,183,063		Comcast Corp (Class A)	55,391
465	*,e	Discovery, Inc (Class A)	12
314,535	*	Discovery, Inc (Class C)	7,854
173,643		Electronic Arts, Inc	21,968
162,479		Gray Television, Inc	3,586
109,942	*	iHeartMedia, Inc	2,081
9,348	*	Imax Corp	177
1,140,341	*	Informa plc	8,935
110,370		Interpublic Group of Cos, Inc	3,913
14,063		John Wiley & Sons, Inc (Class A)	746
20,610	*	Liberty Broadband Corp (Class A)	2,701
188,270	*	Liberty Broadband Corp (Class C)	25,477
141,830	*	Netflix, Inc	53,128
62,705		New York Times Co (Class A)	2,874
40,200		Nintendo Co Ltd	20,291
324,289		Omnicom Group, Inc	27,526
2,083		Pearson plc	20
52,277		Publicis Groupe S.A.	3,173
5,556	*	Roku, Inc	696
31,159		Scholastic Corp	1,255
10,426		Seek Ltd	230
84,576		Sinclair Broadcast Group, Inc (Class A)	2,370
1,707,477	e	Sirius XM Holdings, Inc	11,303
9,104	*	Snap, Inc	328
87,300	*	Take-Two Interactive Software, Inc	13,421
9,574		TEGNA, Inc	214
195,838	*	TripAdvisor, Inc	5,311
1,068,882	*	Twitter, Inc	41,355
1,668		ViacomCBS, Inc (Class B)	63
121,660	*	Vimeo, Inc	1,445
319,074		Vivendi Universal S.A.	4,169
569,338	*	Walt Disney Co	78,090
6,997	e	World Wrestling Entertainment, Inc (Class A)	437
766,310		WPP plc	10,029
1,073,300		Z Holdings Corp	4,640
619	*	ZoomInfo Technologies, Inc	37
1,689,820	*	Zynga, Inc	15,614
		TOTAL MEDIA & ENTERTAINMENT	434,393
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
56,930	*	Acadia Pharmaceuticals, Inc	1,379
77,531	*,e	Aerie Pharmaceuticals, Inc	706
250,486		Agilent Technologies, Inc	33,147
49,927	*	Agios Pharmaceuticals, Inc	1,453
201,497		Amgen, Inc	48,726
22,172	*	AnaptysBio, Inc	549
224,873	*	Antares Pharma, Inc	922
789,014		Astellas Pharma, Inc	12,328
328,364		AstraZeneca plc	43,545
12,920		AstraZeneca plc (ADR)	857
73,556	*	Atara Biotherapeutics, Inc	683
2,859	*,e	Axsome Therapeutics, Inc	118

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
107,053	*	Bausch Health Cos, Inc	$2,446
278,067	*	BioCryst Pharmaceuticals, Inc	4,521
65,581	*	Biogen, Inc	13,811
50,127	*	BioMarin Pharmaceutical, Inc	3,865
56,307	*	Bluebird Bio, Inc	273
808,410		Bristol-Myers Squibb Co	59,038
257,619	*,e	Canopy Growth Corp (Toronto)	1,954
469	*	Catalent, Inc	52
36,414	*	Chimerix, Inc	167
344,691		Chugai Pharmaceutical Co Ltd	11,502
58,062	*	Collegium Pharmaceutical, Inc	1,182
127,542		CSL Ltd	25,463
85,752	*	Curis, Inc	204
431,800		Daiichi Sankyo Co Ltd	9,429
243,269		Danaher Corp	71,358
117,600		Eisai Co Ltd	5,448
283,808		Eli Lilly & Co	81,274
2,088	*	Exact Sciences Corp	146
9,127	*	Genmab AS	3,296
408,868		Gilead Sciences, Inc	24,307
1,361,970		GlaxoSmithKline plc	29,469
35,779	*	Halozyme Therapeutics, Inc	1,427
72,695	*	Humanigen, Inc	219
18,136	*	Illumina, Inc	6,337
35,026	*	Insmed, Inc	823
99,229	*	Intra-Cellular Therapies, Inc	6,072
72,922	*	IQVIA Holdings, Inc	16,860
29,343	*	Jazz Pharmaceuticals plc	4,568
35,373	*,e	Karyopharm Therapeutics, Inc	261
26,425		Lonza Group AG.	19,148
34,997	*	MacroGenics, Inc	308
329,520		Merck & Co, Inc	27,037
64,945		Merck KGaA	13,563
6,448	*	Mettler-Toledo International, Inc	8,854
3,119	*	Mirati Therapeutics, Inc	256
391,846		Novo Nordisk AS	43,462
263,600		Ono Pharmaceutical Co Ltd	6,607
387,642	*,e	Opko Health, Inc	1,334
96,567	e	Orion Oyj (Class B)	4,386
45,551		Perrigo Co plc	1,751
70,172	*	Prothena Corp plc	2,566
99,790	*,e	Provention Bio, Inc	730
11,196	*	Regeneron Pharmaceuticals, Inc	7,820
15,548	*	Repligen Corp	2,924
80,012	*	Revance Therapeutics, Inc	1,560
154,231		Roche Holding AG.	61,023
18,000		Santen Pharmaceutical Co Ltd	180
116,300		Shionogi & Co Ltd	7,146
181,200		Sumitomo Dainippon Pharma Co Ltd	1,788
134,484		Thermo Fisher Scientific, Inc	79,433
103,681		UCB S.A.	12,400
30,351	*	Ultragenyx Pharmaceutical, Inc	2,204
155,385	*	Vertex Pharmaceuticals, Inc	40,551
17,175	*	Vifor Pharma AG.	3,062
20,594	*	Waters Corp	6,392
42,115		West Pharmaceutical Services, Inc	17,297
235,487	*,e	ZIOPHARM Oncology, Inc	154
255,546		Zoetis, Inc	48,193
15,799	*,e	Zogenix, Inc	11
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	952,325
REAL ESTATE - 1.9%
55,001		Alexandria Real Estate Equities, Inc	11,069
222,504		American Tower Corp	55,897

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
78,909		Boston Properties, Inc	$10,164
545,111		British Land Co plc	3,774
55,992		Brixmor Property Group, Inc	1,445
2,321,373	*	Capitaland Investment Ltd	6,802
416,653		CapitaMall Trust	689
32,768		CatchMark Timber Trust, Inc	269
92,378		CBRE Group, Inc	8,454
177,700	e	City Developments Ltd	1,027
50,977		Crown Castle International Corp	9,410
301,100		Daiwa House Industry Co Ltd	7,849
321,986	*	DiamondRock Hospitality Co	3,252
6,866		Douglas Emmett, Inc	230
40,063		Equinix, Inc	29,712
35,008		First Industrial Realty Trust, Inc	2,167
5,328		FirstService Corp	771
28,310		Fonciere Des Regions	2,253
55,983		Franklin Street Properties Corp	330
665		Gecina S.A.	84
565,550		Goodman Group	9,612
683,337		GPT Group	2,636
224,945		Healthpeak Properties Inc	7,722
3,679	*	Howard Hughes Corp	381
274,300		Hulic Co Ltd	2,461
945		Iron Mountain, Inc	52
30,104	e	iStar Inc	705
6,486	*	Jones Lang LaSalle, Inc	1,553
4,380		Kilroy Realty Corp	335
104,398		Klepierre	2,780
1,939		Land Securities Group plc	20
14,484		LEG Immobilien AG.	1,649
505,854		Lend Lease Corp Ltd	4,217
1,231,900		Link REIT	10,491
253,105		Macerich Co	3,959
1,039,835		Mirvac Group	1,928
559,000		Mitsubishi Estate Co Ltd	8,324
357,710		Mitsui Fudosan Co Ltd	7,656
97,100		Nomura Real Estate Holdings, Inc	2,325
443,687		Park Hotels & Resorts, Inc	8,665
374,201		Prologis, Inc	60,426
66,712	*	Realogy Holdings Corp	1,046
2,740		RMR Group, Inc	85
672,078		Segro plc	11,815
888,670		Stockland Trust Group	2,816
550,000		Swire Pacific Ltd (Class A)	3,345
1,291,200		Swire Properties Ltd	3,191
104,837	*	Unibail-Rodamco-Westfield	7,853
1,300	e	UOL Group Ltd	7
70,270		Ventas, Inc	4,340
182,973		Vicinity Centres	254
197,287		Welltower, Inc	18,967
258,918		Weyerhaeuser Co	9,813
63,158	*	Xenia Hotels & Resorts, Inc	1,218
		TOTAL REAL ESTATE	358,295
RETAILING - 1.9%
45,506	*	1-800-FLOWERS.COM, Inc (Class A)	581
16,612		Advance Auto Parts, Inc	3,438
621		Best Buy Co, Inc	57
184	*	Burlington Stores, Inc	34
158		Canadian Tire Corp Ltd	24
2,874	*	CarMax, Inc	277
80,482	*,g	Delivery Hero AG.	3,508
749,147		eBay, Inc	42,896
13,700		Fast Retailing Co Ltd	7,023

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
7,052	*	Five Below, Inc	$1,117
10,059	*,e	Fiverr International Ltd	765
25,942	*	Genesco, Inc	1,650
679		Genuine Parts Co	86
289,675	e	Hennes & Mauritz AB (B Shares)	3,890
31,149		Hibbett Sports, Inc	1,381
296,032		Home Depot, Inc	88,611
266,617		Industria De Diseno Textil S.A.	5,814
776,503	*	JD Sports Fashion plc	1,496
24,243		Kering	15,305
250,761		Kingfisher plc	837
27,150	*	Lands' End, Inc	459
83,685		LKQ Corp	3,800
269,572		Lowe's Companies, Inc	54,505
466,002		Macy's, Inc	11,352
38,743	*	MarineMax, Inc	1,560
370	*	MercadoLibre, Inc	440
21,905		Next plc	1,723
569		Pool Corp	241
284,110		Prosus NV	15,321
157,019	*	Quotient Technology, Inc	1,002
144,672	*	RealReal, Inc	1,050
47,226		Ross Stores, Inc	4,272
1,746	*	Sally Beauty Holdings, Inc	27
34,896		Shoe Carnival, Inc	1,018
243,440		Target Corp	51,663
516,678		TJX Companies, Inc	31,300
17,329		Tractor Supply Co	4,044
62,274		Wesfarmers Ltd	2,337
874		Winmark Corp	192
44,752	*,g	Zalando SE	2,266
20,869	*	Zumiez, Inc	797
		TOTAL RETAILING	368,159
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
414,647		Applied Materials, Inc	54,650
90,388		ASML Holding NV	60,399
23,227	*	Cirrus Logic, Inc	1,969
81,941	*	First Solar, Inc	6,862
1,465,565		Intel Corp	72,633
82,452		Lam Research Corp	44,327
558,190		NVIDIA Corp	152,308
236,780		NXP Semiconductors NV	43,823
681,596	*	ON Semiconductor Corp	42,675
19,466	*	Silicon Laboratories, Inc	2,924
374,060		Texas Instruments, Inc	68,633
45,200		Tokyo Electron Ltd	23,213
14,129		Universal Display Corp	2,359
29,210	*	Wolfspeed Inc	3,326
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	580,101
SOFTWARE & SERVICES - 7.7%
109,928		Accenture plc	37,071
158,646	*	Adobe, Inc	72,282
9,303	*	Anaplan, Inc	605
9,776	*	Ansys, Inc	3,105
22,621	*	Aspen Technology, Inc	3,741
184,161	*	Autodesk, Inc	39,475
250,427		Automatic Data Processing, Inc	56,982
157,497	*	Avaya Holdings Corp	1,996
59,147	*	Benefitfocus, Inc	746
92,944	*	Blackline, Inc	6,805
149,050	*	Cadence Design Systems, Inc	24,513
77,503		Cap Gemini S.A.	17,198

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
54,183	*	ChannelAdvisor Corp	$898
342		Citrix Systems, Inc	35
73,408		Computershare Ltd	1,349
29,501		Concentrix Corp	4,914
57,603		CSG Systems International, Inc	3,662
121,824		Dolby Laboratories, Inc (Class A)	9,529
480,056	*	DXC Technology Co	15,664
40,306	*	Elastic NV	3,585
61,603	*	ExlService Holdings, Inc	8,826
117,546	*	Five9, Inc	12,977
96,100		Fujitsu Ltd	14,398
34,416	*	HubSpot, Inc	16,346
440,193		International Business Machines Corp	57,234
112,996		Intuit, Inc	54,333
259,510		Mastercard, Inc (Class A)	92,744
1,444,046		Microsoft Corp	445,214
265,881		NEC Corp	11,170
94,110	*	New Relic, Inc	6,294
211,300		Nomura Research Institute Ltd	6,894
1,601		NortonLifelock, Inc	42
128,391	*	Nutanix, Inc	3,443
204,455	*	Okta, Inc	30,865
6,151	*	OneSpan, Inc	89
38,600		Otsuka Corp	1,369
30,261	*	Paylocity Holding Corp	6,227
542,164	*	PayPal Holdings, Inc	62,701
62,739	*	Perficient, Inc	6,907
29,937	*	Rapid7, Inc	3,330
333,884	*	salesforce.com, Inc	70,890
279,220		SAP AG.	30,945
99,922	*	ServiceNow, Inc	55,646
32,023	*	Shopify, Inc (Class A)	21,657
37,192	*	Smartsheet, Inc	2,037
451	*	Splunk, Inc	67
65,779	*	SPS Commerce, Inc	8,630
73,600		Sumisho Computer Systems Corp	1,259
119,055	*	SVMK, Inc	1,936
60,958	*	Teradata Corp	3,005
31,388		TTEC Holdings, Inc	2,590
341,426		VMware, Inc (Class A)	38,878
1,119		Western Union Co	21
86,827	*	WEX, Inc	15,494
160,866		Wisetech Global Ltd	6,055
178,727	*	Workday, Inc	42,798
9,773	*	Workiva, Inc	1,153
122,223	*	Xero Ltd	9,263
		TOTAL SOFTWARE & SERVICES	1,457,882
TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
76,602		Avnet, Inc	3,109
3,200		Azbil Corp	106
64,337		Benchmark Electronics, Inc	1,611
141,665	*	Ciena Corp	8,589
1,397,469		Cisco Systems, Inc	77,923
214,138		Cognex Corp	16,521
48,700		CTS Corp	1,721
22,073	*	ePlus, Inc	1,237
55,107	*	Fabrinet	5,793
5,198	*	FARO Technologies, Inc	270
40,800		Fujifilm Holdings Corp	2,490
1,869,786		Hewlett Packard Enterprise Co	31,244
1,210,298		HP, Inc	43,934
16,400		Ibiden Co Ltd	800
41,421	*	Insight Enterprises, Inc	4,445

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
4,037	*	Itron, Inc	$213
50,374		Keyence Corp	23,359
174,806	*	Keysight Technologies, Inc	27,614
39,615	*	Kimball Electronics, Inc	792
134,929	*	Knowles Corp	2,905
15,513	*	Lumentum Holdings, Inc	1,514
8,736		Methode Electronics, Inc	378
4,828		Motorola Solutions, Inc	1,169
236,500		Murata Manufacturing Co Ltd	15,579
56,510		National Instruments Corp	2,294
601,450	*	Nokia Oyj	3,312
3,862	*	Novanta, Inc	550
57,800		Omron Corp	3,847
732	*	OSI Systems, Inc	62
44,932	*,e	PAR Technology Corp	1,813
64,222	*	Ribbon Communications, Inc	198
35,639	*	Rogers Corp	9,683
5,900		Shimadzu Corp	203
32,734		SYNNEX Corp	3,378
151,500		TDK Corp	5,466
490,188	*	Trimble Inc	35,362
191,199	*	TTM Technologies, Inc	2,834
76,602		Vishay Intertechnology, Inc	1,501
18,093	*	Vishay Precision Group, Inc	582
297,325		Vontier Corp	7,549
275,506		Xerox Holdings Corp	5,557
86,232	*	Zebra Technologies Corp (Class A)	35,674
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	393,181
TELECOMMUNICATION SERVICES - 1.3%
4,985,806		BT Group plc	11,888
10,000		HKT Trust and HKT Ltd	14
180,456	*	Iridium Communications, Inc	7,276
562,532		KDDI Corp	18,443
108,559		Koninklijke KPN NV	377
2,960	*	Liberty Global plc (Class A)	75
7,192	*	Liberty Global plc (Class C)	186
2,586		Lumen Technologies, Inc	29
285,900		Nippon Telegraph & Telephone Corp	8,306
1,155,137		Orange S. A.	13,678
185,118		Rogers Communications, Inc (Class B)	10,478
3,175,800		Singapore Telecommunications Ltd	6,167
1,298,600		Softbank Corp	15,146
6,454		Swisscom AG.	3,878
8,252		Tele2 AB (B Shares)	125
394,386		Telefonica Deutschland Holding AG.	1,073
210,023		Telenor ASA	3,014
322,622	e	TeliaSonera AB	1,294
14,204		TELUS Corp	371
403,389	*	T-Mobile US, Inc	51,775
1,403,771		Verizon Communications, Inc	71,508
10,574,178		Vodafone Group plc	17,339
		TOTAL TELECOMMUNICATION SERVICES	242,440
TRANSPORTATION - 1.4%
115,400	*,e	All Nippon Airways Co Ltd	2,412
47,788		ArcBest Corp	3,847
147,420	*	Auckland International Airport Ltd	798
620,413		Aurizon Holdings Ltd	1,705
29,227	*	Avis Budget Group, Inc	7,696
208,562		Canadian National Railway Co	27,977
89,600		Central Japan Railway Co	11,683
60,733		CH Robinson Worldwide, Inc	6,542
1,392,369		CSX Corp	52,144

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
868,463	*	Delta Air Lines, Inc	$34,365
134,300		East Japan Railway Co	7,773
112,078		Expeditors International of Washington, Inc	11,562
100		Keio Corp	4
200	e	Kintetsu Corp	6
29,378		Kuehne & Nagel International AG.	8,341
459		Landstar System, Inc	69
1,712,864		MTR Corp	9,224
25,400		Nippon Express Holdings, Inc	1,745
108,678	e	Nippon Yusen Kabushiki Kaisha	9,507
125,968		Norfolk Southern Corp	35,929
56,984		Old Dominion Freight Line	17,020
85,700		SG Holdings Co Ltd	1,614
676,449	*,e	Singapore Airlines Ltd	2,726
1,590,805		Transurban Group	16,073
19,000		West Japan Railway Co	787
		TOTAL TRANSPORTATION	271,549
UTILITIES - 1.9%
478,619	e	Algonquin Power & Utilities Corp	7,423
689		Alliant Energy Corp	43
307,354		American Electric Power Co, Inc	30,665
500,415		APA Group	3,977
1,300,000		CLP Holdings Ltd	12,649
11,970		CMS Energy Corp	837
207,239		Consolidated Edison, Inc	19,621
21,990		DTE Energy Co	2,907
2,787,323		Enel S.p.A.	18,610
911,108		Energias de Portugal S.A.	4,484
149,637		Eversource Energy	13,197
118,617		Fortis, Inc	5,867
1,974,921		Iberdrola S.A.	21,586
1,875		Mercury NZ Ltd	8
388,915		Meridian Energy Ltd	1,355
285,175		National Grid plc	4,383
202,403	e	Naturgy Energy Group S.A.	6,064
801,108		NextEra Energy, Inc	67,862
4,849		Origin Energy Ltd	23
89,625	*,g	Orsted AS	11,219
145,500		Osaka Gas Co Ltd	2,493
229,955		Public Service Enterprise Group, Inc	16,097
620,099		Scottish & Southern Energy plc	14,169
179,226		Sempra Energy	30,132
7,999		South Jersey Industries, Inc	276
557,169		Southern Co	40,400
20,822	*	Sunnova Energy International, Inc	480
181,100	e	Tokyo Gas Co Ltd	3,315
34,209		UGI Corp	1,239
125,061		WEC Energy Group, Inc	12,482
201,909		Xcel Energy, Inc	14,572
		TOTAL UTILITIES	368,435
		TOTAL COMMON STOCKS	11,146,857
		(Cost $8,277,195)
PREFERRED STOCKS - 0.3%
BANKS - 0.1%
233,115	*,e	Federal Home Loan Mortgage Corp	723
740,991	*,e	Federal National Mortgage Association	2,386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
SHARES		COMPANY		(000)
490,000		First Republic Bank		$10,172
		TOTAL BANKS		13,281
INSURANCE - 0.0%
180,000	e	Assurant, Inc		4,180
		TOTAL INSURANCE		4,180
REAL ESTATE - 0.1%
390,000	e	Brookfield	Property Partners LP	8,018
695,000		Brookfield	Property Partners LP	14,651
		TOTAL REAL ESTATE		22,669
UTILITIES - 0.1%
490,000	e	Brookfield Infrastructure Partners LP		10,079
308,000	e	Brookfield	Renewable Partners LP	6,979
		TOTAL UTILITIES		17,058
		TOTAL PREFERRED STOCKS		57,188
		(Cost $88,178)
		EXPIRATION
		DATE
RIGHTS/WARRANTS - 0.0%
MEDIA & ENTERTAINMENT - 0.0%
38,808	† Media General, Inc	0
	TOTAL MEDIA & ENTERTAINMENT	0
	TOTAL RIGHTS/WARRANTS	0
	(Cost $0)
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 6.6%
GOVERNMENT AGENCY DEBT - 4.3%
$8,000,000	Federal Farm Credit Bank (FFCB)	0.000%	04/11/22	8,000
10,000,000	FFCB	0.000	04/13/22	9,999
20,000,000	FFCB	0.000	04/26/22	19,998
18,000,000	FFCB	0.000	05/02/22	17,993
10,000,000	FFCB	0.000	05/04/22	9,996
11,000,000	FFCB	0.000	05/17/22	10,994
13,750,000	FFCB	0.000	05/27/22	13,741
29,205,000	FFCB	0.000	06/08/22	29,171
17,427,000	FFCB	0.000	06/16/22	17,404
10,000,000	FFCB	0.000	07/06/22	9,980
19,231,000	FFCB	0.000	09/01/22	19,146
15,000,000	FFCB	0.000	09/13/22	14,928
35,842,000	Federal Home Loan Bank (FHLB)	0.000	04/01/22	35,842
50,000,000	FHLB	0.000	04/05/22	49,999
40,681,000	FHLB	0.000	04/06/22	40,680
10,000,000	FHLB	0.000	04/07/22	10,000
24,000,000	FHLB	0.000	04/08/22	23,999
12,500,000	FHLB	0.000	04/13/22	12,499
73,000,000	FHLB	0.000	04/18/22	72,994
18,695,000	FHLB	0.000	04/20/22	18,693
12,500,000	FHLB	0.000	04/22/22	12,499
10,000,000	FHLB	0.000	04/25/22	9,999
58,323,000	FHLB	0.000	05/05/22	58,300
10,000,000	FHLB	0.000	05/06/22	9,996
25,000,000	FHLB	0.000	05/11/22	24,988
14,600,000	FHLB	0.000	05/13/22	14,593

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		FHLB	0.000%	05/18/22	$19,989
25,000,000		FHLB	0.000	05/23/22	24,985
25,000,000		FHLB	0.000	05/24/22	24,985
29,188,000		FHLB	0.000	05/25/22	29,170
25,000,000		FHLB	0.000	05/27/22	24,984
10,000,000		FHLB	0.000	06/06/22	9,989
10,000,000		FHLB	0.000	06/17/22	9,987
10,000,000		FHLB	0.000	06/30/22	9,984
30,000,000		FHLB	0.000	07/07/22	29,939
15,000,000		FHLB	0.000	07/15/22	14,967
10,300,000		FHLB	0.000	07/19/22	10,276
20,000,000		FHLB	0.000	08/04/22	19,937
8,000,000		FHLB	0.000	08/05/22	7,975
7,815,000		Tennessee Valley Authority (TVA)	0.000	04/06/22	7,815
		TOTAL GOVERNMENT AGENCY DEBT			821,413
REPURCHASE AGREEMENT - 0.9%
160,520,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	160,520
		TOTAL REPURCHASE AGREEMENT			160,520
TREASURY DEBT - 0.3%
15,000,000		United States Treasury Bill	0.000	05/12/22	14,997
10,000,000		United States Treasury Bill	0.000	10/06/22	9,946
10,195,000		United States Treasury Note	2.250	04/15/22	10,203
25,000,000		United States Treasury Note	1.750	05/15/22	25,044
		TOTAL TREASURY DEBT			60,190
SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
212,093,368	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		212,093
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			212,093
		TOTAL SHORT-TERM INVESTMENTS			1,254,216
		(Cost $1,254,665)
		TOTAL INVESTMENTS - 105.0%			19,860,954
		(Cost $17,327,057)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%			(949,685)
		NET ASSETS - 100.0%			$18,911,269
	ADR	American Depositary Receipt
	CLP	Chilean Peso
	CCRC	Congregate Care Retirement Center
	EUR	Euro
	LIBOR	London Interbank Offered Rate
	M	Month
	REIT	Real Estate Investment Trust
	SOFR	Secure Overnight Financing Rate

^Amount represents less than $1,000. * Non-income producing

† Security is categorized as Level 3 in the fair value hierarchy.

‡ Perpetual security

c Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $252,954,037.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $1,993,782,563 or 10.5% of net assets.

hAll or a portion of these securities were purchased on a delayed delivery basis.

iFloating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

qIn default

rAgreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $160,520,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $163,730,446.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Principal denominated in U.S. Dollars, unless otherwise noted.

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

•

•

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Funds’ investments as of March 31, 2022, based on the inputs used to value them:

Account	Level 1	Level 2	Level 3	Total
Stock
Corporate bonds	$—	$61	$—	$61
Common stocks	88,859,855	37,271,108	5,240	126,136,203
Preferred stocks	—	—	16	16
Rights/Warrants	15	1,527	26	1,568
Short-term investments	—	2,889,244	—	2,889,244
Written options**	(962)	—	—	(962)
Futures contracts**	56,163	—	—	56,163
Total	$88,915,071	$40,161,940	$5,282	$129,082,293
Global Equities
Corporate bonds	$—	$16	$—	$16
Common stocks	17,285,373	8,706,945	67	25,992,385
Rights/Warrants	—	273	—	273
Short-term investments	—	477,530	—	477,530
Futures contracts**	10,785	—	—	10,785
Total	$17,296,158	$9,184,764	$67	$26,480,989
Growth
Common stocks	$33,494,013	$774,069	$—	$34,268,082
Short-term investments	41,016	64,234	—	105,250
Written options**	(1,431)	—	—	(1,431)
Total	$33,533,598	$838,303	$—	$34,371,901
Equity Index
Common stocks	$23,788,117	$23	$270	$23,788,410
Rights/Warrants	—	1	—	1
Short-term investments	100,990	66,053	—	167,043
Futures contracts**	2,636	—	—	2,636
Total	$23,891,743	$66,077	$270	$23,958,090

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Bond Market
Bank loan obligations	$—	$95,835	$335	$96,170
Corporate bonds	—	4,775,059	4,977	4,780,036
Government bonds	—	5,108,494	12,680	5,121,174
Structured assets	—	2,184,364	348	2,184,712
Preferred stocks	6,376	—	—	6,376
Short-term investments	164,584	1,602,250	—	1,766,834
Futures contracts**	5,981	—	—	5,981
Forward foreign currency contracts**	—	2,028	—	2,028
Credit default swap contracts**	—	(317)	—	(317)
Total	$176,941	$13,767,713	$18,340	$13,962,994
Inflation-Linked Bond
Bank loan obligations	$—	$47,263	$—	$47,263
Corporate bonds	—	124,500	—	124,500
Government bonds	—	7,413,061	—	7,413,061
Structured assets	—	209,118	3,000	212,118
Short-term investments	48,193	53,232	—	101,425
Futures contracts**	4,568	—	—	4,568
Total	$52,761	$7,847,174	$3,000	$7,902,935
Social Choice
Bank loan obligations	$—	$15,563	$178	$15,741
Corporate bonds	—	3,090,126	—	3,090,126
Government bonds	—	3,471,050	1,220	3,472,270
Structured assets	—	816,457	8,099	824,556
Common stocks	8,229,472	2,917,385	—	11,146,857
Preferred stocks	57,188	—	—	57,188
Short-term investments	212,093	1,042,123	—	1,254,216
Total	$8,498,753	$11,352,704	$9,497	$19,860,954
** Derivative instruments are not reflected in the	market value of portfolio investments.

A10944-B (5/22)